UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

200 BERKLEY STREET, BOSTON, MA 02116
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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 Berkeley Street, BOSTON, MA 02116
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497
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Date of fiscal year end: August 31
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Date of reporting period: August 31, 2020
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ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared seven annual reports to shareholders for the period ended August 31, 2020. The first report applies to the Alternative Asset Allocation Fund, the second report applies to the Floating Rate Income Fund, the third report applies to the Multi-Asset High Income Fund (formerly Income Allocation Fund), the fourth report applies to the New Opportunities Fund, the fifth report applies to the Strategic Income Opportunities Fund, the sixth report applies to the 16 of the Registrant’s Funds, and the seventh applies to 5 of the Registrant’s Funds.

John Hancock

Alternative Asset Allocation Fund

Annual report 8/31/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R Suite) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Despite the heightened fears over the coronavirus (COVID-19), which sent markets tumbling during the latter half of February and early March, global financial markets delivered positive returns for the 12-month period ended August 31, 2020. In response to the first-quarter sell-off, the U.S. Federal Reserve acted quickly, lowering interest rates to near zero and reinstating quantitative easing, as well as announcing its plans to shore up short-term debt. Many other nations followed suit and credit spreads rebounded off their highs as liquidity concerns eased.

Of course, it would be a mistake to consider the market's turnaround a trustworthy signal of assured or swift economic recovery. While there has been economic growth in much of the developed world, the pace has slowed in many areas as spending remains far below prepandemic levels.

From an investment perspective, we continue to think that maintaining a focus on long-term objectives while pursuing a risk-aware strategy is a prudent way forward. Above all, we believe the counsel of a trusted financial professional continues to matter now more than ever. Periods of heightened uncertainty are precisely the time to review your financial goals and follow a plan that helps you make the most of what continues to be a challenging situation.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Alternative Asset Allocation Fund

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
12	Financial statements
16	Financial highlights
22	Notes to financial statements
31	Report of independent registered public accounting firm
32	Tax information
33	Continuation of investment advisory and subadvisory agreements
40	Statement regarding liquidity risk management
43	Trustees and Officers
47	More information

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/2020 (%)

Class A shares (without sales charges)
HFRX Global Hedge Fund Index
Morningstar multialternative fund category average
4.88
2.74
–0.69
2.24
1.74
0.64
2.67
1.75
0.93
3.30
1.27
1.64
1 year
3 year
5 year
10 year

The HFRX Global Hedge Fund Index is composed of all eligible hedge fund strategies including four principal strategies: equity hedge, event driven, macro/managed futures, and relative value arbitrage.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Financial assets experienced elevated volatility

Higher-risk asset categories—after performing well through mid-February—sold off sharply in response to the economic slowdown caused by the coronavirus pandemic, but they regained the lost ground from April onward.

The fund delivered a positive return, but it underperformed its benchmark, the HFRX Global Hedge Fund Index

Absolute return strategies, while experiencing more limited downside than the broader financial markets in the February-March sell-off, detracted for the full period.

The Alternative Investment Approaches portfolio contributed

This segment of the portfolio, where the underlying managers use opportunistic techniques, was a positive driver of performance.

ASSET ALLOCATION AS OF 8/31/2020 (%)

Affiliated investment companies	74.8
Absolute return strategies	35.3
Alternative investment approaches	32.4
Alternative markets	7.1
Unaffiliated investment companies	25.1
Absolute return strategies	11.8
Alternative investment approaches	9.4
Alternative markets	3.9
Short-term investments and other	0.1

As a percentage of net assets.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       3

Manager's discussion of fund performance

What elements of the fund's positioning helped and hurt absolute performance during the period ended August 31, 2020?

The Alternative Investment Approaches portfolio, where the underlying managers use opportunistic techniques, accounted for the majority of the fund's positive return. Both Seaport Long/Short Fund (Wellington) and Hedged Equity Fund (JPMorgan) delivered robust gains due to their net long positions in equities. In addition, Short Duration Credit Opportunities Fund (Stone Harbor) and Strategic Income Opportunities Fund (MIM US)—both of which use a flexible approach to fixed-income investing—benefited from the strength in the credit-sensitive segments of the bond market. The Alternative Investment Approaches portfolio had a weighting of approximately 42% of total fund assets as of the end of August.

The Alternative Markets portfolio, which includes asset classes where the drivers of performance are often unrelated to those of traditional investments, was an additional contributor. This segment of the fund was invested in global infrastructure stocks, gold, real estate securities, and commodity futures. The majority of the portfolio's positive absolute return came from DB Gold Fund (Invesco), which benefited from the combination of a weaker U.S. dollar, investors' search for safe havens, and negative real interest rates in much of the developed world. The Alternative Markets portfolio was weighted at 11% as of period end.

Absolute Return strategies (those designed to generate positive performance across a variety of scenarios) detracted from results. These strategies typically have a low correlation to equities and other riskier segments of the financial markets, which was a headwind given the gains for stocks and the bond market's credit sectors over the full period. An allocation to Absolute Return Currency Fund (First Quadrant) added value, as did positions in merger arbitrage portfolios. However, holdings in Alternative Risk Premia Fund (Unigestion) and Diversified Macro Fund (Graham) detracted. At the close of the period, the Absolute Return portfolio's weighting stood at approximately 47%.

What changes did you make to the portfolio?

We continued to rotate the fund's holdings in an effort to optimize the investment mix and capitalize on what we see as the most compelling risk/return opportunities on a longer-term basis. We added Alternative Risk Premia Fund to the Absolute

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       4

Return portfolio, and we funded the purchase by eliminating Disciplined Alternative Yield Fund (Boston Partners) and closing out smaller positions in both commodity-related ETFs and non-U.S. REITs. We also continued to reduce the fund's position in strategies where we saw lower upside potential and/or diversification benefits. These shifts illustrate the fund's evolution, as we continue to seek a performance profile with low correlation to traditional equities and fixed income.

How was the fund positioned at period end?

While most segments of the financial markets performed well during the past 12 months, uncertainty remained prevalent and the major asset categories appear to be on track for muted returns in the coming years. Global equities have surged close to all-time highs even as earnings have fallen, indicating a sharp increase in valuations. At the same time, the near-zero level of global interest rates means that core bonds may offer little in terms of either yield or potential price appreciation. With this as background, we have sought to position the fund to act as a third lever for investors seeking a source of total return with a lower correlation to traditional equity and fixed-income investments.

MANAGED BY

Nathan W. Thooft, CFA, Manulife IM (US)
Christopher Walsh, CFA, Manulife IM (US)

The views expressed in this report are exclusively those of Nathan W. Thooft, CFA, Manulife Investment Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       5

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year[1]	5-year	10-year[1]
Class A	-2.39	1.62	2.77	8.37	31.42
Class C2	1.04	1.96	2.64	10.18	29.73
Class I2,3	3.04	2.96	3.62	15.73	42.69
Class R2[2,3]	2.65	2.56	3.18	13.46	36.77
Class R4[2,3]	2.91	2.83	3.40	14.96	39.69
Class R6[2,3]	3.15	3.09	3.66	16.42	43.23
Index †	4.88	1.75	1.27	9.07	13.48

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the fund invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	1.78	2.48	1.48	1.87	1.72	1.37
Net (%)	1.70	2.40	1.40	1.79	1.54	1.29

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the HFRX Global Hedge Fund Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       6

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Alternative Asset Allocation Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the HFRX Global Hedge Fund Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,.4	8-31-10	12,973	12,973	11,348
Class I2,3	8-31-10	14,269	14,269	11,348
Class R2[2,3]	8-31-10	13,677	13,677	11,348
Class R4[2,3]	8-31-10	13,969	13,969	11,348
Class R6[2,3]	8-31-10	14,323	14,323	11,348

The HFRX Global Hedge Fund Index is composed of all eligible hedge fund strategies, including four principal strategies: equity hedge, event driven, macro/managed futures, and relative value arbitrage.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Performance information prior to 12-20-10 reflects an allocation to a different mix of underlying funds, and would have been different if the fund's investments had been allocated to its current mix of underlying funds.
2	Class C shares were first offered on 6-14-11; Class I shares were first offered on 12-31-10; Class R2 shares were first offered on 3-1-12; Class R4 shares were first offered on 6-27-13; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectus.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2020, with the same investment held until August 31, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2020, with the same investment held until August 31, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2020	Ending value on 8-31-2020	Expenses paid during period ended 8-31-2020[1]	Annualized expense ratio[2]
Class A	Actual expenses/actual returns	$1,000.00	$1,034.80	$3.43	0.67%
	Hypothetical example	1,000.00	1,021.80	3.41	0.67%
Class C	Actual expenses/actual returns	1,000.00	1,031.10	6.99	1.37%
	Hypothetical example	1,000.00	1,018.20	6.95	1.37%
Class I	Actual expenses/actual returns	1,000.00	1,035.50	1.89	0.37%
	Hypothetical example	1,000.00	1,023.30	1.88	0.37%
Class R2	Actual expenses/actual returns	1,000.00	1,034.10	3.83	0.75%
	Hypothetical example	1,000.00	1,021.40	3.81	0.75%
Class R4	Actual expenses/actual returns	1,000.00	1,035.50	2.51	0.49%
	Hypothetical example	1,000.00	1,022.70	2.49	0.49%
Class R6	Actual expenses/actual returns	1,000.00	1,036.20	1.28	0.25%
	Hypothetical example	1,000.00	1,023.90	1.27	0.25%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
[2]	Ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on mixed of underlying funds held by the fund.
ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	9

Fund’s investments
AS OF 8-31-20
	Shares	Value
Affiliated investment companies (A) 74.8%		$346,180,079
(Cost $337,236,242)
Absolute return strategies 35.3%		163,177,706
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	2,171,854	23,151,965
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	3,199,338	26,554,507
Credit Suisse Managed Futures Strategy Fund (B)	2,427,291	23,059,268
Diversified Macro, Class NAV, JHIT (Graham)	3,910,520	37,189,046
Multi-Asset Absolute Return, Class NAV, JHF II (NIMNAI) (C)	5,772,551	53,222,920
Alternative investment approaches 32.4%		149,922,776
Seaport Long/Short, Class NAV, JHIT (Wellington)	4,927,628	60,117,066
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	3,688,812	35,265,044
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (D)	4,962,754	54,540,666
Alternative markets 7.1%		33,079,597
Infrastructure, Class NAV, JHIT (Wellington)	1,805,414	22,603,789

Invesco DB Gold Fund (B)	181,211	10,475,808
Unaffiliated investment companies 25.1%		$116,311,050
(Cost $108,908,551)
Absolute return strategies 11.8%		54,474,802
IQ Merger Arbitrage ETF (C)	550,783	17,801,307
The Arbitrage Fund, Class I	2,688,673	36,673,495
Alternative investment approaches 9.4%		43,783,062
JPMorgan Hedged Equity Fund	1,900,307	43,783,062
Alternative markets 3.9%		18,053,186
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (E)	865,699	12,301,583
Vanguard Real Estate ETF (E)	70,356	5,751,603

	Yield (%)	Shares	Value
Short-term investments 1.2%			$5,286,668
(Cost $5,280,309)
Short-term funds 1.2%			5,286,668
John Hancock Collateral Trust (F)	0.2611(G)	495,545	4,960,751
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0399(G)	325,917	325,917

Total investments (Cost $451,425,102) 101.1%	$467,777,797
Other assets and liabilities, net (1.1%)	(5,002,992)
Total net assets 100.0%	$462,774,805

10	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
(C)	Non-income producing.
(D)	The subadvisor is an affiliate of the advisor.
(E)	All or a portion of this security is on loan as of 8-31-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 8-31-20.
At 8-31-20, the aggregate cost of investments for federal income tax purposes was $463,567,942. Net unrealized appreciation aggregated to $4,209,855, of which $14,051,698 related to gross unrealized appreciation and $9,841,843 related to gross unrealized depreciation.
Subadvisors of Affiliated Underlying Funds
First Quadrant, L.P.	(First Quadrant)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
Nordea Investment Management North America, Inc.	(NIMNAI)
Stone Harbor Investment Partners LP	(Stone Harbor)
Unigestion (UK) Limited	(Unigestion)
Wellington Management Company LLP	(Wellington)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-20

Assets
Unaffiliated investments, at value (Cost $109,234,468) including $4,820,712 of securities loaned	$116,636,967
Affiliated investments, at value (Cost $342,190,634)	351,140,830
Total investments, at value (Cost $451,425,102)	467,777,797
Dividends and interest receivable	172,405
Receivable for fund shares sold	533,321
Receivable for investments sold	143,513
Receivable for securities lending income	1,929
Other assets	44,706
Total assets	468,673,671
Liabilities
Due to custodian	30,414
Payable for investments purchased	455,806
Payable for fund shares repurchased	298,169
Payable upon return of securities loaned	4,951,650
Payable to affiliates
Accounting and legal services fees	28,348
Transfer agent fees	47,674
Distribution and service fees	198
Trustees' fees	256
Other liabilities and accrued expenses	86,351
Total liabilities	5,898,866
Net assets	$462,774,805
Net assets consist of
Paid-in capital	$503,845,499
Total distributable earnings (loss)	(41,070,694)
Net assets	$462,774,805

12	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($61,844,200 ÷ 4,244,887 shares)[1]	$14.57
Class C ($30,827,081 ÷ 2,114,847 shares)[1]	$14.58
Class I ($347,266,274 ÷ 23,796,707 shares)	$14.59
Class R2 ($907,486 ÷ 62,384 shares)	$14.55
Class R4 ($58,260 ÷ 3,990 shares)	$14.60
Class R6 ($21,871,504 ÷ 1,497,740 shares)	$14.60
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.34

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	13

STATEMENT OF OPERATIONS For the year ended 8-31-20

Investment income
Income distributions received from affiliated investments	$5,587,111
Dividends	1,071,832
Interest	56,033
Securities lending	25,924
Total investment income	6,740,900
Expenses
Investment management fees	1,922,959
Distribution and service fees	574,003
Accounting and legal services fees	95,333
Transfer agent fees	626,389
Trustees' fees	8,999
Custodian fees	47,936
State registration fees	101,294
Printing and postage	62,510
Professional fees	57,345
Other	38,382
Total expenses	3,535,150
Less expense reductions	(1,115,295)
Net expenses	2,419,855
Net investment income	4,321,045
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	175,952
Affiliated investments	(4,595,944)
Capital gain distributions received from unaffiliated investments	780,190
Capital gain distributions received from affiliated investments	9,639,956
6,000,154
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	3,740,693
Affiliated investments	(2,939,131)
801,562
Net realized and unrealized gain	6,801,716
Increase in net assets from operations	$11,122,761
14	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-20	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$4,321,045	$11,584,852
Net realized gain (loss)	6,000,154	(8,139,442)
Change in net unrealized appreciation (depreciation)	801,562	13,005,662
Increase in net assets resulting from operations	11,122,761	16,451,072
Distributions to shareholders
From earnings
Class A	(2,347,118)	(1,639,841)
Class C	(1,030,673)	(598,120)
Class I	(15,281,356)	(9,760,461)
Class R2	(44,843)	(43,758)
Class R4	(1,208)	(4,113)
Class R6	(800,607)	(649,346)
Total distributions	(19,505,805)	(12,695,639)
From fund share transactions	(96,498,367)	(119,232,261)
Total decrease	(104,881,411)	(115,476,828)
Net assets
Beginning of year	567,656,216	683,133,044
End of year	$462,774,805	$567,656,216
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	15

Financial highlights
CLASS A SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$14.66	$14.51	$14.55	$13.96	$14.12
Net investment income[1,2]	0.09	0.25	0.13	0.10	0.22
Net realized and unrealized gain (loss) on investments	0.31	0.17	0.01	0.60	— [3]
Total from investment operations	0.40	0.42	0.14	0.70	0.22
Less distributions
From net investment income	(0.27)	(0.17)	(0.11)	(0.08)	(0.21)
From net realized gain	(0.22)	(0.10)	(0.07)	(0.03)	(0.17)
Total distributions	(0.49)	(0.27)	(0.18)	(0.11)	(0.38)
Net asset value, end of period	$14.57	$14.66	$14.51	$14.55	$13.96
Total return (%)[4,5]	2.74	3.05	0.95	5.03	1.60
Ratios and supplemental data
Net assets, end of period (in millions)	$62	$73	$95	$136	$278
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.88	0.77	0.72	0.72	0.73
Expenses including reductions[6]	0.66	0.64	0.59	0.59	0.59
Net investment income[2]	0.63	1.73	0.86	0.71	1.56
Portfolio turnover (%)	37	39	18	10	17

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
16	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$14.67	$14.51	$14.56	$13.97	$14.12
Net investment income (loss)[1,2]	(0.01)	0.15	0.02	— [3]	0.12
Net realized and unrealized gain (loss) on investments	0.31	0.18	0.01	0.60	0.01
Total from investment operations	0.30	0.33	0.03	0.60	0.13
Less distributions
From net investment income	(0.17)	(0.07)	(0.01)	—	(0.11)
From net realized gain	(0.22)	(0.10)	(0.07)	(0.01)	(0.17)
Total distributions	(0.39)	(0.17)	(0.08)	(0.01)	(0.28)
Net asset value, end of period	$14.58	$14.67	$14.51	$14.56	$13.97
Total return (%)[4,5]	2.04	2.37	0.19	4.30	0.94
Ratios and supplemental data
Net assets, end of period (in millions)	$31	$42	$57	$72	$99
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	1.58	1.47	1.42	1.42	1.43
Expenses including reductions[6]	1.36	1.34	1.29	1.29	1.29
Net investment income (loss)[2]	(0.06)	1.02	0.17	— [7]	0.85
Portfolio turnover (%)	37	39	18	10	17

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	17

CLASS I SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$14.68	$14.53	$14.58	$13.99	$14.15
Net investment income[1,2]	0.14	0.29	0.17	0.14	0.26
Net realized and unrealized gain (loss) on investments	0.30	0.18	— [3]	0.60	— [3]
Total from investment operations	0.44	0.47	0.17	0.74	0.26
Less distributions
From net investment income	(0.31)	(0.22)	(0.15)	(0.12)	(0.25)
From net realized gain	(0.22)	(0.10)	(0.07)	(0.03)	(0.17)
Total distributions	(0.53)	(0.32)	(0.22)	(0.15)	(0.42)
Net asset value, end of period	$14.59	$14.68	$14.53	$14.58	$13.99
Total return (%)[4]	3.04	3.39	1.18	5.34	1.93
Ratios and supplemental data
Net assets, end of period (in millions)	$347	$423	$510	$495	$433
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.58	0.49	0.42	0.40	0.42
Expenses including reductions[5]	0.36	0.35	0.30	0.28	0.28
Net investment income[2]	0.95	2.04	1.16	1.01	1.88
Portfolio turnover (%)	37	39	18	10	17

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
18	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$14.64	$14.49	$14.53	$13.95	$14.11
Net investment income[1,2]	0.08	0.24	0.11	0.08	0.20
Net realized and unrealized gain (loss) on investments	0.31	0.17	0.01	0.60	0.01
Total from investment operations	0.39	0.41	0.12	0.68	0.21
Less distributions
From net investment income	(0.26)	(0.16)	(0.09)	(0.07)	(0.20)
From net realized gain	(0.22)	(0.10)	(0.07)	(0.03)	(0.17)
Total distributions	(0.48)	(0.26)	(0.16)	(0.10)	(0.37)
Net asset value, end of period	$14.55	$14.64	$14.49	$14.53	$13.95
Total return (%)[3]	2.65	2.95	0.85	4.87	1.51
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$3	$4	$7
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	0.96	0.87	0.83	0.82	0.81
Expenses including reductions[4]	0.75	0.74	0.70	0.69	0.67
Net investment income[2]	0.54	1.67	0.78	0.60	1.43
Portfolio turnover (%)	37	39	18	10	17

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	19

CLASS R4 SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$14.69	$14.54	$14.58	$13.99	$14.15
Net investment income[1,2]	0.07	0.27	0.15	0.12	0.14
Net realized and unrealized gain (loss) on investments	0.35	0.18	0.01	0.60	0.10
Total from investment operations	0.42	0.45	0.16	0.72	0.24
Less distributions
From net investment income	(0.29)	(0.20)	(0.13)	(0.10)	(0.23)
From net realized gain	(0.22)	(0.10)	(0.07)	(0.03)	(0.17)
Total distributions	(0.51)	(0.30)	(0.20)	(0.13)	(0.40)
Net asset value, end of period	$14.60	$14.69	$14.54	$14.58	$13.99
Total return (%)[3]	2.91	3.22	1.10	5.18	1.79
Ratios and supplemental data
Net assets, end of period (in millions)	$— [4]	$— [4]	$1	$5	$4
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.81	0.73	0.67	0.66	0.67
Expenses including reductions[5]	0.50	0.50	0.44	0.44	0.43
Net investment income[2]	0.45	1.76	1.05	0.85	1.00
Portfolio turnover (%)	37	39	18	10	17

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
20	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$14.69	$14.54	$14.58	$13.99	$14.15
Net investment income[1,2]	0.14	0.32	0.18	0.16	0.21
Net realized and unrealized gain (loss) on investments	0.32	0.16	0.02	0.60	0.07
Total from investment operations	0.46	0.48	0.20	0.76	0.28
Less distributions
From net investment income	(0.33)	(0.23)	(0.17)	(0.14)	(0.27)
From net realized gain	(0.22)	(0.10)	(0.07)	(0.03)	(0.17)
Total distributions	(0.55)	(0.33)	(0.24)	(0.17)	(0.44)
Net asset value, end of period	$14.60	$14.69	$14.54	$14.58	$13.99
Total return (%)[3]	3.15	3.49	1.34	5.45	2.05
Ratios and supplemental data
Net assets, end of period (in millions)	$22	$26	$18	$15	$16
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	0.46	0.37	0.32	0.31	0.32
Expenses including reductions[4]	0.25	0.24	0.20	0.18	0.17
Net investment income[2]	1.01	2.23	1.26	1.11	1.52
Portfolio turnover (%)	37	39	18	10	17

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	21

Notes to financial statements
Note 1—Organization
John Hancock Alternative Asset Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund operates as a “fund of funds", investing in affiliated underlying funds of the Trust, other series of the Trust, other funds in John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and other open end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
22	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of August 31, 2020, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Income and capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and
ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	23

compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2020, the fund loaned securities valued at $4,820,712 and received $4,951,650 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2020, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2020 were $4,072.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2020, the fund has a short-term capital loss carryforward of $12,159,629 and a long-term capital loss carryforward of $33,120,920 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
24	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2020 and 2019 was as follows:
	August 31, 2020	August 31, 2019
Ordinary income	$19,505,805	$12,695,639
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2020, there were no distributable earnings on a tax basis.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund pays the Advisor a management fee for its services to the fund. Manulife Investment Management (US) LLC, a division of Manulife Asset Management (US) LLC, acts as the fund’s sole subadvisor. The fund is not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).
Management fees are determined in accordance with the following schedule:
	First $5.0 billion of net assets	Excess over $5.0 billion of net assets
Assets in a fund of the Trust or JHF III	0.100%	0.075%
Other assets	0.550%	0.525%
ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	25

The Advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which “Other expenses” of the fund exceed 0.04% of the average net assets of the fund. “Other expenses” means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee by 0.05% of the fund’s average daily net assets up to $5 billion, and by 0.025% of the fund’s average daily net assets over $5 billion. The current expense limitation agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive its management fee for the fund so that the aggregate advisory fee retained by the Advisor with respect to both the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.55% of the fund’s first $5 billion of average daily net assets and 0.525% of the fund’s average daily net assets in excess of $5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
For the year ended August 31, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$144,362
Class C	78,670
Class I	841,626
Class R2	2,997
Class	Expense reduction
Class R4	$216
Class R6	47,315
Total	$1,115,186

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2020, were equivalent to a net annual effective rate of 0.16% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2020, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
26	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $109 for Class R4 shares for the year ended August 31, 2020.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $54,949 for the year ended August 31, 2020. Of this amount, $8,961 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $45,988 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2020, CDSCs received by the Distributor amounted to $1,609 and $257 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$200,756	$84,456
Class C	365,796	46,164
Class I	—	492,631
Class R2	7,070	190
Class R4	381	14
Class R6	—	2,934
Total	$574,003	$626,389
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	27

Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2020 and 2019 were as follows:
	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	532,714	$7,649,230	795,055	$11,305,156
Distributions reinvested	154,878	2,244,177	115,120	1,574,839
Repurchased	(1,445,757)	(20,620,988)	(2,428,928)	(34,635,963)
Net decrease	(758,165)	$(10,727,581)	(1,518,753)	$(21,755,968)
Class C shares
Sold	42,781	$618,193	96,697	$1,388,854
Distributions reinvested	68,875	1,002,820	42,160	579,700
Repurchased	(888,201)	(12,690,671)	(1,146,343)	(16,394,140)
Net decrease	(776,545)	$(11,069,658)	(1,007,486)	$(14,425,586)
Class I shares
Sold	6,847,511	$97,633,578	9,148,547	$130,782,292
Distributions reinvested	942,827	13,652,128	620,211	8,484,484
Repurchased	(12,832,637)	(180,420,235)	(16,047,812)	(228,661,790)
Net decrease	(5,042,299)	$(69,134,529)	(6,279,054)	$(89,395,014)
Class R2 shares
Sold	18,549	$264,201	31,389	$448,503
Distributions reinvested	2,864	41,474	2,947	40,280
Repurchased	(118,578)	(1,709,278)	(54,897)	(777,693)
Net decrease	(97,165)	$(1,403,603)	(20,561)	$(288,910)
Class R4 shares
Sold	6,520	$94,845	6,916	$98,951
Distributions reinvested	83	1,208	300	4,113
Repurchased	(20,027)	(289,651)	(86,274)	(1,248,855)
Net decrease	(13,424)	$(193,598)	(79,058)	$(1,145,791)
Class R6 shares
Sold	521,425	$7,378,383	1,309,202	$18,559,247
Distributions reinvested	55,291	800,607	47,502	649,346
Repurchased	(842,680)	(12,148,388)	(801,314)	(11,429,585)
Net increase (decrease)	(265,964)	$(3,969,398)	555,390	$7,779,008
Total net decrease	(6,953,562)	$(96,498,367)	(8,349,522)	$(119,232,261)
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $190,209,024 and $285,595,633, respectively, for the year ended August 31, 2020.
28	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT

Note 7—Investment in affiliated underlying funds
The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying funds’ net assets. At August 31, 2020, the fund held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Underlying fund's net assets
JHF Alternative Risk Premia Fund	21.4%
JHF Diversified Macro Fund	15.2%
JHF II Multi-Asset Absolute Return Fund	11.4%
JHF Seaport Long/Short Fund	8.3%
JHF II Absolute Return Currency Fund	6.7%
JHF II Short Duration Credit Opportunities Fund	5.2%
JHF Infrastructure Fund	5.2%
Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Absolute Return Currency	2,171,854	$40,391,711	$7,039,037	$(27,879,140)	$32,401	$3,567,956	$714,019	—	$23,151,965
Alternative Risk Premia	3,199,338	—	35,838,829	(3,587,184)	(495,944)	(5,201,194)	12,260	—	26,554,507
Disciplined Alternative Yield	—	66,558,006	7,831,656	(69,333,617)	(2,983,177)	(2,072,868)	604,346	$7,227,310	—
Diversified Macro	3,910,520	45,326,846	5,401,892	(9,592,077)	(748,960)	(3,198,655)	—	1,592,220	37,189,046
Infrastructure	1,805,414	26,629,522	7,304,301	(10,693,410)	755,443	(1,392,067)	475,090	820,426	22,603,789
John Hancock Collateral Trust*	495,545	885,879	121,267,839	(117,201,618)	2,265	6,386	25,924	—	4,960,751
Multi-Asset Absolute Return	5,772,551	28,253,887	38,317,095	(13,258,189)	(2,189,640)	2,099,767	—	—	53,222,920
Seaport Long/Short	4,927,628	50,138,430	28,085,715	(21,062,263)	1,898,875	1,056,309	697,955	—	60,117,066
Short Duration Credit Opportunities	3,688,812	62,204,274	1,959,535	(29,223,111)	(1,534,348)	1,858,694	1,051,675	—	35,265,044
Strategic Income Opportunities	4,962,754	74,789,294	4,915,625	(26,492,842)	(593,576)	1,922,165	1,407,455	—	54,540,666
					$(5,856,661)	$(1,353,507)	$4,988,724	$9,639,956	$317,605,754

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the year ended August 31, 2020, is set forth below:
ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	29

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value

Credit Suisse Managed Futures Strategy Fund	2,427,291	$24,056,171	$9,172,788	$(7,610,079)	$(186,296)	$(2,373,316)	$428,413	—	$23,059,268
Invesco DB Gold Fund	181,211	10,651,123	4,253,006	(6,663,026)	1,447,013	787,692	195,898	—	10,475,808
					$1,260,717	$(1,585,624)	$624,311	—	$33,535,076
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
30	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Alternative Asset Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Alternative Asset Allocation Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian, transfer agents and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2020
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	31

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2020.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2020 Form 1099-DIV in early 2021. This will reflect the tax character of all distributions paid in calendar year 2020.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
32	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Alternative Asset Allocation Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and

____________________
1On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the "Order") pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board's May and June meetings were held telephonically in reliance on the Order.

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       33

oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       34

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance; and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group median for the one-, three-, five-, and ten-year periods ended December 31, 2019. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group median and benchmark index for the one-, three-, five-, and ten-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index.

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       35

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risk undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for the fund, and concluded that such fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds of the fund, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the fund and those of its underlying funds.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       36

(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fees for the fund are paid by the Advisor;
(k)	with respect to the fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the affiliated underlying funds in which the funds may invest;
(l)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that with respect to the John Hancock underlying funds in which the fund invests, the Advisor has contractually agreed to waive a portion of its management fee such funds and for each of the other John Hancock funds in the complex (except as discussed below) with respect to the John Hancock underlying funds in which the fund invests (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The funds that are not participating portfolios are each of the funds of funds of the Trust and John Hancock Variable Insurance Trust. The funds of funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the participating portfolios, which are subject to reimbursement;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       37

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fees for the fund and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's respective Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under each Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       38

limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group median and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.

In addition, the Trustees reviewed the subadvisory fees to be paid to the Subadvisor for the fund and concluded that the subadvisory fees to be paid to the Subadvisor are based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying funds of the fund, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the fund and those of its underlying funds.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       39

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including Alternative Asset Allocation Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Funds' subadvisor, Manulife Investment Management (US) LLC, (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•	Operation of the Fund's Redemption-In-Kind Procedures;
•	Highly Liquid Investment Minimum (HLIM) determination;
•	Compliance with the 15% limit on illiquid investments;
•	Reasonably Anticipated Trade Size (RATS) determination;
•	Security-level liquidity classifications; and
•	Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       40

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       41

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       42

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	195
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2005	195
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	195
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	195
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2012	195
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2008	195
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       43

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2012	195
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Massachusetts Women's Forum (since 2018); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2005	195
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2012	195
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Frances G. Rathke,2,* Born: 1960	2020	195
Trustee
Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001-2003); Chief Financial Officer and Secretary, Ben & Jerry's Homemade, Inc. (1989-2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982-1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       44

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	195
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	195
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	195
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       45

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2018-2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019-2020); Assistant Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2016-2018); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016-2019); Vice President, State Street Global Advisors (2015-2016).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Appointed as Independent Trustee effective as of September 15, 2020.

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       46

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo

Officers

Andrew G. Arnott
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Trevor Swanberg[2]
Chief Compliance Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Nathan W. Thooft, CFA
Christopher Walsh, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       47

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

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Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1324469	345A 8/20 10/2020

John Hancock

Floating Rate Income Fund

Annual report 8/31/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I and Class R Suite) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Despite heightened fears over the coronavirus (COVID-19), which sent markets tumbling during the latter half of February and early March, global financial markets delivered positive returns for the 12-month period ended August 31, 2020.

During the first-quarter sell-off, many investors reacted by exiting higher-risk assets and moving into cash, leading to a liquidity crunch in the fixed-income markets. In response to the sell-off, the U.S. Federal Reserve acted quickly, lowering interest rates to near zero and reinstating quantitative easing, as well as announcing its plans to shore up short-term debt. Many other nations followed suit and credit spreads rebounded off their highs as liquidity concerns eased.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Floating Rate Income Fund

2	Your fund at a glance
5	Manager's discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund's investments
37	Financial statements
40	Financial highlights
47	Notes to financial statements
58	Report of independent registered public accounting firm
59	Tax information
60	Continuation of investment advisory and subadvisory agreements
67	Statement regarding liquidity risk management
70	Trustees and Officers
74	More information

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/2020 (%)

Class A shares (without sales charge)
S&P/LSTA Leveraged Loan Index
Morningstar bank loan fund category average
0.11
0.91
–0.62
2.36
3.02
1.95
2.78
3.74
2.79
3.48
4.34
3.72
1 year
3 year
5 year
10 year

The S&P/LSTA Leveraged Loan Index tracks returns in the leveraged loan market and captures a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Bank loans positive despite significant drawdown in 2020

The U.S. bank loan market declined over 13% in the first quarter of 2020 amid the COVID-19 pandemic, but loans still eked out a positive return over the full period.

High-yield corporate bonds outperformed loans

High-yield bonds outperformed bank loans in the period as favorable technicals and a lower rate environment benefited the high-yield asset class.

The fund underperformed the S&P/LSTA Leveraged Loan Index

The fund's underweight to outperforming BB-rated debt was a detractor, but it benefited from an underweight to CCC credits.

PORTFOLIO COMPOSITION AS OF 8/31/2020 (%)

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       3

SECTOR COMPOSITION AS OF 8/31/2020 (%)

QUALITY COMPOSITION AS OF 8/31/2020 (%)

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       4

Manager's discussion of fund performance

Can you discuss the performance of the bank loan market during the 12 months ended August 31, 2020?

The fund's benchmark, the S&P/LSTA Leveraged Loan Index, delivered a positive return of for the reporting period, despite the significant drawdown that occurred in the first quarter of 2020. The drawdown in loans, which at its lowest eclipsed a 20% year-to-date loss, was offset by the pre-COVID-19 rally in credit and the substantial recovery in pricing since the first quarter. U.S. Federal Reserve stimulus and improved market sentiment has led to an increase in liquidity, which benefited loans and other high-yield credit sectors following the COVID-19 selloff. However, many industries—such as transportation, retail, and energy—that are directly or indirectly exposed to COVID-19 continue to lag the broader market.

What contributed to the fund's underperformance of the benchmark?

From a quality standpoint, the underweight to BB-rated debt was the top detractor from performance as BBs outperformed all other quality segments in the period. At the industry level, metals and mining, technology, and gaming/leisure were the largest detractors from relative returns.

What positioning decisions aided fund performance?

The fund's performance was aided by its underweight to CCC credits, which underperformed higher-quality debt. The fund's off-benchmark exposure to high-yield bonds was also beneficial, as high yield performed well during the period. From an industry perspective, the fund's underweight to the energy sector was the top contributor to returns.

COUNTRY COMPOSITION AS OF 8/31/2020 (%)

United States	82.1
Luxembourg	4.8
France	2.5
Canada	2.0
Netherlands	1.7
United Kingdom	1.5
Ireland	1.0
Germany	1.0
Other countries	3.4
TOTAL	100.0
As a percentage of net assets.

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       5

Based on your outlook for the bank loan market, how was the fund positioned at the end of the period?

We have seen a significant recovery in assets since the drawdown in March 2020, though we believe there remains a large swath of good companies in strong competitive positions that are still priced at what we view as attractive discounts. As we look forward, we anticipate that volatility will remain elevated in the coming months, which should present even more attractive entry points and trading opportunities. For these reasons we remain underweight many of the most COVID-19-sensitive industries, such as retail, airlines, and energy. In instances where we invest in industries most impacted by COVID-19, we are focusing on senior positions in companies with strong balance sheets.

From a quality perspective, the fund continues to be underweight BB-rated loans, which generally offer lower coupons and have limited potential price upside. Instead, we favor B-rated credits and select CCC opportunities, which we view as mispriced and, in some cases, misrated. The downgrade wave, which peaked in April, created such opportunities. Collateralized loan obligations (CLOs), which are major buyers of leveraged loans, operate within ratings constraints and are often incentivized to sell CCC names irrespective of their fundamental views. Given the fund is less ratings sensitive, we were able to take advantage of this negative technical and selectively invest in credits we believe were mispriced and can provide attractive upside potential for portfolio. Overall, we believe today is a great time to be investing in leveraged loans and that the fund is well positioned to deliver attractive returns in the current environment.

MANAGED BY

Kim Harris, BCSF Advisors, LP (Bain Capital Credit)
Nate Whittier, BCSF Advisors, LP (Bain Capital Credit)
Andrew Carlino, BCSF Advisors, LP (Bain Capital Credit)

The views expressed in this report are exclusively those of the portfolio management team BCSF Advisors, LP (Bain Capital Credit), and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       6

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	5-year	10-year	as of 8-31-20	as of 8-31-20
Class A	-2.36	2.27	3.22	11.88	37.29	3.64	3.45
Class B	-5.51	1.70	2.73	8.78	30.91	2.97	2.78
Class C	-1.69	2.04	2.75	10.63	31.11	2.98	2.79
Class I2	0.34	3.08	3.81	16.36	45.40	3.95	3.78
Class R6[2,3]	0.33	3.16	3.76	16.85	44.67	4.03	3.85
Class 1[2]	0.29	3.12	3.88	16.60	46.36	4.07	3.90
Class NAV[2]	0.34	3.17	3.93	16.88	47.08	4.07	3.89
Index†	0.91	3.74	4.34	20.17	52.89	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 2.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 3.0% to 2.5%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6	Class 1	Class NAV
Gross (%)	1.16	1.91	1.91	0.91	0.80	0.84	0.79
Net (%)	1.01	1.76	1.76	0.78	0.67	0.71	0.67

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the S&P/LSTA Leveraged Loan Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Floating Rate Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the S&P/LSTA Leveraged Loan Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B4	8-31-10	13,091	13,091	15,289
Class C4	8-31-10	13,111	13,111	15,289
Class I2	8-31-10	14,540	14,540	15,289
Class R6[2,3]	8-31-10	14,467	14,467	15,289
Class 1[2]	8-31-10	14,636	14,636	15,289
Class NAV[2]	8-31-10	14,708	14,708	15,289

The values shown in the chart for "Class A shares with maximum sales charge" have been adjusted to reflect the reduction in the Class A maximum sales charge from 3.0% to 2.5%, which became effective on 2-3-14.

S&P/LSTA Leveraged Loan Index tracks returns in the leveraged loan market and captures a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R6 shares were first offered on 9-1-11. Returns prior to this date are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       8

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2020, with the same investment held until August 31, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2020, with the same investment held until August 31, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2020	Ending value on 8-31-2020	Expenses paid during period ended 8-31-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 991.60	$5.01	1.00%
	Hypothetical example	1,000.00	1,020.10	5.08	1.00%
Class B	Actual expenses/actual returns	1,000.00	987.80	8.74	1.75%
	Hypothetical example	1,000.00	1,016.30	8.87	1.75%
Class C	Actual expenses/actual returns	1,000.00	986.70	8.74	1.75%
	Hypothetical example	1,000.00	1,016.30	8.87	1.75%
Class I	Actual expenses/actual returns	1,000.00	992.70	3.86	0.77%
	Hypothetical example	1,000.00	1,021.30	3.91	0.77%
Class R6	Actual expenses/actual returns	1,000.00	993.30	3.31	0.66%
	Hypothetical example	1,000.00	1,021.80	3.35	0.66%
Class 1	Actual expenses/actual returns	1,000.00	993.00	3.51	0.70%
	Hypothetical example	1,000.00	1,021.60	3.56	0.70%
Class NAV	Actual expenses/actual returns	1,000.00	993.30	3.31	0.66%
	Hypothetical example	1,000.00	1,021.80	3.35	0.66%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
10	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT

Fund’s investments
AS OF 8-31-20
	Rate (%)	Maturity date		Par value^	Value
Term loans (A) 90.1%					$702,372,687
(Cost $728,356,318)
Communication services 14.4%					112,584,495
Diversified telecommunication services 5.2%
CenturyLink, Inc., 2020 Term Loan B (1 month LIBOR + 2.250%)	2.406	03-15-27		4,582,301	4,420,958
Cincinnati Bell, Inc., 2017 Term Loan (1 month LIBOR + 3.250%)	4.250	10-02-24		2,833,371	2,830,424
Crown Subsea Communications Holding, Inc., Term Loan B (1 month LIBOR + 6.000%)	6.156	11-02-25		953,823	945,477
Cyxtera DC Holdings, Inc., Term Loan B (1 month LIBOR + 3.000%)	4.000	05-01-24		2,429,210	2,113,413
Eircom Finco Sarl, 2019 EUR Term Loan B (1 month EURIBOR + 3.250%)	3.250	05-15-26	EUR	1,800,000	2,118,044
Frontier Communications Corp., 2017 Term Loan B1 (B)	0.000	06-15-24		7,525,255	7,583,576
Intelsat Jackson Holdings SA, 2017 Term Loan B5 (B)	0.000	01-02-24		3,627,551	3,662,702
Intelsat Jackson Holdings SA, 2020 DIP Term Loan (3 month LIBOR + 5.500%)	6.500	07-13-22		136,944	139,227
Iridium Satellite LLC, Term Loan (1 month LIBOR + 3.750%)	4.750	11-04-26		1,843,632	1,847,098
Level 3 Financing, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%)	1.906	03-01-27		4,498,066	4,352,824
Masmovil Holdphone SA, 2019 EUR Term Loan B (6 month EURIBOR + 2.625%)	2.625	05-07-26	EUR	2,400,488	2,843,739
Radiate Holdco LLC, 1st Lien Term Loan (1 month LIBOR + 3.000%)	3.750	02-01-24		4,876,492	4,794,518
Telesat LLC, Term Loan B5 (1 month LIBOR + 2.750%)	2.910	12-07-26		1,489,461	1,438,566
Zayo Group Holdings, Inc., USD Term Loan (1 month LIBOR + 3.000%)	3.156	03-09-27		1,574,160	1,526,636
Entertainment 0.7%
Technicolor SA, 2017 USD Term Loan B (B)	0.000	12-06-23		3,645,309	1,736,078
Technicolor SA, 2020 EUR Delayed Draw Term Loan B2 (C)	TBD	06-30-24	EUR	330,379	406,085
Technicolor SA, 2020 EUR Super Senior Term Loan (6 month EURIBOR + 6.000% or 6.000% PIK)	6.000	06-03-24	EUR	281,804	345,818
Technicolor SA, 2020 PIK USD New Money Term Loan (6 month LIBOR + 6.000% or 6.000% PIK)	6.340	06-03-24		84,942	87,596
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Entertainment (continued)
Technicolor SA, EUR Term Loan B (B)	0.000	12-06-23	EUR	530,772	$303,239
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	2.910	05-18-25		2,733,482	2,207,287
Interactive media and services 2.1%
Ancestry.com Operations, Inc., 2019 Extended Term Loan B (1 month LIBOR + 4.250%)	4.410	08-27-26		4,418,278	4,409,441
MH Sub I LLC, 2017 1st Lien Term Loan (3 month LIBOR + 3.500%)	4.572	09-13-24		5,713,831	5,559,900
MH Sub I LLC, 2020 Incremental Term Loan (1 month LIBOR + 3.750%)	4.750	09-13-24		668,670	660,733
National CineMedia LLC, 2018 Term Loan B (1 month LIBOR + 3.000%)	4.000	06-20-25		386,254	307,416
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan (2 and 3 month LIBOR + 3.000%)	4.000	11-03-23		3,530,637	3,488,729
The Knot Worldwide, Inc., 1st Lien Term Loan (1 month LIBOR + 4.500%)	4.808	12-19-25		2,373,517	2,266,709
Media 5.3%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan (3 month LIBOR + 3.250%)	4.250	07-23-21		1,683,229	1,599,068
Alchemy Copyrights LLC, Term Loan B (Prime rate + 2.250%)	5.500	08-16-27		475,956	473,576
Altice Financing SA, 2017 USD Term Loan B (1 month LIBOR + 2.750%)	2.912	07-15-25		4,167,730	3,966,804
Altice France SA, USD Term Loan B12 (1 month LIBOR + 3.688%)	4.438	01-31-26		2,506,188	2,456,064
AppLovin Corp., 2018 Term Loan B (1 month LIBOR + 3.500%)	3.656	08-15-25		1,732,148	1,715,364
AppLovin Corp., 2020 Incremental Term Loan B (1 month LIBOR + 4.000%)	4.156	08-15-25		305,592	301,772
CSC Holdings LLC, 2017 Term Loan B1 (1 month LIBOR + 2.250%)	2.408	07-17-25		2,199,313	2,119,588
CSC Holdings LLC, 2018 Incremental Term Loan (1 month LIBOR + 2.250%)	2.408	01-15-26		1,549,465	1,493,297
CSC Holdings LLC, 2019 Term Loan B5 (1 month LIBOR + 2.500%)	2.658	04-15-27		4,559,081	4,406,033
iHeartCommunications, Inc., 2020 Term Loan (1 month LIBOR + 3.000%)	3.156	05-01-26		388,733	368,184
12	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Lorca Finco PLC, EUR Term Loan B (C)	TBD	07-01-27	EUR	375,177	$438,553
Mediaocean LLC, Term Loan B (1 month LIBOR + 3.750%)	3.906	08-18-25		1,371,443	1,356,014
Newco Financing Partnership, 2020 USD Term Loan B1 (C)	TBD	01-31-29		585,644	579,934
Recorded Books, Inc., 2018 Term Loan B (1 month LIBOR + 4.250%)	4.408	08-29-25		896,433	881,866
Research Now Group LLC, 2017 1st Lien Term Loan (6 month LIBOR + 5.500%)	6.500	12-20-24		3,270,843	3,090,685
Sinclair Television Group, Inc., Term Loan B2B (1 month LIBOR + 2.500%)	2.660	09-30-26		1,016,035	987,586
Tele Columbus AG, 2018 EUR Term Loan A2 (6 month EURIBOR + 3.000%)	3.000	10-15-24	EUR	1,657,943	1,898,892
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month LIBOR + 2.000%)	2.162	04-30-28		3,364,642	3,234,262
Terrier Media Buyer, Inc., Term Loan B (1 month LIBOR + 4.250%)	4.406	12-17-26		704,307	689,559
Townsquare Media, Inc., Term Loan B (C)	TBD	04-01-22		165,662	156,620
UPC Broadband Holding BV, 2020 EUR Term Loan B (6 month EURIBOR + 2.500%)	2.500	04-30-29	EUR	663,626	773,003
UPC Financing Partnership, 2020 USD Term Loan B (1 month LIBOR + 2.250%)	2.412	04-30-28		1,153,790	1,121,772
UPC Financing Partnership, 2020 USD Term Loan B2 (C)	TBD	01-31-29		585,644	579,934
WideOpenWest Finance LLC, 2017 Term Loan B (1 month LIBOR + 3.250%)	4.250	08-18-23		3,423,790	3,365,482
Ziggo Financing Partnership, USD Term Loan I (1 month LIBOR + 2.500%)	2.662	04-30-28		3,753,885	3,624,864
Wireless telecommunication services 1.1%
Matterhorn Telecom SA, 2020 EUR Term Loan B (3 month EURIBOR + 2.875%)	2.875	09-15-26	EUR	1,392,778	1,605,977
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 1.750%)	1.910	04-11-25		5,536,156	5,401,240
T-Mobile USA, Inc., 2020 Term Loan (1 month LIBOR + 3.000%)	3.156	04-01-27		1,499,076	1,502,269
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary 12.8%					$99,444,401
Auto components 0.5%
IXS Holdings, Inc., 2020 Term Loan B (3 month LIBOR + 5.000%)	6.000	03-05-27		1,535,679	1,493,448
Truck Hero, Inc., 1st Lien Term Loan (1 month LIBOR + 3.750%)	3.906	04-22-24		2,763,621	2,661,892
Automobiles 1.5%
BBD Bidco, Ltd., GBP Term Loan B1 (6 month GBP LIBOR + 4.750%)	5.451	11-13-26	GBP	2,103,138	2,677,830
Drive Chassis Holdco LLC, 2019 2nd Lien Term Loan (3 month LIBOR + 8.250%)	8.518	04-10-26		3,303,662	3,055,887
OEConnection LLC, 2019 Term Loan B (3 month LIBOR + 4.000%)	5.072	09-25-26		1,545,272	1,483,461
Thor Industries, Inc., EUR Term Loan B (1 month EURIBOR + 4.000%)	4.000	02-01-26	EUR	822,564	966,275
Thor Industries, Inc., USD Term Loan B (1 month LIBOR + 3.750%)	3.938	02-01-26		530,090	523,463
Wheel Pros, Inc., 1st Lien Term Loan (1 month LIBOR + 4.750%)	5.452	04-04-25		2,816,030	2,679,931
Distributors 0.8%
Northwest Fiber LLC, Term Loan B (1 month LIBOR + 5.500%)	5.656	05-21-27		3,736,009	3,726,669
Polyconcept North America Holdings, Inc., USD 2016 Term Loan B (3 month LIBOR + 4.500%)	5.500	08-16-23		2,974,389	2,342,331
Diversified consumer services 2.4%
Cambium Learning Group, Inc., Term Loan B (3 month LIBOR + 4.500%)	4.808	12-18-25		3,001,619	2,979,107
Midas Intermediate Holdco II LLC, Incremental Term Loan B (3 month LIBOR + 2.750%)	3.750	08-18-21		2,902,615	2,584,953
PCI Gaming Authority, Term Loan (1 month LIBOR + 2.500%)	2.656	05-29-26		1,891,892	1,829,876
Safe Fleet Holdings LLC, 2018 1st Lien Term Loan (6 month LIBOR + 3.000%)	4.000	02-03-25		1,778,277	1,666,388
SRS Distribution, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 3.000%)	4.072	05-23-25		6,079,139	5,900,595
Verisure Holding AB, 2020 EUR Term Loan B (3 month EURIBOR + 4.000%)	4.000	07-20-26	EUR	706,977	840,406
Verisure Holding AB, EUR Term Loan B1E (6 month EURIBOR + 3.000%)	3.000	10-20-22	EUR	2,785,890	3,293,192
14	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 4.2%
Aimbridge Acquisition Company, Inc., 2019 Term Loan B (1 month LIBOR + 3.750%)	3.906	02-02-26		2,859,025	$2,465,909
Aristocrat International Pty, Ltd., 2018 1st Lien Term Loan (3 month LIBOR + 1.750%)	2.021	10-19-24		2,380,635	2,322,453
Aristocrat International Pty, Ltd., 2020 Incremental Term Loan B (3 month LIBOR + 3.750%)	4.750	10-19-24		305,849	306,614
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%)	2.906	12-23-24		2,079,523	1,950,863
Caesars Resort Collection LLC, 2020 Term Loan B1 (3 month LIBOR + 4.500%)	4.726	07-21-25		652,814	632,009
Carrols Restaurant Group, Inc., Term Loan B (1 and 3 month LIBOR + 3.250%)	3.482	04-30-26		1,819,940	1,693,199
CityCenter Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.250%)	3.000	04-18-24		2,033,851	1,925,264
Connect Finco SARL, Term Loan B (1 month LIBOR + 4.500%)	5.500	12-11-26		2,682,155	2,606,733
HNVR Holdco, Ltd., EUR Term Loan B (6 month EURIBOR + 4.250%)	4.250	09-12-23	EUR	1,605,335	1,369,744
HNVR Holdco, Ltd., Term Loan C (6 month EURIBOR + 4.500%)	4.500	09-12-25	EUR	2,352,406	2,007,180
Hurtigruten Group AS, EUR Term Loan B (6 month EURIBOR + 3.750%)	3.750	02-24-25	EUR	1,777,599	1,608,389
IRB Holding Corp., 2020 Term Loan B (3 month LIBOR + 2.750%)	3.750	02-05-25		1,900,354	1,827,665
Lakeland Tours LLC, 2017 1st Lien Term Loan B (3 month LIBOR + 4.250%)	5.250	12-15-24		1,215,673	608,845
Lakeland Tours LLC, 2020 DIP Lender New Money Term Loan (3 month LIBOR + 12.000%)	13.250	01-20-21		193,645	186,867
Motion Finco LLC, Delayed Draw Term Loan B2 (6 month LIBOR + 3.250%)	4.322	11-12-26		102,546	94,770
Motion Finco LLC, USD Term Loan B1 (6 month LIBOR + 3.250%)	4.322	11-12-26		780,242	721,076
Motion Finco Sarl, EUR Term Loan B (6 month EURIBOR + 3.000%)	3.000	11-12-26	EUR	686,801	744,920
New Red Finance, Term Loan B4 (1 month LIBOR + 1.750%)	1.906	11-19-26		3,851,582	3,702,333
Scientific Games International, Inc., 2018 Term Loan B5 (1, 3 and 6 month LIBOR + 2.750%)	3.472	08-14-24		2,565,526	2,393,739
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Station Casinos LLC, 2020 Term Loan B (1 month LIBOR + 2.250%)	2.500	02-08-27		423,743	$400,788
Travel Leaders Group LLC, 2018 Term Loan B (1 month LIBOR + 4.000%)	4.156	01-25-24		2,498,453	1,773,902
Wyndham Hotels & Resorts, Inc., Term Loan B (1 month LIBOR + 1.750%)	1.906	05-30-25		1,833,801	1,760,834
Household durables 0.6%
Acproducts, Inc., 2020 Term Loan B (3 month LIBOR + 6.500%)	7.500	08-18-25		2,841,870	2,843,660
LSFX Flavum Bidco SA, 2020 EUR Term Loan (C)	TBD	02-12-27	EUR	1,410,972	1,536,453
Leisure products 0.8%
Abe Investment Holdings, Inc., 2019 EUR Term Loan B (1 month EURIBOR + 5.000%)	5.000	02-19-26	EUR	841,432	934,256
Abe Investment Holdings, Inc., 2019 USD Term Loan B (1 month LIBOR + 4.500%)	4.688	02-19-26		2,478,968	2,343,145
Hayward Industries, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	3.656	08-05-24		2,891,292	2,840,694
Specialty retail 1.8%
Ascena Retail Group, Inc., 2015 Term Loan B (B)	0.000	08-21-22		3,325,984	1,183,950
CWGS Group LLC, 2016 Term Loan (1 month LIBOR + 2.750%)	3.500	11-08-23		1,677,934	1,623,670
Douglas GmbH, 2017 EUR Term Loan B1 (6 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	196,061	199,557
Douglas GmbH, 2017 EUR Term Loan B2 (6 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	45,753	46,569
Douglas GmbH, 2017 EUR Term Loan B3 (6 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	181,496	184,733
Douglas GmbH, 2017 EUR Term Loan B4 (6 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	105,409	107,289
Douglas GmbH, 2017 EUR Term Loan B5 (6 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	15,566	15,844
Douglas GmbH, 2017 EUR Term Loan B6 (6 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	68,895	70,124
Douglas GmbH, 2017 EUR Term Loan B7 (6 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	54,760	55,736
Douglas GmbH, 2017 EUR Term Loan B8 (6 month EURIBOR + 3.250%)	3.250	08-12-22	EUR	846,330	847,868
Eyemart Express LLC, 2017 Term Loan B (1 month LIBOR + 3.000%)	3.156	08-04-24		1,270,989	1,223,327
16	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Harbor Freight Tools USA, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	3.250	08-18-23		3,306,299	$3,251,381
Mavis Tire Express Services Corp., 2018 1st Lien Term Loan (3 month LIBOR + 3.250%)	3.558	03-20-25		5,078,304	4,867,554
Textiles, apparel and luxury goods 0.2%
Calceus Acquisition, Inc., Term Loan B (1 month LIBOR + 5.500%)	5.756	02-12-25		1,496,196	1,458,791
Consumer staples 3.1%					24,139,387
Beverages 0.2%
Refresco Holding BV, EUR Term Loan B1 (3 month EURIBOR + 3.250%)	3.250	03-28-25	EUR	1,425,082	1,670,334
Food and staples retailing 0.9%
Casino Guichard Perrachon SA, EUR Term Loan B (3 month EURIBOR + 5.500%)	5.500	01-31-24	EUR	2,874,451	3,242,353
H-Food Holdings LLC, 2018 Term Loan B (1 month LIBOR + 3.688%)	3.844	05-23-25		3,772,522	3,664,062
Food products 1.0%
Cookie Acquisition SASU, EUR Term Loan (3 month EURIBOR + 4.000%)	4.000	02-15-27	EUR	1,563,396	1,785,921
Froneri Lux FinCo SARL, 2020 EUR Term Loan (3 month EURIBOR + 2.625%)	2.625	01-31-27	EUR	1,752,602	2,028,473
Froneri US, Inc., 2020 USD Term Loan (1 month LIBOR + 2.250%)	2.406	01-31-27		621,457	597,817
Upfield BV, 2018 EUR Term Loan B1 (1 and 6 month EURIBOR + 3.500%)	3.500	07-02-25	EUR	3,100,258	3,579,010
Household products 0.5%
KIK Custom Products, Inc., 2015 Term Loan B (3 month LIBOR + 4.000%)	5.000	05-15-23		1,954,742	1,935,195
Reynolds Consumer Products LLC, Term Loan (1 month LIBOR + 1.750%)	1.906	02-04-27		890,587	875,189
Reynolds Group Holdings, Inc., USD 2017 Term Loan (1 month LIBOR + 2.750%)	2.906	02-05-23		1,130,743	1,113,375
Personal products 0.5%
Coty, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.250%)	2.405	04-07-25		2,058,183	1,803,483
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	17

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Personal products (continued)
Sunshine Luxembourg VII Sarl, USD Term Loan B1 (6 month LIBOR + 4.250%)	5.322	10-01-26	1,850,727	$1,844,175
Energy 1.4%				10,961,598
Energy equipment and services 0.2%
Keane Group Holdings LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.500	05-25-25	1,372,000	1,188,495
Traverse Midstream Partners LLC, 2017 Term Loan (1 month LIBOR + 4.000%)	5.000	09-27-24	619,012	564,465
Oil, gas and consumable fuels 1.2%
Delek US Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.250%)	2.406	03-31-25	2,333,118	2,196,888
Granite Acquisition, Inc., Term Loan B (3 month LIBOR + 3.500%)	4.500	12-19-21	1,013,655	1,005,627
Lower Cadence Holdings LLC, Term Loan B (1 month LIBOR + 4.000%)	4.000	05-22-26	1,201,428	1,102,310
Lucid Energy Group II Borrower LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	4.000	02-17-25	598,290	505,256
Murray Energy Corp., 2018 Term Loan B2 (B)	0.000	10-17-22	7,312,904	95,068
Northriver Midstream Finance LP, 2018 Term Loan B (3 month LIBOR + 3.250%)	3.552	10-01-25	1,901,218	1,840,455
Quicksilver Resources, Inc., New 2nd Lien Term Loan (B)(D)	0.000	06-21-21	20,001,303	20,001
Ultra Resources, Inc., 1st Lien Term Loan (B)	0.000	04-12-24	3,320,364	2,394,813
Ultra Resources, Inc., 2020 DIP Term Loan (C)	TBD	11-19-20	48,220	48,220
Financials 6.0%				47,096,628
Capital markets 2.0%
AqGen Ascensus, Inc., 2017 Repriced Term Loan (3 month LIBOR + 4.000%)	5.072	12-03-22	4,386,774	4,384,054
AqGen Ascensus, Inc., 2020 Term Loan (C)	TBD	12-13-26	381,003	378,146
Emerald TopCo, Inc., Term Loan (1 and 3 month LIBOR + 3.500%)	3.760	07-24-26	1,196,325	1,161,931
ION Trading Finance, Ltd., USD Incremental Term Loan B (3 month LIBOR + 4.000%)	5.072	11-21-24	4,763,224	4,648,382
18	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets (continued)
Jane Street Group LLC, 2020 Term Loan (1 month LIBOR + 3.000%)	3.156	01-31-25		3,838,256	$3,780,682
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan (3 month LIBOR + 6.750%)	7.750	11-28-23		1,654,015	1,565,111
Consumer finance 0.1%
Fiserv Investment Solutions, Inc., 2020 Term Loan B (3 month LIBOR + 4.750%)	5.020	02-18-27		640,636	636,363
Diversified financial services 1.6%
Advisor Group Holdings, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%)	5.156	07-31-26		2,950,357	2,850,783
Citadel Securities LP, 2020 Term Loan B (1 month LIBOR + 2.750%)	2.906	02-27-26		3,985,303	3,950,432
Crown Finance US, Inc., 2018 USD Term Loan (3 month LIBOR + 2.250%)	3.322	02-28-25		2,493,567	1,948,099
GT Polaris, Inc., Term Loan B (C)	TBD	08-04-27		653,022	647,308
Marnix SAS, 2019 EUR Term Loan B (6 month EURIBOR + 3.500%)	3.500	11-19-26	EUR	1,576,303	1,822,297
Nexus Buyer LLC, Term Loan B (1 month LIBOR + 3.750%)	3.912	11-09-26		1,052,739	1,045,896
Insurance 1.5%
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 2.750%)	2.906	05-09-25		1,646,167	1,590,379
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%)	3.433	05-09-25		1,024,502	997,978
Amerilife Holdings LLC, 2020 Delayed Draw Term Loan (3 month LIBOR + 4.000%)	4.158	03-18-27		66,073	64,917
Amerilife Holdings LLC, 2020 Term Loan (1 month LIBOR + 4.000%)	4.156	03-18-27		1,955,837	1,921,610
Asurion LLC, 2017 Term Loan B4 (1 month LIBOR + 3.000%)	3.156	08-04-22		3,484,425	3,443,762
Asurion LLC, 2018 Term Loan B6 (1 month LIBOR + 3.000%)	3.156	11-03-23		513,499	504,087
Cross Financial Corp., Term Loan (C)	TBD	08-20-27		644,160	640,939
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%)	3.263	04-25-25		3,144,768	3,059,985
Mortgage real estate investment trusts 0.8%
Apollo Commercial Real Estate Finance, Inc., Term Loan B (1 month LIBOR + 2.750%)	2.912	05-15-26		818,023	775,077
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	19

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Mortgage real estate investment trusts (continued)
Blackstone Mortgage Trust, Inc., 2020 Term Loan B (1 month LIBOR + 4.750%)	5.750	04-23-26		1,753,286	$1,740,136
Claros Mortgage Trust, Inc., Term Loan B (1 month LIBOR + 3.250%)	3.405	08-09-26		2,316,062	2,188,678
KREF Holdings X LLC, Term Loan B (C)	TBD	08-05-27		1,363,229	1,349,596
Health care 13.7%					106,423,467
Biotechnology 0.2%
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B (1 week LIBOR + 2.000%)	2.113	11-15-27		1,232,009	1,206,001
Health care equipment and supplies 1.2%
Auris Luxembourg III Sarl, 2019 USD Term Loan B2 (1 month LIBOR + 3.750%)	3.906	02-27-26		2,467,887	2,255,032
Ortho-Clinical Diagnostics SA, 2018 Term Loan B (1 month LIBOR + 3.250%)	3.406	06-30-25		1,613,135	1,553,143
Ortho-Clinical Diagnostics SA, EUR Term Loan B (3 month EURIBOR + 3.500%)	3.500	06-30-25	EUR	1,378,841	1,574,144
Solenis International LLC, 2018 1st Lien Term Loan (1 and 3 month LIBOR + 4.000%)	4.256	06-26-25		2,434,623	2,388,585
Solenis International LLC, 2018 2nd Lien Term Loan (3 month LIBOR + 8.500%)	8.756	06-26-26		2,100,000	1,883,028
Health care providers and services 6.3%
21st Century Oncology Holdings, Inc., 2020 EUR Term Loan B4 (3 month EURIBOR + 4.750%)	4.750	05-14-27	EUR	1,782,202	2,082,490
21st Century Oncology Holdings, Inc., 2020 USD Term Loan B5 (C)	TBD	05-14-27		526,385	498,750
Bio Lam LCD SELAS, 2020 EUR Add On Term Loan B (C)	TBD	04-25-26	EUR	1,226,561	1,416,146
Da Vinci Purchaser Corp., 2019 Term Loan (3 month LIBOR + 4.000%)	5.238	01-08-27		1,129,439	1,121,443
DaVita, Inc., 2020 Term Loan B (1 month LIBOR + 1.750%)	1.906	08-12-26		1,698,188	1,661,524
Dentalcorp Health Services ULC, 1st Lien Term Loan (1 month LIBOR + 3.750%)	4.750	06-06-25		4,735,962	4,428,124
Ensemble RCM LLC, Term Loan (3 month LIBOR + 3.750%)	4.011	08-03-26		1,674,031	1,657,709
20	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
eResearchTechnology, Inc., 2020 1st Lien Term Loan (1 month LIBOR + 4.500%)	5.500	02-04-27	3,239,807	$3,229,019
HCA, Inc., Term Loan B12 (1 month LIBOR + 1.750%)	1.906	03-13-25	1,774,717	1,759,472
Jaguar Holding Company II, 2018 Term Loan (1 month LIBOR + 2.500%)	3.500	08-18-22	3,879,542	3,869,843
MED ParentCo LP, 1st Lien Delayed Draw Term Loan (1 month LIBOR + 4.250%)	4.406	08-31-26	208,419	195,047
MED ParentCo LP, 1st Lien Term Loan (1 month LIBOR + 4.250%)	4.406	08-31-26	1,187,874	1,111,648
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 month LIBOR + 2.750%)	3.750	06-07-23	2,042,057	2,019,084
National Mentor Holdings, Inc., 2019 Term Loan B (1 month LIBOR + 4.250%)	4.410	03-09-26	3,130,138	3,097,272
National Mentor Holdings, Inc., 2019 Term Loan C (1 month LIBOR + 4.250%)	4.410	03-09-26	142,519	141,022
Option Care Health, Inc., Term Loan B (1 month LIBOR + 4.500%)	4.656	08-06-26	2,455,040	2,444,803
Pathway Vet Alliance LLC, 2020 Term Loan (1 month LIBOR + 4.000%)	4.156	03-31-27	1,777,743	1,742,740
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	2.906	02-14-25	4,698,711	4,526,926
Select Medical Corp., 2017 Term Loan B (1 month LIBOR + 2.500%)	2.680	03-06-25	2,311,885	2,244,447
Team Health Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 2.750%)	3.750	02-06-24	1,204,466	1,000,213
U.S. Anesthesia Partners, Inc., 2017 Term Loan (3 month LIBOR + 3.000%)	4.000	06-23-24	1,670,396	1,608,591
Upstream Newco, Inc., 2019 Term Loan (1 month LIBOR + 4.500%)	4.656	11-20-26	1,770,790	1,666,756
Versant Health Holdco, Inc., 1st Lien Term Loan B (1 month LIBOR + 3.000%)	4.000	12-02-24	3,749,739	3,661,845
VetCor Professional Practices LLC, 2018 1st Lien Term Loan (3 month LIBOR + 3.000%)	4.072	07-02-25	2,050,769	1,968,738
Health care technology 2.3%
Bioclinica-Synowledge Holdings Corp., 1st Lien Term Loan (1 month LIBOR + 4.250%)	5.250	10-20-23	3,975,681	3,810,014
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	21

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care technology (continued)
Change Healthcare Holdings LLC, 2017 Term Loan B (1 and 3 month LIBOR + 2.500%)	3.500	03-01-24		2,305,507	$2,260,042
GHX Ultimate Parent Corp., 2017 1st Lien Term Loan (3 month LIBOR + 3.250%)	4.250	06-28-24		2,938,676	2,879,902
Netsmart Technologies, Inc., Term Loan D1 (3 month LIBOR + 3.750%)	4.750	04-19-23		4,087,028	4,005,288
VVC Holding Corp., 2019 Term Loan B (3 month LIBOR + 4.500%)	4.818	02-11-26		4,803,035	4,758,030
Life sciences tools and services 0.8%
Packaging Coordinators Midco, Inc., 1st Lien Term Loan (3 month LIBOR + 4.000%)	5.080	06-30-23		3,289,680	3,281,456
PAREXEL International Corp., Term Loan B (1 month LIBOR + 2.750%)	2.906	09-27-24		1,346,350	1,299,564
Syneos Health, Inc., 2018 Term Loan B (1 month LIBOR + 1.750%)	1.906	08-01-24		1,536,492	1,496,159
Pharmaceuticals 2.9%
AI Sirona Luxembourg Acquisition Sarl, EUR 1st Lien Term Loan B (1 month EURIBOR + 4.000%)	4.000	09-29-25	EUR	1,440,813	1,666,626
Amneal Pharmaceuticals LLC, 2018 Term Loan B (1 month LIBOR + 3.500%)	3.688	05-04-25		4,872,605	4,565,046
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	3.183	06-02-25		6,422,730	6,313,030
Curium Bidco Sarl, USD Term Loan B (6 month LIBOR + 3.750%)	4.822	07-09-26		1,524,971	1,509,721
Elanco Animal Health, Inc., Term Loan B (1 month LIBOR + 1.750%)	1.906	08-01-27		1,213,300	1,188,524
Endo International PLC, 2017 Term Loan B (3 month LIBOR + 4.250%)	5.000	04-29-24		2,805,334	2,699,544
McAfee LLC, 2018 USD Term Loan B (1 month LIBOR + 3.750%)	3.906	09-30-24		2,316,260	2,292,240
RPI 2019 Intermediate Finance Trust, 2020 Term Loan B1 (1 week LIBOR + 1.750%)	1.906	02-11-27		1,541,144	1,534,887
RPI Intermediate Finance Trust, 2020 Term Loan B1 (1 month LIBOR + 1.750%)	1.906	02-11-27		854,079	849,809
22	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials 12.8%					$99,462,738
Aerospace and defense 1.7%
Bleriot US Bidco, Inc., Delayed Draw Term Loan (3 month LIBOR + 4.750%)	5.058	10-31-26		155,932	153,658
Bleriot US Bidco, Inc., Term Loan B (3 month LIBOR + 4.750%)	5.058	10-31-26		997,963	983,413
Maxar Technologies, Ltd., Term Loan B (1 month LIBOR + 2.750%)	2.906	10-04-24		1,178,668	1,136,436
Standard Aero, Ltd., 2020 CAD Term Loan B2 (3 month LIBOR + 3.500%)	3.808	04-06-26		1,147,664	1,013,766
The NORDAM Group, Inc., Term Loan B (1 month LIBOR + 4.500% and 5.500%)	5.688	04-09-26		2,048,487	1,700,244
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%)	2.406	05-30-25		950,347	900,321
TransDigm, Inc., 2020 Term Loan F (1 month LIBOR + 2.250%)	2.406	12-09-25		3,864,407	3,658,512
TransDigm, Inc., 2020 Term Loan G (1 month LIBOR + 2.250%)	2.406	08-22-24		1,091,648	1,035,090
WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.500%)	4.500	04-30-25		3,307,390	2,827,818
Air freight and logistics 0.3%
XPO Logistics, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	2.156	02-24-25		2,051,577	2,009,622
Airlines 0.3%
Allegiant Travel Company, 2020 Term Loan (3 month LIBOR + 3.000%)	3.254	02-05-24		733,445	679,353
WestJet Airlines, Ltd., Term Loan B (6 month LIBOR + 3.000%)	4.000	12-11-26		1,682,423	1,393,265
Building products 2.0%
Cornerstone Building Brands, Inc., 2018 Term Loan (1 month LIBOR + 3.750%)	3.918	04-12-25		2,280,439	2,234,830
LSF10 XL Bidco SCA, EUR Term Loan B3 (C)	TBD	10-12-26	EUR	1,228,877	1,370,543
Resideo Funding, Inc., Term Loan B (3 month LIBOR + 2.250%)	2.560	10-24-25		891,142	863,294
Specialty Building Products Holdings LLC, 2018 Term Loan B (1 month LIBOR + 5.750%)	5.906	10-01-25		2,159,118	2,142,924
The AZEK Company LLC, 2017 Term Loan (3 month LIBOR + 3.750%)	4.750	05-05-24		3,204,221	3,193,198
Wilsonart LLC, 2017 Term Loan B (3 month LIBOR + 3.250%)	4.250	12-19-23		5,893,628	5,817,482
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	23

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies 3.1%
American Builders & Contractors Supply Company, Inc., 2019 Term Loan (1 month LIBOR + 2.000%)	2.156	01-15-27	2,627,979	$2,556,525
AVSC Holding Corp., 2018 1st Lien Term Loan (1, 3 and 6 month LIBOR + 3.250%)	4.250	03-03-25	2,240,913	1,611,217
AVSC Holding Corp., Incremental Term Loan B (3 and 6 month LIBOR + 4.500%)	5.500	10-15-26	162,449	116,963
Camelot Finance SA, Term Loan B (1 month LIBOR + 3.000%)	3.156	10-30-26	1,423,441	1,396,751
Comet Bidco, Ltd., 2018 USD Term Loan B (6 month LIBOR + 5.000%)	6.000	09-30-24	3,661,600	2,810,278
IAA, Inc., Term Loan B (1 month LIBOR + 2.250%)	2.438	06-28-26	1,205,409	1,187,327
Illuminate Buyer LLC, Term Loan (3 month LIBOR + 4.000%)	4.308	06-16-27	587,618	584,092
Intrado Corp., 2017 Term Loan (3 month LIBOR + 4.000%)	5.000	10-10-24	1,543,857	1,377,738
MHI Holdings LLC, Term Loan B (1 month LIBOR + 5.000%)	5.156	09-21-26	2,030,323	2,002,406
Nielsen Finance LLC, 2020 USD Term Loan B5 (1 month LIBOR + 3.750%)	4.750	06-04-25	515,340	516,628
Nielsen Finance LLC, USD Term Loan B4 (1 month LIBOR + 2.000%)	2.155	10-04-23	1,870,432	1,825,074
Sterling Midco Holdings, Inc., 1st Lien Term Loan (3 month LIBOR + 3.500%)	4.500	06-19-24	3,414,894	2,976,285
Tempo Acquisition LLC, Non-Extended Term Loan (1 month LIBOR + 2.750%)	2.906	05-01-24	5,587,515	5,461,796
Construction and engineering 0.5%
Amentum Government Services Holdings LLC, Term Loan B (1 month LIBOR + 4.000%)	4.156	02-01-27	1,072,660	1,068,637
Sabre Industries, Inc., 2019 Term Loan B (6 month LIBOR + 3.250%)	4.244	04-15-26	1,108,356	1,101,428
USIC Holdings, Inc., 2017 Term Loan B (1 month LIBOR + 3.250%)	4.250	12-08-23	1,832,395	1,778,944
Electrical equipment 0.3%
1a Smart Start LLC, 2020 Term Loan (Prime rate + 3.750%)	7.000	08-18-27	711,023	711,023
Brookfield WEC Holdings, Inc., 2020 Term Loan (1 month LIBOR + 3.000%)	3.750	08-01-25	1,900,949	1,866,998
24	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Machinery 2.1%
AI Alpine US Bidco, Inc., 2018 USD Term Loan B (3 and 6 month LIBOR + 3.000%)	4.209	10-31-25		882,213	$793,991
Crosby US Acquisition Corp., Term Loan B (1 month LIBOR + 4.750%)	4.933	06-26-26		1,573,392	1,463,255
Gardner Denver, Inc., 2020 USD Term Loan B2 (1 month LIBOR + 1.750%)	1.906	03-01-27		822,121	796,044
Granite US Holdings Corp., Term Loan B (3 month LIBOR + 5.250%)	6.322	09-30-26		2,248,178	2,169,492
Ingersoll-Rand Services Company, 2020 USD Spinco Term Loan (1 month LIBOR + 1.750%)	1.906	03-01-27		2,078,611	2,012,677
Pro Mach Group, Inc., 2018 Term Loan B (1 month LIBOR + 2.750%)	2.920	03-07-25		2,968,471	2,832,099
Shape Technologies Group, Inc., Term Loan (1 month LIBOR + 3.000%)	3.183	04-21-25		2,236,683	1,628,305
Star US Bidco LLC, Term Loan B (1 month LIBOR + 4.250%)	5.250	03-17-27		1,712,214	1,613,762
Titan Acquisitionco New Zealand, Ltd., 2020 Term Loan (3 month LIBOR + 4.000%)	4.308	05-01-26		2,745,694	2,622,138
Professional services 0.7%
Cast & Crew Payroll LLC, 2019 1st Lien Term Loan (1 month LIBOR + 3.750%)	3.906	02-09-26		2,013,743	1,892,919
STG-Fairway Holdings LLC, Term Loan B (3 month LIBOR + 3.250%)	4.322	01-31-27		1,539,293	1,481,569
Stiphout Finance LLC, USD 1st Lien Term Loan (1 month LIBOR + 3.000%)	4.000	10-26-22		2,454,167	2,368,271
Road and rail 0.7%
Genesee & Wyoming, Inc., Term Loan (3 month LIBOR + 2.000%)	2.308	12-30-26		1,286,405	1,264,613
Uber Technologies, Inc., 2018 Term Loan (1 month LIBOR + 4.000%)	5.000	04-04-25		3,932,000	3,884,973
Trading companies and distributors 0.9%
ASP Unifrax Holdings, Inc., EUR Term Loan B (3 month EURIBOR + 3.750%)	3.750	12-12-25	EUR	3,166,937	3,153,343
ASP Unifrax Holdings, Inc., Term Loan B (6 month LIBOR + 3.750%)	4.822	12-12-25		1,054,039	901,530
GYP Holdings III Corp., 2018 Term Loan B (1 month LIBOR + 2.750%)	2.906	06-01-25		2,681,194	2,634,273
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	25

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Transportation infrastructure 0.2%
Dynasty Acquisition Company, Inc., 2020 Term Loan B1 (3 month LIBOR + 3.500%)	3.808	04-06-26		2,134,655	$1,885,605
Information technology 19.2%					149,732,903
Communications equipment 1.1%
CommScope, Inc., 2019 Term Loan B (1 month LIBOR + 3.250%)	3.406	04-06-26		2,565,325	2,506,681
Datto, Inc., 2019 Term Loan B (1 month LIBOR + 4.250%)	4.406	04-02-26		2,088,202	2,082,334
MLN US Holdco LLC, 2018 1st Lien Term Loan (1 month LIBOR + 4.500%)	4.655	11-30-25		785,797	664,493
Plantronics, Inc., 2018 Term Loan B (1 and 3 month LIBOR + 2.500%)	2.776	07-02-25		3,717,294	3,465,336
Electronic equipment, instruments and components 1.8%
C&D Technologies, Inc., Term Loan B (1 month LIBOR + 5.750%)	5.906	12-20-25		2,574,919	2,175,807
Celestica, Inc., 2018 1st Lien Term Loan B (1 month LIBOR + 2.125%)	2.295	06-27-25		1,042,626	1,003,527
Everest Bidco SASU, 2018 EUR Term Loan (3 month EURIBOR + 3.250%)	3.250	07-04-25	EUR	3,174,985	3,555,210
Excelitas Technologies Corp., 2018 Add On Term Loan B (3 month LIBOR + 3.500%)	4.500	12-02-24		838,980	823,249
Excelitas Technologies Corp., USD 2017 1st Lien Term Loan (3 month LIBOR + 3.500%)	4.500	12-02-24		2,881,956	2,827,919
Mirion Technologies, Inc., 2019 Term Loan B (3 month LIBOR + 4.000%)	5.072	03-06-26		1,533,448	1,518,588
Robertshaw US Holding Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.500% and 3 month LIBOR + 3.250%)	4.250	02-28-25		2,206,932	1,842,789
IT services 4.4%
Cardtronics USA, Inc., Term Loan B (1 month LIBOR + 4.000%)	5.000	06-29-27		731,612	729,330
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	3.906	07-12-25		1,954,758	1,789,581
Go Daddy Operating Company LLC, 2017 Repriced Term Loan (1 month LIBOR + 1.750%)	1.906	02-15-24		4,121,485	4,048,329
GTT Communications, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.750%)	2.910	05-31-25		4,511,580	3,549,576
26	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services (continued)
KBR, Inc., 2020 Term Loan B (1 month LIBOR + 2.750%)	2.906	02-05-27	2,753,564	$2,736,354
Masergy Holdings, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 3.250%)	4.250	12-15-23	1,067,750	1,035,717
Milano Acquisition Corp., Term Loan (C)	TBD	08-13-27	3,461,137	3,430,852
Park Place Technologies LLC, 1st Lien Term Loan (1 month LIBOR + 4.000%)	5.000	03-28-25	1,210,734	1,183,493
Presidio Holdings, Inc., 2020 Term Loan B (3 month LIBOR + 3.500%)	3.770	01-22-27	836,182	821,549
Sabre GLBL, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	2.156	02-22-24	745,146	691,257
TGG TS Acquisition Company, 2018 Term Loan B (1 month LIBOR + 6.500%)	6.670	12-15-25	1,422,864	1,369,507
TNS, Inc., 2013 Term Loan B (1 month LIBOR + 4.000%)	4.160	08-14-22	3,323,446	3,281,903
Travelport Finance Luxembourg Sarl, 2019 Term Loan (3 month LIBOR + 5.000%)	6.072	05-29-26	3,304,088	2,200,820
Verscend Holding Corp., 2018 Term Loan B (1 month LIBOR + 4.500%)	4.656	08-27-25	3,313,115	3,285,517
WEX, Inc., Term Loan B3 (1 month LIBOR + 2.250%)	2.406	05-15-26	4,179,815	4,037,241
Semiconductors and semiconductor equipment 0.6%
Cohu, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	3.156	10-01-25	734,132	699,870
Microchip Technology, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	2.170	05-29-25	3,308,574	3,244,487
ON Semiconductor Corp., 2019 Term Loan B (1 month LIBOR + 2.000%)	2.156	09-19-26	940,004	925,321
Software 10.2%
Avaya, Inc., 2018 Term Loan B (1 month LIBOR + 4.250%)	4.412	12-15-24	3,640,393	3,532,710
Barracuda Networks, Inc., 1st Lien Term Loan (3 month LIBOR + 3.250%)	4.250	02-12-25	3,642,307	3,596,778
Boxer Parent Company, Inc., 2018 USD Term Loan B (1 month LIBOR + 4.250%)	4.406	10-02-25	4,254,213	4,170,916
BY Crown Parent LLC, Term Loan B1 (1 month LIBOR + 3.000%)	4.000	01-31-26	3,396,255	3,368,677
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	27

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
Castle US Holding Corp., USD Term Loan B (3 month LIBOR + 3.750%)	4.058	01-29-27		2,018,044	$1,939,845
Cornerstone OnDemand, Inc., Term Loan B (1 month LIBOR + 4.250%)	4.433	04-22-27		2,172,022	2,166,049
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%)	4.156	10-16-26		2,133,465	2,105,474
Dedalus Finance GmbH, EUR Term Loan B (C)	TBD	07-16-27	EUR	2,617,085	3,045,021
DiscoverOrg LLC, 2019 1st Lien Term Loan (1 month LIBOR + 3.750%)	3.906	02-02-26		2,610,522	2,584,417
Epicor Software Corp., 2020 2nd Lien Term Loan (1 month LIBOR + 7.750%)	8.750	07-30-28		763,420	785,048
Epicor Software Corp., 2020 Term Loan (1 month LIBOR + 4.250%)	5.250	07-30-27		2,275,067	2,274,794
Greeneden US Holdings II LLC, 2018 USD Term Loan B (1 month LIBOR + 3.250%)	3.406	12-01-23		3,691,824	3,627,993
MA FinanceCo LLC, 2020 USD Term Loan B (3 month LIBOR + 4.250%)	5.250	06-05-25		1,760,342	1,753,741
MA FinanceCo LLC, USD Term Loan B3 (1 month LIBOR + 2.500%)	2.656	06-21-24		495,297	471,770
Mavenir Systems, Inc., 2018 Term Loan B (3 month LIBOR + 6.000%)	7.000	05-08-25		1,843,621	1,839,012
Mitchell International, Inc., 2020 Add-On Term Loan (1 month LIBOR + 4.250%)	4.750	11-29-24		2,179,283	2,124,801
Monotype Imaging Holdings, Inc., Term Loan (3 month LIBOR + 5.500%)	6.500	10-09-26		1,669,122	1,533,506
nThrive, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 4.500%)	5.500	10-20-22		2,287,783	2,059,005
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B (3 month LIBOR + 3.500%)	4.500	04-26-24		2,998,983	2,976,491
Project Boost Purchaser LLC, 2019 Term Loan B (1 month LIBOR + 3.500%)	3.656	06-01-26		2,572,142	2,475,687
Quest Software US Holdings, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 4.250%)	4.511	05-16-25		2,392,988	2,339,648
Salient CRGT, Inc., 2017 Term Loan (3 month LIBOR + 6.500%)	7.568	02-28-22		2,952,772	2,687,022
Seattle SpinCo, Inc., USD Term Loan B3 (1 month LIBOR + 2.500%)	2.656	06-21-24		3,344,863	3,185,982
28	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
SolarWinds Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.750%)	2.906	02-05-24	4,449,178	$4,386,622
Sophia LP, 2017 Term Loan B (3 month LIBOR + 3.250%)	4.250	09-30-22	1,556,040	1,549,815
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	1.906	04-16-25	1,143,838	1,109,134
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	1.906	04-16-25	803,626	779,244
SS&C Technologies, Inc., 2018 Term Loan B5 (1 month LIBOR + 1.750%)	1.906	04-16-25	3,200,970	3,106,766
Surf Holdings LLC, USD Term Loan (3 month LIBOR + 3.500%)	3.827	03-05-27	1,974,067	1,925,268
The Ultimate Software Group, Inc., 2020 Incremental Term Loan B (3 month LIBOR + 4.000%)	4.750	05-04-26	2,033,110	2,029,308
The Ultimate Software Group, Inc., Term Loan B (1 month LIBOR + 3.750%)	3.906	05-04-26	1,676,334	1,662,622
Upland Software, Inc., 2019 Term Loan (1 month LIBOR + 3.750%)	3.906	08-06-26	2,213,289	2,174,557
VS Buyer LLC, Term Loan B (1 month LIBOR + 3.250%)	3.406	02-28-27	1,803,447	1,774,141
Weld North Education LLC, Term Loan B (3 month LIBOR + 4.250%)	4.560	02-15-25	2,697,221	2,656,763
Technology hardware, storage and peripherals 1.1%
Dell International LLC, 2019 Term Loan B (1 month LIBOR + 2.000%)	2.750	09-19-25	3,556,152	3,529,480
Electronics For Imaging, Inc., Term Loan (1 month LIBOR + 5.000%)	5.161	07-23-26	3,136,519	2,477,850
HCP Acquisition LLC, 2017 Term Loan B (1 month LIBOR + 3.000%)	4.000	05-16-24	2,420,984	2,400,309
Materials 6.0%				46,965,757
Chemicals 2.2%
Ascend Performance Materials Operations LLC, 2019 Term Loan B (3 month LIBOR + 5.250%)	6.250	08-27-26	3,659,838	3,629,351
Innophos Holdings, Inc., 2020 Term Loan B (1 month LIBOR + 3.750%)	3.906	02-04-27	999,986	987,486
Nouryon USA LLC, 2018 USD Term Loan B (1 month LIBOR + 3.000%)	3.164	10-01-25	5,049,504	4,895,645
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	29

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Chemicals (continued)
Plaskolite PPC Intermediate II LLC, 1st Lien Term Loan (2 month LIBOR + 4.250%)	5.250	12-15-25		2,145,981	$2,103,963
Rohm Holding GmbH, USD Term Loan B (6 month LIBOR + 5.000%)	5.316	07-31-26		1,408,608	1,223,728
Root Bidco Sarl, EUR Term Loan B (C)	TBD	08-11-27	EUR	2,248,062	2,629,070
SCIH Salt Holdings, Inc., Term Loan B (3 month LIBOR + 4.500%)	5.500	03-16-27		887,279	883,951
Univar Solutions USA, Inc., 2019 USD Term Loan B5 (1 month LIBOR + 2.000%)	2.156	07-01-26		829,424	804,541
Construction materials 0.2%
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.500%)	2.656	02-01-27		2,054,760	1,999,713
Containers and packaging 3.2%
Ball Metalpack Finco LLC, 2018 1st Lien Term Loan B (3 month LIBOR + 4.500%)	4.756	07-31-25		706,149	671,548
Berry Global, Inc., 2019 Term Loan Y (1 month LIBOR + 2.000%)	2.155	07-01-26		2,269,641	2,198,443
Graham Packaging Company, Inc., Term Loan (1 month LIBOR + 3.750%)	4.500	08-04-27		2,360,465	2,355,744
LABL, Inc., 2019 EUR Term Loan (1 month EURIBOR + 5.000%)	5.000	07-01-26	EUR	1,723,600	2,006,733
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan (1 month LIBOR + 3.500%)	3.667	09-06-25		4,546,361	4,216,022
LTI Holdings, Inc., 2019 Term Loan (1 month LIBOR + 4.750%)	4.917	07-24-26		494,679	461,288
Mauser Packaging Solutions Holding Company, 2017 Term Loan B (3 month LIBOR + 3.250%)	3.523	04-03-24		4,555,009	4,320,426
NPC International, Inc., 1st Lien Term Loan (B)	0.000	04-19-24		1,731,271	1,214,054
NPC International, Inc., 2020 Incremental Priority Term Loan (1 month LIBOR + 1.500%)	3.000	01-21-21		144,340	143,618
Plaze, Inc., 2019 Term Loan B (3 month LIBOR + 3.500%)	4.572	08-03-26		3,646,476	3,518,850
Proampac PG Borrower LLC, 2016 1st Lien Term Loan (1, 2 and 3 month LIBOR + 3.500%)	4.500	11-20-23		1,686,855	1,660,287
Trident TPI Holdings, Inc., 2017 USD Term Loan B1 (3 month LIBOR + 3.000%)	4.072	10-17-24		2,274,250	2,235,588
30	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Metals and mining 0.2%
WireCo WorldGroup, Inc., 1st Lien Term Loan (2 month LIBOR + 5.000%)	6.072	09-30-23		1,747,130	$1,490,371
Paper and forest products 0.2%
Asplundh Tree Expert LLC, Term Loan (C)	TBD	08-18-27		1,314,929	1,315,337
Real estate 0.7%					5,561,313
Equity real estate investment trusts 0.7%
Iron Mountain, Inc., 2018 Term Loan B (1 month LIBOR + 1.750%)	1.906	01-02-26		1,622,551	1,567,790

VICI Properties 1 LLC, Replacement Term Loan B (1 month LIBOR + 1.750%)	1.933	12-20-24		4,154,511	3,993,523
Corporate bonds 9.0%					$70,447,066
(Cost $76,264,247)
Communication services 2.0%					15,675,759
Diversified telecommunication services 0.2%
Zayo Group Holdings, Inc. (E)	4.000	03-01-27		920,000	909,650
Zayo Group Holdings, Inc. (E)	6.125	03-01-28		836,000	863,170
Entertainment 0.2%
Cinemark USA, Inc. (E)	8.750	05-01-25		961,000	1,030,673
Interactive media and services 0.2%
National CineMedia LLC (E)	5.875	04-15-28		1,934,000	1,566,540
Media 1.4%
CCO Holdings LLC (E)	5.000	02-01-28		1,000,000	1,057,500
iHeartCommunications, Inc.	6.375	05-01-26		772,000	802,880
MDC Partners, Inc. (E)	6.500	05-01-24		1,112,000	1,061,960
Sinclair Television Group, Inc. (E)	5.125	02-15-27		745,000	724,513
United Group BV (E)	3.625	02-15-28	EUR	1,680,000	1,931,910
United Group BV (Greater of 3 month EURIBOR + 3.250% or 3.250%) (E)(F)	3.250	02-15-26	EUR	734,000	850,455
WMG Acquisition Corp. (E)	3.000	02-15-31		2,095,000	2,084,525
Ziggo Bond Company BV (E)	5.125	02-28-30		1,154,000	1,223,240
Ziggo Bond Company BV (E)	6.000	01-15-27		1,300,000	1,368,250
Wireless telecommunication services 0.0%
Sprint Communications, Inc.	11.500	11-15-21		180,000	200,493
Consumer discretionary 2.4%					18,509,164
Diversified consumer services 0.3%
Midas Intermediate Holdco II LLC (E)	7.875	10-01-22		1,250,000	1,013,088
Verisure Holding AB (E)	3.875	07-15-26	EUR	756,000	908,898
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	31

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 1.2%
Colt Merger Sub, Inc. (E)	6.250	07-01-25		1,164,000	$1,232,036
Connect Finco SARL (E)	6.750	10-01-26		1,184,000	1,222,480
International Game Technology PLC (E)	5.250	01-15-29		1,470,000	1,506,750
IRB Holding Corp. (E)	7.000	06-15-25		373,000	398,178
MGM Resorts International	6.750	05-01-25		1,238,000	1,324,660
Scientific Games International, Inc. (E)	5.000	10-15-25		913,000	903,304
Stonegate Pub Company Financing PLC (E)	8.250	07-31-25	GBP	1,985,000	2,536,812
Specialty retail 0.6%
Burlington Coat Factory Warehouse Corp. (E)	6.250	04-15-25		946,000	1,006,308
F-Brasile SpA (E)	7.375	08-15-26		2,812,000	2,242,561
Maxeda DIY Holding BV	6.125	07-15-22	EUR	1,215,000	1,391,924
Party City Holdings, Inc. (Greater of 6 month LIBOR + 5.000% or 5.750%) (E)(F)	5.750	07-15-25		364,563	227,852
Textiles, apparel and luxury goods 0.3%
The William Carter Company (E)	5.500	05-15-25		744,000	793,283
Wolverine Escrow LLC (E)	9.000	11-15-26		2,339,000	1,801,030
Consumer staples 0.3%					2,417,930
Food and staples retailing 0.2%
US Foods, Inc. (E)	6.250	04-15-25		1,214,000	1,286,840
Personal products 0.1%
Sally Holdings LLC (E)	8.750	04-30-25		1,019,000	1,131,090
Energy 0.0%					13
Oil, gas and consumable fuels 0.0%
Murray Energy Corp. (9.000% Cash and 3.000% PIK) (B)(E)	12.000	04-15-24		1,279,956	13
Financials 0.7%					5,096,896
Capital markets 0.3%
AG Issuer LLC (E)	6.250	03-01-28		1,938,000	1,967,070
Diversified financial services 0.3%
Advisor Group Holdings, Inc. (E)	10.750	08-01-27		550,000	561,000
Garfunkelux Holdco 3 SA	7.500	08-01-22	EUR	683,000	777,670
Garfunkelux Holdco 3 SA	8.500	11-01-22	GBP	649,000	826,863
Thrifts and mortgage finance 0.1%
Ladder Capital Finance Holdings LLLP (E)	4.250	02-01-27		1,051,000	964,293
32	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care 0.7%					$5,770,432
Health care providers and services 0.4%
Jaguar Holding Company II (E)	5.000	06-15-28		506,000	536,360
MEDNAX, Inc. (E)	6.250	01-15-27		778,000	824,680
MPH Acquisition Holdings LLC (E)	7.125	06-01-24		707,000	717,817
Select Medical Corp. (E)	6.250	08-15-26		1,285,000	1,380,437
Pharmaceuticals 0.3%
Par Pharmaceutical, Inc. (E)	7.500	04-01-27		2,165,000	2,311,138
Industrials 1.3%					10,502,170
Aerospace and defense 0.4%
Spirit AeroSystems, Inc. (E)	7.500	04-15-25		1,002,000	1,011,389
SSL Robotics LLC (E)	9.750	12-31-23		1,176,000	1,328,880
TransDigm, Inc. (E)	6.250	03-15-26		202,000	213,152
TransDigm, Inc. (E)	8.000	12-15-25		262,000	284,925
Building products 0.2%
Builders FirstSource, Inc. (E)	6.750	06-01-27		381,000	415,290
Resideo Funding, Inc. (E)	6.125	11-01-26		1,170,000	1,178,775
Commercial services and supplies 0.1%
Anagram International, Inc. (5.000% Cash and 5.000% PIK) (E)	10.000	08-15-26		197,063	165,533
VistaJet Malta Finance PLC (E)	10.500	06-01-24		938,000	844,200
Construction and engineering 0.1%
Novafives SAS (Greater of 3 month EURIBOR + 4.500% or 4.500%) (F)	4.500	06-15-25	EUR	1,332,000	1,144,471
Marine 0.1%
Naviera Armas SA (Greater of 3 month EURIBOR + 4.250% or 4.250%) (F)	4.250	11-15-24	EUR	1,811,000	1,073,015
Professional services 0.2%
La Financiere Atalian SASU	4.000	05-15-24	EUR	1,114,000	1,130,116
La Financiere Atalian SASU	5.125	05-15-25	EUR	100,000	101,440
La Financiere Atalian SASU	6.625	05-15-25	GBP	117,000	132,934
Trading companies and distributors 0.2%
Beacon Roofing Supply, Inc. (E)	4.500	11-15-26		1,435,000	1,478,050
Information technology 0.4%					2,932,599
IT services 0.3%
Presidio Holdings, Inc. (E)	4.875	02-01-27		1,510,000	1,547,750
Sabre GLBL, Inc. (E)	5.250	11-15-23		911,000	904,168
Sabre GLBL, Inc. (E)	9.250	04-15-25		64,000	71,200
Software 0.1%
BY Crown Parent LLC (E)	4.250	01-31-26		401,000	409,481
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	33

	Rate (%)	Maturity date	Par value^	Value
Materials 0.9%				$7,153,424
Chemicals 0.3%
Venator Finance Sarl (E)	9.500	07-01-25	2,341,000	2,458,050
Containers and packaging 0.6%
Ardagh Packaging Finance PLC (E)	5.250	04-30-25	553,000	586,819
Intelligent Packaging, Ltd., Finco, Inc. (E)	6.000	09-15-28	1,245,000	1,269,900
LABL Escrow Issuer LLC (E)	6.750	07-15-26	1,591,000	1,706,348
LABL Escrow Issuer LLC (E)	10.500	07-15-27	1,025,000	1,124,938
Metals and mining 0.0%
Midwest Vanadium Pty, Ltd. (B)(E)	11.500	02-15-18	5,668,325	7,369
Real estate 0.3%				2,388,679
Equity real estate investment trusts 0.3%
VICI Properties LP (E)	3.750	02-15-27	312,000	311,220
VICI Properties LP (E)	4.125	08-15-30	104,000	104,229
VICI Properties LP (E)	4.250	12-01-26	1,092,000	1,116,570
VICI Properties LP (E)	4.625	12-01-29	429,000	446,160
XHR LP (E)	6.375	08-15-25	400,000	410,500

	Shares	Value
Common stocks 0.0%		$238,262
(Cost $11,933,215)
Consumer discretionary 0.0%		101,649
Specialty retail 0.0%
Party City Holdco, Inc. (G)	37,098	101,649
Energy 0.0%		136,613
Energy equipment and services 0.0%
Hercules Offshore, Inc. (D)(G)	196,736	136,613

	Yield (%)	Shares	Value
Short-term investments 3.6%			$27,947,298
(Cost $27,947,298)
Short-term funds 3.6%			27,947,298
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0399(H)	27,947,298	27,947,298

Total investments (Cost $844,501,078) 102.7%			$801,005,313
Other assets and liabilities, net (2.7%)			(21,216,696)
Total net assets 100.0%			$779,788,617

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
34	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(B)	Non-income producing - Issuer is in default.
(C)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Non-income producing security.
(H)	The rate shown is the annualized seven-day yield as of 8-31-20.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	35

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	61,081,114	EUR	54,550,000	CITI	9/18/2020	—	$(4,039,068)
USD	4,616,958	GBP	3,530,000	CITI	10/30/2020	—	(103,340)
						—	$(4,142,408)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
OTC	Over-the-counter
At 8-31-20, the aggregate cost of investments for federal income tax purposes was $840,968,620. Net unrealized depreciation aggregated to $44,105,715, of which $9,021,038 related to gross unrealized appreciation and $53,126,753 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
36	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-20

Assets
Unaffiliated investments, at value (Cost $844,501,078)	$801,005,313
Foreign currency, at value (Cost $2,070,101)	2,089,924
Collateral segregated at custodian for OTC derivative contracts	3,828,440
Interest receivable	3,879,538
Receivable for fund shares sold	369,047
Receivable for investments sold	9,263,074
Receivable from affiliates	11,279
Other assets	53,604
Total assets	820,500,219
Liabilities
Unrealized depreciation on forward foreign currency contracts	4,142,408
Distributions payable	32,535
Payable for investments purchased	36,003,320
Payable for fund shares repurchased	452,388
Payable to affiliates
Accounting and legal services fees	45,289
Transfer agent fees	19,251
Trustees' fees	423
Other liabilities and accrued expenses	15,988
Total liabilities	40,711,602
Net assets	$779,788,617
Net assets consist of
Paid-in capital	$1,177,954,777
Total distributable earnings (loss)	(398,166,160)
Net assets	$779,788,617

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($88,561,335 ÷ 11,222,416 shares)[1]	$7.89
Class B ($1,884,357 ÷ 238,690 shares)[1]	$7.89
Class C ($39,354,342 ÷ 4,965,978 shares)[1]	$7.92
Class I ($48,817,326 ÷ 6,190,929 shares)	$7.89
Class R6 ($1,541,795 ÷ 195,354 shares)	$7.89
Class 1 ($16,318,413 ÷ 2,070,227 shares)	$7.88
Class NAV ($583,311,049 ÷ 73,902,170 shares)	$7.89
Maximum offering price per share
Class A (net asset value per share ÷ 97.5%)[2]	$8.09

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	37

STATEMENT OF OPERATIONS For the year ended 8-31-20

Investment income
Interest	$41,793,161
Securities lending	14,018
Total investment income	41,807,179
Expenses
Investment management fees	5,203,481
Distribution and service fees	815,529
Line of credit fees	408,883
Accounting and legal services fees	129,455
Transfer agent fees	261,259
Trustees' fees	13,097
Custodian fees	127,728
State registration fees	94,108
Printing and postage	49,236
Professional fees	8,058 [1]
Other	76,199
Total expenses	7,187,033
Less expense reductions	(1,191,694)
Net expenses	5,995,339
Net investment income	35,811,840
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(29,804,071)
Affiliated investments	436
Forward foreign currency contracts	2,869,233
(26,934,402)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	3,253,067
Affiliated investments	(783)
Forward foreign currency contracts	(6,728,507)
(3,476,223)
Net realized and unrealized loss	(30,410,625)
Increase in net assets from operations	$5,401,215

[1]	During the year ended August 31, 2020, Floating Rate Income Fund received a reimbursement of legal fees. See Note 10 to the Financial statements. Professional fees incurred by the fund for the year ended August 31, 2020 prior to these reimbursements were $115,487.
38	JOHN HANCOCK Floating Rate Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-20	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$35,811,840	$53,726,042
Net realized loss	(26,934,402)	(27,885,003)
Change in net unrealized appreciation (depreciation)	(3,476,223)	3,560,607
Increase in net assets resulting from operations	5,401,215	29,401,646
Distributions to shareholders
From earnings
Class A	(4,729,634)	(5,343,492)
Class B	(136,316)	(263,936)
Class C	(2,280,483)	(3,399,225)
Class I	(2,862,988)	(6,031,201)
Class R6	(110,598)	(267,170)
Class 1	(1,084,098)	(1,480,774)
Class NAV	(28,237,238)	(36,075,340)
Total distributions	(39,441,355)	(52,861,138)
From fund share transactions	(113,248,087)	(330,154,576)
Total decrease	(147,288,227)	(353,614,068)
Net assets
Beginning of year	927,076,844	1,280,690,912
End of year	$779,788,617	$927,076,844
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	39

Financial highlights
CLASS A SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$8.28	$8.43	$8.45	$8.48	$8.71
Net investment income[1]	0.36	0.40	0.34	0.37	0.43
Net realized and unrealized gain (loss) on investments	(0.36)	(0.16)	— [2]	—	(0.24)
Total from investment operations	—	0.24	0.34	0.37	0.19
Less distributions
From net investment income	(0.39)	(0.39)	(0.36)	(0.40)	(0.42)
From net realized gain	—	—	—	—	—
Total distributions	(0.39)	(0.39)	(0.36)	(0.40)	(0.42)
Net asset value, end of period	$7.89	$8.28	$8.43	$8.45	$8.48
Total return (%)[3,4]	0.11	2.96	4.05	4.46	2.38
Ratios and supplemental data
Net assets, end of period (in millions)	$89	$109	$117	$138	$165
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17 [5]	1.16	1.13	1.17	1.16
Expenses including reductions	0.99 [5]	1.06	1.13	1.16	1.14
Net investment income	4.49	4.77	4.03	4.31	5.12
Portfolio turnover (%)	81	120	71	66	35

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Includes reimbursement of legal fees of 0.01%. See Note 10 to the Financial statements.
40	JOHN HANCOCK Floating Rate Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS B SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$8.29	$8.44	$8.45	$8.49	$8.71
Net investment income[1]	0.30	0.33	0.28	0.31	0.37
Net realized and unrealized gain (loss) on investments	(0.37)	(0.15)	— [2]	(0.01)	(0.23)
Total from investment operations	(0.07)	0.18	0.28	0.30	0.14
Less distributions
From net investment income	(0.33)	(0.33)	(0.29)	(0.34)	(0.36)
From net realized gain	—	—	—	—	—
Total distributions	(0.33)	(0.33)	(0.29)	(0.34)	(0.36)
Net asset value, end of period	$7.89	$8.29	$8.44	$8.45	$8.49
Total return (%)[3,4]	(0.76)	2.19	3.40	3.60	1.79
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$5	$9	$15	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	1.92 [5]	1.91	1.88	1.88	1.86
Expenses including reductions	1.74 [5]	1.81	1.88	1.87	1.84
Net investment income	3.79	3.96	3.27	3.61	4.45
Portfolio turnover (%)	81	120	71	66	35

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Includes reimbursement of legal fees of 0.01%. See Note 10 to the Financial statements.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	41

CLASS C SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$8.32	$8.47	$8.49	$8.52	$8.74
Net investment income[1]	0.30	0.33	0.28	0.31	0.37
Net realized and unrealized gain (loss) on investments	(0.37)	(0.15)	(0.01)	0.01	(0.23)
Total from investment operations	(0.07)	0.18	0.27	0.32	0.14
Less distributions
From net investment income	(0.33)	(0.33)	(0.29)	(0.35)	(0.36)
From net realized gain	—	—	—	—	—
Total distributions	(0.33)	(0.33)	(0.29)	(0.35)	(0.36)
Net asset value, end of period	$7.92	$8.32	$8.47	$8.49	$8.52
Total return (%)[2,3]	(0.74)	2.20	3.28	3.73	1.80
Ratios and supplemental data
Net assets, end of period (in millions)	$39	$71	$102	$128	$141
Ratios (as a percentage of average net assets):
Expenses before reductions	1.92 [4]	1.91	1.88	1.88	1.86
Expenses including reductions	1.74 [4]	1.81	1.88	1.87	1.84
Net investment income	3.77	3.99	3.29	3.60	4.45
Portfolio turnover (%)	81	120	71	66	35

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Includes reimbursement of legal fees of 0.01%. See Note 10 to the Financial statements.
42	JOHN HANCOCK Floating Rate Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$8.28	$8.43	$8.45	$8.48	$8.70
Net investment income[1]	0.38	0.41	0.36	0.39	0.45
Net realized and unrealized gain (loss) on investments	(0.36)	(0.15)	— [2]	0.01	(0.23)
Total from investment operations	0.02	0.26	0.36	0.40	0.22
Less distributions
From net investment income	(0.41)	(0.41)	(0.38)	(0.43)	(0.44)
From net realized gain	—	—	—	—	—
Total distributions	(0.41)	(0.41)	(0.38)	(0.43)	(0.44)
Net asset value, end of period	$7.89	$8.28	$8.43	$8.45	$8.48
Total return (%)[3]	0.34	3.19	4.31	4.78	2.82
Ratios and supplemental data
Net assets, end of period (in millions)	$49	$66	$152	$166	$158
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92 [4]	0.92	0.89	0.87	0.84
Expenses including reductions	0.76 [4]	0.83	0.88	0.85	0.83
Net investment income	4.72	4.94	4.29	4.57	5.45
Portfolio turnover (%)	81	120	71	66	35

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Includes reimbursement of legal fees of 0.01%. See Note 10 to the Financial statements.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	43

CLASS R6 SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$8.29	$8.43	$8.45	$8.48	$8.71
Net investment income[1]	0.39	0.42	0.37	0.40	0.45
Net realized and unrealized gain (loss) on investments	(0.37)	(0.14)	— [2]	0.01	(0.23)
Total from investment operations	0.02	0.28	0.37	0.41	0.22
Less distributions
From net investment income	(0.42)	(0.42)	(0.39)	(0.44)	(0.45)
From net realized gain	—	—	—	—	—
Total distributions	(0.42)	(0.42)	(0.39)	(0.44)	(0.45)
Net asset value, end of period	$7.89	$8.29	$8.43	$8.45	$8.48
Total return (%)[3]	0.33	3.44	4.41	4.88	2.82
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$3	$6	$— [4]	$— [4]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81 [5]	0.81	0.79	0.77	0.75
Expenses including reductions	0.65 [5]	0.71	0.78	0.76	0.72
Net investment income	4.88	5.06	4.45	4.66	5.38
Portfolio turnover (%)	81	120	71	66	35

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
[5]	Includes reimbursement of legal fees of 0.01%. See Note 10 to the Financial statements.
44	JOHN HANCOCK Floating Rate Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$8.28	$8.42	$8.44	$8.47	$8.70
Net investment income[1]	0.38	0.42	0.37	0.40	0.46
Net realized and unrealized gain (loss) on investments	(0.36)	(0.14)	(0.01)	—	(0.24)
Total from investment operations	0.02	0.28	0.36	0.40	0.22
Less distributions
From net investment income	(0.42)	(0.42)	(0.38)	(0.43)	(0.45)
From net realized gain	—	—	—	—	—
Total distributions	(0.42)	(0.42)	(0.38)	(0.43)	(0.45)
Net asset value, end of period	$7.88	$8.28	$8.42	$8.44	$8.47
Total return (%)[2]	0.29	3.39	4.37	4.84	2.76
Ratios and supplemental data
Net assets, end of period (in millions)	$16	$27	$30	$30	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85 [3]	0.84	0.83	0.81	0.78
Expenses including reductions	0.69 [3]	0.75	0.82	0.80	0.77
Net investment income	4.82	5.07	4.36	4.63	5.54
Portfolio turnover (%)	81	120	71	66	35

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes reimbursement of legal fees of 0.01%. See Note 10 to the Financial statements.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	45

CLASS NAV SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$8.29	$8.44	$8.45	$8.48	$8.71
Net investment income[1]	0.38	0.42	0.37	0.40	0.46
Net realized and unrealized gain (loss) on investments	(0.36)	(0.15)	0.01	0.01	(0.24)
Total from investment operations	0.02	0.27	0.38	0.41	0.22
Less distributions
From net investment income	(0.42)	(0.42)	(0.39)	(0.44)	(0.45)
From net realized gain	—	—	—	—	—
Total distributions	(0.42)	(0.42)	(0.39)	(0.44)	(0.45)
Net asset value, end of period	$7.89	$8.29	$8.44	$8.45	$8.48
Total return (%)[2]	0.34	3.32	4.55	4.89	2.82
Ratios and supplemental data
Net assets, end of period (in millions)	$583	$648	$865	$1,202	$1,518
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80 [3]	0.79	0.78	0.76	0.73
Expenses including reductions	0.65 [3]	0.71	0.77	0.75	0.72
Net investment income	4.80	5.08	4.41	4.71	5.55
Portfolio turnover (%)	81	120	71	66	35

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes reimbursement of legal fees of 0.01%. See Note 10 to the Financial statements.
46	JOHN HANCOCK Floating Rate Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Floating Rate Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
ANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	47

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2020, by major security category or type:
	Total value at 8-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Term loans	$702,372,687	—	$702,352,686	$20,001
Corporate bonds	70,447,066	—	70,447,066	—
Common stocks	238,262	$101,649	—	136,613
Short-term investments	27,947,298	27,947,298	—	—
Total investments in securities	$801,005,313	$28,048,947	$772,799,752	$156,614
Derivatives:
Liabilities
Forward foreign currency contracts	$(4,142,408)	—	$(4,142,408)	—
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, it could impair the fund's ability to meet redemptions. Because term loans may not be
48	JOHN HANCOCK Floating Rate Income Fund | ANNUAL REPORT

rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At August 31, 2020, the fund had $724,146 in unfunded loan commitments outstanding.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of August 31, 2020, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
ANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	49

Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $300 million ($150 million is dedicated to the fund), subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Line of credit fees on the Statement of operations. For the year ended August 31, 2020, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees of $28,210, for the year ended August 31, 2020, were $408,883.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the fund.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2020, the fund has a short-term capital loss carryforward of $40,133,048 and a long-term capital loss carryforward of $312,075,341 available to offset future net realized capital gains. These carryforwards do not expire.
Qualified late year ordinary losses of $1,574,130 are treated as occurring on September 1, 2020, the first day of the fund’s next taxable year.
As of August 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2020 and 2019 was as follows:
	August 31, 2020	August 31, 2019
Ordinary income	$39,441,355	$52,861,138
50	JOHN HANCOCK Floating Rate Income Fund | ANNUAL REPORT

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2020, there were no distributable earnings on a tax basis.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions and wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange
ANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	51

rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended August 31, 2020, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $65.7 million to $81.9 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2020 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	—	$(4,142,408)
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2020:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$2,869,233
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2020:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$(6,728,507)
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
52	JOHN HANCOCK Floating Rate Income Fund | ANNUAL REPORT

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.680% of the first $1.10 billion of the fund’s average daily net assets; (b) 0.630% of the next $1.90 billion of the fund’s average daily net assets; (c) 0.605% of the next $1.50 billion of the fund’s average daily net assets; (d) 0.590% of the next $1.50 billion of the fund’s average daily net assets and (e) 0.570% of the fund’s average daily net assets in excess of $6.00 billion. The Advisor has a subadvisory agreement with BCSF Advisors, LP (Bain Capital Credit). The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.66% of average net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding 12b-1 fees, service fee, transfer agent fee, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business, and all other Class Level Expenses. This agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class A, Class B, Class C, Class I, Class R6, Class 1 and Class NAV shares exceed 1.00%, 1.75%, 1.75%, 0.77%, 0.66%, 0.70% and 0.66%, respectively, of average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class B, Class C, Class I, Class R6, Class 1 and Class NAV shares” means all expenses of the fund plus class specific expenses, excluding interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business. This agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$174,147
Class B	5,729
Class C	97,571
Class I	88,994
Class	Expense reduction
Class R6	$3,287
Class 1	31,862
Class NAV	790,104
Total	$1,191,694

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2020, were equivalent to a net annual effective rate of 0.52% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
ANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	53

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2020, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class B	1.00%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $34,040 for the year ended August 31, 2020. Of this amount, $7,249 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $26,791 was paid as sales commissions to broker-dealers.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $250,000 or more and are redeemed within one year of purchase are subject to a 0.50% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2020, CDSCs received by the Distributor amounted to $7,505, $45 and $1,006 for Class A, Class B and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$238,068	$120,163
Class B	31,678	3,998
Class C	535,582	67,581
Class I	—	69,240
Class R6	—	277
54	JOHN HANCOCK Floating Rate Income Fund | ANNUAL REPORT

Class	Distribution and service fees	Transfer agent fees
Class 1	$10,201	—
Total	$815,529	$261,259
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2020 and 2019 were as follows:
	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,491,651	$27,784,410	8,433,786	$70,069,747
Distributions reinvested	559,074	4,433,509	612,616	5,082,431
Repurchased	(5,933,098)	(46,722,649)	(9,768,727)	(81,121,847)
Net decrease	(1,882,373)	$(14,504,730)	(722,325)	$(5,969,669)
Class B shares
Sold	978	$7,761	2,664	$22,682
Distributions reinvested	15,354	122,476	27,731	230,040
Repurchased	(329,442)	(2,611,589)	(539,292)	(4,482,071)
Net decrease	(313,110)	$(2,481,352)	(508,897)	$(4,229,349)
Class C shares
Sold	169,972	$1,384,517	645,446	$5,383,788
Distributions reinvested	263,617	2,104,192	374,998	3,122,400
Repurchased	(3,977,415)	(31,493,230)	(4,600,289)	(38,325,555)
Net decrease	(3,543,826)	$(28,004,521)	(3,579,845)	$(29,819,367)
Class I shares
Sold	3,104,591	$24,247,908	9,105,406	$75,891,988
Distributions reinvested	345,976	2,746,502	716,889	5,942,963
Repurchased	(5,174,641)	(40,552,509)	(19,883,942)	(164,853,257)
Net decrease	(1,724,074)	$(13,558,099)	(10,061,647)	$(83,018,306)
Class R6 shares
Sold	45,202	$359,918	291,528	$2,429,462
Distributions reinvested	13,895	110,598	32,220	267,134
Repurchased	(234,624)	(1,865,442)	(632,841)	(5,231,587)
Net decrease	(175,527)	$(1,394,926)	(309,093)	$(2,534,991)
ANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	55

	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	515,103	$3,991,150	811,739	$6,758,759
Distributions reinvested	136,543	1,084,098	178,724	1,480,774
Repurchased	(1,784,909)	(13,847,295)	(1,386,874)	(11,512,445)
Net decrease	(1,133,263)	$(8,772,047)	(396,411)	$(3,272,912)
Class NAV shares
Sold	12,819,970	$97,112,499	2,032,562	$16,864,516
Distributions reinvested	3,562,889	28,237,238	4,348,380	36,075,340
Repurchased	(20,688,357)	(169,882,149)	(30,732,931)	(254,249,838)
Net decrease	(4,305,498)	$(44,532,412)	(24,351,989)	$(201,309,982)
Total net decrease	(13,077,671)	$(113,248,087)	(39,930,207)	$(330,154,576)
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on August 31, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $614,479,561 and $696,336,495, respectively, for the year ended August 31, 2020.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2020, funds within the John Hancock group of funds complex held 74.8% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	28.1%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	15.5%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	13.7%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	12.6%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$2,576,293	$7,039,220	$(9,615,166)	$436	$(783)	$14,018	—	—

56	JOHN HANCOCK Floating Rate Income Fund | ANNUAL REPORT

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Other matters
In or around May 2015, certain John Hancock Funds, including Floating Rate Income Fund, were served with a complaint brought by the Motors Liquidation Avoidance Action Trust (the “Motors Trust”). The complaint sought disgorgement of certain amounts paid to the Term Loan Lenders as holders of indebtedness issued by General Motors pursuant to a $1.5 billion term loan, dated as of November 29, 2006 (as amended, the “Term Loan”). The litigation has now been settled resulting in no payments by the fund. As part of the settlement, the fund received payment of $107,429 representing reimbursement of approximately 73% of the legal fees incurred.
Note 11—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
Note 12—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
ANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	57

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Floating Rate Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Floating Rate Income Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2020
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
58	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2020.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2020 Form 1099-DIV in early 2021. This will reflect the tax character of all distributions paid in calendar year 2020.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	59

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Bain Capital Credit (the Subadvisor), for John Hancock Floating Rate Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the telephonic meeting held on May 26-27, 2020

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the

____________________
1On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the "Order") pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board's May and June meetings were held telephonically in reliance on the Order.

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fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and
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objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group median for the one-year period ended December 31, 2019. The Board also noted that the fund underperformed its benchmark index and peer group median for the three-, five- and ten-year periods ended December 31, 2019.The Board took into account management's discussion of the fund's performance, including favorable performance relative to the benchmark index and peer group median for the one-year period. The Board also took into account management's discussion of the factors that contributed to the fund's performance for the benchmark index and peer group median for the three, five-, and ten-year periods including the impact of past and current market conditions on the fund's strategy and management's outlook for the fund. The Board also noted that the fund's longer term performance in part reflects that of the previous subadvisor. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

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Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are lower than the peer group median and net total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also noted recent actions taken to reduce the fund's fees and expenses and that the fund's lower fees and expenses were not fully reflected in the comparative information provided by the independent third-party. The Board also took into account management's discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax
ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       63

benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
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(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       65

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the subadvisory fees for the fund are lower than the peer group median. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group median and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       66

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including Floating Rate Income Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Funds' subadvisor, Bain Capital Credit, LP, (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•	Operation of the Fund's Redemption-In-Kind Procedures;
•	Highly Liquid Investment Minimum (HLIM) determination;
•	Compliance with the 15% limit on illiquid investments;
•	Reasonably Anticipated Trade Size (RATS) determination;
•	Security-level liquidity classifications; and
•	Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       67

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and Primarily Highly Liquid Fund (PHLF) determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       68

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       69

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	195
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2005	195
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	195
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	195
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2012	195
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2008	195
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       70

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2012	195
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Massachusetts Women's Forum (since 2018); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2005	195
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2012	195
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Frances G. Rathke,2,* Born: 1960	2020	195
Trustee
Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001-2003); Chief Financial Officer and Secretary, Ben & Jerry's Homemade, Inc. (1989-2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982-1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       71

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	195
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	195
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	195
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       72

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2018-2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019-2020); Assistant Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2016-2018); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016-2019); Vice President, State Street Global Advisors (2015-2016).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Appointed as Independent Trustee effective as of September 15, 2020.

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       73

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo

Officers

Andrew G. Arnott
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Trevor Swanberg[2]
Chief Compliance Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

BCSF Advisors, LP ("Bain Capital Credit")

Portfolio Managers

Andrew Carlino
Kim Harris
Nate Whittier

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLC

* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       74

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1324489	328A 8/20 10/20

John Hancock

Multi-Asset High Income Fund

(formerly Income Allocation Fund)

Annual report 8/31/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R Suite) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Despite the heightened fears over the coronavirus (COVID-19), which sent markets tumbling during the latter half of February and early March, global financial markets delivered positive returns for the 12-month period ended August 31, 2020. In response to the first-quarter sell-off, the U.S. Federal Reserve acted quickly, lowering interest rates to near zero and reinstating quantitative easing, as well as announcing its plans to shore up short-term debt. Many other nations followed suit and credit spreads rebounded off their highs as liquidity concerns eased.

Of course, it would be a mistake to consider the market's turnaround a trustworthy signal of assured or swift economic recovery. While there has been economic growth in much of the developed world, the pace has slowed in many areas as spending remains far below prepandemic levels.

From an investment perspective, we continue to think that maintaining a focus on long-term objectives while pursuing a risk-aware strategy is a prudent way forward. Above all, we believe the counsel of a trusted financial professional continues to matter now more than ever. Periods of heightened uncertainty are precisely the time to review your financial goals and follow a plan that helps you make the most of what continues to be a challenging situation.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multi-Asset High Income Fund

2	Your fund at a glance
5	Manager's discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund's investments
33	Financial statements
36	Financial highlights
41	Notes to financial statements
54	Report of independent registered public accounting firm
55	Tax information
56	Continuation of investment advisory and subadvisory agreements
63	Statement regarding liquidity risk management
66	Trustees and Officers
70	More information

ANNUAL REPORT   |   JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide a high level of current income with consideration for capital appreciation and preservation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/2020 (%)

The Blended Index comprises 20% MSCI USA High Dividend Yield Index, 10% MSCI World ex-USA High Dividend Yield Index, 25% Bloomberg Barclays US Aggregate Credit - Corporate Investment Grade Index and 45% Bloomberg Barclays Global High Yield (USD Hedged) Index.

It is not possible to invest in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Financial assets experienced elevated volatility

After performing well through mid-February, higher-risk asset categories sold off sharply in response to the economic slowdown caused by the coronavirus before regaining the lost ground from April onward.

The fund's strategy changed

The fund's name changed from John Hancock Income Allocation Fund to John Hancock Multi-Asset High Income Fund on April 17, 2020, and it adopted a new investment approach in early June.

The fund underperformed its primary blended benchmark

The bulk of the shortfall occurred prior to the strategy shift, primarily as a result of a value tilt in equities and positions in credit-sensitive investments within the fixed-income portfolio.

COUNTRY COMPOSITION AS OF 8/31/2020 (%)

United States	64.1
Luxembourg	2.9
Japan	2.8
United Kingdom	2.3
Mexico	2.3
Netherlands	2.2
China	1.6
Ireland	1.6
Canada	1.6
Hong Kong	1.4
Other countries	17.2
TOTAL	100.0
As a percentage of net assets.

ANNUAL REPORT   |   JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND       3

PORTFOLIO COMPOSITION AS OF 8/31/2020 (%)

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND       4

Manager's discussion of fund performance

On April 17, 2020, John Hancock Income Allocation Fund was renamed John Hancock Multi-Asset High Income Fund.

Can you describe investment conditions during the 12 months ended August 31, 2020?

The markets generally performed well from the beginning of the period through mid-February. During this time, stocks and the credit-sensitive segments of the bond market—investment-grade corporates, high-yield bonds, and emerging-markets debt—benefited from the combination of positive economic growth, accommodative central bank policies, and signs that the United States and China would resolve their trade dispute. This favorable environment changed abruptly mid-way through the first quarter of 2020, when the spread of COVID-19 prompted governments to shut down large portions of their economies in an effort to contain the virus. The sudden shift toward an outlook characterized by slower growth and weaker corporate earnings led to a rapid downturn in stocks and higher-risk segments of the bond market, together with an impressive rally in U.S. Treasuries. The backdrop shifted yet again in late March, when world governments and central banks responded to the crisis with an unprecedented level of fiscal and monetary stimulus. These actions, in conjunction with the gradual re-opening of the various world economies through the summer, led to a rebound in stocks and credit-sensitive fixed-income investments.

How would you describe the change to the fund's approach?

The Income Allocation Fund was a fund of funds that held equity and fixed-income

TOP 5 EQUITY HOLDINGS AS OF 8/31/20 (%)		TOP 5 BOND ISSUERS AS OF 8/31/20 (%)
NiSource, Inc.	0.6	Petroleos Mexicanos	0.9
United Parcel Service, Inc., Class B	0.6	DaVita, Inc.	0.7
QUALCOMM, Inc.	0.5	CCO Holdings LLC	0.7
CH Robinson Worldwide, Inc.	0.4	Huntington Bancshares, Inc.	0.7
The Progressive Corp.	0.4	Rede D'or Finance Sarl	0.7
TOTAL	2.5	TOTAL	3.7
As a percentage of net assets.		As a percentage of net assets.
Cash and cash equivalents are not included.		Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND       5

funds with target weightings of 30% and 70%, respectively. In response to the low-yield environment, the fund changed to an approach designed to provide higher income. We initiated the new strategy on June 4, 2020. As of period end, the fund had three segments. First, it had an allocation to equities through a passively managed, quantitative approach designed to identify higher-quality, higher-yielding stocks globally. Second, it used options with the intention of increasing income and limiting the volatility of the fund's yield. Third, the fund had a multisector fixed-income segment that was invested in the global credit sectors and had significant allocations to emerging-market debt and high-yield bonds.

What factors drove performance in the period?

Prior to the strategy change, the fund underperformed its blended benchmark. Most of the shortfall occurred in the first calendar quarter, when the fund lagged in the broader sell-off in the financial markets. Overall, a value tilt and small positions in master limited partnerships and real estate investment trusts detracted from results on the equity side. Within fixed income, positions in term loans and emerging-market debt weighed on returns. Following the change, the fund outperformed its blended benchmark. During this time, its positioning in equities, options, and fixed income all contributed positively.

MANAGED BY

John F. Addeo, CFA, Manulife IM (US)
Geoffrey Kelley, CFA, Manulife IM (US)
Caryn E. Rothman, CFA, Manulife IM (US)
Nathan W. Thooft, CFA, Manulife IM (US)
Christopher Walsh, CFA, Manulife IM (US)

The views expressed in this report are exclusively those of Nathan W. Thooft, CFA, Manulife Investment Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND       6

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	Since inception[2]	5-year	Since inception[2]	as of 8-31-20	as of 8-31-20
Class A	-2.67	3.16	2.36	16.83	14.50	3.24	2.80
Class C	0.24	3.40	2.44	18.18	14.98	2.63	2.18
Class I3	2.28	4.44	3.50	24.27	22.08	3.63	3.17
Class R6[3]	2.46	4.56	3.62	24.98	22.88	3.73	3.27
Class NAV[3,4]	1.45	3.44	2.47	18.43	15.22	3.75	3.29
Index 1†	6.47	4.33	3.95	23.60	25.20	—	—
Index 2†	16.79	10.42	8.42	64.15	59.79	—	—
Index 3†	4.46	6.83	5.40	39.12	35.63	—	—
Index 4†	10.03	6.37	5.51	36.18	36.48	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.50% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the increase in the maximum sales charge from 4% to 4.5%, effective 6-4-20. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the fund invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	4.65	5.40	4.40	4.29	4.28
Net (%)	0.89	1.64	0.64	0.53	0.52

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Bloomberg Barclays U.S. Aggregate Bond Index; Index 2 is the MSCI World Index; Index 3 is 20% MSCI USA High Dividend Yield Index, 10% MSCI World ex-USA High Dividend Yield Index, 25% Bloomberg Barclays US Aggregate Credit - Corporate Investment Grade Index and 45% Bloomberg Barclays Global High Yield (USD Hedged) Index; Index 4 is 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% MSCI World Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND       7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Multi-Asset High Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)	Index 4 ($)
Class C5	11-14-14	11,498	11,498	12,520	15,979	13,563	13,648
Class I3	11-14-14	12,208	12,208	12,520	15,979	13,563	13,648
Class R6[3]	11-14-14	12,288	12,288	12,520	15,979	13,563	13,648
Class NAV[3,4]	11-14-14	11,522	11,522	12,520	15,979	13,563	13,648

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issue.

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The Primary Blended Index comprises 20% MSCI USA High Dividend Yield Index, 10% MSCI World ex-USA High Dividend Yield Index, 25% Bloomberg Barclays US Aggregate Credit - Corporate Investment Grade Index and 45% Bloomberg Barclays Global High Yield (USD Hedged) Index

The Secondary Blended Index comprises 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% MSCI World Index.

Prior to June 4, 2020, the fund's custom blended benchmark was the Secondary Blended Index. Effective June 4, 2020, the fund's custom blended benchmark was the Primary Blended Index. The Primary Blended Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 11-14-14.
3	For certain types of investors, as described in the fund's prospectus.
4	Class NAV shares were first offered on 6-4-20. Returns prior to this date are those of Class A shares (first offered on 11-14-14) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
5	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND       8

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2020, with the same investment held until August 31, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2020, with the same investment held until August 31, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2020	Ending value on 8-31-2020	Expenses paid during period ended 8-31-2020[1]	Annualized expense ratio[2]
Class A	Actual expenses/actual returns	$1,000.00	$1,014.10	$4.15	0.82%
	Hypothetical example	1,000.00	1,021.00	4.17	0.82%
Class C	Actual expenses/actual returns	1,000.00	1,010.00	7.78	1.54%
	Hypothetical example	1,000.00	1,017.40	7.81	1.54%
Class I	Actual expenses/actual returns	1,000.00	1,015.70	2.79	0.55%
	Hypothetical example	1,000.00	1,022.40	2.80	0.55%
Class R6	Actual expenses/actual returns	1,000.00	1,017.10	2.18	0.43%
	Hypothetical example	1,000.00	1,023.00	2.19	0.43%
Class NAV	Actual expenses/actual returns[3]	1,000.00	1,012.20	1.20	0.49%
	Hypothetical example	1,000.00	1,022.70	2.49	0.49%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
[2]	Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[3]	The inception date for Class NAV shares is 6-4-2020. Actual Expenses are equal to the class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 88/366 (to reflect the period).
10	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT

Fund’s investments
AS OF 8-31-20
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 0.5%					$760,900
(Cost $761,985)
U.S. Government Agency 0.5%					760,900
Federal National Mortgage Association	2.500	04-13-21		750,000	760,900

Foreign government obligations 1.4%					$2,033,263
(Cost $1,920,995)
Chile 0.3%					363,975
Republic of Chile Bond	2.450	01-31-31		345,000	363,975
Costa Rica 0.4%					648,200
Republic of Costa Rica Bond (A)	6.125	02-19-31		700,000	648,200
Egypt 0.3%					416,008
Arab Republic of Egypt Bond (A)	8.875	05-29-50		400,000	416,008
Israel 0.2%					275,325
State of Israel Bond	3.375	01-15-50		250,000	275,325
Saudi Arabia 0.2%					329,755
Kingdom of Saudi Arabia Bond (A)	4.500	04-22-60		265,000	329,755

Corporate bonds 60.9%					$90,306,783
(Cost $87,719,472)
Communication services 10.1%					14,963,247
Diversified telecommunication services 3.0%
C&W Senior Financing DAC (A)	6.875	09-15-27		440,000	460,790
Cable Onda SA (A)	4.500	01-30-30		900,000	964,800
Cellnex Telecom SA	1.875	06-26-29	EUR	400,000	483,945
Kenbourne Invest SA (A)	6.875	11-26-24		450,000	468,000
Liquid Telecommunications Financing PLC (A)	8.500	07-13-22		285,000	290,101
Network i2i, Ltd. (5.650% to 1-15-25, then 5 Year CMT + 4.274%) (B)	5.650	01-15-25		200,000	201,100
PPF Telecom Group BV	3.125	03-27-26	EUR	325,000	390,094
Sable International Finance, Ltd. (A)	5.750	09-07-27		425,000	447,780
Telecom Italia Capital SA	6.000	09-30-34		400,000	486,000
Zayo Group Holdings, Inc. (A)	4.000	03-01-27		220,000	217,525
Entertainment 1.0%
Lions Gate Capital Holdings LLC (A)	6.375	02-01-24		515,000	526,588
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Entertainment (continued)
Netflix, Inc. (A)	4.875	06-15-30	800,000	$927,000
Interactive media and services 0.4%
ANGI Group LLC (A)	3.875	08-15-28	110,000	111,428
Match Group Holdings II LLC (A)	4.125	08-01-30	270,000	282,825
TripAdvisor, Inc. (A)	7.000	07-15-25	120,000	126,600
Media 3.7%
Altice France Holding SA (A)	6.000	02-15-28	550,000	550,000
CCO Holdings LLC (A)	4.500	08-15-30	300,000	318,375
CCO Holdings LLC (A)	4.500	05-01-32	650,000	688,929
Comcast Corp.	3.999	11-01-49	600,000	724,551
CSC Holdings LLC (A)	4.625	12-01-30	670,000	685,216
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	500,000	492,505
iHeartCommunications, Inc. (A)	4.750	01-15-28	220,000	210,672
iHeartCommunications, Inc.	8.375	05-01-27	250,000	251,250
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	420,000	450,450
MDC Partners, Inc. (A)	6.500	05-01-24	325,000	310,375
Virgin Media Finance PLC (A)	5.000	07-15-30	400,000	411,880
VTR Comunicaciones SpA (A)	5.125	01-15-28	230,000	240,350
WMG Acquisition Corp. (A)	3.000	02-15-31	225,000	223,875
Wireless telecommunication services 2.0%
Millicom International Cellular SA (A)	6.250	03-25-29	415,000	459,766
Oztel Holdings SPC, Ltd. (A)	5.625	10-24-23	320,000	323,498
SoftBank Group Corp.	5.125	09-19-27	265,000	278,115
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)	6.875	07-19-27	500,000	494,316
Telefonica Celular del Paraguay SA (A)	5.875	04-15-27	500,000	528,750
T-Mobile USA, Inc. (A)	4.375	04-15-40	400,000	481,064
Turkcell Iletisim Hizmetleri AS (A)	5.750	10-15-25	450,000	454,734
Consumer discretionary 8.4%				12,421,469
Automobiles 0.7%
Ford Motor Credit Company LLC	4.063	11-01-24	465,000	471,612
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)	6.500	09-30-28	500,000	505,751
Diversified consumer services 0.8%
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26	325,000	313,625
Sotheby's (A)	7.375	10-15-27	500,000	510,000
Stena International SA (A)	6.125	02-01-25	400,000	380,000
12	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 4.6%
Colt Merger Sub, Inc. (A)	5.750	07-01-25		110,000	$115,225
Connect Finco SARL (A)	6.750	10-01-26		700,000	722,750
ESH Hospitality, Inc. (A)	5.250	05-01-25		485,000	492,275
Hilton Domestic Operating Company, Inc. (A)	5.750	05-01-28		425,000	449,438
International Game Technology PLC (A)	5.250	01-15-29		110,000	112,750
International Game Technology PLC (A)	6.500	02-15-25		400,000	435,000
Marriott International, Inc.	5.750	05-01-25		425,000	477,129
MGM Resorts International	6.750	05-01-25		425,000	454,750
New Red Finance, Inc. (A)	4.375	01-15-28		450,000	462,375
Resorts World Las Vegas LLC (A)	4.625	04-16-29		500,000	472,220
Sazka Group AS (A)	3.875	02-15-27	EUR	450,000	469,446
Studio City Finance, Ltd. (A)	6.500	01-15-28		200,000	209,100
Twin River Worldwide Holdings, Inc. (A)	6.750	06-01-27		470,000	465,300
Wyndham Destinations, Inc.	6.350	10-01-25		550,000	577,500
Wyndham Destinations, Inc. (A)	6.625	07-31-26		280,000	296,100
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28		75,000	75,578
Yum! Brands, Inc. (A)	4.750	01-15-30		420,000	463,050
Household durables 0.3%
Turkiye Sise ve Cam Fabrikalari AS (A)	6.950	03-14-26		435,000	445,353
Internet and direct marketing retail 0.9%
Expedia Group, Inc. (A)	6.250	05-01-25		400,000	439,396
Prosus NV (A)	2.031	08-03-32	EUR	170,000	204,192
Prosus NV (A)	3.680	01-21-30		620,000	673,865
Multiline retail 0.3%
Nordstrom, Inc. (A)	8.750	05-15-25		450,000	496,600
Specialty retail 0.4%
Abercrombie & Fitch Management Company (A)	8.750	07-15-25		100,000	102,500
AutoNation, Inc.	4.750	06-01-30		425,000	497,889
Textiles, apparel and luxury goods 0.4%
Hanesbrands, Inc. (A)	5.375	05-15-25		430,000	458,595
SD International Sukuk, Ltd.	6.300	05-09-22		200,000	172,105
Consumer staples 2.7%					4,010,860
Food and staples retailing 0.4%
Walmart, Inc.	3.700	06-26-28		520,000	616,339
Food products 1.9%
JBS Investments II GmbH (A)	5.750	01-15-28		500,000	528,755
Kraft Heinz Foods Company (A)	4.250	03-01-31		330,000	364,612
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products (continued)
Kraft Heinz Foods Company	4.625	01-30-29		300,000	$339,624
NBM US Holdings, Inc. (A)	7.000	05-14-26		700,000	745,843
Post Holdings, Inc. (A)	5.750	03-01-27		300,000	316,875
Simmons Foods, Inc. (A)	5.750	11-01-24		300,000	307,410
TBLA International Pte, Ltd.	7.000	01-24-23		200,000	187,118
Household products 0.2%
Edgewell Personal Care Company (A)	5.500	06-01-28		300,000	320,253
Personal products 0.2%
Walnut Bidco PLC (A)	9.125	08-01-24		275,000	284,031
Energy 5.7%					8,475,807
Energy equipment and services 0.6%
Honghua Group, Ltd.	6.375	08-01-22		200,000	198,525
Inkia Energy, Ltd. (A)	5.875	11-09-27		500,000	529,125
USA Compression Partners LP	6.875	09-01-27		225,000	232,875
Oil, gas and consumable fuels 5.1%
Aker BP ASA (A)	3.750	01-15-30		380,000	377,929
Bayan Resources Tbk PT	6.125	01-24-23		200,000	194,773
Cheniere Energy Partners LP	4.500	10-01-29		445,000	462,609
Energy Transfer Operating LP	4.200	04-15-27		300,000	313,394
Energy Transfer Operating LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30		630,000	549,927
Greenko Solar Mauritius, Ltd.	5.950	07-29-26		200,000	207,968
HPCL-Mittal Energy, Ltd.	5.450	10-22-26		200,000	202,335
Indika Energy Capital III Pte, Ltd.	5.875	11-09-24		200,000	188,556
Leviathan Bond, Ltd. (A)	6.750	06-30-30		410,000	426,482
Medco Bell Pte, Ltd.	6.375	01-30-27		200,000	188,000
MEG Energy Corp. (A)	7.125	02-01-27		255,000	243,976
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23		525,000	467,250
Occidental Petroleum Corp.	6.375	09-01-28		135,000	136,536
Occidental Petroleum Corp.	6.625	09-01-30		135,000	138,713
Parkland Corp. (A)	5.875	07-15-27		350,000	373,625
Petrobras Global Finance BV (A)	5.093	01-15-30		450,000	468,450
Petrobras Global Finance BV	6.750	06-03-50		430,000	479,386
Petroleos Mexicanos	6.625	06-15-35		1,035,000	913,367
Petroleos Mexicanos	7.470	11-12-26	MXN	12,562,500	449,589
The Oil and Gas Holding Company BSCC (A)	7.500	10-25-27		450,000	494,952
Transportadora de Gas del Sur SA (A)	6.750	05-02-25		275,000	237,465
14	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 8.8%				$13,106,824
Banks 5.5%
Banco BTG Pactual SA (A)	5.750	09-28-22	215,000	223,600
Banco do Brasil SA (A)	4.875	04-19-23	340,000	364,228
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)	6.100	03-17-25	850,000	953,743
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (B)	5.650	10-06-25	800,000	858,000
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)	8.125	12-23-25	385,000	456,322
Freedom Mortgage Corp. (A)	8.250	04-15-25	325,000	333,938
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (B)	5.625	07-15-30	900,000	1,005,750
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	440,000	468,160
Itau Unibanco Holding SA (A)	3.250	01-24-25	450,000	461,138
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)	6.750	02-01-24	820,000	916,350
Kasikornbank PCL (3.343% to 10-2-26, then 5 Year CMT + 1.700%)	3.343	10-02-31	200,000	199,923
Nanyang Commercial Bank, Ltd. (5.000% to 6-2-22, then 5 Year CMT + 3.205%) (B)	5.000	06-02-22	200,000	200,508
Natwest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (B)	8.625	08-15-21	400,000	420,468
Regions Financial Corp. (5.750% to 6-15-25, then 5 Year CMT + 5.430%) (B)	5.750	06-15-25	885,000	960,225
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(B)	7.375	09-13-21	350,000	362,548
Capital markets 1.0%
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(B)	7.500	07-17-23	500,000	539,300
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (B)	5.375	06-01-25	845,000	927,388
Consumer finance 0.2%
OneMain Finance Corp.	8.875	06-01-25	200,000	225,500
Diversified financial services 0.9%
Allied Universal Holdco LLC (A)	6.625	07-15-26	330,000	353,925
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	15

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services (continued)
GE Capital International Funding Company	4.418	11-15-35	300,000	$309,744
Gogo Intermediate Holdings LLC (A)	9.875	05-01-24	285,000	296,400
Operadora de Servicios Mega SA de CV (A)	8.250	02-11-25	500,000	440,000
Insurance 1.2%
Athene Holding, Ltd.	6.150	04-03-30	320,000	386,770
Brighthouse Financial, Inc.	5.625	05-15-30	420,000	488,371
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (B)	6.000	06-01-25	890,000	954,525
Health care 5.6%				8,216,068
Health care providers and services 4.1%
AmerisourceBergen Corp.	2.800	05-15-30	870,000	938,855
Centene Corp.	3.375	02-15-30	515,000	535,600
CVS Health Corp.	3.250	08-15-29	400,000	443,684
DaVita, Inc. (A)	3.750	02-15-31	440,000	434,289
DaVita, Inc. (A)	4.625	06-01-30	600,000	630,750
Encompass Health Corp.	4.750	02-01-30	440,000	459,056
HCA, Inc.	3.500	09-01-30	400,000	419,491
MEDNAX, Inc. (A)	6.250	01-15-27	500,000	530,000
Rede D'or Finance Sarl (A)	4.500	01-22-30	1,000,000	980,000
Select Medical Corp. (A)	6.250	08-15-26	330,000	354,509
US Renal Care, Inc. (A)	10.625	07-15-27	250,000	270,000
Health care technology 0.2%
Change Healthcare Holdings LLC (A)	5.750	03-01-25	260,000	265,200
Pharmaceuticals 1.3%
Bausch Health Americas, Inc. (A)	9.250	04-01-26	500,000	554,365
Bausch Health Companies, Inc. (A)	5.750	08-15-27	325,000	349,063
Takeda Pharmaceutical Company, Ltd.	3.375	07-09-60	575,000	593,887
Upjohn, Inc. (A)	4.000	06-22-50	420,000	457,319
Industrials 6.6%				9,843,120
Aerospace and defense 0.8%
The Boeing Company	5.705	05-01-40	675,000	782,616
TransDigm, Inc. (A)	6.250	03-15-26	325,000	342,943
Air freight and logistics 0.6%
Rumo Luxembourg Sarl (A)	5.250	01-10-28	250,000	263,490
United Parcel Service, Inc.	4.450	04-01-30	250,000	314,303
XPO Logistics, Inc. (A)	6.250	05-01-25	270,000	288,225
Building products 0.4%
Builders FirstSource, Inc. (A)	5.000	03-01-30	500,000	533,750
16	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Commercial services and supplies 1.3%
APX Group, Inc.	7.625	09-01-23		500,000	$511,250
Cimpress PLC (A)	7.000	06-15-26		500,000	497,500
Garda World Security Corp. (A)	9.500	11-01-27		250,000	271,250
Prime Security Services Borrower LLC (A)	3.375	08-31-27		215,000	214,228
The Brink's Company (A)	5.500	07-15-25		100,000	105,500
Vertical Holdco GmbH (A)	6.625	07-15-28	EUR	130,000	161,931
Williams Scotsman International, Inc. (A)	4.625	08-15-28		105,000	106,116
Construction and engineering 0.9%
Ellaktor Value PLC (A)	6.375	12-15-24	EUR	550,000	501,288
IHS Netherlands Holdco BV (A)	8.000	09-18-27		400,000	420,000
MasTec, Inc. (A)	4.500	08-15-28		180,000	183,600
Picasso Finance Sub, Inc. (A)	6.125	06-15-25		260,000	278,200
Machinery 0.1%
HTA Group, Ltd. (A)	7.000	12-18-25		205,000	218,489
Professional services 0.4%
CoStar Group, Inc. (A)	2.800	07-15-30		295,000	310,136
IHS Markit, Ltd. (A)	4.000	03-01-26		250,000	281,940
Road and rail 0.6%
Uber Technologies, Inc. (A)	8.000	11-01-26		850,000	900,652
Trading companies and distributors 1.4%
AerCap Ireland Capital DAC	4.875	01-16-24		350,000	360,818
Air Lease Corp.	2.875	01-15-26		410,000	407,370
Ashtead Capital, Inc. (A)	4.250	11-01-29		450,000	474,210
Ashtead Capital, Inc. (A)	4.375	08-15-27		435,000	452,400
GATX Corp.	4.000	06-30-30		400,000	456,660
Transportation infrastructure 0.1%
Adani Ports & Special Economic Zone, Ltd.	4.375	07-03-29		200,000	204,255
Information technology 2.9%					4,333,907
Communications equipment 0.0%
Motorola Solutions, Inc.	2.300	11-15-30		80,000	79,750
IT services 0.8%
21Vianet Group, Inc.	7.875	10-15-21		200,000	204,005
Gartner, Inc. (A)	4.500	07-01-28		115,000	120,175
HT Global IT Solutions Holdings, Ltd.	7.000	07-14-21		200,000	202,500
Sixsigma Networks Mexico SA de CV (A)	7.500	05-02-25		700,000	649,250
Semiconductors and semiconductor equipment 0.5%
Broadcom, Inc.	4.750	04-15-29		400,000	467,905
Micron Technology, Inc.	5.327	02-06-29		225,000	268,644
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	17

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software 0.6%
BY Crown Parent LLC (A)	4.250	01-31-26		120,000	$122,538
Microsoft Corp.	3.300	02-06-27		700,000	800,809
Technology hardware, storage and peripherals 1.0%
Apple, Inc.	3.000	11-13-27		700,000	793,580
CDW LLC	3.250	02-15-29		135,000	137,886
Seagate HDD Cayman (A)	4.125	01-15-31		450,000	486,865
Materials 4.0%					5,943,950
Chemicals 1.3%
Chandra Asri Petrochemical Tbk PT	4.950	11-08-24		200,000	193,259
Cydsa SAB de CV (A)	6.250	10-04-27		450,000	468,567
ICL Group, Ltd. (A)	6.375	05-31-38		400,000	498,516
The Scotts Miracle-Gro Company	4.500	10-15-29		450,000	481,473
UPL Corp, Ltd. (5.250% to 2-27-25, then 5 Year CMT + 3.865%) (B)	5.250	02-27-25		200,000	193,100
Construction materials 0.7%
Cemex SAB de CV (A)	7.375	06-05-27		435,000	471,431
Standard Industries, Inc. (A)	5.000	02-15-27		210,000	219,280
Wienerberger AG	2.750	06-04-25	EUR	300,000	367,545
Containers and packaging 0.3%
Ardagh Packaging Finance PLC (A)	5.250	08-15-27		340,000	353,729
Graham Packaging Company, Inc. (A)	7.125	08-15-28		120,000	126,050
Metals and mining 1.7%
Anglo American Capital PLC (A)	4.000	09-11-27		430,000	473,607
China Hongqiao Group, Ltd.	7.125	07-22-22		200,000	192,500
First Quantum Minerals, Ltd. (A)	7.500	04-01-25		450,000	459,014
Freeport-McMoRan, Inc.	4.250	03-01-30		220,000	231,136
Gold Fields Orogen Holdings BVI, Ltd. (A)	6.125	05-15-29		475,000	567,863
JSW Steel, Ltd.	5.950	04-18-24		200,000	206,021
Novelis Corp. (A)	4.750	01-30-30		435,000	440,859
Real estate 2.8%					4,074,793
Equity real estate investment trusts 1.3%
GLP Capital LP	4.000	01-15-30		500,000	518,800
GLP Capital LP	5.250	06-01-25		270,000	292,054
SBA Communications Corp. (A)	3.875	02-15-27		250,000	259,488
VICI Properties LP (A)	4.125	08-15-30		265,000	265,583
VICI Properties LP (A)	4.625	12-01-29		465,000	483,600
Real estate management and development 1.5%
Central China Real Estate, Ltd.	7.250	07-16-24		200,000	198,758
China SCE Group Holdings, Ltd.	7.375	04-09-24		200,000	204,521
Greenland Global Investment, Ltd.	6.750	03-03-24		400,000	403,096
18	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Real estate management and development (continued)
Hopson Development Holdings, Ltd.	7.500	06-27-22	200,000	$203,002
KWG Group Holdings, Ltd.	7.875	09-01-23	200,000	210,254
Redsun Properties Group, Ltd.	9.700	04-16-23	200,000	205,039
Sunac China Holdings, Ltd.	7.500	02-01-24	200,000	205,764
Yanlord Land HK Company, Ltd.	6.750	04-23-23	200,000	207,041
Yuzhou Group Holdings Company, Ltd.	8.375	10-30-24	200,000	210,008
Zhenro Properties Group, Ltd.	8.650	01-21-23	200,000	207,785
Utilities 3.3%				4,916,738
Electric utilities 1.4%
Engie Energia Chile SA (A)	3.400	01-28-30	440,000	477,400
Israel Electric Corp., Ltd. (A)	4.250	08-14-28	325,000	368,120
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (B)	6.250	02-01-22	450,000	446,835
Vistra Operations Company LLC (A)	4.300	07-15-29	425,000	461,784
Vistra Operations Company LLC (A)	5.625	02-15-27	330,000	348,975
Gas utilities 0.5%
AmeriGas Partners LP	5.750	05-20-27	400,000	450,560
Promigas SA ESP (A)	3.750	10-16-29	350,000	344,754
Independent power and renewable electricity producers 0.8%
Calpine Corp. (A)	4.625	02-01-29	280,000	286,278
Colbun SA (A)	3.150	03-06-30	450,000	487,688
Concord New Energy Group, Ltd.	7.900	01-23-21	200,000	197,449
ReNew Power Pvt, Ltd.	6.450	09-27-22	200,000	204,960
Multi-utilities 0.6%
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24	310,000	361,189

Sempra Energy (4.875% to 10-15-25, then 5 Year CMT + 4.550%) (B)	4.875	10-15-25	460,000	480,746
Capital preferred securities 0.6%				$914,778
(Cost $913,413)
Financials 0.6%				914,778
Banks 0.6%

Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (B)(C)	5.570	10-02-20	910,000	914,778
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	19

	Rate (%)	Maturity date	Par value^	Value

Term loans (D) 0.9%				$1,337,122
(Cost $1,332,208)
Communication services 0.3%				448,011
Interactive media and services 0.3%
Ancestry.com Operations, Inc., Non-Extended Term Loan B (1 month LIBOR + 3.750%)	4.750	10-19-23	448,850	448,011
Financials 0.3%				494,101
Diversified financial services 0.3%
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.250%)	3.411	10-01-25	498,734	494,101
Health care 0.3%				395,010
Health care providers and services 0.3%

Gentiva Health Services, Inc. 2020 Term Loan (1 month LIBOR + 3.250%)	3.438	07-02-25	399,000	395,010
Collateralized mortgage obligations 0.3%				$466,946
(Cost $455,784)
Commercial and residential 0.3%				466,946
BX Commercial Mortgage Trust Series 2019-XL, CLass F (1 month LIBOR + 2.000%) (A)(C)	2.162	10-15-36	474,649	466,946

Asset backed securities 0.7%				$1,066,564
(Cost $1,055,522)
Asset backed securities 0.7%				1,066,564
Arbys Funding LLC Series 2020-1A, Class A2 (A)	3.237	07-30-50	70,000	71,821
Driven Brands Funding LLC Series 2019-1A, Class A2 (A)	4.641	04-20-49	536,825	574,698
Five Guys Funding LLC Series 2017-1A, Class A2 (A)	4.600	07-25-47	74,438	74,921
Jack in the Box Funding LLC Series 2019-1A, Class A23 (A)	4.970	08-25-49	124,063	131,480
Sonic Capital LLC Series 2020-1A, Class A2II (A)	4.336	01-20-50	200,990	213,644

	Shares	Value
Common stocks 26.1%		$38,653,964
(Cost $37,667,960)
Communication services 1.5%		2,276,913
Diversified telecommunication services 1.1%
BCE, Inc.	5,311	228,263
HKT Trust & HKT, Ltd.	144,000	205,766
20	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Communication services (continued)
Diversified telecommunication services (continued)
Koninklijke KPN NV	82,114	$215,483
Singapore Telecommunications, Ltd.	116,600	196,821
Telenor ASA	14,341	233,396
Verizon Communications, Inc.	9,198	545,165
Media 0.4%
Eutelsat Communications SA	22,765	228,249
Shaw Communications, Inc., Class B	13,257	247,892
Singapore Press Holdings, Ltd.	219,700	175,878
Consumer discretionary 0.5%		707,471
Automobiles 0.3%
Nissan Motor Company, Ltd.	59,100	238,184
Subaru Corp.	10,300	214,040
Multiline retail 0.2%
Wesfarmers, Ltd.	7,305	255,247
Consumer staples 4.2%		6,209,079
Beverages 0.7%
PepsiCo, Inc.	3,801	532,368
The Coca-Cola Company	11,230	556,222
Food and staples retailing 0.5%
Walgreens Boots Alliance, Inc.	11,975	455,290
Wm Morrison Supermarkets PLC	91,200	233,376
Food products 1.8%
Campbell Soup Company	10,226	537,990
Conagra Brands, Inc.	15,007	575,669
General Mills, Inc.	8,338	533,215
Ingredion, Inc.	6,140	493,902
Kellogg Company	7,762	550,403
Household products 0.8%
The Clorox Company	2,457	549,140
The Procter & Gamble Company	4,260	589,286
Tobacco 0.4%
British American Tobacco PLC	5,618	189,355
Imperial Brands PLC	11,522	192,240
Japan Tobacco, Inc.	11,800	220,623
Energy 0.1%		104,329
Oil, gas and consumable fuels 0.1%
Enbridge, Inc.	3,261	104,329
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	21

	Shares	Value
Financials 2.9%		$4,321,354
Banks 1.5%
BOC Hong Kong Holdings, Ltd.	70,500	199,982
Commonwealth Bank of Australia	4,567	229,548
DBS Group Holdings, Ltd.	13,700	209,952
Hang Seng Bank, Ltd.	13,500	212,186
Oversea-Chinese Banking Corp., Ltd.	32,400	206,222
Resona Holdings, Inc.	61,700	226,797
Sumitomo Mitsui Financial Group, Inc.	7,300	214,658
The PNC Financial Services Group, Inc.	4,981	553,887
United Overseas Bank, Ltd.	13,900	199,309
Capital markets 0.4%
BlackRock, Inc.	918	545,466
Insurance 1.0%
Admiral Group PLC	7,360	256,802
Assicurazioni Generali SpA	13,573	210,840
The Progressive Corp.	6,435	611,582
Tokio Marine Holdings, Inc.	4,800	221,535
Zurich Insurance Group AG	602	222,588
Health care 2.0%		2,973,053
Biotechnology 0.3%
Gilead Sciences, Inc.	6,661	444,622
Health care providers and services 0.6%
Cardinal Health, Inc.	10,011	508,158
CVS Health Corp.	5,960	370,235
Pharmaceuticals 1.1%
Bristol-Myers Squibb Company	8,589	534,236
Johnson & Johnson	3,550	544,606
Pfizer, Inc.	15,115	571,196
Industrials 3.4%		4,987,512
Air freight and logistics 1.0%
CH Robinson Worldwide, Inc.	6,461	635,116
United Parcel Service, Inc., Class B	4,877	797,958
Electrical equipment 0.5%
Eaton Corp. PLC	5,760	588,096
Emerson Electric Company	3,004	208,688
Industrial conglomerates 0.4%
3M Company	3,207	522,805
Machinery 1.0%
Caterpillar, Inc.	3,966	564,401
Cummins, Inc.	2,872	595,222
Komatsu, Ltd.	5,200	113,217
22	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Machinery (continued)
Mitsubishi Heavy Industries, Ltd.	9,000	$223,438
Trading companies and distributors 0.5%
Mitsubishi Corp.	10,100	239,064
Mitsui & Company, Ltd.	14,700	265,122
Sumitomo Corp.	18,000	234,385
Information technology 1.9%		2,862,666
IT services 0.7%
IBM Corp.	4,264	525,794
Paychex, Inc.	6,769	517,625
Semiconductors and semiconductor equipment 1.2%
Broadcom, Inc.	1,616	560,994
Maxim Integrated Products, Inc.	8,255	564,972
QUALCOMM, Inc.	5,821	693,281
Materials 1.9%		2,753,837
Chemicals 1.0%
BASF SE	3,667	223,931
Covestro AG (A)	5,513	262,827
ICL Group, Ltd.	67,198	249,642
Mitsui Chemicals, Inc.	10,300	241,587
RPM International, Inc.	6,658	564,399
Containers and packaging 0.5%
International Paper Company	5,439	197,273
Packaging Corp. of America	5,003	506,504
Metals and mining 0.4%
Fortescue Metals Group, Ltd.	21,162	270,480
Rio Tinto PLC	3,814	237,194
Real estate 1.7%		2,509,091
Equity real estate investment trusts 1.6%
CapitaLand Mall Trust	144,100	207,261
Crown Castle International Corp.	3,012	491,709
Equity Residential	8,535	481,801
Extra Space Storage, Inc.	5,376	572,813
Public Storage	2,639	560,524
Real estate management and development 0.1%
Daito Trust Construction Company, Ltd.	2,200	194,983
Utilities 6.0%		8,948,659
Electric utilities 3.4%
Alliant Energy Corp.	10,398	563,052
American Electric Power Company, Inc.	6,185	487,564
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	23

	Shares	Value
Utilities (continued)
Electric utilities (continued)
AusNet Services	185,305	$248,546
Duke Energy Corp.	6,081	488,548
Enel SpA	25,234	228,499
Entergy Corp.	5,173	512,851
FirstEnergy Corp.	12,659	361,921
Fortum OYJ	10,685	226,160
Pinnacle West Capital Corp.	6,877	504,428
Power Assets Holdings, Ltd.	38,500	220,351
Red Electrica Corp. SA	11,322	216,682
The Southern Company	9,277	484,074
Xcel Energy, Inc.	7,957	552,813
Gas utilities 0.3%
Naturgy Energy Group SA	11,094	214,168
Snam SpA	42,131	215,763
Multi-utilities 2.2%
AGL Energy, Ltd.	17,567	191,509
Consolidated Edison, Inc.	7,037	502,020
Dominion Energy, Inc.	4,500	451,980
DTE Energy Company	2,240	265,821
National Grid PLC	19,078	213,675
Public Service Enterprise Group, Inc.	10,169	531,229
Sempra Energy	4,165	515,002
WEC Energy Group, Inc.	5,731	539,172
Water utilities 0.1%

United Utilities Group PLC	19,370	212,831
Preferred securities 3.0%		$4,418,098
(Cost $4,225,865)
Health care 0.4%		569,018
Health care equipment and supplies 0.4%
Becton, Dickinson and Company, 6.000%	5,160	275,699
Boston Scientific Corp., 5.500%	2,510	293,319
Information technology 0.3%		430,570
Semiconductors and semiconductor equipment 0.3%
Broadcom, Inc., 8.000%	350	430,570
Real estate 0.3%		464,394
Equity real estate investment trusts 0.3%
American Homes 4 Rent, Series G, 5.875%	17,465	464,394
24	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities 2.0%		$2,954,116
Electric utilities 0.8%
American Electric Power Company, Inc., 6.125%	3,841	186,250
NextEra Energy, Inc., 5.279%	10,000	476,100
SCE Trust II, 5.100%	20,000	493,600
Multi-utilities 1.2%
CenterPoint Energy, Inc., 7.000%	13,000	488,150
DTE Energy Company, 6.250%	10,300	475,860
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	30,600	834,156

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.7%				$7,007,186
(Cost $7,006,461)
Commercial paper 1.7%				2,599,584
Australia & New Zealand Banking Group, Ltd.	0.100	10-01-20	750,000	749,929
BASF SE	0.400	09-15-20	600,000	599,955
Salt River Project Agricultural Improvement and Power District	0.140	09-17-20	500,000	499,965
Swedbank AB	0.210	11-20-20	750,000	749,735
U.S. Government 1.6%				2,398,907
U.S. Treasury Bill (E)	0.179	02-25-21	1,400,000	1,399,191
U.S. Treasury Bill (E)	0.182	12-03-20	1,000,000	999,716

	Yield (%)	Shares	Value
Short-term funds 1.4%			2,008,695
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0399(F)	2,008,695	2,008,695

Total investments (Cost $143,059,665) 99.1%	$146,965,604
Other assets and liabilities, net 0.9%	1,311,825
Total net assets 100.0%	$148,277,429

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
MXN	Mexican Peso

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $54,832,848 or 37.0% of the fund's net assets as of 8-31-20.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	25

(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(F)	The rate shown is the annualized seven-day yield as of 8-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
26	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	20,000	USD	22,428	RBC	9/16/2020	$1,446	—
USD	174,101	EUR	148,000	GSI	9/16/2020	—	$(2,569)
USD	525,353	EUR	463,855	JPM	9/16/2020	—	(28,357)
USD	607,308	EUR	517,400	RBC	9/16/2020	—	(10,320)
USD	448,183	MXN	9,810,000	JPM	9/17/2020	697	—
USD	16,585	MXN	370,000	SSB	9/17/2020	—	(293)
						$2,143	$(41,539)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Communication Services Select Sector SPDR Fund	USD	60.50	Sep 2020	26	2,600	$1,390	$(7,995)
Exchange-traded	Consumer Staples Select Sector SPDR Fund	USD	64.00	Sep 2020	73	7,300	3,318	(12,732)
Exchange-traded	Consumer Staples Select Sector SPDR Fund	USD	65.50	Sep 2020	60	6,000	2,188	(5,970)
Exchange-traded	Energy Select Sector SPDR Fund	USD	39.00	Sep 2020	3	300	160	(6)
Exchange-traded	Energy Select Sector SPDR Fund	USD	38.00	Sep 2020	2	200	121	(72)
Exchange-traded	Financial Select Sector SPDR Fund	USD	25.50	Sep 2020	50	5,000	1,073	(575)
Exchange-traded	Financial Select Sector SPDR Fund	USD	25.50	Sep 2020	55	5,500	1,291	(2,283)
Exchange-traded	Health Care Select Sector SPDR Fund	USD	110.00	Sep 2020	24	2,400	1,787	(468)
Exchange-traded	Health Care Select Sector SPDR Fund	USD	110.00	Sep 2020	19	1,900	959	(1,834)
Exchange-traded	Industrial Select Sector SPDR Fund	USD	75.00	Sep 2020	42	4,200	3,085	(12,075)
Exchange-traded	Industrial Select Sector SPDR Fund	USD	79.00	Sep 2020	39	3,900	3,801	(4,388)
Exchange-traded	iShares MSCI Australia ETF	USD	21.00	Sep 2020	8	800	228	(280)
Exchange-traded	iShares MSCI Australia ETF	USD	22.00	Sep 2020	78	7,800	270	(390)
Exchange-traded	iShares MSCI Japan ETF	USD	59.50	Sep 2020	5	500	182	(140)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	27

Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
Exchange-traded	iShares U.S. Real Estate ETF	USD	84.50	Sep 2020	2	200	$179	$(18)
Exchange-traded	iShares U.S. Real Estate ETF	USD	83.00	Sep 2020	37	3,700	2,940	(4,366)
Exchange-traded	Materials Select Sector SPDR Fund	USD	63.00	Sep 2020	16	1,600	1,063	(1,208)
Exchange-traded	Materials Select Sector SPDR Fund	USD	64.50	Sep 2020	16	1,600	871	(1,096)
Exchange-traded	Technology Select Sector SPDR Fund	USD	120.00	Sep 2020	20	2,000	1,409	(8,100)
Exchange-traded	Technology Select Sector SPDR Fund	USD	125.00	Sep 2020	18	1,800	1,574	(4,374)
Exchange-traded	Utilities Select Sector SPDR Fund	USD	63.00	Sep 2020	89	8,900	3,334	(134)
Exchange-traded	Utilities Select Sector SPDR Fund	USD	61.00	Sep 2020	76	7,600	3,683	(3,002)
							$34,906	$(71,506)
Puts
Exchange-traded	Communication Services Select Sector SPDR Fund	USD	55.50	Sep 2020	26	2,600	$2,040	$(4,290)
Exchange-traded	Communication Services Select Sector SPDR Fund	USD	59.00	Sep 2020	25	2,500	1,587	(1,188)
Exchange-traded	Consumer Discretionary Select Sector SPDR Fund	USD	131.50	Sep 2020	11	1,100	1,963	(39)
Exchange-traded	Consumer Discretionary Select Sector SPDR Fund	USD	142.00	Sep 2020	11	1,100	1,611	(1,254)
Exchange-traded	Consumer Staples Select Sector SPDR Fund	USD	61.00	Sep 2020	19	1,900	1,111	(67)
Exchange-traded	Consumer Staples Select Sector SPDR Fund	USD	63.00	Sep 2020	19	1,900	883	(418)
Exchange-traded	Energy Select Sector SPDR Fund	USD	34.00	Sep 2020	18	1,800	1,610	(171)
Exchange-traded	Energy Select Sector SPDR Fund	USD	34.00	Sep 2020	18	1,800	890	(999)
Exchange-traded	Financial Select Sector SPDR Fund	USD	23.00	Sep 2020	76	7,600	2,695	(114)
Exchange-traded	Financial Select Sector SPDR Fund	USD	23.50	Sep 2020	75	7,500	2,210	(1,275)
Exchange-traded	Health Care Select Sector SPDR Fund	USD	102.00	Sep 2020	19	1,900	1,985	(48)
28	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts (continued)
Exchange-traded	Health Care Select Sector SPDR Fund	USD	103.00	Sep 2020	19	1,900	$1,510	$(1,007)
Exchange-traded	Industrial Select Sector SPDR Fund	USD	68.50	Sep 2020	19	1,900	1,871	(48)
Exchange-traded	Industrial Select Sector SPDR Fund	USD	74.00	Sep 2020	18	1,800	1,520	(882)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	42.00	Sep 2020	134	13,400	7,566	(402)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	43.50	Sep 2020	131	13,100	5,694	(6,681)
Exchange-traded	iShares MSCI Japan ETF	USD	56.50	Sep 2020	50	5,000	2,323	(2,025)
Exchange-traded	iShares U.S. Real Estate ETF	USD	78.00	Sep 2020	6	600	891	(30)
Exchange-traded	iShares U.S. Real Estate ETF	USD	78.00	Sep 2020	6	600	483	(267)
Exchange-traded	Materials Select Sector SPDR Fund	USD	57.50	Sep 2020	6	600	537	(15)
Exchange-traded	Materials Select Sector SPDR Fund	USD	60.00	Sep 2020	6	600	351	(297)
Exchange-traded	Technology Select Sector SPDR Fund	USD	106.00	Sep 2020	28	2,800	3,933	(42)
Exchange-traded	Technology Select Sector SPDR Fund	USD	113.00	Sep 2020	27	2,700	3,819	(1,728)
Exchange-traded	Utilities Select Sector SPDR Fund	USD	58.00	Sep 2020	8	800	492	(132)
Exchange-traded	Utilities Select Sector SPDR Fund	USD	57.00	Sep 2020	8	800	372	(336)
							$49,947	$(23,755)
							$84,853	$(95,261)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	EURO STOXX Banks Index	EUR	63.00	Sep 2020	106	106	$151	$(64)
GSI	EURO STOXX Chemicals Index	EUR	1,196.00	Sep 2020	20	20	230	(118)
GSI	EURO STOXX Technology Index	EUR	696.00	Sep 2020	29	29	293	(83)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	29

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
GSI	EURO STOXX Utilities Index	EUR	365.00	Sep 2020	34	34	$144	$(2)
GSI	FTSE 100 Index	GBP	6,132.00	Sep 2020	11	11	762	(86)
UBS	Nikkei 225 Index	JPY	22,750.00	Sep 2020	1,807	1,807	3,633	(7,897)
							$5,213	$(8,250)
Exchange-traded	EURO STOXX Banks Index	EUR	65.00	Sep 2020	18	900	872	(1,128)
Exchange-traded	EURO STOXX Chemicals Index	EUR	1,220.00	Sep 2020	1	50	517	(304)
Exchange-traded	EURO STOXX Technology Index	EUR	705.00	Sep 2020	2	100	728	(585)
Exchange-traded	EURO STOXX Utilities Index	EUR	370.00	Sep 2020	8	400	1,071	(239)
Exchange-traded	FTSE 100 Index	GBP	6,275.00	Sep 2020	2	20	1,173	(314)
							$4,361	$(2,570)
Puts
GSI	EURO STOXX Automobiles & Parts Index	EUR	353.00	Sep 2020	103	103	$637	$(1)
GSI	EURO STOXX Banks Index	EUR	56.00	Sep 2020	1,060	1,060	1,775	(27)
GSI	EURO STOXX Chemicals Index	EUR	1,123.00	Sep 2020	38	38	674	(46)
GSI	EURO STOXX Health Care Index	EUR	827.00	Sep 2020	37	37	415	(586)
GSI	EURO STOXX Industrial Goods & Services Index	EUR	782.00	Sep 2020	59	59	433	(3)
GSI	EURO STOXX Oil & Gas Index	EUR	206.00	Sep 2020	96	96	351	(18)
GSI	EURO STOXX Personal & Household Goods Index	EUR	981.00	Sep 2020	50	50	750	(37)
GSI	EURO STOXX Technology Index	EUR	642.00	Sep 2020	49	49	540	(35)
GSI	EURO STOXX Telecommunications Index	EUR	240.00	Sep 2020	54	54	167	(35)
GSI	EURO STOXX Utilities Index	EUR	344.00	Sep 2020	68	68	299	(86)
GSI	FTSE 100 Index	GBP	5,750.00	Sep 2020	19	19	2,062	(221)
							$8,103	$(1,095)
30	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Exchange-traded	EURO STOXX Automobiles & Parts Index	EUR	380.00	Sep 2020	2	100	$763	$(597)
Exchange-traded	EURO STOXX Banks Index	EUR	58.00	Sep 2020	21	1,050	1,141	(1,034)
Exchange-traded	EURO STOXX Chemicals Index	EUR	1,130.00	Sep 2020	1	50	370	(603)
Exchange-traded	EURO STOXX Health Care Index	EUR	815.00	Sep 2020	1	50	317	(916)
Exchange-traded	EURO STOXX Industrial Goods & Services Index	EUR	830.00	Sep 2020	1	50	482	(698)
Exchange-traded	EURO STOXX Oil & Gas Index	EUR	215.00	Sep 2020	2	100	209	(286)
Exchange-traded	EURO STOXX Personal & Household Goods Index	EUR	1,000.00	Sep 2020	1	50	499	(603)
Exchange-traded	EURO STOXX Technology Index	EUR	650.00	Sep 2020	1	50	311	(430)
Exchange-traded	EURO STOXX Telecommunications Index	EUR	245.00	Sep 2020	1	50	104	(233)
Exchange-traded	EURO STOXX Utilities Index	EUR	340.00	Sep 2020	1	50	128	(203)
Exchange-traded	FTSE 100 Index	GBP	5,900.00	Sep 2020	2	20	1,578	(2,486)
							$5,902	$(8,089)
							$23,579	$(20,004)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
UBS	UBS AG
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	31

At 8-31-20, the aggregate cost of investments for federal income tax purposes was $143,052,866. Net unrealized appreciation aggregated to $3,758,077, of which $5,251,019 related to gross unrealized appreciation and $1,492,942 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
32	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-20

Assets
Unaffiliated investments, at value (Cost $143,059,665)	$146,965,604
Unrealized appreciation on forward foreign currency contracts	2,143
Foreign currency, at value (Cost $34,175)	34,470
Dividends and interest receivable	1,469,110
Receivable for fund shares sold	13
Receivable from affiliates	17,635
Other assets	17,299
Total assets	148,506,274
Liabilities
Unrealized depreciation on forward foreign currency contracts	41,539
Written options, at value (Premiums received $108,432)	115,265
Payable for investments purchased	2,378
Payable for fund shares repurchased	1,900
Payable to affiliates
Accounting and legal services fees	6,245
Transfer agent fees	646
Trustees' fees	80
Other liabilities and accrued expenses	60,792
Total liabilities	228,845
Net assets	$148,277,429
Net assets consist of
Paid-in capital	$147,955,085
Total distributable earnings (loss)	322,344
Net assets	$148,277,429

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($4,791,460 ÷ 485,831 shares)[1]	$9.86
Class C ($696,844 ÷ 71,032 shares)[1]	$9.81
Class I ($469,319 ÷ 47,512 shares)	$9.88
Class R6 ($248,343 ÷ 25,122 shares)	$9.89
Class NAV ($142,071,463 ÷ 13,762,173 shares)	$10.32
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$10.32

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	33

STATEMENT OF OPERATIONS For the year ended  8-31-20

Investment income
Interest	$1,057,966
Dividends	457,804
Income distributions received from affiliated investments	139,738
Securities lending	2,045
Less foreign taxes withheld	(11,849)
Total investment income	1,645,704
Expenses
Investment management fees	161,747
Distribution and service fees	20,906
Accounting and legal services fees	6,446
Transfer agent fees	7,374
Trustees' fees	332
Custodian fees	48,238
State registration fees	62,173
Printing and postage	23,608
Professional fees	141,798
Other	10,604
Total expenses	483,226
Less expense reductions	(264,834)
Net expenses	218,392
Net investment income	1,427,312
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(12,716)
Affiliated investments	(32,594)
Capital gain distributions received from affiliated investments	19,641
Futures contracts	2,027
Written options	126,283
102,641
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	3,869,492
Affiliated investments	(90,090)
Futures contracts	283
Forward foreign currency contracts	(39,396)
Written options	(6,833)
3,733,456
Net realized and unrealized gain	3,836,097
Increase in net assets from operations	$5,263,409
34	JOHN HANCOCK Multi-Asset High Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-20	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$1,427,312	$186,616
Net realized gain (loss)	102,641	(47,176)
Change in net unrealized appreciation (depreciation)	3,733,456	183,504
Increase in net assets resulting from operations	5,263,409	322,944
Distributions to shareholders
From earnings
Class A	(104,227)	(149,223)
Class C	(12,352)	(20,264)
Class I	(8,018)	(11,271)
Class R6	(5,497)	(5,900)
Class NAV	(631,175)	—
Total distributions	(761,269)	(186,658)
From fund share transactions	137,699,737	(234,379)
Total increase (decrease)	142,201,877	(98,093)
Net assets
Beginning of year	6,075,552	6,173,645
End of year	$148,277,429	$6,075,552
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	35

Financial highlights
CLASS A SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$9.88	$9.67	$9.93	$9.75	$9.55
Net investment income[1,2]	0.30	0.31	0.32	0.29	0.31
Net realized and unrealized gain (loss) on investments	(0.11) [3]	0.21	(0.24)	0.21	0.34
Total from investment operations	0.19	0.52	0.08	0.50	0.65
Less distributions
From net investment income	(0.21)	(0.31)	(0.34)	(0.32)	(0.43)
From net realized gain	—	—	— [4]	— [4]	(0.02)
Total distributions	(0.21)	(0.31)	(0.34)	(0.32)	(0.45)
Net asset value, end of period	$9.86	$9.88	$9.67	$9.93	$9.75
Total return (%)[5,6]	1.96	5.52	0.80	5.30	7.13
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$5	$6	$3
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	1.59	3.88	2.28	2.77	4.17
Expenses including reductions[7]	0.90	0.62	0.62	0.63	0.62
Net investment income[2]	2.98	3.20	3.26	2.96	3.33
Portfolio turnover (%)	42	29	50	17	34

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
36	JOHN HANCOCK Multi-Asset High Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$9.85	$9.64	$9.90	$9.72	$9.53
Net investment income[1,2]	0.23	0.24	0.25	0.22	0.24
Net realized and unrealized gain (loss) on investments	(0.11) [3]	0.21	(0.24)	0.22	0.35
Total from investment operations	0.12	0.45	0.01	0.44	0.59
Less distributions
From net investment income	(0.16)	(0.24)	(0.27)	(0.26)	(0.38)
From net realized gain	—	—	— [4]	— [4]	(0.02)
Total distributions	(0.16)	(0.24)	(0.27)	(0.26)	(0.40)
Net asset value, end of period	$9.81	$9.85	$9.64	$9.90	$9.72
Total return (%)[5,6]	1.24	4.80	0.09	4.58	6.41
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	2.30	4.58	2.98	3.47	4.86
Expenses including reductions[7]	1.62	1.32	1.32	1.33	1.32
Net investment income[2]	2.27	2.51	2.54	2.30	2.58
Portfolio turnover (%)	42	29	50	17	34

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	37

CLASS I SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$9.89	$9.67	$9.93	$9.76	$9.55
Net investment income[1,2]	0.33	0.34	0.36	0.32	0.33
Net realized and unrealized gain (loss) on investments	(0.11) [3]	0.22	(0.25)	0.20	0.36
Total from investment operations	0.22	0.56	0.11	0.52	0.69
Less distributions
From net investment income	(0.23)	(0.34)	(0.37)	(0.35)	(0.46)
From net realized gain	—	—	— [4]	— [4]	(0.02)
Total distributions	(0.23)	(0.34)	(0.37)	(0.35)	(0.48)
Net asset value, end of period	$9.88	$9.89	$9.67	$9.93	$9.76
Total return (%)[5]	2.28	5.94	1.11	5.51	7.51
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	1.30	3.60	1.98	2.46	3.86
Expenses including reductions[7]	0.62	0.34	0.32	0.31	0.31
Net investment income[2]	3.29	3.50	3.59	3.32	3.48
Portfolio turnover (%)	42	29	50	17	34

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Less than $500,000.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
38	JOHN HANCOCK Multi-Asset High Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$9.89	$9.68	$9.94	$9.76	$9.55
Net investment income[1,2]	0.35	0.34	0.37	0.33	0.34
Net realized and unrealized gain (loss) on investments	(0.11) [3]	0.22	(0.25)	0.21	0.35
Total from investment operations	0.24	0.56	0.12	0.54	0.69
Less distributions
From net investment income	(0.24)	(0.35)	(0.38)	(0.36)	(0.46)
From net realized gain	—	—	— [4]	— [4]	(0.02)
Total distributions	(0.24)	(0.35)	(0.38)	(0.36)	(0.48)
Net asset value, end of period	$9.89	$9.89	$9.68	$9.94	$9.76
Total return (%)[5]	2.46	5.94	1.20	5.73	7.62
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	1.19	3.48	1.88	2.37	3.76
Expenses including reductions[7]	0.50	0.22	0.22	0.22	0.20
Net investment income[2]	3.45	3.53	3.69	3.42	3.57
Portfolio turnover (%)	42	29	50	17	34

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Less than $500,000.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	39

CLASS NAV SHARES Period ended	8-31-20 [1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.09
Net realized and unrealized gain (loss) on investments	0.28
Total from investment operations	0.37
Less distributions
From net investment income	(0.05)
Net asset value, end of period	$10.32
Total return (%)[3]	3.67 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$142
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17 [5]
Expenses including reductions	0.49 [5]
Net investment income	3.77 [5]
Portfolio turnover (%)	42 [6]

[1]	The inception date for Class NAV shares is 6-4-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	The portfolio turnover is shown for the period from 9-1-19 to 8-31-20.
40	JOHN HANCOCK Multi-Asset High Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Multi-Asset High Income Fund (formerly known as John Hancock Income Allocation Fund) (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of current income with consideration for capital appreciation and preservation.
Effective April 17, 2020, the fund changed its name to John Hancock Multi-Asset High Income Fund in connection with changes to the fund's principal investment strategies.
Prior to June 4, 2020, the fund operated as a "fund of funds", investing in affiliated underlying funds of the Trust, other series of the Trust, other funds in John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
Class NAV was offered effective June 4, 2020.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Forward
ANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	41

foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2020, by major security category or type:
	Total value at 8-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$760,900	—	$760,900	—
Foreign government obligations	2,033,263	—	2,033,263	—
Corporate bonds	90,306,783	—	90,306,783	—
Capital preferred securities	914,778	—	914,778	—
Term loans	1,337,122	—	1,337,122	—
Collateralized mortgage obligations	466,946	—	466,946	—
Asset backed securities	1,066,564	—	1,066,564	—
42	JOHN HANCOCK Multi-Asset High Income Fund | ANNUAL REPORT

	Total value at 8-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks	38,653,964	$28,093,572	10,560,392	—
Preferred securities	4,418,098	4,418,098	—	—
Short-term investments	7,007,186	2,008,695	4,998,491	—
Total investments in securities	$146,965,604	$34,520,365	$112,445,239	—
Derivatives:
Assets
Forward foreign currency contracts	$2,143	—	$2,143	—
Liabilities
Forward foreign currency contracts	(41,539)	—	(41,539)	—
Written options	(115,265)	$(105,920)	(9,345)	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and
ANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	43

compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of August 31, 2020, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2020, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2020 were $2,589.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
44	JOHN HANCOCK Multi-Asset High Income Fund | ANNUAL REPORT

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2020, the fund has a short-term capital loss carryforward of $4,044,252 and a long-term capital loss carryforward of $187,972 available to offset future net realized capital gains. These carryforwards do not expire.
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of August 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2020 and 2019 was as follows:
	August 31, 2020	August 31, 2019
Ordinary income	$761,269	$186,658
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2020, the components of distributable earnings on a tax basis consisted of $794,754 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC
ANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	45

counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2020, the fund used futures contracts to manage against anticipated interest rate changes and gain exposure to certain bond markets. The fund held futures contracts with USD notional values ranging up to $130,000 as measured at each quarter end. There were no open futures contracts as of August 31, 2020.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange
46	JOHN HANCOCK Multi-Asset High Income Fund | ANNUAL REPORT

rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended August 31, 2020, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging up to $1.8 million as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When the fund purchases an option, the premium paid is included in the Fund's investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.
During the year ended August 31, 2020, the fund wrote option contracts to manage against changes in certain securities markets and to gain exposure to certain securities markets.. The fund held written option contracts with market values ranging up to $115,000 as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2020 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$2,143	$(41,539)
Equity	Written options, at value	Written options	—	(115,265)
			$2,143	$(156,804)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
ANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	47

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2020:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Written options	Total
Interest rate	$2,027	—	$2,027
Equity	—	$126,283	126,283
Total	$2,027	$126,283	$128,310
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2020:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Written options	Total
Interest rate	$283	—	—	$283
Currency	—	$(39,396)	—	(39,396)
Equity	—	—	$(6,833)	(6,833)
Total	$283	$(39,396)	$(6,833)	$(45,946)
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).
48	JOHN HANCOCK Multi-Asset High Income Fund | ANNUAL REPORT

The management fees are determined in accordance with the following schedule:
	First $5.0 billion of net assets	Excess over $5.0 billion of net assets
Assets in a fund of the Trust or JHF III	0.200%	0.175%

	First $1.5 billion of net assets	Excess over $1.5 billion of net assets
Other assets	0.420%	0.410%
Prior to June 4, 2020, the management fees were determined in accordance with the following schedule:
	First $5.0 billion of aggregate net assets	Excess over $5.0 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.200%	0.175%
Other assets	0.650%	0.625%
Effective June 4, 2020, the Advisor has contractually agreed to reduce its management fee or make payments to the fund if other expenses of the fund exceed 0.52% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, underlying fund expenses (acquired fund fees) and short dividend expense. The current expense limitation agreement expires on December 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Effective January 1, 2020, the Advisor has contractually agreed to reduce its management fee or make payments to the fund if other expenses of the fund exceed 0.14% of average net assets. Expenses excluded from this waiver include management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, underlying fund expenses (acquired fund fees) and short dividend expense. The expense limitation agreement expires on December 31, 2020. Prior to January 1, 2020, the Advisor contractually agreed to reduce its management fee, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund, excluding management fees, exceed 0.04% of the average net assets of the fund.
The Advisor has contractually agreed to waive its management fees so that the aggregate management fee amount retained by the Advisor, with respect to both the fund and its underlying investments, after payment of subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$141,004
Class C	22,015
Class I	10,427
Class	Expense reduction
Class R6	$6,469
Class NAV	84,919
Total	$264,834

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2020, were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.
ANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	49

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2020, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Prior to June 4, 2020, Rule 12b-1 fee payable by the fund’s Class A shares was 0.30%.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $977 for the year ended August 31, 2020. Of this amount, $166 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $811 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2020, CDSCs received by the Distributor amounted to $2 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$13,624	$5,968
Class C	7,282	919
Class I	—	457
Class R6	—	30
50	JOHN HANCOCK Multi-Asset High Income Fund | ANNUAL REPORT

Class	Distribution and service fees	Transfer agent fees
Total	$20,906	$7,374
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2020 and 2019 were as follows:
	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	139,101	$1,352,247	91,909	$877,445
Distributions reinvested	10,475	104,086	15,609	149,203
Repurchased	(143,455)	(1,405,860)	(132,006)	(1,268,049)
Net increase (decrease)	6,121	$50,473	(24,488)	$(241,401)
Class C shares
Sold	11,927	$118,009	26,389	$253,592
Distributions reinvested	1,156	11,480	1,991	18,933
Repurchased	(24,558)	(234,363)	(38,724)	(366,644)
Net decrease	(11,475)	$(104,874)	(10,344)	$(94,119)
Class I shares
Sold	22,750	$221,017	13,655	$129,770
Distributions reinvested	808	8,018	1,180	11,271
Repurchased	(6,136)	(59,312)	(13,720)	(132,570)
Net increase	17,422	$169,723	1,115	$8,471
Class R6 shares
Sold	7,031	$68,941	9,234	$88,679
Distributions reinvested	419	4,165	414	3,991
Repurchased	(4,943)	(49,824)	—	—
Net increase	2,507	$23,282	9,648	$92,670
Class NAV shares[1]
Sold	13,756,654	$137,507,164	—	—
Distributions reinvested	62,259	631,175	—	—
Repurchased	(56,740)	(577,206)	—	—
Net increase	13,762,173	$137,561,133	—	—
Total net increase (decrease)	13,776,748	$137,699,737	(24,069)	$(234,379)

[1]	The inception date for Class NAV shares is 6-4-20.
ANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	51

Affiliates of the fund owned 95% and 100% of shares of Class R6 and Class NAV on August 31, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $144,861,934 and $15,117,160, respectively, for the year ended August 31, 2020.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2020, funds within the John Hancock group of funds complex held 95.8% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	33.1%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	32.8%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	29.9%
Note 9—Investment in affiliated underlying funds
The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying funds’ net assets. At August 31, 2020, the fund did not hold 5% or more of the net assets of any underlying funds.
Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Bond	—	$1,398,561	$351,781	$(1,753,336)	$72,233	$(69,239)	$35,268	$8,619	—
Emerging Markets Debt	—	498,669	128,361	(602,367)	(16,295)	(8,368)	19,464	—	—
Floating Rate Income	—	242,857	54,670	(280,689)	(19,133)	2,295	10,164	—	—
Global Equity	—	274,288	70,419	(341,181)	1,438	(4,964)	5,412	1,342	—
Global Shareholder Yield	—	563,815	163,604	(687,452)	(41,807)	1,840	11,563	9,680	—
High Yield	—	334,515	93,390	(410,999)	(16,443)	(463)	14,438	—	—
John Hancock Collateral Trust*	—	50,150	7,295,898	(7,346,316)	268	—	2,045	—	—
Short Duration Credit Opportunities	—	260,431	51,884	(305,158)	(9,008)	1,851	7,022	—	—
Strategic Income Opportunities	—	1,338,627	266,510	(1,596,560)	(108)	(8,469)	24,541	—	—
U.S. High Yield Bond	—	285,320	81,618	(358,626)	(3,739)	(4,573)	11,866	—	—
					$(32,594)	$(90,090)	$141,783	$19,641	—

52	JOHN HANCOCK Multi-Asset High Income Fund | ANNUAL REPORT

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
Note 11—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
ANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	53

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Multi-Asset High Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Multi-Asset High Income Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31,2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2020
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
54	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2020.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2020 Form 1099-DIV in early 2021. This will reflect the tax character of all distributions paid in calendar year 2020.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	55

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Multi-Asset High Income Fund (the fund, formerly, John Hancock Income Allocation Fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the telephonic meeting held on May 26-27, 2020. Approval of Advisory and Subadvisory Agreements.

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and

____________________
1On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the "Order") pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board's May and June meetings were held telephonically in reliance on the Order.

ANNUAL REPORT   |   JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND       56

oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments.. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

ANNUAL REPORT   |   JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND       57

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its peer group median for the one-, three-, and five-year periods ended December 31, 2019. The Board also noted that the fund underperformed its benchmark index for the one-, three-, and five-year periods ended December 31, 2019. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group median for the one-, three-, and five-year periods. The Board also noted that it recently approved changes to the Fund's principal investment strategies. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds.

ANNUAL REPORT   |   JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND       58

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that the Advisor waived the fund's management fee and that net total expenses for the fund are higher than the peer group median. The Board also noted that it recently approved a new fund level expense cap through December 31, 2021.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
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(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor; and
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry;
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that certain breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and

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(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group median and the benchmark index and noted that the Board reviews information about the fund's

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performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including Multi-Asset High Income Fund (formerly Income Allocation Fund), subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Funds' subadvisor, Manulife Investment Management (US) LLC, (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•	Operation of the Fund's Redemption-In-Kind Procedures;
•	Highly Liquid Investment Minimum (HLIM) determination;
•	Compliance with the 15% limit on illiquid investments;
•	Reasonably Anticipated Trade Size (RATS) determination;
•	Security-level liquidity classifications; and
•	Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

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As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

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As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	195
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2005	195
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	195
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	195
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2012	195
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2008	195
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2012	195
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Massachusetts Women's Forum (since 2018); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2005	195
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2012	195
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Frances G. Rathke,2,* Born: 1960	2020	195
Trustee
Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001-2003); Chief Financial Officer and Secretary, Ben & Jerry's Homemade, Inc. (1989-2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982-1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	195
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	195
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	195
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

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Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2018-2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019-2020); Assistant Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2016-2018); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016-2019); Vice President, State Street Global Advisors (2015-2016).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Appointed as Independent Trustee effective as of September 15, 2020.

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More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo

Officers

Andrew G. Arnott
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Trevor Swanberg[2]
Chief Compliance Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

John F. Addeo, CFA
Geoffrey Kelley, CFA
Caryn E. Rothman, CFA
Nathan W. Thooft, CFA
Christopher Walsh, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

ANNUAL REPORT   |   JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND       70

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Multi-Asset High Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1324506	448A 8/20 10/20

John Hancock

New Opportunities Fund

Annual report 8/31/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R Suite) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Despite heightened fears over the coronavirus (COVID-19), which sent markets tumbling during the latter half of February and early March, global financial markets delivered positive returns for the 12-month period ended August 31, 2020. In response to the pandemic-led shock, the U.S. Federal Reserve and the government worked quickly to shore up the economy, and by the end of the first quarter, equity markets began to rise. This comeback gathered momentum, particularly for large-cap U.S. growth stocks, during the remainder of the period.

Of course, it would be a mistake to consider this market turnaround a trustworthy signal of assured or swift economic recovery. While there has been economic growth in most of the United States, the pace has slowed in many areas as interest rates remain low and spending remains far below prepandemic levels.

From an investment perspective, we continue to think that maintaining a focus on long-term objectives while pursuing a risk-aware strategy is a prudent way forward. Above all, we believe the counsel of a trusted financial professional continues to matter now more than ever. Periods of heightened uncertainty are precisely the time to review your financial goals and follow a plan that helps you make the most of what continues to be a challenging situation.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
New Opportunities Fund

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
14	Financial statements
17	Financial highlights
26	Notes to financial statements
35	Report of independent registered public accounting firm
36	Tax information
37	Continuation of investment advisory and subadvisory agreements
44	Statement regarding liquidity risk management
47	Trustees and Officers
51	More information

ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/2020 (%)

Class A shares (without sales charge)[1]
Russell 2000 Growth Index
Morningstar U.S. small growth fund category average
17.20
17.28
18.59
7.64
10.90
13.18
8.05
10.45
11.59
11.93
14.08
13.67
1 year
3 year
5 year
10 year

The Russell 2000 Growth Index tracks the performance of publicly traded small-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 5-27-15. The returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary. Class NAV shares ceased operations on 3-13-19.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Small-cap stocks performed well in the 12-month period

Despite the dramatic sell-off in February and March of 2020, the Russell 2000 Growth Index closed the period with a robust gain.

The fund performed closely in line with the index

Although our primary focus is on individual stock picking, sector allocations—specifically, zero weightings in utilities and communications services—contributed to relative performance.

Stock selection had a mixed effect

Our investment process added the most value in the real estate, information technology, and healthcare sectors, but the benefit was largely offset by a weaker showing in industrials, financials, and consumer discretionary.

SECTOR COMPOSITION AS OF 8/31/2020 (%)

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       3

Manager's discussion of fund performance

Effective September 6, 2019, John Hancock New Opportunities Fund is managed solely by GW&K Investment Management. Prior to this date, the fund was managed by portfolio management teams at GW&K, Dimensional Fund Advisors L.P., and Brandywine Global Investment Management LLC.

Can you describe investment conditions during the 12 months ended August 31, 2020?

U.S. equities, after performing well in the first five months of the period, sold off sharply through February and most of March in response to the emergence of COVID-19. The major indexes reached a low on March 23, at which point they began to regain ground thanks to the combination of fiscal stimulus, aggressive policy accommodation by the U.S. Federal Reserve, and optimism that the economy would gradually reopen. After a long, steady rally, the Russell 2000 Growth Index recaptured its previous high in late August and finished the full period with a solid gain.

What elements of the fund's positioning helped and hurt results?

Although lower-quality stocks were the key driver of returns in the small-cap growth space, the fund was able to overcome this potential headwind through individual stock selection. The strongest results were in the real estate sector, led by positions in two defensive businesses that were mostly unaffected by the concerns surrounding COVID-19: QTS Realty Trust, Inc. and Easterly Government Properties, Inc. QTS, a data-center real estate investment trust, benefited from growing demand for cloud computing services. Easterly, which proved largely immune to the shifting business environment

TOP 10 HOLDINGS AS OF 8/31/2020 (%)

HubSpot, Inc.	2.4
Fox Factory Holding Corp.	2.4
Catalent, Inc.	2.3
Ritchie Brothers Auctioneers, Inc.	2.2
Emergent BioSolutions, Inc.	2.1
SiteOne Landscape Supply, Inc.	2.1
Grand Canyon Education, Inc.	2.1
Paylocity Holding Corp.	2.0
QTS Realty Trust, Inc., Class A	2.0
Horizon Therapeutics PLC	1.9
TOTAL	21.5
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       4

given that it primarily leases its properties to government agencies, also delivered a strong return.

Information technology was another area of strength for the fund. HubSpot, Inc. was the top contributor in the sector as rising demand for its software-as-a-service offerings fueled impressive fundamental results. A pair of holdings from the semiconductor and semiconductor equipment industry, Entegris, Inc. and MACOM Technology Solutions Holdings, Inc., were also notable contributors. HubSpot and Entegris were not in the benchmark.

On the negative side, stock selection in financials detracted from performance. The shortfall was primarily the result of holdings in regional banks that were hurt by the combination of slowing growth and a declining margin between the rates at which they borrow and lend. We maintained the fund's positions in this area, as we remain confident in the fundamentals of the companies held in the portfolio.

Selection in the industrials sector also weighed on results, with two out-of-benchmark companies linked to the aviation industry—AAR Corp. and Woodward Inc.—representing the largest detractors. We maintained the position in Woodward, but we sold AAR from the portfolio. Outside of these two areas, the energy company Matador Resources Company was a key detractor. Matador, like many smaller players in the domestic exploration and production industry, was hurt by falling energy prices. Believing the increasingly difficult business environment would feed through to the company's balance sheet, we sold the position.

What was your overall view on the investment backdrop at the close of the period?

Macroeconomic factors were the key driver of market performance in the past year, and that could well remain the case given the potential for headlines surrounding fiscal policies, a COVID-19 vaccine, and the U.S. elections. However, our virtual meetings with company management teams have revealed a continued sense of cautious optimism in the business community.

MANAGED BY

New Opportunities Fund is managed by a team of portfolio managers at GW&K Investment Management.

The views expressed in this report are exclusively those of the investment management team at GW&K, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       5

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A1	11.33	6.94	11.36	39.87	193.16
Class C1	15.33	7.28	11.51	42.08	197.36
Class I1,2	17.49	8.36	12.10	49.42	213.44
Class R1[1,2]	16.73	7.78	11.79	45.43	204.71
Class R2[1,2]	17.23	8.14	11.99	47.92	210.17
Class R3[1,2]	16.98	7.90	11.85	46.25	206.43
Class R4[1,2]	17.45	8.30	12.07	49.01	212.48
Class R6[1,2]	17.62	8.46	12.16	50.08	214.96
Class 1[2]	17.62	8.44	12.12	49.92	213.82
Index 1†	17.28	10.45	14.08	64.40	273.40
Index 2†	6.02	7.65	11.53	44.57	197.75

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R6 and Class 1.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6	Class 1
Gross (%)	1.20	1.95	0.95	1.59	1.34	1.49	1.19	0.84	0.88
Net (%)	1.19	1.94	0.94	1.58	1.33	1.48	1.08	0.83	0.87

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Russell 2000 Growth Index; Index 2 is the Russell 2000 Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       6

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock New Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,3	8-31-10	29,736	29,736	37,340	29,775
Class I1,2	8-31-10	31,344	31,344	37,340	29,775
Class R1[1,2]	8-31-10	30,471	30,471	37,340	29,775
Class R2[1,2]	8-31-10	31,017	31,017	37,340	29,775
Class R3[1,2]	8-31-10	30,643	30,643	37,340	29,775
Class R4[1,2]	8-31-10	31,248	31,248	37,340	29,775
Class R6[1,2]	8-31-10	31,496	31,496	37,340	29,775
Class 1[2]	8-31-10	31,382	31,382	37,340	29,775

The Russell 2000 Growth Index tracks the performance of publicly traded small-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Prior to September 6, 2019, the fund's primary benchmark was the Russell 2000 Index. Effective September 6, 2019, the fund's primary benchmark index is the Russell 2000 Growth Index. The Russell 2000 Growth Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

Footnotes related to performance pages

1	Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R6 shares were first offered on 5-27-15. The returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary. Class NAV shares ceased operations on 3-13-19.
2	For certain type of investors as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2020, with the same investment held until August 31, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2020, with the same investment held until August 31, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2020	Ending value on 8-31-2020	Expenses paid during period ended 8-31-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,199.00	$ 6.96	1.26%
	Hypothetical example	1,000.00	1,018.80	6.39	1.26%
Class C	Actual expenses/actual returns	1,000.00	1,194.70	11.09	2.01%
	Hypothetical example	1,000.00	1,015.00	10.18	2.01%
Class I	Actual expenses/actual returns	1,000.00	1,200.30	5.59	1.01%
	Hypothetical example	1,000.00	1,020.10	5.13	1.01%
Class R1	Actual expenses/actual returns	1,000.00	1,196.20	9.11	1.65%
	Hypothetical example	1,000.00	1,016.80	8.36	1.65%
Class R2	Actual expenses/actual returns	1,000.00	1,198.80	6.69	1.21%
	Hypothetical example	1,000.00	1,019.10	6.14	1.21%
Class R3	Actual expenses/actual returns	1,000.00	1,198.10	7.85	1.42%
	Hypothetical example	1,000.00	1,018.00	7.20	1.42%
Class R4	Actual expenses/actual returns	1,000.00	1,199.90	5.75	1.04%
	Hypothetical example	1,000.00	1,019.90	5.28	1.04%
Class R6	Actual expenses/actual returns	1,000.00	1,201.10	4.92	0.89%
	Hypothetical example	1,000.00	1,020.70	4.52	0.89%
Class 1	Actual expenses/actual returns	1,000.00	1,200.80	5.14	0.93%
	Hypothetical example	1,000.00	1,020.50	4.72	0.93%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	9

Fund’s investments
AS OF 8-31-20
	Shares	Value
Common stocks 99.2%		$316,480,539
(Cost $237,768,752)
Consumer discretionary 14.4%		45,879,682
Auto components 3.2%
Dorman Products, Inc. (A)	32,681	2,767,754
Fox Factory Holding Corp. (A)	75,224	7,583,331
Distributors 1.7%
Pool Corp.	16,396	5,375,265
Diversified consumer services 2.1%
Grand Canyon Education, Inc. (A)	69,940	6,577,158
Hotels, restaurants and leisure 2.6%
Churchill Downs, Inc.	28,238	4,934,873
Chuy's Holdings, Inc. (A)	156,858	3,488,522
Multiline retail 1.0%
Ollie's Bargain Outlet Holdings, Inc. (A)	34,482	3,294,410
Specialty retail 3.2%
Five Below, Inc. (A)	45,023	4,927,767
Lithia Motors, Inc., Class A	20,544	5,114,634
Textiles, apparel and luxury goods 0.6%
Oxford Industries, Inc.	36,664	1,815,968
Consumer staples 1.8%		5,614,970
Food and staples retailing 1.8%
Performance Food Group Company (A)	101,506	3,705,984
PriceSmart, Inc.	29,034	1,908,986
Financials 5.6%		17,889,278
Banks 2.2%
Ameris Bancorp	104,078	2,551,993
Atlantic Union Bankshares Corp.	76,272	1,774,087
Pinnacle Financial Partners, Inc.	70,834	2,829,818
Capital markets 2.1%
Houlihan Lokey, Inc.	79,967	4,686,066
Stifel Financial Corp.	37,734	1,913,491
Consumer finance 0.9%
Encore Capital Group, Inc. (A)	65,640	3,015,502
Diversified financial services 0.0%
NewStar Financial, Inc. (A)(B)	16,196	1,646
Insurance 0.4%
Heritage Insurance Holdings, Inc.	85,569	1,116,675
10	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care 32.9%		$104,932,610
Biotechnology 12.1%
Aimmune Therapeutics, Inc. (A)	164,303	5,622,449
Amicus Therapeutics, Inc. (A)	242,588	3,541,785
Arena Pharmaceuticals, Inc. (A)	57,825	4,037,342
Biohaven Pharmaceutical Holding Company, Ltd. (A)	51,792	3,283,095
Emergent BioSolutions, Inc. (A)	59,100	6,740,355
Global Blood Therapeutics, Inc. (A)	50,387	3,163,296
Oyster Point Pharma, Inc. (A)	83,939	1,910,452
Retrophin, Inc. (A)	183,666	3,598,017
Veracyte, Inc. (A)	120,643	4,018,618
Vericel Corp. (A)	181,753	2,880,785
Health care equipment and supplies 8.2%
AtriCure, Inc. (A)	91,452	4,090,648
Cardiovascular Systems, Inc. (A)	98,044	3,203,097
CryoLife, Inc. (A)	150,857	3,050,329
Globus Medical, Inc., Class A (A)	61,246	3,461,624
Haemonetics Corp. (A)	21,591	1,935,849
ICU Medical, Inc. (A)	18,251	3,654,580
Integra LifeSciences Holdings Corp. (A)	65,184	3,115,143
Quidel Corp. (A)	20,008	3,520,608
Health care providers and services 3.3%
Acadia Healthcare Company, Inc. (A)	47,542	1,469,523
HealthEquity, Inc. (A)	76,890	4,419,637
LHC Group, Inc. (A)	22,881	4,769,316
MedCath Corp. (A)(B)	4,104	2,052
Health care technology 0.8%
HMS Holdings Corp. (A)	86,948	2,424,980
Life sciences tools and services 1.8%
Syneos Health, Inc. (A)	90,174	5,689,979
Pharmaceuticals 6.7%
Catalent, Inc. (A)	77,926	7,208,155
GW Pharmaceuticals PLC, ADR (A)	30,154	3,134,508
Horizon Therapeutics PLC (A)	81,704	6,137,604
Supernus Pharmaceuticals, Inc. (A)	113,104	2,487,157
Zogenix, Inc. (A)	99,773	2,361,627
Industrials 16.7%		53,202,450
Building products 1.6%
Gibraltar Industries, Inc. (A)	63,932	3,992,234
JELD-WEN Holding, Inc. (A)	58,526	1,231,972
Commercial services and supplies 2.2%
Ritchie Brothers Auctioneers, Inc.	122,229	7,144,285
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	11

	Shares	Value
Industrials (continued)
Construction and engineering 0.5%
Dycom Industries, Inc. (A)	24,620	$1,514,376
Electrical equipment 0.5%
Thermon Group Holdings, Inc. (A)	107,072	1,409,068
Machinery 6.5%
Alamo Group, Inc.	23,828	2,642,525
Helios Technologies, Inc.	40,825	1,678,316
John Bean Technologies Corp.	33,755	3,460,225
RBC Bearings, Inc. (A)	32,360	4,272,814
The Shyft Group, Inc.	250,572	5,003,923
Woodward, Inc.	43,990	3,769,503
Professional services 2.5%
Exponent, Inc.	64,449	5,185,244
Forrester Research, Inc. (A)	73,840	2,618,366
Road and rail 0.8%
Knight-Swift Transportation Holdings, Inc.	58,754	2,670,957
Trading companies and distributors 2.1%
SiteOne Landscape Supply, Inc. (A)	52,848	6,608,642
Information technology 19.9%		63,672,976
Communications equipment 0.9%
Viavi Solutions, Inc. (A)	220,525	2,940,701
Electronic equipment, instruments and components 0.8%
Rogers Corp. (A)	23,346	2,645,335
IT services 2.3%
CACI International, Inc., Class A (A)	15,683	3,672,802
Virtusa Corp. (A)	92,195	3,645,390
Semiconductors and semiconductor equipment 4.7%
Cabot Microelectronics Corp.	18,758	2,856,656
Entegris, Inc.	59,240	3,962,564
MACOM Technology Solutions Holdings, Inc. (A)	76,483	2,725,089
Power Integrations, Inc.	52,515	2,939,265
Silicon Laboratories, Inc. (A)	23,770	2,434,286
Software 11.2%
Bottomline Technologies DE, Inc. (A)	46,744	2,226,417
Cerence, Inc. (A)	75,949	4,040,487
HubSpot, Inc. (A)	25,350	7,596,804
Mimecast, Ltd. (A)	124,226	6,116,888
Paylocity Holding Corp. (A)	43,858	6,458,091
Rapid7, Inc. (A)	86,575	5,590,148
The Descartes Systems Group, Inc. (A)	62,708	3,822,053
12	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials 3.3%		$10,439,033
Chemicals 3.3%
Avient Corp.	139,946	3,571,422
Balchem Corp.	38,691	3,780,111
Quaker Chemical Corp.	16,250	3,087,500
Real estate 4.6%		14,849,540
Equity real estate investment trusts 4.6%
Easterly Government Properties, Inc.	123,239	2,981,151
QTS Realty Trust, Inc., Class A	92,490	6,272,672
STAG Industrial, Inc.	173,242	5,595,717

	Yield (%)	Shares	Value
Short-term investments 0.9%			$2,964,678
(Cost $2,964,678)
Short-term funds 0.9%			2,964,678
State Street Institutional Treasury Money Market Fund, Premier Class	0.0335(C)	2,964,678	2,964,678

Total investments (Cost $240,733,430) 100.1%	$319,445,217
Other assets and liabilities, net (0.1%)	(186,655)
Total net assets 100.0%	$319,258,562

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	The rate shown is the annualized seven-day yield as of 8-31-20.
At 8-31-20, the aggregate cost of investments for federal income tax purposes was $241,393,310. Net unrealized appreciation aggregated to $78,051,907, of which $89,242,512 related to gross unrealized appreciation and $11,190,605 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-20

Assets
Unaffiliated investments, at value (Cost $240,733,430)	$319,445,217
Dividends and interest receivable	97,849
Receivable for fund shares sold	25,131
Other assets	71,120
Total assets	319,639,317
Liabilities
Due to custodian	5,869
Payable for fund shares repurchased	213,635
Payable to affiliates
Accounting and legal services fees	17,962
Transfer agent fees	30,543
Distribution and service fees	101
Trustees' fees	164
Other liabilities and accrued expenses	112,481
Total liabilities	380,755
Net assets	$319,258,562
Net assets consist of
Paid-in capital	$250,006,546
Total distributable earnings (loss)	69,252,016
Net assets	$319,258,562

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($271,757,071 ÷ 10,792,754 shares)[1]	$25.18
Class C ($3,585,447 ÷ 148,668 shares)[1]	$24.12
Class I ($9,907,245 ÷ 391,670 shares)	$25.29
Class R1 ($449,280 ÷ 18,056 shares)	$24.88
Class R2 ($55,959 ÷ 2,219 shares)	$25.21 [2]
Class R3 ($88,069 ÷ 3,518 shares)	$25.04 [3]
Class R4 ($59,543 ÷ 2,356 shares)	$25.27
Class R6 ($225,531 ÷ 8,907 shares)	$25.32
Class 1 ($33,130,417 ÷ 1,297,842 shares)	$25.53
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[4]	$26.51

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $25.21 is calculated using Net assets of $55,958.71 and Shares outstanding of 2,219.288.
[3]	Net asset value, offering price and redemption price per share of $25.04 is calculated using Net assets of $88,068.69 and Shares outstanding of 3,517.697.
[4]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-20

Investment income
Dividends	$1,478,916
Interest	52,039
Less foreign taxes withheld	(16,086)
Total investment income	1,514,869
Expenses
Investment management fees	2,186,041
Distribution and service fees	685,575
Accounting and legal services fees	51,537
Transfer agent fees	333,849
Trustees' fees	5,156
Custodian fees	65,797
State registration fees	118,357
Printing and postage	69,412
Professional fees	126,249
Other	26,752
Total expenses	3,668,725
Less expense reductions	(116,836)
Net expenses	3,551,889
Net investment loss	(2,037,020)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	1,134,565
1,134,565
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	48,313,193
48,313,193
Net realized and unrealized gain	49,447,758
Increase in net assets from operations	$47,410,738
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	15

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-20	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(2,037,020)	$854,313
Net realized gain	1,134,565	23,214,100
Change in net unrealized appreciation (depreciation)	48,313,193	(109,920,422)
Increase (decrease) in net assets resulting from operations	47,410,738	(85,852,009)
Distributions to shareholders
From earnings
Class A	(8,902,622)	(46,343,706)
Class C	(142,651)	(1,235,586)
Class I	(342,902)	(1,987,882)
Class R1	(13,318)	(57,184)
Class R2	(1,716)	(9,002)
Class R3	(2,771)	(12,095)
Class R4	(1,758)	(7,668)
Class R5[1]	—	(7,341)
Class R6	(4,472)	(237,404)
Class 1	(1,162,716)	(7,701,038)
Class NAV[1]	—	(25,256,897)
Total distributions	(10,574,926)	(82,855,803)
From fund share transactions	(38,433,584)	(130,280,622)
Total decrease	(1,597,772)	(298,988,434)
Net assets
Beginning of year	320,856,334	619,844,768
End of year	$319,258,562	$320,856,334

[1]	Class R5 and Class NAV shares were fully redeemed on 10-29-19 and 03-13-19, respectively.
16	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$22.20	$31.99	$27.28	$24.38	$25.43
Net investment income (loss)[1]	(0.16)	0.02	0.01	0.01	0.01
Net realized and unrealized gain (loss) on investments	3.92	(5.49)	6.75	2.98	1.15
Total from investment operations	3.76	(5.47)	6.76	2.99	1.16
Less distributions
From net investment income	—	(0.01)	(0.03)	(0.02)	—
From net realized gain	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)
Total distributions	(0.78)	(4.32)	(2.05)	(0.09)	(2.21)
Net asset value, end of period	$25.18	$22.20	$31.99	$27.28	$24.38
Total return (%)[2,3]	17.20	(15.32)	25.66	12.27	5.17
Ratios and supplemental data
Net assets, end of period (in millions)	$272	$264	$352	$297	$299
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26	1.42	1.40	1.42	1.54
Expenses including reductions	1.22	1.20	1.20	1.21	1.22
Net investment income (loss)	(0.72)	0.08	0.02	0.05	0.06
Portfolio turnover (%)	25	73	52	41	49 [4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	17

CLASS C SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$21.45	$31.27	$26.86	$24.15	$25.39
Net investment loss[1]	(0.31)	(0.15)	(0.19)	(0.17)	(0.15)
Net realized and unrealized gain (loss) on investments	3.76	(5.36)	6.62	2.95	1.12
Total from investment operations	3.45	(5.51)	6.43	2.78	0.97
Less distributions
From net realized gain	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)
Net asset value, end of period	$24.12	$21.45	$31.27	$26.86	$24.15
Total return (%)[2,3]	16.33	(15.90)	24.76	11.52	4.38
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$4	$9	$20	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	2.01	2.13	2.10	2.12	2.24
Expenses including reductions	1.97	1.91	1.90	1.91	1.93
Net investment loss	(1.47)	(0.63)	(0.68)	(0.65)	(0.64)
Portfolio turnover (%)	25	73	52	41	49 [4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
18	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$22.24	$32.07	$27.33	$24.41	$25.45
Net investment income (loss)[1]	(0.10)	0.09	0.09	0.10	0.09
Net realized and unrealized gain (loss) on investments	3.93	(5.51)	6.78	2.98	1.15
Total from investment operations	3.83	(5.42)	6.87	3.08	1.24
Less distributions
From net investment income	—	(0.10)	(0.11)	(0.09)	(0.07)
From net realized gain	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)
Total distributions	(0.78)	(4.41)	(2.13)	(0.16)	(2.28)
Net asset value, end of period	$25.29	$22.24	$32.07	$27.33	$24.41
Total return (%)[2]	17.49	(15.08)	26.06	12.61	5.50
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$10	$15	$11	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	1.14	1.11	1.11	1.23
Expenses including reductions	0.97	0.90	0.90	0.90	0.92
Net investment income (loss)	(0.46)	0.38	0.32	0.38	0.37
Portfolio turnover (%)	25	73	52	41	49 [3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	19

CLASS R1 SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$22.03	$31.86	$27.24	$24.35	$25.42
Net investment loss[1]	(0.24)	(0.07)	(0.09)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	3.87	(5.45)	6.74	2.97	1.16
Total from investment operations	3.63	(5.52)	6.65	2.96	1.14
Less distributions
From net investment income	—	—	(0.01)	—	—
From net realized gain	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)
Total distributions	(0.78)	(4.31)	(2.03)	(0.07)	(2.21)
Net asset value, end of period	$24.88	$22.03	$31.86	$27.24	$24.35
Total return (%)[2]	16.73	(15.60)	25.23	12.16	5.09
Ratios and supplemental data
Net assets, end of period (in millions)	$— [3]	$— [3]	$— [3]	$— [3]	$— [3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.65	1.77	1.72	1.52	1.64
Expenses including reductions	1.61	1.55	1.52	1.31	1.42
Net investment loss	(1.11)	(0.27)	(0.29)	(0.04)	(0.07)
Portfolio turnover (%)	25	73	52	41	49 [4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
[4]	Excludes merger activity.
20	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$22.22	$32.02	$27.30	$24.41	$25.44
Net investment income (loss)[1]	(0.15)	0.04	0.04	0.03	0.04
Net realized and unrealized gain (loss) on investments	3.92	(5.49)	6.76	2.98	1.16
Total from investment operations	3.77	(5.45)	6.80	3.01	1.20
Less distributions
From net investment income	—	(0.04)	(0.06)	(0.05)	(0.02)
From net realized gain	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)
Total distributions	(0.78)	(4.35)	(2.08)	(0.12)	(2.23)
Net asset value, end of period	$25.21	$22.22	$32.02	$27.30	$24.41
Total return (%)[2]	17.23	(15.23)	25.78	12.34	5.34
Ratios and supplemental data
Net assets, end of period (in millions)	$— [3]	$— [3]	$— [3]	$— [3]	$— [3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.22	1.33	1.29	1.33	1.39
Expenses including reductions	1.18	1.11	1.09	1.12	1.17
Net investment income (loss)	(0.67)	0.18	0.14	0.13	0.17
Portfolio turnover (%)	25	73	52	41	49 [4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
[4]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	21

CLASS R3 SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$22.12	$31.92	$27.23	$24.35	$25.42
Net investment loss[1]	(0.20)	(0.03)	(0.03)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	3.90	(5.46)	6.74	2.96	1.16
Total from investment operations	3.70	(5.49)	6.71	2.95	1.14
Less distributions
From net investment income	—	—	— [2]	—	—
From net realized gain	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)
Total distributions	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)
Net asset value, end of period	$25.04	$22.12	$31.92	$27.23	$24.35
Total return (%)[3]	16.98	(15.46)	25.50	12.12	5.09
Ratios and supplemental data
Net assets, end of period (in millions)	$— [4]	$— [4]	$— [4]	$— [4]	$— [4]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.46	1.61	1.53	1.53	1.64
Expenses including reductions	1.42	1.39	1.33	1.32	1.42
Net investment loss	(0.92)	(0.11)	(0.10)	(0.06)	(0.07)
Portfolio turnover (%)	25	73	52	41	49 [5]

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
[5]	Excludes merger activity.
22	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$22.23	$32.05	$27.34	$24.41	$25.44
Net investment income (loss)[1]	(0.11)	0.08	0.08	0.12	0.07
Net realized and unrealized gain (loss) on investments	3.93	(5.51)	6.75	2.95	1.16
Total from investment operations	3.82	(5.43)	6.83	3.07	1.23
Less distributions
From net investment income	—	(0.08)	(0.10)	(0.07)	(0.05)
From net realized gain	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)
Total distributions	(0.78)	(4.39)	(2.12)	(0.14)	(2.26)
Net asset value, end of period	$25.27	$22.23	$32.05	$27.34	$24.41
Total return (%)[2]	17.45	(15.11)	25.92	12.55	5.46
Ratios and supplemental data
Net assets, end of period (in millions)	$— [3]	$— [3]	$— [3]	$1	$— [3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15	1.28	1.35	1.27	1.39
Expenses including reductions	1.01	0.96	0.96	0.95	1.07
Net investment income (loss)	(0.51)	0.33	0.27	0.46	0.28
Portfolio turnover (%)	25	73	52	41	49 [4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
[4]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	23

CLASS R6 SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$22.24	$32.07	$27.34	$24.40	$25.46
Net investment income (loss)[1]	(0.08)	0.11	0.12	0.12	0.10
Net realized and unrealized gain (loss) on investments	3.94	(5.51)	6.77	2.99	1.14
Total from investment operations	3.86	(5.40)	6.89	3.11	1.24
Less distributions
From net investment income	—	(0.12)	(0.14)	(0.10)	(0.09)
From net realized gain	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)
Total distributions	(0.78)	(4.43)	(2.16)	(0.17)	(2.30)
Net asset value, end of period	$25.32	$22.24	$32.07	$27.34	$24.40
Total return (%)[2]	17.62	(14.99)	26.16	12.73	5.52
Ratios and supplemental data
Net assets, end of period (in millions)	$— [3]	$— [3]	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	1.03	1.00	1.02	1.14
Expenses including reductions	0.86	0.81	0.80	0.80	0.90
Net investment income (loss)	(0.36)	0.45	0.42	0.46	0.41
Portfolio turnover (%)	25	73	52	41	49 [4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
[4]	Excludes merger activity.
24	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$22.42	$32.29	$27.51	$24.56	$25.59
Net investment income (loss)[1]	(0.09)	0.11	0.11	0.11	0.09
Net realized and unrealized gain (loss) on investments	3.98	(5.56)	6.82	3.01	1.17
Total from investment operations	3.89	(5.45)	6.93	3.12	1.26
Less distributions
From net investment income	—	(0.11)	(0.13)	(0.10)	(0.08)
From net realized gain	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)
Total distributions	(0.78)	(4.42)	(2.15)	(0.17)	(2.29)
Net asset value, end of period	$25.53	$22.42	$32.29	$27.51	$24.56
Total return (%)[2]	17.62	(15.04)	26.10	12.71	5.56
Ratios and supplemental data
Net assets, end of period (in millions)	$33	$42	$59	$56	$55
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94	1.06	1.04	1.05	1.17
Expenses including reductions	0.90	0.84	0.84	0.84	0.95
Net investment income (loss)	(0.39)	0.44	0.38	0.43	0.40
Portfolio turnover (%)	25	73	52	41	49 [3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	25

Notes to financial statements
Note 1—Organization
John Hancock New Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
All Class R5 shares were redeemed on October 29, 2019.
On June 25, 2020, the Board of Trustees approved redesignations of the following share classes, on or about the dates indicated below:
Redesignation	Expected effective date
Class R1 shares as Class R2 shares	October 23, 2020
Class R3 shares as Class R2 shares	October 9, 2020
As a result of the redesignations, the existing Class R1 and Class R3 shares will be terminated, and shareholders currently in these classes will become shareholders of the respective classes identified above, in each case with the same or lower net total expenses.
Effective after the close of business on August 31, 2020, Class R1 and Class R3 were closed to new investors.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
26	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2020, by major security category or type:
	Total value at 8-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$45,879,682	$45,879,682	—	—
Consumer staples	5,614,970	5,614,970	—	—
Financials	17,889,278	17,887,632	—	$1,646
Health care	104,932,610	104,930,558	—	2,052
Industrials	53,202,450	53,202,450	—	—
Information technology	63,672,976	63,672,976	—	—
Materials	10,439,033	10,439,033	—	—
Real estate	14,849,540	14,849,540	—	—
Short-term investments	2,964,678	2,964,678	—	—
Total investments in securities	$319,445,217	$319,441,519	—	$3,698
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	27

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2020, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2020 were $3,420.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
28	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT

For federal income tax purposes, as of August 31, 2020, the fund has a short-term capital loss carryforward of $5,244,533 and a long-term capital loss carryforward of $2,081,209 available to offset future net realized capital gains. This carryforward does not expire.
Qualified late year ordinary losses of $1,474,147 are treated as occurring on September 1, 2020, the first day of the fund’s next taxable year.
As of August 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2020 and 2019 was as follows:
	August 31, 2020	August 31, 2019
Ordinary income	—	$24,400,236
Long-term capital gains	$10,574,926	58,455,567
Total	$10,574,926	$82,855,803
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2020, there were no distributable earnings on a tax basis.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. Effective September 6, 2019, the fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.770% of the first $50 million of the fund’s aggregate daily net assets; (b) 0.740% of the next $50 million of the fund’s aggregate daily net assets; (c) 0.720% of the next $300 million of the fund’s aggregate daily net assets and (d) 0.720% on all asset levels when aggregate net assets exceed $400 million. Aggregate net
ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	29

assets include the net assets of the fund and a portion of the net assets of Small Cap Opportunities Trust, a series of John Hancock Variable Investment Trust, managed by GW&K Investment Management, LLC. Prior to September 6, 2019, the fund paid a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.900% of the first $2 billion of the fund’s aggregate daily net assets; and (b) 0.850% of the fund’s aggregate daily net assets in excess of $2 billion. Aggregate net assets included the net assets of the fund and Small Cap Opportunities Trust, a series of John Hancock Variable Investment Trust. The Advisor has a subadvisory agreement GW&K Investment Management, LLC. Prior to September 6, 2019, the fund also had subadvisory agreements with Brandywine Global Investment Management, LLC and Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor had contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceeded 0.79% of average daily net assets of the fund. For the purpose of this agreement, “expenses of the fund” meant all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees, borrowing costs, prime brokerage fees and short dividend expense. This agreement expired on December 31, 2019.
The Advisor had contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class A, Class C and Class I shares exceeded 1.21%, 1.91% and 0.90%, respectively, of average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class C and Class I shares” meant all expenses of the fund plus class specific expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees, borrowing costs, prime brokerage fees and short dividend expense. This agreement expired on December 31, 2019.
Prior to September 6, 2019, the Advisor had contractually agreed to waive its management fee so that the amount retained by the Advisor after payment of the subadvisory fees did not exceed 0.45% of the fund’s average daily net assets.
For the year ended August 31, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$97,149
Class C	1,563
Class I	4,155
Class R1	144
Class R2	19
Class R3	29
Class	Expense reduction
Class R4	$19
Class R5	5
Class R6	35
Class 1	13,667
Total	$116,785

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
30	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2020, were equivalent to a net annual effective rate of 0.69% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2020, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $51 for Class R4 shares for the year ended August 31, 2020. Class R5 shares were fully redeemed on October 29, 2019.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $49,121 for the year ended August 31, 2020. Of this amount, $7,381 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $41,740 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2020, CDSCs received by the Distributor amounted to $662 and $238 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for
ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	31

recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$628,275	$317,068
Class C	37,050	4,678
Class I	—	12,010
Class R1	2,902	52
Class R2	156	6
Class R3	429	10
Class R4	128	7
Class R5	—	1
Class R6	—	17
Class 1	16,635	—
Total	$685,575	$333,849
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2020 and 2019 were as follows:
	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	184,862	$3,971,741	383,317	$9,046,488
Distributions reinvested	357,663	8,383,614	2,181,016	42,813,326
Repurchased	(1,629,114)	(35,567,362)	(1,678,654)	(39,690,836)
Net increase (decrease)	(1,086,589)	$(23,212,007)	885,679	$12,168,978
Class C shares
Sold	14,622	$297,262	23,624	$554,379
Distributions reinvested	6,174	139,358	48,347	921,498
Repurchased	(79,309)	(1,677,851)	(160,639)	(3,613,473)
Net decrease	(58,513)	$(1,241,231)	(88,668)	$(2,137,596)
32	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT

	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class I shares
Sold	68,728	$1,528,769	117,637	$2,874,371
Distributions reinvested	14,120	331,814	97,633	1,916,539
Repurchased	(136,157)	(2,924,634)	(233,649)	(5,508,527)
Net decrease	(53,309)	$(1,064,051)	(18,379)	$(717,617)
Class R1 shares
Sold	633	$12,929	1,091	$25,594
Distributions reinvested	573	13,318	2,928	57,184
Repurchased	(312)	(6,804)	(41)	(1,082)
Net increase	894	$19,443	3,978	$81,696
Class R2 shares
Sold	102	$2,216	197	$5,167
Distributions reinvested	18	422	91	1,780
Repurchased	(156)	(3,366)	—	—
Net increase (decrease)	(36)	$(728)	288	$6,947
Class R3 shares
Sold	562	$12,936	901	$22,061
Distributions reinvested	63	1,473	251	4,922
Repurchased	(764)	(17,454)	(72)	(1,682)
Net increase (decrease)	(139)	$(3,045)	1,080	$25,301
Class R4 shares
Sold	87	$1,775	507	$11,986
Distributions reinvested	20	466	20	382
Repurchased	(15)	(348)	—	(1)
Net increase	92	$1,893	527	$12,367
Class R5 shares[1]
Repurchased	(1,655)	$(37,673)	—	—
Net decrease	(1,655)	$(37,673)	—	—
Class R6 shares
Sold	6,798	$155,516	2,846	$68,092
Distributions reinvested	190	4,472	12,100	237,404
Repurchased	(835)	(18,440)	(69,059)	(1,673,446)
Net increase (decrease)	6,153	$141,548	(54,113)	$(1,367,950)
ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	33

	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	80,115	$1,727,699	121,720	$3,026,397
Distributions reinvested	49,039	1,162,716	389,335	7,701,038
Repurchased	(712,426)	(15,928,148)	(469,339)	(11,534,099)
Net increase (decrease)	(583,272)	$(13,037,733)	41,716	$(806,664)
Class NAV shares[1]
Sold	—	—	93,479	$2,437,091
Distributions reinvested	—	—	1,287,304	25,256,897
Repurchased	—	—	(7,059,277)	(165,240,072)
Net decrease	—	—	(5,678,494)	$(137,546,084)
Total net decrease	(1,776,374)	$(38,433,584)	(4,906,386)	$(130,280,622)

[1]	Class R5 and Class NAV shares were fully redeemed on 10-29-19 and 03-13-19, respectively.
Affiliates of the fund owned shares of the following classes on August 31, 2020. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.
Fund	% by Class
Class R2	75%
Class R3	47%
Class R4	70%
Class 1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $74,911,387 and $118,848,913, respectively, for the year ended August 31, 2020.
Note 7—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
34	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock New Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock New Opportunities Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2020
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	35

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2020.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund paid $10,574,926 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2020 Form 1099-DIV in early 2021. This will reflect the tax character of all distributions paid in calendar year 2020.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
36	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Gannett Welsh & Kotler, LLC (GW&K)(the Subadvisor) for John Hancock New Opportunities Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the

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1On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the "Order") pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board's May and June meetings were held telephonically in reliance on the Order.

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fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and
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objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group median for the one-, three-, five- and ten-year periods ended December 31, 2019. The Board took into account management's discussion of the factors that contributed to the fund's performance for the benchmark index and peer group median for the one-, three-, five-, and ten-year periods including the impact of past and current market conditions on the fund's strategy and management's outlook for the fund. The Board also took into account recent actions taken to address the fund's performance, including the conversion of the Fund from a multi-managed fund to a single subadvisor fund effective September 6, 2019. In connection with this change, the Board noted that the fund's longer term performance in part reflects that of the previous subadvisers. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

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Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
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(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's businesses, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fees for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significant to the Trust's Advisor and Subadvisor.
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Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report

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prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group median and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including New Opportunities Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, GW&K Investment Management, LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•	Operation of the Fund's Redemption-In-Kind Procedures;
•	Highly Liquid Investment Minimum (HLIM) determination;
•	Compliance with the 15% limit on illiquid investments;
•	Reasonably Anticipated Trade Size (RATS) determination;
•	Security-level liquidity classifications; and
•	Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

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As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

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As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	195
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2005	195
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	195
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	195
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2012	195
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2008	195
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       47

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2012	195
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Massachusetts Women's Forum (since 2018); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2005	195
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2012	195
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Frances G. Rathke,2,* Born: 1960	2020	195
Trustee
Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001-2003); Chief Financial Officer and Secretary, Ben & Jerry's Homemade, Inc. (1989-2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982-1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).

ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       48

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	195
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	195
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	195
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       49

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2018-2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019-2020); Assistant Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2016-2018); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016-2019); Vice President, State Street Global Advisors (2015-2016).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Appointed as Independent Trustee effective as of September 15, 2020.

ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       50

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo

Officers

Andrew G. Arnott
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Trevor Swanberg[2]
Chief Compliance Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

GW & K Investment Management, LLC

Portfolio Managers

Joseph C. Craigen, CFA
Daniel L. Miller, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       51

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock New Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1324534	452A 8/20 10/20

John Hancock

Strategic Income Opportunities Fund

Annual report 8/31/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R Suite) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Despite heightened fears over the coronavirus (COVID-19), which sent markets tumbling during the latter half of February and early March, global financial markets delivered positive returns for the 12-month period ended August 31, 2020.

During the first-quarter sell-off, many investors reacted by exiting higher-risk assets and moving into cash, leading to a liquidity crunch in the fixed-income markets. In response to the sell-off, the U.S. Federal Reserve acted quickly, lowering interest rates to near zero and reinstating quantitative easing, as well as announcing its plans to shore up short-term debt. Many other nations followed suit and credit spreads rebounded off their highs as liquidity concerns eased.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Strategic Income Opportunities Fund

2	Your fund at a glance
5	Manager's discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund's investments
35	Financial statements
39	Financial highlights
45	Notes to financial statements
60	Report of independent registered public accounting firm
61	Tax information
62	Continuation of investment advisory and subadvisory agreements
69	Statement regarding liquidity risk management
72	Trustees and Officers
76	More information

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to maximize total return consisting of current income and capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/2020 (%)

Class A shares (without sales charge)
Bloomberg Barclays U.S. Aggregate Bond Index
Morningstar U.S. multisector bond fund category average
5.01
6.47
2.41
2.87
5.09
3.27
3.51
4.33
4.05
4.55
3.65
4.25
1 year
3 year
5 year
10 year

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Bonds performed well despite pandemic-related volatility

U.S. bonds generated solid gains in a period characterized by extraordinary volatility, due in large part to the COVID-19 pandemic.

The fund underperformed its benchmark

The fund produced a positive return but trailed the performance of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.

Sector allocation detracted the most

An out-of-index position in high-yield corporate bonds, which underperformed during the period, was the largest detractor.

PORTFOLIO COMPOSITION AS OF 8/31/2020 (%)

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       3

QUALITY COMPOSITION AS OF 8/31/2020 (%)

U.S. Government	8.5
Collateralized mortgage obligations - U.S. Government Agency	0.1
AAA	9.3
AA	5.9
A	12.2
BBB	17.9
BB	14.8
B	11.1
CCC & below	0.3
Equity	6.2
Not rated	10.4
Short-term investments and other	3.3

As a percentage of net assets.

Ratings are from Moody's Investors Service, Inc. If not available, we have used Standard & Poor's Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. "Not Rated" securities are those with no ratings available from these agencies. All ratings are as of 8-31-20 and do not reflect subsequent downgrades or upgrades, if any.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       4

Manager's discussion of fund performance

Can you describe the bond market environment during the 12 months ended August 31, 2020?

The broad U.S. bond market posted solid gains in an unprecedented and volatile 12 months. At the beginning of the period, bond market volatility was driven by the continuing trade conflict between the United States and China and uncertainty regarding the outcome of Brexit. However, 2020 brought a different source of volatility—the COVID-19 pandemic, which sent shock waves through the financial markets and led to a broad disruption in global economic activity. Central banks, including the U.S. Federal Reserve (Fed), swiftly slashed interest rates and implemented new waves of quantitative easing. In addition, global governments stepped in with fiscal stimulus programs to aid individuals and small businesses facing economic hardship.

Reflecting the Fed's interest rate cuts, U.S. bond yields declined sharply, leading to positive bond market returns. Sector returns were widely divergent, however—U.S. Treasury bonds and investment-grade corporate securities delivered the best returns, benefiting from a flight to quality, while high-yield corporate bonds posted modest gains.

How did the fund perform?

The fund trailed the performance of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. A position in high-yield corporate bonds, which constituted more than 20% of the portfolio but are not represented in the benchmark, was a key factor in the overall underperformance.

NET CURRENCY EXPOSURE AS OF 8/31/20 (%)		COUNTRY COMPOSITION AS OF 8/31/20 (%)
United States Dollar	81.0	United States	64.5
Euro	8.5	Indonesia	4.4
Canadian Dollar	3.0	Canada	4.4
Indonesian Rupiah	2.5	Supranational	2.3
Japanese Yen	2.0	Luxembourg	2.2
Norwegian Krone	2.0	Norway	1.9
Malaysian Ringgit	1.4	Singapore	1.8
Other Currencies	0.8	Netherlands	1.8
Singapore Dollar	(1.2)	Portugal	1.6
TOTAL	100.0	Malaysia	1.4
		Other countries	13.7
		TOTAL	100.0
As a percentage of net assets.		As a percentage of net assets.
Net currency exposure, after taking into account the effects of forward foreign currency exchange contracts.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       5

The fund's duration positioning also detracted from performance versus the index, as the fund's shorter duration (a measure of interest-rate sensitivity) hindered performance in a declining interest rate environment. However, we mitigated the underperformance through some tactical adjustments—we lengthened the fund's duration in early 2020, before the pandemic-driven rally, and then shortened it back to previous levels after the substantial decline in interest rates.

On the positive side, the fund's foreign currency exposure added value, particularly in the latter half of the period. We increased the fund's currency exposure to more than 20% of the portfolio in early 2020 after a prolonged period of U.S. dollar outperformance. The Fed rate cuts and U.S. economic weakness brought about by the pandemic weighed on the dollar, contributing to the favorable performance of our foreign currency positions.

Did you make any changes to the portfolio in response to the pandemic?

We took advantage of market dislocations to selectively increase the fund's position in high-yield corporate bonds, with an emphasis on the higher-quality part of the sector. We also reduced the fund's exposure to emerging markets given their uncertain outlook. As mentioned before, we shortened the fund's duration as there is little room for rates to fall further. Finally, we added to the fund's foreign currency exposure, particularly in developed-market currencies such as the euro, the Canadian dollar, and the Norwegian krone; however, we have trimmed these positions toward the end of the period after a spate of strong performance.

MANAGED BY

Daniel S. Janis III, Manulife IM (US)
Thomas C. Goggins, Manulife IM (US)
Kisoo Park, Manulife IM (US)
Christopher M. Chapman, CFA, Manulife IM (US)

The views expressed in this report are exclusively those of Daniel S. Janis III, Manulife Investment Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       6

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	5-year	10-year	as of 8-31-20	as of 8-31-20
Class A	0.85	2.67	4.12	14.09	49.73	1.62	1.59
Class C	3.38	2.81	3.83	14.87	45.58	0.99	0.96
Class I2	5.42	3.84	4.88	20.75	61.03	1.98	1.95
Class R2[2,3]	4.92	3.44	4.56	18.41	56.23	1.61	1.58
Class R6[2,3]	5.54	3.95	4.97	21.40	62.38	2.09	2.06
Class NAV[2]	5.56	3.97	5.00	21.46	62.92	2.10	2.07
Index†	6.47	4.33	3.65	23.60	43.14	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report.Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.11	1.81	0.81	1.20	0.70	0.69
Net (%)	1.08	1.78	0.78	1.17	0.67	0.66

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Strategic Income Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C4	8-31-10	14,558	14,558	14,314
Class I2	8-31-10	16,103	16,103	14,314
Class R2[2,3]	8-31-10	15,623	15,623	14,314
Class R6[2,3]	8-31-10	16,238	16,238	14,314
Class NAV[2]	8-31-10	16,292	16,292	14,314

The values shown in the chart for "Class A shares with maximum sales charge" have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or foreign currency impact, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. The returns prior to these dates are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       8

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2020, with the same investment held until August 31, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2020, with the same investment held until August 31, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2020	Ending value on 8-31-2020	Expenses paid during period ended 8-31-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,038.50	$5.53	1.08%
	Hypothetical example	1,000.00	1,019.70	5.48	1.08%
Class C	Actual expenses/actual returns	1,000.00	1,035.80	9.11	1.78%
	Hypothetical example	1,000.00	1,016.20	9.02	1.78%
Class I	Actual expenses/actual returns	1,000.00	1,041.00	4.00	0.78%
	Hypothetical example	1,000.00	1,021.20	3.96	0.78%
Class R2	Actual expenses/actual returns	1,000.00	1,038.10	5.89	1.15%
	Hypothetical example	1,000.00	1,019.40	5.84	1.15%
Class R6	Actual expenses/actual returns	1,000.00	1,040.60	3.39	0.66%
	Hypothetical example	1,000.00	1,021.80	3.35	0.66%
Class NAV	Actual expenses/actual returns	1,000.00	1,040.70	3.33	0.65%
	Hypothetical example	1,000.00	1,021.90	3.30	0.65%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
10	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT

Fund’s investments
AS OF 8-31-20
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 8.5%					$396,137,187
(Cost $333,937,905)
U.S. Government 8.5%					396,137,187
U.S. Treasury
Bond	2.000	02-15-50		18,000,000	20,258,438
Bond	2.750	11-15-42		47,440,000	60,313,659
Bond	3.000	02-15-49		62,535,000	85,064,700
Bond	3.125	02-15-43		8,482,000	11,419,555
Bond	4.375	02-15-38		40,125,000	61,497,832
Note	0.250	06-30-25		18,000,000	17,990,156
Note	1.125	02-28-22		7,840,000	7,954,231
Note	2.000	11-15-26		12,370,000	13,569,793
Note	2.375	02-29-24		9,515,000	10,240,519
Note	2.375	04-30-26		13,800,000	15,360,586
Note	2.375	05-15-29		36,715,000	42,159,146
Note	2.625	02-15-29		19,455,000	22,684,074

Treasury Inflation Protected Security	0.125	01-15-30		24,719,909	27,624,498
Foreign government obligations 17.6%					$821,090,695
(Cost $799,981,015)
Australia 0.4%					16,279,824
Commonwealth of Australia	0.250	11-21-24	AUD	7,240,000	5,314,862
New South Wales Treasury Corp.	1.000	02-08-24	AUD	14,565,000	10,964,962
Austria 0.3%					13,604,242
Republic of Austria (A)	0.500	02-20-29	EUR	10,675,000	13,604,242
Canada 2.3%					107,154,850
Canada Housing Trust No. 1 (A)	1.950	12-15-25	CAD	38,175,000	31,195,884
Export Development Canada	2.400	06-07-21	AUD	4,145,000	3,106,813
Government of Canada	1.500	09-01-24	CAD	30,820,000	24,719,561
Province of Ontario	2.900	06-02-28	CAD	13,400,000	11,654,153
Province of Ontario	3.450	06-02-45	CAD	11,995,000	11,652,443
Province of Quebec	0.200	04-07-25	EUR	9,160,000	11,133,641
Province of Quebec	1.500	12-15-23	GBP	5,130,000	7,100,689
Province of Quebec	3.000	09-01-23	CAD	8,000,000	6,591,666
China 0.1%					2,541,786
Republic of China	1.990	04-09-25	CNY	18,140,000	2,541,786
Colombia 0.3%					12,836,520
Republic of Colombia	4.000	02-26-24		12,000,000	12,836,520
Greece 0.4%					19,891,018
Republic of Greece (A)	1.500	06-18-30	EUR	7,335,000	9,069,785
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	11

	Rate (%)	Maturity date		Par value^	Value
Greece (continued)
Republic of Greece (A)	2.000	04-22-27	EUR	8,435,000	$10,821,233
India 0.1%					5,133,879
Republic of India	6.450	10-07-29	INR	373,000,000	5,133,879
Indonesia 3.1%					145,586,341
Perusahaan Penerbit SBSN Indonesia III (A)	4.150	03-29-27		10,060,000	11,351,100
Republic of Indonesia (A)	2.150	07-18-24	EUR	6,000,000	7,489,520
Republic of Indonesia (A)	2.625	06-14-23	EUR	11,010,000	13,827,972
Republic of Indonesia	3.850	10-15-30		7,180,000	8,227,490
Republic of Indonesia	6.125	05-15-28	IDR	61,045,000,000	4,056,238
Republic of Indonesia	6.500	06-15-25	IDR	386,733,000,000	27,655,112
Republic of Indonesia	6.625	05-15-33	IDR	93,981,000,000	6,146,628
Republic of Indonesia	7.000	05-15-27	IDR	72,700,000,000	5,173,057
Republic of Indonesia	7.000	09-15-30	IDR	243,389,000,000	16,863,828
Republic of Indonesia	7.500	08-15-32	IDR	23,093,000,000	1,616,969
Republic of Indonesia	7.500	06-15-35	IDR	61,272,000,000	4,245,808
Republic of Indonesia	7.500	05-15-38	IDR	62,856,000,000	4,335,821
Republic of Indonesia	8.125	05-15-24	IDR	45,206,000,000	3,383,659
Republic of Indonesia	8.250	05-15-29	IDR	57,894,000,000	4,345,678
Republic of Indonesia	8.375	03-15-24	IDR	83,418,000,000	6,287,740
Republic of Indonesia	8.375	09-15-26	IDR	81,815,000,000	6,276,130
Republic of Indonesia	8.750	05-15-31	IDR	111,458,000,000	8,582,730
Republic of Indonesia	9.000	03-15-29	IDR	73,235,000,000	5,720,861
Ireland 0.5%					22,165,469
Republic of Ireland	3.400	03-18-24	EUR	16,300,000	22,165,469
Italy 0.8%					37,011,086
Republic of Italy (A)	1.850	07-01-25	EUR	19,430,000	24,660,471
Republic of Italy (A)	4.750	08-01-23	EUR	9,120,000	12,350,615
Japan 1.0%					46,388,498
Government of Japan	0.100	06-20-25	JPY	4,873,050,000	46,388,498
Malaysia 1.4%					65,452,549
Government of Malaysia	3.733	06-15-28	MYR	24,975,000	6,485,463
Government of Malaysia	3.828	07-05-34	MYR	22,120,000	5,731,369
Government of Malaysia	3.844	04-15-33	MYR	57,566,000	14,956,519
Government of Malaysia	3.882	03-14-25	MYR	36,535,000	9,436,438
Government of Malaysia	3.899	11-16-27	MYR	43,417,000	11,409,644
Government of Malaysia	4.059	09-30-24	MYR	37,710,000	9,745,963
Government of Malaysia	4.160	07-15-21	MYR	31,363,000	7,687,153
Mexico 0.2%					9,474,504
Government of Mexico	7.750	05-29-31	MXN	183,470,000	9,474,504
12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Norway 1.0%					$46,463,027
Kingdom of Norway (A)	2.000	05-24-23	NOK	196,500,000	23,528,140
Kingdom of Norway (A)	3.750	05-25-21	NOK	195,085,000	22,934,887
Philippines 0.8%					35,159,498
Republic of the Philippines	0.875	05-17-27	EUR	17,540,000	20,822,486
Republic of the Philippines	4.950	01-15-21	PHP	215,590,000	4,463,031
Republic of the Philippines	6.250	01-14-36	PHP	373,000,000	9,873,981
Portugal 1.6%					75,236,970
Republic of Portugal (A)	0.475	10-18-30	EUR	21,270,000	25,495,515
Republic of Portugal (A)	0.700	10-15-27	EUR	4,525,000	5,615,765
Republic of Portugal (A)	3.850	04-15-21	EUR	17,380,000	21,315,099
Republic of Portugal (A)	5.125	10-15-24		19,575,000	22,810,591
Qatar 0.3%					14,184,640
State of Qatar (A)	4.000	03-14-29		6,955,000	8,133,789
State of Qatar (A)	4.817	03-14-49		4,425,000	6,050,851
Saudi Arabia 0.1%					6,031,628
Kingdom of Saudi Arabia (A)	2.900	10-22-25		5,690,000	6,031,628
Singapore 0.9%					43,765,918
Republic of Singapore	1.750	04-01-22	SGD	28,740,000	21,617,229
Republic of Singapore	1.875	03-01-50	SGD	26,057,000	22,148,689
Spain 0.5%					22,441,070
Kingdom of Spain (A)	0.250	07-30-24	EUR	9,125,000	11,114,391
Kingdom of Spain (A)	0.800	07-30-27	EUR	9,040,000	11,326,679
Sweden 0.4%					20,914,797
Kingdom of Sweden (A)	0.125	04-24-23	EUR	17,240,000	20,914,797
United Arab Emirates 0.8%					38,046,422
Government of Abu Dhabi (A)	0.750	09-02-23		5,855,000	5,847,775
Government of Abu Dhabi (A)	1.700	03-02-31		9,705,000	9,644,499
Government of Abu Dhabi (A)	2.500	04-16-25		8,005,000	8,484,900
Government of Abu Dhabi (A)	3.125	04-16-30		7,880,000	8,817,436
Government of Abu Dhabi (A)	3.875	04-16-50		4,315,000	5,251,812
United Kingdom 0.3%					15,326,159
Government of United Kingdom	0.500	07-22-22	GBP	10,345,000	13,974,561

Government of United Kingdom	3.750	09-07-20	GBP	1,010,000	1,351,598
Corporate bonds 54.3%					$2,532,538,620
(Cost $2,430,640,957)
Communication services 8.4%					389,963,064
Diversified telecommunication services 0.8%
Cellnex Telecom SA	1.875	06-26-29	EUR	3,500,000	4,234,517
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
GCI LLC (A)	6.625	06-15-24	17,005,000	$17,940,275
Verizon Communications, Inc.	4.329	09-21-28	10,654,000	12,906,350
Entertainment 1.2%
Lions Gate Capital Holdings LLC (A)	5.875	11-01-24	5,635,000	5,677,263
Lions Gate Capital Holdings LLC (A)	6.375	02-01-24	16,135,000	16,498,038
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	8,025,000	7,591,128
Netflix, Inc. (A)	3.625	06-15-25	12,500,000	13,187,500
Netflix, Inc. (A)	5.375	11-15-29	9,335,000	11,225,338
Interactive media and services 0.7%
Alphabet, Inc.	1.100	08-15-30	7,995,000	7,950,788
ANGI Group LLC (A)	3.875	08-15-28	6,920,000	7,009,822
Match Group Holdings II LLC (A)	4.125	08-01-30	7,915,000	8,290,963
TripAdvisor, Inc. (A)	7.000	07-15-25	8,295,000	8,751,225
Twitter, Inc. (A)	3.875	12-15-27	2,269,000	2,394,249
Media 5.2%
Altice Financing SA (A)	7.500	05-15-26	16,020,000	17,096,544
Altice France SA (A)	7.375	05-01-26	5,705,000	6,056,713
CCO Holdings LLC (A)	4.500	08-15-30	9,050,000	9,604,313
CCO Holdings LLC (A)	4.750	03-01-30	12,410,000	13,332,684
CCO Holdings LLC (A)	5.125	05-01-27	16,345,000	17,407,752
CCO Holdings LLC (A)	5.750	02-15-26	4,575,000	4,794,875
Charter Communications Operating LLC	5.125	07-01-49	15,905,000	18,547,460
Charter Communications Operating LLC	5.750	04-01-48	7,045,000	8,799,920
CSC Holdings LLC (A)	4.625	12-01-30	7,420,000	7,588,508
CSC Holdings LLC (A)	5.375	02-01-28	10,225,000	10,904,707
CSC Holdings LLC (A)	5.500	05-15-26	4,536,000	4,758,083
CSC Holdings LLC (A)	5.500	04-15-27	12,580,000	13,416,067
CSC Holdings LLC (A)	5.750	01-15-30	21,015,000	22,906,350
CSC Holdings LLC	5.875	09-15-22	8,930,000	9,465,800
CSC Holdings LLC (A)	7.500	04-01-28	13,955,000	15,664,488
DISH DBS Corp.	5.875	07-15-22	9,270,000	9,784,485
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	15,810,000	16,956,225
Sirius XM Radio, Inc. (A)	5.375	07-15-26	7,830,000	8,192,138
Virgin Media Finance PLC (A)	5.000	07-15-30	7,640,000	7,866,908
Virgin Media Secured Finance PLC (A)	5.500	05-15-29	2,515,000	2,719,344
WMG Acquisition Corp. (A)	5.500	04-15-26	16,304,000	16,956,160
14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Wireless telecommunication services 0.5%
T-Mobile USA, Inc. (A)	3.750	04-15-27		6,760,000	$7,644,952
T-Mobile USA, Inc.	4.500	02-01-26		7,775,000	8,026,210
T-Mobile USA, Inc.	6.500	01-15-26		7,465,000	7,814,922
Consumer discretionary 5.6%					260,144,027
Automobiles 1.0%
BMW Finance NV	1.000	11-14-24	EUR	4,785,000	5,922,599
Ford Motor Company	8.500	04-21-23		9,865,000	10,904,820
Ford Motor Credit Company LLC	2.979	08-03-22		4,400,000	4,369,750
Ford Motor Credit Company LLC	3.087	01-09-23		2,905,000	2,887,280
Ford Motor Credit Company LLC	3.350	11-01-22		4,100,000	4,093,973
Ford Motor Credit Company LLC	3.370	11-17-23		8,195,000	8,237,696
Ford Motor Credit Company LLC	4.250	09-20-22		3,320,000	3,372,290
General Motors Company	6.125	10-01-25		6,990,000	8,202,906
Diversified consumer services 0.7%
Duke University	2.682	10-01-44		14,330,000	15,271,585
Graham Holdings Company (A)	5.750	06-01-26		8,885,000	9,418,100
University of Notre Dame du Lac	1.637	02-15-30		5,560,000	5,677,117
Hotels, restaurants and leisure 2.7%
ESH Hospitality, Inc. (A)(B)	5.250	05-01-25		11,765,000	11,941,475
Hilton Worldwide Finance LLC	4.625	04-01-25		7,730,000	7,807,300
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.000	06-01-24		7,943,000	8,195,429
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.250	06-01-26		16,567,000	17,188,263
New Red Finance, Inc. (A)	3.875	01-15-28		11,545,000	11,833,625
New Red Finance, Inc. (A)	4.250	05-15-24		14,920,000	15,199,750
New Red Finance, Inc. (A)	5.000	10-15-25		17,080,000	17,539,623
New Red Finance, Inc. (A)	5.750	04-15-25		6,695,000	7,146,913
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28		6,920,000	6,973,284
Yum! Brands, Inc. (A)	4.750	01-15-30		19,625,000	21,636,563
Household durables 0.6%
Lennar Corp.	4.500	04-30-24		4,245,000	4,552,763
Lennar Corp.	4.750	11-29-27		18,295,000	20,856,300
Lennar Corp.	5.875	11-15-24		3,190,000	3,564,825
Internet and direct marketing retail 0.6%
Expedia Group, Inc.	3.800	02-15-28		16,295,000	16,263,760
Expedia Group, Inc.	5.000	02-15-26		5,137,000	5,428,814
Expedia Group, Inc. (A)	6.250	05-01-25		5,150,000	5,657,224
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	15

	Rate (%)	Maturity date		Par value^	Value
Consumer staples 2.6%					$120,719,199
Beverages 0.2%
Diageo Finance PLC	1.875	03-27-27	EUR	1,536,000	2,039,595
Molson Coors Beverage Company	1.250	07-15-24	EUR	4,750,000	5,685,966
Food products 2.3%
JBS Investments II GmbH (A)	7.000	01-15-26		11,145,000	12,050,197
Kraft Heinz Foods Company	3.000	06-01-26		15,280,000	15,931,026
Kraft Heinz Foods Company (A)	3.750	04-01-30		2,265,000	2,419,724
Kraft Heinz Foods Company (A)	3.875	05-15-27		2,905,000	3,106,247
Kraft Heinz Foods Company	3.950	07-15-25		3,645,000	3,964,495
Kraft Heinz Foods Company (A)	4.250	03-01-31		8,845,000	9,772,708
NBM US Holdings, Inc. (A)	7.000	05-14-26		2,929,000	3,120,820
Post Holdings, Inc. (A)	5.000	08-15-26		15,995,000	16,599,611
Post Holdings, Inc. (A)	5.500	12-15-29		3,230,000	3,540,726
Post Holdings, Inc. (A)	5.625	01-15-28		14,510,000	15,511,916
Post Holdings, Inc. (A)	5.750	03-01-27		21,395,000	22,598,469
Personal products 0.1%
Natura Cosmeticos SA (A)(B)	5.375	02-01-23		4,245,000	4,377,699
Energy 5.6%					259,287,353
Oil, gas and consumable fuels 5.6%
Aker BP ASA (A)	3.750	01-15-30		11,235,000	11,173,755
Aker BP ASA (A)	4.750	06-15-24		8,220,000	8,467,294
Aker BP ASA (A)	5.875	03-31-25		590,000	618,100
Enbridge, Inc.	4.250	12-01-26		16,420,000	18,977,072
Enterprise Products Operating LLC	3.125	07-31-29		15,990,000	17,447,367
EOG Resources, Inc.	4.375	04-15-30		4,995,000	5,975,712
Indika Energy Capital III Pte, Ltd. (A)(B)	5.875	11-09-24		13,160,000	12,406,988
Kinder Morgan, Inc.	4.300	06-01-25		5,250,000	5,959,824
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		13,090,000	13,277,693
Occidental Petroleum Corp.	2.700	08-15-22		3,735,000	3,672,159
Occidental Petroleum Corp.	2.900	08-15-24		5,405,000	4,972,600
Occidental Petroleum Corp.	3.500	06-15-25		5,345,000	4,863,950
Occidental Petroleum Corp.	3.500	08-15-29		7,480,000	6,432,800
Pertamina Persero PT (A)	3.650	07-30-29		3,440,000	3,663,600
Pertamina Persero PT (A)	4.300	05-20-23		9,830,000	10,517,409
Petrobras Global Finance BV (A)	5.093	01-15-30		24,014,000	24,998,574
Petrobras Global Finance BV	5.750	02-01-29		10,230,000	11,242,770
Petrobras Global Finance BV	5.999	01-27-28		2,760,000	3,060,840
Petrobras Global Finance BV	6.900	03-19-49		13,075,000	15,087,635
Petroleos del Peru SA (A)	5.625	06-19-47		8,126,000	9,913,720
Saudi Arabian Oil Company (A)	3.500	04-16-29		9,115,000	10,023,017
16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Saudi Arabian Oil Company (A)	4.250	04-16-39		7,050,000	$8,178,625
Saudi Arabian Oil Company (A)	4.375	04-16-49		5,805,000	7,013,854
Suncor Energy, Inc.	3.100	05-15-25		5,940,000	6,505,258
The Williams Companies, Inc.	3.750	06-15-27		4,015,000	4,431,738
The Williams Companies, Inc.	4.500	11-15-23		6,110,000	6,751,613
The Williams Companies, Inc.	4.550	06-24-24		10,278,000	11,543,819
TransCanada PipeLines, Ltd.	4.250	05-15-28		5,195,000	6,057,398
Valero Energy Corp. (B)	3.400	09-15-26		5,490,000	6,052,169
Financials 13.5%					628,485,213
Banks 9.0%
Asian Development Bank	5.000	03-09-22	AUD	11,300,000	8,922,223
Banco Actinver SA (A)	4.800	12-18-32		2,360,000	1,657,900
Banco Actinver SA (A)	9.500	12-18-32	MXN	138,600,000	4,623,800
Bank of America Corp. (1.319% to 6-19-25, then SOFR + 1.150%)	1.319	06-19-26		13,450,000	13,619,814
Bank of America Corp. (2.884% to 10-22-29, then 3 month LIBOR + 1.190%)	2.884	10-22-30		5,645,000	6,135,285
Bank of America Corp.	6.110	01-29-37		5,134,000	7,356,991
Bank of America NA	6.000	10-15-36		1,656,000	2,390,994
BNG Bank NV	0.250	06-07-24	EUR	6,700,000	8,184,898
CIT Group, Inc. (5.800% to 6-15-22, then 3 month LIBOR + 3.972%) (C)	5.800	06-15-22		2,085,000	1,690,810
Citigroup, Inc. (3 month EURIBOR + 0.500%) (D)	0.111	03-21-23	EUR	10,835,000	12,936,388
Citigroup, Inc. (3 month BBSW + 1.550%) (D)	1.650	05-04-21	AUD	13,996,000	10,393,888
Citigroup, Inc. (1.678% to 5-15-23, then SOFR + 1.667%)	1.678	05-15-24		10,495,000	10,761,688
Citigroup, Inc.	4.125	07-25-28		7,335,000	8,424,113
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(C)	7.875	01-23-24		2,020,000	2,254,764
European Investment Bank (SONIA + 0.350%) (D)	0.408	06-29-23	GBP	6,180,000	8,295,729
European Investment Bank	1.500	05-12-22	NOK	117,270,000	13,682,850
First Horizon Bank	5.750	05-01-30		10,785,000	12,193,462
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	15,730,000	12,703,270
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	17

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
International Bank for Reconstruction & Development	2.800	01-13-21	AUD	10,970,000	$8,166,159
International Bank for Reconstruction & Development	3.375	01-25-22	NZD	13,998,000	9,842,929
International Bank for Reconstruction & Development	3.500	01-22-21	NZD	13,130,000	8,952,055
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	12,620,000	8,906,432
International Bank for Reconstruction & Development	7.450	08-20-21	IDR	32,325,000,000	2,265,691
International Finance Corp. (E)	0.375	09-10-25	NZD	12,980,000	8,685,127
JPMorgan Chase & Co. (2.005% to 3-13-25, then SOFR + 1.585%)	2.005	03-13-26		4,645,000	4,844,687
JPMorgan Chase & Co. (2.083% to 4-22-25, then SOFR + 1.850%)	2.083	04-22-26		16,805,000	17,634,529
KfW	2.125	08-15-23	EUR	15,415,000	19,863,867
Lloyds Banking Group PLC (7.500% to 9-27-25, then 5 Year U.S. Swap Rate + 4.496%) (B)(C)	7.500	09-27-25		13,530,000	14,885,706
National Bank of Canada (A)	2.150	10-07-22		7,805,000	8,069,045
Natwest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (C)	6.000	12-29-25		9,350,000	9,849,945
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (D)	0.660	06-21-23	NOK	88,000,000	10,115,613
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (D)	0.710	06-19-24	NOK	110,000,000	12,651,190
Nordic Investment Bank	1.500	01-24-22	NOK	58,000,000	6,733,403
Popular, Inc.	6.125	09-14-23		17,095,000	18,184,806
Societe Generale SA (8.000% to 9-29-25, then 5 Year ICE Swap Rate + 5.873%) (A)(C)	8.000	09-29-25		6,640,000	7,553,000
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750	12-15-25		18,875,000	18,780,625
Truist Financial Corp.	3.875	03-19-29		7,330,000	8,490,376
U.S. Bancorp	0.850	06-07-24	EUR	31,085,000	38,107,811
U.S. Bancorp	3.375	02-05-24		5,956,000	6,512,261
U.S. Bank NA	2.800	01-27-25		6,638,000	7,242,609
Wells Fargo & Company (3 month BBSW + 1.320%) (D)	1.422	07-27-21	AUD	9,035,000	6,707,647
18	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company	3.250	04-27-22	AUD	12,300,000	$9,420,201
Zions Bancorp NA (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (C)	5.800	06-15-23		2,254,000	2,163,220
Capital markets 1.4%
Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) (C)	6.000	10-30-25		21,000,000	18,873,750
MSCI, Inc. (A)	3.625	09-01-30		3,820,000	4,007,409
MSCI, Inc. (A)	3.875	02-15-31		7,110,000	7,509,938
MSCI, Inc. (A)	4.000	11-15-29		4,680,000	5,007,600
MSCI, Inc. (A)	4.750	08-01-26		2,990,000	3,109,600
Stifel Financial Corp.	4.000	05-15-30		8,325,000	8,926,263
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	7,713,000	9,452,253
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	2,510,000	3,303,918
The Goldman Sachs Group, Inc.	3.375	03-27-25	EUR	1,960,000	2,640,003
Diversified financial services 1.6%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	7,150,000	10,698,332
Berkshire Hathaway, Inc.	0.000	03-12-25	EUR	10,945,000	13,006,726
European Financial Stability Facility	0.125	10-17-23	EUR	13,115,000	15,965,123
European Financial Stability Facility	1.875	05-23-23	EUR	2,500,000	3,184,022
GE Capital Funding LLC (A)	4.400	05-15-30		8,105,000	8,542,946
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	109,135,000	22,709,483
Insurance 1.2%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		18,365,000	26,229,416
Chubb INA Holdings, Inc.	0.300	12-15-24	EUR	9,990,000	11,932,330
DB Insurance Company, Ltd.	3.492	05-25-24	KRW	10,000,000,000	8,802,836
DB Insurance Company, Ltd.	3.865	05-25-27	KRW	10,000,000,000	9,103,789
Thrifts and mortgage finance 0.3%
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27		13,790,000	14,621,675
Health care 5.4%					254,155,390
Health care equipment and supplies 0.7%
Becton Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	8,910,000	10,812,981
DH Europe Finance II Sarl	0.450	03-18-28	EUR	18,445,000	21,846,146
Health care providers and services 2.6%
Ascension Health	2.532	11-15-29		6,475,000	7,244,523
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	19

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Banner Health	2.338	01-01-30		7,345,000	$7,697,453
Centene Corp.	3.375	02-15-30		7,775,000	8,086,000
Centene Corp. (A)	5.250	04-01-25		3,065,000	3,179,938
HCA, Inc.	3.500	09-01-30		31,781,000	33,329,615
HCA, Inc.	4.125	06-15-29		15,255,000	17,555,378
HCA, Inc.	5.375	02-01-25		15,280,000	17,207,572
Rede D'or Finance Sarl (A)	4.500	01-22-30		7,890,000	7,732,200
Select Medical Corp. (A)	6.250	08-15-26		20,250,000	21,753,968
Life sciences tools and services 0.4%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	6,585,000	7,919,578
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	3,288,000	4,028,203
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	4,947,000	6,273,783
Pharmaceuticals 1.7%
Allergan Funding SCS	1.250	06-01-24	EUR	6,760,000	8,101,066
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	4,949,983
Bausch Health Companies, Inc. (A)	5.000	01-30-28		14,605,000	14,385,925
Bausch Health Companies, Inc. (A)	5.250	01-30-30		24,810,000	24,660,892
Bausch Health Companies, Inc. (A)	5.500	11-01-25		5,520,000	5,697,744
Bausch Health Companies, Inc. (A)	5.875	05-15-23		1,356,000	1,356,000
Bausch Health Companies, Inc. (A)	6.125	04-15-25		2,766,000	2,845,523
Bausch Health Companies, Inc. (A)	6.250	02-15-29		10,585,000	11,065,030
Bausch Health Companies, Inc. (A)	9.000	12-15-25		5,870,000	6,425,889
Industrials 4.3%					203,116,781
Aerospace and defense 0.6%
Airbus SE	1.625	06-09-30	EUR	2,740,000	3,352,349
The Boeing Company	5.040	05-01-27		11,170,000	12,290,755
The Boeing Company	5.150	05-01-30		10,560,000	11,823,668
Airlines 0.8%
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		6,040,000	5,341,286
Delta Air Lines 2020-1 Class AA Pass Through Trust	2.000	06-10-28		6,185,000	6,000,246
Delta Air Lines, Inc.	2.900	10-28-24		7,330,000	6,730,772
Delta Air Lines, Inc.	3.400	04-19-21		6,685,000	6,700,566
Delta Air Lines, Inc. (A)	7.000	05-01-25		12,595,000	13,788,050
20	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Building products 0.2%
Owens Corning	3.950	08-15-29		6,190,000	$7,001,366
Commercial services and supplies 0.2%
Cimpress PLC (A)	7.000	06-15-26		10,985,000	10,930,075
Construction and engineering 0.6%
AECOM	5.125	03-15-27		9,802,000	10,748,383
AECOM	5.875	10-15-24		9,935,000	11,065,106
HC2 Holdings, Inc. (A)	11.500	12-01-21		6,506,000	6,066,845
Marine 0.2%
Pelabuhan Indonesia II PT (A)	4.250	05-05-25		10,110,000	10,994,625
Professional services 0.1%
CoStar Group, Inc. (A)	2.800	07-15-30		5,780,000	6,076,572
Road and rail 0.5%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		7,580,000	7,677,327
Uber Technologies, Inc. (A)	8.000	11-01-26		13,455,000	14,256,783
Trading companies and distributors 0.7%
BOC Aviation, Ltd. (3 month LIBOR + 1.050%) (A)(D)	1.301	05-02-21		3,715,000	3,701,700
BOC Aviation, Ltd. (A)	2.750	09-18-22		11,775,000	12,027,927
United Rentals North America, Inc.	4.000	07-15-30		7,765,000	8,114,425
United Rentals North America, Inc.	4.875	01-15-28		7,050,000	7,495,701
Transportation infrastructure 0.4%
Adani Ports & Special Economic Zone, Ltd. (A)	3.950	01-19-22		4,968,000	5,079,654
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27		3,885,000	3,980,817
Jasa Marga Persero Tbk PT (A)	7.500	12-11-20	IDR	114,350,000,000	7,659,333
JSL Europe SA (A)	7.750	07-26-24		4,070,000	4,212,450
Information technology 1.9%					90,926,537
IT services 0.5%
Fidelity National Information Services, Inc.	1.000	12-03-28	EUR	4,800,000	5,851,577
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	9,625,000	12,223,204
Fiserv, Inc.	1.125	07-01-27	EUR	3,495,000	4,299,435
Semiconductors and semiconductor equipment 0.6%
Broadcom Corp.	3.875	01-15-27		3,955,000	4,382,666
Broadcom, Inc.	4.150	11-15-30		10,705,000	12,039,755
Broadcom, Inc.	4.750	04-15-29		11,240,000	13,148,140
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	21

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software 0.3%
Camelot Finance SA (A)	4.500	11-01-26		4,330,000	$4,480,338
SS&C Technologies, Inc. (A)	5.500	09-30-27		11,675,000	12,505,093
Technology hardware, storage and peripherals 0.5%
Apple, Inc.	0.875	05-24-25	EUR	9,831,000	12,271,739
Dell International LLC (A)	8.350	07-15-46		7,209,000	9,724,590
Materials 2.6%					120,412,718
Chemicals 0.2%
Braskem Netherlands Finance BV (A)	4.500	01-10-28		2,154,000	2,102,843
Ecolab, Inc.	1.000	01-15-24	EUR	4,270,000	5,256,301
Construction materials 0.1%
St. Mary's Cement, Inc. (A)	5.750	01-28-27		4,140,000	4,678,200
Containers and packaging 1.8%
Ball Corp.	2.875	08-15-30		5,485,000	5,472,933
Ball Corp.	4.000	11-15-23		16,060,000	17,063,750
Ball Corp.	4.875	03-15-26		9,415,000	10,544,800
Ball Corp.	5.250	07-01-25		14,545,000	16,483,412
Berry Global, Inc. (A)	5.625	07-15-27		7,670,000	8,111,025
Crown Americas LLC	4.250	09-30-26		1,490,000	1,584,049
Crown Americas LLC	4.500	01-15-23		11,554,000	12,131,931
Crown Cork & Seal Company, Inc.	7.375	12-15-26		11,568,000	13,679,160
Metals and mining 0.5%
Freeport-McMoRan, Inc.	4.375	08-01-28		10,240,000	10,758,298
Indonesia Asahan Aluminium Persero PT (A)	4.750	05-15-25		11,455,000	12,546,016
Real estate 1.6%					73,030,097
Equity real estate investment trusts 1.6%
American Tower Corp.	1.950	05-22-26	EUR	3,650,000	4,700,534
Crown Castle International Corp.	3.800	02-15-28		10,355,000	11,820,381
Equinix, Inc.	2.150	07-15-30		8,034,000	8,238,626
Equinix, Inc.	3.200	11-18-29		6,305,000	6,955,109
SBA Communications Corp. (A)	3.875	02-15-27		19,505,000	20,245,215
SBA Communications Corp.	4.875	09-01-24		1,067,000	1,096,022
SBA Tower Trust (A)	2.836	01-15-25		6,217,000	6,495,742
VICI Properties LP (A)	4.125	08-15-30		8,940,000	8,959,668
VICI Properties LP (A)	4.625	12-01-29		4,345,000	4,518,800
Utilities 2.8%					132,298,241
Electric utilities 2.2%
DPL, Inc. (A)	4.125	07-01-25		13,920,000	14,685,600
EDP Finance BV	0.375	09-16-26	EUR	1,315,000	1,569,714
22	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Electric utilities (continued)
Israel Electric Corp., Ltd. (A)	5.000	11-12-24		7,220,000	$8,113,042
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		4,565,000	5,218,888
NRG Energy, Inc. (A)	5.250	06-15-29		9,810,000	10,692,900
NRG Energy, Inc.	6.625	01-15-27		21,110,000	22,591,922
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	4.125	05-15-27		12,660,000	13,878,525
Vistra Operations Company LLC (A)	3.550	07-15-24		12,720,000	13,500,689
Vistra Operations Company LLC (A)	5.000	07-31-27		3,315,000	3,515,491
Vistra Operations Company LLC (A)	5.625	02-15-27		7,175,000	7,587,563
Gas utilities 0.0%
Southern Gas Networks PLC	4.875	12-21-20	GBP	805,000	1,091,343
Independent power and renewable electricity producers 0.5%
Adani Green Energy UP, Ltd. (A)	6.250	12-10-24		5,330,000	5,725,465
Greenko Dutch BV (A)	5.250	07-24-24		10,740,000	10,941,375
Greenko Solar Mauritius, Ltd. (A)	5.550	01-29-25		5,260,000	5,341,530
Multi-utilities 0.1%
E.ON SE	0.375	09-29-27	EUR	3,200,000	3,861,847

Engie SA	0.375	06-21-27	EUR	3,300,000	3,982,347
Convertible bonds 2.0%					$91,707,078
(Cost $77,067,839)
Communication services 1.0%					43,594,830
Diversified telecommunication services 0.4%
GCI Liberty, Inc. (A)	1.750	09-30-46		9,870,000	16,512,510
Interactive media and services 0.4%
Match Group Financeco 2, Inc. (A)	0.875	06-15-26		11,715,000	16,944,603
Media 0.2%
DISH Network Corp.	3.375	08-15-26		5,520,000	5,444,232
Liberty Broadband Corp. (A)	2.750	09-30-50		4,415,000	4,693,485
Consumer discretionary 0.3%					14,742,936
Household durables 0.3%
Sony Corp.	0.000	09-30-22	JPY	940,000,000	14,742,936
Industrials 0.2%					9,134,774
Airlines 0.2%
American Airlines Group, Inc.	6.500	07-01-25		9,485,000	9,134,774
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	23

	Rate (%)	Maturity date	Par value^	Value
Information technology 0.2%				$10,328,863
Software 0.2%
Avaya Holdings Corp.	2.250	06-15-23	11,220,000	10,328,863
Utilities 0.3%				13,905,675
Electric utilities 0.3%

NRG Energy, Inc.	2.750	06-01-48	13,080,000	13,905,675
Capital preferred securities 1.3%				$58,354,684
(Cost $58,012,035)
Financials 1.3%				58,354,684
Banks 1.3%
First Maryland Capital I (3 month LIBOR + 1.000%) (D)	1.275	01-15-27	13,280,000	12,267,672
First Maryland Capital II (3 month LIBOR + 0.850%) (D)	1.101	02-01-27	12,524,000	11,415,821
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.500	10-02-20	18,552,000	16,534,470

Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (C)(D)	5.570	10-02-20	18,042,000	18,136,721
Municipal bonds 1.8%				$82,974,783
(Cost $81,097,764)
Bay Area Toll Authority (California)	2.574	04-01-31	5,710,000	6,237,433
Commonwealth of Massachusetts	2.514	07-01-41	7,255,000	7,399,229
County of Miami-Dade Aviation Revenue (Florida)	2.599	10-01-31	2,840,000	2,816,343
Port of Morrow (Oregon)	2.543	09-01-40	10,310,000	10,443,411
Richland County School District No. 1 (South Carolina)	1.780	03-01-28	7,750,000	8,002,728
Richland County School District No. 1 (South Carolina)	1.870	03-01-29	4,970,000	5,132,320
Scottsdale Municipal Property Corp. (Arizona)	2.900	07-01-39	3,030,000	3,160,745
State of Hawaii	1.295	08-01-29	8,780,000	8,704,755
Texas Transportation Commission	2.562	04-01-42	6,355,000	6,484,960
Texas Transportation Commission	4.000	10-01-33	5,380,000	6,808,121
Texas Transportation Commission	1.533	10-01-29	7,165,000	7,383,461
University of Texas	2.439	08-15-49	7,440,000	7,677,708

West Contra Costa Unified School District (California)	2.392	08-01-29	2,620,000	2,723,569
24	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Term loans (F) 0.0%				$423,143
(Cost $410,299)
Consumer discretionary 0.0%				423,143
Auto components 0.0%

American Tire Distributors, Inc., Exit FILO Term Loan (3 month LIBOR + 6.000%)	7.000	09-01-23	440,774	423,143
Collateralized mortgage obligations 2.4%				$110,346,850
(Cost $108,650,470)
Commercial and residential 2.3%				108,761,747
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(G)	3.805	01-25-49	10,023,747	10,298,495
Series 2019-2, Class A1 (A)(G)	3.347	04-25-49	14,610,535	14,963,639
Series 2019-3, Class A1 (A)(G)	2.962	10-25-48	8,221,045	8,401,610
BX Commercial Mortgage Trust
Series 2018-BIOA, Class E (1 month LIBOR + 1.951%) (A)(D)	2.113	03-15-37	13,569,000	13,093,259
Series 2019-XL, Class A (1 month LIBOR + 0.920%) (A)(D)	1.082	10-15-36	17,936,982	17,915,478
Series 2020-BXLP, Class A (1 month LIBOR + 0.800%) (A)(D)	0.962	12-15-36	7,767,890	7,741,186
CSMC Trust Series 2019-NQM1, Class A1 (A)	2.656	10-25-59	6,363,695	6,461,283
DBGS Mortgage Trust Series 2018-BIOD, Class B (1 month LIBOR + 0.888%) (A)(D)	1.050	05-15-35	8,835,883	8,692,459
HarborView Mortgage Loan Trust
Series 2005-9, Class 2A1A (1 month LIBOR + 0.340%) (D)	0.498	06-20-35	1,752,810	1,704,530
Series 2007-3, Class ES IO (A)	0.350	05-19-47	5,197,138	79,902
Series 2007-4, Class ES IO	0.350	07-19-47	5,644,320	74,428
Series 2007-6, Class ES IO (A)	0.343	08-19-37	5,038,948	70,749
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class A (A)(G)	2.949	09-06-38	570,000	614,110
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A (G)	5.472	11-25-34	1,287,080	1,396,365
One Bryant Park Trust Series 2019-OBP, Class A (A)	2.516	09-15-54	13,505,000	14,394,657
WaMu Mortgage Pass Through Certificates
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	25

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2005-AR2, Class 2A2B (1 month LIBOR + 0.380%) (D)	0.555	01-25-45	1,336,986	$1,275,900
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.840%) (D)	1.015	07-25-45	1,643,243	1,583,697
U.S. Government Agency 0.1%				1,585,103
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (1 month LIBOR + 1.850%) (D)	2.025	10-25-27	193,560	193,560

Series 2017-DNA3, Class M1 (1 month LIBOR + 0.750%) (D)	0.925	03-25-30	1,393,225	1,391,543
Asset backed securities 2.6%				$122,708,718
(Cost $117,865,953)
Asset backed securities 2.6%				122,708,718
AMSR Trust Series 2019-SFR1, Class A (A)	2.774	01-19-39	13,845,000	14,606,496
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (A)(D)	0.415	07-25-36	2,437,890	2,423,455
DB Master Finance LLC
Series 2017-1A, Class A2I (A)	3.629	11-20-47	7,678,125	7,898,641
Series 2019-1A, Class A2I (A)	3.787	05-20-49	10,404,900	10,845,443
Series 2019-1A, Class A2II (A)	4.021	05-20-49	5,796,450	6,145,396
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	5,827,200	6,195,887
Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) (A)(D)	1.495	07-25-47	14,130,425	14,121,805
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	5,754,053	5,980,302
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%) (D)	0.545	10-25-35	1,501,696	1,474,344
Home Partners of America Trust Series 2018-1, Class D (1 month LIBOR + 1.450%) (A)(D)	1.612	07-17-37	7,715,000	7,585,248
Home Partners of America Trust Series 2019-1, Class B (A)	3.157	09-17-39	4,815,715	4,940,442
Jack In The Box Funding LLC Series 2019-1A, Class A2II (A)	4.476	08-25-49	6,962,388	7,290,943
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (A)(G)	3.500	08-25-58	11,305,727	12,005,513
26	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
MVW Owner Trust Series 2018-1A, Class A (A)	3.450	01-21-36	4,746,143	$4,912,186
Taco Bell Funding LLC Series 2016-1A, Class A23 (A)	4.970	05-25-46	15,131,700	16,282,617

	Shares	Value
Common stocks 1.8%		$84,951,822
(Cost $109,148,181)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (H)(I)	110,794	0
Financials 0.7%		34,531,409
Banks 0.4%
Citigroup, Inc.	94,940	4,853,333
JPMorgan Chase & Co.	72,645	7,278,303
U.S. Bancorp	245,135	8,922,914
Capital markets 0.3%
Deutsche Bank AG (I)	1,414,151	13,476,859
Industrials 0.6%		27,572,453
Aerospace and defense 0.4%
The Boeing Company	110,235	18,940,565
Airlines 0.1%
Delta Air Lines, Inc.	206,277	6,363,645
Construction and engineering 0.1%
HC2 Holdings, Inc. (B)(I)	907,297	2,268,243
Real estate 0.1%		5,120,300
Equity real estate investment trusts 0.1%
Americold Realty Trust	133,515	5,120,300
Utilities 0.4%		17,727,660
Multi-utilities 0.4%

Dominion Energy, Inc.	176,500	17,727,660
Preferred securities 4.4%		$202,531,043
(Cost $205,755,058)
Communication services 0.1%		5,444,983
Media 0.1%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)(I)	4,970	5,444,983
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	27

	Shares	Value
Financials 1.0%		$43,429,900
Banks 1.0%
First Horizon Bank (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (A)(D)	22,722	16,587,060
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (D)	16,425	14,240,475
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	272,325	6,647,453
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	5,954,912
Health care 0.3%		15,027,177
Health care equipment and supplies 0.3%
Becton, Dickinson and Company, 6.000% (B)	113,050	6,040,262
Danaher Corp., 5.000%	7,335	8,986,915
Industrials 0.5%		21,537,789
Machinery 0.5%
Fortive Corp., 5.000%	23,545	21,537,789
Information technology 0.3%		13,815,146
Semiconductors and semiconductor equipment 0.3%
Broadcom, Inc., 8.000% (B)	11,230	13,815,146
Utilities 2.2%		103,276,048
Electric utilities 1.6%
American Electric Power Company, Inc., 6.125% (B)	287,600	13,850,816
NextEra Energy, Inc., 4.872%	471,900	25,860,120
NextEra Energy, Inc., 5.279%	421,350	20,060,474
The Southern Company, 6.750%	382,000	17,190,000
Gas utilities 0.1%
South Jersey Industries, Inc., 7.250% (B)	128,700	4,813,380
Multi-utilities 0.5%
CenterPoint Energy, Inc., 7.000%	155,450	5,837,148
DTE Energy Company, 6.250%	339,050	15,664,110

	Contracts/ Notional amount	Value
Purchased options 0.0%		$2,484,952
(Cost $458,500)
Puts 0.0%		2,484,952
Over the Counter Option on the USD vs. CAD (Expiration Date: 11-6-20; Strike Price: $1.35; Counterparty: Canadian Imperial Bank of Commerce) (I)(J)	71,380,000	2,484,952

28	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.7%				$81,929,487
(Cost $81,934,308)
U.S. Government Agency 0.3%				13,235,000
Federal Agricultural Mortgage Corp. Discount Note	0.010	09-01-20	2,548,000	2,548,000
Federal Home Loan Bank Discount Note	0.010	09-01-20	10,687,000	10,687,000

	Yield (%)	Shares	Value
Short-term funds 0.8%			40,443,487
John Hancock Collateral Trust (K)	0.2611(L)	4,040,026	40,443,487

	Par value^	Value
Repurchase agreement 0.6%		28,251,000
Barclays Tri-Party Repurchase Agreement dated 8-31-20 at 0.070% to be repurchased at $22,328,043 on 9-1-20, collateralized by $22,803,400 U.S. Treasury Notes, 0.250% due 8-31-25 (valued at $22,774,645)	22,328,000	22,328,000
Repurchase Agreement with State Street Corp. dated 8-31-20 at 0.000% to be repurchased at $5,923,000 on 9-1-20, collateralized by $5,123,200 U.S. Treasury Notes, 2.875% due 8-15-28 (valued at $6,041,575)	5,923,000	5,923,000

Total investments (Cost $4,404,960,284) 98.4%	$4,588,179,062
Other assets and liabilities, net 1.6%	72,473,288
Total net assets 100.0%	$4,660,652,350

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	29

Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,779,137,850 or 38.2% of the fund's net assets as of 8-31-20.
(B)	All or a portion of this security is on loan as of 8-31-20.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Security purchased or sold on a when-issued or delayed delivery basis.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(L)	The rate shown is the annualized seven-day yield as of 8-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
30	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro-BTP Italian Government Bond Futures	257	Long	Sep 2020	$45,150,866	$44,841,290	$(309,576)
10-Year U.S. Treasury Note Futures	2,968	Short	Dec 2020	(413,100,202)	(413,294,000)	(193,798)
German Euro BUND Futures	214	Short	Sep 2020	(45,265,489)	(44,833,802)	431,687
U.S. Treasury Long Bond Futures	2,208	Short	Dec 2020	(390,525,562)	(387,987,000)	2,538,562
						$2,466,875
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	60,970,000	CAD	57,995,467	ANZ	9/16/2020	$505,559	—
AUD	30,487,500	CAD	29,052,647	JPM	9/16/2020	212,522	—
AUD	15,240,000	CAD	14,529,054	NAB	9/16/2020	101,401	—
CAD	43,693,920	AUD	45,723,750	ANZ	9/16/2020	—	$(225,117)
CAD	29,301,628	AUD	30,487,500	GSI	9/16/2020	—	(21,627)
CAD	29,296,201	AUD	30,487,500	HUS	9/16/2020	—	(25,788)
CAD	93,451,350	EUR	60,627,500	SSB	9/16/2020	—	(722,666)
CAD	12,169,000	JPY	976,542,972	CITI	9/16/2020	108,321	—
CAD	6,089,500	JPY	488,715,595	JPM	9/16/2020	53,800	—
CAD	12,169,000	JPY	976,222,835	MSCS	9/16/2020	111,344	—
CAD	30,445,000	JPY	2,427,745,190	TD	9/16/2020	416,596	—
CAD	40,058,408	USD	30,484,375	CIBC	9/16/2020	228,463	—
CAD	63,249,035	USD	47,685,238	CITI	9/16/2020	807,887	—
CAD	20,137,789	USD	15,244,375	GSI	9/16/2020	195,296	—
CAD	20,459,247	USD	15,240,000	HUS	9/16/2020	446,134	—
CAD	270,501,783	USD	200,582,738	JPM	9/16/2020	6,811,364	—
CAD	184,400,449	USD	137,650,000	MSCS	9/16/2020	3,730,087	—
CAD	207,474,634	USD	153,150,744	RBC	9/16/2020	5,920,353	—
CAD	20,714,291	USD	15,236,250	SCB	9/16/2020	645,427	—
CAD	82,498,380	USD	60,973,125	SSB	9/16/2020	2,278,501	—
CAD	63,987,035	USD	48,675,000	TD	9/16/2020	383,951	—
EUR	60,627,500	CAD	92,599,109	JPM	9/16/2020	1,376,081	—
EUR	15,200,000	GBP	13,612,664	BNY	9/16/2020	—	(53,979)
EUR	15,237,500	GBP	13,651,551	HUS	9/16/2020	—	(61,201)
EUR	30,475,000	GBP	27,394,997	JPM	9/16/2020	—	(245,257)
EUR	15,333,750	GBP	13,704,139	SCB	9/16/2020	—	(16,610)
EUR	45,712,500	GBP	41,322,870	SSB	9/16/2020	—	(675,868)
EUR	15,365,000	NOK	161,774,782	UBS	9/16/2020	—	(179,484)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	31

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	15,365,000	SEK	157,986,280	CIBC	9/16/2020	$73,728	—
EUR	21,701,616	USD	25,463,482	ANZ	9/16/2020	442,059	—
EUR	104,979,298	USD	122,811,871	CITI	9/16/2020	2,503,479	—
EUR	164,901,541	USD	189,850,539	GSI	9/16/2020	6,994,885	—
EUR	110,121,043	USD	126,263,235	HUS	9/16/2020	5,189,893	—
EUR	181,914,273	USD	207,543,714	JPM	9/16/2020	9,610,056	—
EUR	96,510,387	USD	110,977,181	MSCS	9/16/2020	4,228,705	—
EUR	21,797,958	USD	25,812,837	RBC	9/16/2020	207,710	—
EUR	30,447,500	USD	36,008,127	SCB	9/16/2020	337,507	—
EUR	55,694,163	USD	63,176,533	SSB	9/16/2020	3,306,418	—
EUR	66,145,642	USD	77,729,449	UBS	9/16/2020	1,229,589	—
GBP	27,583,675	EUR	30,571,250	HUS	9/16/2020	382,601	—
GBP	13,832,709	EUR	15,237,500	SCB	9/16/2020	303,388	—
GBP	41,443,926	EUR	45,808,750	SSB	9/16/2020	722,809	—
GBP	15,322,500	USD	20,037,846	HUS	9/16/2020	446,439	—
GBP	30,908,333	USD	40,318,659	SCB	9/16/2020	1,001,954	—
JPY	2,454,373,454	CAD	30,395,000	GSI	9/16/2020	—	$(126,807)
JPY	1,228,150,996	CAD	15,222,500	SSB	9/16/2020	—	(73,465)
JPY	1,228,569,919	CAD	15,222,500	TD	9/16/2020	—	(69,509)
JPY	2,114,322,745	NZD	30,438,596	CITI	9/16/2020	—	(537,018)
JPY	3,253,495,190	USD	30,470,000	GSI	9/16/2020	253,332	—
JPY	1,626,238,746	USD	15,235,000	HUS	9/16/2020	121,861	—
JPY	6,447,355,932	USD	60,878,500	SCB	9/16/2020	5,025	—
NOK	162,163,498	EUR	15,365,000	HUS	9/16/2020	223,987	—
NOK	285,271,590	USD	30,416,667	MSCS	9/16/2020	2,242,876	—
NOK	143,824,098	USD	15,208,333	SSB	9/16/2020	1,257,482	—
NZD	30,467,105	JPY	2,104,338,587	ANZ	9/16/2020	650,504	—
NZD	12,922,969	USD	8,581,782	JPM	9/10/2020	122,987	—
NZD	38,997,895	USD	25,398,905	ANZ	9/16/2020	869,442	—
SEK	160,217,339	EUR	15,365,000	JPM	9/16/2020	184,245	—
SGD	78,201,478	USD	56,546,041	CITI	9/16/2020	931,471	—
SGD	26,309,271	USD	18,848,680	GSI	9/16/2020	488,440	—
SGD	26,120,501	USD	18,848,680	UBS	9/16/2020	349,696	—
USD	41,122,400	AUD	59,340,539	RBC	9/16/2020	—	(2,646,494)
USD	24,983,779	BRL	122,940,182	CITI	9/16/2020	2,552,688	—
USD	16,222,619	CAD	21,321,031	BOA	9/16/2020	—	(124,246)
USD	76,691,875	CAD	103,725,676	CIBC	9/16/2020	—	(2,834,748)
USD	45,605,000	CAD	61,402,268	CITI	9/16/2020	—	(1,472,206)
USD	60,965,000	CAD	81,276,327	GSI	9/16/2020	—	(1,349,675)
USD	121,929,375	CAD	163,731,520	HUS	9/16/2020	—	(3,603,814)
USD	61,447,500	CAD	83,317,882	JPM	9/16/2020	—	(2,432,439)
32	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	47,660,238	CAD	62,538,638	MSCS	9/16/2020	—	$(288,225)
USD	139,990,982	CAD	187,849,090	RBC	9/16/2020	—	(4,033,183)
USD	93,378,363	CAD	124,049,384	SSB	9/16/2020	—	(1,730,476)
USD	16,222,619	CAD	21,490,996	TD	9/16/2020	—	(254,558)
USD	1,921,056	EUR	1,630,259	ANZ	9/16/2020	—	(25,008)
USD	12,932,696	EUR	10,899,433	CIBC	9/16/2020	—	(78,120)
USD	200,497,722	EUR	171,904,496	CITI	9/16/2020	—	(4,707,233)
USD	138,999,670	EUR	118,770,902	GSI	9/16/2020	—	(2,778,924)
USD	69,251,171	EUR	59,070,195	HUS	9/16/2020	—	(1,261,800)
USD	115,033,882	EUR	99,232,259	JPM	9/16/2020	—	(3,421,142)
USD	328,746,170	EUR	285,064,636	MSCS	9/16/2020	—	(11,539,729)
USD	262,435,182	EUR	226,157,871	SSB	9/16/2020	—	(7,532,835)
USD	29,823,945	EUR	26,277,592	UBS	9/16/2020	—	(1,544,007)
USD	40,349,965	GBP	30,645,000	GSI	9/16/2020	—	(618,604)
USD	20,057,130	GBP	15,285,000	SCB	9/16/2020	—	(377,022)
USD	16,256,674	GBP	12,770,924	SSB	9/16/2020	—	(816,469)
USD	45,716,243	JPY	4,848,892,307	HUS	9/16/2020	—	(72,707)
USD	4,795	JPY	510,827	JPM	9/16/2020	—	(28)
USD	30,053,090	JPY	3,198,923,690	SSB	9/16/2020	—	(154,913)
USD	14,259,900	MXN	314,151,911	RBC	9/17/2020	—	(70,233)
USD	30,416,667	NOK	282,498,524	SSB	9/16/2020	—	(1,925,399)
USD	15,208,333	NOK	139,610,219	UBS	9/16/2020	—	(775,052)
USD	27,346,158	NZD	41,976,744	ANZ	9/16/2020	—	(928,694)
USD	10,083,926	NZD	15,210,000	CITI	9/16/2020	—	(161,283)
USD	5,578,200	NZD	8,399,930	JPM	9/16/2020	—	(79,856)
USD	35,593,967	NZD	54,231,447	MSCS	9/16/2020	—	(935,453)
USD	10,028,435	NZD	15,210,000	SSB	9/16/2020	—	(216,773)
USD	141,002,982	SGD	195,715,664	CITI	9/16/2020	—	(2,846,592)
USD	47,119,168	SGD	64,017,515	GSI	9/16/2020	$66,765	—
USD	4,519,416	SGD	6,301,448	SSB	9/16/2020	—	(112,102)
						$71,635,108	$(66,784,438)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	33

SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BNY	The Bank of New York Mellon
BOA	Bank of America, N.A.
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
NAB	National Australia Bank Ltd.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
At 8-31-20, the aggregate cost of investments for federal income tax purposes was $4,451,028,449. Net unrealized appreciation aggregated to $144,468,158, of which $227,535,419 related to gross unrealized appreciation and $83,067,261 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
34	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-20

Assets
Unaffiliated investments, at value (Cost $4,364,511,976) including $39,516,672 of securities loaned	$4,547,735,575
Affiliated investments, at value (Cost $40,448,308)	40,443,487
Total investments, at value (Cost $4,404,960,284)	4,588,179,062
Unrealized appreciation on forward foreign currency contracts	71,635,108
Receivable for futures variation margin	363,205
Cash	581
Foreign currency, at value (Cost $2,454,110)	2,481,864
Collateral held at broker for futures contracts	16,946,412
Collateral segregated at custodian for OTC derivative contracts	12,120,000
Dividends and interest receivable	36,371,563
Receivable for fund shares sold	3,565,185
Receivable for investments sold	114,557,268
Receivable for securities lending income	21,716
Other assets	146,995
Total assets	4,846,388,959
Liabilities
Unrealized depreciation on forward foreign currency contracts	66,784,438
Distributions payable	125,472
Foreign capital gains tax payable	7,739
Payable for investments purchased	64,984,693
Payable for delayed delivery securities purchased	8,704,909
Payable for fund shares repurchased	3,662,007
Payable upon return of securities loaned	40,410,106
Payable to affiliates
Accounting and legal services fees	279,274
Transfer agent fees	266,443
Distribution and service fees	1,200
Trustees' fees	2,527
Other liabilities and accrued expenses	507,801
Total liabilities	185,736,609
Net assets	$4,660,652,350
Net assets consist of
Paid-in capital	$4,760,181,865
Total distributable earnings (loss)	(99,529,515)
Net assets	$4,660,652,350

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	35

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($332,449,675 ÷ 30,244,805 shares)[1]	$10.99
Class C ($147,413,307 ÷ 13,409,854 shares)[1]	$10.99
Class I ($1,960,908,551 ÷ 178,379,259 shares)	$10.99
Class R2 ($5,977,324 ÷ 543,350 shares)	$11.00
Class R6 ($232,206,550 ÷ 21,109,109 shares)	$11.00
Class NAV ($1,981,696,943 ÷ 180,354,628 shares)	$10.99
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$11.45

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
36	JOHN HANCOCK Strategic Income Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-20

Investment income
Interest	$160,572,914
Dividends	15,024,520
Securities lending	321,668
Less foreign taxes withheld	(1,238,987)
Total investment income	174,680,115
Expenses
Investment management fees	31,828,678
Distribution and service fees	2,732,007
Accounting and legal services fees	876,238
Transfer agent fees	3,354,098
Trustees' fees	85,717
Custodian fees	1,019,381
State registration fees	139,016
Printing and postage	78,445
Professional fees	207,748
Other	256,504
Total expenses	40,577,832
Less expense reductions	(1,356,004)
Net expenses	39,221,828
Net investment income	135,458,287
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(28,844,871)
Affiliated investments	15,822
Futures contracts	8,628,067
Forward foreign currency contracts	52,350,930
Written options	1,019,449
33,169,397
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	63,337,187
Affiliated investments	1,412
Futures contracts	5,536,929
Forward foreign currency contracts	(21,728,974)
47,146,554
Net realized and unrealized gain	80,315,951
Increase in net assets from operations	$215,774,238
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	37

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-20	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$135,458,287	$204,676,794
Net realized gain (loss)	33,169,397	(296,285,647)
Change in net unrealized appreciation (depreciation)	47,146,554	418,122,419
Increase in net assets resulting from operations	215,774,238	326,513,566
Distributions to shareholders
From earnings
Class A	(6,241,408)	(10,765,205)
Class C	(2,151,856)	(5,358,059)
Class I	(47,650,876)	(89,828,701)
Class R2	(183,293)	(428,768)
Class R6	(9,228,322)	(30,825,594)
Class NAV	(47,150,108)	(62,949,837)
Total distributions	(112,605,863)	(200,156,164)
From fund share transactions	(911,850,896)	(2,012,363,901)
Total decrease	(808,682,521)	(1,886,006,499)
Net assets
Beginning of year	5,469,334,871	7,355,341,370
End of year	$4,660,652,350	$5,469,334,871
38	JOHN HANCOCK Strategic Income Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$10.67	$10.36	$10.93	$10.72	$10.80
Net investment income[1]	0.25	0.32	0.32	0.29	0.26
Net realized and unrealized gain (loss) on investments	0.28	0.30	(0.55)	0.17	0.21
Total from investment operations	0.53	0.62	(0.23)	0.46	0.47
Less distributions
From net investment income	(0.21)	(0.31)	(0.34)	(0.25)	(0.28)
From net realized gain	—	—	—	—	(0.27)
Total distributions	(0.21)	(0.31)	(0.34)	(0.25)	(0.55)
Net asset value, end of period	$10.99	$10.67	$10.36	$10.93	$10.72
Total return (%)[2,3]	5.01	6.10	(2.28)	4.44	4.52
Ratios and supplemental data
Net assets, end of period (in millions)	$332	$331	$429	$543	$1,138
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	1.11	1.09	1.10	1.11
Expenses including reductions	1.09	1.08	1.06	1.07	1.08
Net investment income	2.40	3.09	2.99	2.73	2.42
Portfolio turnover (%)	73	84	63	42	44

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	39

CLASS C SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$10.67	$10.36	$10.93	$10.72	$10.80
Net investment income[1]	0.18	0.25	0.25	0.22	0.18
Net realized and unrealized gain (loss) on investments	0.27	0.29	(0.56)	0.16	0.21
Total from investment operations	0.45	0.54	(0.31)	0.38	0.39
Less distributions
From net investment income	(0.13)	(0.23)	(0.26)	(0.17)	(0.20)
From net realized gain	—	—	—	—	(0.27)
Total distributions	(0.13)	(0.23)	(0.26)	(0.17)	(0.47)
Net asset value, end of period	$10.99	$10.67	$10.36	$10.93	$10.72
Total return (%)[2,3]	4.38	5.36	(2.97)	3.72	3.79
Ratios and supplemental data
Net assets, end of period (in millions)	$147	$202	$284	$375	$447
Ratios (as a percentage of average net assets):
Expenses before reductions	1.82	1.81	1.79	1.80	1.81
Expenses including reductions	1.79	1.78	1.76	1.77	1.78
Net investment income	1.71	2.40	2.29	2.07	1.72
Portfolio turnover (%)	73	84	63	42	44

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
40	JOHN HANCOCK Strategic Income Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$10.67	$10.36	$10.93	$10.73	$10.80
Net investment income[1]	0.29	0.35	0.35	0.33	0.29
Net realized and unrealized gain (loss) on investments	0.27	0.30	(0.55)	0.15	0.22
Total from investment operations	0.56	0.65	(0.20)	0.48	0.51
Less distributions
From net investment income	(0.24)	(0.34)	(0.37)	(0.28)	(0.31)
From net realized gain	—	—	—	—	(0.27)
Total distributions	(0.24)	(0.34)	(0.37)	(0.28)	(0.58)
Net asset value, end of period	$10.99	$10.67	$10.36	$10.93	$10.73
Total return (%)[2]	5.42	6.41	(2.00)	4.67	4.94
Ratios and supplemental data
Net assets, end of period (in millions)	$1,961	$2,315	$3,441	$3,873	$2,500
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	0.82	0.79	0.79	0.79
Expenses including reductions	0.79	0.79	0.76	0.76	0.76
Net investment income	2.70	3.38	3.28	3.10	2.73
Portfolio turnover (%)	73	84	63	42	44

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	41

CLASS R2 SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$10.68	$10.37	$10.94	$10.73	$10.80
Net investment income[1]	0.25	0.31	0.31	0.29	0.25
Net realized and unrealized gain (loss) on investments	0.27	0.30	(0.55)	0.16	0.22
Total from investment operations	0.52	0.61	(0.24)	0.45	0.47
Less distributions
From net investment income	(0.20)	(0.30)	(0.33)	(0.24)	(0.27)
From net realized gain	—	—	—	—	(0.27)
Total distributions	(0.20)	(0.30)	(0.33)	(0.24)	(0.54)
Net asset value, end of period	$11.00	$10.68	$10.37	$10.94	$10.73
Total return (%)[2]	4.92	6.01	(2.36)	4.32	4.52
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$12	$16	$19	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19	1.19	1.19	1.20	1.16
Expenses including reductions	1.17	1.17	1.16	1.17	1.13
Net investment income	2.34	3.01	2.89	2.68	2.37
Portfolio turnover (%)	73	84	63	42	44

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
42	JOHN HANCOCK Strategic Income Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$10.67	$10.37	$10.94	$10.73	$10.80
Net investment income[1]	0.30	0.37	0.36	0.35	0.30
Net realized and unrealized gain (loss) on investments	0.28	0.28	(0.55)	0.15	0.22
Total from investment operations	0.58	0.65	(0.19)	0.50	0.52
Less distributions
From net investment income	(0.25)	(0.35)	(0.38)	(0.29)	(0.32)
From net realized gain	—	—	—	—	(0.27)
Total distributions	(0.25)	(0.35)	(0.38)	(0.29)	(0.59)
Net asset value, end of period	$11.00	$10.67	$10.37	$10.94	$10.73
Total return (%)[2]	5.54	6.42	(1.89)	4.87	5.06
Ratios and supplemental data
Net assets, end of period (in millions)	$232	$543	$1,464	$998	$31
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70	0.70	0.69	0.69	0.70
Expenses including reductions	0.68	0.68	0.66	0.66	0.65
Net investment income	2.82	3.55	3.42	3.32	2.86
Portfolio turnover (%)	73	84	63	42	44

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	43

CLASS NAV SHARES Period ended	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$10.66	$10.36	$10.93	$10.72	$10.79
Net investment income[1]	0.30	0.36	0.36	0.34	0.30
Net realized and unrealized gain (loss) on investments	0.28	0.29	(0.55)	0.16	0.22
Total from investment operations	0.58	0.65	(0.19)	0.50	0.52
Less distributions
From net investment income	(0.25)	(0.35)	(0.38)	(0.29)	(0.32)
From net realized gain	—	—	—	—	(0.27)
Total distributions	(0.25)	(0.35)	(0.38)	(0.29)	(0.59)
Net asset value, end of period	$10.99	$10.66	$10.36	$10.93	$10.72
Total return (%)[2]	5.56	6.54	(1.89)	4.79	5.06
Ratios and supplemental data
Net assets, end of period (in millions)	$1,982	$2,067	$1,720	$1,847	$1,814
Ratios (as a percentage of average net assets):
Expenses before reductions	0.69	0.69	0.68	0.68	0.68
Expenses including reductions	0.66	0.66	0.65	0.65	0.65
Net investment income	2.83	3.45	3.41	3.20	2.85
Portfolio turnover (%)	73	84	63	42	44

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
44	JOHN HANCOCK Strategic Income Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Strategic Income Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return consisting of current income and capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
ANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	45

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2020, by major security category or type:
	Total value at 8-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$396,137,187	—	$396,137,187	—
Foreign government obligations	821,090,695	—	821,090,695	—
Corporate bonds	2,532,538,620	—	2,532,538,620	—
Convertible bonds	91,707,078	—	91,707,078	—
Capital preferred securities	58,354,684	—	58,354,684	—
Municipal bonds	82,974,783	—	82,974,783	—
Term loans	423,143	—	423,143	—
Collateralized mortgage obligations	110,346,850	—	110,346,850	—
Asset backed securities	122,708,718	—	122,708,718	—
Common stocks	84,951,822	$84,951,822	—	—
Preferred securities	202,531,043	158,961,211	43,569,832	—
Purchased options	2,484,952	—	2,484,952	—
Short-term investments	81,929,487	40,443,487	41,486,000	—
Total investments in securities	$4,588,179,062	$284,356,520	$4,303,822,542	—
Derivatives:
Assets
Futures	$2,970,249	$2,970,249	—	—
Forward foreign currency contracts	71,635,108	—	$71,635,108	—
Liabilities
46	JOHN HANCOCK Strategic Income Opportunities Fund | ANNUAL REPORT

	Total value at 8-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Futures	$(503,374)	$(503,374)	—	—
Forward foreign currency contracts	(66,784,438)	—	$(66,784,438)	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee
ANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	47

arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2020, the fund loaned securities valued at $39,516,672 and received $40,410,106 of cash collateral.
48	JOHN HANCOCK Strategic Income Opportunities Fund | ANNUAL REPORT

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2020, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2020 were $16,989.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
ANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	49

Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the fund.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2020, the fund has a short-term capital loss carryforward of $162,239,970 and a long-term capital loss carryforward of $89,352,912 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2020 and 2019 was as follows:
	August 31, 2020	August 31, 2019
Ordinary income	$112,605,863	$200,156,164
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2020, the components of distributable earnings on a tax basis consisted of $7,577,141 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, foreign currency transactions, derivative transactions, amortization and accretion on debt securities and contingent payment debt instruments.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
50	JOHN HANCOCK Strategic Income Opportunities Fund | ANNUAL REPORT

Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2020, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with USD notional values ranging from $14.9 million to $891.0 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that
ANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	51

currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended August 31, 2020, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $2.0 billion to $7.8 billion, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When the fund purchases an option, the premium paid is included in the Fund's investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.
During the year ended August 31, 2020, the fund used purchased options contracts to manage against changes in foreign currency exchange rates. The fund held purchased options contracts with market values ranging from $1.0 million to $2.5 million, as measured at each quarter end.
During the year ended August 31, 2020, the fund wrote option contracts to manage against changes in foreign currency exchange rates. The fund held written option contracts with market values ranging up to $1.5 million as measured during the year. There were no open written option contracts as of August 31, 2020.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2020 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin	Futures [1]	$2,970,249	$(503,374)
52	JOHN HANCOCK Strategic Income Opportunities Fund | ANNUAL REPORT

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	71,635,108	(66,784,438)
Currency	Unaffiliated investments, at value[2]	Purchased options	2,484,952	—
			$77,090,309	$(67,287,812)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the year end variation margin is separately disclosed on the Statement of assets and liabilities.
[2]	Purchased options are included in Fund's investments.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The tables below reflect the fund's exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$71,635,108	$(66,784,438)
Purchased options	2,484,952	—
Totals	$74,120,060	$(66,784,438)

Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty	Collateral Posted by Portfolio	Net Exposure
Australia and New Zealand Banking Group Limited	$1,288,745	$1,011,646	—	$277,099
Bank of New York Mellon Corp.	(53,979)	—	—	(53,979)
Merrill Lynch, Pierce, Fenner & Smith Incorporated	(124,246)	—	—	(124,246)
Canadian Imperial Bank of Commerce	(125,725)	—	—	(125,725)
Citibank, N.A.	(2,820,486)	—	$2,810,000	(10,486)
Goldman Sachs International	3,103,081	480,000	—	2,623,081
HSBC Bank USA, N.A.	1,785,605	1,785,605	—	—
JPMorgan Chase Bank, N.A.	12,192,333	12,192,333	—	—
Morgan Stanley Capital Services LLC	(2,450,395)	—	2,400,000	(50,395)
National Australia Bank Ltd.	101,401	—	—	101,401
Royal Bank of Canada	(621,847)	—	620,000	(1,847)
Standard Chartered Bank	1,899,669	1,834,656	—	65,013
State Street Bank and Trust Company	(6,395,756)	—	5,440,000	(955,756)
The Toronto-Dominion Bank	476,480	250,000	—	226,480
UBS AG	(919,258)	—	850,000	(69,258)
Totals	$7,335,622	$17,554,240	$12,120,000	$1,901,382
ANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	53

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2020:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Interest rate	—	$8,628,067	—	—	$8,628,067
Currency	$2,997,942	—	$52,350,930	$1,019,449	56,368,321
Total	$2,997,942	$8,628,067	$52,350,930	$1,019,449	$64,996,388

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2020:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Total
Interest rate	—	$5,536,929	—	$5,536,929
Currency	$1,706,312	—	$(21,728,974)	(20,022,662)
Total	$1,706,312	$5,536,929	$(21,728,974)	$(14,485,733)

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of:(a) 0.700% of the first $500 million of the fund’s aggregate daily net assets; (b) 0.650% of the next $3 billion of the fund’s aggregate daily net assets; (c) 0.600% of the next $4 billion of the fund’s aggregate daily net assets; (d) 0.590% of the next $4.5 billion of the fund’s aggregate daily net assets; and (e) 0.575% of the fund’s aggregate daily net assets in excess of $12 billion. Aggregate net assets include the net assets of 1) the fund, 2) Strategic Income Opportunities
54	JOHN HANCOCK Strategic Income Opportunities Fund | ANNUAL REPORT

Trust, a series of John Hancock Variable Insurance Trust and 3) Strategic Income Opportunities Fund, a sub-fund of Manulife Investment Management I PLC (formerly John Hancock Worldwide Investors, PLC). The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The advisor contractually agrees to reduce its management fee (after giving effect to asset breakpoints) by an annual rate of 0.02% of the fund’s average daily net assets. This agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$87,262
Class C	46,627
Class I	574,492
Class R2	2,626
Class	Expense reduction
Class R6	$105,022
Class NAV	539,975
Total	$1,356,004

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2020, were equivalent to a net annual effective rate of 0.61% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2020, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
ANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	55

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $140,614 for the year ended August 31, 2020. Of this amount, $19,477 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $121,137 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2020, CDSCs received by the Distributor amounted to $5,333 and $3,031 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$965,239	$405,983
Class C	1,719,350	216,955
Class I	—	2,677,828
Class R2	47,418	1,302
Class R6	—	52,030
Total	$2,732,007	$3,354,098
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$125,500,000	1	0.560%	($1,952)
Lender	$23,520,935	7	0.554%	$2,533
56	JOHN HANCOCK Strategic Income Opportunities Fund | ANNUAL REPORT

Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2020 and 2019 were as follows:
	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,143,144	$75,179,043	6,020,521	$61,927,546
Distributions reinvested	576,452	6,105,141	1,026,562	10,557,843
Repurchased	(8,524,745)	(89,163,661)	(17,427,387)	(179,036,496)
Net decrease	(805,149)	$(7,879,477)	(10,380,304)	$(106,551,107)
Class C shares
Sold	782,619	$8,256,876	1,224,242	$12,587,802
Distributions reinvested	186,464	1,973,633	478,415	4,914,576
Repurchased	(6,482,601)	(68,556,342)	(10,236,549)	(105,032,496)
Net decrease	(5,513,518)	$(58,325,833)	(8,533,892)	$(87,530,118)
Class I shares
Sold	67,764,666	$690,452,016	78,617,400	$806,137,051
Distributions reinvested	4,360,853	46,177,842	8,326,351	85,609,827
Repurchased	(110,727,871)	(1,146,930,538)	(202,080,540)	(2,069,411,994)
Net decrease	(38,602,352)	$(410,300,680)	(115,136,789)	$(1,177,665,116)
Class R2 shares
Sold	180,062	$1,907,117	239,045	$2,469,967
Distributions reinvested	17,079	180,808	40,599	417,783
Repurchased	(764,400)	(8,032,530)	(756,787)	(7,842,863)
Net decrease	(567,259)	$(5,944,605)	(477,143)	$(4,955,113)
Class R6 shares
Sold	8,742,964	$93,074,444	36,288,073	$370,699,820
Distributions reinvested	865,534	9,185,612	3,001,804	30,766,675
Repurchased	(39,399,144)	(396,465,795)	(129,579,867)	(1,320,035,805)
Net decrease	(29,790,646)	$(294,205,739)	(90,289,990)	$(918,569,310)
Class NAV shares
Sold	12,344,916	$130,658,405	64,780,301	$663,966,193
Distributions reinvested	4,451,376	47,150,108	6,100,993	62,922,576
Repurchased	(30,272,485)	(313,003,075)	(43,092,160)	(443,981,906)
Net increase (decrease)	(13,476,193)	$(135,194,562)	27,789,134	$282,906,863
Total net decrease	(88,755,117)	$(911,850,896)	(197,028,984)	$(2,012,363,901)
Affiliates of the fund owned 9% and 90% of shares of Class R6 and Class NAV on August 31, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
ANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	57

Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $3,348,858,342 and $3,973,943,764, respectively, for the year ended August 31, 2020. Purchases and sales of U.S. Treasury obligations aggregated $234,131,094 and $446,520,417, respectively, for the year ended August 31, 2020.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2020, funds within the John Hancock group of funds complex held 38.3% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	15.4%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	6.6%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	5.4%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	5.2%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	4,040,026	$68,339,096	$368,162,147	$(396,074,990)	$15,822	$1,412	$321,668	—	$40,443,487

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate, which could
58	JOHN HANCOCK Strategic Income Opportunities Fund | ANNUAL REPORT

occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
Note 11—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
ANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	59

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Strategic Income Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Strategic Income Opportunities Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian, transfer agent, agent bank and brokers; when replies were not received from the agent bank and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2020
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
60	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2020.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2020 Form 1099-DIV in early 2021. This will reflect the tax character of all distributions paid in calendar year 2020.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	61

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Strategic Income Opportunities Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and

____________________
1On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the "Order") pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board's May and June meetings were held telephonically in reliance on the Order.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       62

oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       63

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed the benchmark index for the one-, five- and ten-year periods and underperformed the benchmark index for the three-year period ended December 31, 2019. The Board also noted that the fund outperformed the peer group median for the one- and ten-year periods and underperformed the peer group median for the three- and five-year periods ended December 31, 2019. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index for the one-, five- and ten-year periods and to the peer group median for the one- and ten-year periods. The Board took into account management's discussion of the factors that contributed to the fund's performance for the benchmark index for the three-year period and the peer

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       64

group median for the three- and five-year periods including the impact of past and current market conditions on the fund's strategy and management's plans for the fund. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking with a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       65

(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

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Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group median and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       67

mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including Strategic Income Opportunities Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Funds' subadvisor, Manulife Investment Management (US) LLC, (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•	Operation of the Fund's Redemption-In-Kind Procedures;
•	Highly Liquid Investment Minimum (HLIM) determination;
•	Compliance with the 15% limit on illiquid investments;
•	Reasonably Anticipated Trade Size (RATS) determination;
•	Security-level liquidity classifications; and
•	Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       69

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       70

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       71

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	195
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2005	195
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	195
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	195
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2012	195
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2008	195
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2012	195
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Massachusetts Women's Forum (since 2018); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2005	195
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2012	195
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Frances G. Rathke,2,* Born: 1960	2020	195
Trustee
Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001-2003); Chief Financial Officer and Secretary, Ben & Jerry's Homemade, Inc. (1989-2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982-1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       73

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	195
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	195
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	195
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       74

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2018-2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019-2020); Assistant Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2016-2018); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016-2019); Vice President, State Street Global Advisors (2015-2016).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Appointed as Independent Trustee effective as of September 15, 2020.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       75

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo

Officers

Andrew G. Arnott
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Trevor Swanberg[2]
Chief Compliance Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Christopher M. Chapman, CFA
Thomas C. Goggins
Daniel S. Janis III
Kisoo Park

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       76

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1324541	356A 8/20 10/20

John Hancock Funds II
Annual report — table of contents

Manager’s commentary and fund performance (See below for each fund’s page #)	3

Shareholder expense example	20

Portfolio of investments (See below for each fund’s page #)	22

Statements of assets and liabilities	104

Statements of operations	108

Statements of changes in net assets	112

Financial highlights	115

Notes to financial statements	119

Report of independent registered public accounting firm	144

Federal tax information	145

Evaluation of advisory and subadvisory agreements by the Board of Trustees	146

Appendix A	150

Statement regarding liquidity risk management	155

Trustees and officers information	157

For more information	161

Fund	Manager’s commentary and fund performance	Portfolio of investments
Capital Appreciation Fund	4	22
Capital Appreciation Value Fund	5	23
Health Sciences Fund	6	29
International Strategic Equity Allocation Fund	7	32
International Value Fund	8	48
Mid Cap Stock Fund	9	50
Mid Value Fund	10	51
Multi-Index Lifestyle Aggressive Portfolio	11	53
Multi-Index Lifestyle Balanced Portfolio	12	54
Multi-Index Lifestyle Conservative Portfolio	13	54
Multi-Index Lifestyle Growth Portfolio	14	55
Multi-Index Lifestyle Moderate Portfolio	15	56
Real Estate Securities Fund	16	56
Science & Technology Fund	17	57
Strategic Equity Allocation Fund	18	58
U.S. Sector Rotation Fund (formerly U.S. Strategic Equity Allocation)	19	96

John Hancock Funds II
Manager’s commentary and fund performance

Fund performance

In the following pages we have set forth information regarding the performance of certain funds of John Hancock Funds II (the Trust). There are several ways to evaluate a fund’s historical performance. One can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. With respect to all performance information presented, it is important to understand that past performance does not guarantee future results. Return and principal fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance tables

The performance tables show two types of total return information: cumulative and average annual total returns. A cumulative total return is an expression of a fund’s total change in share value in percentage terms over a set period of time—one, five, and ten years (or since the fund’s inception if less than the applicable period). An average annual total return takes the fund’s cumulative total return for a time period greater than one year and shows what would have happened if the fund had performed at a constant rate each year. The tables show all cumulative and average annual total returns, net of fees and expenses of the Trust, but do not reflect the expenses of any insurance company separate accounts (including a possible contingent deferred sales charge) that may invest in the funds, as applicable. If these were included, performance would be lower.

Graph—Change in value of $10,000 investment and comparative indexes

The performance graph for each fund (or portfolio), shows the change in value of a $10,000 investment over the life or ten-year period of each fund (or portfolio) whichever is shorter. Each fund’s (or portfolio’s) performance is compared with the performance of one or more broad-based securities indexes as a “benchmark.” All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and fund (or portfolio) operating expenses. The benchmarks used for comparison are unmanaged and include reinvestment of dividends and capital gains distributions, if any, but do not reflect any fees or expenses. Funds (or portfolios), that invest in multiple asset classes are compared with a customized benchmark. This benchmark comprises a set percentage allocation from each of the asset classes in which the fund invests.

Portfolio manager’s commentary

Finally, we have provided a commentary by each portfolio manager regarding each fund’s (or portfolio’s) performance during the period ended August 31, 2020. The views expressed are those of the portfolio managers as of August 31, 2020, and are subject to change based on market and other conditions. Information about a fund’s (or portfolio’s) holdings, asset allocation, or country diversification is historical and is no indication of future fund composition, which will vary. Information provided in this report should not be considered a recommendation to purchase or sell securities. The funds (or portfolios) are not insured by the Federal Deposit Insurance Corp., are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including loss of principal amount invested. For a more detailed discussion of the risks associated with the funds (or portfolios), see the funds’ prospectuses.

Standard & Poor’s, Standard & Poor’s 500, “S&P 500,” and “S&P MidCap 400 Index” are trademarks of S&P Global, Inc. “Russell 1000,” “Russell 2000,” “Russell 3000,” and “Russell Midcap” are trademarks of Frank Russell Company. “EAFE” and “MSCI” are trademarks of MSCI, Inc. “Bloomberg Barclays” is a registered trademark of Bloomberg LP. “Lipper” is a registered trademark of Reuters S.A. None of the funds in the Trust is sponsored, endorsed, managed, advised, sold, or promoted by any of these companies, and none of these companies makes any representation regarding the advisability of investing in the Trust.

Capital Appreciation Fund
Subadvisor: Jennison Associates LLC
Portfolio Managers: Blair A. Boyer, Michael A. Del Balso, Rebecca Irwin, Natasha Kuhlkin, CFA, Kathleen A. McCarragher, Spiros “Sig” Segalas

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks long-term growth of capital. Under normal market conditions, the fund invests at least 65% of the fund’s total assets in equity and equity-related securities of companies that, at the time of investment, exceed $1 billion in market capitalization and that the subadvisor believes to have above-average growth prospects.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Sector Composition*	% of Total
Information technology	43.1
Consumer discretionary	24.9
Communication services	14.9
Health care	7.5
Consumer staples	2.5
Industrials	2.3
Financials	2.1
Real estate	0.5
Short-term investments	2.2

* As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2020, the Capital Appreciation Fund Class NAV shares returned 63.0% and the Russell 1000 Growth Index returned 44.34%.

Environment  >  Markets were extremely volatile in the period, unsettled by U.S.-China trade discord and the spread of the coronavirus. Stocks peaked at new highs, then dropped dramatically as the viral outbreak spread around the globe, disrupting markets and life everywhere. Markets rebounded rapidly in the period’s final months, but the pandemic’s economic damage continued to accumulate.

Holdings in consumer discretionary, information technology, and communication services — the fund’s three biggest sectors — were strong contributors to outperformance as both stock selection and overweights relative to the benchmark were beneficial.

In consumer discretionary, Tesla, Inc. surged on impressive financial results made possible by solid production, increased capacity, and strong execution. Amazon.com, Inc. continues to benefit from economies of scale and its platform-based business model. Its web services business is an additional driver of revenue and profit. Amazon’s secular growth profile looks even stronger in the current environment, as social-distancing and shelter-in-place directives are drawing renewed attention to the value, utility, and resilience of e-commerce and cloud-computing business models.

In information technology, recognition of the importance of digital commerce in times of restricted personal mobility benefited Shopify, Inc., (not held in the benchmark) which provides cloud-based infrastructure tools that enable omni-channel ecommerce. With its huge installed base, Apple, Inc. has been benefiting from rapid growth in service business subscriptions. Favorable prospects for upcoming product cycles also boosted the stock. With people around the world working from home, the advantage of housing mission-critical software applications and services on the cloud is now uncontestable. In addition to a strong and stable enterprise business, Microsoft Corp. has a differentiated hybrid cloud strategy that is leading to an increase in its share of technology capital spending. Adobe, Inc. offers content creation and digital marketing applications and services that are transforming businesses operations. The increased demand for cloud storage has led to robust data center spending by chipmaker NVIDIA Corp.’s largest customers.

In communication services, Netflix, Inc. continues to enhance its long-term competitive position with the industry’s largest commitment of investment dollars in exclusive and original content.

In industrials, the position in The Boeing Company detracted from performance and was eliminated, as the 737 jet recertification process took longer than anticipated and COVID-19-restricted air travel compromised the financial health of airlines. Positions in commercial aircraft manufacturers Airbus SE and Safran SA were closed, as well.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2020	1-year	5-year	10-year	5-year	10-year
Capital Appreciation Fund Class 1	62.93	22.42	20.17	175.01	527.96
Capital Appreciation Fund Class NAV	63.00	22.49	20.23	175.71	530.98
Russell 1000 Growth Index[3,4]	44.34	20.66	19.02	155.74	470.34

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Capital Appreciation Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The Russell 1000 Growth Index is an unmanaged index composed of the Russell 1000 Index securities that have a greater-than-average growth orientation.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and Class NAV shares the gross expenses are 0.79% and 0.74%, respectively, and the net expenses are 0.78% and 0.73%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

Capital Appreciation Value Fund
Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: David R. Giroux, MD, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks long-term capital appreciation. Common stocks typically constitute at least 50% of the fund’s total assets. The remaining assets are generally invested in other securities, including convertible securities, corporate and government debt, bank loans, foreign securities, futures, and options.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
Common stocks	67.6
Corporate bonds	10.4
Term loans	9.9
Preferred securities	3.2
Short-term investments and other	8.9

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >   For the year ended August 31, 2020, the Capital Appreciation Value Fund Class NAV shares returned 13.38% and the S&P 500 Index returned 21.94%.

Environment  >  Overall, U.S. stocks posted positive returns for the 12-month period ended August 31, 2020. Shares overcame historic volatility in early 2020, which was spurred by the economic fallout of the coronavirus pandemic.

In late 2019, markets were periodically volatile as investors vacillated between optimism from generally positive economic data and corporate earnings and worries about slowing global growth, geopolitical discord, and tense trade negotiations between the U.S. and China. As 2019 closed, markets soared in response to a phase one trade deal between the U.S. and China. However, as the novel coronavirus spread worldwide and became a pandemic, markets experienced an acute, broad-based sell-off in February and March amid fears that panic, extreme government and individual containment measures, and more limited travel would grind economies to a halt and lead to a global recession. Despite intermittent volatility, equities staged a roaring comeback over the remainder of the period, as extraordinary monetary and fiscal stimulus measures and positive news regarding nascent treatment and vaccine development helped swing market sentiment back to positive territory.

In this environment, the S&P 500 Index posted positive returns. Sector returns diverged over the year, with information technology and consumer discretionary leading the way. The energy sector performed worst, delivering double-digit negative returns.

From an asset class perspective, the fund’s underlying equity holdings delivered a positive return but underperformed the S&P 500 Index. The fund’s bond holdings posted positive gains but slightly lagged the Bloomberg Barclays U.S. Aggregate Bond Index.

Among equities, the information technology sector was the top detractor from relative performance due to stock selection decisions. Shares of Fiserv, Inc. underperformed, as the IT services industry was among the laggards in the sector, trailing spaces such as hardware and software, which investors believe will see a less severe fallout from the pandemic-driven pullback in demand. We continue to like Fiserv for its strong track record of effectively managing mergers and acquisitions to drive growth and revenue and cost synergies. We believe the company is positioned to successfully weather this challenging period and deliver value over the long term. An overweight allocation to the utilities sector, which posted negative absolute returns, also weighed on relative results.

The financials sector was the greatest contributor to relative performance due to stock selection and a favorable average underweight allocation. In the first quarter of 2020, shares of global insurance brokerage firm Marsh & McLennan Companies, Inc. slid alongside the broader sector but held up better than peers. Returns were shielded in part by strong performance in January, when the company forecast a significant increase in operating cost savings in connection to merger synergies from its acquisition of British insurance broker Jardine Lloyd Thompson. We continue to like Marsh & McLennan for its solid management team and defensive earnings growth profile. Relative returns were also bolstered by an underweight allocation to the energy sector, which was hard hit by an oil price war and extreme supply and demand imbalances over the period.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2020	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Capital Appreciation Value Fund Class NAV (began 1/6/11)	13.38	11.45	—	11.33	71.93	—	181.67
S&P 500 Index[3,4]	21.94	14.46	—	13.35	96.47	—	235.06
Blended Index[4,5]	16.20	10.61	—	9.76	65.59	—	145.71

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Capital Appreciation Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
5	The Blended Index is 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the gross expense is 0.85% and the net expense is 0.84%. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

Health Sciences Fund
Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: Ziad Bakri, CFA, MD

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to healthcare, medicine, or the life sciences.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Industry Composition*	% of Total
Biotechnology	34.8
Health care equipment and supplies	21.7
Pharmaceuticals	16.2
Health care providers and services	14.8
Life sciences tools and services	9.0
Health care technology	1.6
Specialty retail	0.3
Software	0.2
Capital markets	0.2
Insurance	0.1
Diversified financial services	0.1
Short-term investments and other	1.0

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2020, the Health Sciences Fund Class NAV shares returned 28.39% and the Lipper Health/Biotechnology Index returned 31.57%.

Environment  >  Equity markets endured a tumultuous 12-month period through August 31, 2020. Following a steep coronavirus-related sell-off in the first quarter of the year, many of the U.S stock market indexes rebounded to new highs, led by outstanding gains in the tech-heavy Nasdaq Composite Index. Within the Lipper Health/Biotechnology Funds Index, every subsector recorded strong gains. The leading subsectors, life sciences and biotechnology, returned 42% and 35%, respectively, while the laggards, products and devices and services, advanced 24% and 29%, respectively. While gains of this magnitude may be unsustainable, our long-term outlook for the health care sector remains positive as fundamentals for the sector continue to improve on the back of accelerating innovation, new technology platforms, a favorable funding environment, and relative leniency from regulators.

The biotechnology subsector was the largest detractor from relative performance as both stock selection and an underweight allocation hurt relative results. Within the subsector, our position in Sage Therapeutics, Inc., which declined sharply during the period, was the largest detractor. Underweight allocations to Immunomedics, Inc. and Principia Biopharma, Inc.; (this was sold prior to year end) — both more than doubled during the year — also hurt relative returns.

The pharmaceuticals subsector was another area of relative weakness due to stock selection and an overweight allocation. An overweight position in Merck, which trailed the broader pharma segment, was a significant drag on relative returns. Positions in Amarin Corp. PLC and Tricida, Inc. also detracted from relative results as their shares struggled through the year. We appreciate the defensive nature of pharmaceutical investments and believe valuations among large-cap pharmaceuticals are not demanding.

Strong stock selection coupled with an overweight allocation to the life sciences subsector contributed to relative returns. Quidel Corp., a manufacturer of diagnostics products, was the top contributor in the group. The company’s shares rallied after it received an emergency use authorization from the U.S. Food & Drug Administration to use and market its coronavirus diagnostics test, which detects current infection. We also benefited from positions in Sartorius AG, a European biologics company, and Thermo Fisher Scientific, Inc., a U.S.-based life sciences tools company. We have seen an increase in merger and acquisition activity among life sciences companies as leading players in the health care space have looked to increase scale and expand into new verticals.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2020	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Health Sciences Fund Class NAV (began 9/30/11)	28.39	10.01	—	20.16	61.12	—	414.90
S&P 500 Index[3,4]	21.94	14.46	—	15.55	96.47	—	263.20
Lipper Health/Biotechnology Index[4,5]	31.57	10.18	—	19.01	62.35	—	372.62

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Health Sciences Fund expenses was reimbursed. If such expenses were not reimbursed, returns would be lower.
3	The S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
5	The Lipper Health/Biotechnology Index measures the performance of health and biotech funds.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the gross expense is 1.11% and the net expense is 1.10%. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

International Strategic Equity Allocation Fund
Subadvisor: Manulife Investment Management (US) LLC
Portfolio Manager: Nathan W. Thooft, CFA, Matthew Murphy, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks capital appreciation. The fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of any market capitalization, including futures on indexes of equity securities. The fund invests primarily in foreign securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Sector Composition*	% of Total
Financials	20.3
Consumer discretionary	13.0
Industrials	11.5
Information technology	10.8
Health care	10.5
Consumer staples	9.3
Materials	7.3
Communication services	6.7
Utilities	3.6
Energy	3.2
Real estate	2.6
Short-term investments and other	1.2

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended August 31, 2020, the International Strategic Equity Allocation Fund Class NAV shares returned 8.98% and the MSCI AC World ex-U.S.A. Index returned 8.31%.

Environment  >  U.S. equities posted gains over the period despite significant volatility triggered by the global spread of COVID-19. The virus proved to be highly infectious and, by the end of March, had become a global pandemic. The social distancing required to combat the pandemic led to widespread work stoppages. Unemployment soared to levels not seen since the Great Depression and the widely followed S&P 500 Index entered “bear-market” territory in March, less than a month after reaching an all-time high.

Foreign stocks in developed markets reacted similarly to their U.S. counterparts, with a steep first-quarter decline followed by an impressive recovery. Developed markets derived much less benefit from the strength of the Information Technology sector, and lagged the U.S. market. As of August 31, 2020, Information Technology sector had the largest weighting among the 11 sectors in the S&P 500 Index, and posted a relatively strong return over the period. The MSCI EAFE Index had only single-digit exposure to the Information Technology sector, and posted a much more modest return in the sector. Emerging markets equities finished stronger than those of international developed markets, but still lagged the S&P 500 Index.

In the bond market, Treasury yields were fairly stable through the end of 2019, but plunged in the first quarter of 2020, as it quickly became apparent that the U.S. economy was entering a recession. This ended the longest period of U.S. economic expansion on record. Over the period, longer-dated Treasuries strongly outperformed. Corporate debt performed relatively well, except in the first quarter, when widespread shutdowns fueled concerns about revenue and earnings.

From an asset allocation perspective, positions in certain developed markets, including an underweight position in the U.K. and an overweight position in Germany contributed to returns, as did certain emerging markets positions, including an underweight in Brazil. Conversely, underweight positions in China and Canada, as well as an overweight position in France, detracted from returns.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2020	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
International Strategic Equity Allocation Fund Class NAV (began 10/17/16)	8.98	—	—	6.15	—	—	26.00
MSCI AC World ex-U.S.A. Index[3,4]	8.31	—	—	6.83	—	—	29.16

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the International Strategic Equity Allocation Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The MSCI AC World ex-U.S.A. Index is a free-float adjusted market capitalization weighted index designed to measure the equity market performance of developed markets and emerging markets, excluding the United States.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the gross expense is 0.71% and the net expense is 0.70%. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

International Value Fund
Subadvisor: Boston Partners Global Investors, Inc. Prior to February 12, 2020, Templeton Investment Counsel, LLC served as the fund’s subadvisor.
Portfolio Managers: Joseph F. Feeney, Jr. CFA, Christopher K. Hart, CFA, Joshua M. Jones, CFA, Joshua White, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks long-term growth of capital. Under normal market conditions, the fund invests primarily in equity securities of companies located outside the U.S., including emerging markets.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Sector Composition*	% of Total
Financials	20.1
Industrials	15.4
Information technology	11.8
Health care	10.5
Consumer discretionary	10.0
Materials	7.9
Consumer staples	7.9
Communication services	7.1
Energy	3.7
Real estate	1.0
Utilities	1.0
Short-term investments and other	3.6

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2020, the International Value Fund Class NAV shares returned 2.22% and the MSCI EAFE Index returned 6.13%. On February 12, 2020, Boston Partners Global Investors, Inc. replaced Templeton Investment Counsel, LLC as the fund’s subadvisor.

Environment  >

Templeton Investment Counsel, LLC (period from September 1, 2019 through February 11, 2020)

International equities advanced during the period under review amid accommodative central bank messaging and incrementally better economic data; however international value stocks extended their longest and deepest period of underperformance relative to growth on record.

Market gains began to deteriorate toward the end of the period as hopes of a global economic upturn were challenged by fears surrounding a highly contagious coronavirus outbreak in China.

Relative performance in the information technology sector was led by benchmark investments in electronic companies South Korean based Samsung Electronics Company, Ltd. and Taiwan based Taiwan Semiconductor Manufacturing Company, Ltd. Samsung is a multinational electronics company driven primarily by its semiconductor division. Shares of Taiwan Semiconductor (sold prior to year end), a key supplier to market leaders Apple and Qualcomm benefited similarly from improving Sino-American trade relations. Stock selection and an underweighting in the consumer staples sector also enhanced results, as did security selection in the consumer discretionary sector.

Conversely, relative performance was pressured by stock selection in the materials sector and by an overweighting in the energy sector. From the energy sector, detractors included Italy’s based Eni SpA and Royal Dutch Shell PLC and Canadian integrated oil company Husky Energy, Inc. (sold all holdings prior to year end); however, a litigation settlement from Petroleo Brasileiro SA contributed to performance. An overweighting in the communication services sector also hampered results. Luxembourg-based satellite operator SES SA (sold prior to year end) finished as the fund’s biggest detractor for the period. Its shares slumped after U.S. regulators opted for a public auction of C-band spectrum instead of the private auction favored by spectrum owners like SES, as well as telecommunications industry bidders who preferred a quicker, private process.

From a regional standpoint, stock selection in Asia supported relative performance, with out of benchmark investments in South Korea and Taiwan proving especially beneficial. In Europe, security selection in France, Germany and Switzerland also enhanced results. Conversely, out of benchmark positioning in Canada detracted from relative performance.

Boston Partners Global Investors, Inc. (period from February 12, 2020 through August 31, 2020)

International value stocks continued to underperform international growth stocks during the period under review.

Relative underperformance during the period under review was mostly driven by stock selection within industrials, consumer staples, and financials sectors. Top detractors from relative performance within the industrials sector include Leonardo SpA and Eiffage SA. Not owning a position in Nestle SA, the world’s largest food and beverage company, was the main detractor from performance within the consumer staples sector. The stock performed well over the trailing period despite slightly declining earnings estimates, and experienced earnings multiple expansion as investors flocked to its defensive attributes in the face of a viral pandemic. In the financials sector, the fund’s insurance stocks lagged the market, driven by both concerns about potential COVID-19 related claims, and indiscriminate regulatory constraints on capital return policies. Large individual detractors from performance held by the fund within the financials sector include Fairfax Financial Holdings, Ltd., Axis Capital Holdings, and Aviva PLC (sold all holdings prior to year end).

The fund’s relative performance was aided by positioning in the materials sector. Positions in Barrick Gold Corp. and Yamana Gold, Inc. continue to post strong performance as central banks around the world expand their balance sheets in an effort to offset the negative economic impact of the virus.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2020	1-year	5-year	10-year	5-year	10-year
International Value Fund Class 1	2.16	1.52	3.38	7.81	39.45
International Value Fund Class NAV	2.22	1.57	3.43	8.11	40.13
MSCI EAFE Index[3,4]	6.13	4.72	5.88	25.94	77.05

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the International Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The MSCI EAFE Index (Europe, Australasia, Far East) is a free-float-adjusted market capitalization index that is designed to measure developed market equity performance.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and Class NAV shares the gross expenses are 0.93% and 0.85%, respectively, and the net expenses are 0.92% and 0.84%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

Mid Cap Stock Fund
Subadvisor: Wellington Management Company LLP
Portfolio Managers: Mario E. Abularach, CFA, CMT, Stephen Mortimer

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks long-term growth and capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Sector Composition*	% of Total
Information technology	26.8
Health care	22.9
Consumer discretionary	21.2
Industrials	7.9
Communication services	7.5
Financials	7.0
Consumer staples	4.3
Real estate	0.2
Short-term investments and other	2.2

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2020, the Mid Cap Stock Fund Class NAV shares returned 41.47% and the Russell Midcap Growth Index returned 23.56%.

Environment  >  U.S. equities, as measured by the S&P 500 Index, posted positive results over the trailing twelve-month period ending August 31, 2020. U.S.-China trade tensions were volatile going into the last quarter of 2019 but eased in December after the U.S. and China reached a phase-one trade agreement. During the first quarter of 2020, the COVID-19 outbreak caused unprecedented societal and market disruptions. Volatility surged to extreme levels as states adopted extraordinary measures to fight the contagion while companies’ shuttered stores and production, withdrew earnings guidance and drew down credit lines. Later in the first quarter, the Fed and U.S. government bolstered markets with an emergency stimulus package extending roughly $2 trillion in aid that continued to drive the market’s rebound through the second quarter of 2020. U.S. and China trade tensions have escalated on several fronts in recent months after reigniting in May despite the two countries reaffirming their commitment to the phase-one trade deal. Uncertainty remains with Congress at an impasse on the next coronavirus aid package and the U.S. presidential election looming in November.

Within the fund, stock selection drove outperformance. Security selection was particularly strong in information technology, consumer staples and communication services sectors. This was slightly offset by unfavorable selection in consumer discretionary and industrials sectors.

Sector allocation, a product of the bottom-up stock selection process, also contributed to performance. Allocation effect was driven by our overweight to the health care sector but partially offset by our underweight to the information technology sector.

Top contributors to relative performance during the period included Advanced Micro Devices, a semiconductor company; Square Inc., a financial services and mobile payment company; and Spotify Technology SA, a music streaming and media services provider.

Top detractors from relative performance included Pinterest, Inc. (sold prior to year end), an image sharing and social media service; The We Company, Inc., a commercial real estate company; and Exact Sciences Corp., a molecular diagnostics company.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2020	1-year	5-year	10-year	5-year	10-year
Mid Cap Stock Fund Class 1	41.40	18.49	17.47	133.54	400.19
Mid Cap Stock Fund Class NAV	41.47	18.55	17.53	134.20	402.81
Russell Midcap Growth Index[3,4]	23.56	14.94	16.03	100.63	342.27

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Mid Cap Stock Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The Russell Midcap Growth Index is an unmanaged index that contains those stocks from the Russell Midcap Index with a greater than average growth orientation.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and Class NAV shares the gross expenses are 0.92% and 0.87%, respectively, and the net expenses are 0.91% and 0.86%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

Mid Value Fund
Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: David J. Wallack

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that are within the S&P MidCap 400 Index or the Russell Midcap Value Index.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Sector Composition*	% of Total
Financials	16.6
Health care	16.5
Energy	12.7
Materials	11.5
Industrials	9.6
Consumer staples	9.0
Real estate	7.2
Communication services	5.6
Utilities	4.7
Information technology	2.8
Consumer discretionary	2.7
Short-term investments and other	1.1

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended August 31, 2020, the Mid Value Fund Class NAV shares returned 7.40% and the Russell Midcap Value Index declined 1.30%.

Environment  >  While major U.S. stocks were largely positive for the one-year period ended August 31, 2020, there was significant variation across style and market capitalization. Growth substantially outpaced value, and large-caps outperformed small- and mid-cap peers. Progress in U.S.-China trade talks, and the eventual consummation of a “phase one” trade deal, lifted stocks early in the period. Starting in late February, however, evidence that the novel coronavirus might be transitioning into a global pandemic proved a watershed for the markets. In March, U.S. stocks suffered their worst declines since the financial crisis in late 2008 as the accelerating pandemic led to the shutdown of significant portions of the global economy. However, U.S. equities rebounded sharply in the following months, with market gains being driven by the Federal Reserve’s and federal government’s massive stimulus efforts, as well as slowing coronavirus infection rates in the U.S. and various other countries, which encouraged leaders to gradually lift lockdowns and reopen their economies. News of advancements in treatment and vaccine development also helped lift markets. Stocks also received a boost late in the period when Federal Reserve Chair Jerome Powell announced that the central bank will move to a policy of average inflation targeting, which will allow inflation to run above its 2% target to make up for past shortfalls.

Stock selection in the materials sector contributed the most to relative results, led by names in metals and mining. Fresnillo PLC, Franco-Nevada Corp., and Barrick Gold Corp. all benefited from a rise in gold and silver prices, as gold reached eight-year highs during the period.

Stock choices in the real estate sector also boosted relative returns. An underweight to the sector, one of the poorest performers for the benchmark, also added value. Weyerhaeuser Company, a pure-play timber real estate investment trust, rose along with the broader market late in the period due to optimism surrounding the reopening of certain parts of the U.S. economy. We continue to believe the market underappreciates the value of Weyerhaeuser’s high-quality timberland assets. We are also encouraged by steps the company has taken to ensure balance sheet flexibility amid an uncertain environment.

Health care sector added value due to an overweight position and stock picks. Shares of Patterson Companies, Inc., a specialty distributor of dental and animal health consumable products, equipment, and technology solutions, rose in 2020 on consecutive quarters of solid results reflecting strong operational execution despite COVID-19 headwinds. We believe the company is positioned to benefit from continued end market recovery and potentially from more permanent cost reductions spurred by the pandemic.

Conversely, stock selection in the communication services sector weighed on relative results. Shares of entertainment content company ViacomCBS, Inc. declined after Viacom and CBS merged in late December 2019, due to investor concerns over ongoing headwinds media companies are facing. In early 2020, the cancellation of the majority of live sports broadcasts, including the NCAA Division I Men’s Basketball Tournament usually shown on CBS, due to the coronavirus outbreak further weighed on the company.

Stock choices in the utilities sector also detracted, although this was largely offset by a favorable underweight position. Shares of Ohio-based integrated utility First Energy Corp. plunged after the company was implicated in a bribery investigation related to the passage of a bill that provided subsidies for distressed nuclear power plants owned by former FirstEnergy subsidiary, FES. While the company asserts its innocence, the scandal may create a significant near-term overhang.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2020	1-year	5-year	10-year	5-year	10-year
Mid Value Fund Class NAV	7.40	7.14	10.51	41.20	171.72
Russell Midcap Value Index[3,4]	–1.30	6.14	10.94	34.74	182.51

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Mid Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the gross expense is 0.99% and the net expense is 0.98%. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

Multi-Index Lifestyle Aggressive Portfolio
Subadvisors: Manulife Investment Management (US) LLC
Portfolio Managers: Robert E. Sykes, CFA, Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The portfolio seeks long-term growth of capital. Current income is not a consideration. The portfolio operates as a fund of funds and normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Asset Allocation*	% of Total
Affiliated investment companies	67.1
Large blend	67.1
Unaffiliated investment companies	32.9
Equity	32.9

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2020, the Multi-Index Lifestyle Aggressive Portfolio Class 1 shares returned 12.98% and a blend of 70% Russell 3000 Index and 30% MSCI AC World ex-U.S.A. Index returned 17.42%.

Environment  >  U.S. equities posted gains over the period despite significant volatility triggered by the global spread of COVID-19. The virus proved to be highly infectious and, by the end of March, had become a global pandemic. The social distancing required to combat the pandemic led to widespread work stoppages. Unemployment soared to levels not seen since the Great Depression and the widely followed S&P 500 Index entered “bear-market” territory in March, less than a month after reaching an all-time high.

Foreign stocks in developed markets reacted similarly to their U.S. counterparts, with a steep first-quarter decline followed by an impressive recovery. These markets derived much less benefit from the strength of the information technology sector, and, and lagged the U.S. market. As of August 31, 2020, information technology had the largest weighting among the 11 sectors in the S&P 500, and posted a relatively strong return over the period. The MSCI EAFE Index had only single-digit exposure to the information technology sector, and posted a much more modest return in the sector. Emerging markets equities finished stronger than those of international developed markets, but still lagged the S&P 500.

In the bond market, Treasury yields were fairly stable through the end of 2019, but plunged in the first quarter of 2020, as it quickly became apparent that the U.S. economy was entering a recession. This ended the longest period of U.S. economic expansion on record. Over the period, longer-dated Treasuries strongly outperformed. Corporate debt performed relatively well, except in the first quarter, when widespread shutdowns fueled concerns about revenue and earnings.

From an asset allocation perspective, an underweight positions in mid-cap equity contributed to returns, as did an overweight position in technology. On an individual securities basis, Strategic Equity Allocation (U.S. Large Cap sleeve) detracted and Strategic Equity Allocation (International sleeve) contributed to returns.

An underweight position in U.S. large-cap equity detracted from returns, as did overweight positions in international developed equity and real estate.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2020	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Multi-Index Lifestyle Aggressive Portfolio Class R6 (began 12/30/13)	13.00	9.89	—	7.87	60.26	—	65.75
Multi-Index Lifestyle Aggressive Portfolio Class 1 (began 12/30/13)	12.98	9.83	—	7.83	59.85	—	65.40
S&P 500 Index[3,4]	21.94	14.46	—	12.37	96.47	—	117.77
MSCI EAFE Index[4,5]	6.13	4.72	—	2.77	25.94	—	20.00
Blended Index[4,6]	17.42	11.43	—	9.18	71.80	—	79.69

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Multi-Index Lifestyle Aggressive Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The S&P 500 Index is an unmanaged index that includes 500 widely-traded common Stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
5	The MSCI EAFE Index (Europe, Australasia, Far East) is a free-float-adjusted market capitalization index that is designed to measure developed market equity performance.
6	The Blended Index is composed of 70% Russell 3000 Index and 30% MSCI AC World ex-U.S.A. Index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares — 0.68% and Class R6 shares — 0.64%.

Multi-Index Lifestyle Balanced Portfolio
Subadvisors: Manulife Investment Management (US) LLC
Portfolio Managers: Robert E. Sykes, CFA, Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The portfolio operates as a fund of funds and normally invests approximately 60% of its assets in underlying funds that invest primarily in equity securities and approximately 40% in underlying funds that invest primarily in fixed-income securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Asset Allocation*	% of Total
Affiliated investment companies	38.8
Large blend	38.8
Unaffiliated investment companies	61.2
Fixed Income	38.2
Equity	23.0

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2020, the Multi-Index Lifestyle Balanced Portfolio Class 1 shares returned 10.36% and a blend of 42% Russell 3000 Index, 18% MSCI AC World ex-U.S.A. Index, 8% ICE Bank of America U.S. High Yield Index*, and 32% Bloomberg Barclays U.S. Aggregate Bond Index returned 13.32%.

Environment  >  U.S. equities posted gains over the period despite significant volatility triggered by the global spread of COVID-19. The virus proved to be highly infectious and, by the end of March, had become a global pandemic. The social distancing required to combat the pandemic led to widespread work stoppages. Unemployment soared to levels not seen since the Great Depression and the widely followed S&P 500 Index entered “bear-market” territory in March, less than a month after reaching an all-time high.

Foreign stocks in developed markets reacted similarly to their U.S. counterparts, with a steep first-quarter decline followed by an impressive recovery. These markets derived much less benefit from the strength of the information technology sector, however, and lagged the U.S. market. As of August 31, 2020, information technology had the largest weighting among the 11 sectors in the S&P 500, and posted a relatively strong return over the period. The MSCI EAFE Index had only single-digit exposure to the information technology sector, and posted a much more modest return in the sector. Emerging markets equities finished stronger than those of international developed markets, but still lagged the S&P 500.

In the bond market, Treasury yields were fairly stable through the end of 2019, but plunged in the first quarter of 2020, as it quickly became apparent that the U.S. economy was entering a recession. This ended the longest period of U.S. economic expansion on record. Over the period, longer-dated Treasuries strongly outperformed. Corporate debt performed relatively well, except in the first quarter, when widespread shutdowns fueled concerns about revenue and earnings.

From an asset allocation perspective, underweight positions in mid-cap equity and high yield bonds contributed to returns, as did an overweight position in technology. On an individual securities basis, Strategic Equity Allocation (U.S. Large Cap sleeve) detracted and Strategic Equity Allocation (International sleeve) contributed to returns.

An underweight position in U.S. large-cap equity detracted from returns, as did overweight positions in international developed equity and real estate.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2020	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Multi-Index Lifestyle Balanced Portfolio Class R6 (began 12/30/13)	10.50	7.85	—	6.43	45.93	—	51.56
Multi-Index Lifestyle Balanced Portfolio Class 1 (began 12/30/13)	10.36	7.79	—	6.39	45.52	—	51.19
S&P 500 Index[3,4]	21.94	14.46	—	12.37	96.47	—	117.77
Bloomberg Barclays U.S. Aggregate Bond Index[4,5]	6.47	4.33	—	4.21	23.60	—	31.68
Blended Index[4,6]	13.32	8.98	—	7.48	53.69	—	61.78

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Multi-Index Lifestyle Balanced Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The S&P 500 Index is an unmanaged index that includes 500 widely-traded common Stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
5	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
6	The Blended Index is composed of 42% Russell 3000 Index, 18% MSCI AC World ex-U.S.A. Index, 8% ICE Bank of America U.S. High Yield Index*, and 32% Bloomberg Barclays U.S. Aggregate Bond Index.
*	Formerly known as ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares — 0.71% and Class R6 shares — 0.67%.

Multi-Index Lifestyle Conservative Portfolio
Subadvisors: Manulife Investment Management (US) LLC
Portfolio Managers: Robert E. Sykes, CFA, Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The portfolio seeks a high level of current income and with some consideration given to growth of capital. The portfolio operates as a fund of funds and normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% in underlying funds that invest primarily in equity securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Asset Allocation*	% of Total
Affiliated investment companies	10.8
Large blend	10.8
Unaffiliated investment companies	88.9
Fixed income	79.2
Equity	9.7
Short-term investments and other	0.3

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2020, the Multi-Index Lifestyle Conservative Portfolio Class 1 shares returned 7.33% and a blend of 14% Russell 3000 Index, 6% MSCI AC World ex-U.S.A. Index, 16% ICE Bank of America U.S. High Yield Index*, and 64% Bloomberg Barclays U.S. Aggregate Bond Index returned 8.62%.

Environment  >  U.S. equities posted gains over the period despite significant volatility triggered by the global spread of COVID-19. The virus proved to be highly infectious and, by the end of March, had become a global pandemic. The social distancing required to combat the pandemic led to widespread work stoppages. Unemployment soared to levels not seen since the Great Depression and the widely followed S&P 500 Index entered “bear-market” territory in March, less than a month after reaching an all-time high.

Foreign stocks in developed markets reacted similarly to their U.S. counterparts, with a steep first-quarter decline followed by an impressive recovery. These markets derived much less benefit from the strength of the information technology sector, however, and lagged the U.S. market. As of August 31, 2020, information technology had the largest weighting among the 11 sectors in the S&P 500, and posted a relatively strong return over the period. The MSCI EAFE Index had only single-digit exposure to the information technology sector, and posted a much more modest return in the sector. Emerging markets equities finished stronger than those of international developed markets, but still lagged the S&P 500.

In the bond market, Treasury yields were fairly stable through the end of 2019, but plunged in the first quarter of 2020, as it quickly became apparent that the U.S. economy was entering a recession. This ended the longest period of U.S. economic expansion on record. Over the period, longer-dated Treasuries strongly outperformed. Corporate debt performed relatively well, except in the first quarter, when widespread shutdowns fueled concerns about revenue and earnings.

From an asset allocation perspective, underweight positions in mid-cap equity and high yield bonds contributed to returns, as did an overweight position in inflation protected securities. On an individual securities basis, Strategic Equity Allocation (U.S. Large Cap sleeve) detracted and Strategic Equity Allocation (International sleeve) contributed to returns.

An underweight position in U.S. large-cap equity detracted from returns, as did overweight positions in bank loans and real estate.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2020	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Multi-Index Lifestyle Conservative Portfolio Class R6 (began 12/30/13)	7.37	5.52	—	4.70	30.80	—	35.90
Multi-Index Lifestyle Conservative Portfolio Class 1 (began 12/30/13)	7.33	5.46	—	4.67	30.47	—	35.58
S&P 500 Index[3,4]	21.94	14.46	—	12.37	96.47	—	117.77
Bloomberg Barclays U.S. Aggregate Bond Index[4,5]	6.47	4.33	—	4.21	23.60	—	31.68
Blended Index[4,6]	8.62	6.24	—	5.51	35.33	—	43.01

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Multi-Index Lifestyle Conservative Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The S&P 500 Index is an unmanaged index that includes 500 widely-traded common Stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expense or sales charges, which would result in lower returns.
5	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
6	The Blended Index is composed of 14% Russell 3000 Index, 6% MSCI AC World ex-U.S.A. Index, 16% ICE Bank of America U.S. High Yield Index*, and 64% Bloomberg Barclays U.S. Aggregate Bond Index.
*	Formerly known as ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and Class R6 shares the gross expenses are 0.74% and 0.70%, respectively, and the net expenses are 0.73% and 0.69%, respectively. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

Multi-Index Lifestyle Growth Portfolio
Subadvisors: Manulife Investment Management (US) LLC
Portfolio Managers: Robert E. Sykes, CFA, Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The portfolio seeks long-term growth of capital. Current income is also a consideration. The portfolio operates as a fund of funds and normally invests approximately 80% of its assets in underlying funds that invest primarily in equity securities, and approximately 20% in underlying funds that invest primarily in fixed-income securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Asset Allocation*	% of Total
Affiliated investment companies	53.0
Large blend	53.0
Unaffiliated investment companies	46.9
Equity	29.2
Fixed income	17.7
Short-term investments and other	0.1

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2020, the Multi-Index Lifestyle Growth Portfolio Class 1 shares returned 11.86% and a blend of 56% Russell 3000 Index, 24% MSCI AC World ex-U.S.A Index, 4% ICE Bank of America U.S. High Yield Index*, and 16% Bloomberg Barclays U.S. Aggregate Bond Index returned 15.45%.

Environment  >  U.S. equities posted gains over the period despite significant volatility triggered by the global spread of COVID-19. The virus proved to be highly infectious and, by the end of March, had become a global pandemic. The social distancing required to combat the pandemic led to widespread work stoppages. Unemployment soared to levels not seen since the Great Depression and the widely followed S&P 500 Index entered “bear-market” territory in March, less than a month after reaching an all-time high.

Foreign stocks in developed markets reacted similarly to their U.S. counterparts, with a steep first-quarter decline followed by an impressive recovery. These markets derived much less benefit from the strength of the information technology sector, however, and lagged the U.S. market. As of August 31, 2020, information technology had the largest weighting among the 11 sectors in the S&P 500, and posted a relatively strong return over the period. The MSCI EAFE Index had only single-digit exposure to the information technology sector, and posted a much more modest return in the sector. Emerging markets equities finished stronger than those of international developed markets, but still lagged the S&P 500.

In the bond market, Treasury yields were fairly stable through the end of 2019, but plunged in the first quarter of 2020, as it quickly became apparent that the U.S. economy was entering a recession. This ended the longest period of U.S. economic expansion on record. Over the period, longer-dated Treasuries strongly outperformed. Corporate debt performed relatively well, except in the first quarter, when widespread shutdowns fueled concerns about revenue and earnings.

From an asset allocation perspective, underweight positions in mid-cap equity and high yield bonds contributed to returns, as did an overweight position in technology. On an individual securities basis, Strategic Equity Allocation (U.S. Large Cap sleeve) detracted and Strategic Equity Allocation (International sleeve) contributed to returns.

An underweight position in U.S. large-cap equity detracted from returns, as did overweight positions in international developed equity and real estate.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2020	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Multi-Index Lifestyle Growth Portfolio Class R6 (began 12/30/13)	11.88	8.88	—	7.19	53.02	—	58.90
Multi-Index Lifestyle Growth Portfolio Class 1 (began 12/30/13)	11.86	8.84	—	7.16	52.72	—	58.58
S&P 500 Index[3,4]	21.94	14.46	—	12.37	96.47	—	117.77
Bloomberg Barclays U.S. Aggregate Bond Index[4,5]	6.47	4.33	—	4.21	23.60	—	31.68
Blended Index[4,6]	15.45	10.24	—	8.36	62.82	—	70.89

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Multi-Index Lifestyle Growth Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The S&P 500 Index is an unmanaged index that includes 500 widely-traded common Stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
5	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
6	The Blended Index is composed of 56% Russell 3000 Index, 24% MSCI AC World ex-U.S.A. Index, 4% ICE Bank of America U.S. High Yield Index*, and 16% Bloomberg Barclays U.S. Aggregate Bond Index.
*	Formerly known as ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares — 0.69% and Class R6 shares — 0.65%.

Multi-Index Lifestyle Moderate Portfolio
Subadvisors: Manulife Investment Management (US) LLC
Portfolio Managers: Robert E. Sykes, CFA, Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The portfolio seeks a balance between a high level of current income and growth of capital, with greater emphasis on income. The portfolio operates as a fund of funds and normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% in underlying funds that invest primarily in equity securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Asset Allocation*	% of Total
Affiliated investment companies	25.4
Large blend	25.4
Unaffiliated investment companies	74.6
Fixed income	59.0
Equity	15.6

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2020, the Multi-Index Lifestyle Moderate Portfolio Class 1 shares returned 8.54% and a blend of 28% Russell 3000 Index, 12% MSCI AC World ex-U.S.A. Index, 12% ICE Bank of America U.S. High Yield Index*, and 48% Bloomberg Barclays U.S. Aggregate Bond Index returned 11.03%.

Environment  >  U.S. equities posted gains over the period despite significant volatility triggered by the global spread of COVID-19. The virus proved to be highly infectious and, by the end of March, had become a global pandemic. The social distancing required to combat the pandemic led to widespread work stoppages. Unemployment soared to levels not seen since the Great Depression and the widely followed S&P 500 Index entered “bear-market” territory in March, less than a month after reaching an all-time high.

Foreign stocks in developed markets reacted similarly to their U.S. counterparts, with a steep first-quarter decline followed by an impressive recovery. These markets derived much less benefit from the strength of the information technology sector, however, and lagged the U.S. market. As of August 31, 2020, information technology had the largest weighting among the 11 sectors in the S&P 500, and posted a relatively strong return over the period. The MSCI EAFE Index had only single-digit exposure to the information technology sector, and posted a much more modest return in the sector. Emerging markets equities finished stronger than those of international developed markets, but still lagged the S&P 500.

In the bond market, Treasury yields were fairly stable through the end of 2019, but plunged in the first quarter of 2020, as it quickly became apparent that the U.S. economy was entering a recession. This ended the longest period of U.S. economic expansion on record. Over the period, longer-dated Treasuries strongly outperformed. Corporate debt performed relatively well, except in the first quarter, when widespread shutdowns fueled concerns about revenue and earnings.

From an asset allocation perspective, underweight positions in mid-cap equity and high yield bonds contributed to returns, as did an overweight position in inflation protected securities. On an individual securities basis, Strategic Equity Allocation (U.S. Large Cap sleeve) detracted and Strategic Equity Allocation (International sleeve) contributed to returns.

An underweight position in U.S. large-cap equity detracted from returns, as did overweight positions in international developed equity and real estate.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2020	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Multi-Index Lifestyle Moderate Portfolio Class R6 (began 12/30/13)	8.58	6.68	—	5.52	38.17	—	43.12
Multi-Index Lifestyle Moderate Portfolio Class 1 (began 12/30/13)	8.54	6.64	—	5.50	37.91	—	42.91
S&P 500 Index[3,4]	21.94	14.46	—	12.37	96.47	—	117.77
Bloomberg Barclays U.S. Aggregate Bond Index[4,5]	6.47	4.33	—	4.21	23.60	—	31.68
Blended Index[4,6]	11.03	7.64	—	6.52	44.51	—	52.45

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2	Since inception, a portion of the Multi-Index Lifestyle Moderate Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The S&P 500 Index is an unmanaged index comprised of 500 widely traded U.S. common stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
5	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.
6	The Blended Index is composed of 28% Russell 3000 Index, 12% MSCI AC World ex-U.S.A. Index, 12% ICE Bank of America U.S. High Yield Index*, and 48% Bloomberg Barclays U.S. Aggregate Bond Index.
*	Formerly known as ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and Class R6 shares the gross expenses are 0.73% and 0.69%, respectively, and the net expenses are 0.72% and 0.68%, respectively. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

Real Estate Securities Fund
Subadvisor: DWS Investment Management Americas Inc.
Portfolio Managers: Robert Thomas, John W. Vojticek, David W. Zonavetch, CPA

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks to achieve a combination of long-term capital appreciation and current income. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (REITs) and real estate companies.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
Specialized REITs	30.4
Residential REITs	19.5
Industrial REITs	16.6
Retail REITs	12.8
Health care REITs	10.2
Office REITs	7.3
Diversified REITs	2.2
Short-term investments and other	1.0

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2020, the Real Estate Securities Fund Class 1 shares declined 9.75% and the MSCI U.S. REIT Index declined 12.63%.

Environment  >  Over the past one-year, U.S. REITs underperformed the broader equity market (as represented by the S&P 500 Index). To start Q4 2019, the S&P capped off a solid 2019 calendar year to achieve its best annual gain in 6 years. Sustained optimism over a ‘Phase One’ U.S./China trade deal, that called for a reduction in U.S. tariffs in exchange for purchase commitments from China helped to keep global equities well-bid. The Federal Reserve held rates steady, citing a reduced probability of both a U.S./China trade war and a disorderly Brexit, despite weak U.S. manufacturing data. However, in the final days of December, tensions between the U.S. and Iran mounted leading up to the targeted killing of Iranian major general Qassem Soleimani on January 3rd, marking a volatile start to a U.S. election year, prompting a bid for safe havens, and sending oil prices soaring. However, these fears receded during the first quarter of 2020 in the wake of the global spread of COVID-19, which prompted unprecedented shutdowns in a bid to slow the spread of the outbreak. Equity markets sold off sharply. In response, the Federal Reserve promised unlimited quantitative easing and the U.S. Senate approved the largest emergency aid package in history. REITs were not spared, with the Retail, Malls, and Hotels sectors, along with the more service-oriented Net Lease sector, the hardest hit as containment efforts drastically restrict travel and consumer activity. However, markets quickly launched a recovery off of March lows, pushing steadily higher as investors bet on a swift recovery despite mixed economic data and a string of poor earnings reports. Rising tensions between the U.S. and China, a surge in new COVID-19 cases across the U.S., and cautionary comments from Federal Reserve Chairman Jerome Powell weighed on markets in June, but ticked upwards once more in July as macro data continued to improve, despite culminating in a record-breaking plunge in Q2 GDP. During the month of August, macroeconomic indicators such as break-even inflation, credit spreads, the U.S. dollar, and gold continued to move in a direction that is favorable to risk despite stimulus concerns. In a historic move, the Federal Reserve established an explicit inflation averaging framework. In response, various equity indices notched all-time highs as markets continued to exhibit resilience. For the REITs, Hotels and Malls surged on market optimism and continued re-opening progress. Data Centers and Industrial pulled back after a standout July while Office lagged as rationalization of space needs continues to pressure the sector.

For the annual reporting period ending August 31, 2020, the fund outperformed its benchmark. Relative outperformance was the result of both strong stock selection and sector allocation effects. Over the one-year period, performance was driven by positive sector allocation effects. The underweights to the Regional Malls and Hotels sectors and the overweights to the Towers and Data Centers sectors were the top contributors from an allocation perspective. Partially offsetting this was the average overweight to the traditionally defensive Net Lease sector, which was hit hard given exposure to tenants with service-oriented business models who were among the last to be allowed to reopen due to COVID-19. Stock selection was also strong, particularly amongst Office, Apartments, Healthcare, and Self Storage names. Weak selection across Industrial and Hotels partially offset this.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2020	1-year	5-year	10-year	5-year	10-year
Real Estate Securities Fund Class 1	–9.75	7.02	9.43	40.41	146.21
MSCI U.S. REIT Index[3,4]	–12.63	5.29	8.72	29.42	130.64

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Real Estate Securities Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The MSCI U.S. REIT Index is an unmanaged index consisting of the most actively traded REITs.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 shares the gross expenses are 0.81% and the net expenses are 0.80%. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

Science & Technology Fund
Subadvisors: Allianz Global Investors U.S., LLC and T. Rowe Price Associates Inc.
Portfolio Managers: Huachen Chen (Allianz), Walter C. Price (Allianz), Michael A. Seidenberg (Allianz), Ken Allen (T. Rowe)

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks long-term growth of capital. Current income is incidental to the fund’s objective. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Information technology	56.8
Consumer discretionary	18.3
Communication services	17.7
Health care	1.3
Industrials	0.4
Financials	0.2
Short-term investments and other	5.3

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2020, the Science & Technology Fund Class NAV shares returned 47.55% and the Lipper Science & Technology Index returned 42.87%.

Environment  >  Overall, U.S. stocks posted robust gains for the 12-month period ended August 31, 2020. In March, U.S. stocks suffered their worst declines since the financial crisis in late 2008 as the accelerating coronavirus pandemic led to the shutdown of significant portions of the global economy, which created extraordinary market volatility on several occasions during the period. The declines brought a decisive end to the record-long bull market that began in 2009. However, stocks rebounded beginning in late March following the passage of emergency monetary and fiscal measures in response to the rapid economic contraction. Over the ensuing months, progress in the battle against the coronavirus boosted markets, with infection rates, hospitalizations, and deaths beginning to decline in many hard-hit areas of the country. The turnaround encouraged the nation’s governors to begin the gradual reopening of businesses and public facilities. Technology companies continued to demonstrate strong earnings growth and delivered stronger stock returns relative to the broad market.

Allianz Global Investors U.S. LLC

The fund has benefited from strong performance among several mid-sized, high-growth software companies including RingCentral, Inc. and Zscaler, Inc.. These companies continue to see increasing demand for innovative software services as the move to cloud computing and Software-as-a-Service solutions continues to accelerate. Additionally, not owning Cisco Systems and overweights to Advanced Micro Devices, Inc. and Tesla, Inc. helped relative performance.

Conversely, the underweight position to Apple, Inc., the benchmark’s largest position, was the largest relative detractor. The stock rose sharply due to optimism around the upcoming 5G smartphone cycle and strong growth in Apple’s services business. The fund’s overweight positions in Paycom Software, Inc. and Alteryx, Inc. detracted from relative performance, as both companies faced near term headwinds due to COVID-19. Lastly, overweight positions in semiconductor companies, Samsung Electronics Company, Ltd. and Micron Technology, Inc., also weighed on relative performance.

T. Rowe Price Associates, Inc.

IT services subsector contributed the most to relative performance due to an underweight allocation and favorable stock picks. We initiated a position in Wix.com, Ltd., a leading provider of solutions for do-it-yourself Web design, midway through the period. The company benefited from increased user engagement as social distancing measures accelerated the need for businesses to have an online presence in order to reach consumers. As a relatively low-cost provider of Web design services, Wix.com has experienced a surge in free customers, conversions to paid accounts, and increased consumption of online payments and other features. These tailwinds have more than offset customer losses stemming from the financial pressures suffered by small to mid-size businesses.

Not owning any telecom equipment names lifted the fund’s relative returns. We tend to find fewer opportunities in telecom equipment, as we believe that intense competition, commodified products, and the drag from maturing business lines make this subsector a less fertile hunting ground for sustainable businesses that are on the right side of innovation. Likewise, not owning any names within the financial services subsector aided relative results. We acknowledge that lasting behavioral shifts driven by the health crisis could boost the prospects of this subsector by accelerating the uptake of electronic payments and online shopping. However, in light of near-term uncertainties caused by the coronavirus pandemic, we prefer other areas of the market that we believe feature a more compelling risk/reward profile.

Hardware subsector detracted the most from relative performance due to security choices and an underweight allocation. In particular, not owning Apple was detrimental. Our decision to stand aside on Apple reflected what we regard as a demanding valuation and our preference for businesses that we believe can sustain higher levels of growth in the coming years.

Stock selection in the internet subsector also hurt relative results, though our overweight allocation was beneficial. Trip.com Group, Ltd. (formerly Ctrip.com International) is China’s dominant online provider of travel services. The stock sold off sharply in March as the coronavirus pandemic depressed demand for domestic and international travel. Near-term challenges aside, we value Trip.com’s potential to compound free cash flow over the long haul as demand for travel grows with household incomes in China. Shares of Booking Holdings, Inc. plunged along with the online travel market in response to the spread of the coronavirus pandemic. Although we acknowledge the massive challenges that Booking Holdings faces in the current environment, we believe that the company has the market position and the balance sheet to emerge in a stronger competitive position when travel demand ultimately recovers.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2020	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Science & Technology Fund Class NAV (began 2/14/13)	47.55	24.89	—	22.05	203.78	—	349.75
S&P 500 Index[3,4]	21.94	14.46	—	14.00	96.47	—	168.70
Lipper Science & Technology Index[4,5]	42.87	22.72	—	20.16	178.29	—	299.73

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Science & Technology Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
5	The Lipper Science & Technology Index consists of the 30 largest funds in the Lipper peer category that invest primarily in the equity securities of domestic companies engaged in science and technology.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the gross expense is 1.12% and the net expense is 1.11%. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

Strategic Equity Allocation Fund
Subadvisor: Manulife Investment Management (US) LLC
Portfolio Manager: Nathan W. Thooft, CFA and Matthew Murphy, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks capital appreciation. The fund seeks to achieve its objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign equity securities of any market capitalization, including futures on indexes of equity securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Information technology	21.8
Consumer discretionary	15.3
Financials	13.1
Industrials	11.5
Communication services	9.4
Health care	9.3
Consumer staples	6.5
Materials	4.2
Real estate	2.5
Utilities	2.3
Energy	2.2
Short-term investments and other	1.9

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended August 31, 2020, the Strategic Equity Allocation Fund Class NAV shares returned 14.54% and a blend of 70% Russell 3000 Index and 30% MSCI AC World ex-U.S.A. Index returned 17.42%.

Environment  >  U.S. equities posted gains over the period despite significant volatility triggered by the global spread of COVID-19. The virus proved to be highly infectious and, by the end of March, had become a global pandemic. The social distancing required to combat the pandemic led to widespread work stoppages. Unemployment soared to levels not seen since the Great Depression and the widely followed S&P 500 Index entered “bear-market” territory in March, less than a month after reaching an all-time high.

Foreign stocks in developed markets reacted similarly to their U.S. counterparts, with a steep first-quarter decline followed by an impressive recovery. However, these markets derived much less benefit from the strength of the information technology sector and lagged the U.S. market. As of August 31, 2020, information technology had the largest weighting among the 11 sectors in the S&P 500, and posted a relatively strong return over the period. The MSCI EAFE Index had only single-digit exposure to the information technology sector, and posted a much more modest return in the sector. Emerging markets equities finished stronger than those of international developed markets, but still lagged the S&P 500.

In the bond market, Treasury yields were fairly stable through the end of 2019, but plunged in the first quarter of 2020, as it quickly became apparent that the U.S. economy was entering a recession. This ended the longest period of U.S. economic expansion on record. Over the period, longer-dated Treasuries strongly outperformed. Corporate debt performed relatively well, except in the first quarter, when widespread shutdowns fueled concerns about revenue and earnings.

From an asset allocation perspective, an underweight position to U.S. mid-capitalization equities (versus large cap and small cap equities) contributed to returns. Conversely, an overweight position in international markets relative to the U.S. detracted from returns.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2020	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Strategic Equity Allocation Fund Class NAV (began 4/13/12)	14.54	9.91	—	10.18	60.41	—	125.28
S&P 500 Index[3,4]	21.94	14.46	—	14.19	96.47	—	203.87
Blended Index[4,5]	17.42	11.43	—	11.26	71.80	—	144.54

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Strategic Equity Allocation Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
5	The Blended Index is composed of 70% Russell 3000 Index and 30% MSCI AC World ex-U.S.A. Index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the gross expense is 0.68% and the net expense is 0.67%. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

U.S. Sector Rotation Fund (formerly U.S. Strategic Equity Allocation Fund)
Subadvisor: Manulife Investment Management (US) LLC
Portfolio Manager: Nathan W. Thooft, CFA and Matthew Murphy, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks capital appreciation. The fund seeks to achieve its objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity securities of any market capitalization, including futures on indexes of equity securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Sector Composition*	% of Total
Information technology	30.1
Consumer discretionary	17.2
Communication services	12.5
Industrials	10.7
Financials	8.0
Health care	7.7
Consumer staples	5.1
Materials	2.0
Energy	1.8
Real estate	1.3
Utilities	1.3
Short-term investments and other	2.3

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended August 31, 2020, the U.S. Sector Rotation Fund Class NAV shares returned 20.74% and the S&P 500 Index returned 21.94%

Environment  >  U.S. equities posted gains over the period despite significant volatility triggered by the global spread of COVID-19. The virus proved to be highly infectious and, by the end of March, had become a global pandemic. The social distancing required to combat the pandemic led to widespread work stoppages. Unemployment soared to levels not seen since the Great Depression and the widely followed S&P 500 Index entered “bear-market” territory in March, less than a month after reaching an all-time high.

Foreign stocks in developed markets reacted similarly to their U.S. counterparts, with a steep first-quarter decline followed by an impressive recovery. These markets derived much less benefit from the strength of the Information Technology sector, however, and lagged the U.S. market. As of August 31, 2020, Information Technology had the largest weighting among the 11 sectors in the S&P 500, and posted a relatively strong return over the period. The MSCI EAFE Index had only single-digit exposure to the Information Technology sector, and posted a much more modest return in the sector. Emerging markets equities finished stronger than those of international developed markets, but still lagged the S&P 500.

In the bond market, Treasury yields were fairly stable through the end of 2019, but plunged in the first quarter of 2020, as it quickly became apparent that the U.S. economy was entering a recession. This ended the longest period of U.S. economic expansion on record. Over the period, longer-dated Treasuries strongly outperformed. Corporate debt performed relatively well, except in the first quarter, when widespread shutdowns fueled concerns about revenue and earnings.

From an asset allocation perspective, underweight positions in the Consumer Staples and Financials sectors detracted from returns.

Underweight positions in the Industrials and Health Care sectors, as well as an overweight position in the Information Technology sector, contributed to returns.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2020	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
U.S. Strategic Equity Allocation Fund Class NAV (began 9/26/16)	20.74	—	—	14.14	—	—	68.22
S&P 500 Index*,3,5	21.94	—	—	15.28	—	—	74.88
Russell 3000 Index[4,5]	21.44	—	—	14.74	—	—	71.72

*	Prior to September 20, 2019, the fund’s primary benchmark was the Russell 3000 Index. Effective September 20, 2019, the fund’s primary benchmark index is the S&P 500 Index. The S&P 500 Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the U.S. Strategic Equity Allocation Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4	The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
5	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the gross expense is 0.65% and the net expense is 0.64%. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

John Hancock Funds II
Shareholder expense example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. In the case of Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio and Multi-Index Lifestyle Moderate Portfolio, in addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (March 1, 2020 through August 31, 2020).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 3-1-2020	Ending value on 8-31-2020	Expenses paid during period ended 8-31-2020[1]	Annualized expense ratio
Capital Appreciation Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,486.40	$4.94	0.79%
	Hypothetical example	1,000.00	1,021.20	4.01	0.79%
Class NAV	Actual expenses/actual returns	1,000.00	1,487.40	4.63	0.74%
	Hypothetical example	1,000.00	1,021.40	3.76	0.74%
Capital Appreciation Value Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,104.70	$4.39	0.83%
	Hypothetical example	1,000.00	1,021.00	4.22	0.83%
Health Sciences Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,204.30	$5.82	1.05%
	Hypothetical example	1,000.00	1,019.90	5.33	1.05%
International Strategic Equity Allocation Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,079.10	$2.93	0.56%
	Hypothetical example	1,000.00	1,022.30	2.85	0.56%
International Value Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,044.00	$5.24	1.02%
	Hypothetical example	1,000.00	1,020.00	5.18	1.02%
Class NAV	Actual expenses/actual returns	1,000.00	1,044.10	4.98	0.97%
	Hypothetical example	1,000.00	1,020.30	4.93	0.97%
Mid Cap Stock Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,386.30	$5.52	0.92%
	Hypothetical example	1,000.00	1,020.50	4.67	0.92%
Class NAV	Actual expenses/actual returns	1,000.00	1,386.70	5.22	0.87%
	Hypothetical example	1,000.00	1,020.80	4.42	0.87%

John Hancock Funds II
Shareholder expense example

		Account value on 3-1-2020	Ending value on 8-31-2020	Expenses paid during period ended 8-31-2020[1]	Annualized expense ratio
Mid Value Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,075.80	$4.90	0.94%
	Hypothetical example	1,000.00	1,020.40	4.77	0.94%
Multi-Index Lifestyle Aggressive Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,125.40	$1.39	0.26% [2]
	Hypothetical example	1,000.00	1,023.80	1.32	0.26% [2]
Class 1	Actual expenses/actual returns	1,000.00	1,125.50	1.55	0.29% [2]
	Hypothetical example	1,000.00	1,023.70	1.48	0.29% [2]
Multi-Index Lifestyle Balanced Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,090.40	$1.94	0.37% [2]
	Hypothetical example	1,000.00	1,023.30	1.88	0.37% [2]
Class 1	Actual expenses/actual returns	1,000.00	1,090.20	2.15	0.41% [2]
	Hypothetical example	1,000.00	1,023.10	2.09	0.41% [2]
Multi-Index Lifestyle Conservative Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,051.40	$2.63	0.51% [2]
	Hypothetical example	1,000.00	1,022.60	2.59	0.51% [2]
Class 1	Actual expenses/actual returns	1,000.00	1,051.20	2.78	0.54% [2]
	Hypothetical example	1,000.00	1,022.40	2.75	0.54% [2]
Multi-Index Lifestyle Growth Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,109.40	$1.64	0.31% [2]
	Hypothetical example	1,000.00	1,023.60	1.58	0.31% [2]
Class 1	Actual expenses/actual returns	1,000.00	1,108.50	1.86	0.35% [2]
	Hypothetical example	1,000.00	1,023.40	1.78	0.35% [2]
Multi-Index Lifestyle Moderate Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,069.10	$2.29	0.44% [2]
	Hypothetical example	1,000.00	1,022.90	2.24	0.44% [2]
Class 1	Actual expenses/actual returns	1,000.00	1,068.90	2.50	0.48% [2]
	Hypothetical example	1,000.00	1,022.70	2.44	0.48% [2]
Real Estate Securities Fund
Class 1	Actual expenses/actual returns	$1,000.00	$ 952.60	$3.98	0.81%
	Hypothetical example	1,000.00	1,021.10	4.12	0.81%
Science & Technology Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,362.90	$6.30	1.06%
	Hypothetical example	1,000.00	1,019.80	5.38	1.06%
Strategic Equity Allocation Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,133.90	$2.90	0.54%
	Hypothetical example	1,000.00	1,022.40	2.75	0.54%
U.S. Sector Rotation Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,183.70	$2.96	0.54%
	Hypothetical example	1,000.00	1,022.40	2.75	0.54%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Capital Appreciation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 100.5%
Communication services – 15.3%
Entertainment – 4.6%
Netflix, Inc. (A)	146,506	$77,583,717
Spotify Technology SA (A)	80,326	22,664,784
		100,248,501
Interactive media and services – 10.7%
Alphabet, Inc., Class A (A)	25,970	42,318,894
Alphabet, Inc., Class C (A)	25,932	42,377,556
Facebook, Inc., Class A (A)	333,591	97,808,881
Match Group, Inc. (A)	270,455	30,204,414
Tencent Holdings, Ltd.	310,867	21,237,922
		233,947,667
		334,196,168
Consumer discretionary – 25.6%
Automobiles – 7.7%
Tesla, Inc. (A)	338,270	168,566,704
Hotels, restaurants and leisure – 1.4%
Chipotle Mexican Grill, Inc. (A)	23,589	30,908,195
Internet and direct marketing retail – 9.9%
Alibaba Group Holding, Ltd., ADR (A)	77,419	22,221,576
Amazon.com, Inc. (A)	53,396	184,267,460
Wayfair, Inc., Class A (A)(B)	34,722	10,297,156
		216,786,192
Specialty retail – 2.3%
Carvana Company (A)(B)	84,037	18,148,631
The Home Depot, Inc.	110,142	31,394,876
		49,543,507
Textiles, apparel and luxury goods – 4.3%
Kering SA	34,475	21,152,610
Lululemon Athletica, Inc. (A)	128,248	48,178,926
NIKE, Inc., Class B	211,014	23,610,356
		92,941,892
		558,746,490
Consumer staples – 2.6%
Food and staples retailing – 1.4%
Costco Wholesale Corp.	87,981	30,587,474
Personal products – 1.2%
The Estee Lauder Companies, Inc., Class A	118,001	26,163,182
		56,750,656
Financials – 2.2%
Capital markets – 2.2%
S&P Global, Inc.	69,337	25,406,464
The Goldman Sachs Group, Inc.	107,026	21,926,417
		47,332,881
Health care – 7.8%
Biotechnology – 1.4%
Sarepta Therapeutics, Inc. (A)	43,207	6,326,369
Vertex Pharmaceuticals, Inc. (A)	82,465	23,017,631
		29,344,000
Health care equipment and supplies – 1.8%
Danaher Corp.	58,342	12,045,873
DexCom, Inc. (A)	44,597	18,972,010
Intuitive Surgical, Inc. (A)	12,243	8,947,674
		39,965,557
Health care providers and services – 0.8%
Guardant Health, Inc. (A)	61,380	5,861,790
Humana, Inc.	24,973	10,368,040
		16,229,830
Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology – 1.0%
Teladoc Health, Inc. (A)(B)	104,374	$22,512,428
Life sciences tools and services – 0.5%
Illumina, Inc. (A)	30,547	10,911,999
Pharmaceuticals – 2.3%
AstraZeneca PLC, ADR	565,026	31,641,456
Eli Lilly & Company	123,443	18,317,707
		49,959,163
		168,922,977
Industrials – 2.3%
Road and rail – 2.3%
Uber Technologies, Inc. (A)	784,217	26,373,218
Union Pacific Corp.	125,281	24,109,076
		50,482,294
Information technology – 44.2%
IT services – 14.4%
Adyen NV (A)(C)	25,683	43,292,611
Mastercard, Inc., Class A	180,766	64,748,574
PayPal Holdings, Inc. (A)	238,497	48,686,778
Shopify, Inc., Class A (A)	51,367	54,778,796
Twilio, Inc., Class A (A)	146,783	39,596,182
Visa, Inc., Class A	306,374	64,948,224
		316,051,165
Semiconductors and semiconductor equipment – 3.8%
NVIDIA Corp.	154,168	82,476,797
Software – 19.5%
Adobe, Inc. (A)	118,495	60,834,148
Atlassian Corp. PLC, Class A (A)	111,055	21,295,907
Coupa Software, Inc. (A)	76,090	24,937,737
Crowdstrike Holdings, Inc., Class A (A)	172,582	21,698,735
Microsoft Corp.	495,761	111,808,978
RingCentral, Inc., Class A (A)	74,449	21,647,536
salesforce.com, Inc. (A)	237,750	64,822,538
ServiceNow, Inc. (A)	40,934	19,731,007
Splunk, Inc. (A)	161,495	35,420,698
The Trade Desk, Inc., Class A (A)	37,586	18,090,142
Workday, Inc., Class A (A)	104,856	25,135,032
		425,422,458
Technology hardware, storage and peripherals – 6.5%
Apple, Inc.	1,096,708	141,519,200
		965,469,620
Real estate – 0.5%
Equity real estate investment trusts – 0.5%
American Tower Corp.	46,992	11,708,057
TOTAL COMMON STOCKS (Cost $688,429,440)		$2,193,609,143
SHORT-TERM INVESTMENTS – 2.3%
Short-term funds – 2.3%
John Hancock Collateral Trust, 0.2611% (D)(E)	4,007,723	40,120,111
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0399% (D)	9,592,081	9,592,081
TOTAL SHORT-TERM INVESTMENTS (Cost $49,710,836)		$49,712,192
Total Investments (Capital Appreciation Fund) (Cost $738,140,276) – 102.8%		$2,243,321,335
Other assets and liabilities, net – (2.8%)		(60,047,832)
TOTAL NET ASSETS – 100.0%		$2,183,273,503
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.	22

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Capital Appreciation Fund (continued)
(B)	All or a portion of this security is on loan as of 8-31-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 8-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 67.6%
Communication services – 4.8%
Interactive media and services – 4.8%
Alphabet, Inc., Class A (A)	1,401	$2,282,972
Alphabet, Inc., Class C (A)(B)	28,792	47,051,311
Facebook, Inc., Class A (A)	69,800	20,465,360
		69,799,643
Consumer discretionary – 7.6%
Auto components – 0.4%
Aptiv PLC (B)	69,152	5,955,370
Hotels, restaurants and leisure – 3.9%
Hilton Worldwide Holdings, Inc. (B)	226,652	20,480,275
Marriott International, Inc., Class A	125,257	12,890,198
Yum! Brands, Inc. (B)	243,117	23,302,764
		56,673,237
Internet and direct marketing retail – 2.8%
Amazon.com, Inc. (A)(B)	11,514	39,734,353
Specialty retail – 0.5%
Ross Stores, Inc.	79,057	7,200,512
		109,563,472
Consumer staples – 1.3%
Beverages – 1.3%
Keurig Dr. Pepper, Inc.	621,138	18,528,547
Financials – 8.6%
Banks – 4.1%
Bank of America Corp.	978,772	25,193,591
The PNC Financial Services Group, Inc.	307,472	34,190,886
		59,384,477
Capital markets – 1.8%
CME Group, Inc. (B)	65,994	11,606,365
Intercontinental Exchange, Inc.	129,059	13,709,938
		25,316,303
Insurance – 2.7%
Marsh & McLennan Companies, Inc.	343,623	39,485,719
		124,186,499
Health care – 13.0%
Health care equipment and supplies – 6.2%
Alcon, Inc. (A)	102,514	5,832,729
Becton, Dickinson and Company (B)	110,130	26,736,260
Boston Scientific Corp. (A)	442,728	18,160,703
Danaher Corp.	137,500	28,389,625
Envista Holdings Corp. (A)	414,749	9,949,829
		89,069,146
Health care providers and services – 4.0%
Humana, Inc. (B)	81,912	34,007,405
UnitedHealth Group, Inc.	74,790	23,375,615
		57,383,020
Life sciences tools and services – 2.8%
PerkinElmer, Inc.	124,167	14,616,939
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Thermo Fisher Scientific, Inc.	60,117	$25,788,991
		40,405,930
		186,858,096
Industrials – 7.1%
Aerospace and defense – 0.1%
Teledyne Technologies, Inc. (A)	4,965	1,557,074
Commercial services and supplies – 0.5%
Waste Connections, Inc.	71,569	7,159,047
Industrial conglomerates – 4.1%
General Electric Company	8,162,166	51,748,132
Roper Technologies, Inc. (B)	17,987	7,683,867
		59,431,999
Machinery – 2.4%
Fortive Corp.	209,564	15,111,660
Ingersoll Rand, Inc. (A)	525,917	18,438,650
		33,550,310
		101,698,430
Information technology – 15.9%
Electronic equipment, instruments and components – 1.2%
TE Connectivity, Ltd.	170,315	16,452,429
IT services – 7.2%
Fiserv, Inc. (A)	387,567	38,593,922
Global Payments, Inc. (B)	169,024	29,853,019
Mastercard, Inc., Class A	17,169	6,149,764
Visa, Inc., Class A (B)	139,622	29,598,468
		104,195,173
Semiconductors and semiconductor equipment – 2.1%
NXP Semiconductors NV (B)	240,162	30,202,773
Software – 5.4%
Microsoft Corp. (B)	346,600	78,168,682
		229,019,057
Materials – 0.6%
Chemicals – 0.6%
Linde PLC	34,517	8,620,276
Utilities – 8.7%
Electric utilities – 5.1%
Alliant Energy Corp.	201,135	10,891,460
American Electric Power Company, Inc.	581,579	45,845,873
Exelon Corp.	321,577	11,869,407
NextEra Energy, Inc. (B)	18,914	5,280,221
		73,886,961
Gas utilities – 0.7%
Atmos Energy Corp.	101,586	10,140,315
Multi-utilities – 2.9%
Ameren Corp.	311,738	24,661,593
NiSource, Inc.	775,517	17,185,457
		41,847,050
		125,874,326
TOTAL COMMON STOCKS (Cost $769,068,993)		$974,148,346
PREFERRED SECURITIES – 3.2%
Financials – 0.2%
Banks – 0.2%
U.S. Bancorp, 5.500%	10,004	280,112
Wells Fargo & Company, 7.500%	1,667	2,301,294
		2,581,406
Capital markets – 0.0%
The Charles Schwab Corp., 5.950%	8,000	208,880

The accompanying notes are an integral part of the financial statements.	23

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Capital markets (continued)
The Charles Schwab Corp., 6.000%	8,683	$221,069
		429,949
		3,011,355
Health care – 1.0%
Health care equipment and supplies – 0.3%
Boston Scientific Corp., 5.500%	42,341	4,947,969
Life sciences tools and services – 0.7%
Avantor, Inc., 6.250%	140,151	10,285,682
		15,233,651
Industrials – 0.2%
Machinery – 0.2%
Fortive Corp., 5.000%	3,052	2,791,817
Utilities – 1.8%
Electric utilities – 0.8%
Alabama Power Company, 5.000% (C)	31,981	895,468
American Electric Power Company, Inc., 6.125%	32,088	1,545,358
Duke Energy Corp., 5.625%	87,091	2,454,224
NextEra Energy, Inc., 5.279%	79,682	3,793,660
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%)	4,172	95,873
SCE Trust IV (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	103,538	2,383,445
		11,168,028
Multi-utilities – 1.0%
CMS Energy Corp., 5.875%	140,644	3,857,865
CMS Energy Corp., 5.875%	191,300	5,274,141
DTE Energy Company, 5.250%	94,797	2,518,756
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	94,440	2,574,434
		14,225,196
		25,393,224
TOTAL PREFERRED SECURITIES (Cost $41,231,258)		$46,430,047
CORPORATE BONDS - 10.4%
Communication services - 3.2%
CCO Holdings LLC
4.000%, 03/01/2023 (D)	$1,235,000	1,251,981
5.000%, 02/01/2028 (D)	7,312,000	7,732,440
5.125%, 05/01/2027 (D)	4,930,000	5,250,549
Netflix, Inc.
4.375%, 11/15/2026	4,960,000	5,519,042
4.875%, 04/15/2028	5,810,000	6,725,075
5.500%, 02/15/2022	350,000	368,375
5.875%, 02/15/2025 to 11/15/2028	10,243,000	12,421,903
6.375%, 05/15/2029	4,450,000	5,640,375
Sirius XM Radio, Inc. 3.875%, 08/01/2022 (D)	220,000	221,925
T-Mobile USA, Inc.
6.000%, 03/01/2023	715,000	715,894
6.500%, 01/15/2026	330,000	345,469
		46,193,028
Consumer discretionary - 3.1%
Cedar Fair LP
5.250%, 07/15/2029	2,650,000	2,568,168
5.375%, 06/01/2024 to 04/15/2027	5,389,000	5,384,199
Hilton Domestic Operating Company, Inc. 4.250%, 09/01/2024	650,000	650,813
Hilton Worldwide Finance LLC 4.625%, 04/01/2025	270,000	272,700
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, 06/01/2027 (D)	$5,315,000	$5,580,750
5.000%, 06/01/2024 (D)	2,635,000	2,718,740
5.250%, 06/01/2026 (D)	3,838,000	3,981,925
Marriott International, Inc. 3.125%, 06/15/2026	415,000	416,457
Marriott International, Inc. (3 month LIBOR + 0.650%) 0.968%, 03/08/2021 (E)	575,000	572,220
Service Corp. International 5.375%, 05/15/2024	1,475,000	1,501,993
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (D)	3,930,000	3,810,921
5.500%, 04/15/2027 (D)	3,297,000	3,214,575
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (D)	1,528,000	1,653,602
Yum! Brands, Inc.
3.750%, 11/01/2021	3,635,000	3,671,350
3.875%, 11/01/2020 to 11/01/2023	3,785,000	3,846,478
4.750%, 01/15/2030 (D)	420,000	463,050
5.350%, 11/01/2043	3,109,000	3,357,720
6.875%, 11/15/2037	925,000	1,122,719
		44,788,380
Energy - 0.1%
NuStar Logistics LP 4.800%, 09/01/2020	1,020,000	1,020,000
Financials - 1.0%
HUB International, Ltd. 7.000%, 05/01/2026 (D)	3,066,000	3,180,975
Refinitiv US Holdings, Inc.
6.250%, 05/15/2026 (D)	1,620,000	1,739,475
8.250%, 11/15/2026 (D)	1,935,000	2,143,013
State Street Corp. (5.250% to 12-15-20, then 3 month LIBOR + 3.597%) 12/15/2020 (F)	1,550,000	1,557,750
The Bank of New York Mellon Corp. (3 month LIBOR + 3.420%) 3.726%, 12/20/2020 (E)(F)	1,450,000	1,445,985
The Bank of New York Mellon Corp. (4.625% to 9-20-26, then 3 month LIBOR + 3.131%) 09/20/2026 (F)	500,000	522,515
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) 11/01/2026 (F)	1,560,000	1,661,400
USI, Inc. 6.875%, 05/01/2025 (D)	1,205,000	1,235,125
		13,486,238
Health care - 0.7%
Avantor Funding, Inc. 4.625%, 07/15/2028 (D)	2,415,000	2,554,346
Avantor, Inc. 6.000%, 10/01/2024 (D)	2,870,000	3,006,325
Elanco Animal Health, Inc. 4.912%, 08/27/2021	1,775,000	1,817,156
Hologic, Inc. 4.375%, 10/15/2025 (D)	905,000	923,688
Teleflex, Inc.
4.625%, 11/15/2027	707,000	751,188
4.875%, 06/01/2026	1,311,000	1,369,995
		10,422,698

The accompanying notes are an integral part of the financial statements.	24

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials - 1.1%
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/2024	$871,774	$810,750
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) 01/21/2021 (F)	9,941,000	7,749,407
Korn Ferry 4.625%, 12/15/2027 (D)	480,000	497,040
Lennox International, Inc. 3.000%, 11/15/2023	510,000	540,296
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (D)	935,000	974,738
Sensata Technologies BV
4.875%, 10/15/2023 (D)	1,057,000	1,115,135
5.000%, 10/01/2025 (D)	975,000	1,059,533
5.625%, 11/01/2024 (D)	415,000	452,350
Sensata Technologies UK Financing Company PLC 6.250%, 02/15/2026 (D)	350,000	366,653
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	41,897	37,288
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	161,869	129,495
US Airways 2012-2 Class B Pass Through Trust 6.750%, 06/03/2021	230,758	196,374
US Airways 2013-1 Class A Pass Through Trust 3.950%, 11/15/2025	400,894	326,729
US Airways 2013-1 Class B Pass Through Trust 5.375%, 11/15/2021	316,614	255,053
Welbilt, Inc. 9.500%, 02/15/2024	1,692,000	1,717,380
Xylem, Inc. 4.875%, 10/01/2021	100,000	104,608
		16,332,829
Information technology - 0.6%
Solera LLC 10.500%, 03/01/2024 (D)	8,350,000	8,757,063
Materials - 0.1%
Reynolds Group Issuer, Inc. 5.125%, 07/15/2023 (D)	1,000,000	1,014,700
Real estate - 0.3%
SBA Communications Corp.
3.875%, 02/15/2027 (D)	720,000	747,324
4.000%, 10/01/2022	2,380,000	2,395,994
4.875%, 09/01/2024	1,425,000	1,463,760
		4,607,078
Utilities - 0.2%
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (F)	2,650,000	2,636,750
TOTAL CORPORATE BONDS (Cost $140,768,841)		$149,258,764
CONVERTIBLE BONDS - 0.0%
Communication services - 0.0%
Liberty Broadband Corp. 2.750%, 09/30/2050 (D)	654,000	695,252
TOTAL CONVERTIBLE BONDS (Cost $654,000)		$695,252
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) – 9.9%
Communication services – 0.4%
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 3.500%, 02/01/2024	$5,910,000	$5,721,648
Consumer discretionary – 0.3%
Four Seasons Hotels, Ltd., New 1st Lien Term Loan (1 month LIBOR + 2.000%) 2.156%, 11/30/2023	989,948	960,557
Life Time, Inc., 2017 Term Loan B (1 and 3 month LIBOR + 2.750%) 3.750%, 06/10/2022	2,790,577	2,609,189
		3,569,746
Consumer staples – 0.3%
Prestige Brands, Inc., Term Loan B4 (1 month LIBOR + 2.000%) 2.156%, 01/26/2024	92,289	91,425
Sunshine Luxembourg VII Sarl, USD Term Loan B1 (6 month LIBOR + 4.250%) 5.322%, 10/01/2026	4,395,157	4,379,598
		4,471,023
Financials – 5.2%
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 2.750%) 2.906%, 05/09/2025	336,484	325,081
Alliant Holdings Intermediate LLC, Term Loan B TBD 05/09/2025 (H)	25,000	24,353
AmWINS Group, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%) 3.750%, 01/25/2024	436,601	432,780
Capri Acquisitions Bidco, Ltd., USD 2017 1st Lien Term Loan (3 month LIBOR + 3.000%) 3.261%, 11/01/2024	1,975,000	1,968,838
Emerald TopCo, Inc., Term Loan (1 and 3 month LIBOR + 3.500%) 3.760%, 07/24/2026	4,129,509	4,010,786
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%) 3.263%, 04/25/2025	20,969,117	20,403,790
HUB International, Ltd., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%) 5.000%, 04/25/2025	5,304,931	5,299,043
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.250%) 3.406%, 10/01/2025	34,844,342	34,520,638
Ryan Specialty Group LLC, Term Loan TBD 06/29/2027 (H)	820,000	816,417
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%) 3.308%, 05/16/2024	6,233,671	6,055,762
USI, Inc., 2020 Term Loan (3 month LIBOR + 4.000%) 3.025%, 12/02/2026	1,375,000	1,352,368
		75,209,856
Health care – 0.6%
CPI Holdco LLC, 2019 Term Loan (1 month LIBOR + 4.250%) 4.406%, 11/04/2026	418,950	413,713
Dino Grandparent, Inc., 2019 Term Loan A3 (1 month LIBOR + 2.250%) 3.025%, 02/20/2023	3,450,000	3,381,000

The accompanying notes are an integral part of the financial statements.	25

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Health care (continued)
Loire Finco Luxembourg Sarl, Term Loan (1 month LIBOR + 3.500%) 3.656%, 04/21/2027	$4,275,000	$4,130,719
PetVet Care Centers LLC, 2018 1st Lien Term Loan TBD 02/14/2025 (H)	155,000	149,333
PetVet Care Centers LLC, Delayed Draw Term Loan (1 month LIBOR + 4.250%) 5.250%, 02/15/2025	525,000	523,688
PetVet Care Centers LLC, Term Loan TBD 02/14/2025 (H)	75,000	73,000
Versant Health Holdco, Inc., 1st Lien Term Loan B (1 month LIBOR + 3.000%) 4.000%, 12/02/2024	290,000	283,202
		8,954,655
Industrials – 0.6%
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%) 3.156%, 03/29/2025	528,595	519,180
Gardner Denver, Inc., 2020 USD Term Loan B (1 month LIBOR + 2.750%) 2.906%, 03/01/2027	395,000	390,145
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/25/2027	2,395,000	2,420,459
Vertical US Newco, Inc., Term Loan B (3 month LIBOR + 4.250%) 4.570%, 07/30/2027	5,200,000	5,151,276
Welbilt, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%) 2.656%, 10/23/2025	575,000	516,781
		8,997,841
Information technology – 2.5%
Applied Systems, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 3.250%) 4.250%, 09/19/2024	605,000	601,836
CCC Information Services, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 4.000%, 04/29/2024	14,631,109	14,532,349
Gartner, Inc., 2016 Term Loan A (1 month LIBOR + 1.500%) 1.656%, 03/20/2022	111,925	111,365
The Ultimate Software Group, Inc., 2020 2nd Lien Incremental Term Loan (3 month LIBOR + 6.750%) 7.500%, 05/03/2027	600,000	611,250
The Ultimate Software Group, Inc., 2020 Incremental Term Loan B (3 month LIBOR + 4.000%) 4.750%, 05/04/2026	18,100,000	18,066,153
The Ultimate Software Group, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.906%, 05/04/2026	689,788	684,145
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Information technology (continued)
Vertafore, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%) 3.406%, 07/02/2025	$1,215,000	$1,213,931
		35,821,029
Materials – 0.0%
HB Fuller Company, 2017 Term Loan B (1 month LIBOR + 2.000%) 2.158%, 10/20/2024	403,931	393,372
TOTAL TERM LOANS (Cost $143,203,066)		$143,139,170
SHORT-TERM INVESTMENTS – 10.4%
Short-term funds – 10.4%
John Hancock Collateral Trust, 0.2611% (I)(J)	7,524	75,323
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0399% (I)	10,576,191	10,576,191
T. Rowe Price Government Reserve Fund, 0.1398% (I)	139,112,011	139,112,011
TOTAL SHORT-TERM INVESTMENTS (Cost $149,763,452)		$149,763,525
Total Investments (Capital Appreciation Value Fund) (Cost $1,244,689,610) – 101.5%		$1,463,435,104
Other assets and liabilities, net – (1.5%)		(21,550,146)
TOTAL NET ASSETS – 100.0%		$1,441,884,958
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(C)	All or a portion of this security is on loan as of 8-31-20.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	The rate shown is the annualized seven-day yield as of 8-31-20.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls

CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	8	800	$ 64,056	$ (184,203)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	8	800	60,376	(184,203)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	8	800	59,096	(184,203)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	5	500	31,885	(115,127)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	3	300	14,151	(31,735)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	2	200	9,374	(21,156)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	3	300	13,281	(31,735)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	3	300	12,741	(29,431)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	2	200	8,454	(19,621)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	3	300	11,991	(29,431)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	3	300	11,481	(27,248)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	2	200	7,654	(18,166)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	3	300	10,761	(27,248)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	3	300	10,341	(25,183)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	2	200	6,874	(16,789)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	3	300	9,651	(25,183)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2022	16	1,600	161,159	(323,921)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2022	16	1,600	151,699	(311,233)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2022	16	1,600	143,040	(298,918)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	2	200	66,229	(101,017)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	3	300	124,580	(151,526)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	3	300	103,625	(151,526)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	2	200	60,555	(94,254)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	2	200	76,676	(94,254)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	3	300	95,700	(141,381)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	2	200	55,372	(87,914)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	2	200	71,412	(87,914)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	3	300	88,463	(131,872)
CITI	American Electric Power Company, Inc.	USD	105.00	Jan 2021	210	21,000	32,970	(871)
CITI	American Electric Power Company, Inc.	USD	105.00	Jan 2021	208	20,800	32,656	(863)
CITI	American Electric Power Company, Inc.	USD	115.00	Jan 2021	115	11,500	20,299	(43)
GSI	Aptiv PLC	USD	97.50	Jan 2021	43	4,300	23,904	(19,431)
GSI	Aptiv PLC	USD	97.50	Jan 2021	42	4,200	28,034	(18,979)
GSI	Aptiv PLC	USD	100.00	Jan 2021	43	4,300	20,470	(16,271)
GSI	Aptiv PLC	USD	100.00	Jan 2021	42	4,200	24,176	(15,893)
GSI	Becton, Dickinson and Company	USD	260.00	Jan 2021	24	2,400	42,154	(22,491)
GSI	Becton, Dickinson and Company	USD	270.00	Jan 2021	24	2,400	33,735	(15,910)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2021	17	1,700	21,513	(7,882)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2021	17	1,700	23,551	(7,882)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	16	1,600	14,972	(3,579)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	36	3,600	32,897	(8,052)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	52	5,200	51,963	(11,630)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	45	4,500	54,590	(10,065)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	17	1,700	11,439	(3,802)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	17	1,700	12,735	(3,802)
CSFB	CME Group, Inc.	USD	170.00	Jan 2021	39	3,900	42,413	(58,592)
CSFB	CME Group, Inc.	USD	170.00	Jan 2021	12	1,200	13,313	(18,028)
CSFB	CME Group, Inc.	USD	175.00	Jan 2021	39	3,900	32,760	(47,658)
CSFB	CME Group, Inc.	USD	175.00	Jan 2021	12	1,200	11,762	(14,664)
CSFB	CME Group, Inc.	USD	180.00	Jan 2021	39	3,900	29,765	(38,087)
CSFB	CME Group, Inc.	USD	180.00	Jan 2021	12	1,200	9,372	(11,719)
CSFB	CME Group, Inc.	USD	185.00	Jan 2021	39	3,900	22,476	(29,919)
CSFB	CME Group, Inc.	USD	185.00	Jan 2021	12	1,200	7,820	(9,206)
JPM	Facebook, Inc., Class A	USD	195.00	Jan 2021	48	4,800	53,813	(493,714)
JPM	Facebook, Inc., Class A	USD	200.00	Jan 2021	48	4,800	45,947	(472,437)
JPM	Facebook, Inc., Class A	USD	265.00	Jan 2021	38	3,800	38,076	(184,733)
JPM	Facebook, Inc., Class A	USD	265.00	Jan 2021	33	3,300	32,736	(160,426)
JPM	Facebook, Inc., Class A	USD	270.00	Jan 2021	38	3,800	33,706	(173,095)
JPM	Facebook, Inc., Class A	USD	270.00	Jan 2021	33	3,300	28,941	(150,319)
JPM	Facebook, Inc., Class A	USD	275.00	Jan 2021	38	3,800	29,716	(161,937)
JPM	Facebook, Inc., Class A	USD	275.00	Jan 2021	33	3,300	25,311	(140,629)
JPM	Facebook, Inc., Class A	USD	400.00	Jan 2022	170	17,000	365,959	(388,569)
The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	General Electric Company	USD	8.00	Jan 2021	1,180	118,000	$ 142,898	$ (32,789)
JPM	General Electric Company	USD	8.00	Jan 2021	1,127	112,700	85,212	(31,316)
JPM	General Electric Company	USD	8.00	Jan 2021	1,329	132,900	98,346	(36,929)
JPM	General Electric Company	USD	9.00	Jan 2021	1,127	112,700	55,730	(17,643)
JPM	General Electric Company	USD	9.00	Jan 2021	1,329	132,900	63,792	(20,806)
JPM	General Electric Company	USD	15.00	Jan 2021	1,312	131,200	68,224	(2,672)
JPM	General Electric Company	USD	15.00	Jan 2021	1,312	131,200	74,154	(2,672)
JPM	General Electric Company	USD	15.00	Jan 2021	2,441	244,100	205,410	(4,972)
JPM	General Electric Company	USD	15.00	Jan 2021	1,221	122,100	104,249	(2,487)
JPM	General Electric Company	USD	15.00	Jan 2021	734	73,400	64,049	(1,495)
GSI	Global Payments, Inc.	USD	185.00	Dec 2020	16	1,600	22,600	(15,935)
GSI	Global Payments, Inc.	USD	185.00	Dec 2020	18	1,800	26,076	(17,927)
GSI	Global Payments, Inc.	USD	195.00	Dec 2020	16	1,600	16,288	(10,267)
GSI	Global Payments, Inc.	USD	195.00	Dec 2020	18	1,800	19,050	(11,550)
CSFB	Hilton Worldwide Holdings, Inc.	USD	87.50	Jan 2021	12	1,200	9,068	(12,709)
CSFB	Hilton Worldwide Holdings, Inc.	USD	90.00	Jan 2021	12	1,200	7,981	(11,099)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2021	33	3,300	17,849	(1,974)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2021	1	100	551	(60)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2021	32	3,200	12,545	(1,133)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2021	1	100	398	(35)
CSFB	Humana, Inc.	USD	370.00	Jan 2021	24	2,400	81,089	(148,331)
CSFB	Humana, Inc.	USD	380.00	Jan 2021	24	2,400	70,776	(131,143)
CSFB	Humana, Inc.	USD	420.00	Jan 2021	18	1,800	49,795	(54,647)
CSFB	Humana, Inc.	USD	430.00	Jan 2021	18	1,800	43,207	(45,911)
JPM	Ingersoll Rand, Inc.	USD	35.00	Dec 2020	169	16,900	25,666	(41,218)
JPM	Ingersoll Rand, Inc.	USD	35.00	Dec 2020	169	16,900	31,603	(41,218)
JPM	Intercontinental Exchange, Inc.	USD	100.00	Jan 2021	68	6,800	40,276	(68,523)
JPM	Intercontinental Exchange, Inc.	USD	105.00	Jan 2021	68	6,800	27,474	(47,216)
CITI	Keurig Dr. Pepper, Inc.	USD	29.00	Oct 2020	230	23,000	24,189	(34,123)
CITI	Keurig Dr. Pepper, Inc.	USD	30.00	Oct 2020	236	23,600	29,354	(21,878)
CITI	Keurig Dr. Pepper, Inc.	USD	31.00	Oct 2020	236	23,600	22,885	(12,466)
CITI	Microsoft Corp.	USD	165.00	Jan 2021	141	14,100	179,387	(905,434)
CSFB	Microsoft Corp.	USD	165.00	Jan 2021	283	28,300	191,053	(1,817,290)
CSFB	Microsoft Corp.	USD	165.00	Jan 2021	270	27,000	186,840	(1,733,810)
CITI	Microsoft Corp.	USD	170.00	Jan 2021	141	14,100	151,888	(844,432)
JPM	Microsoft Corp.	USD	170.00	Jan 2021	355	35,500	385,887	(2,126,052)
JPM	Microsoft Corp.	USD	170.00	Jan 2021	189	18,900	200,966	(1,131,899)
CSFB	NextEra Energy, Inc.	USD	310.00	Jan 2021	26	2,600	21,801	(17,008)
CSFB	NextEra Energy, Inc.	USD	320.00	Jan 2021	27	2,700	16,033	(11,761)
JPM	NXP Semiconductors NV	USD	115.00	Jan 2021	29	2,900	29,098	(52,876)
JPM	NXP Semiconductors NV	USD	125.00	Jan 2021	29	2,900	19,777	(36,202)
JPM	NXP Semiconductors NV	USD	135.00	Jan 2021	28	2,800	24,565	(22,637)
JPM	NXP Semiconductors NV	USD	135.00	Jan 2021	34	3,400	30,964	(27,488)
JPM	NXP Semiconductors NV	USD	135.00	Jan 2021	17	1,700	15,507	(13,744)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	37	3,700	25,907	(23,550)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	86	8,600	63,709	(54,738)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	204	20,400	154,550	(129,843)
JPM	NXP Semiconductors NV	USD	140.00	Jan 2021	28	2,800	19,978	(17,822)
JPM	NXP Semiconductors NV	USD	140.00	Jan 2021	34	3,400	25,256	(21,641)
JPM	NXP Semiconductors NV	USD	140.00	Jan 2021	17	1,700	12,288	(10,820)
JPM	NXP Semiconductors NV	USD	145.00	Jan 2021	28	2,800	15,951	(13,827)
JPM	NXP Semiconductors NV	USD	145.00	Jan 2021	34	3,400	20,227	(16,790)
JPM	NXP Semiconductors NV	USD	145.00	Jan 2021	17	1,700	9,577	(8,395)
JPM	PerkinElmer, Inc.	USD	110.00	Dec 2020	6	600	3,160	(7,833)
JPM	PerkinElmer, Inc.	USD	110.00	Dec 2020	39	3,900	22,054	(50,913)
JPM	PerkinElmer, Inc.	USD	115.00	Dec 2020	6	600	1,551	(6,113)
JPM	PerkinElmer, Inc.	USD	115.00	Dec 2020	39	3,900	8,589	(39,733)
GSI	Roper Technologies, Inc.	USD	370.00	Nov 2020	23	2,300	39,250	(147,793)
GSI	Roper Technologies, Inc.	USD	390.00	Nov 2020	23	2,300	21,369	(109,888)
GSI	Roper Technologies, Inc.	USD	420.00	Nov 2020	23	2,300	29,256	(61,969)
GSI	Roper Technologies, Inc.	USD	440.00	Nov 2020	23	2,300	16,574	(38,006)
RBC	Thermo Fisher Scientific, Inc.	USD	370.00	Jan 2021	22	2,200	30,928	(155,490)
RBC	Thermo Fisher Scientific, Inc.	USD	390.00	Jan 2021	23	2,300	19,048	(126,530)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	23	2,300	39,425	(46,715)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	3	300	4,997	(6,093)
The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	25	2,500	$ 45,247	$ (50,777)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	29	2,900	58,969	(58,902)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	17	1,700	36,469	(34,529)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	44	4,400	83,748	(89,368)
JPM	UnitedHealth Group, Inc.	USD	330.00	Jan 2021	23	2,300	31,738	(36,674)
GSI	Visa, Inc., Class A	USD	185.00	Jan 2021	24	2,400	43,366	(78,132)
GSI	Visa, Inc., Class A	USD	195.00	Jan 2021	24	2,400	33,143	(60,325)
GSI	Visa, Inc., Class A	USD	200.00	Jan 2021	46	4,600	51,492	(100,169)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	45	4,500	35,853	(71,329)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	57	5,700	72,080	(90,350)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	23	2,300	29,671	(36,457)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	17	1,700	14,638	(26,946)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	18	1,800	16,387	(28,532)
GSI	Visa, Inc., Class A	USD	215.00	Jan 2021	17	1,700	10,806	(22,627)
GSI	Visa, Inc., Class A	USD	215.00	Jan 2021	18	1,800	12,230	(23,958)
GSI	Visa, Inc., Class A	USD	220.00	Jan 2021	23	2,300	20,289	(25,443)
GSI	Visa, Inc., Class A	USD	220.00	Jan 2021	17	1,700	9,521	(18,806)
GSI	Visa, Inc., Class A	USD	220.00	Jan 2021	18	1,800	10,747	(19,912)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2021	102	10,200	79,529	(75,703)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2021	62	6,200	44,082	(46,016)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2021	24	2,400	22,625	(17,813)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2021	29	2,900	29,669	(21,524)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2021	102	10,200	64,648	(61,183)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2021	62	6,200	35,861	(37,190)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2021	102	10,200	52,316	(49,064)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2021	62	6,200	28,824	(29,823)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2021	24	2,400	15,333	(11,544)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2021	29	2,900	20,406	(13,950)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	23	2,300	27,416	(48,645)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	23	2,300	30,981	(48,645)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	47	4,700	61,230	(99,405)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	23	2,300	23,506	(43,950)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	23	2,300	26,956	(43,950)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	47	4,700	54,779	(89,810)
BOA	Yum! Brands, Inc.	USD	95.00	Jan 2021	17	1,700	11,237	(11,847)
BOA	Yum! Brands, Inc.	USD	95.00	Jan 2021	52	5,200	29,254	(36,239)
BOA	Yum! Brands, Inc.	USD	100.00	Jan 2021	17	1,700	8,279	(7,762)
BOA	Yum! Brands, Inc.	USD	100.00	Jan 2021	52	5,200	20,928	(23,743)
CITI	Yum! Brands, Inc.	USD	100.00	Jan 2021	57	5,700	28,320	(26,026)
CITI	Yum! Brands, Inc.	USD	100.00	Jan 2021	57	5,700	24,418	(26,026)
CITI	Yum! Brands, Inc.	USD	105.00	Jan 2021	57	5,700	19,464	(16,030)
CITI	Yum! Brands, Inc.	USD	105.00	Jan 2021	57	5,700	15,637	(16,030)
							$7,816,907	$(18,161,003)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada

See Notes to financial statements regarding investment transactions and other derivatives information.
Health Sciences Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 97.9%
Consumer discretionary – 0.1%
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail – 0.1%
JAND, Inc., Class A (A)(B)(C)	16,938	$415,499

The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 0.4%
Capital markets – 0.2%
Churchill Capital Corp. III, Class A (C)	21,178	$243,971
Health Sciences Acquisitions Corp. 2 (C)	19,166	214,659
Panacea Acquisition Corp. (C)	15,821	177,353
Therapeutics Acquisition Corp., Class A (C)	23,996	308,829
		944,812
Diversified financial services – 0.1%
Arya Sciences Acquisition Corp. II (C)	17,589	194,886
Insurance – 0.1%
Selectquote, Inc. (C)	21,035	383,889
		1,523,587
Health care – 97.4%
Biotechnology – 34.8%
AbbVie, Inc.	79,675	7,630,475
Abcam PLC	29,900	497,828
ACADIA Pharmaceuticals, Inc. (C)	79,067	3,130,263
Acceleron Pharma, Inc. (C)	40,244	3,922,583
Acerta Pharma BV, Class B (A)(B)(C)	4,892,850	467,756
ADC Therapeutics SA (C)	5,373	237,325
Adverum Biotechnologies, Inc. (C)	20,677	252,259
Agios Pharmaceuticals, Inc. (C)	21,016	861,866
Akero Therapeutics, Inc. (C)	7,654	249,520
Akouos, Inc. (C)	14,013	314,171
Alector, Inc. (C)	14,536	187,805
Alexion Pharmaceuticals, Inc. (C)	46,013	5,255,605
Alkermes PLC (C)	4,712	77,936
Allogene Therapeutics, Inc. (C)	30,013	1,069,963
Alnylam Pharmaceuticals, Inc. (C)	34,174	4,532,839
ALX Oncology Holdings, Inc. (C)	5,657	228,769
Amarin Corp. PLC, ADR (C)	53,524	415,346
Amgen, Inc.	34,198	8,663,037
Annexon, Inc. (C)	9,087	224,176
Apellis Pharmaceuticals, Inc. (C)	27,719	854,577
Aprea Therapeutics, Inc. (C)	7,366	199,619
Arcturus Therapeutics Holdings, Inc. (C)	7,293	351,814
Arcutis Biotherapeutics, Inc. (C)	6,408	160,649
Ardelyx, Inc. (C)	35,520	203,885
Argenx SE, ADR (C)	24,177	5,591,415
Ascendis Pharma A/S, ADR (C)	26,352	3,904,839
Assembly Biosciences, Inc. (C)	7,523	164,528
Avidity Biosciences, Inc. (C)	6,778	195,206
Avrobio, Inc. (C)	7,029	121,742
BeiGene, Ltd., ADR (C)	9,787	2,364,246
Biogen, Inc. (C)	13,287	3,821,873
BioMarin Pharmaceutical, Inc. (C)	13,006	1,014,858
BioNTech SE, ADR (C)	21,462	1,314,548
Bluebird Bio, Inc. (C)	9,526	564,892
Blueprint Medicines Corp. (C)	16,261	1,259,089
Burning Rock Biotech, Ltd., ADR (C)	17,716	408,531
CareDx, Inc. (C)	11,278	385,144
Constellation Pharmaceuticals, Inc. (C)	5,400	113,670
CRISPR Therapeutics AG (C)	10,134	947,124
CureVac NV (C)	15,975	879,903
Cyclerion Therapeutics, Inc. (C)	13,577	92,595
Cytokinetics, Inc. (C)	14,700	352,212
Deciphera Pharmaceuticals, Inc. (C)	11,850	533,369
Denali Therapeutics, Inc. (C)	36,444	1,162,564
Dicerna Pharmaceuticals, Inc. (C)	23,712	439,146
Enanta Pharmaceuticals, Inc. (C)	9,752	508,957
Epizyme, Inc. (C)	18,157	236,041
Exact Sciences Corp. (C)	36,017	2,711,720
Exelixis, Inc. (C)	126,037	2,800,542
Fate Therapeutics, Inc. (C)	13,967	508,399
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
FibroGen, Inc. (C)	37,042	$1,660,593
G1 Therapeutics, Inc. (C)	5,097	78,239
Generation Bio Company (C)	17,575	548,867
Global Blood Therapeutics, Inc. (C)	22,197	1,393,528
Homology Medicines, Inc. (C)	14,713	156,399
IGM Biosciences, Inc. (C)	5,499	236,457
Immunomedics, Inc. (C)	48,140	2,145,118
Incyte Corp. (C)	68,024	6,554,112
Insmed, Inc. (C)	48,920	1,379,055
Intellia Therapeutics, Inc. (C)	12,216	263,621
Invitae Corp. (C)	10,700	374,072
Ionis Pharmaceuticals, Inc. (C)	42,848	2,335,216
Iovance Biotherapeutics, Inc. (C)	68,451	2,281,472
IVERIC bio, Inc. (C)	46,792	210,096
Karuna Therapeutics, Inc. (C)	11,423	872,717
Karyopharm Therapeutics, Inc. (C)	17,236	262,160
Kodiak Sciences, Inc. (C)	29,810	1,567,708
Krystal Biotech, Inc. (C)	5,763	275,529
Legend Biotech Corp., ADR (C)	4,996	169,864
Madrigal Pharmaceuticals, Inc. (C)	2,400	258,480
Mersana Therapeutics, Inc. (C)	13,741	263,278
Mirati Therapeutics, Inc. (C)	10,603	1,583,770
Moderna, Inc. (C)	18,398	1,193,846
MorphoSys AG (C)	4,636	586,685
Neurocrine Biosciences, Inc. (C)	32,744	3,812,056
Nkarta, Inc. (C)	7,461	183,839
Novavax, Inc. (C)	4,400	485,496
Nurix Therapeutics, Inc. (C)	15,796	369,626
Orchard Therapeutics PLC, ADR (C)	18,342	108,768
Protagonist Therapeutics, Inc. (C)	15,882	355,757
PTC Therapeutics, Inc. (C)	14,198	701,736
Radius Health, Inc. (C)	6,335	78,427
RAPT Therapeutics, Inc. (C)	12,256	326,010
Regeneron Pharmaceuticals, Inc. (C)	14,454	8,960,468
REGENXBIO, Inc. (C)	6,807	207,750
Relay Therapeutics, Inc. (C)	7,717	310,146
Replimune Group, Inc. (C)	8,700	234,900
Rocket Pharmaceuticals, Inc. (C)	19,867	507,999
Sage Therapeutics, Inc. (C)	24,901	1,305,808
Sarepta Therapeutics, Inc. (C)	15,178	2,222,363
Scholar Rock Holding Corp. (C)	5,170	78,067
Seattle Genetics, Inc. (C)	36,997	5,858,105
Seres Therapeutics, Inc. (C)	12,985	343,973
Stoke Therapeutics, Inc. (C)	9,148	268,677
Translate Bio, Inc. (C)	24,915	351,052
Turning Point Therapeutics, Inc. (C)	9,893	773,435
Twist Bioscience Corp. (C)	10,847	758,531
Ultragenyx Pharmaceutical, Inc. (C)	35,915	3,054,930
UniQure NV (C)	9,500	387,315
Vaxart, Inc. (C)	24,400	144,692
Vertex Pharmaceuticals, Inc. (C)	55,436	15,473,296
Xencor, Inc. (C)	27,275	975,081
Zai Lab, Ltd., ADR (C)	6,210	492,888
Zeneca, Inc. (B)(C)	33,315	20,489
Zentalis Pharmaceuticals, Inc. (C)	7,099	244,206
Zymeworks, Inc. (C)	12,812	415,365
		148,849,352
Health care equipment and supplies – 21.1%
Alcon, Inc. (C)	21,385	1,216,740
AtriCure, Inc. (C)	18,504	827,684
Becton, Dickinson and Company	44,863	10,891,391
Danaher Corp.	52,338	10,806,227
DexCom, Inc. (C)	11,415	4,856,055
DiaSorin SpA	10,340	1,871,747
Envista Holdings Corp. (C)	69,005	1,655,430

The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
GenMark Diagnostics, Inc. (C)	38,687	$501,770
Hologic, Inc. (C)	79,202	4,729,943
ICU Medical, Inc. (C)	4,778	956,747
Inari Medical, Inc. (C)	4,477	357,891
Insulet Corp. (C)	9,900	2,160,675
Intuitive Surgical, Inc. (C)	24,275	17,741,141
iRhythm Technologies, Inc. (C)	8,151	1,794,687
Lantheus Holdings, Inc. (C)	27,558	369,828
Nevro Corp. (C)	17,981	2,473,107
Novocure, Ltd. (C)	10,400	860,600
Penumbra, Inc. (C)	10,747	2,247,735
Quidel Corp. (C)	16,258	2,860,758
Shockwave Medical, Inc. (C)	9,928	630,825
Stryker Corp.	41,950	8,312,812
Tandem Diabetes Care, Inc. (C)	13,500	1,521,720
Teleflex, Inc.	8,126	3,193,112
The Cooper Companies, Inc.	6,320	1,986,882
West Pharmaceutical Services, Inc.	15,501	4,401,664
Zimmer Biomet Holdings, Inc.	7,774	1,095,201
		90,322,372
Health care providers and services – 14.8%
Amedisys, Inc. (C)	5,861	1,417,776
Anthem, Inc.	17,197	4,841,299
Centene Corp. (C)	124,231	7,617,845
Cigna Corp.	35,917	6,370,598
Guardant Health, Inc. (C)	10,172	971,426
HCA Healthcare, Inc.	37,297	5,061,949
Humana, Inc.	20,973	8,707,360
Molina Healthcare, Inc. (C)	17,362	3,211,449
Oak Street Health, Inc. (C)	6,741	300,851
Option Care Health, Inc. (C)	17,156	199,353
The Pennant Group, Inc. (C)	17,090	633,014
UnitedHealth Group, Inc.	77,084	24,092,603
		63,425,523
Health care technology – 1.6%
Accolade, Inc. (C)	7,386	248,243
Livongo Health, Inc. (C)	11,000	1,510,300
Phreesia, Inc. (C)	9,252	291,808
Schrodinger, Inc. (C)	7,390	446,799
Teladoc Health, Inc. (C)	5,800	1,251,002
Veeva Systems, Inc., Class A (C)	10,614	2,996,014
		6,744,166
Life sciences tools and services – 9.0%
10X Genomics, Inc., Class A (C)	8,449	968,424
Adaptive Biotechnologies Corp. (C)	12,399	515,922
Agilent Technologies, Inc.	65,840	6,611,653
Avantor, Inc. (C)	93,731	2,115,509
Berkeley Lights, Inc. (C)	7,478	489,061
Bio-Techne Corp.	3,500	894,110
Bruker Corp.	50,069	2,103,899
Evotec SE (C)	33,664	901,285
Lonza Group AG	2,591	1,610,082
Mettler-Toledo International, Inc. (C)	1,381	1,340,647
Pacific Biosciences of California, Inc. (C)	37,481	247,375
PPD, Inc. (C)	18,661	640,819
PRA Health Sciences, Inc. (C)	11,408	1,219,629
Quanterix Corp. (C)	22,551	802,816
Repligen Corp. (C)	1,334	206,650
Thermo Fisher Scientific, Inc.	40,061	17,185,368
Wuxi Biologics Cayman, Inc. (C)(D)	34,500	893,206
		38,746,455
Pharmaceuticals – 16.1%
Arvinas, Inc. (C)	7,300	189,435
Astellas Pharma, Inc.	87,000	1,364,869
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
AstraZeneca PLC, ADR	144,518	$8,093,008
Axsome Therapeutics, Inc. (C)	11,141	816,747
Bayer AG	18,539	1,233,067
Bristol-Myers Squibb Company	54,702	3,402,464
Cara Therapeutics, Inc. (C)	22,024	341,372
Catalent, Inc. (C)	20,023	1,852,128
Chugai Pharmaceutical Company, Ltd.	38,200	1,702,079
Daiichi Sankyo Company, Ltd.	20,500	1,828,661
Eisai Company, Ltd.	17,800	1,554,735
Elanco Animal Health, Inc. (C)	49,419	1,436,116
Eli Lilly & Company	59,807	8,874,761
GW Pharmaceuticals PLC, ADR (C)	5,591	581,184
Harmony Biosciences Holdings, Inc. (C)	9,688	343,149
Horizon Therapeutics PLC (C)	21,500	1,615,080
Ipsen SA	12,753	1,317,157
Kymera Therapeutics, Inc. (C)	9,114	290,737
Merck & Company, Inc.	172,733	14,728,943
Merck KGaA	14,455	1,964,648
Milestone Pharmaceuticals, Inc. (C)	9,082	70,295
MyoKardia, Inc. (C)	30,407	3,327,742
Nektar Therapeutics (C)	17,298	334,543
Odonate Therapeutics, Inc. (C)	10,301	166,361
Reata Pharmaceuticals, Inc., Class A (C)	5,186	544,271
Roche Holding AG	14,998	5,246,582
Royalty Pharma PLC, Class A (C)	48,399	2,002,751
Sanofi	29,361	2,973,939
Tricida, Inc. (C)	16,610	175,568
WaVe Life Sciences, Ltd. (C)	21,728	272,252
Zogenix, Inc. (C)	10,284	243,422
		68,888,066
		416,975,934
TOTAL COMMON STOCKS (Cost $304,535,739)		$418,915,020
PREFERRED SECURITIES – 1.0%
Consumer discretionary – 0.2%
Specialty retail – 0.2%
JAND, Inc., Series D (A)(B)(C)	37,822	927,796
Health care – 0.6%
Health care equipment and supplies – 0.6%
Sartorius AG	5,945	2,523,714
Information technology – 0.2%
Software – 0.2%
Doximity, Inc. (A)(B)(C)	63,738	1,032,556
TOTAL PREFERRED SECURITIES (Cost $1,762,958)		$4,484,066
RIGHTS – 0.1%
Bristol-Myers Squibb Company (Expiration Date: 3-31-21) (C)(E)	131,655	352,835
TOTAL RIGHTS (Cost $363,553)		$352,835
SHORT-TERM INVESTMENTS – 1.3%
Short-term funds – 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0399% (F)	1,000,000	1,000,000
T. Rowe Price Government Reserve Fund, 0.1398% (F)	4,665,559	4,665,559
TOTAL SHORT-TERM INVESTMENTS (Cost $5,665,559)		$5,665,559
Total Investments (Health Sciences Fund) (Cost $312,327,809) – 100.3%		$429,417,480
Other assets and liabilities, net – (0.3%)		(1,344,168)
TOTAL NET ASSETS – 100.0%		$428,073,312

The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Health Sciences Fund (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	Non-income producing security.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 8-31-20.
International Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 93.0%
Australia - 6.4%
Afterpay, Ltd. (A)	24,716	$1,667,564
AGL Energy, Ltd.	73,924	805,892
AMP, Ltd. (A)	397,352	447,897
Ampol, Ltd.	28,890	553,308
APA Group	136,492	1,047,110
Aristocrat Leisure, Ltd.	66,511	1,385,564
ASX, Ltd.	22,436	1,444,713
Aurizon Holdings, Ltd.	226,114	723,124
AusNet Services	214,911	288,257
Australia & New Zealand Banking Group, Ltd.	328,019	4,419,521
BHP Group PLC	123,436	2,809,694
BHP Group, Ltd.	340,891	9,412,660
BlueScope Steel, Ltd.	58,521	546,594
Brambles, Ltd.	178,597	1,457,850
CIMIC Group, Ltd.	11,170	173,924
Coca-Cola Amatil, Ltd.	58,544	392,172
Cochlear, Ltd.	7,413	1,047,553
Coles Group, Ltd.	154,298	2,010,919
Commonwealth Bank of Australia	204,891	10,298,298
Computershare, Ltd.	56,341	551,558
Crown Resorts, Ltd.	43,352	287,459
CSL, Ltd.	52,518	11,020,421
Dexus	126,830	824,744
Evolution Mining, Ltd.	187,069	764,886
Fortescue Metals Group, Ltd.	195,967	2,504,731
Goodman Group	190,469	2,564,088
Insurance Australia Group, Ltd.	267,974	938,990
Lendlease Corp., Ltd.	76,524	653,671
Macquarie Group, Ltd.	39,000	3,666,559
Magellan Financial Group, Ltd.	14,813	646,337
Medibank Pvt., Ltd.	319,087	642,090
Mirvac Group	455,115	706,488
National Australia Bank, Ltd.	369,915	4,871,357
Newcrest Mining, Ltd.	93,447	2,200,547
Northern Star Resources, Ltd.	85,573	862,308
Oil Search, Ltd.	227,876	549,382
Orica, Ltd.	46,903	599,637
Origin Energy, Ltd.	203,809	839,184
Qantas Airways, Ltd.	106,005	308,045
QBE Insurance Group, Ltd.	168,558	1,304,003
Ramsay Health Care, Ltd.	20,695	992,852
REA Group, Ltd.	6,081	511,442
Santos, Ltd.	204,919	856,373
Scentre Group	606,114	1,008,898
SEEK, Ltd.	38,580	586,078
Sonic Healthcare, Ltd.	52,245	1,232,189
South32, Ltd.	566,472	875,749
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Stockland	275,773	$804,119
Suncorp Group, Ltd.	146,461	1,001,913
Sydney Airport	128,138	538,359
Tabcorp Holdings, Ltd.	234,462	625,476
Telstra Corp., Ltd.	481,688	1,023,920
The GPT Group	225,244	635,206
TPG Telecom, Ltd. (A)	40,599	246,437
Transurban Group	316,522	3,130,851
Treasury Wine Estates, Ltd.	83,339	567,661
Tuas, Ltd. (A)	20,299	7,486
Vicinity Centres	449,099	479,006
Washington H Soul Pattinson & Company, Ltd.	12,467	192,160
Wesfarmers, Ltd.	131,190	4,583,972
Westpac Banking Corp.	417,762	5,335,391
WiseTech Global, Ltd.	16,566	343,684
Woodside Petroleum, Ltd.	108,959	1,570,945
Woolworths Group, Ltd.	145,908	4,275,739
		109,665,005
Austria - 0.2%
ANDRITZ AG	8,951	299,400
Erste Group Bank AG	34,432	836,136
OMV AG	18,138	587,134
Raiffeisen Bank International AG (A)	18,152	324,334
Verbund AG	8,367	449,215
voestalpine AG	14,266	354,497
		2,850,716
Belgium - 1.1%
Ageas SA/NV	26,328	1,097,105
Anheuser-Busch InBev SA/NV	111,535	6,482,339
Colruyt SA	8,087	509,730
Elia Group SA/NV	4,512	484,319
Galapagos NV (A)	6,152	825,952
Groupe Bruxelles Lambert SA	16,547	1,526,854
KBC Group NV	36,535	2,086,644
Proximus SADP	22,238	439,179
Sofina SA	2,262	676,900
Solvay SA	10,856	935,354
Telenet Group Holding NV	6,679	258,970
UCB SA	18,510	2,196,891
Umicore SA (B)	28,841	1,323,796
		18,844,033
Brazil - 1.0%
Ambev SA	346,200	777,899
Atacadao SA	28,900	103,130
B2W Cia Digital (A)	15,300	313,038
B3 SA - Brasil Bolsa Balcao	151,120	1,621,951
Banco Bradesco SA	97,335	338,101
Banco BTG Pactual SA	16,900	247,801
Banco do Brasil SA	63,000	375,459
Banco Santander Brasil SA	30,100	155,376
BB Seguridade Participacoes SA	51,600	248,464
BR Malls Participacoes SA (A)	57,635	97,628
BRF SA (A)	41,700	149,111
CCR SA	88,700	215,820
Centrais Eletricas Brasileiras SA	23,600	152,968
Cia Brasileira de Distribuicao	11,800	136,793
Cia de Saneamento Basico do Estado de Sao Paulo	25,000	217,897
Cia Siderurgica Nacional SA	50,700	140,759
Cielo SA	89,460	74,462
Cogna Educacao	130,900	136,192
Cosan SA	11,600	176,271

The accompanying notes are an integral part of the financial statements.	32

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
CPFL Energia SA	16,800	$88,132
Energisa SA	13,400	106,275
Engie Brasil Energia SA	14,825	115,358
Equatorial Energia SA	66,600	282,033
Hapvida Participacoes e Investimentos SA (C)	16,400	193,771
Hypera SA	27,800	160,604
IRB Brasil Resseguros SA	52,000	67,675
JBS SA	80,100	328,091
Klabin SA	50,800	238,306
Localiza Rent a Car SA	44,445	391,272
Lojas Renner SA	58,239	462,106
Magazine Luiza SA	53,600	912,037
Multiplan Empreendimentos Imobiliarios SA	20,700	78,666
Natura & Company Holding SA	55,000	495,336
Notre Dame Intermedica Participacoes SA	35,400	478,806
Petrobras Distribuidora SA	55,500	216,185
Petroleo Brasileiro SA	272,600	1,110,602
Porto Seguro SA	7,200	69,470
Raia Drogasil SA	15,700	308,928
Rumo SA (A)	79,900	329,605
Sul America SA	21,596	170,214
Suzano SA (A)	39,927	365,855
TIM Participacoes SA	62,100	162,320
Ultrapar Participacoes SA	53,100	188,421
Vale SA	271,270	2,955,078
WEG SA	61,620	726,820
		16,681,086
Canada - 1.9%
Agnico Eagle Mines, Ltd.	5,336	439,938
Air Canada (A)(B)	3,382	45,634
Algonquin Power & Utilities Corp.	12,187	168,928
Alimentation Couche-Tard, Inc., Class B	19,417	633,712
AltaGas, Ltd. (B)	6,537	84,547
Atco, Ltd., Class I	1,928	58,741
B2Gold Corp.	23,317	156,597
Bank of Montreal	14,390	913,255
Barrick Gold Corp.	39,554	1,171,746
BCE, Inc.	3,752	161,258
BlackBerry, Ltd. (A)	11,961	62,357
Brookfield Asset Management, Inc., Class A	30,087	1,015,394
CAE, Inc.	6,251	99,107
Cameco Corp. (B)	8,999	104,247
Canadian Apartment Properties REIT	1,991	68,689
Canadian Imperial Bank of Commerce	10,069	799,437
Canadian National Railway Company	15,985	1,679,690
Canadian Natural Resources, Ltd.	26,412	520,809
Canadian Pacific Railway, Ltd.	3,072	908,847
Canadian Tire Corp., Ltd., Class A (B)	1,349	141,121
Canadian Utilities, Ltd., Class A (B)	3,155	79,192
Canopy Growth Corp. (A)(B)	5,085	83,857
CCL Industries, Inc., Class B	3,450	127,515
Cenovus Energy, Inc.	23,530	111,124
CGI, Inc. (A)	5,436	381,835
CI Financial Corp.	5,225	74,188
Constellation Software, Inc.	450	520,946
Cronos Group, Inc. (A)(B)	4,290	23,779
Dollarama, Inc.	6,598	257,577
Emera, Inc. (B)	5,547	226,456
Empire Company, Ltd., Class A	3,953	102,890
Enbridge, Inc.	45,133	1,443,938
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Fairfax Financial Holdings, Ltd.	615	$189,585
First Capital Real Estate Investment Trust	2,743	28,769
First Quantum Minerals, Ltd.	13,200	130,649
Fortis, Inc.	10,596	423,808
Franco-Nevada Corp.	4,203	632,118
George Weston, Ltd.	1,772	128,014
Gildan Activewear, Inc. (B)	4,604	89,267
Great-West Lifeco, Inc.	7,207	147,030
Hydro One, Ltd. (C)	7,706	159,514
iA Financial Corp., Inc.	2,763	99,454
IGM Financial, Inc.	2,175	53,076
Imperial Oil, Ltd.	5,973	98,501
Intact Financial Corp.	3,271	350,360
Inter Pipeline, Ltd.	9,674	102,128
Keyera Corp. (B)	5,031	91,876
Kinross Gold Corp. (A)	28,051	249,036
Kirkland Lake Gold, Ltd.	6,050	322,364
Loblaw Companies, Ltd.	4,178	215,923
Lundin Mining Corp.	15,317	95,940
Magna International, Inc.	6,641	323,407
Metro, Inc.	5,785	261,320
National Bank of Canada	7,604	417,991
Nutrien, Ltd.	12,899	477,748
Onex Corp.	2,017	97,931
Open Text Corp. (B)	6,200	281,207
Pan American Silver Corp.	4,683	169,067
Parkland Corp.	3,367	95,433
Pembina Pipeline Corp.	12,301	304,613
Power Corp. of Canada	13,314	265,800
Quebecor, Inc., Class B	4,150	102,895
Restaurant Brands International, Inc.	6,385	345,941
RioCan Real Estate Investment Trust (B)	4,210	49,093
Ritchie Bros Auctioneers, Inc.	2,548	149,088
Rogers Communications, Inc., Class B	8,079	336,080
Royal Bank of Canada	31,909	2,429,962
Saputo, Inc.	5,671	141,476
Shaw Communications, Inc., Class B	10,912	204,043
Shopify, Inc., Class A (A)(B)	2,321	2,479,156
SmartCentres Real Estate Investment Trust (B)	1,990	31,337
Sun Life Financial, Inc.	13,882	579,397
Suncor Energy, Inc.	34,209	548,928
TC Energy Corp.	21,011	982,452
Teck Resources, Ltd., Class B	10,932	126,053
TELUS Corp.	9,932	182,901
The Bank of Nova Scotia	27,178	1,174,550
The Toronto-Dominion Bank	40,387	2,014,783
Thomson Reuters Corp.	4,060	310,363
TMX Group, Ltd.	1,317	138,450
Wheaton Precious Metals Corp. (B)	9,952	531,496
WSP Global, Inc.	2,620	177,747
Yamana Gold, Inc.	21,353	132,275
		32,137,746
Chile - 0.3%
Aguas Andinas SA, Class A	457,328	137,053
Antofagasta PLC	22,986	329,560
Banco de Chile	7,981,879	667,201
Banco de Credito e Inversiones SA	9,154	288,458
Banco Santander Chile	11,520,072	443,028
Cencosud SA	251,027	371,299
Cencosud Shopping SA	90,085	134,533
Cia Cervecerias Unidas SA	25,928	170,447
Colbun SA	1,386,405	213,982

The accompanying notes are an integral part of the financial statements.	33

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Empresa Nacional de Telecomunicaciones SA	26,603	$161,037
Empresas CMPC SA	197,938	411,156
Empresas COPEC SA	68,552	502,662
Enel Americas SA	6,015,983	865,616
Enel Chile SA	4,858,717	373,704
Falabella SA	132,269	416,802
		5,486,538
China - 9.4%
3SBio, Inc. (A)(B)(C)	92,600	108,526
51job, Inc., ADR (A)	1,900	124,526
58.com, Inc., ADR (A)	6,900	381,984
AAC Technologies Holdings, Inc.	53,100	334,365
Agile Group Holdings, Ltd.	85,900	118,424
Agricultural Bank of China, Ltd., H Shares	2,022,200	675,366
Air China, Ltd., H Shares	131,300	90,277
Airtac International Group	9,000	199,360
AK Medical Holdings, Ltd. (C)	28,000	71,376
Alibaba Group Holding, Ltd., ADR (A)	137,100	39,351,792
A-Living Services Company, Ltd., H Shares (C)	31,500	162,318
Aluminum Corp. of China, Ltd., H Shares (A)	286,600	69,865
Anhui Conch Cement Company, Ltd., H Shares	90,100	652,274
Anhui Gujing Distillery Company, Ltd., B Shares	7,800	98,978
ANTA Sports Products, Ltd.	78,500	773,808
Autohome, Inc., ADR	4,300	345,032
AviChina Industry & Technology Company, Ltd., H Shares	186,000	115,971
BAIC Motor Corp., Ltd., H Shares (C)	120,000	57,519
Baidu, Inc., ADR (A)	20,000	2,491,400
Bank of China, Ltd., H Shares	5,797,600	1,885,319
Bank of Communications Company, Ltd., H Shares	634,900	331,549
Baozun, Inc., ADR (A)	3,200	132,608
BeiGene, Ltd., ADR (A)	3,200	773,024
Beijing Capital International Airport Company, Ltd., H Shares	136,900	96,767
BEST, Inc., ADR (A)(B)	14,200	56,800
Bilibili, Inc., ADR (A)(B)	7,100	335,475
BYD Company, Ltd., H Shares	46,500	484,733
BYD Electronic International Company, Ltd.	49,400	208,909
CanSino Biologics, Inc., H Shares (A)(C)	4,400	92,960
CGN Power Company, Ltd., H Shares (C)	689,900	149,407
China Aoyuan Group, Ltd.	88,000	101,290
China Cinda Asset Management Company, Ltd., H Shares	652,200	124,426
China CITIC Bank Corp., Ltd., H Shares	648,000	270,690
China Communications Construction Company, Ltd., H Shares	322,500	180,774
China Communications Services Corp., Ltd., H Shares	173,200	113,458
China Conch Venture Holdings, Ltd.	118,300	512,198
China Construction Bank Corp., H Shares	7,021,500	4,948,147
China East Education Holdings, Ltd. (C)	40,000	88,186
China Eastern Airlines Corp., Ltd., H Shares (B)	130,000	53,522
China Everbright Bank Company, Ltd., H Shares	231,000	82,763
China Evergrande Group (B)	134,900	314,506
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Feihe, Ltd. (C)	65,000	$131,458
China Galaxy Securities Company, Ltd., H Shares	257,500	154,974
China Hongqiao Group, Ltd.	125,500	80,872
China Huarong Asset Management Company, Ltd., H Shares (C)	733,600	84,135
China Huishan Dairy Holdings Company, Ltd. (A)(D)	175,000	0
China International Capital Corp., Ltd., H Shares (A)(C)	98,000	232,582
China Lesso Group Holdings, Ltd.	79,000	147,107
China Life Insurance Company, Ltd., H Shares	545,200	1,328,125
China Literature, Ltd. (A)(C)	22,200	137,675
China Longyuan Power Group Corp., Ltd., H Shares	231,700	146,045
China Medical System Holdings, Ltd.	99,300	111,837
China Merchants Bank Company, Ltd., H Shares	284,700	1,358,291
China Minsheng Banking Corp., Ltd., H Shares	420,020	255,676
China Molybdenum Company, Ltd., H Shares	243,100	98,554
China National Building Material Company, Ltd., H Shares	281,700	395,390
China Oilfield Services, Ltd., H Shares	125,700	98,504
China Pacific Insurance Group Company, Ltd., H Shares	204,000	565,912
China Petroleum & Chemical Corp., H Shares	1,769,300	812,360
China Railway Construction Corp., Ltd., H Shares	143,500	110,145
China Railway Group, Ltd., H Shares	276,600	141,865
China Railway Signal & Communication Corp., Ltd., H Shares (C)	114,000	46,132
China Reinsurance Group Corp., H Shares	428,000	45,765
China Resources Pharmaceutical Group, Ltd. (C)	115,100	65,162
China Shenhua Energy Company, Ltd., H Shares	248,000	411,829
China Southern Airlines Company, Ltd., H Shares (A)(B)	122,800	64,629
China Telecom Corp., Ltd., H Shares	965,100	314,833
China Tower Corp., Ltd., H Shares (C)	3,234,000	616,075
China Vanke Company, Ltd., H Shares	124,100	385,225
China Yuhua Education Corp., Ltd. (C)	86,000	82,442
Chongqing Rural Commercial Bank Company, Ltd., H Shares	176,700	71,998
CIFI Holdings Group Company, Ltd.	230,000	195,499
CITIC Securities Company, Ltd., H Shares	158,200	379,608
CITIC, Ltd.	426,600	388,947
CNOOC, Ltd.	1,303,500	1,477,134
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	90,000	41,412
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	186,500	93,545
Country Garden Holdings Company, Ltd.	558,300	691,266
Country Garden Services Holdings Company, Ltd.	99,000	689,746
CRRC Corp., Ltd., H Shares	320,500	144,535
CSPC Pharmaceutical Group, Ltd.	409,560	904,890
Dali Foods Group Company, Ltd. (C)	149,000	91,192
Dongfeng Motor Group Company, Ltd., H Shares	197,300	137,145

The accompanying notes are an integral part of the financial statements.	34

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
ENN Energy Holdings, Ltd.	57,500	$637,098
Fosun International, Ltd.	187,500	208,685
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	36,500	117,825
GDS Holdings, Ltd., ADR (A)(B)	5,800	469,452
Genscript Biotech Corp. (A)	76,000	146,383
GF Securities Company, Ltd., H Shares	94,200	111,370
GOME Retail Holdings, Ltd. (A)(B)	706,200	101,084
Great Wall Motor Company, Ltd., H Shares	225,900	245,902
Greentown Service Group Company, Ltd.	104,000	139,584
GSX Techedu, Inc., ADR (A)(B)	5,600	478,240
Guangzhou Automobile Group Company, Ltd., H Shares (B)	215,080	185,062
Guangzhou R&F Properties Company, Ltd., H Shares	94,000	119,336
Guotai Junan Securities Company, Ltd., H Shares (C)	42,000	65,503
Haidilao International Holding, Ltd. (C)	58,000	373,588
Haitian International Holdings, Ltd.	46,400	112,254
Haitong Securities Company, Ltd., H Shares	198,900	180,586
Hansoh Pharmaceutical Group Company, Ltd. (A)(C)	38,000	179,637
Hengan International Group Company, Ltd.	47,600	374,801
Hua Hong Semiconductor, Ltd. (A)(B)(C)	33,000	119,208
Huaneng Power International, Inc., H Shares	257,700	107,288
Huatai Securities Company, Ltd., H Shares (C)	107,500	188,432
Huazhu Group, Ltd., ADR (B)	9,700	433,881
HUYA, Inc., ADR (A)(B)	4,500	129,240
Industrial & Commercial Bank of China, Ltd., H Shares	4,430,800	2,469,548
Inner Mongolia Yitai Coal Company, Ltd., Class B	77,700	54,354
Innovent Biologics, Inc. (A)(C)	68,500	455,114
iQIYI, Inc., ADR (A)(B)	16,100	348,565
JD.com, Inc., ADR (A)	62,100	4,883,544
Jiangsu Expressway Company, Ltd., H Shares	88,900	88,948
Jiangxi Copper Company, Ltd., H Shares	86,400	101,687
JOYY, Inc., ADR (A)	4,200	358,848
Kaisa Group Holdings, Ltd. (A)	178,000	89,377
Kingdee International Software Group Company, Ltd. (A)	170,000	432,688
Kingsoft Corp., Ltd.	60,200	321,718
Koolearn Technology Holding, Ltd. (A)(B)(C)	17,000	81,253
KWG Group Holdings, Ltd. (A)	92,500	175,544
Legend Holdings Corp., H Shares (C)	42,000	61,908
Lenovo Group, Ltd.	526,000	350,692
Li Ning Company, Ltd.	152,000	642,034
Logan Group Company, Ltd.	100,000	186,000
Longfor Group Holdings, Ltd. (C)	130,900	692,529
Luye Pharma Group, Ltd. (C)	131,000	70,805
Meituan Dianping, Class B (A)	259,500	8,554,211
Momo, Inc., ADR	11,000	224,400
NetEase, Inc., ADR	6,000	2,923,260
New China Life Insurance Company, Ltd., H Shares	60,900	242,644
New Oriental Education & Technology Group, Inc., ADR (A)	10,400	1,524,952
NIO, Inc., ADR (A)(B)	66,000	1,255,980
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Noah Holdings, Ltd., ADR (A)	2,500	$70,000
PetroChina Company, Ltd., H Shares	1,540,700	531,678
PICC Property & Casualty Company, Ltd., H Shares	506,950	390,936
Pinduoduo, Inc., ADR (A)	18,800	1,672,072
Ping An Healthcare and Technology Company, Ltd. (A)(B)(C)	27,300	397,900
Ping An Insurance Group Company of China, Ltd., H Shares	435,300	4,647,439
Poly Property Services Company, Ltd.	8,400	73,451
Postal Savings Bank of China Company, Ltd., H Shares (C)	727,000	344,164
Seazen Group, Ltd. (A)	158,000	143,318
Semiconductor Manufacturing International Corp. (A)	242,300	765,428
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	180,000	419,414
Shanghai Electric Group Company, Ltd., H Shares (A)	194,000	57,004
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	38,100	160,544
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	79,380	68,167
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	57,000	101,434
Shenzhen Expressway Company, Ltd., H Shares	52,000	47,054
Shenzhou International Group Holdings, Ltd.	60,300	970,870
Shui On Land, Ltd.	264,500	36,142
Silergy Corp.	5,000	317,170
SINA Corp. (A)	4,600	187,151
Sino-Ocean Group Holding, Ltd.	220,000	50,783
Sinopec Engineering Group Company, Ltd., H Shares	108,000	47,845
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	239,700	49,426
Sinopharm Group Company, Ltd., H Shares	98,300	241,370
Sinotruk Hong Kong, Ltd.	50,500	131,065
SOHO China, Ltd. (A)	151,200	46,575
Sunac China Holdings, Ltd.	186,300	782,052
Sunny Optical Technology Group Company, Ltd.	52,000	769,345
TAL Education Group, ADR (A)	28,000	2,066,680
Tencent Holdings, Ltd.	418,300	28,577,570
Tencent Music Entertainment Group, ADR (A)	26,600	415,758
The People's Insurance Company Group of China, Ltd., H Shares	609,200	198,517
Tingyi Cayman Islands Holding Corp.	142,700	267,800
Tongcheng-Elong Holdings, Ltd. (A)	62,000	121,345
Topsports International Holdings, Ltd. (C)	90,000	111,142
TravelSky Technology, Ltd., H Shares	68,500	142,249
Trip.com Group, Ltd., ADR (A)	34,600	1,046,304
Tsingtao Brewery Company, Ltd., H Shares	31,000	281,962
Uni-President China Holdings, Ltd.	94,000	85,510
Vipshop Holdings, Ltd., ADR (A)(B)	32,200	531,622
Want Want China Holdings, Ltd.	362,500	248,464
Weibo Corp., ADR (A)(B)	4,080	152,184
Weichai Power Company, Ltd., H Shares	141,000	283,030
WuXi AppTec Company, Ltd., H Shares (C)	15,636	231,149

The accompanying notes are an integral part of the financial statements.	35

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Wuxi Biologics Cayman, Inc. (A)(C)	66,500	$1,721,686
Xiaomi Corp., Class B (A)(C)	762,400	2,361,002
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	53,800	46,241
Xinyi Solar Holdings, Ltd.	294,000	370,349
Yangzijiang Shipbuilding Holdings, Ltd.	80,000	53,744
Yanzhou Coal Mining Company, Ltd., H Shares	112,700	86,644
Yihai International Holding, Ltd. (A)	34,000	533,506
Yum China Holdings, Inc.	26,084	1,505,308
Yuzhou Group Holdings Company, Ltd.	132,000	61,567
Zai Lab, Ltd., ADR (A)	3,800	301,606
Zhaojin Mining Industry Company, Ltd., H Shares	75,500	84,542
Zhejiang Expressway Company, Ltd., H Shares	105,800	71,326
Zhenro Properties Group, Ltd.	111,000	64,849
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)(C)	27,500	180,545
Zhongsheng Group Holdings, Ltd.	41,500	258,814
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	40,000	128,270
Zijin Mining Group Company, Ltd., H Shares	415,200	283,172
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares (A)	95,600	95,617
ZTE Corp., H Shares	55,100	159,943
ZTO Express Cayman, Inc., ADR	27,300	915,369
		160,671,413
Colombia - 0.1%
Bancolombia SA	28,631	198,986
Ecopetrol SA	559,153	327,331
Grupo de Inversiones Suramericana SA	26,877	150,873
Interconexion Electrica SA ESP	50,013	279,944
		957,134
Czech Republic - 0.0%
CEZ AS	13,910	286,765
Komercni banka AS (A)	6,524	156,865
Moneta Money Bank AS (C)	43,728	109,995
		553,625
Denmark - 2.2%
A.P. Moller - Maersk A/S, Series A	358	508,495
A.P. Moller - Maersk A/S, Series B	717	1,098,632
Ambu A/S, Class B	17,939	527,961
Carlsberg A/S, Class B	11,766	1,653,963
Chr. Hansen Holding A/S	11,586	1,329,813
Coloplast A/S, B Shares	13,046	2,212,881
Danske Bank A/S (A)	75,926	1,174,801
Demant A/S (A)	12,129	361,768
DSV Panalpina A/S	23,253	3,630,075
Genmab A/S (A)	7,151	2,698,613
GN Store Nord A/S	14,076	1,020,114
H Lundbeck A/S	7,646	250,831
Novo Nordisk A/S, B Shares (B)	194,456	12,856,146
Novozymes A/S, B Shares	23,457	1,386,181
Orsted A/S (C)	20,788	2,942,763
Pandora A/S	10,992	802,374
Tryg A/S (B)	13,335	409,207
Vestas Wind Systems A/S	21,871	3,306,723
		38,171,341
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland - 2.0%
Elisa OYJ	29,542	$1,738,710
Fortum OYJ	92,341	1,954,492
Kone OYJ, B Shares	70,671	6,061,350
Neles OYJ	88	1,203
Neste OYJ	87,950	4,708,421
Nokia OYJ	1,175,974	5,732,780
Nordea Bank ABP	437,543	3,527,435
Orion OYJ, Class B	21,846	1,025,809
Sampo OYJ, A Shares	98,070	3,950,605
Stora Enso OYJ, R Shares	121,002	1,784,607
UPM-Kymmene OYJ	110,995	3,368,857
Wartsila OYJ ABP	92,275	790,021
		34,644,290
France - 9.1%
Accor SA (A)	19,889	609,672
Aeroports de Paris (B)	3,108	324,456
Air Liquide SA	49,717	8,244,284
Airbus SE (A)(B)	61,783	5,080,868
Alstom SA (A)	20,179	1,126,457
Amundi SA (A)(C)	6,406	497,488
Arkema SA	7,251	802,763
Atos SE (A)	10,321	894,502
AXA SA (B)	203,931	4,161,008
BioMerieux	4,353	658,273
BNP Paribas SA (A)	118,232	5,151,140
Bollore SA	92,234	346,722
Bouygues SA (A)	23,919	946,427
Bureau Veritas SA (A)	30,805	699,477
Capgemini SE	16,903	2,344,750
Carrefour SA	63,572	1,022,597
Casino Guichard Perrachon SA (A)	4,538	117,648
Cie de Saint-Gobain (A)	54,389	2,198,710
Cie Generale des Etablissements Michelin SCA	17,826	2,018,957
CNP Assurances (A)	18,595	249,307
Covivio	5,028	371,872
Credit Agricole SA (A)	121,444	1,245,113
Danone SA	64,875	4,265,944
Dassault Aviation SA (A)	266	240,944
Dassault Systemes SE	13,800	2,604,009
Edenred	25,553	1,319,037
Eiffage SA (A)	8,749	804,590
Electricite de France SA	65,227	686,128
Engie SA (A)	191,849	2,668,936
EssilorLuxottica SA (A)	29,871	3,998,669
Eurazeo SE (A)	4,117	217,322
Faurecia SE (A)	7,957	348,388
Gecina SA	4,807	660,949
Getlink SE (A)	46,195	706,606
Hermes International	3,326	2,858,457
ICADE	3,102	200,795
Iliad SA (B)	1,553	331,237
Ingenico Group SA (A)	6,362	1,086,269
Ipsen SA	3,956	408,583
JCDecaux SA (A)	8,893	169,828
Kering SA	7,961	4,884,566
Klepierre SA (B)	20,629	339,591
La Francaise des Jeux SAEM (C)	9,028	333,885
Legrand SA	28,032	2,339,826
L'Oreal SA	26,389	8,757,157
LVMH Moet Hennessy Louis Vuitton SE	29,185	13,705,890
Natixis SA (A)	99,777	275,017
Orange SA	209,483	2,340,082

The accompanying notes are an integral part of the financial statements.	36

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Orpea (A)(B)	5,418	$649,840
Pernod Ricard SA	22,308	3,820,893
Peugeot SA (A)	61,788	1,065,258
Publicis Groupe SA	22,740	795,282
Remy Cointreau SA (B)	2,367	389,843
Renault SA (A)	20,182	575,621
Safran SA (A)(B)	33,735	3,895,855
Sanofi	118,579	12,010,676
Sartorius Stedim Biotech	2,902	1,037,200
Schneider Electric SE	58,110	7,186,524
SCOR SE (A)	16,705	447,691
SEB SA	2,373	416,224
Societe Generale SA (A)	85,340	1,381,453
Sodexo SA	9,296	663,574
Suez SA	36,103	623,450
Teleperformance	6,165	1,901,078
Thales SA (B)	11,234	877,303
TOTAL SE	259,725	10,303,793
Ubisoft Entertainment SA (A)	9,499	781,749
Unibail-Rodamco-Westfield (Euronext Amsterdam Exchange)	14,525	675,911
Valeo SA	24,047	738,469
Veolia Environnement SA	56,552	1,364,426
Vinci SA	54,136	5,072,051
Vivendi SA	87,069	2,478,819
Wendel SE	2,811	288,398
Worldline SA (A)(C)	14,400	1,325,432
		156,432,009
Germany - 8.6%
adidas AG (A)	22,405	6,817,759
Allianz SE	49,192	10,674,027
BASF SE	108,115	6,602,176
Bayer AG	115,629	7,690,695
Bayerische Motoren Werke AG	38,991	2,809,666
Beiersdorf AG	11,848	1,369,504
Brenntag AG	18,174	1,138,714
Carl Zeiss Meditec AG, Bearer Shares	4,733	534,220
Commerzbank AG (A)	117,383	681,768
Continental AG	12,933	1,419,004
Covestro AG (C)	20,473	976,027
Daimler AG	100,741	5,165,268
Delivery Hero SE (A)(C)	15,063	1,620,479
Deutsche Bank AG (A)(B)	231,265	2,217,477
Deutsche Boerse AG	22,375	4,233,002
Deutsche Lufthansa AG (A)(B)	28,086	293,838
Deutsche Post AG	116,390	5,305,525
Deutsche Telekom AG	392,224	6,913,725
Deutsche Wohnen SE	40,191	2,144,092
E.ON SE	264,037	3,127,192
Evonik Industries AG	24,706	717,495
Fraport AG Frankfurt Airport Services Worldwide (A)(B)	4,868	222,051
Fresenius Medical Care AG & Company KGaA	25,087	2,131,664
Fresenius SE & Company KGaA	49,209	2,283,496
GEA Group AG	18,048	659,014
Hannover Rueck SE	7,145	1,218,422
HeidelbergCement AG	17,532	1,112,260
Henkel AG & Company KGaA	12,217	1,099,217
HOCHTIEF AG	2,897	256,870
Infineon Technologies AG	147,292	4,095,647
KION Group AG	7,642	646,622
Knorr-Bremse AG	5,672	720,720
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
LANXESS AG	9,799	$573,657
LEG Immobilien AG	8,114	1,192,292
Merck KGaA	15,213	2,067,664
METRO AG	21,103	209,257
MTU Aero Engines AG	6,270	1,164,756
Muenchener Rueckversicherungs-Gesellschaft AG	17,026	4,917,897
Nemetschek SE	6,783	539,268
Puma SE (A)	9,757	808,415
RWE AG	68,719	2,736,352
SAP SE	122,892	20,319,494
Scout24 AG (C)	12,645	1,176,291
Siemens AG	90,037	12,475,990
Siemens Healthineers AG (C)	17,637	803,518
Symrise AG	15,126	2,091,903
TeamViewer AG (A)(B)(C)	15,290	827,902
Telefonica Deutschland Holding AG	121,956	337,413
thyssenkrupp AG (A)(B)	47,559	342,553
Uniper SE	23,662	775,513
United Internet AG	12,047	592,954
Volkswagen AG	3,810	686,489
Vonovia SE	60,594	4,336,442
Wirecard AG (A)	69	50
Zalando SE (A)(C)	17,848	1,563,628
		147,437,334
Hong Kong - 3.1%
AIA Group, Ltd.	1,004,800	10,293,932
Alibaba Health Information Technology, Ltd. (A)	265,100	638,953
Alibaba Pictures Group, Ltd. (A)(B)	865,600	122,611
ASM Pacific Technology, Ltd.	25,400	273,233
Beijing Enterprises Holdings, Ltd.	37,500	119,143
Beijing Enterprises Water Group, Ltd. (A)	364,500	143,206
BOC Hong Kong Holdings, Ltd.	307,500	872,261
Bosideng International Holdings, Ltd.	236,000	67,525
Brilliance China Automotive Holdings, Ltd.	221,500	199,536
Budweiser Brewing Company APAC, Ltd. (C)	142,900	481,439
China Education Group Holdings, Ltd.	44,000	86,298
China Everbright International, Ltd.	269,200	162,348
China Everbright, Ltd.	69,100	106,393
China Gas Holdings, Ltd.	190,400	521,255
China Jinmao Holdings Group, Ltd. (B)	386,900	241,591
China Mengniu Dairy Company, Ltd. (A)	200,900	986,598
China Merchants Port Holdings Company, Ltd.	102,300	116,952
China Mobile, Ltd.	448,400	3,137,866
China Overseas Land & Investment, Ltd.	280,000	809,898
China Overseas Property Holdings, Ltd.	95,000	85,560
China Power International Development, Ltd.	320,000	61,885
China Resources Beer Holdings Company, Ltd.	107,200	696,814
China Resources Cement Holdings, Ltd.	178,000	259,222
China Resources Gas Group, Ltd.	65,100	305,364
China Resources Land, Ltd.	233,700	1,079,603
China Resources Power Holdings Company, Ltd.	141,100	167,364
China State Construction International Holdings, Ltd.	147,500	114,186
China Taiping Insurance Holdings Company, Ltd.	119,400	189,375

The accompanying notes are an integral part of the financial statements.	37

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Traditional Chinese Medicine Holdings Company, Ltd.	202,000	$86,122
China Unicom Hong Kong, Ltd.	447,300	317,118
CK Asset Holdings, Ltd.	215,000	1,166,954
CK Hutchison Holdings, Ltd.	224,500	1,468,261
CK Infrastructure Holdings, Ltd.	55,000	290,693
CLP Holdings, Ltd.	136,500	1,340,165
COSCO SHIPPING Ports, Ltd.	127,700	72,251
Dairy Farm International Holdings, Ltd.	27,900	116,645
Far East Horizon, Ltd.	144,800	128,146
Galaxy Entertainment Group, Ltd.	180,000	1,415,018
Geely Automobile Holdings, Ltd.	429,300	913,671
Guangdong Investment, Ltd.	214,900	335,099
Haier Electronics Group Company, Ltd.	92,700	317,166
Hang Lung Properties, Ltd.	168,000	473,397
Hang Seng Bank, Ltd.	63,400	996,491
Henderson Land Development Company, Ltd.	120,041	471,878
HK Electric Investments & HK Electric Investments, Ltd.	218,000	221,869
HKT Trust & HKT, Ltd.	314,000	448,683
Hong Kong & China Gas Company, Ltd.	884,228	1,285,664
Hong Kong Exchanges & Clearing, Ltd.	99,600	5,021,870
Hongkong Land Holdings, Ltd.	97,000	371,168
Hutchison China MediTech, Ltd., ADR (A)	5,000	166,100
Jardine Matheson Holdings, Ltd.	18,200	764,298
Jardine Strategic Holdings, Ltd.	18,400	369,192
Kerry Properties, Ltd.	54,500	141,555
Kingboard Holdings, Ltd.	48,700	156,551
Kingboard Laminates Holdings, Ltd.	79,000	99,492
Kunlun Energy Company, Ltd.	284,900	211,982
Lee & Man Paper Manufacturing, Ltd.	96,500	57,660
Link REIT (B)	171,200	1,361,939
Melco Resorts & Entertainment, Ltd., ADR	18,200	355,264
MTR Corp., Ltd.	127,500	663,197
New World Development Company, Ltd.	127,250	659,861
Nine Dragons Paper Holdings, Ltd.	119,900	132,827
NWS Holdings, Ltd.	129,000	109,465
PCCW, Ltd.	347,000	217,464
Power Assets Holdings, Ltd.	115,000	658,192
Shanghai Industrial Holdings, Ltd.	32,900	49,430
Shenzhen International Holdings, Ltd.	79,000	126,658
Shenzhen Investment, Ltd.	224,000	75,921
Shimao Group Holdings, Ltd.	88,400	397,290
Sino Biopharmaceutical, Ltd.	757,350	871,543
Sino Land Company, Ltd.	261,000	303,777
SJM Holdings, Ltd.	164,000	224,958
SSY Group, Ltd.	110,000	69,977
Sun Art Retail Group, Ltd.	173,700	225,975
Sun Hung Kai Properties, Ltd.	108,500	1,455,692
Swire Pacific, Ltd., Class A	41,500	225,984
Swire Properties, Ltd.	96,800	262,016
Techtronic Industries Company, Ltd.	114,000	1,443,713
The Bank of East Asia, Ltd.	108,400	244,254
The Wharf Holdings, Ltd.	111,000	216,268
Vinda International Holdings, Ltd.	26,000	88,788
WH Group, Ltd. (C)	795,000	685,215
Wharf Real Estate Investment Company, Ltd.	139,000	577,714
Yuexiu Property Company, Ltd.	504,000	96,116
		53,365,068
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC (A)	40,957	230,136
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hungary (continued)
OTP Bank NYRT (A)	22,370	$753,386
Richter Gedeon NYRT	13,985	340,597
		1,324,119
Indonesia - 0.4%
Ace Hardware Indonesia Tbk PT	564,600	59,889
Adaro Energy Tbk PT	1,196,000	88,949
Astra International Tbk PT	1,678,200	588,863
Bank Central Asia Tbk PT	815,700	1,756,992
Bank Mandiri Persero Tbk PT	1,541,400	630,284
Bank Negara Indonesia Persero Tbk PT	620,300	217,190
Bank Rakyat Indonesia Persero Tbk PT	4,586,500	1,104,943
Barito Pacific Tbk PT (A)	2,211,000	127,367
Charoen Pokphand Indonesia Tbk PT (A)	611,000	264,311
Gudang Garam Tbk PT (A)	40,000	130,423
Hanjaya Mandala Sampoerna Tbk PT	769,700	87,127
Indah Kiat Pulp & Paper Corp. Tbk PT	227,200	144,965
Indocement Tunggal Prakarsa Tbk PT	122,100	99,576
Indofood CBP Sukses Makmur Tbk PT	192,700	135,316
Indofood Sukses Makmur Tbk PT	364,300	190,592
Kalbe Farma Tbk PT	1,744,500	189,053
Perusahaan Gas Negara Tbk PT	904,600	77,926
Semen Indonesia Persero Tbk PT	245,900	178,117
Telekomunikasi Indonesia Persero Tbk PT	4,103,100	807,360
Unilever Indonesia Tbk PT	630,000	355,655
United Tractors Tbk PT	138,800	219,180
XL Axiata Tbk PT	311,100	52,075
		7,506,153
Ireland - 0.7%
AerCap Holdings NV (A)	16,400	484,948
CRH PLC	57,964	2,161,801
DCC PLC	5,746	510,479
Experian PLC	53,048	1,982,017
Flutter Entertainment PLC	16,877	2,836,826
James Hardie Industries PLC, CHESS Depositary Interest	51,246	1,162,711
Kerry Group PLC, Class A	11,718	1,538,794
Kingspan Group PLC	11,104	945,352
Smurfit Kappa Group PLC	16,667	590,197
		12,213,125
Isle of Man - 0.0%
GVC Holdings PLC	34,094	360,470
Israel - 0.4%
Azrieli Group, Ltd.	3,244	175,023
Bank Hapoalim BM	82,227	497,506
Bank Leumi Le-Israel BM	106,250	543,635
Check Point Software Technologies, Ltd. (A)	8,200	1,035,332
CyberArk Software, Ltd. (A)	2,700	298,350
ICL Group, Ltd.	52,105	193,571
Israel Discount Bank, Ltd., Class A	86,752	277,485
Mizrahi Tefahot Bank, Ltd.	10,811	220,184
Nice, Ltd. (A)	4,380	1,005,703
Teva Pharmaceutical Industries, Ltd., ADR (A)	76,000	750,120
Wix.com, Ltd. (A)	3,600	1,060,668
		6,057,577
Italy - 1.2%
Assicurazioni Generali SpA	80,335	1,247,899
Atlantia SpA (A)(B)	35,735	567,358
Davide Campari-Milano NV (B)	41,887	429,449
DiaSorin SpA	1,818	329,093
Enel SpA	587,055	5,315,878

The accompanying notes are an integral part of the financial statements.	38

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Eni SpA	183,507	$1,704,850
Ferrari NV	9,093	1,775,015
FinecoBank Banca Fineco SpA (A)	43,931	665,052
Infrastrutture Wireless Italiane SpA (C)	17,295	168,700
Intesa Sanpaolo SpA (A)	1,073,247	2,310,165
Leonardo SpA	29,888	202,207
Mediobanca Banca di Credito Finanziario SpA	44,857	390,115
Moncler SpA (A)	13,968	541,482
Nexi SpA (A)(C)	27,207	484,208
Pirelli & C. SpA (A)(B)(C)	28,655	123,949
Poste Italiane SpA (C)	37,965	348,376
Prysmian SpA	17,411	486,577
Recordati Industria Chimica e Farmaceutica SpA (B)	7,521	410,257
Snam SpA	146,477	750,141
Telecom Italia SpA	603,308	287,353
Telecom Italia SpA, Savings Shares	435,070	205,720
Terna Rete Elettrica Nazionale SpA	101,061	731,149
UniCredit SpA (A)	152,767	1,502,563
		20,977,556
Japan - 10.1%
ABC-Mart, Inc. (B)	1,600	84,255
Acom Company, Ltd. (B)	19,500	76,159
Advantest Corp.	9,800	469,592
Aeon Company, Ltd. (B)	32,100	796,868
Aeon Mall Company, Ltd.	5,000	66,071
AGC, Inc.	9,500	268,794
Air Water, Inc.	9,100	127,723
Aisin Seiki Company, Ltd.	8,000	274,389
Ajinomoto Company, Inc.	22,900	427,136
Alfresa Holdings Corp.	9,200	184,864
Amada Company, Ltd.	16,400	145,746
ANA Holdings, Inc. (A)	5,600	139,622
Aozora Bank, Ltd.	5,800	103,971
Asahi Group Holdings, Ltd.	19,100	667,520
Asahi Intecc Company, Ltd.	9,600	284,899
Asahi Kasei Corp.	61,900	518,551
Astellas Pharma, Inc.	91,600	1,437,035
Bandai Namco Holdings, Inc.	9,800	608,413
Benesse Holdings, Inc.	3,500	89,189
Bridgestone Corp.	26,300	832,592
Brother Industries, Ltd.	11,000	181,983
Calbee, Inc.	4,300	134,090
Canon, Inc.	49,200	843,862
Casio Computer Company, Ltd. (B)	9,600	154,657
Central Japan Railway Company	7,100	1,064,445
Chubu Electric Power Company, Inc.	31,600	390,461
Chugai Pharmaceutical Company, Ltd.	33,000	1,470,383
Coca-Cola Bottlers Japan Holdings, Inc.	6,000	99,872
Concordia Financial Group, Ltd.	52,600	174,370
Cosmos Pharmaceutical Corp.	1,000	176,114
CyberAgent, Inc.	5,000	266,393
Dai Nippon Printing Company, Ltd.	12,000	254,600
Daicel Corp.	12,400	89,850
Daifuku Company, Ltd.	5,000	440,196
Dai-ichi Life Holdings, Inc.	53,500	810,640
Daiichi Sankyo Company, Ltd.	27,900	2,488,765
Daikin Industries, Ltd.	12,300	2,316,893
Daito Trust Construction Company, Ltd.	3,200	283,612
Daiwa House Industry Company, Ltd.	27,900	746,018
Daiwa House REIT Investment Corp.	96	250,822
Daiwa Securities Group, Inc.	71,500	322,478
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Denso Corp.	21,300	$896,086
Dentsu Group, Inc.	10,600	277,970
Disco Corp.	1,400	326,287
East Japan Railway Company	14,900	969,971
Eisai Company, Ltd.	12,400	1,083,075
Electric Power Development Company, Ltd.	6,700	101,116
ENEOS Holdings, Inc.	150,200	588,614
FamilyMart Company, Ltd.	12,500	277,265
FANUC Corp.	9,500	1,666,608
Fast Retailing Company, Ltd.	2,900	1,729,017
Fuji Electric Company, Ltd.	6,300	196,545
FUJIFILM Holdings Corp.	17,700	841,910
Fujitsu, Ltd.	9,700	1,266,239
Fukuoka Financial Group, Inc.	8,500	140,325
GLP J-REIT (A)(B)	179	276,410
GMO Payment Gateway, Inc.	2,000	211,502
Hakuhodo DY Holdings, Inc.	11,400	141,547
Hamamatsu Photonics KK	6,900	314,278
Hankyu Hanshin Holdings, Inc.	11,200	363,912
Hikari Tsushin, Inc.	1,000	241,402
Hino Motors, Ltd.	14,300	96,155
Hirose Electric Company, Ltd.	1,600	181,078
Hisamitsu Pharmaceutical Company, Inc. (B)	2,500	115,485
Hitachi Construction Machinery Company, Ltd.	5,300	185,963
Hitachi Metals, Ltd.	10,500	157,223
Hitachi, Ltd.	47,700	1,586,907
Honda Motor Company, Ltd.	80,300	2,044,340
Hoshizaki Corp.	2,500	190,978
Hoya Corp.	18,600	1,829,758
Hulic Company, Ltd.	14,900	135,547
Idemitsu Kosan Company, Ltd.	9,597	211,279
Iida Group Holdings Company, Ltd.	7,300	142,484
Inpex Corp.	50,500	320,241
Isetan Mitsukoshi Holdings, Ltd.	16,400	90,216
Isuzu Motors, Ltd.	27,200	268,758
Ito En, Ltd.	2,600	157,295
ITOCHU Corp.	66,400	1,703,976
Itochu Techno-Solutions Corp.	4,700	170,126
Japan Airlines Company, Ltd.	5,600	111,031
Japan Airport Terminal Company, Ltd.	2,500	112,187
Japan Exchange Group, Inc.	25,200	653,475
Japan Post Bank Company, Ltd.	19,400	156,075
Japan Post Holdings Company, Ltd.	78,300	579,135
Japan Post Insurance Company, Ltd.	11,400	182,174
Japan Prime Realty Investment Corp.	38	114,743
Japan Real Estate Investment Corp.	64	358,393
Japan Retail Fund Investment Corp. (B)	129	194,146
Japan Tobacco, Inc.	59,100	1,104,986
JFE Holdings, Inc.	24,000	181,518
JGC Holdings Corp.	10,900	120,100
JSR Corp.	10,100	215,606
JTEKT Corp.	10,000	76,537
Kajima Corp.	22,100	274,938
Kakaku.com, Inc.	6,600	176,258
Kamigumi Company, Ltd.	4,900	101,124
Kansai Paint Company, Ltd.	8,700	206,966
Kao Corp.	23,700	1,805,879
Kawasaki Heavy Industries, Ltd.	7,200	101,753
KDDI Corp.	81,200	2,360,310
Keihan Holdings Company, Ltd.	4,700	202,658
Keikyu Corp.	10,800	161,191

The accompanying notes are an integral part of the financial statements.	39

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Keio Corp.	5,000	$302,380
Keisei Electric Railway Company, Ltd.	6,300	185,165
Keyence Corp.	9,000	3,706,685
Kikkoman Corp.	7,200	391,067
Kintetsu Group Holdings Company, Ltd.	8,400	369,541
Kirin Holdings Company, Ltd.	40,500	796,168
Kobayashi Pharmaceutical Company, Ltd.	2,400	213,995
Kobe Bussan Company, Ltd.	3,000	177,456
Koito Manufacturing Company, Ltd.	5,100	246,470
Komatsu, Ltd.	43,100	938,395
Konami Holdings Corp.	4,600	177,120
Kose Corp.	1,600	187,757
Kubota Corp.	51,100	922,718
Kuraray Company, Ltd. (B)	15,800	161,431
Kurita Water Industries, Ltd.	4,900	153,462
Kyocera Corp.	15,800	906,631
Kyowa Kirin Company, Ltd.	13,300	343,711
Kyushu Electric Power Company, Inc.	18,500	164,052
Kyushu Railway Company	7,300	161,012
Lasertec Corp.	3,700	279,702
Lawson, Inc. (B)	2,400	118,628
LINE Corp. (A)	2,900	147,797
Lion Corp.	11,000	233,330
LIXIL Group Corp.	13,100	240,535
M3, Inc.	21,700	1,257,050
Makita Corp.	11,000	508,199
Marubeni Corp.	81,000	487,745
Marui Group Company, Ltd.	9,300	169,694
Maruichi Steel Tube, Ltd.	2,700	72,387
Mazda Motor Corp.	27,900	177,581
McDonald's Holdings Company Japan, Ltd.	3,300	161,928
Mebuki Financial Group, Inc.	46,500	112,730
Medipal Holdings Corp.	9,000	171,991
MEIJI Holdings Company, Ltd.	5,600	452,798
Mercari, Inc. (A)	4,200	190,437
MINEBEA MITSUMI, Inc.	17,900	309,988
MISUMI Group, Inc.	13,900	364,386
Mitsubishi Chemical Holdings Corp.	63,100	368,484
Mitsubishi Corp.	66,500	1,574,038
Mitsubishi Electric Corp.	89,900	1,238,461
Mitsubishi Estate Company, Ltd.	58,200	910,813
Mitsubishi Gas Chemical Company, Inc.	7,900	141,070
Mitsubishi Heavy Industries, Ltd.	15,800	392,258
Mitsubishi Materials Corp.	5,400	113,277
Mitsubishi Motors Corp.	32,100	76,684
Mitsubishi UFJ Financial Group, Inc.	601,200	2,508,431
Mitsubishi UFJ Lease & Finance Company, Ltd.	19,900	93,929
Mitsui & Company, Ltd.	81,600	1,471,698
Mitsui Chemicals, Inc.	9,100	213,441
Mitsui Fudosan Company, Ltd.	45,800	828,523
Miura Company, Ltd.	4,300	176,367
Mizuho Financial Group, Inc.	1,186,600	1,606,310
MonotaRO Company, Ltd.	6,100	241,321
MS&AD Insurance Group Holdings, Inc.	22,200	615,795
Murata Manufacturing Company, Ltd.	28,300	1,673,695
Nabtesco Corp.	5,600	176,903
Nagoya Railroad Company, Ltd.	9,100	254,066
NEC Corp.	12,200	644,174
Nexon Company, Ltd.	23,800	556,906
NGK Insulators, Ltd.	13,000	184,720
NGK Spark Plug Company, Ltd.	7,700	131,610
NH Foods, Ltd.	4,100	185,731
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nidec Corp.	22,000	$1,846,467
Nihon M&A Center, Inc.	7,400	368,326
Nikon Corp. (B)	14,800	115,909
Nintendo Company, Ltd.	5,500	2,960,694
Nippon Building Fund, Inc.	62	373,340
Nippon Express Company, Ltd.	3,600	212,600
Nippon Paint Holdings Company, Ltd.	7,200	618,465
Nippon Prologis REIT, Inc.	103	337,353
Nippon Shinyaku Company, Ltd.	2,200	181,780
Nippon Steel Corp.	39,600	389,849
Nippon Telegraph & Telephone Corp.	63,300	1,440,431
Nippon Yusen KK	7,500	117,135
Nissan Chemical Corp.	6,100	322,842
Nissan Motor Company, Ltd.	114,100	459,845
Nisshin Seifun Group, Inc.	9,700	160,186
Nissin Foods Holdings Company, Ltd.	3,100	310,381
Nitori Holdings Company, Ltd.	3,900	816,762
Nitto Denko Corp.	7,800	473,605
Nomura Holdings, Inc.	155,600	799,227
Nomura Real Estate Holdings, Inc.	5,700	108,742
Nomura Real Estate Master Fund, Inc. (B)	208	266,606
Nomura Research Institute, Ltd.	15,700	417,447
NSK, Ltd.	17,700	135,660
NTT Data Corp.	31,100	355,316
NTT DOCOMO, Inc.	57,400	1,600,598
Obayashi Corp.	32,100	313,759
Obic Company, Ltd.	3,400	601,928
Odakyu Electric Railway Company, Ltd.	14,400	356,622
Oji Holdings Corp.	42,400	191,540
Olympus Corp.	57,400	1,136,202
Omron Corp.	9,100	666,511
Ono Pharmaceutical Company, Ltd.	18,200	549,805
Oracle Corp. Japan	1,900	222,669
Oriental Land Company, Ltd.	9,800	1,330,155
ORIX Corp.	65,500	814,239
Orix JREIT, Inc.	129	191,647
Osaka Gas Company, Ltd.	18,300	358,415
Otsuka Corp.	5,100	250,288
Otsuka Holdings Company, Ltd.	19,200	842,659
Pan Pacific International Holdings Corp.	20,200	475,533
Panasonic Corp.	108,800	1,002,609
Park24 Company, Ltd.	5,300	95,443
PeptiDream, Inc. (A)	4,600	186,761
Persol Holdings Company, Ltd.	8,700	135,342
Pigeon Corp.	5,700	260,447
Pola Orbis Holdings, Inc.	4,400	79,743
Rakuten, Inc.	42,300	372,762
Recruit Holdings Company, Ltd.	62,600	2,372,572
Renesas Electronics Corp. (A)	38,000	239,168
Resona Holdings, Inc.	103,600	380,814
Ricoh Company, Ltd.	33,100	247,097
Rinnai Corp.	1,800	166,508
Rohm Company, Ltd.	4,400	283,450
Ryohin Keikaku Company, Ltd.	11,700	182,897
Santen Pharmaceutical Company, Ltd.	17,700	337,793
SBI Holdings, Inc.	11,700	265,998
SCSK Corp.	2,600	140,801
Secom Company, Ltd.	10,300	974,766
Sega Sammy Holdings, Inc.	8,500	98,425
Seibu Holdings, Inc.	10,500	115,345
Seiko Epson Corp.	13,800	164,532
Sekisui Chemical Company, Ltd.	17,900	286,371
Sekisui House, Ltd.	30,700	606,486
Seven & i Holdings Company, Ltd.	37,100	1,196,916

The accompanying notes are an integral part of the financial statements.	40

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Seven Bank, Ltd.	29,100	$73,064
SG Holdings Company, Ltd.	7,900	363,544
Sharp Corp.	10,500	130,177
Shimadzu Corp.	10,900	325,636
Shimamura Company, Ltd.	1,100	90,799
Shimano, Inc.	3,600	762,354
Shimizu Corp.	27,200	208,933
Shin-Etsu Chemical Company, Ltd.	17,400	2,114,526
Shinsei Bank, Ltd.	7,800	91,011
Shionogi & Company, Ltd.	13,300	738,522
Shiseido Company, Ltd.	19,700	1,145,681
Showa Denko KK	6,700	130,429
SMC Corp.	2,800	1,538,652
Softbank Corp.	94,100	1,236,504
SoftBank Group Corp.	77,100	4,769,120
Sohgo Security Services Company, Ltd.	3,500	163,520
Sompo Holdings, Inc.	16,700	627,249
Sony Corp.	62,700	4,909,686
Square Enix Holdings Company, Ltd.	4,500	296,519
Stanley Electric Company, Ltd.	6,500	185,594
Subaru Corp.	30,300	629,651
SUMCO Corp.	13,000	176,523
Sumitomo Chemical Company, Ltd.	73,800	239,363
Sumitomo Corp.	58,500	761,752
Sumitomo Dainippon Pharma Company, Ltd.	8,800	111,249
Sumitomo Electric Industries, Ltd.	37,200	436,743
Sumitomo Heavy Industries, Ltd.	5,500	125,193
Sumitomo Metal Mining Company, Ltd.	11,500	350,813
Sumitomo Mitsui Financial Group, Inc.	64,100	1,884,872
Sumitomo Mitsui Trust Holdings, Inc.	16,600	478,839
Sumitomo Realty & Development Company, Ltd.	15,200	448,292
Sumitomo Rubber Industries, Ltd.	8,300	79,788
Sundrug Company, Ltd.	3,500	130,249
Suntory Beverage & Food, Ltd.	6,800	262,439
Suzuken Company, Ltd.	3,300	122,587
Suzuki Motor Corp.	18,100	740,978
Sysmex Corp.	8,200	716,231
T&D Holdings, Inc.	27,200	284,703
Taiheiyo Cement Corp.	6,000	152,126
Taisei Corp.	9,400	324,449
Taisho Pharmaceutical Holdings Company, Ltd.	1,700	104,609
Taiyo Nippon Sanso Corp.	7,500	131,730
Takeda Pharmaceutical Company, Ltd.	77,596	2,893,339
TDK Corp.	6,400	663,632
Teijin, Ltd.	8,800	137,981
Terumo Corp.	31,800	1,293,642
The Bank of Kyoto, Ltd.	2,800	119,200
The Chiba Bank, Ltd.	26,400	136,741
The Chugoku Electric Power Company, Inc.	14,200	173,197
The Kansai Electric Power Company, Inc.	34,600	340,772
The Shizuoka Bank, Ltd.	20,800	144,442
The Yokohama Rubber Company, Ltd.	5,800	91,054
THK Company, Ltd.	5,900	138,224
TIS, Inc.	11,000	219,547
Tobu Railway Company, Ltd.	9,400	293,760
Toho Company, Ltd.	5,500	208,983
Toho Gas Company, Ltd.	3,600	159,039
Tohoku Electric Power Company, Inc.	20,800	211,049
Tokio Marine Holdings, Inc.	31,600	1,458,438
Tokyo Century Corp.	2,100	107,763
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyo Electric Power Company Holdings, Inc. (A)	71,200	$209,621
Tokyo Electron, Ltd.	7,400	1,898,161
Tokyo Gas Company, Ltd.	18,500	411,931
Tokyu Corp.	24,500	327,617
Tokyu Fudosan Holdings Corp.	30,300	129,940
Toppan Printing Company, Ltd.	13,000	201,757
Toray Industries, Inc.	68,400	324,492
Toshiba Corp.	19,000	547,485
Tosoh Corp.	13,000	192,322
TOTO, Ltd.	6,900	302,843
Toyo Suisan Kaisha, Ltd.	4,400	250,172
Toyoda Gosei Company, Ltd.	3,200	69,514
Toyota Industries Corp.	7,200	418,232
Toyota Motor Corp.	104,400	6,895,038
Toyota Tsusho Corp.	10,500	305,147
Trend Micro, Inc.	6,600	408,442
Tsuruha Holdings, Inc.	1,800	240,910
Unicharm Corp.	19,900	866,818
United Urban Investment Corp.	145	161,160
USS Company, Ltd.	10,700	180,664
Welcia Holdings Company, Ltd.	4,600	197,061
West Japan Railway Company	8,000	420,696
Yakult Honsha Company, Ltd.	5,900	336,751
Yamada Denki Company, Ltd.	35,600	191,127
Yamaha Corp.	6,600	321,599
Yamaha Motor Company, Ltd.	13,800	216,677
Yamato Holdings Company, Ltd.	15,200	397,570
Yamazaki Baking Company, Ltd.	5,900	96,221
Yaskawa Electric Corp. (B)	11,800	423,742
Yokogawa Electric Corp.	11,300	184,592
Z Holdings Corp.	130,500	868,651
ZOZO, Inc.	5,300	149,498
		173,170,328
Jordan - 0.0%
Hikma Pharmaceuticals PLC	10,095	318,552
Luxembourg - 0.2%
ArcelorMittal SA (A)(B)	75,297	948,492
Aroundtown SA (A)	135,531	742,439
Eurofins Scientific SE (A)	1,386	1,115,272
Reinet Investments SCA	11,389	216,187
SES SA	40,266	286,169
Tenaris SA	33,996	199,178
		3,507,737
Macau - 0.1%
Sands China, Ltd.	201,200	885,698
Wynn Macau, Ltd.	128,800	241,770
		1,127,468
Malaysia - 0.5%
AMMB Holdings BHD	133,700	93,687
Axiata Group BHD	221,000	159,428
Carlsberg Brewery Malaysia BHD	12,200	63,869
CIMB Group Holdings BHD	518,400	410,391
Dialog Group BHD	317,000	272,717
DiGi.Com BHD	248,000	234,834
Fraser & Neave Holdings BHD	11,700	85,923
Gamuda BHD	141,600	115,486
Genting BHD	172,400	145,265
Genting Malaysia BHD	239,300	130,997
Genting Plantations BHD	21,800	51,705
HAP Seng Consolidated BHD	50,300	86,846
Hartalega Holdings BHD	135,900	539,764

The accompanying notes are an integral part of the financial statements.	41

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Hong Leong Bank BHD	52,600	$176,840
Hong Leong Financial Group BHD	18,600	55,169
IHH Healthcare BHD	176,600	227,210
IJM Corp. BHD	220,300	63,378
IOI Corp. BHD	202,500	216,456
Kuala Lumpur Kepong BHD	34,900	188,472
Malayan Banking BHD	315,500	554,763
Malaysia Airports Holdings BHD	86,300	105,592
Maxis BHD	188,100	225,578
MISC BHD	107,600	196,249
Nestle Malaysia BHD	5,500	183,558
Petronas Chemicals Group BHD	193,100	252,832
Petronas Dagangan BHD	23,700	116,964
Petronas Gas BHD	63,400	251,062
PPB Group BHD	51,700	222,922
Press Metal Aluminium Holdings BHD	113,700	142,083
Public Bank BHD	234,300	923,115
QL Resources BHD	58,700	134,937
RHB Bank BHD	127,900	140,421
Sime Darby BHD	220,100	115,502
Sime Darby Plantation BHD	166,200	203,440
Telekom Malaysia BHD	90,900	90,413
Tenaga Nasional BHD	182,800	475,860
Top Glove Corp. BHD	123,600	780,664
Westports Holdings BHD	67,400	58,828
YTL Corp. BHD	263,478	42,290
		8,535,510
Mexico - 0.5%
Alfa SAB de CV, Class A (B)	229,800	147,865
America Movil SAB de CV, Series L	2,564,500	1,558,717
Arca Continental SAB de CV	33,700	153,192
Becle SAB de CV	42,200	80,882
Cemex SAB de CV	1,154,348	370,328
Coca-Cola Femsa SAB de CV (B)	40,300	167,686
Fibra Uno Administracion SA de CV	239,500	187,380
Fomento Economico Mexicano SAB de CV (B)	148,400	863,056
Gruma SAB de CV, Class B	17,255	203,840
Grupo Aeroportuario del Pacifico SAB de CV, B Shares (B)	29,000	225,538
Grupo Aeroportuario del Sureste SAB de CV, B Shares (A)(B)	15,820	179,665
Grupo Bimbo SAB de CV, Series A	122,700	227,490
Grupo Carso SAB de CV, Series A1	34,700	69,140
Grupo Financiero Banorte SAB de CV, Series O (A)	197,500	678,731
Grupo Financiero Inbursa SAB de CV, Series O (A)(B)	175,200	128,105
Grupo Mexico SAB de CV, Series B	237,300	633,321
Grupo Televisa SAB (A)	183,700	224,147
Industrias Penoles SAB de CV	10,455	172,965
Infraestructura Energetica Nova SAB de CV (B)	40,400	117,441
Kimberly-Clark de Mexico SAB de CV, Class A	116,000	185,064
Megacable Holdings SAB de CV (B)	22,900	66,140
Orbia Advance Corp. SAB de CV	80,035	128,600
Promotora y Operadora de Infraestructura SAB de CV (A)	17,420	128,982
Wal-Mart de Mexico SAB de CV	399,200	955,949
		7,854,224
Netherlands - 4.2%
ABN AMRO Bank NV (C)	52,243	496,188
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Adyen NV (A)(C)	2,236	$3,769,105
Aegon NV	223,143	617,873
Akzo Nobel NV	24,741	2,442,016
Altice Europe NV (A)(B)	77,148	340,608
ASML Holding NV	52,730	19,705,462
EXOR NV	7,860	463,569
Heineken Holding NV	14,255	1,166,372
Heineken NV	32,104	2,969,055
ING Groep NV	482,595	3,938,959
Just Eat Takeaway.com NV (A)(C)	15,032	1,672,723
Koninklijke Ahold Delhaize NV	136,300	4,100,681
Koninklijke DSM NV	21,353	3,419,698
Koninklijke KPN NV	442,137	1,160,249
Koninklijke Philips NV (A)	115,708	5,475,417
Koninklijke Vopak NV	8,689	477,078
NN Group NV	36,356	1,366,705
Prosus NV (A)	60,375	6,051,498
QIAGEN NV (A)	27,155	1,379,450
Randstad NV	14,738	767,013
Royal Dutch Shell PLC, A Shares	240,730	3,543,476
Royal Dutch Shell PLC, B Shares	217,542	3,060,548
Wolters Kluwer NV (B)	33,792	2,772,053
		71,155,796
New Zealand - 0.6%
a2 Milk Company, Ltd. (A)	174,945	2,183,417
Auckland International Airport, Ltd.	289,068	1,286,562
Fisher & Paykel Healthcare Corp., Ltd.	136,601	3,383,173
Mercury NZ, Ltd.	162,174	565,834
Meridian Energy, Ltd.	304,747	1,039,156
Ryman Healthcare, Ltd.	95,204	858,273
Spark New Zealand, Ltd.	437,020	1,418,796
		10,735,211
Norway - 0.4%
DNB ASA	76,330	1,222,741
Equinor ASA (B)	80,487	1,302,417
Gjensidige Forsikring ASA (A)	16,209	345,057
Mowi ASA	35,303	690,618
Norsk Hydro ASA (A)	108,064	344,684
Orkla ASA	60,449	614,859
Schibsted ASA, B Shares (A)	7,871	311,259
Telenor ASA	57,887	942,097
Yara International ASA	14,194	594,677
		6,368,409
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR (B)	22,900	322,432
Credicorp, Ltd.	7,253	946,371
Southern Copper Corp.	9,100	437,710
		1,706,513
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	165,230	163,660
Aboitiz Power Corp.	122,800	67,535
Ayala Corp.	23,630	357,352
Ayala Land, Inc.	679,080	402,663
Bank of the Philippine Islands	75,830	104,934
BDO Unibank, Inc.	164,850	292,366
Globe Telecom, Inc.	2,785	119,826
GT Capital Holdings, Inc.	8,113	66,891
International Container Terminal Services, Inc.	83,630	180,800
JG Summit Holdings, Inc.	240,490	317,497
Jollibee Foods Corp.	36,730	102,201

The accompanying notes are an integral part of the financial statements.	42

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Manila Electric Company	18,800	$104,263
Megaworld Corp. (A)	949,500	56,936
Metro Pacific Investments Corp.	1,188,700	82,374
Metropolitan Bank & Trust Company	151,559	104,681
PLDT, Inc.	7,245	219,066
Puregold Price Club, Inc.	84,800	94,365
Robinsons Land Corp.	174,100	52,477
SM Investments Corp.	20,225	354,679
SM Prime Holdings, Inc.	847,100	510,078
Universal Robina Corp.	73,870	209,491
		3,964,135
Poland - 0.3%
Bank Polska Kasa Opieki SA (A)	19,395	274,944
CD Projekt SA (A)	7,093	843,415
Cyfrowy Polsat SA (A)	30,255	236,180
Dino Polska SA (A)(C)	5,160	312,905
Grupa Lotos SA	9,694	106,250
KGHM Polska Miedz SA (A)	14,795	548,767
LPP SA (A)	137	267,038
mBank SA (A)	1,568	79,799
Orange Polska SA (A)	69,062	135,247
PGE Polska Grupa Energetyczna SA (A)	88,801	145,129
Polski Koncern Naftowy ORLEN SA	31,548	433,951
Polskie Gornictwo Naftowe i Gazownictwo SA	182,945	254,364
Powszechna Kasa Oszczednosci Bank Polski SA (A)	92,243	538,974
Powszechny Zaklad Ubezpieczen SA (A)	64,242	473,675
Santander Bank Polska SA (A)	3,736	153,462
		4,804,100
Portugal - 0.1%
EDP - Energias de Portugal SA	206,048	1,047,456
Galp Energia SGPS SA	40,302	432,768
Jeronimo Martins SGPS SA	20,133	331,329
		1,811,553
Romania - 0.0%
NEPI Rockcastle PLC	29,994	140,113
Singapore - 0.3%
Ascendas Real Estate Investment Trust	93,600	228,046
BOC Aviation, Ltd. (C)	15,300	113,645
CapitaLand Commercial Trust	81,800	100,857
CapitaLand Mall Trust	78,500	112,908
CapitaLand, Ltd.	78,700	160,015
City Developments, Ltd.	14,000	82,497
DBS Group Holdings, Ltd.	54,600	836,743
Genting Singapore, Ltd.	186,500	95,801
Jardine Cycle & Carriage, Ltd.	3,000	41,748
Keppel Corp., Ltd.	44,700	150,322
Mapletree Commercial Trust	65,100	91,714
Mapletree Logistics Trust	80,700	122,617
Oversea-Chinese Banking Corp., Ltd.	101,600	646,673
Singapore Airlines, Ltd.	41,100	110,033
Singapore Exchange, Ltd.	24,600	155,559
Singapore Technologies Engineering, Ltd.	48,600	121,257
Singapore Telecommunications, Ltd.	248,960	420,244
Suntec Real Estate Investment Trust	59,000	60,604
United Overseas Bank, Ltd.	35,900	514,763
UOL Group, Ltd.	14,300	68,969
Venture Corp., Ltd.	8,400	122,424
Wilmar International, Ltd.	58,800	188,122
		4,545,561
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa - 1.0%
Absa Group, Ltd.	54,999	$249,112
Anglo American Platinum, Ltd.	4,137	308,136
AngloGold Ashanti, Ltd.	31,973	947,980
Aspen Pharmacare Holdings, Ltd. (A)	29,925	238,979
Bid Corp., Ltd.	25,815	424,966
Capitec Bank Holdings, Ltd.	5,403	265,189
Clicks Group, Ltd.	19,309	261,332
Discovery, Ltd.	30,845	219,520
Exxaro Resources, Ltd.	19,362	156,129
FirstRand, Ltd.	367,694	818,126
Gold Fields, Ltd.	67,915	888,804
Growthpoint Properties, Ltd.	232,490	167,464
Impala Platinum Holdings, Ltd.	61,561	567,426
Kumba Iron Ore, Ltd.	4,961	155,466
Life Healthcare Group Holdings, Ltd.	106,562	103,735
Momentum Metropolitan Holdings	77,730	69,243
Mr. Price Group, Ltd.	19,694	134,210
MTN Group, Ltd.	130,738	471,671
MultiChoice Group (A)	34,033	193,617
Naspers, Ltd., N Shares	34,271	6,248,794
Nedbank Group, Ltd.	28,828	162,595
Northam Platinum, Ltd. (A)	27,372	258,419
Old Mutual, Ltd.	366,208	241,144
Pepkor Holdings, Ltd. (C)	66,808	37,942
Pick n Pay Stores, Ltd.	26,389	64,879
PSG Group, Ltd.	13,391	35,225
Rand Merchant Investment Holdings, Ltd.	60,259	106,514
Remgro, Ltd.	40,766	210,067
RMB Holdings, Ltd.	14,796	1,069
Sanlam, Ltd.	144,944	467,126
Sasol, Ltd. (A)	43,450	354,286
Shoprite Holdings, Ltd.	38,618	251,917
Sibanye Stillwater, Ltd. (A)	175,070	535,910
Standard Bank Group, Ltd.	99,514	617,947
The Bidvest Group, Ltd.	22,205	177,464
The SPAR Group, Ltd.	14,743	140,421
Tiger Brands, Ltd.	12,420	126,039
Vodacom Group, Ltd.	49,481	372,455
Woolworths Holdings, Ltd.	76,175	142,356
		17,193,674
South Korea - 3.0%
Amorepacific Corp.	2,419	341,429
AMOREPACIFIC Group	2,199	94,227
BGF retail Company, Ltd.	592	63,485
BNK Financial Group, Inc.	21,854	93,276
Celltrion Healthcare Company, Ltd. (A)	5,127	431,708
Celltrion Pharm, Inc. (A)	1,223	113,990
Celltrion, Inc. (A)	7,100	1,772,164
Cheil Worldwide, Inc.	5,342	81,913
CJ CheilJedang Corp.	633	216,525
CJ Corp.	1,241	84,501
CJ ENM Company, Ltd.	825	82,195
CJ Logistics Corp. (A)	690	87,876
Coway Company, Ltd.	3,625	243,267
Daelim Industrial Company, Ltd.	2,137	156,027
Daewoo Engineering & Construction Company, Ltd. (A)	15,279	37,804
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	2,869	53,323
DB Insurance Company, Ltd.	3,799	139,424
Doosan Bobcat, Inc.	3,868	85,415
Douzone Bizon Company, Ltd.	1,458	123,666
E-MART, Inc.	1,488	150,150

The accompanying notes are an integral part of the financial statements.	43

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Fila Holdings Corp.	3,712	$108,054
GS Engineering & Construction Corp.	4,659	96,673
GS Holdings Corp.	3,898	106,441
GS Retail Company, Ltd.	2,066	57,221
Hana Financial Group, Inc.	22,703	537,317
Hankook Tire & Technology Company, Ltd.	5,706	141,370
Hanmi Pharm Company, Ltd.	496	127,742
Hanon Systems	14,012	151,313
Helixmith Company, Ltd. (A)	1,815	75,191
HLB, Inc. (A)	3,337	243,341
Hotel Shilla Company, Ltd.	2,378	140,406
Hyundai Department Store Company, Ltd.	1,087	49,039
Hyundai Engineering & Construction Company, Ltd.	5,994	162,396
Hyundai Glovis Company, Ltd.	1,436	175,566
Hyundai Heavy Industries Holdings Company, Ltd.	746	141,653
Hyundai Marine & Fire Insurance Company, Ltd.	4,825	89,626
Hyundai Mobis Company, Ltd.	5,037	942,650
Hyundai Motor Company	11,276	1,660,679
Hyundai Steel Company	6,704	141,259
Industrial Bank of Korea	20,639	140,213
Kakao Corp.	4,236	1,447,364
Kangwon Land, Inc.	8,174	141,800
KB Financial Group, Inc.	29,823	925,277
Kia Motors Corp.	19,904	707,912
KMW Company, Ltd. (A)	1,953	125,374
Korea Aerospace Industries, Ltd.	5,759	108,554
Korea Electric Power Corp. (A)	19,385	333,961
Korea Gas Corp.	2,214	43,896
Korea Investment Holdings Company, Ltd.	3,284	167,895
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	2,955	213,725
Korea Zinc Company, Ltd.	648	217,065
Korean Air Lines Company, Ltd. (A)	6,094	90,220
KT&G Corp.	8,808	615,872
Kumho Petrochemical Company, Ltd.	1,416	119,506
LG Chem, Ltd.	3,457	2,150,228
LG Corp.	7,225	502,156
LG Display Company, Ltd. (A)	17,624	216,137
LG Electronics, Inc.	8,056	569,860
LG Household & Health Care, Ltd.	706	874,259
LG Innotek Company, Ltd.	1,081	131,519
LG Uplus Corp.	16,238	163,113
Lotte Chemical Corp.	1,305	207,807
Lotte Corp.	2,020	50,907
Lotte Shopping Company, Ltd.	881	56,216
Medytox, Inc.	25	5,246
Meritz Securities Company, Ltd.	21,768	58,606
Mirae Asset Daewoo Company, Ltd.	23,798	185,842
NAVER Corp.	9,268	2,509,581
NCSoft Corp.	1,239	859,582
Netmarble Corp. (A)(C)	1,613	225,800
NH Investment & Securities Company, Ltd.	9,319	70,135
Orion Corp.	1,788	211,305
Ottogi Corp.	98	49,641
Pan Ocean Company, Ltd. (A)	21,136	60,274
Pearl Abyss Corp. (A)	439	67,182
POSCO	5,601	867,013
POSCO Chemical Company, Ltd.	1,626	121,459
Posco International Corp.	3,975	45,412
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
S-1 Corp.	1,279	$93,848
Samsung Biologics Company, Ltd. (A)(C)	1,246	814,055
Samsung C&T Corp.	6,449	585,300
Samsung Card Company, Ltd.	2,273	54,988
Samsung Electro-Mechanics Company, Ltd.	4,234	442,450
Samsung Electronics Company, Ltd.	359,179	16,308,935
Samsung Engineering Company, Ltd. (A)	11,972	113,521
Samsung Fire & Marine Insurance Company, Ltd.	2,343	368,555
Samsung Heavy Industries Company, Ltd. (A)	35,806	155,050
Samsung Life Insurance Company, Ltd.	5,474	281,474
Samsung SDI Company, Ltd.	4,144	1,573,461
Samsung SDS Company, Ltd.	2,629	347,906
Samsung Securities Company, Ltd.	5,026	127,283
Shinhan Financial Group Company, Ltd.	34,576	860,561
Shinsegae, Inc.	559	95,322
SK Holdings Company, Ltd.	2,656	477,292
SK Hynix, Inc.	41,105	2,597,671
SK Innovation Company, Ltd.	4,185	509,107
SK Telecom Company, Ltd.	1,526	318,174
S-Oil Corp.	3,385	160,534
Woori Financial Group, Inc.	40,885	290,516
Yuhan Corp.	3,564	200,811
		52,035,030
Spain - 2.2%
ACS Actividades de Construccion y Servicios SA	32,573	797,061
Aena SME SA (A)(C)	8,091	1,207,951
Amadeus IT Group SA	51,716	2,905,252
Banco Bilbao Vizcaya Argentaria SA	799,033	2,339,963
Banco Santander SA	1,991,932	4,434,883
Bankinter SA	80,608	433,654
CaixaBank SA	429,297	943,103
Cellnex Telecom SA (A)(C)	30,030	1,929,244
Enagas SA	29,790	729,487
Endesa SA	38,064	1,056,643
Ferrovial SA	58,118	1,552,916
Grifols SA (B)	35,754	969,316
Iberdrola SA	696,458	8,787,097
Industria de Diseno Textil SA	130,814	3,678,117
Mapfre SA	132,225	250,678
Naturgy Energy Group SA	35,328	681,998
Red Electrica Corp. SA	51,809	991,525
Repsol SA	178,383	1,409,078
Siemens Gamesa Renewable Energy SA	28,582	766,920
Telefonica SA	583,663	2,299,659
		38,164,545
Sweden - 3.4%
Alfa Laval AB (A)	42,535	1,039,698
Assa Abloy AB, B Shares	135,422	3,137,227
Atlas Copco AB, A Shares	90,760	4,200,729
Atlas Copco AB, B Shares	52,737	2,119,014
Boliden AB	36,939	1,103,622
Electrolux AB, Series B (B)	30,508	662,294
Epiroc AB, A Shares	89,081	1,328,735
Epiroc AB, B Shares	52,714	757,643
EQT AB	32,247	598,635
Essity AB, B Shares (A)	81,977	2,823,184
Evolution Gaming Group AB (B)(C)	17,180	1,285,923
Hennes & Mauritz AB, B Shares (B)	108,591	1,738,189
Hexagon AB, B Shares (A)	38,041	2,762,538

The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Husqvarna AB, B Shares	56,511	$615,313
ICA Gruppen AB	13,562	665,573
Industrivarden AB, C Shares (A)(B)	21,505	568,302
Investment AB Latour, B Shares (B)	20,041	448,616
Investor AB, B Shares	61,615	3,941,233
Kinnevik AB, B Shares (A)	32,763	1,270,796
Kinnevik AB, B Shares, Redemption Shares (A)	32,763	26,325
L E Lundbergforetagen AB, B Shares (A)(B)	10,307	471,910
Lundin Energy AB (B)	25,073	613,678
Nibe Industrier AB, B Shares (A)	42,150	1,187,500
Sandvik AB (A)	152,625	3,005,307
Securitas AB, B Shares (A)(B)	42,304	602,240
Skandinaviska Enskilda Banken AB, A Shares (A)	219,742	2,179,035
Skanska AB, B Shares (A)	45,955	934,624
SKF AB, B Shares	51,494	1,029,955
Svenska Cellulosa AB SCA, B Shares (A)	81,937	1,058,036
Svenska Handelsbanken AB, A Shares (A)	209,992	2,112,512
Swedbank AB, A Shares (A)(B)	122,137	2,075,514
Swedish Match AB	22,953	1,743,280
Tele2 AB, B Shares	67,385	956,473
Telefonaktiebolaget LM Ericsson, B Shares	394,482	4,599,627
Telia Company AB	341,087	1,314,945
Volvo AB, B Shares (A)	201,088	3,851,729
		58,829,954
Switzerland - 6.9%
ABB, Ltd.	146,774	3,742,617
Adecco Group AG	12,329	645,515
Alcon, Inc. (A)	39,171	2,228,710
Baloise Holding AG	3,749	584,046
Banque Cantonale Vaudoise	2,395	255,774
Barry Callebaut AG	239	529,864
Chocoladefabriken Lindt & Spruengli AG	8	706,988
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	86	733,171
Cie Financiere Richemont SA (B)	41,556	2,766,777
Clariant AG	15,903	332,072
Coca-Cola HBC AG (A)	11,660	309,729
Credit Suisse Group AG	194,025	2,134,923
EMS-Chemie Holding AG	649	586,537
Geberit AG	2,943	1,694,015
Givaudan SA	735	3,089,259
Glencore PLC (A)	583,745	1,435,334
Julius Baer Group, Ltd.	17,885	857,525
Kuehne + Nagel International AG (A)	4,282	830,239
LafargeHolcim, Ltd. (A)	41,728	1,981,003
Logitech International SA	13,067	967,801
Lonza Group AG	5,929	3,684,360
Nestle SA	236,960	28,541,154
Novartis AG	171,058	14,742,981
Partners Group Holding AG (B)	1,490	1,517,877
Roche Holding AG	55,937	19,567,827
Schindler Holding AG	1,576	415,062
Schindler Holding AG, Participation Certificates	3,255	870,281
SGS SA	480	1,243,879
Sika AG (B)	11,290	2,699,522
Sonova Holding AG (A)	4,359	1,019,168
STMicroelectronics NV	67,083	2,028,922
Straumann Holding AG	822	811,257
Swiss Life Holding AG	2,569	1,038,585
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Swiss Prime Site AG	6,028	$543,389
Swiss Re AG	23,604	1,900,274
Swisscom AG	2,056	1,138,400
Temenos AG	5,206	841,017
The Swatch Group AG	4,073	161,075
The Swatch Group AG, Bearer Shares	2,321	491,154
UBS Group AG	292,367	3,556,750
Vifor Pharma AG	3,621	535,220
Zurich Insurance Group AG	11,962	4,422,921
		118,182,974
Taiwan - 3.4%
Accton Technology Corp.	37,000	295,065
Acer, Inc.	214,000	170,330
Advantech Company, Ltd.	28,269	292,788
ASE Technology Holding Company, Ltd.	239,000	496,021
Asia Cement Corp.	161,000	233,324
Asustek Computer, Inc.	52,000	430,652
AU Optronics Corp. (A)	634,000	226,013
Catcher Technology Company, Ltd.	51,000	348,166
Cathay Financial Holding Company, Ltd.	583,000	791,849
Chailease Holding Company, Ltd.	90,752	400,841
Chang Hwa Commercial Bank, Ltd.	381,528	237,742
Cheng Shin Rubber Industry Company, Ltd.	129,000	158,339
Chicony Electronics Company, Ltd.	43,526	131,304
China Airlines, Ltd. (A)	186,000	54,093
China Development Financial Holding Corp.	946,000	275,893
China Life Insurance Company, Ltd.	201,990	141,188
China Steel Corp.	864,000	586,219
Chunghwa Telecom Company, Ltd.	279,000	1,031,428
Compal Electronics, Inc.	307,000	193,357
CTBC Financial Holding Company, Ltd.	1,286,000	831,306
Delta Electronics, Inc.	143,000	919,688
E.Sun Financial Holding Company, Ltd.	826,803	766,540
Eclat Textile Company, Ltd.	14,340	189,308
Eva Airways Corp.	169,465	66,302
Evergreen Marine Corp. Taiwan, Ltd. (A)	173,900	103,222
Far Eastern New Century Corp.	216,000	194,734
Far EasTone Telecommunications Company, Ltd.	116,000	242,477
Feng TAY Enterprise Company, Ltd.	28,920	168,343
First Financial Holding Company, Ltd.	749,319	542,753
Formosa Chemicals & Fibre Corp.	258,000	597,649
Formosa Petrochemical Corp.	83,000	231,748
Formosa Plastics Corp.	281,000	750,563
Formosa Taffeta Company, Ltd.	56,000	60,372
Foxconn Technology Company, Ltd.	67,000	119,169
Fubon Financial Holding Company, Ltd.	490,000	715,476
Giant Manufacturing Company, Ltd.	22,000	228,805
Globalwafers Company, Ltd.	16,000	215,265
Highwealth Construction Corp.	50,000	79,067
Hiwin Technologies Corp.	18,227	199,910
Hon Hai Precision Industry Company, Ltd.	915,800	2,401,859
Hotai Motor Company, Ltd.	22,000	448,303
Hua Nan Financial Holdings Company, Ltd.	607,251	373,801
Innolux Corp. (A)	605,000	188,259
Inventec Corp.	184,000	142,426
Largan Precision Company, Ltd.	7,000	808,769
Lite-On Technology Corp.	155,000	245,460
MediaTek, Inc.	111,000	2,098,996
Mega Financial Holding Company, Ltd.	797,000	795,528

The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Micro-Star International Company, Ltd.	50,000	$230,834
Nan Ya Plastics Corp.	378,000	793,007
Nanya Technology Corp.	90,000	159,180
Nien Made Enterprise Company, Ltd.	12,000	138,558
Novatek Microelectronics Corp.	42,000	343,628
Pegatron Corp.	144,000	306,299
Phison Electronics Corp.	11,000	103,616
Pou Chen Corp.	174,000	164,397
Powertech Technology, Inc.	55,000	162,074
President Chain Store Corp.	42,000	386,846
Quanta Computer, Inc.	213,000	558,266
Realtek Semiconductor Corp.	35,000	453,494
Ruentex Development Company, Ltd.	60,840	89,603
Shin Kong Financial Holding Company, Ltd.	816,988	231,026
SinoPac Financial Holdings Company, Ltd.	741,601	273,099
Standard Foods Corp.	29,600	64,299
Synnex Technology International Corp.	98,000	145,876
Taishin Financial Holding Company, Ltd.	714,571	322,698
Taiwan Business Bank	406,891	138,582
Taiwan Cement Corp.	357,983	523,406
Taiwan Cooperative Financial Holding Company, Ltd.	679,470	464,572
Taiwan High Speed Rail Corp.	144,000	159,201
Taiwan Mobile Company, Ltd.	121,000	418,711
Taiwan Semiconductor Manufacturing Company, Ltd.	1,806,816	26,334,490
Tatung Company, Ltd. (A)	102,000	59,738
The Shanghai Commercial & Savings Bank, Ltd.	246,000	350,983
Uni-President Enterprises Corp.	354,000	803,968
United Microelectronics Corp.	819,000	589,799
Vanguard International Semiconductor Corp.	66,000	210,218
Walsin Technology Corp.	23,000	125,488
Win Semiconductors Corp.	25,000	244,050
Winbond Electronics Corp.	220,000	91,152
Wistron Corp.	209,040	226,728
Wiwynn Corp.	6,000	160,050
WPG Holdings, Ltd.	115,960	162,462
Yageo Corp.	27,556	313,096
Yuanta Financial Holding Company, Ltd.	714,480	447,913
Zhen Ding Technology Holding, Ltd.	43,000	180,319
		58,152,436
Thailand - 0.7%
Advanced Info Service PCL, NVDR	107,300	630,251
Airports of Thailand PCL, NVDR	386,400	698,124
Asset World Corp. PCL, NVDR	577,900	73,660
B. Grimm Power PCL, NVDR	70,300	104,759
Bangkok Bank PCL, NVDR	43,100	147,836
Bangkok Commercial Asset Management PCL, NVDR	161,300	121,104
Bangkok Dusit Medical Services PCL, NVDR	860,700	575,438
Bangkok Expressway & Metro PCL, NVDR	689,800	201,084
Berli Jucker PCL, NVDR	108,200	129,077
BTS Group Holdings PCL, NVDR	712,600	238,202
Bumrungrad Hospital PCL, NVDR	36,000	127,950
Central Pattana PCL, NVDR	202,500	306,945
Central Retail Corp. PCL, NVDR (A)	163,258	156,535
Charoen Pokphand Foods PCL, NVDR	351,000	364,239
CP ALL PCL, NVDR	526,600	1,075,885
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Electricity Generating PCL, NVDR	26,200	$187,202
Energy Absolute PCL, NVDR	134,200	181,738
Global Power Synergy PCL, NVDR	63,500	130,786
Gulf Energy Development PCL, NVDR	192,300	194,907
Home Product Center PCL, NVDR	533,400	256,889
Indorama Ventures PCL, NVDR	152,600	116,441
Intouch Holdings PCL, NVDR	202,600	355,146
IRPC PCL, NVDR	1,001,600	75,378
Kasikornbank PCL, NVDR	159,800	434,455
Krung Thai Bank PCL, NVDR	315,200	97,124
Krungthai Card PCL, NVDR	69,500	68,779
Land & Houses PCL, NVDR	756,800	179,990
Minor International PCL, NVDR (A)	280,700	202,406
Muangthai Capital PCL, NVDR	66,800	106,911
Osotspa PCL, NVDR	67,500	84,167
PTT Exploration & Production PCL, NVDR	125,500	359,312
PTT Global Chemical PCL, NVDR	203,900	303,421
PTT PCL, NVDR	1,031,200	1,193,187
Ratch Group PCL, NVDR	72,100	129,805
Srisawad Corp. PCL, NVDR	66,300	97,492
Thai Oil PCL, NVDR	100,600	134,289
Thai Union Group PCL, NVDR	280,300	126,594
The Siam Cement PCL, NVDR	70,500	802,558
The Siam Commercial Bank PCL, NVDR	76,700	179,392
TMB Bank PCL, NVDR	2,168,800	65,675
Total Access Communication PCL, NVDR	64,000	73,608
True Corp. PCL, NVDR	1,049,700	112,123
		11,200,864
Turkey - 0.0%
Akbank T.A.S. (A)	121,209	80,843
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,103	21,443
Aselsan Elektronik Sanayi Ve Ticaret AS	27,874	61,800
BIM Birlesik Magazalar AS	17,775	164,331
Eregli Demir ve Celik Fabrikalari TAS	54,657	64,937
Ford Otomotiv Sanayi AS	2,678	30,912
Haci Omer Sabanci Holding AS	36,520	38,474
KOC Holding AS	29,831	60,495
TAV Havalimanlari Holding AS	7,037	14,386
Tupras Turkiye Petrol Rafinerileri AS (A)	4,822	52,593
Turk Hava Yollari AO (A)	21,924	31,565
Turkcell Iletisim Hizmetleri AS	43,142	83,870
Turkiye Garanti Bankasi AS (A)	90,374	83,210
Turkiye Is Bankasi AS, Class C (A)	63,596	42,606
Yapi ve Kredi Bankasi AS (A)	114,114	31,569
		863,034
United Arab Emirates - 0.0%
NMC Health PLC (A)	5,577	1,115
United Kingdom - 6.6%
3i Group PLC	57,051	701,075
Admiral Group PLC	11,208	391,066
Anglo American PLC	71,742	1,763,046
Ashtead Group PLC	26,372	914,389
Associated British Foods PLC	20,818	562,931
AstraZeneca PLC	76,693	8,512,977
Auto Trader Group PLC (C)	56,027	418,853
AVEVA Group PLC	3,758	253,871
Aviva PLC	274,042	1,032,862
BAE Systems PLC	187,908	1,304,477
Barclays PLC	1,009,759	1,478,426
Barratt Developments PLC	59,591	416,132
BP PLC	1,183,689	4,129,647
British American Tobacco PLC	134,095	4,519,696

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
BT Group PLC	519,893	$723,906
Bunzl PLC	19,651	633,929
Burberry Group PLC	23,652	451,591
CNH Industrial NV (A)	73,937	585,698
Coca-Cola European Partners PLC	25,437	1,046,987
Compass Group PLC	104,225	1,686,572
Croda International PLC	7,520	591,910
Diageo PLC	136,571	4,563,012
Direct Line Insurance Group PLC	81,477	321,999
Evraz PLC	29,341	125,530
Ferguson PLC	13,171	1,291,625
Fiat Chrysler Automobiles NV (A)	79,277	878,656
GlaxoSmithKline PLC	293,135	5,725,927
Halma PLC	22,175	657,510
Hargreaves Lansdown PLC	19,465	419,024
HSBC Holdings PLC	1,187,423	5,093,201
Imperial Brands PLC	55,327	923,115
Informa PLC (A)	87,553	483,073
InterContinental Hotels Group PLC	10,111	583,786
Intertek Group PLC	9,416	737,766
ITV PLC	211,136	168,990
J Sainsbury PLC	103,252	253,702
JD Sports Fashion PLC	25,501	245,409
Johnson Matthey PLC	11,322	357,089
Kingfisher PLC	123,178	447,948
Land Securities Group PLC	41,055	318,203
Legal & General Group PLC	351,790	1,011,201
Lloyds Banking Group PLC	4,107,967	1,548,947
London Stock Exchange Group PLC	18,406	2,174,142
M&G PLC	151,846	350,915
Melrose Industries PLC	284,795	379,995
Mondi PLC	28,386	558,534
National Grid PLC	204,848	2,294,325
Natwest Group PLC	283,165	421,568
Next PLC	7,748	620,826
Ocado Group PLC (A)	27,011	899,605
Pearson PLC	44,859	330,522
Persimmon PLC	18,631	647,397
Prudential PLC	152,369	2,456,409
Reckitt Benckiser Group PLC	41,486	4,164,338
RELX PLC	112,938	2,562,895
Rentokil Initial PLC (A)	107,985	768,923
Rio Tinto PLC	65,544	4,076,227
Rio Tinto, Ltd.	42,969	3,092,062
Rolls-Royce Holdings PLC (A)	113,288	357,730
RSA Insurance Group PLC	61,174	365,110
Schroders PLC	7,370	285,358
Segro PLC	68,807	874,831
Severn Trent PLC	13,850	429,590
Smith & Nephew PLC	51,081	1,030,851
Smiths Group PLC	23,146	429,605
Spirax-Sarco Engineering PLC	4,300	585,903
SSE PLC	60,101	1,013,001
St. James's Place PLC	31,677	410,491
Standard Chartered PLC	158,414	825,579
Standard Life Aberdeen PLC	137,316	429,672
Taylor Wimpey PLC	213,092	344,520
Tesco PLC	572,015	1,670,429
The Berkeley Group Holdings PLC	7,358	444,671
The British Land Company PLC	51,312	250,429
The Sage Group PLC	63,544	627,419
Unilever NV	180,923	10,512,790
Unilever PLC	68,297	4,037,866
United Utilities Group PLC	39,699	436,202
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Vodafone Group PLC	1,565,102	$2,294,830
Whitbread PLC	11,766	396,811
Wm Morrison Supermarkets PLC	140,409	359,301
WPP PLC	72,392	613,146
		113,100,572
United States - 0.0%
Bausch Health Companies, Inc. (A)	7,174	119,076
International Flavors & Fragrances, Inc.	1	111
		119,187
TOTAL COMMON STOCKS (Cost $1,483,419,364)		$1,593,924,933
PREFERRED SECURITIES - 1.2%
Brazil - 0.4%
Banco Bradesco SA	325,392	1,231,839
Braskem SA, A Shares	13,900	54,017
Centrais Eletricas Brasileiras SA, B Shares	18,500	121,195
Cia Energetica de Minas Gerais	87,060	167,335
Cia Paranaense de Energia, B Shares	7,500	84,576
Gerdau SA	80,000	278,762
Itau Unibanco Holding SA	355,100	1,526,441
Itausa SA	323,060	556,075
Lojas Americanas SA	55,200	325,144
Petroleo Brasileiro SA	349,500	1,396,469
Telefonica Brasil SA	32,800	286,420
		6,028,273
Chile - 0.0%
Embotelladora Andina SA, B Shares	62,450	133,014
Sociedad Quimica y Minera de Chile SA, B Shares	20,088	627,916
		760,930
Colombia - 0.0%
Bancolombia SA	50,781	362,702
Germany - 0.6%
Bayerische Motoren Werke AG	6,666	375,872
FUCHS PETROLUB SE	8,153	385,647
Henkel AG & Company KGaA	20,979	2,144,857
Porsche Automobil Holding SE (A)	18,054	1,110,260
Sartorius AG	4,185	1,776,569
Volkswagen AG	21,859	3,656,172
		9,449,377
South Korea - 0.2%
Amorepacific Corp.	690	34,600
Hyundai Motor Company	1,771	128,868
Hyundai Motor Company, 2nd Preferred	2,743	203,153
LG Chem, Ltd.	579	182,556
LG Household & Health Care, Ltd.	157	92,511
Samsung Electronics Company, Ltd.	61,962	2,475,167
		3,116,855
TOTAL PREFERRED SECURITIES (Cost $19,937,858)		$19,718,137
EXCHANGE-TRADED FUNDS - 4.6%
iShares MSCI India ETF (B)	1,149,700	38,365,489
KraneShares Bosera MSCI China A ETF (B)	450,000	18,382,500
VanEck Vectors Russia ETF	780,230	17,695,616
Xtrackers Harvest CSI 300 China A-Shares ETF (B)	133,802	4,728,563
TOTAL EXCHANGE-TRADED FUNDS (Cost $65,727,364)		$79,172,168

The accompanying notes are an integral part of the financial statements.	47

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
RIGHTS - 0.0%
Gulf Energy Development PCL (Expiration Date: 9-21-20; Strike Price: THB 30.00) (A)	19,230	$927
Tabcorp Holdings, Ltd. (Expiration Date: 9-11-20; Strike Price: AUD 3.25) (A)	21,314	5,816
TOTAL RIGHTS (Cost $0)		$6,743
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 2-16-21; Strike Price: THB 14.00) (A)	33,620	961
BTS Group Holdings PCL (Expiration Date: 2-16-21; Strike Price: THB 14.00) (A)	1,820	52
Minor International PCL (Expiration Date: 10-1-21; Strike Price: THB 48.00) (A)	1,000	23
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (A)	12,759	4,038
TOTAL WARRANTS (Cost $0)		$5,074
SHORT-TERM INVESTMENTS - 4.9%
U.S. Government Agency - 0.4%
Federal Home Loan Bank Discount Note
0.030%, 09/01/2020 *	$1,000,000	$1,000,000
0.070%, 09/18/2020 *	1,300,000	1,299,957
0.090%, 11/09/2020 *	1,200,000	1,199,770
0.105%, 11/16/2020 *	1,000,000	999,789
0.145%, 09/16/2020 *	1,000,000	999,971
0.155%, 09/08/2020 *	1,200,000	1,199,984
		6,699,471
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds - 4.5%
John Hancock Collateral Trust, 0.2611% (E)(F)	7,776,888	$77,852,096
TOTAL SHORT-TERM INVESTMENTS (Cost $84,501,466)		$84,551,567
Total Investments (International Strategic Equity Allocation Fund) (Cost $1,653,586,052) - 103.7%		$1,777,378,622
Other assets and liabilities, net - (3.7%)		(63,137,421)
TOTAL NET ASSETS - 100.0%		$1,714,241,201
Currency Abbreviations
AUD	Australian Dollar
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 8-31-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	9	Long	Sep 2020	$662,757	$690,165	$27,408
Mini MSCI EAFE Index Futures	136	Long	Sep 2020	12,040,430	12,908,440	868,010
Mini MSCI Emerging Markets Index Futures	106	Long	Sep 2020	5,178,902	5,825,230	646,328
S&P/TSX 60 Index Futures	4	Long	Sep 2020	552,217	603,642	51,425
						$1,593,171
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
International Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 96.4%
Australia - 0.5%
Orica, Ltd.	93,968	$1,201,346
Bermuda - 1.3%
Everest Re Group, Ltd.	12,767	2,809,761
Canada - 3.9%
Barrick Gold Corp.	56,432	1,671,739
Kinross Gold Corp. (A)	410,419	3,644,521
International Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Yamana Gold, Inc.	549,680	$3,408,016
		8,724,276
China - 1.6%
Alibaba Group Holding, Ltd. (A)	63,100	2,271,275
Topsports International Holdings, Ltd. (B)	1,109,000	1,369,522
		3,640,797

The accompanying notes are an integral part of the financial statements.	48

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

International Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark - 1.2%
Novo Nordisk A/S, B Shares	41,441	$2,739,805
Finland - 1.7%
Sampo OYJ, A Shares	95,524	3,848,043
France - 14.3%
AXA SA	155,469	3,172,190
BNP Paribas SA (A)	89,586	3,903,089
Capgemini SE	30,581	4,242,134
Danone SA	15,193	999,036
Eiffage SA (A)	36,444	3,351,524
Imerys SA	18,612	757,757
Peugeot SA (A)	142,834	2,462,535
Rexel SA (A)	110,903	1,481,768
Sanofi	41,453	4,198,708
TOTAL SE	114,977	4,561,360
Vinci SA	28,126	2,635,150
		31,765,251
Germany - 6.5%
Allianz SE	20,058	4,352,326
Bayer AG	42,707	2,840,520
Brenntag AG	21,522	1,348,487
Deutsche Telekom AG	124,169	2,188,725
Rheinmetall AG	11,386	1,055,528
Siemens AG	18,608	2,578,420
		14,364,006
Greece - 0.8%
Hellenic Telecommunications Organization SA	101,892	1,662,653
Hong Kong - 1.6%
China Overseas Land & Investment, Ltd.	407,000	1,177,244
CK Asset Holdings, Ltd.	183,000	993,268
WH Group, Ltd. (B)	1,514,000	1,304,925
		3,475,437
Hungary - 0.9%
OTP Bank NYRT (A)	57,305	1,929,940
India - 0.6%
HDFC Bank, Ltd., ADR (A)	25,758	1,277,597
Indonesia - 0.8%
Bank Rakyat Indonesia Persero Tbk PT	7,221,700	1,739,795
Ireland - 1.0%
CRH PLC	56,323	2,101,929
Italy - 1.8%
Enel SpA	236,984	2,145,928
Leonardo SpA	272,819	1,845,757
		3,991,685
Japan - 20.4%
Fuji Corp.	92,200	1,655,421
Fuji Electric Company, Ltd.	33,800	1,054,481
Hitachi, Ltd.	146,300	4,867,180
Kamigumi Company, Ltd.	37,400	771,843
KDDI Corp.	146,000	4,243,908
Kinden Corp.	66,700	1,100,270
Koito Manufacturing Company, Ltd.	32,100	1,551,309
Kurita Water Industries, Ltd.	30,800	964,620
Kyudenko Corp.	33,800	965,630
NEC Corp.	41,700	2,201,809
Nintendo Company, Ltd.	3,100	1,668,755
Nippon Telegraph & Telephone Corp.	68,000	1,547,382
Persol Holdings Company, Ltd.	54,400	846,274
Rengo Company, Ltd.	128,800	950,459
Sankyu, Inc.	22,200	926,120
Sanwa Holdings Corp.	223,400	2,245,015
SoftBank Group Corp.	15,200	940,216
International Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sony Corp.	63,300	$4,956,669
Sumitomo Mitsui Financial Group, Inc.	74,100	2,178,924
Taiheiyo Cement Corp.	48,500	1,229,689
Taisei Corp.	47,300	1,632,600
Taiyo Yuden Company, Ltd.	69,700	1,875,184
Tokyo Electron, Ltd.	6,300	1,616,002
TS Tech Company, Ltd.	39,500	1,155,452
Zenkoku Hosho Company, Ltd.	58,500	2,069,982
		45,215,194
Macau - 0.7%
Wynn Macau, Ltd.	771,600	1,448,368
Netherlands - 5.8%
Aalberts NV	39,716	1,494,814
ING Groep NV	409,290	3,340,641
Koninklijke Ahold Delhaize NV	57,962	1,743,828
Koninklijke KPN NV	528,599	1,387,141
NN Group NV	49,094	1,845,555
NXP Semiconductors NV	11,624	1,461,834
Royal Dutch Shell PLC, A Shares	110,884	1,632,181
		12,905,994
Norway - 1.0%
DNB ASA	82,059	1,314,514
Yara International ASA	20,676	866,249
		2,180,763
Singapore - 0.5%
DBS Group Holdings, Ltd.	73,600	1,127,918
South Korea - 5.0%
GS Retail Company, Ltd.	33,715	933,788
Hana Financial Group, Inc.	86,504	2,047,309
KB Financial Group, Inc.	66,108	2,051,042
KT Corp., ADR	209,718	2,063,625
Samsung Electronics Company, Ltd.	86,889	3,945,295
		11,041,059
Spain - 0.9%
Amadeus IT Group SA	12,146	682,326
Applus Services SA (A)	153,611	1,267,990
		1,950,316
Sweden - 0.9%
Husqvarna AB, B Shares	102,641	1,117,593
Loomis AB (A)	37,265	935,739
		2,053,332
Switzerland - 8.4%
Glencore PLC (A)	699,185	1,719,182
Novartis AG	73,306	6,318,027
Roche Holding AG	13,811	4,831,351
STMicroelectronics NV	74,607	2,256,486
UBS Group AG	288,720	3,512,383
		18,637,429
Taiwan - 0.5%
Simplo Technology Company, Ltd.	93,000	1,060,350
United Kingdom - 12.9%
BAE Systems PLC	412,917	2,866,514
BP PLC	570,704	1,991,069
Coca-Cola European Partners PLC	52,904	2,177,529
Direct Line Insurance Group PLC	487,734	1,927,537
GlaxoSmithKline PLC	75,183	1,468,581
Howden Joinery Group PLC	156,279	1,167,431
Imperial Brands PLC	130,463	2,176,739
Inchcape PLC	237,399	1,599,235
Nomad Foods, Ltd. (A)(C)	137,837	3,399,060
Persimmon PLC	72,990	2,536,285
Redrow PLC	252,468	1,528,037

The accompanying notes are an integral part of the financial statements.	49

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

International Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Smith & Nephew PLC	39,974	$806,704
Tesco PLC	1,083,430	3,163,890
Unilever PLC	26,867	1,588,435
WH Smith PLC	13,312	209,626
		28,606,672
United States - 0.9%
Applied Materials, Inc.	30,491	1,878,244
TOTAL COMMON STOCKS (Cost $203,423,446)		$213,377,960
SHORT-TERM INVESTMENTS - 2.7%
Short-term funds - 2.7%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.0100% (D)	5,910,494	5,910,494
John Hancock Collateral Trust, 0.2611% (D)(E)	13,872	138,869
TOTAL SHORT-TERM INVESTMENTS (Cost $6,049,367)		$6,049,363
Total Investments (International Value Fund) (Cost $209,472,813) - 99.1%		$219,427,323
Other assets and liabilities, net - 0.9%		1,987,910
TOTAL NET ASSETS - 100.0%		$221,415,233
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 8-31-20.
(D)	The rate shown is the annualized seven-day yield as of 8-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Cap Stock Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 92.1%
Communication services – 7.5%
Entertainment – 4.5%
Live Nation Entertainment, Inc. (A)(B)	72,238	$4,103,118
Roku, Inc. (A)	138,595	24,043,461
Spotify Technology SA (A)	195,200	55,077,632
		83,224,211
Interactive media and services – 3.0%
Match Group, Inc. (A)	280,461	31,321,884
Snap, Inc., Class A (A)	1,068,514	24,137,731
		55,459,615
		138,683,826
Consumer discretionary – 20.0%
Automobiles – 1.1%
Thor Industries, Inc.	218,267	20,610,953
Diversified consumer services – 2.0%
Chegg, Inc. (A)	490,125	36,141,818
Hotels, restaurants and leisure – 5.9%
Aramark	1,053,785	29,042,315
DraftKings, Inc. (A)(C)	714,317	24,729,096
DraftKings, Inc., Class A (A)	308,347	10,903,150
Planet Fitness, Inc., Class A (A)	340,092	20,674,193
Mid Cap Stock Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Vail Resorts, Inc.	106,266	$23,130,920
		108,479,674
Household durables – 1.6%
Lennar Corp., A Shares	389,579	29,148,301
Leisure products – 3.5%
Peloton Interactive, Inc., Class A (A)	506,722	38,850,376
Polaris, Inc.	243,343	24,587,377
		63,437,753
Specialty retail – 5.9%
Burlington Stores, Inc. (A)	260,697	51,339,060
Five Below, Inc. (A)	261,971	28,672,726
Floor & Decor Holdings, Inc., Class A (A)	382,583	28,020,379
JAND, Inc., Class A (A)(C)(D)	57,523	1,411,074
		109,443,239
		367,261,738
Consumer staples – 4.3%
Beverages – 4.3%
Monster Beverage Corp. (A)(B)	564,942	47,376,036
The Boston Beer Company, Inc., Class A (A)(B)	36,680	32,351,026
		79,727,062
Financials – 3.7%
Capital markets – 3.7%
BowX Acquisition Corp. (A)	1,762,700	17,662,254
Churchill Capital Corp. III, Class A (A)(B)	1,511,249	17,409,588
Churchill Capital Corp. IV (A)	1,739,922	17,294,825
The Blackstone Group, Inc., Class A	301,827	15,981,740
		68,348,407
Health care – 22.9%
Biotechnology – 5.5%
Apellis Pharmaceuticals, Inc. (A)	193,171	5,955,462
Argenx SE, ADR (A)(B)	51,367	11,879,646
Ascendis Pharma A/S, ADR (A)	49,569	7,345,134
Exact Sciences Corp. (A)	466,535	35,125,420
Galapagos NV (A)	159,158	21,368,204
Galapagos NV, ADR (A)(B)	9,593	1,277,404
Kodiak Sciences, Inc. (A)(B)	65,055	3,421,242
Seattle Genetics, Inc. (A)	94,422	14,950,779
		101,323,291
Health care equipment and supplies – 13.6%
ABIOMED, Inc. (A)	148,885	45,800,004
Align Technology, Inc. (A)	173,625	51,563,153
DexCom, Inc. (A)	64,113	27,274,311
Insulet Corp. (A)	229,417	50,070,260
Novocure, Ltd. (A)	234,722	19,423,246
Tandem Diabetes Care, Inc. (A)	500,941	56,466,070
		250,597,044
Health care technology – 1.5%
Veeva Systems, Inc., Class A (A)	98,443	27,787,506
Life sciences tools and services – 1.0%
Agilent Technologies, Inc.	185,042	18,581,918
Pharmaceuticals – 1.3%
Elanco Animal Health, Inc. (A)	643,788	18,708,479
Reata Pharmaceuticals, Inc., Class A (A)	38,927	4,085,389
		22,793,868
		421,083,627
Industrials – 7.9%
Building products – 2.1%
Trane Technologies PLC (B)	334,701	39,625,251

The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies – 1.5%
Copart, Inc. (A)	268,052	$27,695,133
Machinery – 0.9%
Fortive Corp.	220,357	15,889,943
Professional services – 3.4%
CoStar Group, Inc. (A)	73,463	62,340,702
		145,551,029
Information technology – 25.8%
IT services – 7.4%
GoDaddy, Inc., Class A (A)	555,410	46,476,709
Leidos Holdings, Inc.	204,397	18,495,885
Square, Inc., Class A (A)	447,252	71,363,529
		136,336,123
Semiconductors and semiconductor equipment – 4.2%
Advanced Micro Devices, Inc. (A)	513,414	46,628,259
Marvell Technology Group, Ltd.	793,726	30,780,694
		77,408,953
Software – 14.2%
2U, Inc. (A)(B)	464,502	19,225,738
Fair Isaac Corp. (A)	62,437	26,272,865
Guidewire Software, Inc. (A)	427,409	48,002,305
Paycom Software, Inc. (A)	9,756	2,921,532
RingCentral, Inc., Class A (A)	47,647	13,854,318
Slack Technologies, Inc., Class A (A)(B)	415,800	13,654,872
Splunk, Inc. (A)	348,232	76,377,723
Workday, Inc., Class A (A)	256,544	61,496,162
		261,805,515
		475,550,591
TOTAL COMMON STOCKS (Cost $1,077,564,376)		$1,696,206,280
PREFERRED SECURITIES – 2.4%
Consumer discretionary – 1.2%
Diversified consumer services – 0.3%
The Honest Company, Inc., Series C (A)(C)(D)	142,030	4,904,296
The Honest Company, Inc., Series D (A)(C)(D)	12,795	517,942
		5,422,238
Internet and direct marketing retail – 0.7%
Coupang LLC (A)(C)(D)	1,381,449	13,303,354
One Kings Lane, Inc. (A)(D)	529,764	84,762
		13,388,116
Specialty retail – 0.2%
JAND, Inc., Series D (A)(C)(D)	128,449	3,150,931
		21,961,285
Information technology – 1.0%
Software – 1.0%
Essence Group Holdings Corp. (A)(C)(D)	2,958,957	9,616,610
Lookout, Inc., Series F (A)(C)(D)	392,767	3,110,715
MarkLogic Corp., Series F (A)(C)(D)	580,011	5,724,709
		18,452,034
Real estate – 0.2%
Real estate management and development – 0.2%
The We Company, Inc., Series D1 (A)(C)(D)	184,328	1,454,348
The We Company, Inc., Series D2 (A)(C)(D)	161,782	1,276,460
		2,730,808
TOTAL PREFERRED SECURITIES (Cost $32,776,728)		$43,144,127
Mid Cap Stock Fund (continued)
	Shares or Principal Amount	Value
EXCHANGE-TRADED FUNDS – 3.3%
iShares Russell Mid-Cap Growth ETF (B)	349,229	$61,310,643
TOTAL EXCHANGE-TRADED FUNDS (Cost $42,604,394)		$61,310,643
SHORT-TERM INVESTMENTS – 3.9%
Short-term funds – 2.1%
John Hancock Collateral Trust, 0.2611% (E)(F)	3,851,954	38,560,759
Repurchase agreement – 1.8%
Societe Generale SA Tri-Party Repurchase Agreement dated 8-31-20 at 0.070% to be repurchased at $33,300,065 on 9-1-20, collateralized by $1,674,118 Federal National Mortgage Association, 4.000% - 4.500% due 5-1-47 to 2-1-57 (valued at $1,889,636), $17,195,700 U.S. Treasury Bonds, 2.875% due 11-15-46 (valued at $22,598,426) and $9,238,500 U.S. Treasury Notes, 1.875% due 1-31-22 (valued at $9,477,939)	$33,300,000	33,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $71,806,409)		$71,860,759
Total Investments (Mid Cap Stock Fund) (Cost $1,224,751,907) – 101.7%		$1,872,521,809
Other assets and liabilities, net – (1.7%)		(31,565,643)
TOTAL NET ASSETS – 100.0%		$1,840,956,166
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-20.
(C)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 8-31-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.4%
Communication services – 5.6%
Entertainment – 0.1%
Madison Square Garden Sports Corp. (A)	10,200	$1,672,800
Media – 5.1%
AMC Networks, Inc., Class A (A)(B)	109,821	2,667,552
DISH Network Corp., Class A (A)	195,619	6,948,387
Fox Corp., Class A	123,630	3,444,332
News Corp., Class A	2,103,395	31,803,332
Scholastic Corp. (B)	212,340	4,777,650
ViacomCBS, Inc., Class B	637,967	17,767,381
		67,408,634
Wireless telecommunication services – 0.4%
Telephone & Data Systems, Inc.	210,425	4,867,130
		73,948,564
Consumer discretionary – 2.7%
Diversified consumer services – 0.8%
Strategic Education, Inc.	106,426	10,916,115

The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure – 0.4%
Compass Group PLC	370,380	$5,993,471
Household durables – 0.2%
Mohawk Industries, Inc. (A)	22,900	2,114,357
Multiline retail – 0.3%
Nordstrom, Inc. (B)	252,029	4,032,464
Specialty retail – 0.2%
Tiffany & Company	19,945	2,443,263
Textiles, apparel and luxury goods – 0.8%
Ralph Lauren Corp.	153,913	10,593,832
		36,093,502
Consumer staples – 8.7%
Beverages – 0.7%
Carlsberg A/S, Class B	61,145	8,595,236
Food and staples retailing – 1.7%
Sysco Corp.	313,412	18,848,598
The Kroger Company	116,317	4,150,191
		22,998,789
Food products – 6.3%
Archer-Daniels-Midland Company	92,007	4,118,233
Bunge, Ltd.	752,876	34,346,203
Campbell Soup Company	75,492	3,971,634
Flowers Foods, Inc.	1,226,827	30,008,188
The Kraft Heinz Company (B)	301,141	10,551,981
Tootsie Roll Industries, Inc.	21,300	681,387
		83,677,626
		115,271,651
Energy – 12.5%
Energy equipment and services – 1.8%
Frank's International NV (A)	1,811,375	4,184,276
National Oilwell Varco, Inc.	419,900	5,038,800
Schlumberger NV	390,088	7,415,573
SEACOR Holdings, Inc. (A)	107,248	3,390,109
SEACOR Marine Holdings, Inc. (A)(B)	195,011	522,629
Tidewater, Inc. (A)(B)	489,217	3,360,921
		23,912,308
Oil, gas and consumable fuels – 10.7%
Apache Corp.	187,927	2,781,320
Cameco Corp.	1,453,017	16,811,407
Canadian Natural Resources, Ltd.	824,320	16,214,374
EQT Corp.	2,144,545	34,033,929
Equinor ASA	333,553	5,397,458
Equitrans Midstream Corp.	1,005,507	10,336,612
Hess Corp.	245,306	11,293,888
Imperial Oil, Ltd. (B)	1,626,845	26,729,063
NAC Kazatomprom JSC, GDR	335,343	5,134,370
NAC Kazatomprom JSC, GDR	21,217	324,849
Ovintiv, Inc. (B)	906,199	10,040,685
Peabody Energy Corp.	673,732	1,758,441
		140,856,396
		164,768,704
Financials – 16.6%
Banks – 2.6%
Fifth Third Bancorp	880,856	18,198,485
Popular, Inc.	52,741	1,953,527
Westamerica Bancorporation	235,303	14,320,541
		34,472,553
Capital markets – 5.5%
Lazard, Ltd., Class A	587,116	18,593,964
Northern Trust Corp.	232,913	19,073,246
State Street Corp.	451,403	30,736,030
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
TD Ameritrade Holding Corp.	114,373	$4,389,636
		72,792,876
Consumer finance – 0.6%
Ally Financial, Inc. (B)	340,175	7,783,204
Diversified financial services – 1.1%
Groupe Bruxelles Lambert SA	162,861	15,027,842
Insurance – 6.2%
Brighthouse Financial, Inc. (A)	305,435	9,273,007
Brown & Brown, Inc.	371,009	17,214,818
CNA Financial Corp.	402,546	12,949,905
Kemper Corp. (B)	139,125	10,804,448
Loews Corp.	581,139	20,839,645
Marsh & McLennan Companies, Inc.	87,952	10,106,564
		81,188,387
Thrifts and mortgage finance – 0.6%
Capitol Federal Financial, Inc.	840,394	7,849,280
		219,114,142
Health care – 16.5%
Biotechnology – 1.7%
Alkermes PLC (A)	495,716	8,199,143
BioMarin Pharmaceutical, Inc. (A)	65,100	5,079,753
Incyte Corp. (A)	73,197	7,052,531
Ionis Pharmaceuticals, Inc. (A)	33,100	1,803,950
		22,135,377
Health care equipment and supplies – 5.5%
Alcon, Inc. (A)	24,039	1,367,745
Baxter International, Inc.	159,858	13,918,836
Dentsply Sirona, Inc.	408,172	18,314,678
Hologic, Inc. (A)	323,765	19,335,246
Zimmer Biomet Holdings, Inc.	145,421	20,486,910
		73,423,415
Health care providers and services – 7.3%
Cardinal Health, Inc.	584,031	29,645,414
Covetrus, Inc. (A)	500,213	11,459,880
Patterson Companies, Inc.	1,010,908	29,326,441
Select Medical Holdings Corp. (A)	1,287,499	25,840,105
		96,271,840
Pharmaceuticals – 2.0%
Jazz Pharmaceuticals PLC (A)	33,717	4,531,228
Perrigo Company PLC	362,028	18,934,064
Royalty Pharma PLC, Class A (A)	76,108	3,149,349
		26,614,641
		218,445,273
Industrials – 9.6%
Aerospace and defense – 1.8%
Textron, Inc.	609,000	24,012,870
Air freight and logistics – 1.9%
CH Robinson Worldwide, Inc.	206,212	20,270,640
Expeditors International of Washington, Inc.	57,743	5,103,904
		25,374,544
Airlines – 0.9%
Southwest Airlines Company	312,163	11,731,086
Commercial services and supplies – 0.6%
Cintas Corp.	24,729	8,240,692
Machinery – 3.1%
AGCO Corp.	162,688	11,567,117
CNH Industrial NV (A)(B)	594,247	4,707,392
PACCAR, Inc.	184,435	15,831,900

The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Xylem, Inc.	108,990	$8,738,818
		40,845,227
Road and rail – 1.3%
JB Hunt Transport Services, Inc.	82,674	11,619,004
Kansas City Southern	8,995	1,637,450
Ryder System, Inc.	92,443	3,780,919
		17,037,373
		127,241,792
Information technology – 2.8%
Electronic equipment, instruments and components – 0.9%
National Instruments Corp.	351,471	12,614,294
IT services – 0.5%
Cognizant Technology Solutions Corp., Class A	102,824	6,874,813
Semiconductors and semiconductor equipment – 1.4%
Applied Materials, Inc.	293,239	18,063,522
		37,552,629
Materials – 11.5%
Chemicals – 2.3%
Corteva, Inc.	500,807	14,298,040
PPG Industries, Inc.	43,497	5,237,039
Westlake Chemical Corp.	184,938	10,970,522
		30,505,601
Construction materials – 1.0%
Summit Materials, Inc., Class A (A)	324,022	4,824,688
Vulcan Materials Company	68,790	8,254,800
		13,079,488
Metals and mining – 8.2%
Barrick Gold Corp.	536,716	15,913,629
Cia de Minas Buenaventura SAA, ADR (B)	1,087,800	15,316,224
Franco-Nevada Corp.	164,238	24,700,861
Freeport-McMoRan, Inc.	1,249,070	19,497,983
Fresnillo PLC	1,503,541	25,529,780
Gold Fields, Ltd., ADR (B)	550,422	7,171,999
		108,130,476
		151,715,565
Real estate – 7.2%
Equity real estate investment trusts – 6.8%
Equity Commonwealth	264,278	8,295,686
Equity Residential	156,089	8,811,224
Federal Realty Investment Trust	27,642	2,190,352
Rayonier, Inc.	791,297	23,169,176
Regency Centers Corp.	230,351	9,147,238
Weyerhaeuser Company	1,253,139	37,982,638
		89,596,314
Real estate management and development – 0.4%
The St. Joe Company (A)(B)	249,596	5,793,123
		95,389,437
Utilities – 4.7%
Electric utilities – 3.1%
FirstEnergy Corp.	697,504	19,941,639
PG&E Corp. (A)	2,232,506	20,673,006
		40,614,645
Gas utilities – 0.7%
National Fuel Gas Company	200,829	9,165,836
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities – 0.9%
CenterPoint Energy, Inc.	603,719	$12,116,640
		61,897,121
TOTAL COMMON STOCKS (Cost $1,104,179,612)		$1,301,438,380
PREFERRED SECURITIES – 0.3%
Consumer staples – 0.3%
Food products – 0.3%
Bunge, Ltd., 4.875%	34,849	3,310,655
TOTAL PREFERRED SECURITIES (Cost $3,872,698)		$3,310,655
CORPORATE BONDS - 0.2%
Energy - 0.2%
Weatherford International, Ltd. 11.000%, 12/01/2024 (C)	$4,371,000	2,928,570
TOTAL CORPORATE BONDS (Cost $3,115,858)		$2,928,570
SHORT-TERM INVESTMENTS – 3.9%
Short-term funds – 3.9%
John Hancock Collateral Trust, 0.2611% (D)(E)	3,770,767	37,748,016
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0399% (D)	2,000,000	2,000,000
T. Rowe Price Government Reserve Fund, 0.1398% (D)	11,740,938	11,740,938
TOTAL SHORT-TERM INVESTMENTS (Cost $51,460,352)		$51,488,954
Total Investments (Mid Value Fund) (Cost $1,162,628,520) – 102.8%		$1,359,166,559
Other assets and liabilities, net – (2.8%)		(37,158,896)
TOTAL NET ASSETS – 100.0%		$1,322,007,663
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 8-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Multi-Index Lifestyle Aggressive Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 67.1%
Equity - 67.1%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	20,999,475	$259,553,516
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $251,759,476)		$259,553,516
UNAFFILIATED INVESTMENT COMPANIES - 32.9%
Exchange-traded funds - 32.9%
Financial Select Sector SPDR Fund	223,189	5,593,116
iShares Global Infrastructure ETF (C)	22,607	898,402
iShares MSCI Global Min Vol Factor ETF	154,895	14,414,529
Schwab U.S. Large-Cap Growth ETF	48,117	5,779,333
Vanguard Dividend Appreciation ETF	83,426	10,894,601

The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Multi-Index Lifestyle Aggressive Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
Vanguard Energy ETF	63,806	$3,055,669
Vanguard FTSE All World ex-US Small-Cap ETF	35,845	3,858,714
Vanguard FTSE Developed Markets ETF	7,662	320,808
Vanguard FTSE Emerging Markets ETF	325,298	14,374,918
Vanguard Global ex-U.S. Real Estate ETF	17,968	893,010
Vanguard Health Care ETF	32,133	6,666,634
Vanguard Information Technology ETF	17,383	5,704,231
Vanguard Materials ETF	14,489	1,952,972
Vanguard Mid-Cap ETF	159,993	28,773,141
Vanguard Real Estate ETF (C)	31,678	2,589,677
Vanguard S&P 500 ETF	6,131	1,968,174
Vanguard Small-Cap ETF	122,284	19,377,123
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $108,613,866)		$127,115,052
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
John Hancock Collateral Trust, 0.2611% (D)(E)	264,601	2,648,837
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0399% (D)	89,787	89,787
TOTAL SHORT-TERM INVESTMENTS (Cost $2,738,681)		$2,738,624
Total Investments (Multi-Index Lifestyle Aggressive Portfolio) (Cost $363,112,023) - 100.7%		$389,407,192
Other assets and liabilities, net - (0.7%)		(2,689,153)
TOTAL NET ASSETS - 100.0%		$386,718,039
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 8-31-20.
(D)	The rate shown is the annualized seven-day yield as of 8-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Multi-Index Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 38.8%
Equity - 38.8%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	29,477,187	$364,338,030
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $343,050,888)		$364,338,030
UNAFFILIATED INVESTMENT COMPANIES - 61.2%
Exchange-traded funds - 58.4%
Financial Select Sector SPDR Fund	348,425	8,731,531
Invesco Senior Loan ETF (C)	1,120,040	24,495,275
iShares Global Infrastructure ETF (C)	40,652	1,615,510
iShares JP Morgan USD Emerging Markets Bond ETF	405,819	46,092,922
iShares MSCI Global Min Vol Factor ETF	495,249	46,087,872
iShares Preferred & Income Securities ETF	192,340	7,058,878
Schwab U.S. Large-Cap Growth ETF	59,692	7,169,606
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	302,750	9,536,625
Vanguard Dividend Appreciation ETF	241,037	31,477,022
Multi-Index Lifestyle Balanced Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
Vanguard Energy ETF	113,682	$5,444,231
Vanguard FTSE All World ex-US Small-Cap ETF	21,057	2,266,786
Vanguard FTSE Developed Markets ETF	35,147	1,471,605
Vanguard FTSE Emerging Markets ETF	271,776	12,009,781
Vanguard Global ex-U.S. Real Estate ETF	33,311	1,655,557
Vanguard Health Care ETF (C)	56,074	11,633,673
Vanguard Information Technology ETF (C)	27,199	8,925,352
Vanguard Intermediate-Term Corporate Bond ETF	1,008,709	97,229,459
Vanguard Materials ETF	25,299	3,410,052
Vanguard Mid-Cap ETF	211,065	37,957,930
Vanguard Real Estate ETF (C)	56,691	4,634,489
Vanguard S&P 500 ETF	14,682	4,713,216
Vanguard Short-Term Bond ETF	57,809	4,807,396
Vanguard Short-Term Corporate Bond ETF	157,812	13,112,599
Vanguard Small-Cap ETF	165,180	26,174,423
Vanguard Total Bond Market ETF	734,161	64,943,882
Xtrackers USD High Yield Corporate Bond ETF	1,338,413	65,261,018
		547,916,690
Fixed income - 2.8%
Fidelity Inflation Protected Bond Index Fund	2,389,040	26,327,224
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $526,202,210)		$574,243,914
SHORT-TERM INVESTMENTS - 4.1%
Short-term funds - 4.1%
John Hancock Collateral Trust, 0.2611% (D)(E)	3,817,957	38,220,426
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0399% (D)	1,053	1,053
TOTAL SHORT-TERM INVESTMENTS (Cost $38,215,278)		$38,221,479
Total Investments (Multi-Index Lifestyle Balanced Portfolio) (Cost $907,468,376) - 104.1%		$976,803,423
Other assets and liabilities, net - (4.1%)		(38,877,838)
TOTAL NET ASSETS - 100.0%		$937,925,585
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 8-31-20.
(D)	The rate shown is the annualized seven-day yield as of 8-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Multi-Index Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 10.8%
Equity - 10.8%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,754,830	$21,689,704
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $18,561,667)		$21,689,704
UNAFFILIATED INVESTMENT COMPANIES - 88.9%
Exchange-traded funds - 82.8%
Invesco Senior Loan ETF (C)	451,667	9,877,957
iShares Global Infrastructure ETF	5,389	214,159

The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Multi-Index Lifestyle Conservative Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
iShares JP Morgan USD Emerging Markets Bond ETF	118,102	$13,414,025
iShares MSCI Global Min Vol Factor ETF	63,980	5,953,979
iShares Preferred & Income Securities ETF	81,637	2,996,078
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	83,144	2,619,036
Vanguard Dividend Appreciation ETF	32,831	4,287,400
Vanguard Energy ETF	17,412	833,861
Vanguard FTSE Developed Markets ETF	61,565	2,577,727
Vanguard FTSE Emerging Markets ETF	4,093	180,870
Vanguard Global ex-U.S. Real Estate ETF	4,565	226,881
Vanguard Intermediate-Term Corporate Bond ETF	516,569	49,792,085
Vanguard Materials ETF	3,539	477,022
Vanguard Mid-Cap ETF	10,075	1,811,888
Vanguard Real Estate ETF	7,970	651,548
Vanguard S&P 500 ETF	2,212	710,096
Vanguard Short-Term Bond ETF	27,609	2,295,964
Vanguard Short-Term Corporate Bond ETF	86,391	7,178,228
Vanguard Small-Cap ETF	9,384	1,486,989
Vanguard Total Bond Market ETF	420,146	37,166,115
Xtrackers USD High Yield Corporate Bond ETF	440,962	21,501,307
		166,253,215
Fixed income - 6.1%
Fidelity Inflation Protected Bond Index Fund	1,111,085	12,244,153
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $168,519,576)		$178,497,368
SHORT-TERM INVESTMENTS - 5.0%
Short-term funds - 5.0%
John Hancock Collateral Trust, 0.2611% (D)(E)	955,380	9,564,027
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0399% (D)	437,836	437,836
TOTAL SHORT-TERM INVESTMENTS (Cost $10,002,158)		$10,001,863
Total Investments (Multi-Index Lifestyle Conservative Portfolio) (Cost $197,083,401) - 104.7%		$210,188,935
Other assets and liabilities, net - (4.7%)		(9,513,083)
TOTAL NET ASSETS - 100.0%		$200,675,852
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 8-31-20.
(D)	The rate shown is the annualized seven-day yield as of 8-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Multi-Index Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 53.0%
Equity - 53.0%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	38,340,876	$473,893,226
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $458,641,517)		$473,893,226
Multi-Index Lifestyle Growth Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 46.9%
Exchange-traded funds - 45.9%
Financial Select Sector SPDR Fund	429,190	$10,755,501
Invesco Senior Loan ETF (C)	549,898	12,026,269
iShares Global Infrastructure ETF	46,992	1,867,462
iShares JP Morgan USD Emerging Markets Bond ETF	169,152	19,212,284
iShares MSCI Global Min Vol Factor ETF	453,583	42,210,434
Schwab U.S. Large-Cap Growth ETF	76,289	9,163,072
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	108,231	3,409,277
Vanguard Dividend Appreciation ETF	227,184	29,667,959
Vanguard Energy ETF (C)	127,750	6,117,948
Vanguard FTSE All World ex-US Small-Cap ETF	20,064	2,159,890
Vanguard FTSE Developed Markets ETF (C)	183,427	7,680,088
Vanguard FTSE Emerging Markets ETF	549,023	24,261,326
Vanguard Global ex-U.S. Real Estate ETF	38,795	1,928,112
Vanguard Health Care ETF	67,326	13,968,125
Vanguard Information Technology ETF (C)	33,997	11,156,116
Vanguard Intermediate-Term Corporate Bond ETF	482,060	46,465,763
Vanguard Materials ETF	28,818	3,884,378
Vanguard Mid-Cap ETF	288,621	51,905,599
Vanguard Real Estate ETF (C)	65,832	5,381,766
Vanguard S&P 500 ETF	14,189	4,554,953
Vanguard Short-Term Bond ETF	28,694	2,386,193
Vanguard Short-Term Corporate Bond ETF	61,263	5,090,343
Vanguard Small-Cap ETF	216,580	34,319,267
Vanguard Total Bond Market ETF	323,681	28,632,821
Xtrackers USD High Yield Corporate Bond ETF	663,601	32,357,185
		410,562,131
Fixed income - 1.0%
Fidelity Inflation Protected Bond Index Fund	817,193	9,005,464
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $375,220,917)		$419,567,595
SHORT-TERM INVESTMENTS - 3.4%
Short-term funds - 3.4%
John Hancock Collateral Trust, 0.2611% (D)(E)	2,991,179	29,943,797
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0399% (D)	483,679	483,679
TOTAL SHORT-TERM INVESTMENTS (Cost $30,427,473)		$30,427,476
Total Investments (Multi-Index Lifestyle Growth Portfolio) (Cost $864,289,907) - 103.3%		$923,888,297
Other assets and liabilities, net - (3.3%)		(29,298,314)
TOTAL NET ASSETS - 100.0%		$894,589,983
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 8-31-20.
(D)	The rate shown is the annualized seven-day yield as of 8-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Multi-Index Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 25.4%
Equity - 25.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,317,759	$65,727,502
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $59,934,898)		$65,727,502
UNAFFILIATED INVESTMENT COMPANIES - 74.6%
Exchange-traded funds - 70.4%
Invesco Senior Loan ETF (C)	444,010	9,710,499
iShares Global Infrastructure ETF	9,063	360,164
iShares JP Morgan USD Emerging Markets Bond ETF	137,966	15,670,178
iShares MSCI Global Min Vol Factor ETF	145,506	13,540,788
iShares Preferred & Income Securities ETF	78,899	2,895,593
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	98,074	3,089,331
Vanguard Dividend Appreciation ETF	70,415	9,195,495
Vanguard Energy ETF	25,493	1,220,860
Vanguard FTSE Developed Markets ETF	73,549	3,079,497
Vanguard FTSE Emerging Markets ETF	4,013	177,334
Vanguard Global ex-U.S. Real Estate ETF	7,572	376,328
Vanguard Intermediate-Term Corporate Bond ETF	483,230	46,578,540
Vanguard Materials ETF	5,274	710,882
Vanguard Mid-Cap ETF	31,781	5,715,495
Vanguard Real Estate ETF (C)	12,803	1,046,645
Vanguard S&P 500 ETF	4,726	1,517,141
Vanguard Short-Term Bond ETF	17,458	1,451,807
Vanguard Short-Term Corporate Bond ETF	81,345	6,758,956
Vanguard Small-Cap ETF	20,486	3,246,212
Vanguard Total Bond Market ETF	373,015	32,996,907
Xtrackers USD High Yield Corporate Bond ETF	463,555	22,602,942
		181,941,594
Fixed income - 4.2%
Fidelity Inflation Protected Bond Index Fund	970,475	10,694,638
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $180,325,180)		$192,636,232
SHORT-TERM INVESTMENTS - 3.2%
Short-term funds - 3.2%
John Hancock Collateral Trust, 0.2611% (D)(E)	782,081	7,829,181
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0399% (D)	543,149	543,149
TOTAL SHORT-TERM INVESTMENTS (Cost $8,372,327)		$8,372,330
Total Investments (Multi-Index Lifestyle Moderate Portfolio) (Cost $248,632,405) - 103.2%		$266,736,064
Other assets and liabilities, net - (3.2%)		(8,314,868)
TOTAL NET ASSETS - 100.0%		$258,421,196
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 8-31-20.
(D)	The rate shown is the annualized seven-day yield as of 8-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Real Estate Securities Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 99.0%
Real estate – 99.0%
Equity real estate investment trusts – 99.0%
Diversified REITs – 2.2%
Essential Properties Realty Trust, Inc.	390,443	$6,625,818
Health care REITs – 10.2%
Healthcare Trust of America, Inc., Class A	118,168	3,118,454
Medical Properties Trust, Inc.	231,802	4,306,881
Omega Healthcare Investors, Inc.	191,805	5,940,201
Sabra Health Care REIT, Inc.	221,458	3,284,222
Welltower, Inc.	249,167	14,332,086
		30,981,844
Industrial REITs – 16.6%
EastGroup Properties, Inc.	68,176	9,078,316
Prologis, Inc.	330,034	33,617,261
Rexford Industrial Realty, Inc.	164,058	7,871,503
		50,567,080
Office REITs – 7.3%
Alexandria Real Estate Equities, Inc.	86,016	14,483,374
Cousins Properties, Inc.	54,929	1,639,631
Highwoods Properties, Inc.	167,113	6,226,630
		22,349,635
Residential REITs – 19.5%
American Homes 4 Rent, Class A	227,882	6,526,540
Equity LifeStyle Properties, Inc.	135,857	9,005,961
Essex Property Trust, Inc.	36,120	7,820,341
Invitation Homes, Inc.	371,398	10,633,125
Mid-America Apartment Communities, Inc.	90,007	10,541,620
Sun Communities, Inc.	55,798	8,318,366
UDR, Inc.	181,765	6,327,240
		59,173,193
Retail REITs – 12.8%
Agree Realty Corp.	110,533	7,396,868
Kimco Realty Corp.	586,560	7,032,854
NETSTREIT Corp. (A)(B)	114,546	2,100,774
Realty Income Corp.	145,777	9,042,547
Regency Centers Corp.	135,895	5,396,390
Simon Property Group, Inc.	117,884	7,998,429
		38,967,862
Specialized REITs – 30.4%
American Tower Corp.	15,633	3,894,962
CyrusOne, Inc.	83,337	6,961,140
Digital Realty Trust, Inc.	79,387	12,356,587
Equinix, Inc.	37,675	29,754,962
Extra Space Storage, Inc.	120,267	12,814,449
Gaming and Leisure Properties, Inc.	320,231	11,640,397
Life Storage, Inc.	95,285	10,045,898
SBA Communications Corp.	15,995	4,895,590
		92,363,985
		301,029,417
TOTAL COMMON STOCKS (Cost $238,019,536)		$301,029,417

The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Real Estate Securities Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.1%
Short-term funds – 1.1%
John Hancock Collateral Trust, 0.2611% (C)(D)	107,994	$1,081,100
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0399% (C)	2,429,902	2,429,902
TOTAL SHORT-TERM INVESTMENTS (Cost $3,511,002)		$3,511,002
Total Investments (Real Estate Securities Fund) (Cost $241,530,538) – 100.1%		$304,540,419
Other assets and liabilities, net – (0.1%)		(344,528)
TOTAL NET ASSETS – 100.0%		$304,195,891
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-20.
(C)	The rate shown is the annualized seven-day yield as of 8-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Science & Technology Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 93.9%
Communication services – 17.3%
Entertainment – 1.4%
Activision Blizzard, Inc.	15,155	$1,265,746
NetEase, Inc., ADR	2,045	996,344
Netflix, Inc. (A)	1,655	876,422
Spotify Technology SA (A)	620	174,939
Take-Two Interactive Software, Inc. (A)	1,075	184,029
Zynga, Inc., Class A (A)(B)	156,670	1,419,430
		4,916,910
Interactive media and services – 15.7%
58.com, Inc., ADR (A)	104,330	5,775,709
Alphabet, Inc., Class C (A)	10,632	17,374,602
Baidu, Inc., ADR (A)	21,248	2,646,863
Facebook, Inc., Class A (A)	78,281	22,951,986
Mail.Ru Group, Ltd., GDR (A)	208,425	6,288,968
NAVER Corp.	4,647	1,258,310
Pinterest, Inc., Class A (A)	6,795	249,988
Tencent Holdings, Ltd.	6,200	423,574
		56,970,000
Media – 0.2%
News Corp., Class A	60,467	914,261
		62,801,171
Consumer discretionary – 18.3%
Automobiles – 0.4%
Tesla, Inc. (A)	3,025	1,507,418
Internet and direct marketing retail – 17.9%
Alibaba Group Holding, Ltd., ADR (A)	17,441	5,006,090
Amazon.com, Inc. (A)	5,604	19,339,180
Booking Holdings, Inc. (A)	5,569	10,639,296
Delivery Hero SE (A)(C)	24,769	2,664,659
Etsy, Inc. (A)	16,612	1,988,456
Expedia Group, Inc.	3,325	326,349
JD.com, Inc., ADR (A)	5,590	439,598
Naspers, Ltd., N Shares	16,159	2,946,347
Tongcheng-Elong Holdings, Ltd. (A)	645,600	1,263,553
Trip.com Group, Ltd., ADR (A)	311,885	9,431,402
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Zalando SE (A)(C)	124,436	$10,901,619
		64,946,549
		66,453,967
Health care – 1.3%
Health care equipment and supplies – 0.9%
Intuitive Surgical, Inc. (A)	4,349	3,178,423
Health care technology – 0.4%
Veeva Systems, Inc., Class A (A)	5,350	1,510,145
		4,688,568
Industrials – 0.2%
Aerospace and defense – 0.2%
The Boeing Company	3,651	627,315
Electrical equipment – 0.0%
Bloom Energy Corp., Class A (A)	11,295	176,880
		804,195
Information technology – 56.8%
Communications equipment – 0.1%
F5 Networks, Inc. (A)	1,095	144,901
Telefonaktiebolaget LM Ericsson, ADR (B)	21,825	254,261
		399,162
Electronic equipment, instruments and components – 1.0%
Amphenol Corp., Class A	5,125	562,725
Cognex Corp.	5,215	360,826
Flex, Ltd. (A)	42,080	456,989
IPG Photonics Corp. (A)	2,760	446,375
Samsung SDI Company, Ltd.	4,918	1,867,344
		3,694,259
IT services – 10.9%
Adyen NV (A)(C)	345	581,550
Akamai Technologies, Inc. (A)	2,100	244,503
Fidelity National Information Services, Inc.	9,482	1,430,360
Fiserv, Inc. (A)	13,110	1,305,494
Global Payments, Inc.	8,294	1,464,886
Mastercard, Inc., Class A	4,630	1,658,420
MongoDB, Inc. (A)(B)	15,725	3,676,505
Okta, Inc. (A)	28,995	6,244,653
PayPal Holdings, Inc. (A)	27,130	5,538,318
Shopify, Inc., Class A (A)	2,445	2,607,397
Square, Inc., Class A (A)	31,340	5,000,610
Twilio, Inc., Class A (A)	29,825	8,045,592
Wix.com, Ltd. (A)	5,362	1,579,806
		39,378,094
Semiconductors and semiconductor equipment – 14.6%
Advanced Micro Devices, Inc. (A)	46,550	4,227,671
Applied Materials, Inc.	80,401	4,952,702
ASML Holding NV, NYRS	1,250	467,725
Cree, Inc. (A)(B)	9,430	595,033
KLA Corp.	1,405	288,222
Lam Research Corp.	9,880	3,323,039
Marvell Technology Group, Ltd.	29,370	1,138,969
Maxim Integrated Products, Inc.	57,156	3,911,757
Micron Technology, Inc. (A)	217,849	9,914,308
NVIDIA Corp.	16,497	8,825,565
NXP Semiconductors NV	4,590	577,238
Qorvo, Inc. (A)	4,965	636,861
QUALCOMM, Inc.	62,982	7,501,156
Skyworks Solutions, Inc.	19,190	2,779,672
STMicroelectronics NV, NYRS (B)	30,430	920,508
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	8,935	708,099
Teradyne, Inc.	14,425	1,225,692

The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Texas Instruments, Inc.	6,125	$870,669
		52,864,886
Software – 21.3%
Alteryx, Inc., Class A (A)	7,075	854,872
Atlassian Corp. PLC, Class A (A)	24,260	4,652,098
Autodesk, Inc. (A)	1,370	336,609
Avalara, Inc. (A)	1,260	166,837
Citrix Systems, Inc.	29,166	4,234,903
Cloudflare, Inc., Class A (A)	4,565	174,657
Coupa Software, Inc. (A)	1,055	345,766
Crowdstrike Holdings, Inc., Class A (A)	41,150	5,173,790
Datadog, Inc., Class A (A)	5,735	479,159
DocuSign, Inc. (A)	10,515	2,344,845
HubSpot, Inc. (A)	10,980	3,290,486
Intuit, Inc.	4,963	1,714,171
Microsoft Corp.	53,746	12,121,335
NortonLifeLock, Inc.	68,235	1,604,887
Palo Alto Networks, Inc. (A)	1,340	344,929
Paycom Software, Inc. (A)	17,966	5,380,098
RingCentral, Inc., Class A (A)	20,280	5,896,816
salesforce.com, Inc. (A)	44,666	12,178,185
ServiceNow, Inc. (A)	860	414,537
Slack Technologies, Inc., Class A (A)(B)	52,710	1,730,996
Splunk, Inc. (A)	7,745	1,698,711
TeamViewer AG (A)(C)	30,560	1,654,728
Varonis Systems, Inc. (A)	6,180	763,415
Workday, Inc., Class A (A)	9,404	2,254,233
Zendesk, Inc. (A)	3,505	337,812
Zoom Video Communications, Inc., Class A (A)	8,075	2,625,183
Zscaler, Inc. (A)	31,845	4,564,662
		77,338,720
Technology hardware, storage and peripherals – 8.9%
Apple, Inc.	145,300	18,749,512
Pure Storage, Inc., Class A (A)(B)	405,980	6,195,255
Samsung Electronics Company, Ltd.	164,781	7,482,069
		32,426,836
		206,101,957
Real estate – 0.0%
Equity real estate investment trusts – 0.0%
Equinix, Inc.	230	181,649
TOTAL COMMON STOCKS (Cost $229,845,444)		$341,031,507
PREFERRED SECURITIES – 0.5%
Communication services – 0.3%
Media – 0.3%
Airbnb, Inc., Series E (A)(D)(E)	16,398	1,235,097
Industrials – 0.2%
Road and rail – 0.2%
DiDi Chuxing, Inc. (A)(D)(E)	16,798	684,435
TOTAL PREFERRED SECURITIES (Cost $1,987,267)		$1,919,532
EXCHANGE-TRADED FUNDS – 0.2%
iShares Expanded Tech Sector ETF	1,600	523,551
TOTAL EXCHANGE-TRADED FUNDS (Cost $397,914)		$523,551
TERM LOANS (F) – 0.1%
Communication services – 0.1%
Airbnb, Inc., Term Loan (1 and 3 month LIBOR + 7.500%) 8.500%, 04/17/2025	$320,000	337,600
TOTAL TERM LOANS (Cost $312,358)		$337,600
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 8.2%
Short-term funds – 6.3%
John Hancock Collateral Trust, 0.2611% (G)(H)	737,546	$7,383,356
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0399% (G)	2,452,520	2,452,520
T. Rowe Price Government Reserve Fund, 0.1398% (G)	13,155,970	13,155,970
		22,991,846
Repurchase agreement – 1.9%
Repurchase Agreement with State Street Corp. dated 8-31-20 at 0.000% to be repurchased at $6,724,000 on 9-1-20, collateralized by $6,821,200 U.S. Treasury Notes, 0.375% due 3-31-22 (valued at $6,858,537)	$6,724,000	6,724,000
TOTAL SHORT-TERM INVESTMENTS (Cost $29,713,457)		$29,715,846
Total Investments (Science & Technology Fund) (Cost $262,256,440) – 102.9%		$373,528,036
Other assets and liabilities, net – (2.9%)		(10,368,324)
TOTAL NET ASSETS – 100.0%		$363,159,712
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	The rate shown is the annualized seven-day yield as of 8-31-20.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 96.0%
Communication services – 9.4%
Diversified telecommunication services – 1.3%
Alaska Communications Systems Group, Inc.	7,707	$17,264
Altice Europe NV (A)	123,118	543,568
Anterix, Inc. (A)	1,790	78,295
AT&T, Inc.	637,324	18,998,628
ATN International, Inc.	1,496	86,768
Bandwidth, Inc., Class A (A)	2,512	395,590
BCE, Inc.	5,987	257,317
BT Group PLC	829,621	1,155,169
Cellnex Telecom SA (A)(B)	47,921	3,078,642
CenturyLink, Inc.	88,359	949,859

The accompanying notes are an integral part of the financial statements.	58

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
China Telecom Corp., Ltd., H Shares	1,541,296	$502,799
China Tower Corp., Ltd., H Shares (B)	5,162,400	983,434
China Unicom Hong Kong, Ltd.	713,816	506,067
Chunghwa Telecom Company, Ltd.	444,479	1,643,182
Cincinnati Bell, Inc. (A)	6,593	99,291
Cogent Communications Holdings, Inc.	5,524	371,544
Consolidated Communications Holdings, Inc. (A)	9,728	75,684
Deutsche Telekom AG	625,894	11,032,654
Elisa OYJ	47,142	2,774,575
HKT Trust & HKT, Ltd.	501,322	716,353
Iliad SA	2,479	528,744
Infrastrutture Wireless Italiane SpA (B)	27,596	269,180
Iridium Communications, Inc. (A)(C)	15,434	432,306
Koninklijke KPN NV	705,544	1,851,482
LG Uplus Corp.	25,915	260,320
Liberty Latin America, Ltd., Class A (A)(C)	7,210	70,658
Liberty Latin America, Ltd., Class C (A)	13,739	131,070
Nippon Telegraph & Telephone Corp.	101,100	2,300,591
Ooma, Inc. (A)	2,999	40,906
Orange Polska SA (A)	110,226	215,859
Orange SA	334,282	3,734,193
ORBCOMM, Inc. (A)	10,815	43,368
PCCW, Ltd.	554,000	347,191
Proximus SADP	35,487	700,835
Singapore Telecommunications, Ltd.	106,650	180,025
Singapore Telecommunications, Ltd.	229,178	385,300
Spark New Zealand, Ltd.	697,366	2,264,013
Swisscom AG	3,280	1,816,125
Telecom Italia SpA	963,136	458,738
Telecom Italia SpA, Savings Shares	693,600	327,965
Telefonica Deutschland Holding AG	194,625	538,466
Telefonica SA	931,387	3,669,720
Telekom Malaysia BHD	145,218	144,440
Telekomunikasi Indonesia Persero Tbk PT	6,547,560	1,288,352
Telenor ASA	92,369	1,503,282
Telia Company AB	544,308	2,098,393
Telstra Corp., Ltd.	768,676	1,633,967
TELUS Corp.	15,848	291,846
TPG Telecom, Ltd. (A)(C)	68,136	413,588
True Corp. PCL, NVDR	1,675,000	178,914
United Internet AG	19,222	946,111
Verizon Communications, Inc.	370,140	21,938,198
Vonage Holdings Corp. (A)	30,365	347,679
		95,618,508
Entertainment – 1.4%
Activision Blizzard, Inc.	107,460	8,975,059
Alibaba Pictures Group, Ltd. (A)	1,390,500	196,963
AMC Entertainment Holdings, Inc., Class A (C)	7,327	43,083
Bilibili, Inc., ADR (A)(C)	11,300	533,925
Bollore SA	147,196	553,334
CD Projekt SA (A)	11,318	1,345,800
Cinemark Holdings, Inc.	42,835	627,533
Electronic Arts, Inc. (A)	40,264	5,615,620
Eros International PLC (A)(C)	10,274	31,952
Glu Mobile, Inc. (A)	17,058	135,441
HUYA, Inc., ADR (A)(C)	7,100	203,912
IMAX Corp. (A)	6,632	101,934
iQIYI, Inc., ADR (A)(C)	25,800	558,570
Konami Holdings Corp. (C)	7,300	281,081
Liberty Media Corp.-Liberty Braves, Class A (A)	1,906	37,339
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Liberty Media Corp.-Liberty Braves, Class C (A)	4,312	$83,782
Live Nation Entertainment, Inc. (A)	19,815	1,125,492
NCSoft Corp.	1,977	1,371,584
NetEase, Inc., ADR	9,504	4,630,444
Netflix, Inc. (A)	61,340	32,483,210
Netmarble Corp. (A)(B)	2,573	360,188
Nexon Company, Ltd.	38,000	889,177
Nintendo Company, Ltd.	8,739	4,704,270
Pearl Abyss Corp. (A)	700	107,124
Square Enix Holdings Company, Ltd.	7,200	474,430
Take-Two Interactive Software, Inc. (A)	15,892	2,720,551
Tencent Music Entertainment Group, ADR (A)	42,400	662,712
The Marcus Corp.	3,187	49,940
The Walt Disney Company	251,920	33,220,690
Toho Company, Ltd.	8,700	330,573
Ubisoft Entertainment SA (A)	15,159	1,247,560
Vivendi SA	138,939	3,955,552
World Wrestling Entertainment, Inc., Class A	12,473	549,685
		108,208,510
Interactive media and services – 5.2%
58.com, Inc., ADR (A)	11,100	614,496
Alphabet, Inc., Class A (A)	58,248	94,916,863
Alphabet, Inc., Class C (A)	56,775	92,780,570
Auto Trader Group PLC (B)	89,403	668,366
Autohome, Inc., ADR	6,900	553,656
Baidu, Inc., ADR (A)	32,000	3,986,240
CarGurus, Inc. (A)	11,345	276,591
Cars.com, Inc. (A)	9,104	79,023
Eventbrite, Inc., Class A (A)(C)	8,462	90,967
EverQuote, Inc., Class A (A)	1,841	65,356
Facebook, Inc., Class A (A)	466,789	136,862,535
JOYY, Inc., ADR (A)	6,800	580,992
Kakaku.com, Inc.	10,500	280,411
Kakao Corp.	6,759	2,309,426
Liberty TripAdvisor Holdings, Inc., Class A (A)	10,803	30,248
LINE Corp. (A)	4,700	239,534
Momo, Inc., ADR	17,500	357,000
NAVER Corp.	14,789	4,004,549
QuinStreet, Inc. (A)	6,338	83,345
REA Group, Ltd.	9,704	816,155
Scout24 AG (B)	20,178	1,877,049
SEEK, Ltd.	61,559	935,157
SINA Corp. (A)	7,300	297,001
Tencent Holdings, Ltd.	667,512	45,603,321
The Meet Group, Inc. (A)	9,111	57,399
TripAdvisor, Inc.	27,133	634,098
TrueCar, Inc. (A)	14,558	68,859
Twitter, Inc. (A)	152,319	6,181,105
Weibo Corp., ADR (A)	6,400	238,720
Yelp, Inc. (A)	26,812	619,893
Z Holdings Corp.	208,207	1,385,894
		397,494,819
Media – 0.9%
AMC Networks, Inc., Class A (A)	15,996	388,543
Boston Omaha Corp., Class A (A)	1,637	26,699
Cable One, Inc.	1,417	2,607,748
Cardlytics, Inc. (A)(C)	3,396	257,587
Central European Media Enterprises, Ltd., Class A (A)	11,861	49,164
Charter Communications, Inc., Class A (A)	20,764	12,782,526
Cheil Worldwide, Inc.	8,523	130,690

The accompanying notes are an integral part of the financial statements.	59

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
China Literature, Ltd. (A)(B)	35,400	$219,536
Comcast Corp., Class A	627,514	28,118,902
comScore, Inc. (A)	8,391	22,068
CyberAgent, Inc.	7,900	420,901
Cyfrowy Polsat SA (A)	48,277	376,865
Daily Journal Corp. (A)	141	38,803
Dentsu Group, Inc.	16,944	444,332
Discovery, Inc., Series A (A)(C)	22,051	486,555
Discovery, Inc., Series C (A)	43,581	870,313
DISH Network Corp., Class A (A)	35,428	1,258,403
Entercom Communications Corp., Class A	17,130	25,695
Fox Corp., Class A	47,206	1,315,159
Fox Corp., Class B	21,942	609,988
Gannett Company, Inc.	18,734	32,410
Gray Television, Inc. (A)	11,701	181,600
Grupo Televisa SAB (A)	293,197	357,753
Hakuhodo DY Holdings, Inc.	18,200	225,978
Hemisphere Media Group, Inc. (A)	2,692	23,959
iHeartMedia, Inc., Class A (A)(C)	7,929	73,105
Informa PLC (A)	139,709	770,840
ITV PLC	336,869	269,624
JCDecaux SA (A)	14,194	271,061
John Wiley & Sons, Inc., Class A	11,764	372,331
Loral Space & Communications, Inc.	1,793	42,261
Megacable Holdings SAB de CV	36,600	105,709
Meredith Corp. (C)	5,259	73,626
MSG Networks, Inc., Class A (A)(C)	5,230	50,940
MultiChoice Group (A)	54,307	308,958
National CineMedia, Inc.	8,900	32,129
News Corp., Class A	53,566	809,918
News Corp., Class B (C)	16,789	253,010
Omnicom Group, Inc.	29,523	1,596,899
Pearson PLC	71,581	527,408
Publicis Groupe SA (C)	36,285	1,268,992
Quebecor, Inc., Class B	6,626	164,285
Saga Communications, Inc., Class A	659	14,828
Schibsted ASA, B Shares (A)	12,562	496,765
Scholastic Corp.	3,928	88,380
SES SA	64,248	456,610
Shaw Communications, Inc., Class B	17,415	325,643
Sinclair Broadcast Group, Inc., Class A (C)	6,791	141,321
TechTarget, Inc. (A)	3,074	121,976
TEGNA, Inc.	87,366	1,093,822
Telenet Group Holding NV	10,659	413,291
The EW Scripps Company, Class A	7,474	83,111
The Interpublic Group of Companies, Inc.	53,680	953,357
The New York Times Company, Class A (C)	38,859	1,683,760
Tribune Publishing Company	2,282	25,901
ViacomCBS, Inc., Class B	74,478	2,074,212
WideOpenWest, Inc. (A)	7,175	41,256
WPP PLC	115,518	978,410
		67,255,916
Wireless telecommunication services – 0.6%
Advanced Info Service PCL, NVDR	171,200	1,005,582
America Movil SAB de CV, Series L	4,092,400	2,487,383
Axiata Group BHD	352,753	254,473
Boingo Wireless, Inc. (A)	5,893	76,550
China Mobile, Ltd.	715,470	5,006,797
DiGi.Com BHD	395,720	374,712
Empresa Nacional de Telecomunicaciones SA	42,470	257,085
Far EasTone Telecommunications Company, Ltd.	185,595	387,953
Globe Telecom, Inc.	4,445	191,247
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Gogo, Inc. (A)(C)	8,314	$42,734
Intouch Holdings PCL, NVDR (C)	323,300	566,725
KDDI Corp.	129,567	3,766,233
Maxis BHD	300,260	360,085
MTN Group, Ltd.	208,630	752,687
NTT DOCOMO, Inc.	91,600	2,554,264
PLDT, Inc.	11,560	349,538
Rogers Communications, Inc., Class B	12,893	536,339
Shenandoah Telecommunications Company	6,304	348,611
SK Telecom Company, Ltd.	2,434	507,493
Softbank Corp.	150,200	1,973,675
SoftBank Group Corp.	123,152	7,617,720
Spok Holdings, Inc.	2,941	31,880
Taiwan Mobile Company, Ltd.	192,000	664,401
Tele2 AB, B Shares	107,518	1,526,127
Telephone & Data Systems, Inc.	26,288	608,041
TIM Participacoes SA	99,089	259,004
T-Mobile US, Inc. (A)	52,081	6,076,811
Total Access Communication PCL, NVDR	102,100	117,428
Turkcell Iletisim Hizmetleri AS	68,865	133,877
Vodacom Group, Ltd.	78,952	594,290
Vodafone Group PLC	2,497,554	3,662,020
XL Axiata Tbk PT	496,800	83,160
		43,174,925
		711,752,678
Consumer discretionary – 15.2%
Auto components – 0.5%
Adient PLC (A)	35,074	608,183
Aisin Seiki Company, Ltd.	12,700	435,592
American Axle & Manufacturing Holdings, Inc. (A)	14,878	115,751
Aptiv PLC	122,312	10,533,509
BorgWarner, Inc.	94,596	3,839,652
Bridgestone Corp.	42,000	1,329,614
Cheng Shin Rubber Industry Company, Ltd.	205,730	252,520
Cie Generale des Etablissements Michelin SCA	28,445	3,221,667
Continental AG	20,638	2,264,401
Cooper Tire & Rubber Company	6,583	227,574
Cooper-Standard Holdings, Inc. (A)	2,432	44,068
Dana, Inc.	57,839	806,854
Delphi Technologies PLC (A)	23,254	403,922
Denso Corp.	34,016	1,431,045
Dorman Products, Inc. (A)	3,457	292,773
Faurecia SE (A)	12,698	555,969
Fox Factory Holding Corp. (A)	5,058	509,897
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	57,900	186,906
Gentex Corp.	65,943	1,783,758
Gentherm, Inc. (A)	4,244	191,956
Hankook Tire & Technology Company, Ltd.	9,105	225,582
Hanon Systems	22,362	241,483
Hyundai Mobis Company, Ltd.	8,038	1,504,271
JTEKT Corp.	16,000	122,459
Koito Manufacturing Company, Ltd.	8,176	395,124
LCI Industries	3,211	364,866
Lear Corp.	14,684	1,672,948
Magna International, Inc.	10,599	516,156
Modine Manufacturing Company (A)	6,951	47,058
Motorcar Parts of America, Inc. (A)	2,598	45,231
NGK Spark Plug Company, Ltd.	12,300	210,234
Pirelli & C. SpA (A)(B)(C)	45,712	197,730
Standard Motor Products, Inc.	2,698	122,597

The accompanying notes are an integral part of the financial statements.	60

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Stanley Electric Company, Ltd. (C)	10,300	$294,095
Stoneridge, Inc. (A)	3,496	70,619
Sumitomo Electric Industries, Ltd.	59,400	697,380
Sumitomo Rubber Industries, Ltd.	13,200	126,892
Tenneco, Inc., Class A (A)(C)	7,073	57,503
The Goodyear Tire & Rubber Company	93,024	892,565
The Yokohama Rubber Company, Ltd.	9,300	146,000
Toyoda Gosei Company, Ltd.	5,100	110,788
Toyota Industries Corp.	11,529	669,694
Valeo SA	38,376	1,178,507
Visteon Corp. (A)	11,113	838,254
Workhorse Group, Inc. (A)(C)	8,472	153,428
XPEL, Inc. (A)	2,266	56,423
		39,993,498
Automobiles – 1.1%
Astra International Tbk PT	2,677,808	939,616
BAIC Motor Corp., Ltd., H Shares (B)	191,700	91,886
Bayerische Motoren Werke AG	62,218	4,483,404
Brilliance China Automotive Holdings, Ltd.	352,300	317,366
BYD Company, Ltd., H Shares	74,694	778,637
Daimler AG	160,757	8,242,479
Dongfeng Motor Group Company, Ltd., H Shares	315,680	219,431
Ferrari NV	14,511	2,832,654
Fiat Chrysler Automobiles NV (A)	126,508	1,402,140
Ford Motor Company	1,782,428	12,156,159
Ford Otomotiv Sanayi AS	4,263	49,208
Geely Automobile Holdings, Ltd.	684,000	1,455,743
General Motors Company	574,652	17,026,939
Great Wall Motor Company, Ltd., H Shares	360,250	392,147
Guangzhou Automobile Group Company, Ltd., H Shares	341,346	293,706
Harley-Davidson, Inc.	41,249	1,143,010
Honda Motor Company, Ltd.	128,127	3,261,955
Hyundai Motor Company	17,995	2,650,223
Isuzu Motors, Ltd.	43,300	427,839
Kia Motors Corp.	31,762	1,129,657
Mazda Motor Corp.	44,480	283,112
Mitsubishi Motors Corp.	51,200	122,313
NIO, Inc., ADR (A)(C)	105,300	2,003,859
Nissan Motor Company, Ltd.	182,125	733,998
Peugeot SA (A)	98,595	1,699,837
Renault SA (A)	32,206	918,566
Subaru Corp.	48,400	1,005,778
Suzuki Motor Corp.	28,900	1,183,108
Thor Industries, Inc.	14,865	1,403,702
Toyota Motor Corp.	166,600	11,002,996
Volkswagen AG	6,079	1,095,322
Winnebago Industries, Inc.	4,068	219,591
Yamaha Motor Company, Ltd.	22,000	345,427
		81,311,808
Distributors – 0.1%
Core-Mark Holding Company, Inc.	5,879	196,476
Funko, Inc., Class A (A)(C)	3,556	20,767
Genuine Parts Company	33,281	3,143,058
Jardine Cycle & Carriage, Ltd.	4,854	67,549
LKQ Corp. (A)	70,126	2,225,799
Pool Corp.	10,755	3,525,919
Weyco Group, Inc.	934	16,812
		9,196,380
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	20,764	689,365
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
American Public Education, Inc. (A)	1,946	$61,182
Aspen Group, Inc. (A)	2,859	36,538
Benesse Holdings, Inc.	5,600	142,702
Carriage Services, Inc.	2,248	49,771
China East Education Holdings, Ltd. (B)	64,000	141,097
China Education Group Holdings, Ltd.	70,000	137,292
China Yuhua Education Corp., Ltd. (B)	136,000	130,374
Cogna Educacao	208,780	217,221
Collectors Universe, Inc.	1,317	58,593
Franchise Group, Inc. (C)	2,558	62,824
Graham Holdings Company, Class B	1,151	492,570
Grand Canyon Education, Inc. (A)	12,741	1,198,164
GSX Techedu, Inc., ADR (A)(C)	9,000	768,600
H&R Block, Inc.	25,734	373,143
Houghton Mifflin Harcourt Company (A)	15,620	35,301
K12, Inc. (A)	5,222	194,311
Koolearn Technology Holding, Ltd. (A)(B)(C)	27,500	131,438
Laureate Education, Inc., Class A (A)	14,099	176,519
New Oriental Education & Technology Group, Inc., ADR (A)	16,600	2,434,058
OneSpaWorld Holdings, Ltd.	6,414	44,449
Perdoceo Education Corp. (A)(C)	9,106	130,853
Regis Corp. (A)	3,306	24,431
Service Corp. International	47,973	2,189,967
Strategic Education, Inc.	8,858	908,565
TAL Education Group, ADR (A)	44,662	3,296,502
Universal Technical Institute, Inc. (A)	4,144	29,215
Vivint Smart Home, Inc. (A)(C)	9,196	163,229
WW International, Inc. (A)	18,742	440,062
		14,758,336
Hotels, restaurants and leisure – 1.5%
Accel Entertainment, Inc. (A)	5,691	67,495
Accor SA (A)	31,735	972,799
Aristocrat Leisure, Ltd.	106,135	2,211,013
Asset World Corp. PCL, NVDR	922,200	117,545
BBX Capital Corp.	1,833	28,228
BJ's Restaurants, Inc.	2,530	79,746
Bloomin' Brands, Inc.	11,592	166,229
Boyd Gaming Corp.	32,174	861,620
Brinker International, Inc.	5,770	259,881
Caesars Entertainment, Inc. (A)	57,110	2,615,638
Carnival Corp. (C)	63,332	1,043,711
Carrols Restaurant Group, Inc. (A)	5,294	35,258
Century Casinos, Inc. (A)	4,200	25,830
Chipotle Mexican Grill, Inc. (A)	3,430	4,494,260
Choice Hotels International, Inc.	8,497	843,667
Churchill Downs, Inc.	14,414	2,518,991
Chuy's Holdings, Inc. (A)	2,337	51,975
Compass Group PLC	166,318	2,691,350
Cracker Barrel Old Country Store, Inc. (C)	9,521	1,273,053
Crown Resorts, Ltd.	69,179	458,713
Darden Restaurants, Inc.	17,362	1,504,765
Dave & Buster's Entertainment, Inc.	6,185	102,857
Del Taco Restaurants, Inc. (A)	4,405	37,046
Denny's Corp. (A)	7,242	82,993
Dine Brands Global, Inc.	2,090	124,480
Domino's Pizza, Inc.	5,229	2,138,452
Dunkin' Brands Group, Inc.	22,112	1,682,281
El Pollo Loco Holdings, Inc. (A)	2,390	42,709
Everi Holdings, Inc. (A)	10,899	84,576
Evolution Gaming Group AB (B)	27,415	2,052,012
Fiesta Restaurant Group, Inc. (A)	2,772	27,775
Flutter Entertainment PLC	18,173	3,054,679
Galaxy Entertainment Group, Ltd.	287,000	2,256,167

The accompanying notes are an integral part of the financial statements.	61

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
GAN, Ltd. (A)	996	$20,468
Genting BHD	275,000	231,716
Genting Malaysia BHD	381,760	208,981
Genting Singapore, Ltd.	297,600	152,870
Golden Entertainment, Inc. (A)	2,567	32,960
GVC Holdings PLC	54,405	575,211
Haidilao International Holding, Ltd. (B)(C)	92,000	592,587
Hilton Grand Vacations, Inc. (A)(C)	11,154	244,384
Hilton Worldwide Holdings, Inc.	37,064	3,349,103
Huazhu Group, Ltd., ADR (C)	15,400	688,842
InterContinental Hotels Group PLC	16,135	931,593
International Game Technology PLC (C)	12,946	144,089
Jack in the Box, Inc. (C)	9,079	748,019
Jollibee Foods Corp.	58,630	163,138
Kangwon Land, Inc.	13,043	226,266
La Francaise des Jeux SAEM (B)	14,406	532,783
Las Vegas Sands Corp.	44,921	2,277,944
Lindblad Expeditions Holdings, Inc. (A)	3,786	37,500
Marriott International, Inc., Class A	35,977	3,702,393
Marriott Vacations Worldwide Corp.	15,120	1,431,410
McDonald's Corp.	99,397	21,223,247
McDonald's Holdings Company Japan, Ltd.	5,200	255,159
Melco Resorts & Entertainment, Ltd., ADR	29,000	566,080
MGM Resorts International	65,933	1,483,493
Minor International PCL, NVDR (A)	447,900	322,970
Monarch Casino & Resort, Inc. (A)	1,709	78,631
Nathan's Famous, Inc.	435	22,816
Noodles & Company (A)	4,407	33,537
Norwegian Cruise Line Holdings, Ltd. (A)	36,497	624,464
Oriental Land Company, Ltd. (C)	15,700	2,130,963
Papa John's International, Inc.	10,230	1,005,507
Penn National Gaming, Inc. (A)	52,345	2,674,830
RCI Hospitality Holdings, Inc.	1,333	25,487
Red Robin Gourmet Burgers, Inc. (A)	1,959	21,745
Red Rock Resorts, Inc., Class A	8,755	149,492
Restaurant Brands International, Inc. (C)	10,187	551,934
Royal Caribbean Cruises, Ltd.	22,952	1,580,016
Ruth's Hospitality Group, Inc.	3,680	37,812
Sands China, Ltd.	321,252	1,414,175
Scientific Games Corp. (A)(C)	22,350	462,310
SeaWorld Entertainment, Inc. (A)	6,716	137,006
Shake Shack, Inc., Class A (A)(C)	4,602	314,087
Six Flags Entertainment Corp.	21,209	460,872
SJM Holdings, Ltd.	262,384	359,910
Sodexo SA	14,834	1,058,895
Starbucks Corp.	156,149	13,189,906
Tabcorp Holdings, Ltd.	374,090	997,961
Texas Roadhouse, Inc.	26,141	1,646,622
The Cheesecake Factory, Inc. (C)	5,608	165,604
The Wendy's Company	47,976	1,004,617
Twin River Worldwide Holdings, Inc.	2,447	58,557
Whitbread PLC	18,776	633,221
Wingstop, Inc.	3,876	633,338
Wyndham Destinations, Inc.	22,926	664,625
Wyndham Hotels & Resorts, Inc.	25,069	1,312,613
Wynn Macau, Ltd.	205,750	386,212
Wynn Resorts, Ltd.	12,978	1,134,926
Yum China Holdings, Inc.	41,608	2,401,198
Yum! Brands, Inc.	40,236	3,856,621
		115,381,510
Household durables – 0.7%
Barratt Developments PLC	95,081	663,960
Beazer Homes USA, Inc. (A)	3,833	46,916
Casio Computer Company, Ltd.	15,300	246,485
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Cavco Industries, Inc. (A)	1,143	$218,210
Century Communities, Inc. (A)	3,813	136,048
Coway Company, Ltd.	5,785	388,220
D.R. Horton, Inc.	59,700	4,260,789
Electrolux AB, Series B	48,685	1,056,897
Ethan Allen Interiors, Inc.	3,340	47,562
Garmin, Ltd.	26,198	2,714,375
GoPro, Inc., Class A (A)	17,084	78,416
Green Brick Partners, Inc. (A)	3,309	47,120
Haier Electronics Group Company, Ltd.	147,200	503,633
Hamilton Beach Brands Holding Company, Class B	765	16,715
Helen of Troy, Ltd. (A)	10,105	2,089,916
Hooker Furniture Corp.	1,742	42,940
Husqvarna AB, B Shares	90,182	981,934
Iida Group Holdings Company, Ltd.	11,600	226,412
Installed Building Products, Inc. (A)	3,006	260,981
iRobot Corp. (A)(C)	3,614	267,544
KB Home	34,935	1,249,276
La-Z-Boy, Inc.	5,863	190,548
Legacy Housing Corp. (A)	1,249	19,072
Leggett & Platt, Inc.	23,875	978,875
Lennar Corp., A Shares	49,558	3,707,930
LG Electronics, Inc.	12,856	909,399
LGI Homes, Inc. (A)	2,917	326,296
M/I Homes, Inc. (A)	3,646	155,174
MDC Holdings, Inc.	6,611	286,785
Meritage Homes Corp. (A)	4,860	466,706
Mohawk Industries, Inc. (A)	10,735	991,163
Newell Brands, Inc.	68,882	1,100,734
Nien Made Enterprise Company, Ltd.	19,300	222,848
Nikon Corp.	23,600	184,828
NVR, Inc. (A)	624	2,601,044
Panasonic Corp.	173,520	1,599,014
Persimmon PLC	29,728	1,032,996
PulteGroup, Inc.	45,487	2,028,265
Purple Innovation, Inc. (A)	1,932	36,534
Rinnai Corp.	2,800	259,012
SEB SA	3,786	664,067
Sekisui Chemical Company, Ltd.	28,600	457,553
Sekisui House, Ltd.	49,000	968,007
Sharp Corp.	16,740	207,539
Skyline Champion Corp. (A)	7,179	204,889
Sonos, Inc. (A)	10,412	146,497
Sony Corp.	100,000	7,830,433
Tatung Company, Ltd. (A)	166,000	97,220
Taylor Morrison Home Corp. (A)	51,352	1,208,313
Taylor Wimpey PLC	340,017	549,726
Tempur Sealy International, Inc. (A)	11,658	997,225
The Berkeley Group Holdings PLC	11,742	709,610
The Lovesac Company (A)	1,269	33,590
Toll Brothers, Inc.	31,125	1,314,098
TopBuild Corp. (A)	13,633	2,096,755
TRI Pointe Group, Inc. (A)	51,985	877,507
Tupperware Brands Corp.	6,931	112,906
Turtle Beach Corp. (A)	1,887	36,929
Universal Electronics, Inc. (A)	1,820	74,766
VOXX International Corp. (A)	2,997	18,821
Whirlpool Corp.	11,218	1,993,663
		53,241,686
Internet and direct marketing retail – 5.7%
1-800-Flowers.com, Inc., Class A (A)	3,278	98,111
Alibaba Group Holding, Ltd., ADR (A)	218,756	62,789,535
Amazon.com, Inc. (A)	81,552	281,432,690
B2W Cia Digital (A)	24,500	501,270

The accompanying notes are an integral part of the financial statements.	62

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Baozun, Inc., ADR (A)(C)	5,100	$211,344
Booking Holdings, Inc. (A)	7,967	15,220,555
CarParts.com, Inc. (A)	3,006	42,234
CJ ENM Company, Ltd.	1,318	131,312
Delivery Hero SE (A)(B)	24,037	2,585,910
eBay, Inc.	128,568	7,042,955
Etsy, Inc. (A)	31,959	3,825,492
Expedia Group, Inc.	26,367	2,587,921
Groupon, Inc. (A)	3,062	97,463
GrubHub, Inc. (A)	24,763	1,791,603
JD.com, Inc., ADR (A)	99,000	7,785,360
Just Eat Takeaway.com NV (A)(B)(C)	23,987	2,669,222
Liquidity Services, Inc. (A)	4,168	30,051
Magnite, Inc. (A)	13,584	99,842
Meituan Dianping, Class B (A)	414,100	13,650,473
Mercari, Inc. (A)(C)	6,700	303,792
Naspers, Ltd., N Shares	54,687	9,971,339
Ocado Group PLC (A)	43,101	1,435,478
Overstock.com, Inc. (A)	5,298	463,575
PetMed Express, Inc. (C)	2,547	88,534
Pinduoduo, Inc., ADR (A)	30,000	2,668,200
Prosus NV (A)	96,343	9,656,668
Quotient Technology, Inc. (A)	11,412	99,399
Rakuten, Inc.	67,542	595,203
Shutterstock, Inc.	2,515	126,555
Stamps.com, Inc. (A)	2,161	538,824
Stitch Fix, Inc., Class A (A)(C)	7,379	178,203
The RealReal, Inc. (A)	8,253	132,543
Tongcheng-Elong Holdings, Ltd. (A)	99,200	194,152
Trip.com Group, Ltd., ADR (A)	55,300	1,672,272
Vipshop Holdings, Ltd., ADR (A)	51,400	848,614
Waitr Holdings, Inc. (A)	10,770	43,403
Zalando SE (A)(B)	28,482	2,495,258
ZOZO, Inc.	8,500	239,761
		434,345,116
Leisure products – 0.1%
Acushnet Holdings Corp.	4,468	157,676
American Outdoor Brands, Inc. (A)	1,789	27,246
Bandai Namco Holdings, Inc.	15,700	974,702
Brunswick Corp.	21,309	1,318,814
Callaway Golf Company	12,256	255,660
Clarus Corp.	3,496	44,019
Escalade, Inc.	1,583	28,700
Giant Manufacturing Company, Ltd.	34,661	360,482
Hasbro, Inc.	22,994	1,815,146
HLB, Inc. (A)	5,326	388,383
Johnson Outdoors, Inc., Class A	701	60,083
Malibu Boats, Inc., Class A (A)	2,718	140,928
MasterCraft Boat Holdings, Inc. (A)	2,538	53,070
Mattel, Inc. (A)(C)	93,418	1,003,776
Nautilus, Inc. (A)	4,053	48,028
Polaris, Inc.	15,504	1,566,524
Sega Sammy Holdings, Inc.	13,500	156,321
Shimano, Inc.	5,800	1,228,236
Smith & Wesson Brands, Inc. (A)	7,156	130,669
Sturm Ruger & Company, Inc.	2,172	153,908
Vista Outdoor, Inc. (A)	7,716	149,768
Yamaha Corp.	10,500	511,635
YETI Holdings, Inc. (A)	9,707	498,746
		11,072,520
Multiline retail – 1.1%
Big Lots, Inc.	5,145	242,587
Canadian Tire Corp., Ltd., Class A (C)	2,152	225,124
Central Retail Corp. PCL, NVDR (A)	260,575	249,844
Dillard's, Inc., Class A (C)	1,027	31,026
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multiline retail (continued)
Dollar General Corp.	104,892	$21,175,597
Dollar Tree, Inc. (A)	98,854	9,516,675
Dollarama, Inc.	10,531	411,116
Falabella SA	211,102	665,217
Hyundai Department Store Company, Ltd.	1,735	78,273
Isetan Mitsukoshi Holdings, Ltd.	26,140	143,795
Kohl's Corp. (C)	65,731	1,404,014
Lojas Renner SA	93,025	738,121
Lotte Shopping Company, Ltd.	1,406	89,716
Macy's, Inc. (C)	40,947	285,401
Magazine Luiza SA	85,500	1,454,834
Marui Group Company, Ltd. (C)	14,900	271,876
Next PLC	12,364	990,689
Nordstrom, Inc. (C)	29,173	466,768
Ollie's Bargain Outlet Holdings, Inc. (A)	15,228	1,454,883
Pan Pacific International Holdings Corp.	32,300	760,382
Ryohin Keikaku Company, Ltd.	18,700	292,323
Shinsegae, Inc.	893	152,276
Target Corp.	208,354	31,505,208
Wesfarmers, Ltd.	209,336	7,314,503
Woolworths Holdings, Ltd.	121,584	227,216
		80,147,464
Specialty retail – 2.8%
Aaron's, Inc.	27,035	1,510,986
ABC-Mart, Inc.	2,567	135,176
Abercrombie & Fitch Company, Class A	8,243	107,241
Ace Hardware Indonesia Tbk PT	901,000	95,573
Advance Auto Parts, Inc.	17,164	2,682,905
American Eagle Outfitters, Inc. (C)	61,662	777,558
America's Car-Mart, Inc. (A)	812	81,606
Asbury Automotive Group, Inc. (A)	2,522	266,802
At Home Group, Inc. (A)(C)	6,598	126,088
AutoNation, Inc. (A)	15,501	881,387
AutoZone, Inc. (A)	5,799	6,937,402
Bed Bath & Beyond, Inc. (C)	16,726	203,723
Best Buy Company, Inc.	56,460	6,261,979
Boot Barn Holdings, Inc. (A)(C)	3,789	106,963
Caleres, Inc.	5,209	40,682
Camping World Holdings, Inc., Class A (C)	4,319	125,510
CarMax, Inc. (A)	40,423	4,322,431
Chico's FAS, Inc.	17,067	21,846
Citi Trends, Inc.	1,570	30,348
Conn's, Inc. (A)(C)	2,401	30,685
Designer Brands, Inc., Class A	8,312	58,600
Dick's Sporting Goods, Inc.	17,546	949,590
Fast Retailing Company, Ltd.	4,600	2,742,579
Five Below, Inc. (A)	15,009	1,642,735
Foot Locker, Inc.	28,058	850,999
GameStop Corp., Class A (A)(C)	7,746	51,743
Genesco, Inc. (A)	1,962	38,259
GOME Retail Holdings, Ltd. (A)(C)	1,127,541	161,394
Group 1 Automotive, Inc. (C)	2,286	197,602
GrowGeneration Corp. (A)(C)	4,018	64,107
Guess?, Inc.	5,846	67,229
Haverty Furniture Companies, Inc.	2,323	49,062
Hennes & Mauritz AB, B Shares	173,286	2,773,743
Hibbett Sports, Inc. (A)	2,221	74,115
Hikari Tsushin, Inc.	1,600	386,243
Home Product Center PCL, NVDR	851,200	409,943
Hotai Motor Company, Ltd.	35,000	713,209
Hotel Shilla Company, Ltd.	3,796	224,130
Hudson, Ltd., Class A (A)	5,792	43,672
Industria de Diseno Textil SA	208,750	5,869,470
JD Sports Fashion PLC	40,694	391,618

The accompanying notes are an integral part of the financial statements.	63

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Kingfisher PLC	196,578	$714,870
L Brands, Inc.	57,968	1,704,259
Lithia Motors, Inc., Class A	8,819	2,195,578
Lowe's Companies, Inc.	187,531	30,884,480
Lumber Liquidators Holdings, Inc. (A)	3,871	92,865
MarineMax, Inc. (A)	2,799	82,319
Monro, Inc.	4,338	199,938
Mr. Price Group, Ltd.	31,424	214,146
Murphy USA, Inc. (A)	10,980	1,480,763
National Vision Holdings, Inc. (A)	10,559	396,702
Nitori Holdings Company, Ltd.	6,300	1,319,384
O'Reilly Automotive, Inc. (A)	18,437	8,584,820
Pepkor Holdings, Ltd. (B)	106,611	60,547
Petrobras Distribuidora SA	88,500	344,728
Rent-A-Center, Inc.	6,342	194,699
RH (A)(C)	6,657	2,200,471
Ross Stores, Inc.	88,272	8,039,814
Sally Beauty Holdings, Inc. (A)	45,187	504,287
Shimamura Company, Ltd.	1,700	140,325
Shoe Carnival, Inc.	1,320	43,402
Signet Jewelers, Ltd.	6,921	119,526
Sleep Number Corp. (A)	3,570	171,360
Sonic Automotive, Inc., Class A (C)	3,157	133,415
Sportsman's Warehouse Holdings, Inc. (A)	5,656	88,771
The Buckle, Inc. (C)	3,865	72,430
The Cato Corp., Class A	3,175	25,400
The Children's Place, Inc.	1,883	37,594
The Gap, Inc.	52,878	919,548
The Home Depot, Inc.	267,142	76,146,156
The Michaels Companies, Inc. (A)(C)	9,831	110,599
The ODP Corp.	6,854	160,247
The TJX Companies, Inc.	297,533	16,301,833
Tiffany & Company	27,127	3,323,058
Tilly's, Inc., Class A	3,271	20,738
Topsports International Holdings, Ltd. (B)	144,000	177,828
Tractor Supply Company	28,721	4,274,546
Ulta Beauty, Inc. (A)	13,987	3,247,502
Urban Outfitters, Inc. (A)	27,999	659,096
USS Company, Ltd.	17,100	288,724
Williams-Sonoma, Inc.	20,940	1,837,694
Winmark Corp.	395	61,008
Yamada Denki Company, Ltd.	56,800	304,944
Zhongsheng Group Holdings, Ltd.	66,100	412,231
Zumiez, Inc. (A)	2,796	71,801
		210,871,379
Textiles, apparel and luxury goods – 1.4%
adidas AG (A)	35,753	10,879,541
ANTA Sports Products, Ltd.	126,000	1,242,035
Bosideng International Holdings, Ltd.	376,000	107,582
Burberry Group PLC	37,748	720,724
Carter's, Inc.	11,744	935,057
Cie Financiere Richemont SA	66,313	4,415,082
Columbia Sportswear Company	7,656	655,124
Crocs, Inc. (A)	8,743	348,933
Deckers Outdoor Corp. (A)	11,190	2,281,305
Eclat Textile Company, Ltd.	22,957	303,064
EssilorLuxottica SA (A)	47,666	6,380,808
Feng TAY Enterprise Company, Ltd.	46,796	272,399
Fila Holdings Corp.	5,923	172,414
Formosa Taffeta Company, Ltd.	89,000	95,948
Fossil Group, Inc. (A)	6,457	41,551
G-III Apparel Group, Ltd. (A)	5,864	64,856
Gildan Activewear, Inc. (C)	7,351	142,528
Hanesbrands, Inc.	62,808	960,334
Hermes International	5,307	4,560,996
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Kering SA	12,703	$7,794,100
Kontoor Brands, Inc.	6,753	149,241
Lakeland Industries, Inc. (A)	1,026	20,961
Li Ning Company, Ltd.	243,000	1,026,409
LPP SA (A)	218	424,922
LVMH Moet Hennessy Louis Vuitton SE	46,572	21,871,265
Moncler SpA (A)	22,290	864,095
Movado Group, Inc.	2,297	25,060
NIKE, Inc., Class B	223,776	25,038,297
Oxford Industries, Inc.	2,139	105,945
Pandora A/S	17,540	1,280,354
Pou Chen Corp.	276,971	261,686
Puma SE (A)	15,570	1,290,053
PVH Corp.	12,802	713,840
Ralph Lauren Corp.	8,622	593,452
Rocky Brands, Inc.	1,032	24,851
Shenzhou International Group Holdings, Ltd.	96,300	1,550,493
Skechers U.S.A., Inc., Class A (A)	36,671	1,094,629
Steven Madden, Ltd.	10,739	227,237
Superior Group of Companies, Inc.	1,650	38,181
Tapestry, Inc.	49,823	733,893
The Swatch Group AG	6,486	256,502
The Swatch Group AG, Bearer Shares	3,705	784,026
Under Armour, Inc., Class A (A)	34,004	333,579
Under Armour, Inc., Class C (A)	35,472	313,927
Unifi, Inc. (A)	1,907	23,323
VF Corp.	57,542	3,783,387
Wolverine World Wide, Inc.	10,410	260,042
		105,464,031
		1,155,783,728
Consumer staples – 6.4%
Beverages – 1.1%
Ambev SA	552,405	1,241,235
Anadolu Efes Biracilik Ve Malt Sanayii AS	12,872	34,063
Anheuser-Busch InBev SA/NV	177,978	10,343,992
Anhui Gujing Distillery Company, Ltd., B Shares	12,500	158,618
Arca Continental SAB de CV	53,742	244,297
Asahi Group Holdings, Ltd.	30,361	1,061,077
Becle SAB de CV	67,200	128,798
Brown-Forman Corp., Class B	12,812	937,454
Budweiser Brewing Company APAC, Ltd. (B)	228,100	768,482
Carlsberg A/S, Class B	18,775	2,639,227
Carlsberg Brewery Malaysia BHD	19,500	102,085
Celsius Holdings, Inc. (A)	4,620	89,720
China Resources Beer Holdings Company, Ltd.	169,699	1,103,065
Cia Cervecerias Unidas SA	41,365	271,927
Coca-Cola Amatil, Ltd.	93,425	625,831
Coca-Cola Bottlers Japan Holdings, Inc.	9,600	159,796
Coca-Cola Consolidated, Inc. (C)	618	168,899
Coca-Cola European Partners PLC	40,541	1,668,668
Coca-Cola Femsa SAB de CV	64,358	267,791
Coca-Cola HBC AG (A)	18,609	494,316
Constellation Brands, Inc., Class A	11,800	2,176,864
Craft Brew Alliance, Inc. (A)(C)	1,650	25,773
Davide Campari-Milano NV	66,842	685,304
Diageo PLC	217,933	7,281,386
Fomento Economico Mexicano SAB de CV	236,786	1,377,086
Fraser & Neave Holdings BHD	18,700	137,330
Heineken Holding NV	22,747	1,861,210
Heineken NV	51,230	4,737,886

The accompanying notes are an integral part of the financial statements.	64

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Ito En, Ltd.	4,200	$254,092
Kirin Holdings Company, Ltd. (C)	64,527	1,268,502
MGP Ingredients, Inc.	1,724	61,288
Molson Coors Beverage Company, Class B	13,212	497,300
Monster Beverage Corp. (A)	26,264	2,202,499
National Beverage Corp. (A)(C)	1,547	125,802
NewAge, Inc. (A)(C)	12,498	27,121
Osotspa PCL, NVDR	107,600	134,168
PepsiCo, Inc.	97,477	13,652,629
Pernod Ricard SA	35,598	6,097,213
Primo Water Corp.	20,386	278,880
Remy Cointreau SA	3,778	622,235
Suntory Beverage & Food, Ltd.	10,900	420,675
The Boston Beer Company, Inc., Class A (A)	2,600	2,293,148
The Coca-Cola Company	271,558	13,450,268
Treasury Wine Estates, Ltd.	132,988	905,843
Tsingtao Brewery Company, Ltd., H Shares	49,700	452,048
		83,535,891
Food and staples retailing – 0.9%
Aeon Company, Ltd. (C)	51,300	1,273,498
Alimentation Couche-Tard, Inc., Class B	30,985	1,011,256
Atacadao SA	46,100	164,508
Berli Jucker PCL, NVDR	172,600	205,903
BGF retail Company, Ltd.	946	101,447
Bid Corp., Ltd.	41,193	678,119
BIM Birlesik Magazalar AS	28,365	262,236
BJ's Wholesale Club Holdings, Inc. (A)	51,140	2,271,127
Carrefour SA	101,444	1,631,796
Casey's General Stores, Inc.	9,908	1,762,138
Casino Guichard Perrachon SA (A)	7,242	187,750
Cencosud SA	400,593	592,525
Cia Brasileira de Distribuicao	18,800	217,941
Clicks Group, Ltd.	30,817	417,084
Coles Group, Ltd.	246,212	3,208,806
Colruyt SA	12,903	813,288
Cosmos Pharmaceutical Corp.	1,600	281,783
Costco Wholesale Corp.	19,478	6,771,721
CP ALL PCL, NVDR	840,400	1,717,004
Dairy Farm International Holdings, Ltd.	44,500	186,047
Dino Polska SA (A)(B)	8,233	499,253
E-MART, Inc.	2,376	239,755
Empire Company, Ltd., Class A	6,310	164,239
FamilyMart Company, Ltd.	19,900	441,405
George Weston, Ltd.	2,827	204,231
Grocery Outlet Holding Corp. (A)	17,251	709,534
GS Retail Company, Ltd.	3,299	91,371
HF Foods Group, Inc. (A)	4,800	38,112
ICA Gruppen AB	21,642	1,062,110
Ingles Markets, Inc., Class A	1,918	77,487
J Sainsbury PLC	164,785	404,894
Jeronimo Martins SGPS SA	32,131	528,781
Kobe Bussan Company, Ltd.	4,800	283,930
Koninklijke Ahold Delhaize NV	217,496	6,543,538
Lawson, Inc. (C)	3,900	192,770
Loblaw Companies, Ltd.	6,668	344,608
METRO AG	33,667	333,843
Metro, Inc.	9,229	416,892
Natural Grocers by Vitamin Cottage, Inc.	1,405	16,467
Performance Food Group Company (A)	17,175	627,059
Pick n Pay Stores, Ltd.	42,108	103,525
President Chain Store Corp.	66,274	610,424
PriceSmart, Inc.	2,981	196,001
Puregold Price Club, Inc.	135,400	150,672
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Raia Drogasil SA	25,086	$493,615
Rite Aid Corp. (A)(C)	7,183	93,523
Seven & i Holdings Company, Ltd.	59,146	1,908,161
Shoprite Holdings, Ltd.	61,624	401,992
SpartanNash Company	4,660	93,107
Sprouts Farmers Market, Inc. (A)	31,719	740,639
Sun Art Retail Group, Ltd.	277,300	360,753
Sundrug Company, Ltd.	5,600	208,399
Sysco Corp.	22,394	1,346,775
Tesco PLC	912,778	2,665,530
The Andersons, Inc. (C)	4,229	74,980
The Chefs' Warehouse, Inc. (A)	3,334	49,377
The Kroger Company	34,684	1,237,525
The SPAR Group, Ltd.	23,522	224,038
Tsuruha Holdings, Inc.	2,900	388,133
United Natural Foods, Inc. (A)	7,017	126,657
Village Super Market, Inc., Class A	1,218	30,986
Walgreens Boots Alliance, Inc.	32,507	1,235,916
Wal-Mart de Mexico SAB de CV	636,900	1,525,160
Walmart, Inc.	62,466	8,673,404
Weis Markets, Inc.	1,257	61,882
Welcia Holdings Company, Ltd.	7,400	317,012
Wm Morrison Supermarkets PLC	224,078	573,404
Woolworths Group, Ltd.	232,830	6,822,925
		67,690,771
Food products – 1.5%
a2 Milk Company, Ltd. (A)	279,165	3,484,139
Ajinomoto Company, Inc.	36,600	682,670
Alico, Inc.	815	26,341
Archer-Daniels-Midland Company	39,026	1,746,804
Associated British Foods PLC	33,222	898,338
B&G Foods, Inc. (C)	8,292	258,213
Barry Callebaut AG	382	846,894
BRF SA (A)	66,610	238,184
Calavo Growers, Inc.	2,177	138,174
Calbee, Inc.	6,800	212,048
Cal-Maine Foods, Inc. (A)	4,133	159,492
Campbell Soup Company	11,888	625,428
Charoen Pokphand Foods PCL, NVDR	560,200	581,328
Charoen Pokphand Indonesia Tbk PT (A)	975,003	421,773
China Feihe, Ltd. (B)	104,000	210,332
China Huishan Dairy Holdings Company, Ltd. (A)(D)	280,500	0
China Mengniu Dairy Company, Ltd. (A)	320,353	1,573,218
Chocoladefabriken Lindt & Spruengli AG	13	1,148,856
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	137	1,167,958
CJ CheilJedang Corp.	1,010	345,482
Conagra Brands, Inc.	34,219	1,312,641
Dali Foods Group Company, Ltd. (B)	237,800	145,540
Danone SA	103,524	6,807,381
Darling Ingredients, Inc. (A)	65,213	2,084,860
Farmer Brothers Company (A)	2,476	15,574
Flowers Foods, Inc.	51,848	1,268,202
Fresh Del Monte Produce, Inc.	4,084	94,708
Freshpet, Inc. (A)	5,076	576,634
General Mills, Inc.	42,583	2,723,183
Genting Plantations BHD	34,900	82,775
Gruma SAB de CV, Class B	27,533	325,257
Grupo Bimbo SAB de CV, Series A	195,800	363,020
Hormel Foods Corp.	19,689	1,003,745
Hostess Brands, Inc. (A)	16,023	205,735
Indofood CBP Sukses Makmur Tbk PT	307,600	216,001
Indofood Sukses Makmur Tbk PT	581,417	304,181
Ingredion, Inc.	18,036	1,450,816

The accompanying notes are an integral part of the financial statements.	65

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
IOI Corp. BHD	323,200	$345,474
J&J Snack Foods Corp.	1,960	266,462
JBS SA	127,781	523,392
John B. Sanfilippo & Son, Inc.	1,144	91,108
Kellogg Company	17,574	1,246,172
Kerry Group PLC, Class A	16,134	2,118,704
Kerry Group PLC, Class A (London Stock Exchange)	2,564	338,195
Kikkoman Corp.	11,400	619,189
Kuala Lumpur Kepong BHD	55,800	301,339
Lamb Weston Holdings, Inc.	10,260	644,841
Lancaster Colony Corp.	7,801	1,386,394
Landec Corp. (A)	3,696	37,847
Limoneira Company	2,383	34,482
McCormick & Company, Inc.	8,686	1,791,053
MEIJI Holdings Company, Ltd.	9,000	727,711
Mondelez International, Inc., Class A	100,284	5,858,591
Mowi ASA (C)	56,333	1,102,019
Nestle Malaysia BHD	8,800	293,693
Nestle SA	378,126	45,544,194
NH Foods, Ltd.	6,500	294,452
Nisshin Seifun Group, Inc.	15,500	255,968
Nissin Foods Holdings Company, Ltd.	5,017	502,317
Orion Corp.	2,853	337,165
Orkla ASA	96,463	981,175
Ottogi Corp.	157	79,526
Pilgrim's Pride Corp. (A)	13,954	223,264
Post Holdings, Inc. (A)	17,258	1,519,049
PPB Group BHD	82,620	356,244
QL Resources BHD	93,700	215,393
Sanderson Farms, Inc.	7,960	931,002
Saputo, Inc.	9,050	225,773
Seneca Foods Corp., Class A (A)	951	45,039
Sime Darby Plantation BHD	265,200	324,623
Standard Foods Corp.	47,402	102,969
Thai Union Group PCL, NVDR	447,400	202,062
The Hain Celestial Group, Inc. (A)	21,141	693,213
The Hershey Company	10,355	1,539,167
The J.M. Smucker Company	8,012	962,882
The Kraft Heinz Company	43,778	1,533,981
The Simply Good Foods Company (A)	11,194	278,171
Tiger Brands, Ltd.	19,820	201,135
Tingyi Cayman Islands Holding Corp.	229,100	429,944
Tootsie Roll Industries, Inc. (C)	6,653	212,829
Toyo Suisan Kaisha, Ltd.	7,000	398,000
TreeHouse Foods, Inc. (A)	15,197	650,584
Tyson Foods, Inc., Class A	20,676	1,298,453
Uni-President China Holdings, Ltd.	150,900	137,271
Uni-President Enterprises Corp.	564,805	1,282,726
Universal Robina Corp.	117,870	334,272
Want Want China Holdings, Ltd.	577,912	396,110
WH Group, Ltd. (B)	1,268,770	1,093,560
Wilmar International, Ltd.	93,900	300,419
Yakult Honsha Company, Ltd.	9,400	536,518
Yamazaki Baking Company, Ltd.	9,500	154,932
Yihai International Holding, Ltd. (A)	54,500	855,178
		116,902,151
Household products – 1.7%
Central Garden & Pet Company (A)	1,698	69,092
Central Garden & Pet Company, Class A (A)	4,679	173,872
Church & Dwight Company, Inc.	51,960	4,979,327
Colgate-Palmolive Company	180,994	14,345,584
Energizer Holdings, Inc.	17,145	793,642
Essity AB, B Shares (A)	130,814	4,505,067
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products (continued)
Henkel AG & Company KGaA	19,493	$1,753,877
Kimberly-Clark Corp.	71,962	11,352,725
Kimberly-Clark de Mexico SAB de CV, Class A	185,135	295,360
Lion Corp.	17,600	373,327
Oil-Dri Corp. of America	859	30,082
Pigeon Corp.	9,000	411,232
Reckitt Benckiser Group PLC	66,201	6,645,183
The Clorox Company	26,435	5,908,223
The Procter & Gamble Company	523,129	72,364,435
Unicharm Corp.	31,688	1,380,288
Unilever Indonesia Tbk PT	1,005,225	567,481
Vinda International Holdings, Ltd.	42,000	143,427
WD-40 Company	1,768	361,344
		126,453,568
Personal products – 0.8%
Amorepacific Corp.	3,861	544,959
AMOREPACIFIC Group	3,510	150,403
Beiersdorf AG	18,906	2,185,340
BellRing Brands, Inc. Class A (A)	5,213	101,341
Coty, Inc., Class A	62,891	225,150
Edgewell Personal Care Company (A)	21,770	625,017
elf Beauty, Inc. (A)	3,490	68,160
Hengan International Group Company, Ltd.	76,100	599,209
Inter Parfums, Inc.	2,343	104,662
Kao Corp.	37,800	2,880,261
Kobayashi Pharmaceutical Company, Ltd.	3,900	347,742
Kose Corp.	2,600	305,105
LG Household & Health Care, Ltd.	1,126	1,394,355
Lifevantage Corp. (A)	2,024	30,400
L'Oreal SA	42,109	13,973,856
Medifast, Inc.	1,480	240,826
Natura & Company Holding SA	87,780	790,557
Nu Skin Enterprises, Inc., Class A	13,976	660,646
Pola Orbis Holdings, Inc.	7,100	128,676
Shiseido Company, Ltd.	31,400	1,826,110
The Estee Lauder Companies, Inc., Class A	47,495	10,530,591
Unilever NV	288,703	16,775,555
Unilever PLC	108,984	6,443,340
USANA Health Sciences, Inc. (A)	1,526	119,654
Veru, Inc. (A)	7,259	20,107
		61,072,022
Tobacco – 0.4%
Altria Group, Inc.	130,558	5,710,607
British American Tobacco PLC	213,978	7,212,133
Gudang Garam Tbk PT (A)	63,782	207,966
Hanjaya Mandala Sampoerna Tbk PT	1,227,900	138,994
Imperial Brands PLC	88,284	1,472,987
Japan Tobacco, Inc.	94,200	1,761,246
KT&G Corp.	14,053	982,612
Philip Morris International, Inc.	109,394	8,728,547
Swedish Match AB	36,628	2,781,895
Turning Point Brands, Inc.	1,199	34,651
Universal Corp.	3,161	137,219
Vector Group, Ltd.	17,560	176,829
		29,345,686
		485,000,089
Energy – 2.2%
Energy equipment and services – 0.1%
Archrock, Inc.	17,184	112,727
Aspen Aerogels, Inc. (A)	3,295	28,008
Baker Hughes Company	71,624	1,022,791
Cactus, Inc., Class A	6,314	139,476

The accompanying notes are an integral part of the financial statements.	66

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
ChampionX Corp. (A)	74,549	$763,382
China Oilfield Services, Ltd., H Shares	199,700	156,494
Dialog Group BHD	506,012	435,325
DMC Global, Inc. (C)	1,998	70,789
Dril-Quip, Inc. (A)	4,564	151,205
Exterran Corp. (A)	3,939	18,119
Frank's International NV (A)	21,167	48,896
Halliburton Company	95,927	1,552,099
Helix Energy Solutions Group, Inc. (A)	19,200	68,736
Liberty Oilfield Services, Inc., Class A (C)	8,699	56,109
Matrix Service Company (A)	3,833	35,417
Maxeon Solar Technologies, Ltd. (A)	1,266	26,315
Nabors Industries, Ltd.	967	38,661
National Oilwell Varco, Inc.	42,452	509,424
Newpark Resources, Inc. (A)	13,445	26,218
NexTier Oilfield Solutions, Inc. (A)	21,723	54,742
Oceaneering International, Inc. (A)	13,348	71,946
Oil States International, Inc. (A)	8,310	36,481
Patterson-UTI Energy, Inc.	24,301	93,559
ProPetro Holding Corp. (A)	10,838	68,063
RPC, Inc. (A)	7,961	24,918
Schlumberger NV	151,751	2,884,787
SEACOR Holdings, Inc. (A)	2,584	81,680
Select Energy Services, Inc., Class A (A)	8,356	39,858
Solaris Oilfield Infrastructure, Inc., Class A	4,190	32,598
TechnipFMC PLC	45,990	354,123
Tenaris SA	54,265	317,932
Tidewater, Inc. (A)	6,037	41,474
Transocean, Ltd. (A)(C)	232,578	283,745
U.S. Silica Holdings, Inc.	10,213	45,550
		9,691,647
Oil, gas and consumable fuels – 2.1%
Adaro Energy Tbk PT	1,908,345	141,928
Ampol, Ltd.	46,106	883,033
Antero Midstream Corp.	75,707	512,536
Antero Resources Corp. (A)	32,256	103,864
Apache Corp.	41,271	610,811
Arch Resources, Inc.	2,024	76,244
Ardmore Shipping Corp.	4,983	18,437
Berry Corp.	9,626	37,926
Bonanza Creek Energy, Inc. (A)	2,676	53,627
BP PLC	1,888,840	6,589,740
Brigham Minerals, Inc., Class A	4,314	50,948
Cabot Oil & Gas Corp.	43,583	826,770
Cameco Corp. (C)	14,370	166,467
Canadian Natural Resources, Ltd.	42,144	831,022
Cenovus Energy, Inc.	37,544	177,308
Chesapeake Energy Corp. (A)	1,502	5,993
Chevron Corp.	204,145	17,133,890
China Petroleum & Chemical Corp., H Shares	2,822,139	1,295,762
China Shenhua Energy Company, Ltd., H Shares	395,900	657,431
Cimarex Energy Company	27,495	763,811
Clean Energy Fuels Corp. (A)	18,607	49,122
CNOOC, Ltd.	2,080,116	2,357,198
CNX Resources Corp. (A)	74,817	819,994
Concho Resources, Inc.	21,508	1,117,986
ConocoPhillips	117,265	4,443,171
CONSOL Energy, Inc. (A)	3,775	19,517
Contango Oil & Gas Company (A)	12,658	20,506
Cosan SA	18,494	281,030
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	143,300	65,937
CVR Energy, Inc.	3,946	65,859
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Delek US Holdings, Inc.	8,238	$129,584
Devon Energy Corp.	41,848	454,888
DHT Holdings, Inc.	14,256	75,414
Diamond S Shipping, Inc. (A)	3,682	30,156
Diamondback Energy, Inc.	17,256	672,294
Dorian LPG, Ltd. (A)	4,646	39,212
Ecopetrol SA	892,173	522,283
Empresas COPEC SA	109,404	802,213
Enbridge, Inc.	72,016	2,304,004
ENEOS Holdings, Inc.	239,750	939,548
Energy Fuels, Inc. (A)	16,946	30,842
Eni SpA	292,824	2,720,454
EOG Resources, Inc.	63,644	2,885,619
EQT Corp.	68,819	1,092,158
Equinor ASA	128,440	2,078,379
Equitrans Midstream Corp.	109,448	1,125,125
Exxaro Resources, Ltd.	30,894	249,119
Exxon Mobil Corp.	462,335	18,465,660
Falcon Minerals Corp.	6,887	19,352
Formosa Petrochemical Corp.	132,900	371,077
Frontline, Ltd. (C)	15,321	121,955
Galp Energia SGPS SA	64,318	690,656
Golar LNG, Ltd.	12,096	125,194
Green Plains, Inc. (A)(C)	4,785	64,023
Grupa Lotos SA	15,469	169,546
GS Holdings Corp.	6,220	169,846
Gulfport Energy Corp. (A)	23,098	16,300
Hess Corp.	28,548	1,314,350
HollyFrontier Corp.	16,285	388,723
Idemitsu Kosan Company, Ltd. (C)	15,228	335,246
Imperial Oil, Ltd.	9,527	157,110
Inner Mongolia Yitai Coal Company, Ltd., Class B	123,900	86,672
Inpex Corp.	80,600	511,117
Inter Pipeline, Ltd.	15,434	162,936
International Seaways, Inc.	3,289	55,781
IRPC PCL, NVDR (C)	1,598,800	120,321
Keyera Corp. (C)	8,027	146,589
Kinder Morgan, Inc.	212,665	2,939,030
Koninklijke Vopak NV	13,865	761,273
Kosmos Energy, Ltd.	54,133	79,576
Lundin Energy AB	40,011	979,294
Magnolia Oil & Gas Corp., Class A (A)	17,161	110,517
Marathon Oil Corp.	86,416	456,276
Marathon Petroleum Corp.	71,103	2,521,312
Matador Resources Company (A)(C)	14,706	143,089
MOL Hungarian Oil & Gas PLC (A)(C)	65,368	367,300
Murphy Oil Corp. (C)	39,335	540,463
Neste OYJ	140,344	7,513,366
Noble Energy, Inc.	52,454	521,917
Nordic American Tankers, Ltd. (C)	18,850	82,186
Occidental Petroleum Corp.	98,415	1,253,807
Oil Search, Ltd.	363,623	876,651
OMV AG	28,943	936,899
ONEOK, Inc.	48,103	1,321,870
Origin Energy, Ltd.	325,209	1,339,047
Overseas Shipholding Group, Inc., Class A (A)	9,744	20,560
Ovintiv, Inc.	34,434	381,529
Par Pacific Holdings, Inc. (A)	5,442	47,237
Parkland Corp. (C)	5,374	152,319
PBF Energy, Inc., Class A	40,287	344,857
PDC Energy, Inc. (A)	13,340	201,968
Peabody Energy Corp.	8,839	23,070
Pembina Pipeline Corp.	19,627	486,029

The accompanying notes are an integral part of the financial statements.	67

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Penn Virginia Corp. (A)(C)	2,097	$23,948
PetroChina Company, Ltd., H Shares	2,459,239	848,655
Petroleo Brasileiro SA	435,009	1,772,274
Petronas Dagangan BHD	37,900	187,043
Phillips 66	47,749	2,791,884
Pioneer Natural Resources Company	18,027	1,873,546
Polski Koncern Naftowy ORLEN SA (C)	50,342	692,467
Polskie Gornictwo Naftowe i Gazownictwo SA (C)	291,898	405,851
PTT Exploration & Production PCL, NVDR	200,300	573,468
PTT PCL, NVDR	1,645,500	1,903,983
Range Resources Corp.	28,447	212,215
Renewable Energy Group, Inc. (A)	5,006	167,351
Repsol SA	284,655	2,248,545
REX American Resources Corp. (A)	769	47,509
Royal Dutch Shell PLC, A Shares	384,114	5,654,023
Royal Dutch Shell PLC, B Shares	347,164	4,884,149
Santos, Ltd.	326,994	1,366,533
Scorpio Tankers, Inc. (C)	6,728	79,660
SFL Corp., Ltd.	12,019	105,527
SK Innovation Company, Ltd.	6,678	812,381
SM Energy Company	15,222	36,989
S-Oil Corp.	5,404	256,286
Southwestern Energy Company (A)	71,861	199,774
Suncor Energy, Inc.	54,590	875,968
TC Energy Corp.	33,525	1,567,593
Tellurian, Inc. (A)(C)	21,635	20,095
Thai Oil PCL, NVDR	160,500	214,248
The Williams Companies, Inc.	132,659	2,754,001
TOTAL SE	414,451	16,442,129
Tupras Turkiye Petrol Rafinerileri AS (A)	7,694	83,917
Ultrapar Participacoes SA	84,702	300,558
United Tractors Tbk PT	221,537	349,831
Uranium Energy Corp. (A)	26,843	30,869
Valero Energy Corp.	44,580	2,344,462
W&T Offshore, Inc. (A)	13,455	30,005
Washington H. Soul Pattinson & Company, Ltd. (C)	19,897	306,682
Whiting Petroleum Corp. (A)(C)	13,403	10,716
Woodside Petroleum, Ltd.	173,877	2,506,915
World Fuel Services Corp.	25,314	668,290
WPX Energy, Inc. (A)	109,970	611,433
Yanzhou Coal Mining Company, Ltd., H Shares	180,010	138,392
		160,623,221
		170,314,868
Financials – 11.3%
Banks – 4.9%
1st Source Corp.	2,032	70,002
ABN AMRO Bank NV (B)	83,354	791,672
Absa Group, Ltd.	87,772	397,553
ACNB Corp.	1,360	28,587
Agricultural Bank of China, Ltd., H Shares	3,226,400	1,077,539
Akbank T.A.S. (A)	193,220	128,872
Allegiance Bancshares, Inc.	2,530	64,313
Altabancorp	2,233	46,044
Amalgamated Bank, Class A	2,064	24,293
Amerant Bancorp, Inc. (A)	3,076	40,449
American National Bankshares, Inc.	1,413	31,849
Ameris Bancorp	8,694	213,177
Ames National Corp.	1,213	24,199
AMMB Holdings BHD	213,300	149,465
Aozora Bank, Ltd.	9,370	167,967
Arrow Financial Corp.	1,793	51,369
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Associated Banc-Corp.	41,383	$556,188
Atlantic Capital Bancshares, Inc. (A)	3,148	36,312
Atlantic Union Bankshares Corp.	10,150	236,089
Auburn National Bancorporation, Inc.	402	16,394
Australia & New Zealand Banking Group, Ltd.	523,432	7,052,393
Banc of California, Inc.	6,011	66,061
BancFirst Corp. (C)	2,498	109,912
Banco Bilbao Vizcaya Argentaria SA	1,275,076	3,734,062
Banco Bradesco SA	155,276	539,363
Banco de Chile	12,736,593	1,064,645
Banco de Credito e Inversiones SA	14,607	460,291
Banco do Brasil SA	100,594	599,506
Banco Espirito Santo SA (A)	322,715	516
Banco Santander Brasil SA	48,126	248,426
Banco Santander Chile	18,384,194	707,003
Banco Santander SA	3,178,634	7,077,002
Bancolombia SA	45,705	317,650
BancorpSouth Bank	39,007	841,771
Bangkok Bank PCL, NVDR (C)	68,700	235,645
Bank Central Asia Tbk PT	1,301,730	2,803,885
Bank First Corp. (C)	852	53,165
Bank Hapoalim BM	131,205	793,843
Bank Leumi Le-Israel BM	169,547	867,498
Bank Mandiri Persero Tbk PT	2,459,756	1,005,802
Bank Negara Indonesia Persero Tbk PT	989,853	346,585
Bank of America Corp.	929,336	23,921,109
Bank of China, Ltd., H Shares	9,252,122	3,008,693
Bank of Communications Company, Ltd., H Shares	1,012,976	528,983
Bank of Hawaii Corp.	10,775	593,056
Bank of Marin Bancorp	1,835	58,408
Bank of Montreal	22,961	1,457,210
Bank of the Philippine Islands	121,007	167,450
Bank OZK	32,554	750,044
Bank Polska Kasa Opieki SA (A)(C)	30,947	438,705
Bank Rakyat Indonesia Persero Tbk PT	7,319,010	1,763,237
Bankinter SA	128,639	692,052
BankUnited, Inc.	11,916	278,596
Banner Corp.	4,539	163,949
Banque Cantonale Vaudoise	3,822	408,170
Bar Harbor Bankshares	2,173	44,025
Barclays PLC	1,611,326	2,359,191
BayCom Corp. (A)	2,003	23,205
BCB Bancorp, Inc.	2,588	21,079
BDO Unibank, Inc.	263,070	466,562
Berkshire Hills Bancorp, Inc.	6,044	55,484
BNK Financial Group, Inc.	34,845	148,724
BNP Paribas SA (A)	188,669	8,219,972
BOC Hong Kong Holdings, Ltd.	490,500	1,391,363
Boston Private Financial Holdings, Inc.	10,894	64,710
Bridge Bancorp, Inc.	2,273	45,483
Brookline Bancorp, Inc.	10,377	99,619
Bryn Mawr Bank Corp.	2,617	71,025
Business First Bancshares, Inc.	1,886	27,290
Byline Bancorp, Inc.	3,368	42,572
C&F Financial Corp.	597	19,086
Cadence BanCorp (C)	16,514	156,883
CaixaBank SA	685,085	1,505,036
California Bancorp, Inc. (A)	1,447	18,825
Cambridge Bancorp	918	50,343
Camden National Corp.	1,964	64,134
Canadian Imperial Bank of Commerce (C)	16,066	1,275,574
Capital City Bank Group, Inc.	2,037	41,290
Capitec Bank Holdings, Ltd.	8,624	423,302

The accompanying notes are an integral part of the financial statements.	68

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Capstar Financial Holdings, Inc.	2,735	$27,870
Carter Bank & Trust	3,482	24,687
Cathay General Bancorp	30,132	743,959
CB Financial Services, Inc.	979	18,209
CBTX, Inc.	2,427	38,225
Central Pacific Financial Corp.	3,714	57,530
Central Valley Community Bancorp	1,991	23,952
Century Bancorp, Inc., Class A	440	30,998
Chang Hwa Commercial Bank, Ltd.	609,175	379,595
Chemung Financial Corp.	684	19,638
China CITIC Bank Corp., Ltd., H Shares	1,034,400	432,102
China Construction Bank Corp., H Shares	11,204,296	7,895,819
China Everbright Bank Company, Ltd., H Shares	367,595	131,703
China Merchants Bank Company, Ltd., H Shares	454,674	2,169,228
China Minsheng Banking Corp., Ltd., H Shares	670,700	408,270
ChoiceOne Financial Services, Inc.	1,217	34,697
Chongqing Rural Commercial Bank Company, Ltd., H Shares	282,800	115,229
CIMB Group Holdings BHD	827,100	654,772
CIT Group, Inc.	39,348	773,975
Citigroup, Inc.	247,784	12,666,718
Citizens & Northern Corp.	1,593	27,304
Citizens Financial Group, Inc.	50,778	1,313,627
Citizens Holding Company	969	20,766
City Holding Company	1,936	123,865
Civista Bancshares, Inc.	2,483	33,148
CNB Financial Corp.	2,248	35,856
Codorus Valley Bancorp, Inc.	1,320	17,028
Colony Bankcorp, Inc.	1,680	18,480
Columbia Banking System, Inc.	9,360	261,238
Comerica, Inc.	16,549	654,182
Commerce Bancshares, Inc.	27,032	1,610,296
Commerzbank AG (A)	187,325	1,087,999
Commonwealth Bank of Australia	326,953	16,433,418
Community Bank System, Inc.	6,602	397,242
Community Bankers Trust Corp.	4,271	21,910
Community Trust Bancorp, Inc.	1,991	64,250
Concordia Financial Group, Ltd.	83,900	278,131
ConnectOne Bancorp, Inc. (C)	4,941	74,708
County Bancorp, Inc.	988	19,068
Credicorp, Ltd.	11,500	1,500,520
Credit Agricole SA (A)	193,800	1,986,954
CrossFirst Bankshares, Inc. (A)	6,543	60,392
CTBC Financial Holding Company, Ltd.	2,052,090	1,326,527
Cullen/Frost Bankers, Inc.	15,329	1,064,752
Customers Bancorp, Inc. (A)	3,884	49,599
CVB Financial Corp.	16,676	303,670
Danske Bank A/S (A)	121,158	1,874,675
DBS Group Holdings, Ltd.	87,072	1,334,375
Dime Community Bancshares, Inc.	3,997	51,561
DNB ASA	121,804	1,951,195
E.Sun Financial Holding Company, Ltd.	1,320,083	1,223,866
Eagle Bancorp Montana, Inc.	1,313	23,148
Eagle Bancorp, Inc.	4,223	121,538
East West Bancorp, Inc.	38,102	1,401,392
Enterprise Bancorp, Inc.	1,175	25,533
Enterprise Financial Services Corp.	3,134	93,738
Equity Bancshares, Inc., Class A (A)	2,168	34,471
Erste Group Bank AG	54,947	1,334,319
Esquire Financial Holdings, Inc. (A)	1,265	20,873
Evans Bancorp, Inc.	875	19,950
Farmers & Merchants Bancorp, Inc.	1,123	24,201
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Farmers National Banc Corp.	3,851	$44,903
FB Financial Corp. (C)	4,173	112,671
Fidelity D&D Bancorp, Inc.	652	29,483
Fifth Third Bancorp	84,734	1,750,604
Financial Institutions, Inc.	2,358	40,628
FinecoBank Banca Fineco SpA (A)	70,105	1,061,292
First Bancorp (North Carolina)	3,794	77,587
First Bancorp (Puerto Rico)	28,371	162,566
First Busey Corp.	6,305	112,324
First Business Financial Services, Inc.	1,482	22,971
First Capital, Inc.	506	30,901
First Choice Bancorp	1,670	23,631
First Commonwealth Financial Corp.	12,686	104,025
First Community Bankshares, Inc.	2,440	46,946
First Community Corp.	1,562	19,806
First Financial Bancorp	12,671	173,846
First Financial Bankshares, Inc.	55,015	1,665,579
First Financial Corp.	1,773	60,973
First Financial Holding Company, Ltd.	1,195,252	865,754
First Foundation, Inc.	5,187	78,791
First Horizon National Corp. (C)	182,087	1,738,931
First Internet Bancorp	1,509	22,046
First Interstate BancSystem, Inc., Class A	5,475	179,580
First Merchants Corp.	6,985	178,676
First Mid Bancshares, Inc.	2,004	52,184
First Midwest Bancorp, Inc.	14,905	185,716
First Republic Bank	20,408	2,304,267
First Savings Financial Group, Inc.	376	16,356
First United Corp.	1,312	15,022
Flushing Financial Corp.	3,740	45,366
FNB Corp.	86,998	652,485
Franklin Financial Services Corp.	833	19,859
Fukuoka Financial Group, Inc.	13,600	224,520
Fulton Financial Corp.	64,374	629,578
German American Bancorp, Inc.	3,135	88,877
Glacier Bancorp, Inc.	36,267	1,272,428
Great Southern Bancorp, Inc.	1,442	55,575
Great Western Bancorp, Inc.	7,365	102,594
Grupo Financiero Banorte SAB de CV, Series O (A)	315,150	1,083,049
Grupo Financiero Inbursa SAB de CV, Series O (A)	279,600	204,442
Guaranty Bancshares, Inc.	1,167	30,867
Hana Financial Group, Inc.	36,224	857,321
Hancock Whitney Corp.	34,523	690,805
Hang Seng Bank, Ltd. (C)	101,095	1,588,961
Hanmi Financial Corp.	4,340	41,360
HarborOne Bancorp, Inc.	7,273	62,911
Hawthorn Bancshares, Inc.	32	586
HBT Financial, Inc.	1,498	17,751
Heartland Financial USA, Inc.	4,560	157,001
Heritage Commerce Corp.	7,869	54,532
Heritage Financial Corp.	4,666	93,040
Hilltop Holdings, Inc.	9,396	193,558
Home BancShares, Inc.	61,310	993,835
HomeTrust Bancshares, Inc.	2,431	34,107
Hong Leong Bank BHD	84,000	282,405
Hong Leong Financial Group BHD	29,600	87,796
Hope Bancorp, Inc.	15,390	130,199
Horizon Bancorp, Inc. (C)	5,754	64,330
Howard Bancorp, Inc. (A)	2,382	23,367
HSBC Holdings PLC	1,894,824	8,127,414
Hua Nan Financial Holdings Company, Ltd.	968,493	596,168
Huntington Bancshares, Inc.	120,717	1,135,947

The accompanying notes are an integral part of the financial statements.	69

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Independent Bank Corp. (Massachusetts)	4,259	$267,678
Independent Bank Corp. (Michigan)	3,105	46,296
Independent Bank Group, Inc.	4,853	225,665
Industrial & Commercial Bank of China, Ltd., H Shares	7,069,623	3,940,319
Industrial Bank of Korea	32,913	223,598
ING Groep NV	770,077	6,285,421
International Bancshares Corp.	21,925	692,392
Intesa Sanpaolo SpA (A)	1,712,625	3,686,439
Investar Holding Corp.	1,690	22,984
Investors Bancorp, Inc.	29,913	231,826
Israel Discount Bank, Ltd., Class A	138,430	442,782
Japan Post Bank Company, Ltd. (C)	31,000	249,398
JPMorgan Chase & Co.	362,666	36,335,507
Kasikornbank PCL, NVDR	255,000	693,279
KB Financial Group, Inc.	47,586	1,476,384
KBC Group NV	58,300	3,329,733
KeyCorp	116,097	1,430,315
Komercni banka AS (A)	10,416	250,445
Krung Thai Bank PCL, NVDR	502,700	154,899
Lakeland Bancorp, Inc.	6,504	69,138
Lakeland Financial Corp.	3,056	139,629
Landmark Bancorp, Inc.	863	18,132
LCNB Corp.	2,082	30,522
Live Oak Bancshares, Inc.	3,868	85,792
Lloyds Banking Group PLC	6,555,201	2,471,685
M&T Bank Corp.	15,268	1,576,574
Macatawa Bank Corp.	4,652	34,053
Malayan Banking BHD	503,333	885,041
mBank SA (A)(C)	2,503	127,384
Mebuki Financial Group, Inc.	74,200	179,883
Mediobanca Banca di Credito Finanziario SpA (C)	71,577	622,497
Mega Financial Holding Company, Ltd.	1,271,275	1,268,926
Mercantile Bank Corp.	2,239	48,900
Meridian Corp.	1,135	16,650
Metrocity Bankshares, Inc.	2,487	33,923
Metropolitan Bank & Trust Company	241,964	167,123
Metropolitan Bank Holding Corp. (A)	1,057	32,735
Mid Penn Bancorp, Inc.	923	17,759
Middlefield Banc Corp.	1,114	21,166
Midland States Bancorp, Inc.	3,021	44,137
MidWestOne Financial Group, Inc.	2,140	40,639
Mitsubishi UFJ Financial Group, Inc.	959,300	4,002,557
Mizrahi Tefahot Bank, Ltd.	17,251	351,346
Mizuho Financial Group, Inc.	1,893,600	2,563,381
Moneta Money Bank AS (B)	69,821	175,630
MVB Financial Corp.	1,306	18,545
National Australia Bank, Ltd.	590,289	7,773,428
National Bank Holdings Corp., Class A	3,738	106,309
National Bank of Canada (C)	12,135	667,060
National Bankshares, Inc.	847	21,031
Natwest Group PLC	451,880	672,743
NBT Bancorp, Inc.	5,498	167,524
Nedbank Group, Ltd.	46,001	259,454
Nicolet Bankshares, Inc. (A)	1,232	73,945
Nordea Bank ABP	698,216	5,628,958
Northrim BanCorp, Inc.	1,116	30,032
Norwood Financial Corp.	785	19,429
OceanFirst Financial Corp.	7,650	119,417
OFG Bancorp	6,667	85,604
Old National Bancorp	21,003	293,622
Old Second Bancorp, Inc.	4,748	38,791
Origin Bancorp, Inc.	2,994	70,898
Orrstown Financial Services, Inc.	1,970	27,127
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
OTP Bank NYRT (A)	35,698	$1,202,250
Oversea-Chinese Banking Corp., Ltd.	162,078	1,031,609
Pacific Premier Bancorp, Inc.	11,033	249,235
PacWest Bancorp	31,368	598,501
Park National Corp. (C)	1,821	163,726
Parke Bancorp, Inc.	1,884	23,173
PCB Bancorp	2,412	23,035
Peapack-Gladstone Financial Corp.	2,606	44,302
Penns Woods Bancorp, Inc.	920	19,090
Peoples Bancorp, Inc.	2,478	52,385
Peoples Financial Services Corp.	885	32,249
People's United Financial, Inc.	50,546	534,777
Pinnacle Financial Partners, Inc.	19,200	767,040
Plumas Bancorp	905	17,883
Postal Savings Bank of China Company, Ltd., H Shares (B)	1,160,300	549,289
Powszechna Kasa Oszczednosci Bank Polski SA (A)	147,192	860,040
Preferred Bank	1,820	68,068
Premier Financial Bancorp, Inc.	2,309	29,601
Prosperity Bancshares, Inc.	24,953	1,360,438
Public Bank BHD	373,862	1,472,972
QCR Holdings, Inc.	2,012	60,300
Raiffeisen Bank International AG (A)	28,966	517,556
RBB Bancorp	2,556	33,151
Red River Bancshares, Inc.	753	32,771
Regions Financial Corp.	113,908	1,316,776
Reliant Bancorp, Inc.	2,347	34,032
Renasant Corp.	7,132	180,939
Republic Bancorp, Inc., Class A	1,284	39,496
Resona Holdings, Inc.	165,300	607,611
RHB Bank BHD	204,041	224,016
Richmond Mutual Bancorporation, Inc.	2,103	23,806
Royal Bank of Canada	50,916	3,877,400
S&T Bancorp, Inc.	4,935	99,662
Salisbury Bancorp, Inc.	492	17,569
Sandy Spring Bancorp, Inc.	5,834	139,549
Santander Bank Polska SA (A)	5,963	244,939
SB Financial Group, Inc.	1,267	17,535
Seacoast Banking Corp. of Florida (A)	6,679	135,183
Select Bancorp, Inc. (A)	3,096	23,684
ServisFirst Bancshares, Inc.	6,352	232,801
Seven Bank, Ltd.	46,500	116,752
Shinhan Financial Group Company, Ltd.	55,169	1,373,099
Shinsei Bank, Ltd.	12,400	144,684
Shore Bancshares, Inc.	2,357	22,981
Sierra Bancorp	2,182	38,992
Signature Bank	14,426	1,399,755
Silvergate Capital Corp., Class A (A)	2,209	32,980
Simmons First National Corp., Class A	14,004	239,048
SinoPac Financial Holdings Company, Ltd.	1,182,772	435,562
Skandinaviska Enskilda Banken AB, A Shares (A)	350,650	3,477,162
SmartFinancial, Inc.	1,733	23,863
Societe Generale SA (A)	136,183	2,204,488
South State Corp.	9,114	507,468
Southern First Bancshares, Inc. (A)	1,222	31,650
Southern National Bancorp of Virginia, Inc.	3,208	27,428
Southside Bancshares, Inc.	3,858	106,307
Spirit of Texas Bancshares, Inc. (A)	2,154	26,925
Standard Bank Group, Ltd.	158,810	986,153
Standard Chartered PLC	252,804	1,317,488
Sterling Bancorp	52,366	611,111
Stock Yards Bancorp, Inc.	2,641	113,378

The accompanying notes are an integral part of the financial statements.	70

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.	102,379	$3,010,472
Sumitomo Mitsui Trust Holdings, Inc.	26,438	762,623
Summit Financial Group, Inc.	1,405	20,724
SVB Financial Group (A)	6,131	1,565,735
Svenska Handelsbanken AB, A Shares (A)	335,095	3,371,041
Swedbank AB, A Shares (A)	194,901	3,312,017
Synovus Financial Corp.	39,663	867,430
Taishin Financial Holding Company, Ltd.	1,140,075	514,854
Taiwan Business Bank	649,222	221,116
Taiwan Cooperative Financial Holding Company, Ltd.	1,085,176	741,963
TCF Financial Corp.	40,962	1,101,059
Texas Capital Bancshares, Inc. (A)	20,238	655,509
The Bancorp, Inc. (A)	6,939	65,921
The Bank of East Asia, Ltd.	172,893	389,574
The Bank of Kyoto, Ltd.	4,500	191,572
The Bank of Nova Scotia (C)	43,367	1,874,189
The Bank of NT Butterfield & Son, Ltd.	6,689	168,563
The Chiba Bank, Ltd.	42,200	218,578
The First Bancorp, Inc.	1,740	37,027
The First Bancshares, Inc.	2,791	59,839
The First of Long Island Corp.	3,156	48,492
The PNC Financial Services Group, Inc.	50,497	5,615,266
The Shanghai Commercial & Savings Bank, Ltd.	392,000	559,289
The Shizuoka Bank, Ltd.	33,200	230,551
The Siam Commercial Bank PCL, NVDR	122,400	286,278
The Toronto-Dominion Bank	64,449	3,215,162
TMB Bank PCL, NVDR	3,458,600	104,732
Tompkins Financial Corp.	1,786	118,197
Towne Bank	8,564	151,840
TriCo Bancshares	3,349	92,734
TriState Capital Holdings, Inc. (A)	3,766	52,347
Triumph Bancorp, Inc. (A)	2,927	83,595
Truist Financial Corp.	160,378	6,224,270
Trustmark Corp.	25,268	593,293
Turkiye Garanti Bankasi AS (A)	144,197	132,767
Turkiye Is Bankasi AS, Class C (A)	101,440	67,959
U.S. Bancorp	163,146	5,938,514
UMB Financial Corp.	17,042	915,496
Umpqua Holdings Corp.	59,303	668,938
UniCredit SpA (A)	243,776	2,397,702
United Bankshares, Inc.	50,321	1,315,391
United Community Banks, Inc.	10,190	184,643
United Overseas Bank, Ltd.	57,357	822,431
Unity Bancorp, Inc.	1,520	20,186
Univest Financial Corp.	3,823	61,512
Valley National Bancorp	157,334	1,181,578
Veritex Holdings, Inc.	6,279	112,896
Washington Trust Bancorp, Inc.	2,218	74,037
Webster Financial Corp.	24,282	667,755
Wells Fargo & Company	444,074	10,724,387
WesBanco, Inc.	8,457	187,915
West Bancorporation, Inc.	2,458	43,261
Westamerica Bancorporation	3,344	203,516
Westpac Banking Corp.	666,641	8,513,915
Wintrust Financial Corp.	15,503	674,691
Woori Financial Group, Inc.	65,228	463,489
Yapi ve Kredi Bankasi AS (A)	182,246	50,417
Zions Bancorp NA	19,504	627,249
		373,586,519
Capital markets – 2.2%
3i Group PLC	91,042	1,118,770
Affiliated Managers Group, Inc.	12,721	873,297
Ameriprise Financial, Inc.	14,477	2,269,994
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Amundi SA (A)(B)	10,222	$793,840
Artisan Partners Asset Management, Inc., Class A	7,089	274,415
Assetmark Financial Holdings, Inc. (A)	2,198	53,082
ASX, Ltd.	35,804	2,305,512
B. Riley Financial, Inc.	2,568	68,771
B3 SA - Brasil Bolsa Balcao	241,176	2,588,509
Banco BTG Pactual SA	27,000	395,895
Bangkok Commercial Asset Management PCL, NVDR	257,400	193,256
BGC Partners, Inc., Class A	40,213	101,337
BlackRock, Inc.	18,255	10,846,938
Blucora, Inc. (A)	6,474	77,235
Brightsphere Investment Group, Inc.	8,110	112,405
Brookfield Asset Management, Inc., Class A	48,014	1,620,406
Cboe Global Markets, Inc.	12,984	1,191,801
China Cinda Asset Management Company, Ltd., H Shares	1,040,100	198,429
China Everbright, Ltd.	108,984	167,802
China Galaxy Securities Company, Ltd., H Shares	410,600	247,116
China Huarong Asset Management Company, Ltd., H Shares (B)	1,171,200	134,322
China International Capital Corp., Ltd., H Shares (A)(B)	156,200	370,707
CI Financial Corp.	8,331	118,289
CITIC Securities Company, Ltd., H Shares	252,600	606,124
CME Group, Inc.	42,435	7,463,043
Cohen & Steers, Inc.	3,196	193,358
Cowen, Inc., Class A (C)	3,617	65,432
Credit Suisse Group AG	309,602	3,406,655
Daiwa Securities Group, Inc.	114,018	514,242
Deutsche Bank AG (A)	369,038	3,538,521
Deutsche Boerse AG	35,706	6,755,042
Diamond Hill Investment Group, Inc.	434	53,777
Donnelley Financial Solutions, Inc. (A)	4,203	45,813
E*TRADE Financial Corp.	26,159	1,415,202
Eaton Vance Corp.	30,681	1,258,535
Ellington Financial, Inc.	5,462	68,057
EQT AB	51,459	955,287
Evercore, Inc., Class A	10,916	675,482
FactSet Research Systems, Inc.	10,199	3,573,730
Federated Hermes, Inc.	38,466	919,722
Focus Financial Partners, Inc., Class A (A)	4,163	147,329
Franklin Resources, Inc.	32,825	691,295
GF Securities Company, Ltd., H Shares	150,400	177,813
Greenhill & Company, Inc.	2,146	24,078
Guotai Junan Securities Company, Ltd., H Shares (B)	67,300	104,961
Haitong Securities Company, Ltd., H Shares	317,900	288,629
Hamilton Lane, Inc., Class A	2,895	211,653
Hargreaves Lansdown PLC	31,061	668,648
Hong Kong Exchanges & Clearing, Ltd.	158,877	8,010,632
Houlihan Lokey, Inc.	5,744	336,598
Huatai Securities Company, Ltd., H Shares (B)	171,700	300,965
IGM Financial, Inc. (C)	3,469	84,654
Interactive Brokers Group, Inc., Class A	20,669	1,095,870
Intercontinental Exchange, Inc.	64,758	6,879,242
Invesco, Ltd.	44,531	454,216
Janus Henderson Group PLC	41,331	856,378
Japan Exchange Group, Inc.	40,098	1,039,804
Julius Baer Group, Ltd.	28,539	1,368,347

The accompanying notes are an integral part of the financial statements.	71

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Korea Investment Holdings Company, Ltd.	5,240	$267,896
London Stock Exchange Group PLC	29,372	3,469,447
Macquarie Group, Ltd.	62,234	5,850,886
Magellan Financial Group, Ltd.	23,637	1,031,355
MarketAxess Holdings, Inc.	4,486	2,179,927
Meritz Securities Company, Ltd.	34,687	93,388
Mirae Asset Daewoo Company, Ltd.	37,957	296,412
Moelis & Company, Class A	6,899	220,147
Moody's Corp.	19,082	5,622,320
Morgan Stanley	141,712	7,405,869
MSCI, Inc.	10,061	3,755,469
Nasdaq, Inc.	13,591	1,826,902
Natixis SA (A)	159,204	438,818
NH Investment & Securities Company, Ltd.	14,859	111,829
Noah Holdings, Ltd., ADR (A)	4,000	112,000
Nomura Holdings, Inc.	248,200	1,274,859
Northern Trust Corp.	24,621	2,016,214
Oppenheimer Holdings, Inc., Class A	1,357	33,152
Partners Group Holding AG	2,378	2,422,489
Piper Sandler Companies	2,275	171,649
PJT Partners, Inc., Class A (C)	3,069	181,623
Raymond James Financial, Inc.	14,433	1,092,867
Reinet Investments SCA	18,170	344,905
S&P Global, Inc.	28,508	10,445,901
Safeguard Scientifics, Inc.	3,221	20,099
Samsung Securities Company, Ltd.	8,014	202,954
SBI Holdings, Inc.	18,664	424,323
Schroders PLC	11,762	455,409
Sculptor Capital Management, Inc.	2,550	32,564
SEI Investments Company	33,464	1,752,175
Silvercrest Asset Management Group, Inc., Class A	1,629	20,428
Singapore Exchange, Ltd.	39,200	247,883
St. James's Place PLC	50,556	655,135
Standard Life Aberdeen PLC	219,108	685,601
State Street Corp.	41,651	2,836,017
Stifel Financial Corp.	27,162	1,377,385
StoneX Group, Inc. (A)	2,141	121,395
T. Rowe Price Group, Inc.	26,928	3,748,647
The Bank of New York Mellon Corp.	95,353	3,526,154
The Charles Schwab Corp.	135,593	4,817,619
The Goldman Sachs Group, Inc.	36,626	7,503,569
TMX Group, Ltd.	2,102	220,973
UBS Group AG	466,532	5,675,528
Virtus Investment Partners, Inc.	962	136,508
Waddell & Reed Financial, Inc., Class A (C)	8,308	130,851
Westwood Holdings Group, Inc.	1,284	14,612
WisdomTree Investments, Inc.	19,672	73,573
		165,716,988
Consumer finance – 0.3%
Acom Company, Ltd.	31,200	121,854
American Express Company	78,113	7,935,500
Capital One Financial Corp.	53,881	3,719,405
Curo Group Holdings Corp.	2,527	19,458
Discover Financial Services	36,248	1,924,044
Encore Capital Group, Inc. (A)	4,072	187,068
Enova International, Inc. (A)	3,888	66,407
EZCORP, Inc., Class A (A)	6,559	35,287
FirstCash, Inc.	16,470	984,083
Green Dot Corp., Class A (A)	6,677	347,605
Krungthai Card PCL, NVDR	111,000	109,848
LendingClub Corp. (A)	9,306	49,601
LendingTree, Inc. (A)(C)	2,076	641,359
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Muangthai Capital PCL, NVDR	106,600	$170,610
Navient Corp.	70,868	644,190
Nelnet, Inc., Class A	2,286	149,710
Oportun Financial Corp. (A)	2,661	33,396
PRA Group, Inc. (A)	5,925	276,549
Regional Management Corp. (A)	1,275	23,320
Samsung Card Company, Ltd.	3,627	87,744
SLM Corp.	101,011	771,724
Srisawad Corp. PCL, NVDR	105,900	155,722
Synchrony Financial	63,550	1,576,676
World Acceptance Corp. (A)(C)	666	60,599
		20,091,759
Diversified financial services – 1.0%
Alerus Financial Corp.	2,281	46,966
AMP, Ltd. (A)	634,081	714,739
Banco Latinoamericano de Comercio Exterior SA, Class E	3,946	48,062
Berkshire Hathaway, Inc., Class B (A)	230,056	50,161,410
Cannae Holdings, Inc. (A)	11,047	416,803
Chailease Holding Company, Ltd.	145,335	641,927
Eurazeo SE (A)	6,572	346,914
EXOR NV	12,544	739,825
Far East Horizon, Ltd.	231,300	204,697
FirstRand, Ltd.	586,763	1,305,557
Groupe Bruxelles Lambert SA	26,403	2,436,311
Grupo de Inversiones Suramericana SA	42,903	240,835
Haci Omer Sabanci Holding AS	58,217	61,333
Industrivarden AB, C Shares (A)	34,321	906,983
Investor AB, B Shares	98,319	6,289,021
Jefferies Financial Group, Inc.	60,811	1,066,625
Kinnevik AB, B Shares (A)	52,281	2,027,851
Kinnevik AB, B Shares, Redemption Shares (A)	52,281	42,007
L E Lundbergforetagen AB, B Shares (A)	16,447	753,032
M&G PLC	242,281	559,906
Metro Pacific Investments Corp.	1,896,900	131,451
Mitsubishi UFJ Lease & Finance Company, Ltd.	31,800	150,098
NewStar Financial, Inc. (A)(D)	5,608	570
Onex Corp.	3,218	156,243
ORIX Corp.	104,600	1,300,295
PSG Group, Ltd. (C)	21,382	56,245
Remgro, Ltd.	65,075	335,331
Sofina SA	3,610	1,080,290
Tokyo Century Corp. (C)	3,400	174,473
Wendel SE	4,488	460,454
Yuanta Financial Holding Company, Ltd.	1,140,034	714,695
		73,570,949
Insurance – 2.8%
Admiral Group PLC	17,886	624,070
Aegon NV	356,040	985,862
Aflac, Inc.	86,462	3,140,300
Ageas SA/NV	42,013	1,750,714
AIA Group, Ltd.	1,603,509	16,427,545
Alleghany Corp.	3,854	2,137,274
Allianz SE	78,498	17,033,106
Ambac Financial Group, Inc. (A)	5,999	75,767
American Equity Investment Life Holding Company	11,919	284,983
American Financial Group, Inc.	20,081	1,342,415
American International Group, Inc.	103,788	3,024,382
AMERISAFE, Inc.	2,477	165,290
Aon PLC, Class A	27,847	5,569,122
Argo Group International Holdings, Ltd.	4,277	158,848
Arthur J. Gallagher & Company	22,850	2,406,105

The accompanying notes are an integral part of the financial statements.	72

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Assicurazioni Generali SpA	128,187	$1,991,225
Assurant, Inc.	7,188	873,773
Aviva PLC	519,229	1,956,960
AXA SA	325,424	6,639,970
Baloise Holding AG	5,983	932,074
BB Seguridade Participacoes SA	82,308	396,328
Brighthouse Financial, Inc. (A)	25,272	767,258
Brown & Brown, Inc.	63,345	2,939,208
BRP Group, Inc., Class A (A)	2,763	76,010
Cathay Financial Holding Company, Ltd.	929,890	1,263,006
China Development Financial Holding Corp.	1,510,000	440,379
China Life Insurance Company, Ltd.	322,703	225,565
China Life Insurance Company, Ltd., H Shares	870,076	2,119,531
China Pacific Insurance Group Company, Ltd., H Shares	325,579	903,181
China Reinsurance Group Corp., H Shares	681,300	72,849
China Taiping Insurance Holdings Company, Ltd.	190,600	302,301
Chubb, Ltd.	54,390	6,798,750
Cincinnati Financial Corp.	18,183	1,443,912
Citizens, Inc. (A)	6,439	37,668
CNO Financial Group, Inc.	57,543	937,951
CNP Assurances (A)	29,668	397,766
Crawford & Company, Class A	2,585	17,733
Dai-ichi Life Holdings, Inc.	85,400	1,293,992
DB Insurance Company, Ltd.	6,062	222,477
Direct Line Insurance Group PLC	130,029	513,875
Discovery, Ltd.	49,233	350,384
Donegal Group, Inc., Class A	1,572	22,684
eHealth, Inc. (A)	3,334	210,442
Employers Holdings, Inc.	3,890	126,736
Enstar Group, Ltd. (A)	1,559	279,045
Everest Re Group, Ltd.	4,819	1,060,566
Fairfax Financial Holdings, Ltd.	982	302,720
FBL Financial Group, Inc., Class A	1,364	50,536
FedNat Holding Company	1,928	16,369
First American Financial Corp.	30,005	1,577,363
Fubon Financial Holding Company, Ltd.	782,659	1,142,804
Genworth Financial, Inc., Class A (A)	201,825	609,512
Gjensidige Forsikring ASA (A)	25,867	550,656
Global Indemnity Group LLC, Class A	1,162	26,993
Globe Life, Inc.	11,800	973,264
Goosehead Insurance, Inc., Class A	1,690	173,664
Great-West Lifeco, Inc.	11,497	234,550
Greenlight Capital Re, Ltd., Class A (A)	4,436	32,250
Hannover Rueck SE	11,402	1,944,365
HCI Group, Inc.	813	44,487
Heritage Insurance Holdings, Inc.	3,357	43,809
Horace Mann Educators Corp.	5,432	212,174
Hyundai Marine & Fire Insurance Company, Ltd.	7,698	142,994
iA Financial Corp., Inc.	4,409	158,702
Insurance Australia Group, Ltd.	427,618	1,498,387
Intact Financial Corp.	5,221	559,226
Investors Title Company	197	26,804
IRB Brasil Resseguros SA	83,000	108,020
James River Group Holdings, Ltd.	3,869	188,459
Japan Post Holdings Company, Ltd.	124,900	923,805
Japan Post Insurance Company, Ltd.	18,100	289,241
Kemper Corp.	16,517	1,282,710
Kinsale Capital Group, Inc.	2,718	563,251
Legal & General Group PLC	561,350	1,613,562
Lincoln National Corp.	23,283	839,352
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Loews Corp.	29,165	$1,045,857
Mapfre SA	210,984	399,995
Marsh & McLennan Companies, Inc.	61,483	7,065,012
MBIA, Inc. (A)(C)	9,324	75,618
Medibank Pvt., Ltd.	509,180	1,024,608
Mercury General Corp.	7,305	326,753
MetLife, Inc.	92,962	3,575,319
Momentum Metropolitan Holdings	124,052	110,507
MS&AD Insurance Group Holdings, Inc.	35,468	983,829
Muenchener Rueckversicherungs-Gesellschaft AG	27,169	7,847,690
National General Holdings Corp.	8,887	302,602
National Western Life Group, Inc., Class A	355	78,096
New China Life Insurance Company, Ltd., H Shares	97,100	386,875
NI Holdings, Inc. (A)	1,447	23,615
NN Group NV	58,010	2,180,735
Old Mutual, Ltd.	584,315	384,765
Old Republic International Corp.	76,952	1,239,697
Palomar Holdings, Inc. (A)	2,519	283,010
PICC Property & Casualty Company, Ltd., H Shares	809,848	624,517
Ping An Insurance Group Company of China, Ltd., H Shares	694,110	7,410,596
Porto Seguro SA	11,423	110,216
Poste Italiane SpA (B)	60,561	555,724
Power Corp. of Canada	21,244	424,115
Powszechny Zaklad Ubezpieczen SA (A)	102,508	755,821
Primerica, Inc.	10,982	1,371,103
Principal Financial Group, Inc.	30,692	1,292,440
ProAssurance Corp.	7,139	109,369
Protective Insurance Corp., Class B	1,475	21,181
Prudential Financial, Inc.	47,598	3,225,716
Prudential PLC	243,146	3,919,848
QBE Insurance Group, Ltd.	268,980	2,080,889
Rand Merchant Investment Holdings, Ltd.	96,168	169,987
Reinsurance Group of America, Inc.	18,264	1,674,444
RenaissanceRe Holdings, Ltd.	13,546	2,488,942
RLI Corp. (C)	15,909	1,492,105
RSA Insurance Group PLC	97,640	582,751
Safety Insurance Group, Inc.	1,915	138,646
Sampo OYJ, A Shares	156,495	6,304,191
Samsung Fire & Marine Insurance Company, Ltd.	3,739	588,146
Samsung Life Insurance Company, Ltd.	8,735	449,154
Sanlam, Ltd.	231,302	745,441
SCOR SE (A)	26,655	714,352
Selective Insurance Group, Inc.	23,785	1,422,581
Shin Kong Financial Holding Company, Ltd.	1,303,694	368,655
Sompo Holdings, Inc.	26,560	997,589
Sony Financial Holdings, Inc. (C)	12,100	296,688
State Auto Financial Corp.	2,407	37,140
Stewart Information Services Corp.	3,038	129,631
Sul America SA	34,494	271,872
Sun Life Financial, Inc. (C)	22,157	924,773
Suncorp Group, Ltd.	233,704	1,598,727
Swiss Life Holding AG	4,099	1,657,128
Swiss Re AG	37,668	3,032,517
T&D Holdings, Inc.	43,400	454,268
The Allstate Corp.	37,852	3,520,236
The Hanover Insurance Group, Inc.	10,233	1,048,780
The Hartford Financial Services Group, Inc.	43,150	1,745,418

The accompanying notes are an integral part of the financial statements.	73

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
The People's Insurance Company Group of China, Ltd., H Shares	972,900	$317,033
The Progressive Corp.	70,530	6,703,171
The Travelers Companies, Inc.	30,467	3,535,391
Third Point Reinsurance, Ltd. (A)	10,653	91,190
Tiptree, Inc.	3,902	22,007
Tokio Marine Holdings, Inc.	50,514	2,331,377
Trupanion, Inc. (A)(C)	3,951	247,846
Tryg A/S	21,276	652,889
United Fire Group, Inc.	2,795	70,378
United Insurance Holdings Corp.	2,962	22,422
Universal Insurance Holdings, Inc. (C)	3,624	67,225
Unum Group	24,513	453,000
W.R. Berkley Corp.	17,014	1,055,719
Watford Holdings, Ltd. (A)	2,387	38,192
Willis Towers Watson PLC	15,513	3,188,387
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)	43,900	288,215
Zurich Insurance Group AG	19,088	7,057,738
		215,101,871
Mortgage real estate investment trusts – 0.0%
Anworth Mortgage Asset Corp.	14,316	24,767
Apollo Commercial Real Estate Finance, Inc.	20,203	180,615
Arbor Realty Trust, Inc.	13,406	151,756
Ares Commercial Real Estate Corp.	4,228	42,111
Arlington Asset Investment Corp., Class A	5,849	15,909
ARMOUR Residential REIT, Inc.	8,425	81,638
Blackstone Mortgage Trust, Inc., Class A	17,884	425,103
Broadmark Realty Capital, Inc.	16,711	163,768
Capstead Mortgage Corp.	12,679	78,229
Cherry Hill Mortgage Investment Corp.	2,280	21,797
Chimera Investment Corp.	24,860	221,005
Colony Credit Real Estate, Inc.	11,117	66,924
Dynex Capital, Inc.	3,054	48,375
Granite Point Mortgage Trust, Inc.	7,406	49,176
Great Ajax Corp.	2,946	26,868
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,223	391,609
Invesco Mortgage Capital, Inc.	24,081	72,243
KKR Real Estate Finance Trust, Inc.	3,385	61,607
Ladder Capital Corp.	13,888	103,466
MFA Financial, Inc.	59,082	158,340
New York Mortgage Trust, Inc.	50,119	132,314
Orchid Island Capital, Inc.	9,118	46,593
PennyMac Mortgage Investment Trust	13,065	223,934
Ready Capital Corp.	4,995	51,099
Redwood Trust, Inc.	15,279	105,883
TPG RE Finance Trust, Inc.	7,980	70,384
Two Harbors Investment Corp.	35,802	195,121
Western Asset Mortgage Capital Corp.	7,289	16,546
		3,227,180
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)	7,573	187,659
Bridgewater Bancshares, Inc. (A)	3,523	34,244
Capitol Federal Financial, Inc.	16,878	157,641
Columbia Financial, Inc. (A)	6,248	66,666
ESSA Bancorp, Inc.	1,697	21,722
Essent Group, Ltd.	43,980	1,570,086
Federal Agricultural Mortgage Corp., Class C	1,177	80,213
Flagstar Bancorp, Inc.	4,640	145,789
FS Bancorp, Inc.	701	27,774
Home Bancorp, Inc.	1,303	31,480
HomeStreet, Inc.	3,122	85,449
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Kearny Financial Corp.	10,385	$80,588
Luther Burbank Corp.	2,427	22,547
Merchants Bancorp	1,215	24,762
Meridian Bancorp, Inc.	6,454	75,125
Meta Financial Group, Inc.	4,467	86,124
MMA Capital Holdings, Inc. (A)	803	18,854
Mr. Cooper Group, Inc. (A)	9,950	182,334
New York Community Bancorp, Inc.	124,935	1,130,662
NMI Holdings, Inc., Class A (A)	8,832	151,469
Northfield Bancorp, Inc.	6,265	60,520
Northwest Bancshares, Inc.	15,213	153,803
PCSB Financial Corp.	2,562	32,486
PennyMac Financial Services, Inc.	6,044	318,640
Premier Financial Corp.	5,076	92,764
Provident Financial Services, Inc.	10,071	132,736
Radian Group, Inc.	24,973	385,583
Riverview Bancorp, Inc.	3,872	15,991
Southern Missouri Bancorp, Inc.	1,311	31,044
Standard AVB Financial Corp.	808	14,908
Territorial Bancorp, Inc.	1,300	27,508
The Hingham Institution for Savings	204	37,405
Timberland Bancorp, Inc.	1,369	23,944
TrustCo Bank Corp.	13,102	78,088
Walker & Dunlop, Inc.	3,707	203,069
Washington Federal, Inc.	30,075	705,259
Waterstone Financial, Inc.	3,027	46,888
WSFS Financial Corp.	6,576	192,677
		6,734,501
		858,029,767
Health care – 9.3%
Biotechnology – 1.2%
3SBio, Inc. (A)(B)	147,800	173,219
AbbVie, Inc.	86,983	8,330,362
Abeona Therapeutics, Inc. (A)	8,546	20,083
Achillion Pharmaceuticals, Inc. (A)(D)	17,157	23,243
ADMA Biologics, Inc. (A)(C)	8,480	21,624
Aduro Biotech, Inc. (A)	9,626	29,841
Adverum Biotechnologies, Inc. (A)	9,620	117,364
Aeglea BioTherapeutics, Inc. (A)	5,731	41,693
Affimed NV (A)	10,107	34,869
Agenus, Inc. (A)(C)	18,597	80,990
Aimmune Therapeutics, Inc. (A)	6,182	211,548
Akcea Therapeutics, Inc. (A)	2,269	41,477
Akebia Therapeutics, Inc. (A)	17,185	178,896
Akero Therapeutics, Inc. (A)	1,517	49,454
Albireo Pharma, Inc. (A)	1,846	51,356
Alder Biopharmaceuticals, Inc. (A)(C)(D)	9,683	14,518
Alector, Inc. (A)(C)	6,100	78,812
Alexion Pharmaceuticals, Inc. (A)	10,899	1,244,884
Allakos, Inc. (A)(C)	3,199	286,566
Allogene Therapeutics, Inc. (A)(C)	6,375	227,269
Amgen, Inc.	29,034	7,354,893
Amicus Therapeutics, Inc. (A)	33,397	487,596
AnaptysBio, Inc. (A)	2,896	50,188
Anavex Life Sciences Corp. (A)(C)	7,166	30,384
Anika Therapeutics, Inc. (A)	1,874	71,830
Apellis Pharmaceuticals, Inc. (A)	7,898	243,495
Applied Genetic Technologies Corp. (A)	3,361	17,276
Applied Therapeutics, Inc. (A)	1,765	42,537
Aprea Therapeutics, Inc. (A)	970	26,287
Aravive, Inc. (A)	1,710	9,747
Arcturus Therapeutics Holdings, Inc. (A)	1,734	83,648
Arcus Biosciences, Inc. (A)	4,339	103,268
Arcutis Biotherapeutics, Inc. (A)	1,261	31,613
Ardelyx, Inc. (A)	9,859	56,591

The accompanying notes are an integral part of the financial statements.	74

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Arena Pharmaceuticals, Inc. (A)	7,398	$516,528
Arrowhead Pharmaceuticals, Inc. (A)	40,576	1,713,930
Assembly Biosciences, Inc. (A)	4,107	89,820
Atara Biotherapeutics, Inc. (A)(C)	7,649	103,109
Athenex, Inc. (A)(C)	9,772	112,280
Athersys, Inc. (A)(C)	23,165	50,500
Atreca, Inc., Class A (A)	2,860	40,669
Avid Bioservices, Inc. (A)	7,728	64,838
Avrobio, Inc. (A)	4,105	71,099
Beam Therapeutics, Inc. (A)(C)	1,661	41,708
BeiGene, Ltd., ADR (A)	5,100	1,232,007
Beyondspring, Inc. (A)	1,920	23,866
BioCryst Pharmaceuticals, Inc. (A)(C)	20,519	85,154
Biogen, Inc. (A)	8,054	2,316,653
Biohaven Pharmaceutical Holding Company, Ltd. (A)	6,192	392,511
BioSpecifics Technologies Corp. (A)(C)	859	55,406
Bioxcel Therapeutics, Inc. (A)	1,400	57,050
Black Diamond Therapeutics, Inc. (A)(C)	1,623	46,694
Blueprint Medicines Corp. (A)	7,121	551,379
BrainStorm Cell Therapeutics, Inc. (A)	3,743	47,199
Bridgebio Pharma, Inc. (A)	9,573	285,850
Cabaletta Bio, Inc. (A)	1,943	20,499
Calithera Biosciences, Inc. (A)	8,950	36,069
CareDx, Inc. (A)	5,621	191,957
CASI Pharmaceuticals, Inc. (A)	7,912	13,530
Castle Biosciences, Inc. (A)	1,373	62,787
Catabasis Pharmaceuticals, Inc. (A)	2,792	18,427
Catalyst Biosciences, Inc. (A)	2,659	13,880
Catalyst Pharmaceuticals, Inc. (A)	13,054	42,817
Celltrion, Inc. (A)	11,330	2,827,974
Cellular Biomedicine Group, Inc. (A)	1,810	33,630
CEL-SCI Corp. (A)(C)	4,353	56,284
ChemoCentryx, Inc. (A)	5,841	312,494
Chimerix, Inc. (A)	7,207	20,252
Cidara Therapeutics, Inc. (A)	5,117	16,272
Clovis Oncology, Inc. (A)(C)	9,610	50,068
Coherus Biosciences, Inc. (A)	7,611	144,381
Concert Pharmaceuticals, Inc. (A)	3,993	38,413
Constellation Pharmaceuticals, Inc. (A)	3,574	75,233
Corbus Pharmaceuticals Holdings, Inc. (A)(C)	8,913	82,757
Cortexyme, Inc. (A)(C)	2,080	91,458
Crinetics Pharmaceuticals, Inc. (A)	3,639	58,333
CSL, Ltd.	83,804	17,585,492
Cue Biopharma, Inc. (A)	3,678	65,726
Cyclerion Therapeutics, Inc. (A)	3,136	21,388
Cytokinetics, Inc. (A)(C)	7,377	176,753
CytomX Therapeutics, Inc. (A)	6,110	44,603
Deciphera Pharmaceuticals, Inc. (A)	4,915	221,224
Denali Therapeutics, Inc. (A)	8,283	264,228
DermTech, Inc. (A)	1,279	15,054
Dicerna Pharmaceuticals, Inc. (A)	8,570	158,716
Dyadic International, Inc. (A)	2,932	23,309
Dynavax Technologies Corp. (A)(C)	11,854	70,887
Eagle Pharmaceuticals, Inc. (A)	1,461	57,972
Editas Medicine, Inc. (A)	7,324	258,025
Eidos Therapeutics, Inc. (A)	1,455	62,972
Eiger BioPharmaceuticals, Inc. (A)	3,289	36,738
Emergent BioSolutions, Inc. (A)	17,836	2,034,196
Enanta Pharmaceuticals, Inc. (A)	2,530	132,041
Epizyme, Inc. (A)(C)	11,769	152,997
Esperion Therapeutics, Inc. (A)(C)	3,411	123,137
Exelixis, Inc. (A)	82,582	1,834,972
Exicure, Inc. (A)	8,616	17,146
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Fate Therapeutics, Inc. (A)(C)	8,235	$299,754
Fennec Pharmaceuticals, Inc. (A)(C)	3,284	17,996
FibroGen, Inc. (A)	10,914	489,275
Five Prime Therapeutics, Inc. (A)	3,900	16,653
Flexion Therapeutics, Inc. (A)(C)	4,599	53,624
Fortress Biotech, Inc. (A)	8,498	33,610
Frequency Therapeutics, Inc. (A)(C)	3,748	72,486
G1 Therapeutics, Inc. (A)(C)	4,535	69,612
Galapagos NV (A)	9,816	1,317,875
Genmab A/S (A)	11,410	4,305,854
Geron Corp. (A)(C)	25,529	52,334
Gilead Sciences, Inc.	61,893	4,131,358
Gossamer Bio, Inc. (A)	6,612	91,907
Grifols SA	57,054	1,546,778
Gritstone Oncology, Inc. (A)	4,286	14,187
Halozyme Therapeutics, Inc. (A)	17,814	516,517
Harpoon Therapeutics, Inc. (A)	1,465	20,158
Helixmith Company, Ltd. (A)	2,897	120,015
Heron Therapeutics, Inc. (A)	11,567	165,408
Homology Medicines, Inc. (A)	4,541	48,271
Hookipa Pharma, Inc. (A)	1,883	16,834
Ideaya Biosciences, Inc. (A)	1,721	20,824
IGM Biosciences, Inc. (A)(C)	943	40,549
ImmunoGen, Inc. (A)	22,807	84,386
Immunovant, Inc. (A)	2,554	86,734
Incyte Corp. (A)	8,905	857,997
Innovent Biologics, Inc. (A)(B)	109,500	727,518
Inovio Pharmaceuticals, Inc. (A)(C)	18,877	226,335
Insmed, Inc. (A)(C)	13,312	375,265
Intellia Therapeutics, Inc. (A)(C)	5,810	125,380
Intercept Pharmaceuticals, Inc. (A)(C)	3,408	169,991
Invitae Corp. (A)	15,156	529,854
Ironwood Pharmaceuticals, Inc. (A)	21,090	213,009
IVERIC bio, Inc. (A)	6,223	27,941
Jounce Therapeutics, Inc. (A)	2,497	12,085
Kadmon Holdings, Inc. (A)	21,377	106,885
KalVista Pharmaceuticals, Inc. (A)	1,986	26,017
Karuna Therapeutics, Inc. (A)	2,039	155,780
Karyopharm Therapeutics, Inc. (A)	9,244	140,601
Keros Therapeutics, Inc. (A)	938	50,221
Kezar Life Sciences, Inc. (A)	3,755	18,249
Kindred Biosciences, Inc. (A)	5,640	27,974
Kiniksa Pharmaceuticals, Ltd., Class A (A)	2,540	44,882
Kodiak Sciences, Inc. (A)	3,790	199,316
Krystal Biotech, Inc. (A)	1,587	75,874
Kura Oncology, Inc. (A)	7,026	174,877
Ligand Pharmaceuticals, Inc. (A)(C)	6,212	633,624
MacroGenics, Inc. (A)	6,322	182,959
Madrigal Pharmaceuticals, Inc. (A)(C)	1,155	124,394
Magenta Therapeutics, Inc. (A)	2,477	18,008
MannKind Corp. (A)(C)	29,264	50,919
MediciNova, Inc. (A)(C)	6,053	31,718
Medytox, Inc.	45	9,442
MEI Pharma, Inc. (A)	14,051	38,219
MeiraGTx Holdings PLC (A)	2,816	36,636
Mersana Therapeutics, Inc. (A)	6,040	115,726
Minerva Neurosciences, Inc. (A)	4,829	15,356
Mirati Therapeutics, Inc. (A)(C)	4,823	720,412
Molecular Templates, Inc. (A)	3,269	37,953
Momenta Pharmaceuticals, Inc. (A)	15,478	807,487
Morphic Holding, Inc. (A)	1,845	48,893
Myriad Genetics, Inc. (A)	9,451	126,360
NantKwest, Inc. (A)(C)	3,868	28,236
Natera, Inc. (A)	9,165	583,902
Neoleukin Therapeutics, Inc. (A)	4,029	51,209

The accompanying notes are an integral part of the financial statements.	75

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Neubase Therapeutics, Inc. (A)	2,571	$20,645
NextCure, Inc. (A)	2,170	19,508
Novavax, Inc. (A)(C)	7,646	843,660
Nymox Pharmaceutical Corp. (A)(C)	5,801	14,619
Oncocyte Corp. (A)	6,165	7,706
OPKO Health, Inc. (A)(C)	52,719	170,810
Orgenesis, Inc. (A)	2,747	14,477
ORIC Pharmaceuticals, Inc. (A)	1,172	29,359
Ovid therapeutics, Inc. (A)	5,884	33,774
Oyster Point Pharma, Inc. (A)	692	15,750
Passage Bio, Inc. (A)	1,811	29,990
PDL BioPharma, Inc. (A)	15,772	52,836
PeptiDream, Inc. (A)	7,400	300,442
Pfenex, Inc. (A)	4,823	60,432
Pieris Pharmaceuticals, Inc. (A)	7,301	20,881
Precigen, Inc. (A)(C)	9,096	55,031
Precision BioSciences, Inc. (A)	6,176	34,833
Prevail Therapeutics, Inc. (A)	1,983	24,292
Principia Biopharma, Inc. (A)	3,862	386,239
Protagonist Therapeutics, Inc. (A)	3,023	67,715
Prothena Corp. PLC (A)	4,211	54,575
PTC Therapeutics, Inc. (A)	8,113	400,985
Puma Biotechnology, Inc. (A)(C)	4,190	43,115
Radius Health, Inc. (A)(C)	6,046	74,849
RAPT Therapeutics, Inc. (A)	1,486	39,528
Regeneron Pharmaceuticals, Inc. (A)	4,978	3,086,012
REGENXBIO, Inc. (A)	4,497	137,248
Replimune Group, Inc. (A)	2,316	62,532
Retrophin, Inc. (A)	5,526	108,254
REVOLUTION Medicines, Inc. (A)	1,956	55,433
Rhythm Pharmaceuticals, Inc. (A)	4,481	132,234
Rigel Pharmaceuticals, Inc. (A)	23,696	59,003
Rocket Pharmaceuticals, Inc. (A)(C)	4,504	115,167
Rubius Therapeutics, Inc. (A)	5,135	24,725
Sangamo Therapeutics, Inc. (A)(C)	15,257	168,361
Savara, Inc. (A)	6,721	9,813
Scholar Rock Holding Corp. (A)	3,057	46,161
Selecta Biosciences, Inc. (A)(C)	9,568	24,877
Seres Therapeutics, Inc. (A)	6,171	163,470
Sorrento Therapeutics, Inc. (A)(C)	23,106	185,079
Spectrum Pharmaceuticals, Inc. (A)	15,957	67,179
Spero Therapeutics, Inc. (A)	2,094	22,762
SpringWorks Therapeutics, Inc. (A)	2,815	125,014
Stemline Therapeutics, Inc. (A)(C)(D)	5,969	1,970
Stoke Therapeutics, Inc. (A)	1,649	48,431
Sutro Biopharma, Inc. (A)	2,569	25,716
Syndax Pharmaceuticals, Inc. (A)	3,615	58,961
Syros Pharmaceuticals, Inc. (A)(C)	5,606	74,280
TCR2 Therapeutics, Inc. (A)	2,309	46,688
TG Therapeutics, Inc. (A)	12,704	315,123
Translate Bio, Inc. (A)	6,667	93,938
Turning Point Therapeutics, Inc. (A)	3,658	285,982
Twist Bioscience Corp. (A)	3,945	275,874
Ultragenyx Pharmaceutical, Inc. (A)(C)	7,449	633,612
United Therapeutics Corp. (A)	11,852	1,267,690
UNITY Biotechnology, Inc. (A)(C)	4,612	14,482
UroGen Pharma, Ltd. (A)(C)	2,618	65,686
Vanda Pharmaceuticals, Inc. (A)(C)	7,113	73,193
Vaxart, Inc. (A)	6,063	35,954
VBI Vaccines, Inc. (A)(C)	22,990	97,937
Veracyte, Inc. (A)	6,620	220,512
Verastem, Inc. (A)(C)	22,166	27,929
Vericel Corp. (A)	5,969	94,609
Vertex Pharmaceuticals, Inc. (A)	12,797	3,571,899
Viela Bio, Inc. (A)	2,641	88,975
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Viking Therapeutics, Inc. (A)(C)	8,762	$58,618
Vir Biotechnology, Inc. (A)(C)	6,089	246,483
Voyager Therapeutics, Inc. (A)	3,535	41,678
X4 Pharmaceuticals, Inc. (A)	2,322	19,458
XBiotech, Inc. (A)(C)	1,902	35,986
Xencor, Inc. (A)	7,311	261,368
XOMA Corp. (A)(C)	894	17,004
Y-mAbs Therapeutics, Inc. (A)	3,961	170,442
Zai Lab, Ltd., ADR (A)	6,100	484,157
Zentalis Pharmaceuticals, Inc. (A)	1,361	46,818
ZIOPHARM Oncology, Inc. (A)(C)	28,405	79,818
		93,201,911
Health care equipment and supplies – 2.4%
Abbott Laboratories	173,538	18,997,205
ABIOMED, Inc. (A)	4,411	1,356,912
Accelerate Diagnostics, Inc. (A)(C)	4,141	50,437
Accuray, Inc. (A)	12,944	30,160
AK Medical Holdings, Ltd. (B)	44,000	112,162
Alcon, Inc. (A)	62,507	3,556,455
Align Technology, Inc. (A)	7,032	2,088,363
Alphatec Holdings, Inc. (A)	6,324	37,881
Ambu A/S, Class B (C)	28,626	842,488
AngioDynamics, Inc. (A)	5,085	47,621
Antares Pharma, Inc. (A)	22,126	62,617
Apyx Medical Corp. (A)	4,869	22,349
Asahi Intecc Company, Ltd.	15,300	454,058
Aspira Women's Health, Inc. (A)	6,567	18,814
AtriCure, Inc. (A)	5,136	229,733
Atrion Corp.	188	118,763
Avanos Medical, Inc. (A)	19,137	620,039
Axogen, Inc. (A)	5,026	59,659
Axonics Modulation Technologies, Inc. (A)	3,991	168,660
Baxter International, Inc.	49,921	4,346,621
Becton, Dickinson and Company	28,930	7,023,336
BioLife Solutions, Inc. (A)	1,098	23,409
BioMerieux	6,946	1,050,397
BioSig Technologies, Inc. (A)(C)	3,029	22,445
Boston Scientific Corp. (A)	140,167	5,749,650
Cantel Medical Corp.	14,979	786,098
Cardiovascular Systems, Inc. (A)	4,580	149,629
Carl Zeiss Meditec AG, Bearer Shares	7,553	852,520
Cerus Corp. (A)	21,398	136,305
Cochlear, Ltd.	11,830	1,671,731
Co-Diagnostics, Inc. (A)(C)	3,468	37,801
Coloplast A/S, B Shares	20,816	3,530,838
CONMED Corp.	3,568	307,954
CryoLife, Inc. (A)	4,871	98,492
CryoPort, Inc. (A)(C)	4,424	245,444
Cutera, Inc. (A)	2,420	39,615
CytoSorbents Corp. (A)	4,677	39,474
Danaher Corp.	61,734	12,746,219
Demant A/S (A)	19,354	577,266
Dentsply Sirona, Inc.	21,494	964,436
DexCom, Inc. (A)	9,055	3,852,088
DiaSorin SpA	2,901	525,139
Edwards Lifesciences Corp. (A)	60,794	5,218,557
Electromed, Inc. (A)	1,019	12,615
Fisher & Paykel Healthcare Corp., Ltd.	217,977	5,398,593
FONAR Corp. (A)	964	24,457
GenMark Diagnostics, Inc. (A)	8,935	115,887
Glaukos Corp. (A)(C)	5,562	266,030
Globus Medical, Inc., Class A (A)	20,376	1,151,652
GN Store Nord A/S	22,461	1,627,790
Haemonetics Corp. (A)	13,569	1,216,597
Hartalega Holdings BHD	216,800	861,079

The accompanying notes are an integral part of the financial statements.	76

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Heska Corp. (A)	927	$96,037
Hill-Rom Holdings, Inc.	17,923	1,680,998
Hologic, Inc. (A)	25,332	1,512,827
Hoya Corp.	29,700	2,921,710
ICU Medical, Inc. (A)	5,217	1,044,652
IDEXX Laboratories, Inc. (A)	8,333	3,258,703
Inogen, Inc. (A)(C)	2,447	73,973
Integer Holdings Corp. (A)	4,290	297,125
Integra LifeSciences Holdings Corp. (A)	18,964	906,290
IntriCon Corp. (A)	1,353	16,425
Intuitive Surgical, Inc. (A)	11,441	8,361,540
Invacare Corp.	4,765	32,307
iRadimed Corp. (A)	906	19,207
iRhythm Technologies, Inc. (A)	3,550	781,639
Koninklijke Philips NV (A)	184,701	8,740,261
Lantheus Holdings, Inc. (A)	8,682	116,512
LeMaitre Vascular, Inc. (C)	2,250	72,630
LivaNova PLC (A)	19,503	914,691
Masimo Corp. (A)	13,407	3,003,168
Medtronic PLC	131,571	14,139,935
Meridian Bioscience, Inc. (A)	5,609	79,311
Merit Medical Systems, Inc. (A)	7,127	349,936
Mesa Laboratories, Inc. (C)	525	129,108
Misonix, Inc. (A)	2,149	28,345
Natus Medical, Inc. (A)	4,470	81,175
Neogen Corp. (A)	6,922	527,456
Nevro Corp. (A)	4,396	604,626
NuVasive, Inc. (A)	20,544	1,070,959
Olympus Corp.	91,524	1,811,668
OraSure Technologies, Inc. (A)	8,229	96,444
Orthofix Medical, Inc. (A)	2,506	76,032
OrthoPediatrics Corp. (A)(C)	1,589	80,086
Penumbra, Inc. (A)	8,903	1,862,062
Pulse Biosciences, Inc. (A)	2,014	19,918
Quidel Corp. (A)	10,292	1,810,980
Quotient, Ltd. (A)	8,073	40,849
Repro-Med Systems, Inc. (A)	3,326	28,903
ResMed, Inc.	14,193	2,565,811
Rockwell Medical, Inc. (A)(C)	10,548	13,818
SeaSpine Holdings Corp. (A)	3,735	49,713
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	289,200	673,859
Shockwave Medical, Inc. (A)	3,529	224,233
SI-BONE, Inc. (A)	3,447	75,214
Siemens Healthineers AG (B)(C)	28,143	1,282,161
Sientra, Inc. (A)	6,578	25,260
Silk Road Medical, Inc. (A)	4,176	254,652
Smith & Nephew PLC	81,515	1,645,023
Sonova Holding AG (A)	6,957	1,626,599
STAAR Surgical Company (A)	5,936	284,631
Stereotaxis, Inc. (A)	6,234	21,944
STERIS PLC	8,334	1,330,440
Straumann Holding AG	1,312	1,294,851
Stryker Corp.	31,625	6,266,810
Surgalign Holdings, Inc. (A)	8,366	18,573
Surmodics, Inc. (A)	1,795	81,224
Sysmex Corp.	13,100	1,144,222
Tactile Systems Technology, Inc. (A)	2,425	93,193
Teleflex, Inc.	4,555	1,789,887
Terumo Corp.	50,746	2,064,376
The Cooper Companies, Inc.	4,820	1,515,312
Top Glove Corp. BHD	197,200	1,245,524
TransMedics Group, Inc. (A)	2,717	48,444
Utah Medical Products, Inc.	479	39,350
Vapotherm, Inc. (A)	2,530	78,708
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Varex Imaging Corp. (A)	5,004	$55,494
Varian Medical Systems, Inc. (A)	8,910	1,547,400
ViewRay, Inc. (A)	15,492	42,138
West Pharmaceutical Services, Inc.	7,221	2,050,475
Wright Medical Group NV (A)(C)	16,856	509,557
Zimmer Biomet Holdings, Inc.	20,289	2,858,314
Zynex, Inc. (A)	2,198	32,530
		179,082,768
Health care providers and services – 1.5%
1Life Healthcare, Inc. (A)	2,812	82,026
Acadia Healthcare Company, Inc. (A)	23,952	740,356
AdaptHealth Corp. (A)	1,067	22,652
Addus HomeCare Corp. (A)	1,818	170,274
Alfresa Holdings Corp.	14,700	295,381
Amedisys, Inc. (A)	8,720	2,109,368
AmerisourceBergen Corp.	14,567	1,413,436
AMN Healthcare Services, Inc. (A)	6,101	328,478
Anthem, Inc.	24,735	6,963,397
Apollo Medical Holdings, Inc. (A)	1,355	25,596
Bangkok Dusit Medical Services PCL, NVDR	1,373,500	918,281
BioTelemetry, Inc. (A)(C)	4,415	174,746
Brookdale Senior Living, Inc. (A)	24,620	67,705
Bumrungrad Hospital PCL, NVDR	57,500	204,364
Cardinal Health, Inc.	28,646	1,454,071
Celltrion Healthcare Company, Ltd. (A)	8,182	688,947
Centene Corp. (A)	56,817	3,484,018
Chemed Corp.	4,275	2,210,645
Cigna Corp.	36,200	6,420,794
Community Health Systems, Inc. (A)	11,931	61,683
CorVel Corp. (A)	1,172	97,299
Covetrus, Inc. (A)	12,954	296,776
Cross Country Healthcare, Inc. (A)	5,220	33,356
CVS Health Corp.	128,236	7,966,020
DaVita, Inc. (A)(C)	8,365	725,747
Encompass Health Corp.	26,769	1,746,410
Fresenius Medical Care AG & Company KGaA	40,032	3,401,563
Fresenius SE & Company KGaA	78,525	3,643,888
Fulgent Genetics, Inc. (A)	1,359	40,172
Hanger, Inc. (A)	4,919	97,199
Hapvida Participacoes e Investimentos SA (B)	26,100	308,379
HCA Healthcare, Inc.	25,836	3,506,462
HealthEquity, Inc. (A)	28,380	1,631,282
Henry Schein, Inc. (A)	14,006	930,559
Humana, Inc.	12,970	5,384,755
IHH Healthcare BHD	282,009	362,827
InfuSystem Holdings, Inc. (A)	2,089	30,395
Laboratory Corp. of America Holdings (A)	9,536	1,675,952
LHC Group, Inc. (A)	11,970	2,495,027
Life Healthcare Group Holdings, Ltd.	170,098	165,586
Magellan Health, Inc. (A)	3,074	231,964
McKesson Corp.	15,879	2,436,474
Medipal Holdings Corp.	14,400	275,185
MEDNAX, Inc. (A)	33,946	630,717
Molina Healthcare, Inc. (A)	15,942	2,948,792
National HealthCare Corp.	1,612	102,684
National Research Corp.	1,807	101,192
NMC Health PLC (A)	8,800	1,760
Notre Dame Intermedica Participacoes SA	56,600	765,549
Option Care Health, Inc. (A)	4,504	52,336
Orpea (A)	8,646	1,037,013
Owens & Minor, Inc. (C)	8,194	135,857
Patterson Companies, Inc.	34,355	996,639

The accompanying notes are an integral part of the financial statements.	77

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
PetIQ, Inc. (A)(C)	2,737	$96,288
Progyny, Inc. (A)	3,491	99,668
Quest Diagnostics, Inc.	13,120	1,459,469
R1 RCM, Inc. (A)	14,044	203,638
RadNet, Inc. (A)(C)	5,659	81,603
Ramsay Health Care, Ltd.	33,026	1,584,436
Ryman Healthcare, Ltd.	151,909	1,369,473
Select Medical Holdings Corp. (A)	14,230	285,596
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	91,000	161,938
Sharps Compliance Corp. (A)	2,346	17,912
Sinopharm Group Company, Ltd., H Shares	156,700	384,767
Sonic Healthcare, Ltd.	83,374	1,966,361
Surgery Partners, Inc. (A)	3,057	58,358
Suzuken Company, Ltd.	5,300	196,882
Tenet Healthcare Corp. (A)	41,903	1,180,827
The Ensign Group, Inc.	6,710	392,803
The Joint Corp. (A)	1,942	34,684
The Pennant Group, Inc. (A)	3,436	127,269
The Providence Service Corp. (A)	1,587	146,940
Tivity Health, Inc. (A)(C)	5,790	94,724
Triple-S Management Corp., Class B (A)(C)	3,043	56,600
UnitedHealth Group, Inc.	93,044	29,080,902
Universal Health Services, Inc., Class B	7,620	840,867
US Physical Therapy, Inc.	1,680	149,352
Viemed Healthcare, Inc. (A)(C)	4,716	51,263
		112,214,654
Health care technology – 0.1%
Alibaba Health Information Technology, Ltd. (A)	421,100	1,014,948
Allscripts Healthcare Solutions, Inc. (A)	21,406	191,156
Cerner Corp.	29,859	2,190,755
Computer Programs & Systems, Inc.	1,780	48,701
Evolent Health, Inc., Class A (A)(C)	10,120	145,020
Health Catalyst, Inc. (A)(C)	4,255	132,671
HealthStream, Inc. (A)	3,422	70,887
HMS Holdings Corp. (A)	11,543	321,934
Icad, Inc. (A)	2,837	30,725
Inovalon Holdings, Inc., Class A (A)	9,710	240,274
Inspire Medical Systems, Inc. (A)	3,436	410,430
M3, Inc.	34,600	2,004,327
NantHealth, Inc. (A)	3,828	12,173
NextGen Healthcare, Inc. (A)	7,351	97,474
Omnicell, Inc. (A)	5,565	371,074
OptimizeRx Corp. (A)	2,097	42,276
Phreesia, Inc. (A)(C)	3,757	118,496
Ping An Healthcare and Technology Company, Ltd. (A)(B)(C)	43,500	634,016
Schrodinger, Inc. (A)	1,811	109,493
Simulations Plus, Inc. (C)	1,642	97,830
Tabula Rasa HealthCare, Inc. (A)	2,695	136,367
Vocera Communications, Inc. (A)	4,197	117,474
		8,538,501
Life sciences tools and services – 1.0%
Agilent Technologies, Inc.	41,118	4,129,070
Bio-Rad Laboratories, Inc., Class A (A)	2,846	1,447,447
Bio-Techne Corp.	10,293	2,629,450
Charles River Laboratories International, Inc. (A)	13,327	2,917,947
ChromaDex Corp. (A)	5,983	29,616
Codexis, Inc. (A)	7,158	98,780
Eurofins Scientific SE (A)	2,211	1,779,129
Fluidigm Corp. (A)	9,728	76,365
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Genscript Biotech Corp. (A)	121,400	$233,828
Harvard Bioscience, Inc. (A)	6,083	20,378
Illumina, Inc. (A)	19,575	6,992,582
IQVIA Holdings, Inc. (A)	23,649	3,872,524
Lonza Group AG	9,461	5,879,190
Luminex Corp.	5,599	149,437
Medpace Holdings, Inc. (A)	3,582	464,908
Mettler-Toledo International, Inc. (A)	3,184	3,090,964
NanoString Technologies, Inc. (A)	4,978	201,509
NeoGenomics, Inc. (A)	13,584	529,097
Pacific Biosciences of California, Inc. (A)	19,566	129,136
PerkinElmer, Inc.	14,833	1,746,141
Personalis, Inc. (A)	2,746	62,664
PRA Health Sciences, Inc. (A)	17,134	1,831,796
QIAGEN NV (A)	43,334	2,201,336
Quanterix Corp. (A)	2,539	90,388
Repligen Corp. (A)	12,677	1,963,794
Samsung Biologics Company, Ltd. (A)(B)	1,989	1,299,481
Sartorius Stedim Biotech	4,630	1,654,809
Syneos Health, Inc. (A)	16,831	1,062,036
Thermo Fisher Scientific, Inc.	52,593	22,561,345
Waters Corp. (A)	8,244	1,782,847
WuXi AppTec Company, Ltd., H Shares (B)	24,872	367,685
Wuxi Biologics Cayman, Inc. (A)(B)	106,200	2,749,520
		74,045,199
Pharmaceuticals – 3.1%
AcelRx Pharmaceuticals, Inc. (A)(C)	12,548	15,685
Aerie Pharmaceuticals, Inc. (A)(C)	4,921	54,131
Agile Therapeutics, Inc. (A)(C)	9,484	30,349
AMAG Pharmaceuticals, Inc. (A)(C)	4,372	45,294
Amneal Pharmaceuticals, Inc. (A)	13,180	54,170
Amphastar Pharmaceuticals, Inc. (A)	4,730	96,397
ANI Pharmaceuticals, Inc. (A)	1,303	40,862
Aquestive Therapeutics, Inc. (A)(C)	2,957	23,242
Arvinas, Inc. (A)	3,879	100,660
Aspen Pharmacare Holdings, Ltd. (A)	47,752	381,343
Astellas Pharma, Inc.	146,200	2,293,608
AstraZeneca PLC	122,384	13,584,651
Axsome Therapeutics, Inc. (A)	3,638	266,702
Bausch Health Companies, Inc. (A)(C)	11,450	190,051
Bayer AG	184,513	12,272,335
BioDelivery Sciences International, Inc. (A)	12,148	47,499
Bristol-Myers Squibb Company	107,769	6,703,232
Canopy Growth Corp. (A)(C)	8,115	133,824
CanSino Biologics, Inc., H Shares (A)(B)	7,000	147,890
Cara Therapeutics, Inc. (A)	5,476	84,878
Catalent, Inc. (A)	43,783	4,049,928
Celltrion Pharm, Inc. (A)	1,951	181,843
Chiasma, Inc. (A)	5,221	28,663
China Medical System Holdings, Ltd.	158,500	178,512
China Resources Pharmaceutical Group, Ltd. (B)	183,500	103,886
China Traditional Chinese Medicine Holdings Company, Ltd.	322,400	137,454
Chugai Pharmaceutical Company, Ltd.	52,700	2,348,156
Collegium Pharmaceutical, Inc. (A)	4,556	86,837
Corcept Therapeutics, Inc. (A)(C)	12,673	160,947
CorMedix, Inc. (A)	3,807	17,779
Cronos Group, Inc. (A)(C)	6,847	37,953
CSPC Pharmaceutical Group, Ltd.	654,120	1,445,224
Cymabay Therapeutics, Inc. (A)	9,707	62,804
Daiichi Sankyo Company, Ltd.	44,500	3,969,533
Durect Corp. (A)	26,570	46,099

The accompanying notes are an integral part of the financial statements.	78

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eisai Company, Ltd.	19,754	$1,725,407
Elanco Animal Health, Inc. (A)(D)	6,772	0
Eli Lilly & Company	40,113	5,952,368
Endo International PLC (A)	29,898	89,993
Evofem Biosciences, Inc. (A)(C)	6,780	22,510
Evolus, Inc. (A)(C)	3,187	12,302
Fulcrum Therapeutics, Inc. (A)	1,760	12,795
GlaxoSmithKline PLC	467,766	9,137,023
H Lundbeck A/S	12,200	400,228
Hanmi Pharm Company, Ltd.	791	203,717
Hansoh Pharmaceutical Group Company, Ltd. (A)(B)	60,000	283,637
Harrow Health, Inc. (A)	3,500	24,115
Hikma Pharmaceuticals PLC	16,109	508,324
Hisamitsu Pharmaceutical Company, Inc.	4,000	184,776
Hutchison China MediTech, Ltd., ADR (A)	8,000	265,760
Hypera SA	44,379	256,383
IMARA, Inc. (A)	681	15,826
Innoviva, Inc. (A)(C)	8,440	98,832
Intersect ENT, Inc. (A)	4,438	89,115
Intra-Cellular Therapies, Inc. (A)	7,255	132,186
Ipsen SA	6,314	652,123
Johnson & Johnson	125,482	19,250,194
Kala Pharmaceuticals, Inc. (A)	5,296	47,134
Kalbe Farma Tbk PT	2,783,810	301,683
Kyowa Kirin Company, Ltd.	21,228	548,594
Lannett Company, Inc. (A)	4,442	23,365
Liquidia Technologies, Inc. (A)	2,820	14,438
Luye Pharma Group, Ltd. (B)(C)	209,100	113,017
Mallinckrodt PLC (A)(C)	11,640	18,391
Marinus Pharmaceuticals, Inc. (A)	11,855	22,999
Menlo Therapeutics, Inc. (A)	15,060	23,042
Merck & Company, Inc.	120,220	10,251,159
Merck KGaA	24,277	3,299,602
Mylan NV (A)	24,621	403,292
MyoKardia, Inc. (A)	6,521	713,658
Nektar Therapeutics (A)	47,932	927,005
NGM Biopharmaceuticals, Inc. (A)(C)	3,129	58,356
Nippon Shinyaku Company, Ltd.	3,600	297,457
Novartis AG	272,964	23,525,947
Novo Nordisk A/S, B Shares	310,300	20,514,969
Ocular Therapeutix, Inc. (A)(C)	6,943	60,404
Odonate Therapeutics, Inc. (A)	1,759	28,408
Omeros Corp. (A)(C)	6,949	83,041
Ono Pharmaceutical Company, Ltd.	29,100	879,083
Optinose, Inc. (A)	4,517	20,552
Orion OYJ, Class B	34,861	1,636,951
Otsuka Holdings Company, Ltd.	30,700	1,347,375
Pacira BioSciences, Inc. (A)	5,450	340,734
Paratek Pharmaceuticals, Inc. (A)	5,856	26,938
Perrigo Company PLC	6,493	339,584
Pfizer, Inc.	264,570	9,998,100
Phathom Pharmaceuticals, Inc. (A)(C)	1,437	52,824
Phibro Animal Health Corp., Class A	2,752	59,058
Prestige Consumer Healthcare, Inc. (A)	20,088	731,806
Provention Bio, Inc. (A)(C)	5,625	73,350
Recordati Industria Chimica e Farmaceutica SpA	12,000	654,580
Relmada Therapeutics, Inc. (A)(C)	1,860	66,365
Revance Therapeutics, Inc. (A)	7,489	218,903
Richter Gedeon NYRT	22,318	543,543
Roche Holding AG	89,261	31,225,175
Sanofi	189,222	19,166,059
Santen Pharmaceutical Company, Ltd.	28,200	538,178
Satsuma Pharmaceuticals, Inc. (A)	1,262	29,064
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	61,000	$257,038
Shionogi & Company, Ltd.	21,163	1,175,138
SIGA Technologies, Inc. (A)	7,346	51,055
Sino Biopharmaceutical, Ltd.	1,209,525	1,391,897
SSY Group, Ltd.	175,300	111,518
Strongbridge Biopharma PLC (A)	5,473	21,016
Sumitomo Dainippon Pharma Company, Ltd.	14,100	178,251
Supernus Pharmaceuticals, Inc. (A)	6,469	142,253
Taisho Pharmaceutical Holdings Company, Ltd.	2,700	166,144
Takeda Pharmaceutical Company, Ltd.	123,828	4,617,198
Teva Pharmaceutical Industries, Ltd., ADR (A)	121,236	1,196,599
TherapeuticsMD, Inc. (A)(C)	32,668	47,695
Theravance Biopharma, Inc. (A)	6,121	112,198
Tricida, Inc. (A)	3,770	39,849
UCB SA	29,536	3,505,540
Verrica Pharmaceuticals, Inc. (A)	1,887	17,342
Vifor Pharma AG	5,779	854,194
WaVe Life Sciences, Ltd. (A)	2,904	36,387
Yuhan Corp.	5,689	320,543
Zoetis, Inc.	22,621	3,621,622
Zogenix, Inc. (A)	7,337	173,667
		236,001,362
		703,084,395
Industrials – 11.5%
Aerospace and defense – 1.1%
AAR Corp.	4,474	90,285
Aerojet Rocketdyne Holdings, Inc. (A)	9,572	395,994
AeroVironment, Inc. (A)	2,839	216,871
Airbus SE (A)	98,590	8,107,800
Aselsan Elektronik Sanayi Ve Ticaret AS	44,460	98,573
Astronics Corp. (A)	3,358	30,356
AviChina Industry & Technology Company, Ltd., H Shares	296,300	184,743
Axon Enterprise, Inc. (A)	16,111	1,380,390
BAE Systems PLC	299,854	2,081,610
CAE, Inc.	9,975	158,150
Cubic Corp. (C)	4,128	194,346
Curtiss-Wright Corp.	11,216	1,147,621
Dassault Aviation SA (A)	424	384,062
Ducommun, Inc. (A)	1,449	54,149
General Dynamics Corp.	28,371	4,237,209
Hexcel Corp.	22,484	885,645
Howmet Aerospace, Inc.	46,859	820,970
Huntington Ingalls Industries, Inc.	4,942	748,812
Kaman Corp.	3,631	167,934
Korea Aerospace Industries, Ltd.	9,191	173,246
Kratos Defense & Security Solutions, Inc. (A)	13,903	271,804
L3Harris Technologies, Inc.	26,358	4,763,945
Leonardo SpA	47,689	322,641
Lockheed Martin Corp.	30,132	11,759,314
Maxar Technologies, Inc. (C)	7,930	183,580
Mercury Systems, Inc. (A)	14,973	1,134,055
Moog, Inc., Class A	3,892	234,649
MTU Aero Engines AG	10,005	1,858,600
National Presto Industries, Inc.	647	58,185
Northrop Grumman Corp.	18,930	6,485,607
PAE, Inc. (A)	7,830	69,178
Park Aerospace Corp.	2,708	30,032
Parsons Corp. (A)	2,894	96,254
Raytheon Technologies Corp.	179,584	10,954,624

The accompanying notes are an integral part of the financial statements.	79

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Rolls-Royce Holdings PLC (A)	180,798	$570,903
Safran SA (A)	53,831	6,216,641
Singapore Technologies Engineering, Ltd.	77,700	193,862
Teledyne Technologies, Inc. (A)	4,477	1,404,032
Textron, Inc.	27,795	1,095,957
Thales SA	17,927	1,399,987
The Boeing Company	65,460	11,247,337
TransDigm Group, Inc.	6,140	3,067,974
Triumph Group, Inc.	6,892	49,829
Vectrus, Inc. (A)(C)	1,506	65,375
		85,093,131
Air freight and logistics – 0.9%
Air Transport Services Group, Inc. (A)	7,762	197,310
Atlas Air Worldwide Holdings, Inc. (A)	3,400	191,726
BEST, Inc., ADR (A)	22,700	90,800
CH Robinson Worldwide, Inc.	33,350	3,278,305
Deutsche Post AG	185,727	8,466,212
DSV Panalpina A/S	37,106	5,792,692
Echo Global Logistics, Inc. (A)	3,566	97,423
Expeditors International of Washington, Inc.	41,231	3,644,408
FedEx Corp.	59,546	13,090,593
Forward Air Corp.	3,705	218,558
Hub Group, Inc., Class A (A)	4,332	233,235
Hyundai Glovis Company, Ltd.	2,292	280,221
Radiant Logistics, Inc. (A)	6,225	32,868
SG Holdings Company, Ltd.	12,500	575,228
United Parcel Service, Inc., Class B	174,442	28,542,200
XPO Logistics, Inc. (A)	24,540	2,166,146
Yamato Holdings Company, Ltd.	24,300	635,588
ZTO Express Cayman, Inc., ADR	43,600	1,461,908
		68,995,421
Airlines – 0.2%
Air Canada (A)(C)	5,398	72,837
Air China, Ltd., H Shares	208,966	143,678
Alaska Air Group, Inc.	30,369	1,182,873
Allegiant Travel Company	1,740	223,764
American Airlines Group, Inc. (C)	123,104	1,606,507
ANA Holdings, Inc. (A)	9,000	224,392
China Airlines, Ltd. (A)	298,000	86,665
China Eastern Airlines Corp., Ltd., H Shares (C)	206,400	84,976
China Southern Airlines Company, Ltd., H Shares (A)(C)	196,900	103,628
Delta Air Lines, Inc.	140,636	4,338,621
Deutsche Lufthansa AG (A)(C)	44,817	468,880
Eva Airways Corp.	270,066	105,662
Hawaiian Holdings, Inc.	6,224	83,651
Japan Airlines Company, Ltd.	8,900	176,461
JetBlue Airways Corp. (A)	72,630	836,698
Korean Air Lines Company, Ltd. (A)	9,732	144,079
Qantas Airways, Ltd.	169,177	491,620
Singapore Airlines, Ltd.	65,640	175,731
SkyWest, Inc.	6,543	220,172
Southwest Airlines Company	132,875	4,993,443
Spirit Airlines, Inc. (A)(C)	11,449	204,708
Turk Hava Yollari AO (A)	34,857	50,185
United Airlines Holdings, Inc. (A)	62,599	2,253,564
		18,272,795
Building products – 1.0%
A. O. Smith Corp.	49,917	2,444,435
AAON, Inc.	5,356	304,917
Advanced Drainage Systems, Inc.	6,473	359,122
AGC, Inc.	15,184	429,618
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Allegion PLC	34,075	$3,523,014
Alpha Pro Tech, Ltd. (A)(C)	1,661	23,304
American Woodmark Corp. (A)	2,234	195,475
Apogee Enterprises, Inc.	3,478	72,795
Assa Abloy AB, B Shares	216,100	5,006,236
Builders FirstSource, Inc. (A)	46,814	1,433,445
Caesarstone, Ltd.	3,220	35,533
Carrier Global Corp.	300,838	8,980,014
China Lesso Group Holdings, Ltd.	126,000	234,626
Cie de Saint-Gobain (A)	86,792	3,508,632
Cornerstone Building Brands, Inc. (A)	6,022	47,935
CSW Industrials, Inc.	1,805	130,411
Daikin Industries, Ltd.	19,600	3,691,959
Fortune Brands Home & Security, Inc.	51,621	4,340,294
Geberit AG	4,697	2,703,631
Gibraltar Industries, Inc. (A)	4,308	269,013
Griffon Corp.	4,845	105,282
Insteel Industries, Inc.	2,567	47,335
JELD-WEN Holding, Inc. (A)	9,009	189,639
Johnson Controls International PLC	274,853	11,194,763
Kingspan Group PLC	18,080	1,549,437
Lennox International, Inc.	9,373	2,627,533
LIXIL Group Corp.	20,900	383,753
Masco Corp.	97,457	5,681,743
Masonite International Corp. (A)	3,202	292,311
Nibe Industrier AB, B Shares (A)	67,262	1,894,984
Owens Corning	29,041	1,964,333
Patrick Industries, Inc.	2,944	165,482
PGT Innovations, Inc. (A)	7,650	138,695
Quanex Building Products Corp.	4,486	75,410
Resideo Technologies, Inc. (A)	16,292	217,661
Simpson Manufacturing Company, Inc.	5,664	556,998
TOTO, Ltd. (C)	11,100	487,181
Trane Technologies PLC	88,387	10,464,137
Trex Company, Inc. (A)	15,579	2,328,905
UFP Industries, Inc.	7,820	464,117
		78,564,108
Commercial services and supplies – 0.5%
ABM Industries, Inc.	8,779	334,831
ACCO Brands Corp.	12,264	79,471
Advanced Disposal Services, Inc. (A)	9,506	286,416
A-Living Services Company, Ltd., H Shares (B)	50,500	260,225
Brady Corp., Class A	6,297	295,266
Brambles, Ltd.	285,002	2,326,410
BrightView Holdings, Inc. (A)	4,221	51,834
Casella Waste Systems, Inc., Class A (A)	6,017	337,855
CECO Environmental Corp. (A)	4,747	40,231
China Everbright International, Ltd.	429,500	259,020
Cimpress PLC (A)(C)	2,340	216,918
Cintas Corp.	11,739	3,911,904
Clean Harbors, Inc. (A)	13,770	841,347
Copart, Inc. (A)	28,777	2,973,240
Country Garden Services Holdings Company, Ltd.	157,400	1,096,626
Covanta Holding Corp.	15,593	147,198
Dai Nippon Printing Company, Ltd.	19,100	405,239
Deluxe Corp.	5,555	157,762
Ennis, Inc.	3,642	66,758
Greentown Service Group Company, Ltd.	167,000	224,139
Harsco Corp. (A)	10,360	146,594
Healthcare Services Group, Inc.	29,838	620,630
Heritage-Crystal Clean, Inc. (A)	2,187	32,105
Herman Miller, Inc.	23,587	562,078
HNI Corp.	17,094	544,444

The accompanying notes are an integral part of the financial statements.	80

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
IAA, Inc. (A)	36,480	$1,908,634
Interface, Inc.	7,738	58,499
KAR Auction Services, Inc.	51,713	896,703
Kimball International, Inc., Class B	5,046	56,566
Knoll, Inc.	6,697	86,190
Matthews International Corp., Class A	4,046	88,607
McGrath RentCorp	3,179	210,958
MSA Safety, Inc.	9,625	1,212,269
Park24 Company, Ltd.	8,500	153,069
PICO Holdings, Inc. (A)	3,154	28,039
Pitney Bowes, Inc.	22,984	126,182
Rentokil Initial PLC (A)	172,330	1,227,096
Republic Services, Inc.	29,262	2,713,173
Ritchie Bros Auctioneers, Inc.	4,068	238,026
Rollins, Inc.	19,631	1,082,453
S-1 Corp.	2,042	149,834
Secom Company, Ltd.	16,494	1,560,950
Securitas AB, B Shares (A)	67,511	961,086
Sohgo Security Services Company, Ltd.	5,600	261,632
SP Plus Corp. (A)	3,104	63,663
Steelcase, Inc., Class A	11,389	119,015
Stericycle, Inc. (A)	24,618	1,578,260
Team, Inc. (A)	4,547	28,964
Tetra Tech, Inc.	21,567	1,990,850
The Brink's Company	20,195	976,630
Toppan Printing Company, Ltd.	20,700	321,259
UniFirst Corp.	1,964	378,306
US Ecology, Inc.	4,106	152,456
Viad Corp.	2,745	58,825
VSE Corp.	1,254	36,404
Waste Management, Inc.	54,079	6,165,006
		41,108,145
Construction and engineering – 0.5%
ACS Actividades de Construccion y Servicios SA	51,978	1,271,905
AECOM (A)	43,110	1,703,276
Aegion Corp. (A)	4,109	66,504
Ameresco, Inc., Class A (A)	3,232	110,340
API Group Corp. (A)(B)(C)	18,147	256,599
Arcosa, Inc.	6,320	292,553
Argan, Inc.	1,927	81,570
Bouygues SA (A)(C)	38,170	1,510,315
China Communications Construction Company, Ltd., H Shares	514,865	288,602
China Communications Services Corp., Ltd., H Shares	277,200	181,585
China Conch Venture Holdings, Ltd.	188,900	817,871
China Railway Construction Corp., Ltd., H Shares	229,100	175,849
China Railway Group, Ltd., H Shares	441,200	226,287
China State Construction International Holdings, Ltd.	235,900	182,620
CIMIC Group, Ltd.	17,829	277,609
Comfort Systems USA, Inc.	4,723	239,314
Construction Partners, Inc., Class A (A)	2,503	46,781
Daelim Industrial Company, Ltd.	3,410	248,970
Daewoo Engineering & Construction Company, Ltd. (A)	24,378	60,317
Dycom Industries, Inc. (A)	12,553	772,135
Eiffage SA (A)	13,962	1,284,001
EMCOR Group, Inc.	21,854	1,639,269
Ferrovial SA	92,740	2,478,025
Fluor Corp.	56,255	535,548
Gamuda BHD	225,900	184,240
Granite Construction, Inc.	6,220	115,630
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Great Lakes Dredge & Dock Corp. (A)	8,462	$79,289
GS Engineering & Construction Corp.	7,432	154,212
HC2 Holdings, Inc. (A)(C)	6,237	15,593
HOCHTIEF AG	4,622	409,823
Hyundai Engineering & Construction Company, Ltd.	9,565	259,146
IES Holdings, Inc. (A)	1,149	33,126
IJM Corp. BHD	351,600	101,151
Jacobs Engineering Group, Inc.	25,021	2,258,646
JGC Holdings Corp.	17,400	191,720
Kajima Corp.	35,300	439,155
MasTec, Inc. (A)	23,086	1,066,804
MYR Group, Inc. (A)	2,180	84,606
Northwest Pipe Company (A)	1,421	40,257
NV5 Global, Inc. (A)	1,412	73,099
Obayashi Corp.	51,200	500,451
Primoris Services Corp.	6,311	120,288
Quanta Services, Inc.	26,472	1,356,690
Samsung Engineering Company, Ltd. (A)	19,105	181,157
Shimizu Corp.	43,400	333,372
Sinopec Engineering Group Company, Ltd., H Shares	172,600	76,464
Skanska AB, B Shares (A)	73,331	1,491,391
Sterling Construction Company, Inc. (A)	3,853	54,481
Taisei Corp.	15,000	517,738
Tutor Perini Corp. (A)	5,424	68,071
Valmont Industries, Inc.	5,751	730,665
Vinci SA	86,388	8,093,797
WillScot Mobile Mini Holdings Corp. (A)	21,187	379,247
WSP Global, Inc. (C)	4,182	283,716
		34,441,870
Electrical equipment – 1.3%
ABB, Ltd.	234,208	5,972,111
Acuity Brands, Inc.	10,675	1,166,671
Allied Motion Technologies, Inc.	1,054	44,890
American Superconductor Corp. (A)	3,385	42,516
AMETEK, Inc.	80,938	8,150,457
Atkore International Group, Inc. (A)	6,223	166,341
AZZ, Inc.	3,446	119,680
Bloom Energy Corp., Class A (A)	11,267	176,441
Eaton Corp. PLC	141,110	14,407,331
Emerson Electric Company	210,775	14,642,539
Encore Wire Corp.	2,680	138,315
EnerSys	16,967	1,221,285
FuelCell Energy, Inc. (A)(C)	28,222	80,150
Fuji Electric Company, Ltd. (C)	10,000	311,977
Generac Holdings, Inc. (A)	16,879	3,206,672
Hubbell, Inc.	14,596	2,115,252
Legrand SA	44,733	3,733,866
LSI Industries, Inc.	3,819	26,198
Melrose Industries PLC	454,452	606,361
Mitsubishi Electric Corp.	143,518	1,977,100
Neoplux Company, Ltd. (A)	255	515
Nidec Corp.	35,100	2,945,954
nVent Electric PLC	42,081	804,589
Plug Power, Inc. (A)(C)	42,416	550,560
Powell Industries, Inc.	1,248	33,684
Preformed Line Products Company	476	25,899
Prysmian SpA	27,783	776,442
Regal Beloit Corp.	10,912	1,078,760
Rockwell Automation, Inc.	40,860	9,419,456
Schneider Electric SE	91,260	11,286,253
Schneider Electric SE (Euronext London Exchange)	1,474	185,833

The accompanying notes are an integral part of the financial statements.	81

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Shanghai Electric Group Company, Ltd., H Shares (A)	309,436	$90,924
Siemens Gamesa Renewable Energy SA	45,609	1,223,796
Sunrun, Inc. (A)	36,839	2,083,430
Thermon Group Holdings, Inc. (A)	4,458	58,667
TPI Composites, Inc. (A)	4,034	123,884
Vestas Wind Systems A/S	34,900	5,276,604
Vicor Corp. (A)	2,338	203,476
Vivint Solar, Inc. (A)(C)	6,550	202,264
WEG SA	98,298	1,159,445
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	86,000	73,917
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	63,900	204,911
		96,115,416
Industrial conglomerates – 0.8%
3M Company	41,319	6,735,823
Aboitiz Equity Ventures, Inc.	263,660	261,154
Alfa SAB de CV, Class A	366,600	235,889
Ayala Corp.	37,705	570,205
Carlisle Companies, Inc.	14,788	1,936,489
CITIC, Ltd.	680,333	620,284
CJ Corp.	1,982	134,956
CK Hutchison Holdings, Ltd.	358,472	2,344,456
DCC PLC	9,170	814,665
Far Eastern New Century Corp.	345,133	311,154
Fosun International, Ltd.	299,500	333,339
General Electric Company	628,357	3,983,783
Grupo Carso SAB de CV, Series A1	55,400	110,385
GT Capital Holdings, Inc.	12,938	106,672
HAP Seng Consolidated BHD	80,200	138,470
Honeywell International, Inc.	50,417	8,346,534
Investment AB Latour, B Shares (C)	31,980	715,870
Jardine Matheson Holdings, Ltd.	29,132	1,223,380
Jardine Strategic Holdings, Ltd.	29,400	589,904
JG Summit Holdings, Inc.	383,810	506,710
Keihan Holdings Company, Ltd.	7,500	323,390
Keppel Corp., Ltd.	71,331	239,879
KOC Holding AS	47,595	96,519
LG Corp.	11,528	801,226
Lotte Corp.	3,223	81,224
NWS Holdings, Ltd.	206,230	174,999
Raven Industries, Inc.	4,718	117,242
Roper Technologies, Inc.	7,499	3,203,498
Samsung C&T Corp.	10,291	933,992
Shanghai Industrial Holdings, Ltd.	52,270	78,532
Siemens AG	143,674	19,908,272
Sime Darby BHD	351,200	184,300
SK Holdings Company, Ltd.	4,238	761,582
SM Investments Corp.	32,275	565,995
Smiths Group PLC	36,932	685,480
The Bidvest Group, Ltd.	35,431	283,167
Toshiba Corp.	30,400	875,975
		59,335,394
Machinery – 2.6%
AGCO Corp.	16,734	1,189,787
Airtac International Group	14,000	310,115
Alamo Group, Inc.	1,280	141,952
Albany International Corp., Class A	4,007	207,963
Alfa Laval AB (A)	67,874	1,659,067
Alstom SA (A)	32,201	1,797,569
Altra Industrial Motion Corp.	8,460	330,363
Amada Company, Ltd.	26,100	231,950
ANDRITZ AG	14,284	477,783
Astec Industries, Inc.	2,966	156,368
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Atlas Copco AB, A Shares	144,830	$6,703,294
Atlas Copco AB, B Shares	84,152	3,381,292
Barnes Group, Inc.	6,146	243,382
Blue Bird Corp. (A)	2,174	24,740
Caterpillar, Inc.	114,854	16,344,873
Chart Industries, Inc. (A)	4,765	313,156
CIRCOR International, Inc. (A)(C)	2,703	80,144
CNH Industrial NV (A)	117,990	934,671
Colfax Corp. (A)	22,624	752,927
Columbus McKinnon Corp.	3,104	112,908
Crane Company	13,271	750,342
CRRC Corp., Ltd., H Shares	511,700	230,759
Cummins, Inc.	31,306	6,488,169
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	4,579	85,105
Daifuku Company, Ltd.	8,000	704,313
Deere & Company	66,391	13,946,093
Donaldson Company, Inc.	33,966	1,710,528
Doosan Bobcat, Inc.	6,171	136,271
Douglas Dynamics, Inc.	2,962	113,711
Dover Corp.	30,546	3,355,173
Energy Recovery, Inc. (A)	5,130	43,656
Enerpac Tool Group Corp.	7,061	146,869
EnPro Industries, Inc.	2,701	158,063
Epiroc AB, A Shares	142,158	2,120,432
Epiroc AB, B Shares	84,111	1,208,903
ESCO Technologies, Inc.	3,329	299,344
Evoqua Water Technologies Corp. (A)	11,293	231,055
FANUC Corp.	15,200	2,666,573
Federal Signal Corp.	7,772	249,637
Flowserve Corp.	27,614	819,584
Fortive Corp.	62,905	4,536,080
Franklin Electric Company, Inc.	6,005	356,457
GEA Group AG	28,802	1,051,694
Gencor Industries, Inc. (A)	1,568	19,772
Graco, Inc.	44,864	2,603,009
Graham Corp.	1,636	21,481
Haitian International Holdings, Ltd.	74,200	179,510
Helios Technologies, Inc.	3,877	159,383
Hillenbrand, Inc.	9,704	307,714
Hino Motors, Ltd.	22,800	153,309
Hitachi Construction Machinery Company, Ltd.	8,500	298,243
Hiwin Technologies Corp.	30,044	329,518
Hoshizaki Corp.	4,000	305,565
Hurco Companies, Inc.	999	28,252
Hyster-Yale Materials Handling, Inc. (C)	1,350	54,459
Hyundai Heavy Industries Holdings Company, Ltd.	1,189	225,772
IDEX Corp.	15,999	2,883,500
Illinois Tool Works, Inc.	61,009	12,052,328
Ingersoll Rand, Inc. (A)	73,376	2,572,563
ITT, Inc.	23,240	1,459,704
John Bean Technologies Corp.	4,096	419,881
Kadant, Inc.	1,463	170,352
Kawasaki Heavy Industries, Ltd.	11,500	162,522
Kennametal, Inc.	33,207	963,667
KION Group AG	12,194	1,031,789
Knorr-Bremse AG	9,051	1,150,080
Komatsu, Ltd.	68,800	1,497,947
Kone OYJ, B Shares	112,773	9,672,411
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	4,716	341,092
Kubota Corp.	81,500	1,471,653
Kurita Water Industries, Ltd.	7,789	243,942

The accompanying notes are an integral part of the financial statements.	82

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
LB Foster Company, Class A (A)	1,611	$24,084
Lincoln Electric Holdings, Inc.	15,993	1,546,683
Lindsay Corp.	1,394	139,302
Luxfer Holdings PLC	3,948	56,141
Lydall, Inc. (A)	2,485	46,668
Makita Corp.	17,600	813,117
Meritor, Inc. (A)(C)	9,073	206,501
Miller Industries, Inc.	1,504	47,180
MINEBEA MITSUMI, Inc.	28,600	495,288
MISUMI Group, Inc.	22,300	584,590
Mitsubishi Heavy Industries, Ltd.	25,140	624,137
Miura Company, Ltd.	6,900	283,007
Mueller Industries, Inc.	7,401	219,810
Mueller Water Products, Inc., Class A	20,496	221,357
Nabtesco Corp.	8,900	281,150
Navistar International Corp. (A)	6,547	209,373
NGK Insulators, Ltd.	20,700	294,131
NN, Inc.	6,139	27,932
Nordson Corp.	13,824	2,578,038
NSK, Ltd.	28,200	216,136
Omega Flex, Inc.	382	50,325
Oshkosh Corp.	18,331	1,411,670
Otis Worldwide Corp.	86,388	5,433,805
PACCAR, Inc.	73,365	6,297,652
Parker-Hannifin Corp.	27,239	5,611,506
Park-Ohio Holdings Corp.	1,342	21,230
Pentair PLC	35,169	1,587,529
Proto Labs, Inc. (A)	3,494	513,618
RBC Bearings, Inc. (A)	3,224	425,697
REV Group, Inc.	3,864	29,946
Rexnord Corp.	13,840	400,806
Samsung Heavy Industries Company, Ltd. (A)	57,138	247,423
Sandvik AB (A)	243,552	4,795,728
Schindler Holding AG	2,513	661,834
Schindler Holding AG, Participation Certificates	5,195	1,388,973
Sinotruk Hong Kong, Ltd.	80,600	209,185
SKF AB, B Shares	82,170	1,643,519
SMC Corp.	4,496	2,470,634
Snap-on, Inc.	11,534	1,710,146
Spirax-Sarco Engineering PLC	6,862	934,989
SPX Corp. (A)	5,625	235,294
SPX FLOW, Inc. (A)	5,604	243,662
Standex International Corp.	1,611	93,180
Stanley Black & Decker, Inc.	32,707	5,275,639
Sumitomo Heavy Industries, Ltd.	8,800	200,308
Techtronic Industries Company, Ltd.	182,000	2,304,872
Tennant Company	2,352	156,337
Terex Corp.	25,999	508,800
The ExOne Company (A)(C)	1,834	22,411
The Gorman-Rupp Company	2,291	73,197
The Greenbrier Companies, Inc.	4,265	115,965
The Manitowoc Company, Inc. (A)	4,789	45,112
The Middleby Corp. (A)	14,967	1,465,269
The Shyft Group, Inc.	4,477	89,406
The Timken Company	18,193	985,879
The Toro Company	28,861	2,172,656
THK Company, Ltd.	9,500	222,564
TriMas Corp. (A)	5,639	142,554
Trinity Industries, Inc.	25,385	519,631
Volvo AB, B Shares (A)	320,879	6,146,255
Wabash National Corp.	6,942	84,762
Wabtec Corp.	38,360	2,552,858
Wartsila OYJ ABP	147,244	1,260,648
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Watts Water Technologies, Inc., Class A	3,545	$339,434
Weichai Power Company, Ltd., H Shares	224,980	451,603
Welbilt, Inc. (A)	17,309	127,740
Woodward, Inc.	15,265	1,308,058
Xylem, Inc.	38,179	3,061,192
Yangzijiang Shipbuilding Holdings, Ltd.	127,600	85,721
Yaskawa Electric Corp. (C)	18,900	678,705
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares (A)	152,600	152,627
		193,465,712
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A	571	811,035
A.P. Moller - Maersk A/S, Series B	1,144	1,752,906
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	298,300	149,621
Costamare, Inc.	6,554	33,098
Evergreen Marine Corp. Taiwan, Ltd. (A)	278,748	165,456
Genco Shipping & Trading, Ltd.	2,639	18,763
Kirby Corp. (A)	16,168	686,170
Kuehne + Nagel International AG (A)	6,833	1,324,853
Matson, Inc.	5,673	227,317
MISC BHD	171,700	313,159
Nippon Yusen KK	12,000	187,417
Pan Ocean Company, Ltd. (A)	33,742	96,223
		5,766,018
Professional services – 0.6%
51job, Inc., ADR (A)(C)	3,100	203,174
Acacia Research Corp. (A)	7,436	28,220
Adecco Group AG	19,672	1,029,975
ASGN, Inc. (A)	20,804	1,493,103
Barrett Business Services, Inc.	1,017	58,549
Bureau Veritas SA (A)	49,160	1,116,260
CBIZ, Inc. (A)	6,610	160,755
CoreLogic, Inc.	21,385	1,419,964
CRA International, Inc.	1,067	45,358
Equifax, Inc.	16,907	2,844,941
Experian PLC	84,653	3,162,850
Exponent, Inc.	6,713	540,094
Forrester Research, Inc. (A)	1,516	53,757
Franklin Covey Company (A)	1,773	34,999
FTI Consulting, Inc. (A)	9,990	1,146,452
GP Strategies Corp. (A)	2,193	21,184
Heidrick & Struggles International, Inc.	2,580	55,805
Huron Consulting Group, Inc. (A)	2,979	129,229
ICF International, Inc.	2,404	164,217
IHS Markit, Ltd.	55,563	4,440,595
Insperity, Inc.	14,568	981,446
Intertek Group PLC	15,026	1,177,317
Kelly Services, Inc., Class A	4,495	85,360
Kforce, Inc.	2,648	90,932
Korn Ferry	7,214	220,027
ManpowerGroup, Inc.	15,633	1,146,055
Nielsen Holdings PLC	49,654	758,713
Nihon M&A Center, Inc.	11,700	582,353
Persol Holdings Company, Ltd.	13,900	216,235
Randstad NV	23,516	1,223,853
Recruit Holdings Company, Ltd.	99,900	3,786,260
Red Violet, Inc. (A)	1,030	21,414
RELX PLC	180,223	4,089,770
Resources Connection, Inc.	4,241	52,122
Robert Half International, Inc.	15,962	849,178
SGS SA	766	1,985,022
Teleperformance	9,838	3,033,717
Thomson Reuters Corp.	6,481	495,435

The accompanying notes are an integral part of the financial statements.	83

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
TriNet Group, Inc. (A)	5,407	$366,811
TrueBlue, Inc. (A)	4,764	80,607
Upwork, Inc. (A)	12,246	186,507
Verisk Analytics, Inc.	22,600	4,218,742
Willdan Group, Inc. (A)	1,472	41,481
Wolters Kluwer NV	53,924	4,423,554
		48,262,392
Road and rail – 1.3%
ArcBest Corp.	3,389	114,616
Aurizon Holdings, Ltd.	360,833	1,153,962
Avis Budget Group, Inc. (A)(C)	21,360	728,590
BTS Group Holdings PCL, NVDR (C)	1,136,900	380,033
Canadian National Railway Company	25,508	2,680,359
Canadian Pacific Railway, Ltd.	4,902	1,450,249
Central Japan Railway Company	11,288	1,692,318
CJ Logistics Corp. (A)	1,101	140,220
Covenant Logistics Group, Inc. (A)	1,960	35,927
CSX Corp.	189,640	14,499,874
Daseke, Inc. (A)	6,776	41,672
East Japan Railway Company	23,700	1,542,840
Hankyu Hanshin Holdings, Inc.	17,900	581,610
Heartland Express, Inc.	6,091	125,992
Hertz Global Holdings, Inc. (A)(C)	12,313	17,977
JB Hunt Transport Services, Inc.	20,902	2,937,567
Kansas City Southern	23,541	4,285,404
Keikyu Corp.	17,200	256,712
Keio Corp.	8,020	485,017
Keisei Electric Railway Company, Ltd.	10,135	297,880
Kintetsu Group Holdings Company, Ltd.	13,400	589,505
Knight-Swift Transportation Holdings, Inc.	32,927	1,496,861
Kyushu Railway Company	11,600	255,855
Landstar System, Inc.	10,333	1,375,219
Localiza Rent a Car SA	71,045	625,445
Marten Transport, Ltd.	7,990	145,098
MTR Corp., Ltd. (C)	203,368	1,057,828
Nagoya Railroad Company, Ltd.	14,600	407,622
Nippon Express Company, Ltd.	5,780	341,341
Norfolk Southern Corp.	63,467	13,488,642
Odakyu Electric Railway Company, Ltd.	23,000	569,605
Old Dominion Freight Line, Inc.	23,377	4,726,362
Rumo SA (A)	127,500	525,965
Ryder System, Inc.	14,471	591,864
Saia, Inc. (A)	3,451	463,124
Seibu Holdings, Inc.	16,800	184,553
Tobu Railway Company, Ltd.	14,900	465,641
Tokyu Corp.	39,093	522,756
U.S. Xpress Enterprises, Inc., Class A (A)	3,555	34,021
Union Pacific Corp.	168,112	32,351,473
Werner Enterprises, Inc.	23,406	1,076,910
West Japan Railway Company	12,700	667,855
		95,412,364
Trading companies and distributors – 0.4%
AerCap Holdings NV (A)	26,100	771,777
Alta Equipment Group, Inc. (A)	2,579	21,535
Applied Industrial Technologies, Inc. (C)	5,053	304,241
Ashtead Group PLC	42,083	1,459,126
Beacon Roofing Supply, Inc. (A)	7,208	244,279
BMC Stock Holdings, Inc. (A)	8,835	352,693
BOC Aviation, Ltd. (B)	24,400	181,238
Brenntag AG	29,000	1,817,036
Bunzl PLC	31,360	1,011,650
CAI International, Inc. (A)	2,247	49,007
DXP Enterprises, Inc. (A)	2,280	43,867
EVI Industries, Inc. (A)(C)	738	18,125
Fastenal Company	70,093	3,424,744
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Ferguson PLC	21,018	$2,061,138
Foundation Building Materials, Inc. (A)	2,794	45,347
GATX Corp.	13,934	931,906
GMS, Inc. (A)	5,449	144,344
H&E Equipment Services, Inc.	4,242	85,943
Herc Holdings, Inc. (A)	3,214	131,613
ITOCHU Corp.	105,937	2,718,585
Lawson Products, Inc. (A)	681	24,448
Marubeni Corp.	129,300	778,585
Mitsubishi Corp.	106,200	2,513,726
Mitsui & Company, Ltd.	130,200	2,348,221
MonotaRO Company, Ltd.	9,800	387,696
MRC Global, Inc. (A)	10,639	60,536
MSC Industrial Direct Company, Inc., Class A	12,233	806,155
NOW, Inc. (A)	14,563	105,873
Posco International Corp.	6,347	72,511
Rush Enterprises, Inc., Class A	3,143	151,870
Rush Enterprises, Inc., Class B	983	41,080
SiteOne Landscape Supply, Inc. (A)	5,459	682,648
Sumitomo Corp.	93,355	1,215,612
Systemax, Inc.	1,681	37,301
Textainer Group Holdings, Ltd. (A)	7,024	82,462
Titan Machinery, Inc. (A)	2,734	36,909
Toyota Tsusho Corp.	16,693	485,126
Transcat, Inc. (A)	1,156	33,998
Triton International, Ltd.	6,661	240,196
United Rentals, Inc. (A)	8,816	1,560,873
Univar Solutions, Inc. (A)	37,297	678,432
Veritiv Corp. (A)	1,949	33,874
W.W. Grainger, Inc.	5,300	1,936,779
Watsco, Inc.	8,822	2,161,302
WESCO International, Inc. (A)	5,461	255,848
		32,550,255
Transportation infrastructure – 0.2%
Aena SME SA (A)(B)	12,910	1,927,412
Aeroports de Paris	4,959	517,690
Airports of Thailand PCL, NVDR (C)	616,500	1,113,854
Atlantia SpA (A)	57,024	905,363
Auckland International Airport, Ltd.	461,257	2,052,926
Bangkok Expressway & Metro PCL, NVDR	1,101,200	321,012
Beijing Capital International Airport Company, Ltd., H Shares	218,211	154,241
CCR SA	141,615	344,570
China Merchants Port Holdings Company, Ltd.	162,031	185,238
COSCO SHIPPING Ports, Ltd.	205,108	116,048
Fraport AG Frankfurt Airport Services Worldwide (A)(C)	7,767	354,288
Getlink SE (A)	73,716	1,127,575
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	46,300	360,083
Grupo Aeroportuario del Sureste SAB de CV, B Shares (A)	25,250	286,760
International Container Terminal Services, Inc.	133,460	288,527
Japan Airport Terminal Company, Ltd.	4,000	179,500
Jiangsu Expressway Company, Ltd., H Shares	142,055	142,132
Kamigumi Company, Ltd.	7,800	160,973
Malaysia Airports Holdings BHD	137,622	168,387
Promotora y Operadora de Infraestructura SAB de CV (A)	27,750	205,468

The accompanying notes are an integral part of the financial statements.	84

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation infrastructure (continued)
Shenzhen Expressway Company, Ltd., H Shares	82,000	$74,201
Shenzhen International Holdings, Ltd.	125,500	201,209
Sydney Airport	204,485	859,123
Taiwan High Speed Rail Corp.	229,632	253,873
TAV Havalimanlari Holding AS	11,127	22,747
Transurban Group	505,091	4,996,061
Westports Holdings BHD	107,500	93,827
Zhejiang Expressway Company, Ltd., H Shares	168,982	113,921
		17,527,009
		874,910,030
Information technology – 21.7%
Communications equipment – 0.8%
Acacia Communications, Inc. (A)	5,069	342,056
Accton Technology Corp.	59,000	470,509
ADTRAN, Inc.	6,410	71,087
Applied Optoelectronics, Inc. (A)	2,743	31,901
Arista Networks, Inc. (A)	7,463	1,667,607
BYD Electronic International Company, Ltd.	78,800	333,240
CalAmp Corp. (A)	4,699	38,391
Calix, Inc. (A)	6,386	124,208
Casa Systems, Inc. (A)	4,521	20,571
Ciena Corp. (A)	41,375	2,348,859
Cisco Systems, Inc.	588,800	24,859,136
Clearfield, Inc. (A)	1,511	26,594
Comtech Telecommunications Corp.	3,232	53,651
Digi International, Inc. (A)	3,975	54,140
Extreme Networks, Inc. (A)(C)	15,666	68,460
F5 Networks, Inc. (A)	8,455	1,118,850
Genasys, Inc. (A)	4,924	24,620
Harmonic, Inc. (A)(C)	12,668	74,741
Infinera Corp. (A)	20,477	149,277
Inseego Corp. (A)(C)	8,922	102,425
InterDigital, Inc.	12,328	753,857
Juniper Networks, Inc.	46,005	1,150,125
KMW Company, Ltd. (A)	3,117	200,097
KVH Industries, Inc. (A)	2,678	24,075
Lumentum Holdings, Inc. (A)	20,170	1,734,620
Motorola Solutions, Inc.	23,612	3,653,957
NETGEAR, Inc. (A)	3,878	129,331
NetScout Systems, Inc. (A)	26,412	611,174
Nokia OYJ	1,876,546	9,148,041
PCTEL, Inc. (A)	2,826	17,917
Plantronics, Inc. (C)	4,522	55,892
Resonant, Inc. (A)	7,246	19,347
Ribbon Communications, Inc. (A)	9,192	39,342
Telefonaktiebolaget LM Ericsson, B Shares	629,495	7,339,857
ViaSat, Inc. (A)	15,732	625,504
Viavi Solutions, Inc. (A)	29,879	398,436
ZTE Corp., H Shares	87,915	255,197
		58,137,092
Electronic equipment, instruments and components – 1.1%
AAC Technologies Holdings, Inc. (C)	84,600	532,717
Akoustis Technologies, Inc. (A)(C)	4,244	33,655
Amphenol Corp., Class A	41,081	4,510,694
Arlo Technologies, Inc. (A)	11,204	64,199
Arrow Electronics, Inc. (A)	21,185	1,664,294
AU Optronics Corp. (A)	1,011,851	360,712
Avnet, Inc.	26,596	731,656
Badger Meter, Inc.	3,792	233,928
Belden, Inc.	16,084	541,709
Benchmark Electronics, Inc.	4,704	92,245
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
CDW Corp.	19,760	$2,245,724
China Railway Signal & Communication Corp., Ltd., H Shares (B)	182,500	73,851
Cognex Corp.	46,235	3,199,000
Coherent, Inc. (A)	6,531	735,782
Corning, Inc.	105,379	3,420,602
CTS Corp.	4,161	86,965
Daktronics, Inc.	5,863	25,914
Delta Electronics, Inc.	227,898	1,465,700
ePlus, Inc. (A)	1,745	133,876
Fabrinet (A)	4,773	333,060
FARO Technologies, Inc. (A)(C)	2,326	131,419
Fitbit, Inc., Class A (A)	31,289	198,998
FLIR Systems, Inc.	18,166	670,325
Foxconn Technology Company, Ltd.	107,180	190,634
Halma PLC	35,389	1,049,313
Hamamatsu Photonics KK	11,000	501,022
Hexagon AB, B Shares (A)	60,703	4,408,251
Hirose Electric Company, Ltd.	2,530	286,330
Hitachi, Ltd.	76,100	2,531,732
Hon Hai Precision Industry Company, Ltd.	1,461,172	3,832,198
II-VI, Inc. (A)	37,776	1,681,032
Ingenico Group SA (A)	10,153	1,733,562
Innolux Corp. (A)	965,300	300,375
Insight Enterprises, Inc. (A)	4,541	271,575
Intellicheck, Inc. (A)	2,333	14,698
IPG Photonics Corp. (A)	4,933	797,814
Iteris, Inc. (A)	6,279	28,695
Itron, Inc. (A)	5,261	313,398
Jabil, Inc.	36,934	1,261,296
Keyence Corp.	14,306	5,891,977
Keysight Technologies, Inc. (A)	25,968	2,558,367
Kimball Electronics, Inc. (A)	3,332	44,932
Kingboard Holdings, Ltd.	77,600	249,454
Kingboard Laminates Holdings, Ltd.	126,000	158,684
Knowles Corp. (A)	11,583	174,440
Kyocera Corp.	25,300	1,451,757
Largan Precision Company, Ltd.	11,590	1,339,090
LG Display Company, Ltd. (A)	28,132	345,004
LG Innotek Company, Ltd.	1,725	209,871
Littelfuse, Inc.	6,538	1,182,332
Luna Innovations, Inc. (A)	4,247	27,181
Methode Electronics, Inc.	4,677	132,406
MTS Systems Corp.	2,665	65,026
Murata Manufacturing Company, Ltd.	45,097	2,667,089
Napco Security Technologies, Inc. (A)	1,592	39,657
National Instruments Corp.	31,652	1,135,990
nLight, Inc. (A)	4,563	106,592
Novanta, Inc. (A)	4,472	479,264
Omron Corp.	14,567	1,066,929
OSI Systems, Inc. (A)	2,221	174,904
PAR Technology Corp. (A)(C)	2,143	80,020
PC Connection, Inc.	1,454	64,398
Plexus Corp. (A)	3,737	284,274
Powerfleet, Inc. (A)	4,184	23,514
Research Frontiers, Inc. (A)	4,095	9,500
Rogers Corp. (A)	2,439	276,363
Samsung Electro-Mechanics Company, Ltd.	6,756	705,997
Samsung SDI Company, Ltd.	6,614	2,511,308
Sanmina Corp. (A)	8,770	248,191
ScanSource, Inc. (A)	3,379	83,428
Shimadzu Corp.	17,400	519,822

The accompanying notes are an integral part of the financial statements.	85

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Sunny Optical Technology Group Company, Ltd.	82,950	$1,227,253
SYNNEX Corp.	11,090	1,410,094
Synnex Technology International Corp.	156,544	233,021
TDK Corp.	10,200	1,057,663
TE Connectivity, Ltd.	45,796	4,423,894
Trimble, Inc. (A)	67,260	3,525,097
TTM Technologies, Inc. (A)(C)	12,970	148,636
Venture Corp., Ltd.	13,400	195,295
Vishay Intertechnology, Inc.	52,975	847,070
Vishay Precision Group, Inc. (A)	1,728	43,044
Walsin Technology Corp.	37,000	201,871
WPG Holdings, Ltd.	185,360	259,692
Wrap Technologies, Inc. (A)(C)	1,839	15,999
Yageo Corp.	43,726	496,823
Yokogawa Electric Corp.	18,000	294,041
Zebra Technologies Corp., Class A (A)	7,371	2,112,013
Zhen Ding Technology Holding, Ltd.	68,817	288,581
		81,776,798
IT services – 3.7%
Accenture PLC, Class A	89,857	21,559,390
Adyen NV (A)(B)	3,569	6,016,093
Afterpay, Ltd. (A)	39,439	2,660,909
Akamai Technologies, Inc. (A)	22,890	2,665,083
Alliance Data Systems Corp.	11,415	514,931
Amadeus IT Group SA	82,525	4,636,025
Atos SE (A)	16,469	1,427,342
Automatic Data Processing, Inc.	60,622	8,431,914
Brightcove, Inc. (A)	5,628	62,583
Broadridge Financial Solutions, Inc.	16,196	2,225,330
CACI International, Inc., Class A (A)	6,756	1,582,188
Capgemini SE	26,973	3,741,650
Cardtronics PLC, Class A (A)	4,786	103,904
Cass Information Systems, Inc. (C)	1,918	75,109
CGI, Inc. (A)	8,675	609,348
Cielo SA	142,624	118,712
Cognizant Technology Solutions Corp., Class A	76,253	5,098,276
Computershare, Ltd.	89,901	880,099
Conduent, Inc. (A)(C)	22,130	74,799
CSG Systems International, Inc.	4,287	182,498
DXC Technology Company	35,795	715,184
Edenred	40,776	2,104,849
Endurance International Group Holdings, Inc. (A)(C)	9,074	59,072
EVERTEC, Inc.	7,895	276,483
Evo Payments, Inc., Class A (A)	5,397	155,056
ExlService Holdings, Inc. (A)	4,413	281,064
Fidelity National Information Services, Inc.	87,150	13,146,578
Fiserv, Inc. (A)	79,325	7,899,184
FleetCor Technologies, Inc. (A)	11,821	2,972,390
Fujitsu, Ltd.	15,400	2,010,317
Gartner, Inc. (A)	12,579	1,633,006
GDS Holdings, Ltd., ADR (A)(C)	9,200	744,648
Global Payments, Inc.	42,191	7,451,774
GMO Payment Gateway, Inc.	3,200	338,403
GreenSky, Inc., Class A (A)	8,492	36,940
Grid Dynamics Holdings, Inc. (A)	3,156	23,418
GTT Communications, Inc. (A)(C)	4,354	21,683
i3 Verticals, Inc., Class A (A)	1,993	55,585
IBM Corp.	125,244	15,443,838
International Money Express, Inc. (A)	1,854	31,370
Itochu Techno-Solutions Corp.	7,500	271,478
Jack Henry & Associates, Inc.	10,807	1,787,694
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
KBR, Inc.	56,947	$1,423,106
Leidos Holdings, Inc.	18,834	1,704,289
Limelight Networks, Inc. (A)	15,363	87,108
LiveRamp Holdings, Inc. (A)	26,204	1,463,231
ManTech International Corp., Class A	3,541	265,044
Mastercard, Inc., Class A	124,667	44,654,473
MAXIMUS, Inc.	24,485	1,898,812
MoneyGram International, Inc. (A)	8,751	25,553
NEC Corp.	19,400	1,024,342
Nexi SpA (A)(B)	43,417	772,703
NIC, Inc.	8,633	184,574
Nomura Research Institute, Ltd.	25,100	667,383
NTT Data Corp.	49,600	566,677
Obic Company, Ltd.	5,500	973,708
Otsuka Corp.	8,200	402,424
Paychex, Inc.	45,033	3,443,674
PayPal Holdings, Inc. (A)	165,624	33,810,483
Paysign, Inc. (A)	4,179	26,913
Perficient, Inc. (A)	4,270	183,226
Perspecta, Inc.	55,011	1,142,578
Repay Holdings Corp. (A)	4,822	121,997
Sabre Corp.	74,197	518,637
Samsung SDS Company, Ltd.	4,195	555,140
Science Applications International Corp.	13,303	1,110,268
SCSK Corp.	4,100	222,033
ServiceSource International, Inc. (A)	13,162	19,809
Shopify, Inc., Class A (A)	3,703	3,955,327
Sykes Enterprises, Inc. (A)	5,098	168,769
The Hackett Group, Inc.	3,473	43,795
The Western Union Company	57,963	1,367,347
TIS, Inc.	17,600	351,275
TravelSky Technology, Ltd., H Shares	108,900	226,145
TTEC Holdings, Inc.	2,391	135,546
Tucows, Inc., Class A (A)(C)	1,249	78,962
Unisys Corp. (A)	8,129	94,784
VeriSign, Inc. (A)	14,342	3,080,662
Verra Mobility Corp. (A)	17,670	186,684
Virtusa Corp. (A)	3,797	150,133
Visa, Inc., Class A	237,979	50,449,168
WEX, Inc. (A)	11,717	1,871,322
Wix.com, Ltd. (A)	5,700	1,679,391
Worldline SA (A)(B)	22,977	2,114,899
		283,348,591
Semiconductors and semiconductor equipment – 5.3%
Advanced Energy Industries, Inc. (A)	4,967	368,154
Advanced Micro Devices, Inc. (A)	225,538	20,483,361
Advantest Corp. (C)	15,700	752,305
Alpha & Omega Semiconductor, Ltd. (A)	2,843	38,523
Ambarella, Inc. (A)	4,320	227,664
Amkor Technology, Inc. (A)	13,025	158,840
Analog Devices, Inc.	70,948	8,292,402
Applied Materials, Inc.	176,488	10,871,661
ASE Technology Holding Company, Ltd.	381,422	791,603
ASM Pacific Technology, Ltd.	40,600	436,743
ASML Holding NV	84,143	31,444,761
Atomera, Inc. (A)(C)	2,090	26,564
Axcelis Technologies, Inc. (A)	4,258	100,617
AXT, Inc. (A)	5,545	31,274
Broadcom, Inc.	76,988	26,726,384
Brooks Automation, Inc.	9,519	491,466
Cabot Microelectronics Corp.	11,621	1,769,762
CEVA, Inc. (A)	2,884	121,849
Cirrus Logic, Inc. (A)	15,720	952,475
Cohu, Inc. (C)	5,428	93,362
Cree, Inc. (A)	29,127	1,837,914

The accompanying notes are an integral part of the financial statements.	86

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
CyberOptics Corp. (A)	979	$31,377
Diodes, Inc. (A)	5,531	270,245
Disco Corp.	2,300	536,042
DSP Group, Inc. (A)	2,975	42,662
Enphase Energy, Inc. (A)	21,917	1,692,650
First Solar, Inc. (A)	20,535	1,572,776
FormFactor, Inc. (A)	9,985	260,908
Globalwafers Company, Ltd.	26,000	349,805
GSI Technology, Inc. (A)	2,627	16,708
Hua Hong Semiconductor, Ltd. (A)(B)	53,100	191,816
Ichor Holdings, Ltd. (A)	2,908	73,165
Impinj, Inc. (A)(C)	2,230	54,524
Infineon Technologies AG	235,037	6,535,530
Intel Corp.	815,347	41,541,930
KLA Corp.	29,858	6,125,070
Lam Research Corp.	27,954	9,402,048
Lasertec Corp.	5,900	446,010
Lattice Semiconductor Corp. (A)	17,597	503,274
MACOM Technology Solutions Holdings, Inc. (A)(C)	6,168	219,766
Maxim Integrated Products, Inc.	51,345	3,514,052
MaxLinear, Inc. (A)	8,794	214,134
MediaTek, Inc.	176,752	3,342,355
Microchip Technology, Inc.	47,244	5,182,667
Micron Technology, Inc. (A)	214,175	9,747,104
MKS Instruments, Inc.	14,776	1,766,175
Monolithic Power Systems, Inc.	11,205	2,993,192
Nanya Technology Corp.	144,196	255,035
NeoPhotonics Corp. (A)	6,363	42,378
Novatek Microelectronics Corp.	67,900	555,532
NVE Corp.	662	35,371
NVIDIA Corp.	118,458	63,372,661
Onto Innovation, Inc. (A)	6,216	194,188
PDF Solutions, Inc. (A)	3,889	80,502
Phison Electronics Corp.	16,884	159,041
Photronics, Inc. (A)	8,233	82,577
Pixelworks, Inc. (A)	5,652	12,887
Power Integrations, Inc.	7,676	429,626
Powertech Technology, Inc.	87,199	256,958
Qorvo, Inc. (A)	22,094	2,833,997
QUALCOMM, Inc.	216,629	25,800,514
Rambus, Inc. (A)	14,859	199,556
Realtek Semiconductor Corp.	56,584	733,157
Renesas Electronics Corp. (A)	60,700	382,039
Rohm Company, Ltd.	6,900	444,502
Semiconductor Manufacturing International Corp. (A)(C)	386,399	1,220,638
Semtech Corp. (A)	25,987	1,524,138
Silergy Corp.	9,000	570,905
Silicon Laboratories, Inc. (A)	17,424	1,784,392
SiTime Corp. (A)	690	45,457
SK Hynix, Inc.	65,592	4,145,150
Skyworks Solutions, Inc.	32,128	4,653,741
SMART Global Holdings, Inc. (A)	1,833	46,192
SolarEdge Technologies, Inc. (A)	13,365	2,955,670
STMicroelectronics NV	107,047	3,237,641
SUMCO Corp.	20,800	282,437
SunPower Corp. (A)(C)	10,131	113,366
Synaptics, Inc. (A)	13,601	1,160,573
Taiwan Semiconductor Manufacturing Company, Ltd.	2,883,915	42,033,275
Teradyne, Inc.	44,640	3,793,061
Texas Instruments, Inc.	176,737	25,123,165
Tokyo Electron, Ltd.	11,715	3,004,992
Ultra Clean Holdings, Inc. (A)	5,170	126,768
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
United Microelectronics Corp.	1,307,774	$941,786
Universal Display Corp.	11,417	2,003,684
Vanguard International Semiconductor Corp.	105,302	335,399
Veeco Instruments, Inc. (A)	6,463	76,845
Win Semiconductors Corp.	40,000	390,480
Winbond Electronics Corp.	351,000	145,428
Xilinx, Inc.	46,826	4,877,396
Xinyi Solar Holdings, Ltd.	471,000	593,315
		403,700,084
Software – 6.2%
8x8, Inc. (A)	13,375	225,770
A10 Networks, Inc. (A)	8,353	71,418
ACI Worldwide, Inc. (A)	46,228	1,358,179
Adobe, Inc. (A)	68,613	35,225,228
Agilysys, Inc. (A)	2,512	63,729
Alarm.com Holdings, Inc. (A)	5,940	355,628
Altair Engineering, Inc., Class A (A)	5,536	232,623
American Software, Inc., Class A	4,020	56,923
ANSYS, Inc. (A)	12,235	4,147,787
Appfolio, Inc., Class A (A)	2,098	352,527
Appian Corp. (A)(C)	4,306	263,699
Autodesk, Inc. (A)	31,216	7,669,771
Avaya Holdings Corp. (A)	12,239	189,949
AVEVA Group PLC	5,996	405,057
Benefitfocus, Inc. (A)	3,999	41,350
Blackbaud, Inc.	19,843	1,266,976
BlackBerry, Ltd. (A)	19,074	99,439
Blackline, Inc. (A)(C)	6,574	574,370
Bottomline Technologies DE, Inc. (A)	5,691	271,062
Box, Inc., Class A (A)	19,317	379,193
Cadence Design Systems, Inc. (A)	39,759	4,409,671
CDK Global, Inc.	32,727	1,525,733
Cerence, Inc. (A)	4,815	256,158
Ceridian HCM Holding, Inc. (A)	27,338	2,173,918
ChannelAdvisor Corp. (A)	3,698	62,200
Check Point Software Technologies, Ltd. (A)	13,100	1,654,006
Citrix Systems, Inc.	16,526	2,399,575
Cloudera, Inc. (A)(C)	26,863	354,860
CommVault Systems, Inc. (A)	16,929	731,841
Constellation Software, Inc.	719	832,355
Cornerstone OnDemand, Inc. (A)	7,958	280,679
CyberArk Software, Ltd. (A)	4,300	475,150
Dassault Systemes SE	22,022	4,155,484
Digimarc Corp. (A)	1,731	27,661
Digital Turbine, Inc. (A)	10,903	263,744
Domo, Inc., Class B (A)	3,370	137,226
Douzone Bizon Company, Ltd.	2,327	197,374
Ebix, Inc. (C)	3,534	81,529
eGain Corp. (A)	2,981	39,886
Envestnet, Inc. (A)	6,954	577,112
Fair Isaac Corp. (A)	7,810	3,286,370
Fortinet, Inc. (A)	19,107	2,522,220
GTY Technology Holdings, Inc. (A)	6,588	21,510
Intelligent Systems Corp. (A)	999	37,552
Intuit, Inc.	37,136	12,826,403
j2 Global, Inc. (A)	18,254	1,277,597
Kingdee International Software Group Company, Ltd. (A)	270,800	689,247
Kingsoft Corp., Ltd.	96,000	513,039
LivePerson, Inc. (A)(C)	8,000	477,280
LogMeIn, Inc.	13,134	1,130,049
Manhattan Associates, Inc. (A)	17,099	1,662,878
Microsoft Corp.	1,079,950	243,561,124

The accompanying notes are an integral part of the financial statements.	87

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
MicroStrategy, Inc., Class A (A)	1,012	$146,173
Mimecast, Ltd. (A)	7,402	364,474
Mitek Systems, Inc. (A)	5,440	69,034
MobileIron, Inc. (A)	13,178	86,052
Model N, Inc. (A)	4,453	175,092
Nemetschek SE	10,823	860,462
Nice, Ltd. (A)	6,989	1,604,761
NortonLifeLock, Inc.	77,175	1,815,156
OneSpan, Inc. (A)	4,398	94,777
Ontrak, Inc. (A)(C)	1,084	79,078
Open Text Corp.	9,895	448,797
Oracle Corp.	296,405	16,960,294
Oracle Corp. Japan	3,000	351,582
Paycom Software, Inc. (A)	6,870	2,057,290
Paylocity Holding Corp. (A)	9,686	1,426,264
Ping Identity Holding Corp. (A)	2,093	72,146
Progress Software Corp.	5,888	223,096
PROS Holdings, Inc. (A)	5,171	201,669
PTC, Inc. (A)	28,040	2,563,136
Q2 Holdings, Inc. (A)	6,492	631,607
QAD, Inc., Class A	1,547	70,358
Qualys, Inc. (A)	13,471	1,429,812
Rapid7, Inc. (A)	6,607	426,614
Rosetta Stone, Inc. (A)	3,190	96,912
Sailpoint Technologies Holdings, Inc. (A)	11,549	453,067
salesforce.com, Inc. (A)	128,311	34,983,994
SAP SE	196,103	32,424,617
Sapiens International Corp. NV (C)	3,354	112,493
ServiceNow, Inc. (A)	27,158	13,090,699
ShotSpotter, Inc. (A)	1,149	34,424
Smith Micro Software, Inc. (A)	4,840	18,586
Sprout Social, Inc., Class A (A)	1,067	41,346
SPS Commerce, Inc. (A)	4,607	368,007
SVMK, Inc. (A)	15,659	389,753
Synchronoss Technologies, Inc. (A)	6,183	27,143
Synopsys, Inc. (A)	21,474	4,752,196
TeamViewer AG (A)(B)	24,398	1,321,075
Telenav, Inc. (A)	4,886	22,427
Temenos AG	8,307	1,341,976
Tenable Holdings, Inc. (A)	8,002	301,195
Teradata Corp. (A)	29,218	711,458
The Sage Group PLC	101,401	1,001,206
Trend Micro, Inc.	10,500	649,794
Tyler Technologies, Inc. (A)	5,663	1,955,491
Upland Software, Inc. (A)	3,006	117,895
Varonis Systems, Inc. (A)	4,087	504,867
Verint Systems, Inc. (A)	8,388	398,933
Veritone, Inc. (A)	3,089	25,546
VirnetX Holding Corp. (C)	8,460	42,046
WiseTech Global, Ltd.	26,436	548,450
Workiva, Inc. (A)	5,049	297,891
Xperi Holding Corp.	14,035	175,859
Yext, Inc. (A)(C)	13,315	264,436
Zix Corp. (A)	7,444	45,111
Zuora, Inc., Class A (A)	12,911	175,460
		470,744,186
Technology hardware, storage and peripherals – 4.6%
3D Systems Corp. (A)(C)	15,173	83,300
Acer, Inc.	341,008	271,420
Advantech Company, Ltd.	44,834	464,357
Apple, Inc.	2,262,676	291,975,664
Asustek Computer, Inc.	82,354	682,036
Avid Technology, Inc. (A)	4,313	34,935
Brother Industries, Ltd.	17,500	289,518
Canon, Inc.	78,496	1,346,337
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Catcher Technology Company, Ltd.	81,475	$556,213
Chicony Electronics Company, Ltd.	69,224	208,827
Compal Electronics, Inc.	489,148	308,078
Diebold Nixdorf, Inc. (A)(C)	9,420	78,563
FUJIFILM Holdings Corp.	28,315	1,346,817
Hewlett Packard Enterprise Company	178,377	1,724,906
HP, Inc.	198,535	3,881,359
Immersion Corp. (A)	2,992	28,454
Intevac, Inc. (A)	3,655	21,930
Inventec Corp.	293,495	227,180
Legend Holdings Corp., H Shares (B)(C)	67,100	98,905
Lenovo Group, Ltd.	839,764	559,883
Lite-On Technology Corp.	248,018	392,765
Logitech International SA	20,850	1,544,245
Micro-Star International Company, Ltd.	79,300	366,103
NCR Corp. (A)	34,416	703,463
NetApp, Inc.	30,708	1,455,252
Pegatron Corp.	229,500	488,163
Quanta Computer, Inc.	339,000	888,506
Quantum Corp. (A)	4,230	23,096
Ricoh Company, Ltd. (C)	52,800	394,161
Samsung Electronics Company, Ltd.	573,151	26,024,575
Seagate Technology PLC	31,355	1,504,726
Seiko Epson Corp.	22,069	263,120
Super Micro Computer, Inc. (A)(C)	5,827	159,602
Western Digital Corp.	41,610	1,598,656
Wistron Corp.	332,580	360,721
Wiwynn Corp.	9,000	240,075
Xerox Holdings Corp.	25,427	479,553
Xiaomi Corp., Class B (A)(B)	1,216,500	3,767,259
		344,842,723
		1,642,549,474
Materials – 4.2%
Chemicals – 2.1%
AdvanSix, Inc. (A)	3,830	48,756
Air Liquide SA	79,336	13,155,879
Air Products & Chemicals, Inc.	25,530	7,461,398
Air Water, Inc.	14,500	203,515
Akzo Nobel NV	39,480	3,896,814
Albemarle Corp.	12,290	1,118,513
American Vanguard Corp.	3,917	55,426
Amyris, Inc. (A)	9,494	31,140
Arkema SA	11,572	1,281,148
Asahi Kasei Corp.	98,700	826,833
Ashland Global Holdings, Inc.	16,280	1,199,673
Avient Corp.	36,575	933,394
Balchem Corp.	4,229	413,173
Barito Pacific Tbk PT (A)	3,528,400	203,258
BASF SE	172,521	10,535,245
Cabot Corp.	15,202	562,626
Celanese Corp.	13,667	1,382,417
CF Industries Holdings, Inc.	24,715	806,450
Chase Corp.	966	94,253
Chr. Hansen Holding A/S	18,488	2,122,007
Clariant AG	25,384	530,045
Corteva, Inc.	86,510	2,469,861
Covestro AG (B)	32,671	1,557,558
Croda International PLC	12,001	944,612
Daicel Corp.	19,800	143,470
Dow, Inc.	85,627	3,863,490
DuPont de Nemours, Inc.	84,824	4,729,786
Eastman Chemical Company	15,709	1,148,485
Ecolab, Inc.	28,587	5,633,926
EMS-Chemie Holding AG (C)	1,036	936,289
Evonik Industries AG	39,419	1,144,783

The accompanying notes are an integral part of the financial statements.	88

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Ferro Corp. (A)(C)	10,723	$133,716
FMC Corp.	14,964	1,599,053
Formosa Chemicals & Fibre Corp.	411,471	953,159
Formosa Plastics Corp.	448,040	1,196,733
FutureFuel Corp.	3,481	42,120
GCP Applied Technologies, Inc. (A)	6,464	168,452
Givaudan SA	1,172	4,925,998
Hawkins, Inc.	1,315	66,039
HB Fuller Company	6,725	323,943
ICL Group, Ltd.	83,128	308,822
Indorama Ventures PCL, NVDR	243,500	185,802
Ingevity Corp. (A)	16,551	929,670
Innospec, Inc.	3,209	239,680
International Flavors & Fragrances, Inc. (C)	12,352	1,529,054
Johnson Matthey PLC	18,070	569,914
JSR Corp.	16,000	341,554
Kansai Paint Company, Ltd.	13,900	330,669
Koninklijke DSM NV	34,074	5,456,992
Koppers Holdings, Inc. (A)	2,781	66,911
Kraton Corp. (A)	4,135	58,055
Kronos Worldwide, Inc.	3,129	39,081
Kumho Petrochemical Company, Ltd.	2,260	190,737
Kuraray Company, Ltd.	25,200	257,473
LANXESS AG	15,638	915,490
LG Chem, Ltd.	5,516	3,430,910
Linde PLC	60,709	15,161,466
Livent Corp. (A)(C)	19,410	164,597
Lotte Chemical Corp.	2,082	331,535
LyondellBasell Industries NV, Class A	29,703	1,944,952
Minerals Technologies, Inc.	13,663	693,397
Mitsubishi Chemical Holdings Corp.	100,750	588,347
Mitsubishi Gas Chemical Company, Inc.	12,500	223,212
Mitsui Chemicals, Inc.	14,500	340,098
Nan Ya Plastics Corp.	603,610	1,266,313
NewMarket Corp.	1,944	724,121
Nippon Paint Holdings Company, Ltd. (C)	11,500	987,826
Nissan Chemical Corp.	9,800	518,664
Nitto Denko Corp.	12,544	761,654
Novozymes A/S, B Shares	37,431	2,211,967
Nutrien, Ltd.	20,583	762,345
Olin Corp.	42,508	478,215
Orbia Advance Corp. SAB de CV	127,780	205,317
Orica, Ltd.	74,856	957,006
Orion Engineered Carbons SA	7,979	96,945
Petronas Chemicals Group BHD	308,245	403,595
PPG Industries, Inc.	27,272	3,283,549
PQ Group Holdings, Inc. (A)	5,100	59,415
PTT Global Chemical PCL, NVDR	325,300	484,075
Quaker Chemical Corp. (C)	1,735	329,650
Rayonier Advanced Materials, Inc. (A)	8,841	27,938
RPM International, Inc.	34,871	2,956,015
Sasol, Ltd. (A)	69,337	565,366
Sensient Technologies Corp.	16,928	934,764
Shin-Etsu Chemical Company, Ltd.	27,837	3,382,877
Showa Denko KK	10,600	206,350
Sika AG	18,016	4,307,757
Sinopec Shanghai Petrochemical Company, Ltd., H Shares (C)	382,199	78,809
Solvay SA	17,323	1,492,556
Stepan Company	2,804	323,273
Sumitomo Chemical Company, Ltd.	117,800	382,072
Symrise AG	24,138	3,338,260
Taiyo Nippon Sanso Corp.	11,900	209,012
Teijin, Ltd.	14,100	221,083
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
The Chemours Company	44,223	$913,647
The Mosaic Company	40,309	734,833
The Scotts Miracle-Gro Company	10,612	1,788,440
The Sherwin-Williams Company	9,342	6,268,949
Toray Industries, Inc.	109,200	518,048
Tosoh Corp.	20,700	306,235
Trecora Resources (A)	3,934	23,643
Tredegar Corp.	3,547	60,051
Trinseo SA	5,091	126,817
Tronox Holdings PLC, Class A	11,987	107,404
Umicore SA	46,022	2,112,407
Valvoline, Inc.	49,827	1,016,471
Yara International ASA	22,651	948,994
		160,024,582
Construction materials – 0.3%
Anhui Conch Cement Company, Ltd., H Shares	143,610	1,039,656
Asia Cement Corp.	256,687	371,995
Cemex SAB de CV	1,842,188	590,995
China National Building Material Company, Ltd., H Shares	450,900	632,875
China Resources Cement Holdings, Ltd.	283,900	413,444
CRH PLC	92,498	3,449,777
Eagle Materials, Inc.	11,207	916,396
Forterra, Inc. (A)	2,636	34,927
HeidelbergCement AG	27,977	1,774,915
Indocement Tunggal Prakarsa Tbk PT	194,820	158,882
James Hardie Industries PLC, CHESS Depositary Interest	81,777	1,855,422
LafargeHolcim, Ltd. (A)	66,586	3,161,116
Martin Marietta Materials, Inc.	7,195	1,459,650
POSCO Chemical Company, Ltd.	2,594	193,766
Semen Indonesia Persero Tbk PT	392,492	284,300
Summit Materials, Inc., Class A (A)	15,468	230,319
Taiheiyo Cement Corp.	9,600	243,402
Taiwan Cement Corp.	570,544	834,192
The Siam Cement PCL, NVDR	112,400	1,279,538
U.S. Concrete, Inc. (A)	2,177	58,104
United States Lime & Minerals, Inc.	303	27,915
Vulcan Materials Company	15,309	1,837,080
		20,848,666
Containers and packaging – 0.2%
Amcor PLC	182,001	2,012,931
AptarGroup, Inc.	17,285	2,046,371
Avery Dennison Corp.	9,629	1,111,090
Ball Corp.	37,685	3,028,743
CCL Industries, Inc., Class B	5,507	203,544
Greif, Inc., Class A	10,344	381,176
Greif, Inc., Class B	824	33,809
International Paper Company	45,435	1,647,927
Klabin SA	81,042	380,173
Myers Industries, Inc.	4,865	74,435
O-I Glass, Inc.	62,824	683,525
Packaging Corp. of America	10,964	1,109,995
Ranpak Holdings Corp. (A)	4,085	36,520
Sealed Air Corp.	17,995	707,204
Silgan Holdings, Inc.	20,900	795,454
Smurfit Kappa Group PLC	26,598	941,868
Sonoco Products Company	27,018	1,432,765
UFP Technologies, Inc. (A)	980	40,386
Westrock Company	29,970	908,990
		17,576,906
Metals and mining – 1.4%
1911 Gold Corp. (A)	2,060	1,249

The accompanying notes are an integral part of the financial statements.	89

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Agnico Eagle Mines, Ltd.	8,515	$702,038
Alcoa Corp. (A)	24,636	360,178
Allegheny Technologies, Inc. (A)	50,810	423,247
Aluminum Corp. of China, Ltd., H Shares (A)	458,880	111,861
Anglo American Platinum, Ltd. (C)	6,600	491,587
Anglo American PLC	114,478	2,813,262
AngloGold Ashanti, Ltd.	51,020	1,512,711
Antofagasta PLC	36,683	525,937
ArcelorMittal SA (A)	120,157	1,513,583
Arconic Corp. (A)	13,072	290,852
B2Gold Corp.	37,207	249,882
Barrick Gold Corp.	63,116	1,869,745
BHP Group PLC	196,970	4,483,482
BHP Group, Ltd.	543,973	15,020,136
BlueScope Steel, Ltd.	93,386	872,237
Boliden AB	58,943	1,761,032
Caledonia Mining Corp. PLC	1,662	30,215
Carpenter Technology Corp.	6,286	132,195
Century Aluminum Company (A)	6,943	68,527
China Hongqiao Group, Ltd.	199,800	128,751
China Molybdenum Company, Ltd., H Shares	388,500	157,499
China Steel Corp.	1,379,958	936,294
Cia de Minas Buenaventura SAA, ADR	36,500	513,920
Cia Siderurgica Nacional SA	80,866	224,509
Cleveland-Cliffs, Inc. (C)	51,877	341,351
Coeur Mining, Inc. (A)	31,896	269,840
Commercial Metals Company	47,559	992,556
Compass Minerals International, Inc.	13,599	774,191
Eregli Demir ve Celik Fabrikalari TAS	87,164	103,558
Evolution Mining, Ltd.	298,521	1,220,590
Evraz PLC	46,823	200,322
First Quantum Minerals, Ltd. (C)	21,064	208,484
Fortescue Metals Group, Ltd.	312,705	3,996,801
Franco-Nevada Corp.	6,707	1,008,711
Freeport-McMoRan, Inc.	167,844	2,620,045
Glencore PLC (A)	931,580	2,290,593
Gold Fields, Ltd.	108,377	1,418,330
Gold Resource Corp.	9,030	35,939
Grupo Mexico SAB de CV, Series B	378,600	1,010,430
Haynes International, Inc.	1,799	33,713
Hecla Mining Company	68,363	411,545
Hitachi Metals, Ltd.	16,800	251,557
Hyundai Steel Company	10,704	225,542
Impala Platinum Holdings, Ltd.	98,234	905,452
Industrias Penoles SAB de CV	16,680	275,949
JFE Holdings, Inc.	38,300	289,673
Jiangxi Copper Company, Ltd., H Shares	137,825	162,210
Kaiser Aluminum Corp.	2,091	134,409
KGHM Polska Miedz SA (A)	23,608	875,652
Kinross Gold Corp. (A)	44,768	397,450
Kirkland Lake Gold, Ltd.	9,653	514,343
Korea Zinc Company, Ltd.	1,033	346,030
Kumba Iron Ore, Ltd.	7,914	248,006
Lundin Mining Corp. (C)	24,452	153,159
Maruichi Steel Tube, Ltd.	4,400	117,964
Materion Corp.	2,692	146,956
Mitsubishi Materials Corp.	8,700	182,502
Newcrest Mining, Ltd.	149,120	3,511,567
Newmont Corp.	92,776	6,241,969
Nippon Steel Corp.	63,278	622,950
Norsk Hydro ASA (A)	172,489	550,175
Northam Platinum, Ltd. (A)	43,677	412,355
Northern Star Resources, Ltd.	136,558	1,376,077
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Novagold Resources, Inc. (A)	30,889	$327,115
Nucor Corp.	34,810	1,582,463
Pan American Silver Corp.	7,472	269,756
POSCO	8,938	1,383,568
Press Metal Aluminium Holdings BHD	181,500	226,807
Reliance Steel & Aluminum Company	17,138	1,797,262
Rio Tinto PLC	104,588	6,504,369
Rio Tinto, Ltd.	68,565	4,933,958
Royal Gold, Inc.	17,661	2,407,548
Schnitzer Steel Industries, Inc., Class A	3,479	68,675
Sibanye Stillwater, Ltd. (A)	279,353	855,132
South32, Ltd.	903,939	1,397,462
Southern Copper Corp. (C)	14,500	697,450
Steel Dynamics, Inc.	56,641	1,672,042
Sumitomo Metal Mining Company, Ltd.	18,300	558,250
SunCoke Energy, Inc.	11,592	41,499
Teck Resources, Ltd., Class B	17,446	201,164
thyssenkrupp AG (A)	75,892	546,628
TimkenSteel Corp. (A)	6,475	24,411
United States Steel Corp. (C)	81,647	639,296
Vale SA	432,871	4,715,477
voestalpine AG	22,770	565,815
Warrior Met Coal, Inc.	6,732	104,144
Wheaton Precious Metals Corp.	15,881	848,139
Worthington Industries, Inc.	14,718	611,239
Yamana Gold, Inc.	34,068	211,040
Zhaojin Mining Industry Company, Ltd., H Shares	120,600	135,044
Zijin Mining Group Company, Ltd., H Shares	662,329	451,717
		103,851,345
Paper and forest products – 0.2%
Boise Cascade Company	5,092	233,214
Clearwater Paper Corp. (A)	2,157	72,605
Domtar Corp.	22,042	628,638
Empresas CMPC SA	315,892	656,170
Indah Kiat Pulp & Paper Corp. Tbk PT	362,600	231,358
Lee & Man Paper Manufacturing, Ltd.	154,500	92,316
Louisiana-Pacific Corp.	44,947	1,480,554
Mondi PLC	45,301	891,356
Neenah, Inc.	2,223	98,434
Nine Dragons Paper Holdings, Ltd.	191,200	211,814
Oji Holdings Corp.	67,700	305,832
P.H. Glatfelter Company	5,893	88,336
Schweitzer-Mauduit International, Inc.	4,072	123,504
Stora Enso OYJ, R Shares	193,092	2,847,840
Suzano SA (A)	63,667	583,387
Svenska Cellulosa AB SCA, B Shares (A)	130,741	1,688,231
UPM-Kymmene OYJ	177,120	5,375,863
Verso Corp., Class A	4,698	61,591
		15,671,043
		317,972,542
Real estate – 2.5%
Equity real estate investment trusts – 1.8%
Acadia Realty Trust	11,203	127,042
Agree Realty Corp.	6,878	460,276
Alexander & Baldwin, Inc.	9,659	116,970
Alexander's, Inc.	280	71,420
Alexandria Real Estate Equities, Inc.	8,963	1,509,190
Alpine Income Property Trust, Inc.	1,110	16,106
American Assets Trust, Inc.	6,607	168,809
American Campus Communities, Inc.	37,056	1,256,198
American Finance Trust, Inc.	14,304	97,768
American Tower Corp.	31,487	7,844,986

The accompanying notes are an integral part of the financial statements.	90

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Apartment Investment & Management Company, A Shares	10,576	$381,053
Armada Hoffler Properties, Inc.	7,447	75,215
Ascendas Real Estate Investment Trust	149,500	364,240
AvalonBay Communities, Inc.	9,995	1,579,810
Bluerock Residential Growth REIT, Inc.	3,559	26,372
Boston Properties, Inc.	10,263	891,547
Brixmor Property Group, Inc.	79,832	942,018
BRT Apartments Corp.	1,797	23,990
Camden Property Trust	26,224	2,384,811
Canadian Apartment Properties REIT	3,176	109,572
CapitaLand Commercial Trust	130,500	160,902
CapitaLand Mall Trust	125,300	180,221
CareTrust REIT, Inc.	12,575	243,578
CatchMark Timber Trust, Inc., Class A	6,821	67,733
Chatham Lodging Trust	6,615	45,776
City Office REIT, Inc.	6,260	50,330
Clipper Realty, Inc.	2,384	15,901
Colony Capital, Inc.	63,945	173,291
Columbia Property Trust, Inc.	14,992	176,906
Community Healthcare Trust, Inc.	2,750	128,425
CoreCivic, Inc.	15,608	145,310
CorEnergy Infrastructure Trust, Inc.	2,066	18,470
CorePoint Lodging, Inc.	6,363	36,142
CoreSite Realty Corp.	10,854	1,329,072
Corporate Office Properties Trust	30,206	744,276
Cousins Properties, Inc.	40,001	1,194,030
Covivio	8,023	593,385
Crown Castle International Corp.	29,601	4,832,363
CyrusOne, Inc.	31,023	2,591,351
Daiwa House REIT Investment Corp.	154	402,361
Dexus	202,377	1,316,008
DiamondRock Hospitality Company	26,463	140,254
Digital Realty Trust, Inc.	19,057	2,966,222
Diversified Healthcare Trust	31,330	119,054
Douglas Emmett, Inc.	44,394	1,239,480
Duke Realty Corp.	26,165	1,008,661
Easterly Government Properties, Inc.	9,766	236,240
EastGroup Properties, Inc.	15,528	2,067,708
EPR Properties	20,865	674,148
Equinix, Inc.	6,287	4,965,347
Equity Residential	24,845	1,402,500
Essential Properties Realty Trust, Inc.	11,985	203,385
Essex Property Trust, Inc.	4,646	1,005,905
Extra Space Storage, Inc.	9,169	976,957
Farmland Partners, Inc.	4,037	27,008
Federal Realty Investment Trust	4,996	395,883
Fibra Uno Administracion SA de CV	382,000	298,868
First Capital Real Estate Investment Trust	4,375	45,885
First Industrial Realty Trust, Inc.	34,257	1,461,061
Four Corners Property Trust, Inc.	9,224	232,906
Franklin Street Properties Corp.	13,956	61,825
Front Yard Residential Corp.	6,680	65,130
Gecina SA	7,670	1,054,606
Getty Realty Corp.	4,345	127,265
Gladstone Commercial Corp.	4,481	87,872
Gladstone Land Corp.	2,733	43,017
Global Medical REIT, Inc.	5,437	69,539
Global Net Lease, Inc.	11,804	206,570
GLP J-REIT (A)	285	440,095
Goodman Group	303,939	4,091,616
Growthpoint Properties, Ltd.	370,913	267,171
Healthcare Realty Trust, Inc.	53,838	1,553,226
Healthpeak Properties, Inc.	38,233	1,056,760
Hersha Hospitality Trust	5,178	33,295
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Highwoods Properties, Inc.	27,976	$1,042,386
Host Hotels & Resorts, Inc.	50,071	562,297
Hudson Pacific Properties, Inc.	41,282	969,301
ICADE	4,950	320,418
Independence Realty Trust, Inc.	12,242	143,354
Industrial Logistics Properties Trust	8,299	179,009
Innovative Industrial Properties, Inc.	2,182	268,582
Investors Real Estate Trust	1,582	112,480
Iron Mountain, Inc.	20,450	615,341
iStar, Inc.	9,693	119,999
Japan Prime Realty Investment Corp.	61	184,193
Japan Real Estate Investment Corp.	103	576,789
Japan Retail Fund Investment Corp.	205	308,527
JBG SMITH Properties	31,661	876,060
Jernigan Capital, Inc.	3,104	53,513
Kilroy Realty Corp.	28,510	1,668,405
Kimco Realty Corp.	30,720	368,333
Kite Realty Group Trust	10,818	121,594
Klepierre SA	32,916	541,859
Lamar Advertising Company, Class A	23,251	1,609,667
Land Securities Group PLC	65,520	507,820
Lexington Realty Trust	33,249	378,041
Life Storage, Inc.	12,633	1,331,897
Link REIT	273,225	2,173,573
LTC Properties, Inc.	5,065	184,822
Mack-Cali Realty Corp.	36,332	458,873
Mapletree Commercial Trust	103,800	146,235
Mapletree Logistics Trust	128,800	195,700
Medical Properties Trust, Inc.	142,277	2,643,507
Mid-America Apartment Communities, Inc.	8,122	951,249
Mirvac Group	726,231	1,127,349
Monmouth Real Estate Investment Corp.	12,254	177,806
National Health Investors, Inc.	5,591	348,040
National Retail Properties, Inc.	46,309	1,641,191
National Storage Affiliates Trust	8,055	276,367
New Senior Investment Group, Inc.	11,739	51,417
NexPoint Residential Trust, Inc.	2,833	117,286
Nippon Building Fund, Inc.	99	596,140
Nippon Prologis REIT, Inc.	164	537,145
Nomura Real Estate Master Fund, Inc.	332	425,544
Office Properties Income Trust	6,284	149,811
Omega Healthcare Investors, Inc.	61,104	1,892,391
One Liberty Properties, Inc.	2,318	44,413
Orix JREIT, Inc.	205	304,556
Park Hotels & Resorts, Inc.	63,444	602,084
Pebblebrook Hotel Trust	52,337	660,493
Physicians Realty Trust	80,881	1,467,990
Piedmont Office Realty Trust, Inc., Class A	16,431	251,559
Plymouth Industrial REIT, Inc.	2,243	29,944
PotlatchDeltic Corp.	26,600	1,224,664
Preferred Apartment Communities, Inc., Class A	6,452	42,583
Prologis, Inc.	52,459	5,343,474
PS Business Parks, Inc.	7,997	1,009,221
Public Storage	10,677	2,267,795
QTS Realty Trust, Inc., Class A	7,817	530,149
Rayonier, Inc.	37,288	1,091,793
Realty Income Corp.	24,391	1,512,974
Regency Centers Corp.	12,048	478,426
Retail Opportunity Investments Corp.	15,106	168,130
Retail Properties of America, Inc., Class A	28,261	178,327
Retail Value, Inc.	2,353	29,907
Rexford Industrial Realty, Inc.	34,022	1,632,376
RioCan Real Estate Investment Trust	6,708	78,222

The accompanying notes are an integral part of the financial statements.	91

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
RLJ Lodging Trust	21,642	$204,300
RPT Realty	10,726	62,854
Ryman Hospitality Properties, Inc.	6,640	253,382
Sabra Health Care REIT, Inc.	82,216	1,219,263
Safehold, Inc.	2,245	124,530
Saul Centers, Inc.	1,596	44,720
SBA Communications Corp.	7,929	2,426,829
Scentre Group	967,173	1,609,891
Segro PLC	109,801	1,396,033
Seritage Growth Properties, Class A (A)	4,719	66,208
Service Properties Trust	66,066	542,402
Simon Property Group, Inc.	21,716	1,473,431
SITE Centers Corp.	20,248	152,062
SL Green Realty Corp.	5,437	254,234
SmartCentres Real Estate Investment Trust	3,174	49,982
Spirit Realty Capital, Inc.	27,721	984,373
STAG Industrial, Inc.	19,526	630,690
Stockland	440,050	1,283,130
STORE Capital Corp.	59,918	1,620,183
Summit Hotel Properties, Inc.	13,839	81,512
Sunstone Hotel Investors, Inc.	28,078	233,890
Suntec Real Estate Investment Trust	94,200	96,762
Tanger Factory Outlet Centers, Inc.	11,971	68,115
Taubman Centers, Inc.	16,590	635,397
Terreno Realty Corp.	8,654	516,125
The British Land Company PLC	81,882	399,624
The GEO Group, Inc.	48,017	535,870
The GPT Group	359,424	1,013,604
The Macerich Company	49,907	395,763
UDR, Inc.	20,946	729,130
UMH Properties, Inc.	5,005	72,773
Unibail-Rodamco-Westfield	15,687	729,986
Unibail-Rodamco-Westfield (Euronext Amsterdam Exchange)	7,490	348,543
United Urban Investment Corp.	232	257,856
Uniti Group, Inc.	25,381	249,241
Universal Health Realty Income Trust	1,699	113,357
Urban Edge Properties	45,072	475,960
Urstadt Biddle Properties, Inc., Class A	4,086	38,000
Ventas, Inc.	26,498	1,091,983
Vicinity Centres	716,617	764,338
Vornado Realty Trust	11,266	403,661
Washington Real Estate Investment Trust	10,782	236,557
Weingarten Realty Investors	32,428	566,517
Welltower, Inc.	29,652	1,705,583
Weyerhaeuser Company	53,000	1,606,430
Whitestone REIT	5,653	36,349
Xenia Hotels & Resorts, Inc.	15,073	135,356
		135,358,853
Real estate management and development – 0.7%
Aeon Mall Company, Ltd.	8,000	105,714
Agile Group Holdings, Ltd.	136,600	188,320
Aroundtown SA (A)	216,277	1,184,771
Ayala Land, Inc.	1,083,670	642,566
Azrieli Group, Ltd.	5,175	279,205
BR Malls Participacoes SA (A)	91,919	155,701
CapitaLand, Ltd.	125,700	255,576
CBRE Group, Inc., Class A (A)	23,805	1,119,549
Cencosud Shopping SA	143,765	214,698
Central Pattana PCL, NVDR	323,100	489,747
China Aoyuan Group, Ltd.	141,000	162,293
China Evergrande Group (C)	216,035	503,664
China Jinmao Holdings Group, Ltd.	616,400	384,897
China Overseas Land & Investment, Ltd.	447,297	1,293,802
China Overseas Property Holdings, Ltd.	150,000	135,094
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
China Resources Land, Ltd.	372,705	$1,721,751
China Vanke Company, Ltd., H Shares	198,100	614,931
CIFI Holdings Group Company, Ltd.	366,700	311,694
City Developments, Ltd.	22,400	131,995
CK Asset Holdings, Ltd.	342,698	1,860,059
Country Garden Holdings Company, Ltd.	890,167	1,102,170
CTO Realty Growth, Inc.	758	31,965
Cushman & Wakefield PLC (A)	14,547	168,891
Daito Trust Construction Company, Ltd.	5,000	443,143
Daiwa House Industry Company, Ltd.	44,500	1,189,884
Dalian Wanda Commercial Properties Company, Ltd., H Shares (A)(B)	37,400	254,796
Deutsche Wohnen SE	64,134	3,421,405
eXp World Holdings, Inc. (A)	3,220	143,226
Forestar Group, Inc. (A)	2,367	42,062
FRP Holdings, Inc. (A)	983	40,382
Griffin Industrial Realty, Inc.	480	25,526
Guangzhou R&F Properties Company, Ltd., H Shares	149,800	190,176
Hang Lung Properties, Ltd.	268,000	755,181
Henderson Land Development Company, Ltd.	192,376	756,225
Highwealth Construction Corp.	79,687	126,012
Hongkong Land Holdings, Ltd.	154,800	592,337
Hulic Company, Ltd.	23,700	215,601
Jones Lang LaSalle, Inc.	13,904	1,432,668
Kaisa Group Holdings, Ltd. (A)	284,800	143,002
Kennedy-Wilson Holdings, Inc.	15,968	228,183
Kerry Properties, Ltd.	86,768	225,366
KWG Group Holdings, Ltd. (A)	148,000	280,871
Land & Houses PCL, NVDR	1,207,300	287,133
LEG Immobilien AG	12,948	1,902,619
Lendlease Corp., Ltd.	122,116	1,043,119
Logan Group Company, Ltd.	159,500	296,669
Longfor Group Holdings, Ltd. (B)	208,800	1,104,659
Marcus & Millichap, Inc. (A)	3,030	85,476
Megaworld Corp. (A)	1,515,700	90,887
Mitsubishi Estate Company, Ltd.	92,900	1,453,858
Mitsui Fudosan Company, Ltd.	73,104	1,322,452
Multiplan Empreendimentos Imobiliarios SA	33,001	125,414
NEPI Rockcastle PLC	47,861	223,576
New World Development Company, Ltd.	203,064	1,052,998
Newmark Group, Inc., Class A	18,946	83,931
Nomura Real Estate Holdings, Inc.	9,200	175,514
Poly Property Services Company, Ltd.	13,400	117,171
Rafael Holdings, Inc., Class B (A)	1,424	24,806
RE/MAX Holdings, Inc., Class A (C)	2,364	83,071
Realogy Holdings Corp. (A)	15,182	168,217
Redfin Corp. (A)	12,597	599,239
Robinsons Land Corp.	277,900	83,765
Ruentex Development Company, Ltd.	97,620	143,772
Seazen Group, Ltd. (A)	252,800	229,308
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	126,651	108,761
Shenzhen Investment, Ltd.	356,900	120,966
Shimao Group Holdings, Ltd.	141,200	634,585
Shui On Land, Ltd.	421,400	57,581
Sino Land Company, Ltd.	414,075	481,941
Sino-Ocean Group Holding, Ltd.	350,858	80,989
SM Prime Holdings, Inc.	1,351,900	814,041
SOHO China, Ltd. (A)	241,000	74,236
Sumitomo Realty & Development Company, Ltd.	24,283	716,175
Sun Hung Kai Properties, Ltd.	173,000	2,321,057

The accompanying notes are an integral part of the financial statements.	92

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Sunac China Holdings, Ltd.	297,700	$1,249,689
Swire Pacific, Ltd., Class A	66,000	359,396
Swire Properties, Ltd.	154,600	418,468
Swiss Prime Site AG	9,618	867,005
Tejon Ranch Company (A)	2,946	42,157
The RMR Group, Inc., Class A	2,060	58,133
The St. Joe Company (A)	4,370	101,428
The Wharf Holdings, Ltd.	278,125	541,888
Tokyu Fudosan Holdings Corp.	48,300	207,133
UOL Group, Ltd.	22,800	109,964
Vonovia SE	96,691	6,919,767
Wharf Real Estate Investment Company, Ltd.	321,125	1,334,664
Yuexiu Property Company, Ltd.	803,500	153,232
Yuzhou Group Holdings Company, Ltd.	210,600	98,227
Zhenro Properties Group, Ltd.	177,000	103,408
		52,237,644
		187,596,497
Utilities – 2.3%
Electric utilities – 1.2%
ALLETE, Inc.	20,736	1,118,915
Alliant Energy Corp.	15,523	840,570
American Electric Power Company, Inc.	30,832	2,430,487
AusNet Services	342,953	459,997
Centrais Eletricas Brasileiras SA	37,600	243,712
CEZ AS	22,198	457,628
Chubu Electric Power Company, Inc.	50,500	623,997
CK Infrastructure Holdings, Ltd.	87,500	462,465
CLP Holdings, Ltd.	217,500	2,135,427
CPFL Energia SA	26,900	141,116
Duke Energy Corp.	45,718	3,672,984
Edison International	23,513	1,233,962
EDP - Energias de Portugal SA	328,795	1,671,452
Electricite de France SA	104,083	1,094,861
Elia Group SA/NV	7,199	772,745
Emera, Inc. (C)	8,852	361,382
Endesa SA	60,743	1,686,209
Enel Americas SA	9,599,464	1,381,229
Enel Chile SA	7,752,271	596,260
Enel SpA	936,786	8,482,778
Energisa SA	21,300	168,930
Entergy Corp.	12,453	1,234,590
Equatorial Energia SA	106,190	449,687
Evergy, Inc.	14,106	750,721
Eversource Energy	20,931	1,793,996
Exelon Corp.	60,621	2,237,521
FirstEnergy Corp.	33,706	963,655
Fortis, Inc.	16,908	676,268
Fortum OYJ	147,350	3,118,824
Hawaiian Electric Industries, Inc.	29,392	1,017,257
HK Electric Investments & HK Electric Investments, Ltd.	348,000	354,176
Hydro One, Ltd. (B)	12,298	254,568
Iberdrola SA	1,111,375	14,022,078
IDACORP, Inc.	13,587	1,221,471
Interconexion Electrica SA ESP	79,801	446,681
Korea Electric Power Corp. (A)	30,934	532,924
Kyushu Electric Power Company, Inc. (C)	29,500	261,596
Manila Electric Company	29,990	166,321
Mercury NZ, Ltd.	258,777	902,886
MGE Energy, Inc.	4,633	301,099
NextEra Energy, Inc.	30,451	8,501,006
NRG Energy, Inc.	15,188	522,619
OGE Energy Corp.	53,905	1,717,413
Orsted A/S (B)	33,171	4,695,705
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Otter Tail Corp.	5,319	$206,643
PGE Polska Grupa Energetyczna SA (A)(C)	141,705	231,591
Pinnacle West Capital Corp.	6,999	513,377
PNM Resources, Inc.	31,848	1,391,121
Portland General Electric Company	11,700	446,355
Power Assets Holdings, Ltd.	183,500	1,050,245
PPL Corp.	47,829	1,321,515
Red Electrica Corp. SA	82,674	1,582,227
SSE PLC	95,905	1,616,469
Tenaga Nasional BHD	291,736	759,439
Terna Rete Elettrica Nazionale SpA	161,268	1,166,734
The Chugoku Electric Power Company, Inc.	22,600	275,652
The Kansai Electric Power Company, Inc.	55,200	543,659
The Southern Company	65,695	3,427,965
Tohoku Electric Power Company, Inc.	33,200	336,866
Tokyo Electric Power Company Holdings, Inc. (A)	113,700	334,746
Verbund AG (C)	13,352	716,856
Xcel Energy, Inc.	32,664	2,269,331
		94,370,959
Gas utilities – 0.3%
AltaGas, Ltd.	10,428	134,872
APA Group	217,817	1,671,000
Atmos Energy Corp.	7,610	759,630
Beijing Enterprises Holdings, Ltd.	59,714	189,720
Brookfield Infrastructure Corp., Class A (C)	4,187	209,015
Chesapeake Utilities Corp.	2,134	174,561
China Gas Holdings, Ltd.	303,800	831,707
China Resources Gas Group, Ltd.	104,100	488,301
Enagas SA	47,538	1,164,097
ENN Energy Holdings, Ltd.	91,800	1,017,141
Hong Kong & China Gas Company, Ltd.	1,410,738	2,051,206
Infraestructura Energetica Nova SAB de CV	64,535	187,600
Korea Gas Corp.	3,531	70,008
Kunlun Energy Company, Ltd.	454,490	338,166
National Fuel Gas Company	24,334	1,110,604
Naturgy Energy Group SA	56,374	1,088,289
New Jersey Resources Corp.	38,242	1,152,614
Northwest Natural Holding Company	3,992	204,031
ONE Gas, Inc.	21,040	1,559,485
Osaka Gas Company, Ltd.	29,200	571,897
Perusahaan Gas Negara Tbk PT	1,444,269	124,415
Petronas Gas BHD	101,199	400,745
RGC Resources, Inc.	994	23,180
Snam SpA	233,727	1,196,970
South Jersey Industries, Inc.	12,125	268,569
Southwest Gas Holdings, Inc.	22,025	1,384,712
Spire, Inc.	20,285	1,180,790
Toho Gas Company, Ltd. (C)	5,745	253,799
Tokyo Gas Company, Ltd.	29,500	656,862
UGI Corp.	56,085	1,936,615
		22,400,601
Independent power and renewable electricity producers – 0.1%
Aboitiz Power Corp.	195,900	107,738
Atlantic Power Corp. (A)	15,343	31,760
B. Grimm Power PCL, NVDR	112,200	167,197
Brookfield Renewable Corp., Class A	5,459	277,972
CGN Power Company, Ltd., H Shares (B)	1,101,700	238,588
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	1,136,000	31,514

The accompanying notes are an integral part of the financial statements.	93

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity producers (continued)
China Longyuan Power Group Corp., Ltd., H Shares	369,300	$232,777
China Power International Development, Ltd.	509,900	98,609
China Resources Power Holdings Company, Ltd.	224,332	266,089
Clearway Energy, Inc., Class A	4,367	105,463
Clearway Energy, Inc., Class C	10,639	271,401
Colbun SA	2,212,265	341,447
Electric Power Development Company, Ltd.	10,700	161,483
Electricity Generating PCL, NVDR	41,800	298,665
Energy Absolute PCL, NVDR	214,200	290,076
Engie Brasil Energia SA	23,583	183,507
Global Power Synergy PCL, NVDR	101,400	208,845
Gulf Energy Development PCL, NVDR	306,800	310,959
Huaneng Power International, Inc., H Shares	411,864	171,472
Meridian Energy, Ltd.	486,274	1,658,142
Ormat Technologies, Inc. (C)	5,182	315,428
Ratch Group PCL, NVDR	115,000	207,039
Sunnova Energy International, Inc. (A)	4,306	102,138
The AES Corp.	41,370	734,318
Uniper SE (C)	37,757	1,237,475
		8,050,102
Multi-utilities – 0.6%
AGL Energy, Ltd.	117,964	1,285,998
Algonquin Power & Utilities Corp.	19,445	269,533
Ameren Corp.	15,360	1,215,130
Atco, Ltd., Class I	3,077	93,748
Avista Corp.	8,792	324,073
Black Hills Corp.	25,079	1,406,430
Canadian Utilities, Ltd., Class A	5,035	126,382
CenterPoint Energy, Inc.	33,887	680,112
CMS Energy Corp.	17,808	1,077,206
Consolidated Edison, Inc.	20,786	1,482,873
Dominion Energy, Inc.	52,213	4,095,588
DTE Energy Company	11,983	1,422,023
E.ON SE	421,336	4,990,221
Engie SA (A)	306,146	4,259,010
MDU Resources Group, Inc.	54,000	1,275,480
National Grid PLC	326,889	3,661,184
NiSource, Inc.	23,818	527,807
NorthWestern Corp.	20,194	1,042,818
Public Service Enterprise Group, Inc.	31,457	1,643,314
RWE AG	109,657	4,366,492
Sempra Energy	18,200	2,250,430
Suez SA	57,618	994,989
Unitil Corp.	1,959	82,670
Veolia Environnement SA	90,249	2,177,438
WEC Energy Group, Inc.	19,624	1,846,226
YTL Corp. BHD	420,497	67,492
		42,664,667
Water utilities – 0.1%
Aguas Andinas SA, Class A	729,881	218,732
American States Water Company	4,782	363,815
American Water Works Company, Inc.	11,262	1,591,771
Artesian Resources Corp., Class A	1,280	45,043
Beijing Enterprises Water Group, Ltd. (A)	579,700	227,754
Cadiz, Inc. (A)	2,922	30,564
California Water Service Group	6,372	288,906
Cia de Saneamento Basico do Estado de Sao Paulo	39,998	348,618
Consolidated Water Company, Ltd.	2,484	29,883
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
Essential Utilities, Inc.	60,049	$2,552,083
Global Water Resources, Inc.	2,357	26,045
Guangdong Investment, Ltd.	341,980	533,257
Middlesex Water Company	2,211	141,791
Pure Cycle Corp. (A)	3,446	33,633
Severn Trent PLC	22,103	685,573
SJW Group	3,472	217,104
The York Water Company	1,809	82,508
United Utilities Group PLC	63,355	696,124
		8,113,204
		175,599,533
TOTAL COMMON STOCKS (Cost $6,222,173,385)		$7,282,593,601
PREFERRED SECURITIES – 0.4%
Communication services – 0.0%
Diversified telecommunication services – 0.0%
Telefonica Brasil SA	52,354	457,172
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	10,636	599,728
Hyundai Motor Company	2,825	205,562
Hyundai Motor Company, 2nd Preferred	4,376	324,097
Porsche Automobil Holding SE (A)	28,805	1,771,415
Volkswagen AG	34,882	5,834,438
		8,735,240
Multiline retail – 0.0%
Lojas Americanas SA	88,126	519,088
		9,254,328
Consumer staples – 0.1%
Beverages – 0.0%
Embotelladora Andina SA, B Shares	99,657	212,263
Household products – 0.1%
Henkel AG & Company KGaA	33,478	3,422,745
Personal products – 0.0%
Amorepacific Corp.	1,102	55,260
LG Household & Health Care, Ltd.	251	147,900
		203,160
		3,838,168
Energy – 0.0%
Oil, gas and consumable fuels – 0.0%
Petroleo Brasileiro SA	557,733	2,228,489
Financials – 0.1%
Banks – 0.1%
Banco Bradesco SA	519,244	1,965,706
Bancolombia SA	81,065	579,005
Itau Unibanco Holding SA	566,667	2,435,887
Itausa SA	515,559	887,418
		5,868,016
Health care – 0.0%
Health care equipment and supplies – 0.0%
Sartorius AG	6,678	2,834,880
Information technology – 0.1%
Technology hardware, storage and peripherals – 0.1%
Samsung Electronics Company, Ltd.	98,880	3,949,910
Materials – 0.0%
Chemicals – 0.0%
Braskem SA, A Shares	22,183	86,205
FUCHS PETROLUB SE	13,009	615,344
LG Chem, Ltd.	924	291,333

The accompanying notes are an integral part of the financial statements.	94

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Chemicals (continued)
Sociedad Quimica y Minera de Chile SA, B Shares	32,055	$1,001,984
		1,994,866
Metals and mining – 0.0%
Gerdau SA	127,683	444,915
		2,439,781
Utilities – 0.0%
Electric utilities – 0.0%
Centrais Eletricas Brasileiras SA, B Shares	29,579	193,774
Cia Energetica de Minas Gerais	112,075	215,415
Cia Paranaense de Energia, B Shares	12,000	135,322
		544,511
TOTAL PREFERRED SECURITIES (Cost $31,552,557)		$31,415,255
EXCHANGE-TRADED FUNDS – 1.7%
iShares MSCI India ETF (C)	1,828,684	61,023,185
iShares MSCI Russia ETF (C)	247,450	8,690,444
KraneShares Bosera MSCI China A ETF (C)	339,628	13,873,804
VanEck Vectors Russia ETF	826,305	18,740,597
Xtrackers Harvest CSI 300 China A-Shares ETF (C)	645,503	22,812,076
TOTAL EXCHANGE-TRADED FUNDS (Cost $103,437,144)		$125,140,106
RIGHTS – 0.0%
Gulf Energy Development PCL, NVDR (Expiration Date: 9-15-20; Strike Price: THB 30.00) (A)	30,680	1,479
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(E)	37,553	28,916
Tabcorp Holdings, Ltd. (Expiration Date: 9-11-20; Strike Price: AUD 3.25) (A)	34,008	9,281
TOTAL RIGHTS (Cost $11,142)		$39,676
WARRANTS – 0.0%
BTS Group Holdings PCL (Expiration Date: 2-16-21; Strike Price: THB 14.00) (A)	2,410	69
BTS Group Holdings PCL (Expiration Date: 2-16-21; Strike Price: THB 14.00) (A)	63,720	1,822
Minor International PCL (Expiration Date: 10-1-21; Strike Price: THB 48.00) (A)	1,847	43
Minor International PCL (Expiration Date: 7-31-23) (A)(E)	20,359	6,443
Occidental Petroleum Corp. (Expiration Date: 8-3-27; Strike Price: $22.00) (A)(C)	18,750	62,522
TOTAL WARRANTS (Cost $105,942)		$70,899
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 3.2%
U.S. Government Agency – 1.0%
Federal Home Loan Bank Discount Note
0.030%, 09/01/2020 *	$5,000,000	$5,000,000
0.060%, 10/01/2020 *	20,000,000	19,998,500
0.090%, 11/25/2020 *	15,000,000	14,996,458
0.110%, 09/14/2020 *	20,000,000	19,999,494
0.130%, 10/09/2020 *	9,900,000	9,899,060
0.135%, 09/02/2020 *	3,000,000	2,999,994
		72,893,506
Short-term funds – 1.9%
John Hancock Collateral Trust, 0.2611% (F)(G)	14,397,110	144,125,146
Repurchase agreement – 0.3%
Repurchase Agreement with State Street Corp. dated 8-31-20 at 0.000% to be repurchased at $20,778,000 on 9-1-20, collateralized by $19,559,300 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-22 (valued at $21,193,758)	$20,778,000	20,778,000
TOTAL SHORT-TERM INVESTMENTS (Cost $237,639,158)		$237,796,652
Total Investments (Strategic Equity Allocation Fund) (Cost $6,594,919,328) – 101.3%		$7,677,056,189
Other assets and liabilities, net – (1.3%)		(94,924,802)
TOTAL NET ASSETS – 100.0%		$7,582,131,387
Currency Abbreviations
AUD	Australian Dollar
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 8-31-20.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 8-31-20.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	16	Long	Sep 2020	$1,182,975	$1,228,320	$45,345
Mini MSCI EAFE Index Futures	266	Long	Sep 2020	24,216,870	25,271,330	1,054,460
Mini MSCI Emerging Markets Index Futures	189	Long	Sep 2020	10,086,009	10,398,780	312,771
Russell 2000 E-Mini Index Futures	85	Long	Sep 2020	5,926,447	6,635,525	709,078
S&P 500 Index E-Mini Futures	514	Long	Sep 2020	77,833,635	89,757,250	11,923,615
The accompanying notes are an integral part of the financial statements.	95

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	71	Long	Sep 2020	12,381,592	13,673,180	$1,291,588
S&P/TSX 60 Index Futures	7	Long	Sep 2020	992,324	1,061,525	69,201
						$15,406,058
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
JPY	5,043,000,000	USD	47,247,773	SSB	9/15/2020	$373,454	—
USD	46,335,473	JPY	5,043,000,000	CIBC	9/15/2020	—	$(1,285,754)
						$373,454	$(1,285,754)
Derivatives Currency Abbreviations
JPY	Japanese Yen
USD	U.S. Dollar
Derivatives Abbreviations
CIBC	Canadian Imperial Bank of Commerce
OTC	Over-the-counter
SSB	State Street Bank and Trust Company

See Notes to financial statements regarding investment transactions and other derivatives information.
U.S. Sector Rotation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 97.7%
Communication services – 12.5%
Diversified telecommunication services – 1.0%
AT&T, Inc.	200,070	$5,964,087
CenturyLink, Inc.	27,737	298,173
Verizon Communications, Inc.	116,195	6,886,878
		13,149,138
Entertainment – 2.1%
Activision Blizzard, Inc.	33,734	2,817,464
Electronic Arts, Inc. (A)	12,640	1,762,901
Live Nation Entertainment, Inc. (A)	6,220	353,296
Netflix, Inc. (A)	19,256	10,197,207
Take-Two Interactive Software, Inc. (A)	4,989	854,067
The Walt Disney Company	79,083	10,428,675
		26,413,610
Interactive media and services – 8.0%
Alphabet, Inc., Class A (A)	18,285	29,795,956
Alphabet, Inc., Class C (A)	17,823	29,125,990
Facebook, Inc., Class A (A)	146,535	42,964,062
Twitter, Inc. (A)	47,816	1,940,373
		103,826,381
Media – 1.2%
Charter Communications, Inc., Class A (A)	6,518	4,012,546
Comcast Corp., Class A	196,990	8,827,122
Discovery, Inc., Series A (A)	6,918	152,646
Discovery, Inc., Series C (A)	13,683	273,250
DISH Network Corp., Class A (A)	11,122	395,053
Fox Corp., Class A	14,819	412,857
Fox Corp., Class B	6,888	191,486
News Corp., Class A	16,815	254,243
News Corp., Class B (B)	5,272	79,449
Omnicom Group, Inc.	9,268	501,306
The Interpublic Group of Companies, Inc.	16,851	299,274
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
ViacomCBS, Inc., Class B	23,380	$651,133
		16,050,365
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	16,349	1,907,601
		161,347,095
Consumer discretionary – 17.2%
Auto components – 0.4%
Aptiv PLC	38,397	3,306,750
BorgWarner, Inc.	29,696	1,205,361
		4,512,111
Automobiles – 0.7%
Ford Motor Company	559,542	3,816,076
General Motors Company	180,396	5,345,133
		9,161,209
Distributors – 0.1%
Genuine Parts Company	10,448	986,709
LKQ Corp. (A)	22,014	698,724
		1,685,433
Diversified consumer services – 0.0%
H&R Block, Inc.	8,078	117,131
Hotels, restaurants and leisure – 1.5%
Carnival Corp. (B)	19,881	327,639
Chipotle Mexican Grill, Inc. (A)	1,077	1,411,172
Darden Restaurants, Inc.	5,450	472,352
Domino's Pizza, Inc.	1,642	671,512
Hilton Worldwide Holdings, Inc.	11,635	1,051,339
Las Vegas Sands Corp.	14,102	715,112
Marriott International, Inc., Class A	11,294	1,162,266
McDonald's Corp.	31,203	6,662,465
MGM Resorts International	20,698	465,705
Norwegian Cruise Line Holdings, Ltd. (A)	11,457	196,029

The accompanying notes are an integral part of the financial statements.	96

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Royal Caribbean Cruises, Ltd.	7,205	$495,992
Starbucks Corp.	49,019	4,140,635
Wynn Resorts, Ltd.	4,074	356,271
Yum! Brands, Inc.	12,631	1,210,681
		19,339,170
Household durables – 0.5%
D.R. Horton, Inc.	18,741	1,337,545
Garmin, Ltd.	8,224	852,089
Hamilton Beach Brands Holding Company, Class B	294	6,424
Leggett & Platt, Inc.	7,495	307,295
Lennar Corp., A Shares	15,557	1,163,975
Mohawk Industries, Inc. (A)	3,370	311,152
Newell Brands, Inc.	21,624	345,552
NVR, Inc. (A)	196	816,995
PulteGroup, Inc.	14,279	636,701
Whirlpool Corp.	3,522	625,930
		6,403,658
Internet and direct marketing retail – 7.4%
Amazon.com, Inc. (A)	25,601	88,348,018
Booking Holdings, Inc. (A)	2,501	4,778,035
eBay, Inc.	40,360	2,210,921
Expedia Group, Inc.	8,277	812,388
		96,149,362
Leisure products – 0.1%
Hasbro, Inc.	7,218	569,789
Multiline retail – 1.5%
Dollar General Corp.	32,928	6,647,505
Dollar Tree, Inc. (A)	31,032	2,987,451
Kohl's Corp.	20,634	440,742
Target Corp.	65,407	9,890,192
		19,965,890
Specialty retail – 4.2%
Advance Auto Parts, Inc.	5,388	842,198
AutoZone, Inc. (A)	1,821	2,178,481
Best Buy Company, Inc.	17,724	1,965,769
CarMax, Inc. (A)	12,690	1,356,942
L Brands, Inc.	18,197	534,992
Lowe's Companies, Inc.	58,870	9,695,300
O'Reilly Automotive, Inc. (A)	5,788	2,695,066
Ross Stores, Inc.	27,711	2,523,918
The Gap, Inc.	16,599	288,657
The Home Depot, Inc.	83,862	23,904,024
The TJX Companies, Inc.	93,402	5,117,496
Tiffany & Company	8,516	1,043,210
Tractor Supply Company	9,016	1,341,851
Ulta Beauty, Inc. (A)	4,391	1,019,502
		54,507,406
Textiles, apparel and luxury goods – 0.8%
Hanesbrands, Inc.	19,717	301,473
NIKE, Inc., Class B	70,248	7,860,049
PVH Corp.	4,019	224,099
Ralph Lauren Corp.	2,706	186,254
Tapestry, Inc.	15,640	230,377
Under Armour, Inc., Class A (A)	10,675	104,722
Under Armour, Inc., Class C (A)	11,135	98,545
VF Corp.	18,064	1,187,708
		10,193,227
		222,604,386
Consumer staples – 5.1%
Beverages – 0.8%
Brown-Forman Corp., Class B	4,022	294,290
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Constellation Brands, Inc., Class A	3,704	$683,314
Molson Coors Beverage Company, Class B	4,147	156,093
Monster Beverage Corp. (A)	8,245	691,426
PepsiCo, Inc.	30,600	4,285,836
The Coca-Cola Company	85,248	4,222,333
		10,333,292
Food and staples retailing – 0.5%
Costco Wholesale Corp.	6,115	2,125,941
Sysco Corp.	7,030	422,784
The Kroger Company	10,888	388,484
Walgreens Boots Alliance, Inc.	10,205	387,994
Walmart, Inc.	19,610	2,722,849
		6,048,052
Food products – 0.5%
Archer-Daniels-Midland Company	12,251	548,355
Campbell Soup Company	3,732	196,341
Conagra Brands, Inc.	10,742	412,063
General Mills, Inc.	13,368	854,884
Hormel Foods Corp.	6,181	315,107
Kellogg Company	5,517	391,210
Lamb Weston Holdings, Inc.	3,221	202,440
McCormick & Company, Inc.	2,727	562,307
Mondelez International, Inc., Class A	31,481	1,839,120
The Hershey Company	3,251	483,229
The J.M. Smucker Company	2,515	302,253
The Kraft Heinz Company	13,743	481,555
Tyson Foods, Inc., Class A	6,491	407,635
		6,996,499
Household products – 2.6%
Church & Dwight Company, Inc.	16,311	1,563,083
Colgate-Palmolive Company	56,818	4,503,395
Kimberly-Clark Corp.	22,590	3,563,798
The Clorox Company	8,299	1,854,827
The Procter & Gamble Company	164,222	22,716,829
		34,201,932
Personal products – 0.3%
Coty, Inc., Class A	19,743	70,680
The Estee Lauder Companies, Inc., Class A	14,910	3,305,845
		3,376,525
Tobacco – 0.4%
Altria Group, Inc.	40,985	1,792,684
Philip Morris International, Inc.	34,341	2,740,068
		4,532,752
		65,489,052
Energy – 1.8%
Energy equipment and services – 0.2%
Baker Hughes Company	22,485	321,086
Halliburton Company	30,113	487,228
National Oilwell Varco, Inc.	13,327	159,924
Schlumberger NV	47,638	905,598
TechnipFMC PLC	14,437	111,165
		1,985,001
Oil, gas and consumable fuels – 1.6%
Apache Corp.	12,956	191,749
Cabot Oil & Gas Corp.	13,681	259,529
Chevron Corp.	64,086	5,378,738
Concho Resources, Inc.	6,752	350,969
ConocoPhillips	36,812	1,394,807
Devon Energy Corp.	13,137	142,799
Diamondback Energy, Inc.	5,417	211,046
EOG Resources, Inc.	19,979	905,848

The accompanying notes are an integral part of the financial statements.	97

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Exxon Mobil Corp.	145,137	$5,796,772
Hess Corp.	8,962	412,610
HollyFrontier Corp.	5,112	122,023
Kinder Morgan, Inc.	66,760	922,623
Marathon Oil Corp.	27,127	143,231
Marathon Petroleum Corp.	22,321	791,503
Noble Energy, Inc.	16,466	163,837
Occidental Petroleum Corp.	30,894	393,590
ONEOK, Inc.	15,100	414,948
Phillips 66	14,989	876,407
Pioneer Natural Resources Company	5,659	588,140
The Williams Companies, Inc.	41,644	864,529
Valero Energy Corp.	13,995	735,997
		21,061,695
		23,046,696
Financials – 8.0%
Banks – 2.8%
Bank of America Corp.	291,739	7,509,362
Citigroup, Inc.	77,785	3,976,369
Citizens Financial Group, Inc.	15,940	412,368
Comerica, Inc.	5,195	205,358
Fifth Third Bancorp	26,600	549,556
First Republic Bank	6,407	723,414
Huntington Bancshares, Inc.	37,897	356,611
JPMorgan Chase & Co.	113,849	11,406,531
KeyCorp	36,445	449,002
M&T Bank Corp.	4,793	494,925
People's United Financial, Inc.	15,868	167,883
Regions Financial Corp.	35,758	413,362
SVB Financial Group (A)	1,925	491,607
The PNC Financial Services Group, Inc.	15,852	1,762,742
Truist Financial Corp.	50,346	1,953,928
U.S. Bancorp	51,215	1,864,226
Wells Fargo & Company	139,405	3,366,631
Zions Bancorp NA	6,123	196,916
		36,300,791
Capital markets – 2.1%
Ameriprise Financial, Inc.	4,545	712,656
BlackRock, Inc.	5,731	3,405,303
Cboe Global Markets, Inc.	4,076	374,136
CME Group, Inc.	13,321	2,342,764
E*TRADE Financial Corp.	8,212	444,269
Franklin Resources, Inc.	10,305	217,023
Intercontinental Exchange, Inc.	20,329	2,159,550
Invesco, Ltd.	13,979	142,586
MarketAxess Holdings, Inc.	1,408	684,204
Moody's Corp.	5,990	1,764,894
Morgan Stanley	44,486	2,324,838
MSCI, Inc.	3,158	1,178,787
Nasdaq, Inc.	4,267	573,570
Northern Trust Corp.	7,729	632,928
Raymond James Financial, Inc.	4,531	343,087
S&P Global, Inc.	8,949	3,279,093
State Street Corp.	13,075	890,277
T. Rowe Price Group, Inc.	8,453	1,176,742
The Bank of New York Mellon Corp.	29,933	1,106,922
The Charles Schwab Corp.	42,565	1,512,334
The Goldman Sachs Group, Inc.	11,498	2,355,595
		27,621,558
Consumer finance – 0.4%
American Express Company	24,521	2,491,088
Capital One Financial Corp.	16,914	1,167,573
Discover Financial Services	11,379	603,997
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Synchrony Financial	19,950	$494,960
		4,757,618
Diversified financial services – 1.2%
Berkshire Hathaway, Inc., Class B (A)	72,219	15,746,631
NewStar Financial, Inc. (A)(C)	2,317	235
		15,746,866
Insurance – 1.5%
Aflac, Inc.	27,142	985,797
American International Group, Inc.	32,581	949,410
Aon PLC, Class A	8,742	1,748,313
Arthur J. Gallagher & Company	7,173	755,317
Assurant, Inc.	2,257	274,361
Chubb, Ltd.	17,074	2,134,250
Cincinnati Financial Corp.	5,708	453,272
Everest Re Group, Ltd.	1,513	332,981
Globe Life, Inc.	3,704	305,506
Lincoln National Corp.	7,309	263,489
Loews Corp.	9,156	328,334
Marsh & McLennan Companies, Inc.	19,301	2,217,878
MetLife, Inc.	29,183	1,122,378
Principal Financial Group, Inc.	9,635	405,730
Prudential Financial, Inc.	14,942	1,012,619
The Allstate Corp.	11,882	1,105,026
The Hartford Financial Services Group, Inc.	13,546	547,936
The Progressive Corp.	22,141	2,104,281
The Travelers Companies, Inc.	9,564	1,109,807
Unum Group	7,695	142,204
W.R. Berkley Corp.	5,341	331,409
Willis Towers Watson PLC	4,870	1,000,931
		19,631,229
		104,058,062
Health care – 7.7%
Biotechnology – 0.7%
AbbVie, Inc.	27,306	2,615,096
Alexion Pharmaceuticals, Inc. (A)	3,421	390,747
Amgen, Inc.	9,114	2,308,758
Biogen, Inc. (A)	2,528	727,154
Gilead Sciences, Inc.	19,430	1,296,953
Incyte Corp. (A)	2,795	269,298
Regeneron Pharmaceuticals, Inc. (A)	1,563	968,951
Vertex Pharmaceuticals, Inc. (A)	4,017	1,121,225
		9,698,182
Health care equipment and supplies – 2.7%
Abbott Laboratories	54,477	5,963,597
ABIOMED, Inc. (A)	1,385	426,054
Align Technology, Inc. (A)	2,207	655,435
Baxter International, Inc.	15,671	1,364,474
Becton, Dickinson and Company	9,082	2,204,837
Boston Scientific Corp. (A)	44,001	1,804,921
Danaher Corp.	19,380	4,001,389
Dentsply Sirona, Inc.	6,747	302,738
DexCom, Inc. (A)	2,843	1,209,441
Edwards Lifesciences Corp. (A)	19,085	1,638,256
Hologic, Inc. (A)	7,952	474,893
IDEXX Laboratories, Inc. (A)	2,616	1,023,013
Intuitive Surgical, Inc. (A)	3,592	2,625,177
Medtronic PLC	41,303	4,438,833
ResMed, Inc.	4,456	805,556
STERIS PLC	2,616	417,618
Stryker Corp.	9,928	1,967,332
Teleflex, Inc.	1,430	561,919
The Cooper Companies, Inc.	1,513	475,657

The accompanying notes are an integral part of the financial statements.	98

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Varian Medical Systems, Inc. (A)	2,797	$485,755
West Pharmaceutical Services, Inc.	2,267	643,737
Zimmer Biomet Holdings, Inc.	6,369	897,265
		34,387,897
Health care providers and services – 1.8%
AmerisourceBergen Corp.	4,573	443,718
Anthem, Inc.	7,765	2,186,003
Cardinal Health, Inc.	8,993	456,485
Centene Corp. (A)	17,836	1,093,704
Cigna Corp.	11,364	2,015,633
CVS Health Corp.	40,256	2,500,703
DaVita, Inc. (A)	2,626	227,832
HCA Healthcare, Inc.	8,111	1,100,825
Henry Schein, Inc. (A)	4,397	292,137
Humana, Inc.	4,072	1,690,572
Laboratory Corp. of America Holdings (A)	2,994	526,196
McKesson Corp.	4,985	764,898
Quest Diagnostics, Inc.	4,119	458,198
UnitedHealth Group, Inc.	29,208	9,128,960
Universal Health Services, Inc., Class B	2,392	263,957
		23,149,821
Health care technology – 0.0%
Cerner Corp.	9,373	687,697
Life sciences tools and services – 1.1%
Agilent Technologies, Inc.	12,908	1,296,221
Bio-Rad Laboratories, Inc., Class A (A)	893	454,171
Illumina, Inc. (A)	6,145	2,195,117
IQVIA Holdings, Inc. (A)	7,424	1,215,680
Mettler-Toledo International, Inc. (A)	999	969,809
PerkinElmer, Inc.	4,656	548,104
Thermo Fisher Scientific, Inc.	16,510	7,082,460
Waters Corp. (A)	2,588	559,681
		14,321,243
Pharmaceuticals – 1.4%
Bristol-Myers Squibb Company	33,831	2,104,288
Elanco Animal Health, Inc. (A)(C)	2,471	0
Eli Lilly & Company	12,592	1,868,527
Johnson & Johnson	39,392	6,043,127
Merck & Company, Inc.	37,740	3,218,090
Mylan NV (A)	7,726	126,552
Perrigo Company PLC	2,038	106,587
Pfizer, Inc.	83,054	3,138,611
Zoetis, Inc.	7,101	1,136,870
		17,742,652
		99,987,492
Industrials – 10.7%
Aerospace and defense – 1.4%
General Dynamics Corp.	8,906	1,330,111
Howmet Aerospace, Inc.	14,710	257,719
Huntington Ingalls Industries, Inc.	1,551	235,008
L3Harris Technologies, Inc.	8,274	1,495,443
Lockheed Martin Corp.	9,459	3,691,469
Northrop Grumman Corp.	5,942	2,035,789
Raytheon Technologies Corp.	56,375	3,438,875
Teledyne Technologies, Inc. (A)	1,405	440,622
Textron, Inc.	8,726	344,066
The Boeing Company	20,549	3,530,729
TransDigm Group, Inc.	1,928	963,364
		17,763,195
Air freight and logistics – 1.2%
CH Robinson Worldwide, Inc.	10,469	1,029,103
Expeditors International of Washington, Inc.	12,943	1,144,032
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
FedEx Corp.	18,693	$4,109,469
United Parcel Service, Inc., Class B	54,761	8,959,995
		15,242,599
Airlines – 0.3%
Alaska Air Group, Inc.	9,533	371,310
American Airlines Group, Inc. (B)	38,652	504,409
Delta Air Lines, Inc.	44,149	1,361,997
Southwest Airlines Company	41,712	1,567,537
United Airlines Holdings, Inc. (A)	19,651	707,436
		4,512,689
Building products – 1.1%
A. O. Smith Corp.	15,670	767,360
Allegion PLC	10,697	1,105,963
Carrier Global Corp.	94,440	2,819,034
Fortune Brands Home & Security, Inc.	16,205	1,362,516
Johnson Controls International PLC	86,282	3,514,266
Masco Corp.	30,594	1,783,630
Trane Technologies PLC	27,747	3,284,967
		14,637,736
Commercial services and supplies – 0.4%
Cintas Corp.	3,685	1,227,989
Copart, Inc. (A)	9,034	933,393
Republic Services, Inc.	9,186	851,726
Rollins, Inc.	6,163	339,828
Waste Management, Inc.	16,977	1,935,378
		5,288,314
Construction and engineering – 0.1%
Jacobs Engineering Group, Inc.	7,855	709,071
Quanta Services, Inc.	8,310	425,888
		1,134,959
Electrical equipment – 1.1%
AMETEK, Inc.	25,408	2,558,586
Eaton Corp. PLC	44,298	4,522,826
Emerson Electric Company	66,167	4,596,621
Rockwell Automation, Inc.	12,827	2,957,008
		14,635,041
Industrial conglomerates – 0.5%
3M Company	12,971	2,114,532
General Electric Company	197,255	1,250,597
Honeywell International, Inc.	15,827	2,620,160
Roper Technologies, Inc.	2,354	1,005,605
		6,990,894
Machinery – 2.3%
Caterpillar, Inc.	36,055	5,130,987
Cummins, Inc.	9,828	2,036,853
Deere & Company	20,841	4,377,860
Dover Corp.	9,589	1,053,256
Flowserve Corp.	8,669	257,296
Fortive Corp.	19,747	1,423,956
IDEX Corp.	5,022	905,115
Illinois Tool Works, Inc.	19,152	3,783,478
Ingersoll Rand, Inc. (A)	23,034	807,572
Otis Worldwide Corp.	27,119	1,705,785
PACCAR, Inc.	23,031	1,976,981
Parker-Hannifin Corp.	8,551	1,761,592
Pentair PLC	11,040	498,346
Snap-on, Inc.	3,621	536,886
Stanley Black & Decker, Inc.	10,267	1,656,067
Wabtec Corp.	12,042	801,395
Xylem, Inc.	11,985	960,957
		29,674,382

The accompanying notes are an integral part of the financial statements.	99

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services – 0.3%
Equifax, Inc.	5,308	$893,177
IHS Markit, Ltd.	17,442	1,393,965
Nielsen Holdings PLC	15,587	238,169
Robert Half International, Inc.	5,011	266,585
Verisk Analytics, Inc.	7,095	1,324,424
		4,116,320
Road and rail – 1.8%
CSX Corp.	59,532	4,551,817
JB Hunt Transport Services, Inc.	6,562	922,223
Kansas City Southern	7,390	1,345,276
Norfolk Southern Corp.	19,924	4,234,448
Old Dominion Freight Line, Inc.	7,339	1,483,799
Union Pacific Corp.	52,774	10,155,829
		22,693,392
Trading companies and distributors – 0.2%
Fastenal Company	22,004	1,075,115
United Rentals, Inc. (A)	2,768	490,074
W.W. Grainger, Inc.	1,664	608,076
		2,173,265
		138,862,786
Information technology – 30.1%
Communications equipment – 0.8%
Arista Networks, Inc. (A)	2,343	523,543
Cisco Systems, Inc.	184,837	7,803,818
F5 Networks, Inc. (A)	2,654	351,204
Juniper Networks, Inc.	14,442	361,050
Motorola Solutions, Inc.	7,412	1,147,007
		10,186,622
Electronic equipment, instruments and components – 0.5%
Amphenol Corp., Class A	12,896	1,415,981
CDW Corp.	6,203	704,971
Corning, Inc.	33,081	1,073,809
FLIR Systems, Inc.	5,703	210,441
IPG Photonics Corp. (A)	1,549	250,520
Keysight Technologies, Inc. (A)	8,152	803,135
TE Connectivity, Ltd.	14,376	1,388,722
Zebra Technologies Corp., Class A (A)	2,314	663,030
		6,510,609
IT services – 5.6%
Accenture PLC, Class A	28,208	6,767,945
Akamai Technologies, Inc. (A)	7,186	836,666
Automatic Data Processing, Inc.	19,031	2,647,022
Broadridge Financial Solutions, Inc.	5,084	698,542
Cognizant Technology Solutions Corp., Class A	23,937	1,600,428
DXC Technology Company	11,237	224,515
Fidelity National Information Services, Inc.	27,358	4,126,954
Fiserv, Inc. (A)	24,902	2,479,741
FleetCor Technologies, Inc. (A)	3,711	933,131
Gartner, Inc. (A)	3,949	512,659
Global Payments, Inc.	13,245	2,339,332
IBM Corp.	39,317	4,848,179
Jack Henry & Associates, Inc.	3,393	561,270
Leidos Holdings, Inc.	5,912	534,977
Mastercard, Inc., Class A	39,136	14,018,124
Paychex, Inc.	14,137	1,081,056
PayPal Holdings, Inc. (A)	51,993	10,613,851
The Western Union Company	18,196	429,244
VeriSign, Inc. (A)	4,502	967,030
Visa, Inc., Class A	74,707	15,837,137
		72,057,803
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment – 6.5%
Advanced Micro Devices, Inc. (A)	70,801	$6,430,147
Analog Devices, Inc.	22,272	2,603,151
Applied Materials, Inc.	55,403	3,412,825
Broadcom, Inc.	24,168	8,389,921
Intel Corp.	255,955	13,040,907
KLA Corp.	9,373	1,922,777
Lam Research Corp.	8,775	2,951,384
Maxim Integrated Products, Inc.	16,118	1,103,116
Microchip Technology, Inc.	14,831	1,626,961
Micron Technology, Inc. (A)	67,234	3,059,819
NVIDIA Corp.	37,186	19,893,766
Qorvo, Inc. (A)	6,936	889,681
QUALCOMM, Inc.	68,005	8,099,396
Skyworks Solutions, Inc.	10,086	1,460,957
Texas Instruments, Inc.	55,482	7,886,766
Xilinx, Inc.	14,700	1,531,152
		84,302,726
Software – 9.4%
Adobe, Inc. (A)	21,539	11,057,907
ANSYS, Inc. (A)	3,841	1,302,137
Autodesk, Inc. (A)	9,799	2,407,614
Cadence Design Systems, Inc. (A)	12,481	1,384,268
Citrix Systems, Inc.	5,188	753,298
Fortinet, Inc. (A)	5,998	791,766
Intuit, Inc.	11,658	4,026,557
Microsoft Corp.	339,020	76,459,181
NortonLifeLock, Inc.	24,227	569,819
Oracle Corp.	93,048	5,324,207
Paycom Software, Inc. (A)	2,157	645,935
salesforce.com, Inc. (A)	40,279	10,982,069
ServiceNow, Inc. (A)	8,525	4,109,221
Synopsys, Inc. (A)	6,741	1,491,783
Tyler Technologies, Inc. (A)	1,778	613,961
		121,919,723
Technology hardware, storage and peripherals – 7.3%
Apple, Inc.	710,304	91,657,628
Hewlett Packard Enterprise Company	55,997	541,491
HP, Inc.	62,324	1,218,434
NetApp, Inc.	9,640	456,840
Seagate Technology PLC	9,843	472,366
Western Digital Corp.	13,062	501,842
Xerox Holdings Corp.	7,982	150,541
		94,999,142
		389,976,625
Materials – 2.0%
Chemicals – 1.4%
Air Products & Chemicals, Inc.	8,014	2,342,172
Albemarle Corp.	3,858	351,117
Celanese Corp.	4,290	433,934
CF Industries Holdings, Inc.	7,759	253,176
Corteva, Inc.	27,157	775,332
Dow, Inc.	26,880	1,212,826
DuPont de Nemours, Inc.	26,628	1,484,777
Eastman Chemical Company	4,932	360,579
Ecolab, Inc.	8,974	1,768,596
FMC Corp.	4,697	501,921
International Flavors & Fragrances, Inc. (B)	3,877	479,934
Linde PLC	19,058	4,759,545
LyondellBasell Industries NV, Class A	9,325	610,601
PPG Industries, Inc.	8,561	1,030,744
The Mosaic Company	12,654	230,682

The accompanying notes are an integral part of the financial statements.	100

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
The Sherwin-Williams Company	2,933	$1,968,190
		18,564,126
Construction materials – 0.1%
Martin Marietta Materials, Inc.	2,259	458,283
Vulcan Materials Company	4,806	576,720
		1,035,003
Containers and packaging – 0.3%
Amcor PLC	57,135	631,913
Avery Dennison Corp.	3,023	348,824
Ball Corp.	11,830	950,777
International Paper Company	14,263	517,319
Packaging Corp. of America	3,442	348,468
Sealed Air Corp.	5,649	222,006
Westrock Company	9,408	285,345
		3,304,652
Metals and mining – 0.2%
Freeport-McMoRan, Inc.	52,690	822,491
Newmont Corp.	29,124	1,959,463
Nucor Corp.	10,928	496,787
		3,278,741
		26,182,522
Real estate – 1.3%
Equity real estate investment trusts – 1.3%
Alexandria Real Estate Equities, Inc.	2,814	473,821
American Tower Corp.	9,884	2,462,599
Apartment Investment & Management Company, A Shares	3,320	119,620
AvalonBay Communities, Inc.	3,138	495,992
Boston Properties, Inc.	3,222	279,895
Crown Castle International Corp.	9,292	1,516,919
Digital Realty Trust, Inc.	5,982	931,098
Duke Realty Corp.	8,214	316,650
Equinix, Inc.	1,974	1,559,026
Equity Residential	7,799	440,254
Essex Property Trust, Inc.	1,459	315,888
Extra Space Storage, Inc.	2,878	306,651
Federal Realty Investment Trust	1,568	124,248
Healthpeak Properties, Inc.	12,002	331,735
Host Hotels & Resorts, Inc.	15,718	176,513
Iron Mountain, Inc.	6,420	193,178
Kimco Realty Corp.	9,644	115,632
Mid-America Apartment Communities, Inc.	2,550	298,656
Prologis, Inc.	16,468	1,677,430
Public Storage	3,352	711,965
Realty Income Corp.	7,657	474,964
Regency Centers Corp.	3,782	150,183
SBA Communications Corp.	2,489	761,808
Simon Property Group, Inc.	6,817	462,533
SL Green Realty Corp.	1,707	79,819
UDR, Inc.	6,575	228,876
Ventas, Inc.	8,318	342,785
Vornado Realty Trust	3,537	126,731
Welltower, Inc.	9,308	535,396
Weyerhaeuser Company	16,638	504,298
		16,515,163
Real estate management and development – 0.0%
CBRE Group, Inc., Class A (A)	7,473	351,455
		16,866,618
Utilities – 1.3%
Electric utilities – 0.8%
Alliant Energy Corp.	4,873	263,873
American Electric Power Company, Inc.	9,679	762,996
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Duke Energy Corp.	14,352	$1,153,040
Edison International	7,381	387,355
Entergy Corp.	3,909	387,538
Evergy, Inc.	4,428	235,658
Eversource Energy	6,571	563,200
Exelon Corp.	19,031	702,434
FirstEnergy Corp.	10,581	302,511
NextEra Energy, Inc.	9,559	2,668,586
NRG Energy, Inc.	4,767	164,032
Pinnacle West Capital Corp.	2,197	161,150
PPL Corp.	15,015	414,864
The Southern Company	20,623	1,076,108
Xcel Energy, Inc.	10,254	712,397
		9,955,742
Gas utilities – 0.0%
Atmos Energy Corp.	2,389	238,470
Independent power and renewable electricity producers – 0.0%
The AES Corp.	12,987	230,519
Multi-utilities – 0.4%
Ameren Corp.	4,822	381,468
CenterPoint Energy, Inc.	10,637	213,485
CMS Energy Corp.	5,590	338,139
Consolidated Edison, Inc.	6,525	465,494
Dominion Energy, Inc.	16,391	1,285,710
DTE Energy Company	3,762	446,437
NiSource, Inc.	7,476	165,668
Public Service Enterprise Group, Inc.	9,875	515,870
Sempra Energy	5,713	706,412
WEC Energy Group, Inc.	6,161	579,627
		5,098,310
Water utilities – 0.1%
American Water Works Company, Inc.	3,535	499,637
		16,022,678
TOTAL COMMON STOCKS (Cost $1,036,324,943)		$1,264,444,012
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(D)	13,589	10,464
TOTAL RIGHTS (Cost $4,020)		$10,464
WARRANTS – 0.0%
Occidental Petroleum Corp. (Expiration Date: 8-3-27; Strike Price: $22.00) (A)(B)	6,037	20,264
TOTAL WARRANTS (Cost $34,110)		$20,264
SHORT-TERM INVESTMENTS – 2.1%
U.S. Government Agency – 0.7%
Federal Home Loan Bank Discount Note 0.090%, 11/25/2020 *	$10,000,000	9,997,639
Short-term funds – 0.1%
John Hancock Collateral Trust, 0.2611% (E)(F)	94,697	947,987

The accompanying notes are an integral part of the financial statements.	101

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 1.3%
Repurchase Agreement with State Street Corp. dated 8-31-20 at 0.000% to be repurchased at $16,846,000 on 9-1-20, collateralized by $15,857,800 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-22 (valued at $17,182,945)	$16,846,000	$16,846,000
TOTAL SHORT-TERM INVESTMENTS (Cost $27,790,429)		$27,791,626
Total Investments (U.S. Sector Rotation Fund) (Cost $1,064,153,502) – 99.8%		$1,292,266,366
Other assets and liabilities, net – 0.2%		2,617,346
TOTAL NET ASSETS – 100.0%		$1,294,883,712
U.S. Sector Rotation Fund (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-20.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 8-31-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	181	Long	Sep 2020	$29,406,409	$31,607,125	$2,200,716
						$2,200,716
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	102

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets, unless otherwise indicated, on 8-31-20:
Capital Appreciation Fund (as a percentage of total investments)
United States	87.2%
Canada	4.6%
China	1.9%
Netherlands	1.9%
United Kingdom	1.4%
Sweden	1.0%
Australia	1.0%
France	1.0%
TOTAL	100.0%
Health Sciences Fund
United States	86.8%
Germany	2.2%
United Kingdom	2.2%
Switzerland	2.2%
Japan	1.5%
Netherlands	1.4%
France	1.0%
China	1.0%
Other countries	1.7%
TOTAL	100.0%
Mid Value Fund
United States	82.4%
Canada	7.6%
Ireland	2.4%
Mexico	1.9%
Peru	1.2%
Belgium	1.1%
Other countries	3.4%
TOTAL	100.0%
Science & Technology Fund
United States	79.7%
China	7.2%
Germany	4.2%
South Korea	2.9%
Russia	1.7%
Australia	1.3%
Other countries	3.0%
TOTAL	100.0%
Strategic Equity Allocation Fund
United States	64.5%
Japan	3.7%
China	3.4%
Germany	3.3%
France	3.3%
United Kingdom	2.8%
Switzerland	2.7%
Australia	2.3%
Netherlands	1.5%
Sweden	1.2%
Other countries	11.3%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — August 31, 2020

Assets	Capital Appreciation Fund	Capital Appreciation Value Fund	Health Sciences Fund	International Strategic Equity Allocation Fund
Unaffiliated investments, at value (including securities loaned)	$2,203,201,224	$1,463,359,781	$429,417,480	$1,699,526,526
Affiliated investments, at value	40,120,111	75,323	—	77,852,096
Total investments, at value	2,243,321,335	1,463,435,104	429,417,480	1,777,378,622
Cash	—	—	—	335,624
Foreign currency, at value	—	7	12,295	2,544,501
Collateral held at broker for futures contracts	—	—	—	6,278,129
Dividends and interest receivable	1,257,174	4,223,015	289,279	5,945,455
Receivable for fund shares sold	50,427	2,896	—	—
Receivable for investments sold	1,641,164	4,127,026	1,006,327	—
Receivable for securities lending income	6,647	4,993	—	62,801
Other assets	28,790	26,552	6,232	53,867
Total assets	2,246,305,537	1,471,819,593	430,731,613	1,792,598,999
Liabilities
Written options, at value	—	18,161,003	—	—
Payable for futures variation margin	—	—	—	247,964
Payable for investments purchased	1,566,527	11,506,401	2,552,196	34
Payable for fund shares repurchased	21,177,518	—	—	—
Payable upon return of securities loaned	40,050,961	68,520	—	77,807,287
Payable to affiliates
Accounting and legal services fees	116,507	83,130	24,066	98,744
Trustees' fees	1,097	768	231	921
Other liabilities and accrued expenses	119,424	114,813	81,808	202,848
Total liabilities	63,032,034	29,934,635	2,658,301	78,357,798
Net assets	$2,183,273,503	$1,441,884,958	$428,073,312	$1,714,241,201
Net assets consist of
Paid-in capital	$409,301,009	$1,026,698,359	$298,239,721	$1,690,783,956
Total distributable earnings (loss)	1,773,972,494	415,186,599	129,833,591	23,457,245
Net assets	$2,183,273,503	$1,441,884,958	$428,073,312	$1,714,241,201
Unaffiliated investments, including repurchase agreements, at cost	$698,021,521	$1,244,614,360	$312,327,809	$1,575,784,018
Affiliated investments, at cost	$40,118,755	$75,250	—	$77,802,034
Foreign currency, at cost	—	$7	$12,401	$2,480,091
Premiums received on written options	—	$7,816,907	—	—
Securities loaned, at value	$39,247,272	$67,128	—	$74,889,939
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$809,883,758	—	—	—
Shares outstanding	35,195,358	—	—	—
Net asset value, offering price and redemption price per share	$23.01	—	—	—
Class NAV
Net assets	$1,373,389,745	$1,441,884,958	$428,073,312	$1,714,241,201
Shares outstanding	59,452,292	120,989,017	76,465,537	179,467,851
Net asset value, offering price and redemption price per share	$23.10	$11.92	$5.60	$9.55
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — August 31, 2020

Assets	International Value Fund	Mid Cap Stock Fund	Mid Value Fund	Multi-Index Lifestyle Aggressive Portfolio
Unaffiliated investments, at value (including securities loaned)	$219,288,454	$1,800,661,050	$1,321,418,543	$127,204,839
Affiliated investments, at value	138,869	38,560,759	37,748,016	262,202,353
Repurchase agreements, at value	—	33,300,000	—	—
Total investments, at value	219,427,323	1,872,521,809	1,359,166,559	389,407,192
Cash	—	256	—	—
Foreign currency, at value	755,136	29,718	22,918	—
Dividends and interest receivable	1,171,399	337,245	2,640,443	9
Receivable for fund shares sold	169,314	472,608	14,917	108,111
Receivable for investments sold	377,203	8,154,336	2,094,034	47,545
Receivable for securities lending income	1,552	12,154	18,599	816
Other assets	18,623	216,689	18,273	5,059
Total assets	221,920,550	1,881,744,815	1,363,975,743	389,568,732
Liabilities
Due to custodian	361	—	—	—
Payable for investments purchased	129,909	1,665,531	3,945,621	135,615
Payable for fund shares repurchased	72,957	445,077	93,623	33
Payable upon return of securities loaned	138,875	38,445,718	37,744,070	2,649,310
Payable to affiliates
Investment management fees	—	—	—	51
Accounting and legal services fees	13,017	104,585	74,623	21,665
Transfer agent fees	—	—	—	82
Trustees' fees	121	980	701	201
Other liabilities and accrued expenses	150,077	126,758	109,442	43,736
Total liabilities	505,317	40,788,649	41,968,080	2,850,693
Net assets	$221,415,233	$1,840,956,166	$1,322,007,663	$386,718,039
Net assets consist of
Paid-in capital	$207,963,588	$888,411,486	$1,142,561,998	$365,671,188
Total distributable earnings (loss)	13,451,645	952,544,680	179,445,665	21,046,851
Net assets	$221,415,233	$1,840,956,166	$1,322,007,663	$386,718,039
Unaffiliated investments, including repurchase agreements, at cost	$209,333,940	$1,186,245,498	$1,124,909,106	$108,703,653
Affiliated investments, at cost	$138,873	$38,506,409	$37,719,414	$254,408,370
Foreign currency, at cost	$742,015	$27,664	$22,738	—
Securities loaned, at value	$134,915	$37,675,546	$37,908,063	$2,597,109
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R6
Net assets	—	—	—	$7,684,766
Shares outstanding	—	—	—	643,807
Net asset value, offering price and redemption price per share	—	—	—	$11.94
Class 1
Net assets	$94,267,460	$547,418,622	—	$379,033,273
Shares outstanding	7,087,280	19,735,903	—	31,783,132
Net asset value, offering price and redemption price per share	$13.30	$27.74	—	$11.93
Class NAV
Net assets	$127,147,773	$1,293,537,544	$1,322,007,663	—
Shares outstanding	9,588,940	45,957,755	88,659,552	—
Net asset value, offering price and redemption price per share	$13.26	$28.15	$14.91	—
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — August 31, 2020

Assets	Multi-Index Lifestyle Balanced Portfolio	Multi-Index Lifestyle Conservative Portfolio	Multi-Index Lifestyle Growth Portfolio	Multi-Index Lifestyle Moderate Portfolio
Unaffiliated investments, at value (including securities loaned)	$574,244,967	$178,935,204	$420,051,274	$193,179,381
Affiliated investments, at value	402,558,456	31,253,731	503,837,023	73,556,683
Total investments, at value	976,803,423	210,188,935	923,888,297	266,736,064
Dividends and interest receivable	4,218	1,891	1,469	1,710
Receivable for fund shares sold	—	539,248	1,225,223	112,158
Receivable for investments sold	1,476,271	19,973	239,455	92,084
Receivable for securities lending income	7,092	1,115	1,932	1,264
Receivable from affiliates	—	287	—	172
Other assets	7,740	3,499	6,629	3,789
Total assets	978,298,744	210,754,948	925,363,005	266,947,241
Liabilities
Due to custodian	209,231	—	—	—
Payable for investments purchased	256,273	459,603	726,830	637,572
Payable for fund shares repurchased	1,476,920	—	493	13
Payable upon return of securities loaned	38,325,630	9,564,750	29,944,047	7,829,550
Payable to affiliates
Accounting and legal services fees	54,844	11,254	51,333	15,219
Transfer agent fees	75	22	80	14
Trustees' fees	508	104	477	140
Other liabilities and accrued expenses	49,678	43,363	49,762	43,537
Total liabilities	40,373,159	10,079,096	30,773,022	8,526,045
Net assets	$937,925,585	$200,675,852	$894,589,983	$258,421,196
Net assets consist of
Paid-in capital	$869,143,518	$188,157,518	$833,932,867	$241,319,520
Total distributable earnings (loss)	68,782,067	12,518,334	60,657,116	17,101,676
Net assets	$937,925,585	$200,675,852	$894,589,983	$258,421,196
Unaffiliated investments, including repurchase agreements, at cost	$526,203,263	$168,957,412	$375,704,596	$180,868,329
Affiliated investments, at cost	$381,265,113	$28,125,989	$488,585,311	$67,764,076
Securities loaned, at value	$37,481,461	$9,301,188	$29,209,048	$7,622,138
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R6
Net assets	$6,942,641	$1,995,623	$7,412,511	$1,271,028
Shares outstanding	595,572	178,395	619,369	111,482
Net asset value, offering price and redemption price per share	$11.66	$11.19	$11.97	$11.40
Class 1
Net assets	$930,982,944	$198,680,229	$887,177,472	$257,150,168
Shares outstanding	79,883,877	17,765,881	74,250,892	22,559,461
Net asset value, offering price and redemption price per share	$11.65	$11.18	$11.95	$11.40
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — August 31, 2020

Assets	Real Estate Securities Fund	Science & Technology Fund	Strategic Equity Allocation Fund	U.S. Sector Rotation Fund
Unaffiliated investments, at value (including securities loaned)	$303,459,319	$359,420,680	$7,512,153,043	$1,274,472,379
Affiliated investments, at value	1,081,100	7,383,356	144,125,146	947,987
Repurchase agreements, at value	—	6,724,000	20,778,000	16,846,000
Total investments, at value	304,540,419	373,528,036	7,677,056,189	1,292,266,366
Unrealized appreciation on forward foreign currency contracts	—	—	373,454	—
Cash	—	916	2,464	36,327
Foreign currency, at value	—	241,273	4,700,717	—
Collateral held at broker for futures contracts	—	—	39,234,053	3,347,400
Collateral segregated at custodian for OTC derivative contracts	—	—	1,532,000	—
Dividends and interest receivable	415,757	126,182	16,064,281	1,765,751
Receivable for fund shares sold	—	—	3,811,680	14,827
Receivable for investments sold	1,390,846	1,453,829	20,245	—
Receivable for securities lending income	293	1,248	114,148	691
Other assets	7,419	6,219	182,645	26,117
Total assets	306,354,734	375,357,703	7,743,091,876	1,297,457,479
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	—	1,285,754	—
Payable for futures variation margin	—	—	937,602	107,752
Payable for investments purchased	685,520	3,198,832	1,492,714	5,136
Payable for fund shares repurchased	307,777	1,527,992	12,282,172	1,324,797
Payable upon return of securities loaned	1,081,100	7,378,189	144,000,634	944,982
Payable to affiliates
Accounting and legal services fees	18,576	19,255	430,236	72,314
Trustees' fees	167	183	3,963	666
Other liabilities and accrued expenses	65,703	73,540	527,414	118,120
Total liabilities	2,158,843	12,197,991	160,960,489	2,573,767
Net assets	$304,195,891	$363,159,712	$7,582,131,387	$1,294,883,712
Net assets consist of
Paid-in capital	$261,807,963	$212,340,501	$6,433,992,355	$1,035,099,568
Total distributable earnings (loss)	42,387,928	150,819,211	1,148,139,032	259,784,144
Net assets	$304,195,891	$363,159,712	$7,582,131,387	$1,294,883,712
Unaffiliated investments, including repurchase agreements, at cost	$240,449,438	$254,875,473	$6,450,951,819	$1,063,206,948
Affiliated investments, at cost	$1,081,100	$7,380,967	$143,967,509	$946,554
Foreign currency, at cost	—	$225,646	$4,580,728	—
Securities loaned, at value	$1,042,977	$7,227,889	$146,636,621	$923,097
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$304,195,891	—	—	—
Shares outstanding	25,238,032	—	—	—
Net asset value, offering price and redemption price per share	$12.05	—	—	—
Class NAV
Net assets	—	$363,159,712	$7,582,131,387	$1,294,883,712
Shares outstanding	—	69,510,288	613,337,168	120,295,900
Net asset value, offering price and redemption price per share	—	$5.22	$12.36	$10.76
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the year ended August 31, 2020

Investment income	Capital Appreciation Fund	Capital Appreciation Value Fund	Health Sciences Fund	International Strategic Equity Allocation Fund
Dividends	$9,643,136	$13,023,446	$2,515,901	$43,606,485
Interest	78,483	16,220,500	31,900	531,023
Securities lending	297,673	42,663	—	629,421
Less foreign taxes withheld	(59,542)	(55,480)	(53,155)	(4,566,569)
Non-cash dividends	—	—	—	2,817,477
Total investment income	9,959,750	29,231,129	2,494,646	43,017,837
Expenses
Investment management fees	12,528,683	11,910,813	3,343,291	10,245,136
Distribution and service fees	296,023	—	—	—
Accounting and legal services fees	312,556	250,915	56,100	275,192
Trustees' fees	28,984	24,948	4,912	27,663
Custodian fees	214,625	185,981	55,868	620,339
Printing and postage	12,706	12,706	12,706	12,285
Professional fees	81,609	85,008	80,808	117,771
Other	73,687	64,796	20,290	51,495
Total expenses	13,548,873	12,535,167	3,573,975	11,349,881
Less expense reductions	(126,338)	(588,165)	(192,712)	(2,168,728)
Net expenses	13,422,535	11,947,002	3,381,263	9,181,153
Net investment income (loss)	(3,462,785)	17,284,127	(886,617)	33,836,684
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	317,198,707	209,994,910	19,376,248	(23,234,686)
Affiliated investments	59,634	6,726	—	1,985
Futures contracts	—	—	—	6,451,699
Written options	—	5,716,897	—	—
	317,258,341	215,718,533	19,376,248	(16,781,002)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	609,817,205	(50,352,612)	74,906,432	132,548,853
Affiliated investments	(2,215)	73	—	50,062
Futures contracts	—	—	—	1,978,395
Written options	—	(487,053)	—	—
	609,814,990	(50,839,592)	74,906,432	134,577,310
Net realized and unrealized gain (loss)	927,073,331	164,878,941	94,282,680	117,796,308
Increase in net assets from operations	$923,610,546	$182,163,068	$93,396,063	$151,632,992
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the year ended August 31, 2020

Investment income	International Value Fund	Mid Cap Stock Fund	Mid Value Fund	Multi-Index Lifestyle Aggressive Portfolio
Dividends	$6,715,813	$4,660,911	$25,542,862	$2,436,172
Interest	116,520	394,054	159,738	1,816
Securities lending	41,681	1,488,859	272,752	28,579
Income distributions received from affiliated investments	—	—	—	5,177,603
Less foreign taxes withheld	(640,523)	(28,628)	(452,107)	—
Total investment income	6,233,491	6,515,196	25,523,245	7,644,170
Expenses
Investment management fees	1,804,040	13,288,323	11,448,051	669,443
Distribution and service fees	53,182	217,926	—	172,076
Accounting and legal services fees	32,214	276,560	212,543	64,013
Transfer agent fees	—	—	—	745
Trustees' fees	3,237	26,519	20,337	6,052
Custodian fees	122,483	191,953	172,315	43,895
State registration fees	—	—	—	4,538
Printing and postage	12,731	11,736	12,706	12,640
Professional fees	160,074	98,803	75,412	43,502
Other	26,958	65,517	44,141	16,107
Total expenses	2,214,919	14,177,337	11,985,505	1,033,011
Less expense reductions	(16,359)	(113,492)	(625,681)	(13,016)
Net expenses	2,198,560	14,063,845	11,359,824	1,019,995
Net investment income (loss)	4,034,931	(7,548,649)	14,163,421	6,624,175
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	5,314,678	378,064,446	19,100,313	5,659,863
Affiliated investments	5,348	59,390	(4,097)	(5,108,238)
Capital gain distributions received from affiliated investments	—	—	—	2,568,488
	5,320,026	378,123,836	19,096,216	3,120,113
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(1,617,824)	229,156,026	87,790,109	4,449,526
Affiliated investments	(44)	54,311	26,504	30,501,110
	(1,617,868)	229,210,337	87,816,613	34,950,636
Net realized and unrealized gain (loss)	3,702,158	607,334,173	106,912,829	38,070,749
Increase in net assets from operations	$7,737,089	$599,785,524	$121,076,250	$44,694,924
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the year ended August 31, 2020

Investment income	Multi-Index Lifestyle Balanced Portfolio	Multi-Index Lifestyle Conservative Portfolio	Multi-Index Lifestyle Growth Portfolio	Multi-Index Lifestyle Moderate Portfolio
Dividends	$15,869,618	$5,043,069	$10,428,065	$5,806,008
Interest	6,922	2,620	5,349	2,559
Securities lending	370,107	120,886	208,077	127,969
Income distributions received from affiliated investments	7,720,163	436,120	9,856,695	1,454,913
Total investment income	23,966,810	5,602,695	20,498,186	7,391,449
Expenses
Investment management fees	2,854,476	817,296	2,140,648	964,179
Distribution and service fees	445,814	91,787	416,193	127,162
Accounting and legal services fees	165,407	33,429	154,417	46,601
Transfer agent fees	857	105	884	160
Trustees' fees	15,121	3,199	14,256	4,442
Custodian fees	43,895	43,895	43,895	43,895
State registration fees	4,747	5,734	4,362	3,748
Printing and postage	21,834	12,677	22,311	12,657
Professional fees	57,030	39,479	55,588	41,271
Other	33,864	11,944	28,994	14,225
Total expenses	3,643,045	1,059,545	2,881,548	1,258,340
Less expense reductions	—	(57,197)	—	(36,828)
Net expenses	3,643,045	1,002,348	2,881,548	1,221,512
Net investment income	20,323,765	4,600,347	17,616,638	6,169,937
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	19,964,750	2,858,771	17,608,924	5,797,187
Affiliated investments	(9,699,054)	(1,447,594)	(10,481,040)	(3,230,501)
Capital gain distributions received from affiliated investments	3,829,702	216,349	4,889,677	721,748
	14,095,398	1,627,526	12,017,561	3,288,434
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	6,656,869	2,870,185	7,404,813	544,609
Affiliated investments	49,859,281	3,958,437	59,581,560	10,891,470
	56,516,150	6,828,622	66,986,373	11,436,079
Net realized and unrealized gain (loss)	70,611,548	8,456,148	79,003,934	14,724,513
Increase in net assets from operations	$90,935,313	$13,056,495	$96,620,572	$20,894,450
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the year ended August 31, 2020

Investment income	Real Estate Securities Fund	Science & Technology Fund	Strategic Equity Allocation Fund	U.S. Sector Rotation Fund
Dividends	$9,802,706	$2,814,346	$169,310,098	$26,503,615
Interest	17,308	178,944	1,840,773	251,317
Securities lending	5,062	61,553	2,210,812	53,785
Less foreign taxes withheld	—	(65,739)	(7,400,009)	(80)
Non-cash dividends	—	1,263,249	—	—
Total investment income	9,825,076	4,252,353	165,961,674	26,808,637
Expenses
Investment management fees	2,582,527	2,982,450	45,012,076	7,725,734
Distribution and service fees	184,466	—	—	—
Accounting and legal services fees	63,083	50,314	1,229,873	213,489
Trustees' fees	6,697	4,918	122,327	21,655
Custodian fees	56,317	80,450	1,370,497	180,513
Printing and postage	12,706	12,706	12,706	12,706
Professional fees	56,697	66,569	232,158	97,480
Other	26,313	16,473	203,090	54,157
Total expenses	2,988,806	3,213,880	48,182,727	8,305,734
Less expense reductions	(26,416)	(130,478)	(9,528,290)	(1,634,950)
Net expenses	2,962,390	3,083,402	38,654,437	6,670,784
Net investment income	6,862,686	1,168,951	127,307,237	20,137,853
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(11,883,621)	47,746,446	126,740,449	72,368,270
Affiliated investments	383	3,537	(17,783)	1,669
Futures contracts	—	—	1,709,101	1,620,080
Forward foreign currency contracts	—	—	(458,974)	—
	(11,883,238)	47,749,983	127,972,793	73,990,019
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(36,773,366)	72,343,083	793,113,840	149,673,970
Affiliated investments	—	2,384	147,562	1,123
Futures contracts	—	—	18,271,808	3,290,456
Forward foreign currency contracts	—	—	(912,300)	—
	(36,773,366)	72,345,467	810,620,910	152,965,549
Net realized and unrealized gain (loss)	(48,656,604)	120,095,450	938,593,703	226,955,568
Increase (decrease) in net assets from operations	$(41,793,918)	$121,264,401	$1,065,900,940	$247,093,421
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of changes in net assets

	Capital Appreciation Fund		Capital Appreciation Value Fund		Health Sciences Fund
Increase (decrease) in net assets	Year ended 8-31-20	Year ended 8-31-19	Year ended 8-31-20	Year ended 8-31-19	Year ended 8-31-20	Year ended 8-31-19
From operations
Net investment income (loss)	$(3,462,785)	$167,684	$17,284,127	$27,273,402	$(886,617)	$(473,891)
Net realized gain	317,258,341	161,879,822	215,718,533	153,187,665	19,376,248	11,280,327
Change in net unrealized appreciation (depreciation)	609,814,990	(150,945,084)	(50,839,592)	(28,230,103)	74,906,432	(23,699,008)
Increase (decrease) in net assets resulting from operations	923,610,546	11,102,422	182,163,068	152,230,964	93,396,063	(12,892,572)
Distributions to shareholders
From earnings
Class 1	(56,812,578)	(94,592,357)	—	—	—	—
Class NAV	(118,001,591)	(183,726,482)	(163,904,965)	(198,551,204)	(10,491,735)	(16,432,088)
Total distributions	(174,814,169)	(278,318,839)	(163,904,965)	(198,551,204)	(10,491,735)	(16,432,088)
From fund share transactions
From fund share transactions	(302,337,259)	188,522,934	(183,411,560)	(131,905,276)	73,156,528	(8,101,801)
Total increase (decrease)	446,459,118	(78,693,483)	(165,153,457)	(178,225,516)	156,060,856	(37,426,461)
Net assets
Beginning of year	1,736,814,385	1,815,507,868	1,607,038,415	1,785,263,931	272,012,456	309,438,917
End of year	$2,183,273,503	$1,736,814,385	$1,441,884,958	$1,607,038,415	$428,073,312	$272,012,456
	International Strategic Equity Allocation Fund		International Value Fund		Mid Cap Stock Fund
Increase (decrease) in net assets	Year ended 8-31-20	Year ended 8-31-19	Year ended 8-31-20	Year ended 8-31-19	Year ended 8-31-20	Year ended 8-31-19
From operations
Net investment income (loss)	$33,836,684	$46,062,409	$4,034,931	$8,865,157	$(7,548,649)	$(7,991,067)
Net realized gain (loss)	(16,781,002)	(84,375,610)	5,320,026	27,995,017	378,123,836	156,022,196
Change in net unrealized appreciation (depreciation)	134,577,310	(33,038,621)	(1,617,868)	(105,120,709)	229,210,337	(70,269,123)
Increase (decrease) in net assets resulting from operations	151,632,992	(71,351,822)	7,737,089	(68,260,535)	599,785,524	77,762,006
Distributions to shareholders
From earnings
Class 1	—	—	(9,006,651)	(3,239,198)	(51,552,722)	(64,739,364)
Class NAV	(48,976,734)	(260,793,663)	(9,863,048)	(19,064,587)	(139,556,442)	(185,441,862)
Total distributions	(48,976,734)	(260,793,663)	(18,869,699)	(22,303,785)	(191,109,164)	(250,181,226)
From fund share transactions
From fund share transactions	(22,035,645)	133,266,961	(11,192,310)	(774,957,085)	(158,836,130)	34,142,711
Issued in reorganization	—	—	—	—	—	24,403,159
Fund share transactions	(22,035,645)	133,266,961	(11,192,310)	(774,957,085)	(158,836,130)	58,545,870
Total increase (decrease)	80,620,613	(198,878,524)	(22,324,920)	(865,521,405)	249,840,230	(113,873,350)
Net assets
Beginning of year	1,633,620,588	1,832,499,112	243,740,153	1,109,261,558	1,591,115,936	1,704,989,286
End of year	$1,714,241,201	$1,633,620,588	$221,415,233	$243,740,153	$1,840,956,166	$1,591,115,936
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of changes in net assets

	Mid Value Fund		Multi-Index Lifestyle Aggressive Portfolio		Multi-Index Lifestyle Balanced Portfolio
Increase (decrease) in net assets	Year ended 8-31-20	Year ended 8-31-19	Year ended 8-31-20	Year ended 8-31-19	Year ended 8-31-20	Year ended 8-31-19
From operations
Net investment income	$14,163,421	$19,303,493	$6,624,175	$5,230,494	$20,323,765	$20,058,873
Net realized gain	19,096,216	9,688,613	3,120,113	20,418,742	14,095,398	27,974,987
Change in net unrealized appreciation (depreciation)	87,816,613	(153,090,823)	34,950,636	(28,066,671)	56,516,150	(17,902,425)
Increase (decrease) in net assets resulting from operations	121,076,250	(124,098,717)	44,694,924	(2,417,435)	90,935,313	30,131,435
Distributions to shareholders
From earnings
Class R6	—	—	(380,187)	(326,422)	(408,113)	(356,263)
Class 1	—	—	(32,109,372)	(31,418,938)	(58,929,731)	(61,891,267)
Class NAV	(34,817,897)	(101,535,887)	—	—	—	—
Total distributions	(34,817,897)	(101,535,887)	(32,489,559)	(31,745,360)	(59,337,844)	(62,247,530)
From fund share transactions
From fund share transactions	5,201,638	16,774,061	34,910,880	45,895,143	9,348,321	59,371,272
Total increase (decrease)	91,459,991	(208,860,543)	47,116,245	11,732,348	40,945,790	27,255,177
Net assets
Beginning of year	1,230,547,672	1,439,408,215	339,601,794	327,869,446	896,979,795	869,724,618
End of year	$1,322,007,663	$1,230,547,672	$386,718,039	$339,601,794	$937,925,585	$896,979,795
	Multi-Index Lifestyle Conservative Portfolio		Multi-Index Lifestyle Growth Portfolio		Multi-Index Lifestyle Moderate Portfolio
Increase (decrease) in net assets	Year ended 8-31-20	Year ended 8-31-19	Year ended 8-31-20	Year ended 8-31-19	Year ended 8-31-20	Year ended 8-31-19
From operations
Net investment income	$4,600,347	$4,493,169	$17,616,638	$15,239,646	$6,169,937	$6,252,148
Net realized gain	1,627,526	960,434	12,017,561	39,895,442	3,288,434	4,573,989
Change in net unrealized appreciation (depreciation)	6,828,622	6,190,858	66,986,373	(43,224,083)	11,436,079	2,777,145
Increase in net assets resulting from operations	13,056,495	11,644,461	96,620,572	11,911,005	20,894,450	13,603,282
Distributions to shareholders
From earnings
Class R6	(16,807)	(3,952)	(503,695)	(438,039)	(61,085)	(53,451)
Class 1	(7,258,629)	(6,753,201)	(66,128,412)	(63,603,024)	(13,975,893)	(13,629,279)
Total distributions	(7,275,436)	(6,757,153)	(66,632,107)	(64,041,063)	(14,036,978)	(13,682,730)
From fund share transactions
From fund share transactions	10,695,540	22,980,029	35,322,267	120,071,681	(11,599,900)	22,829,438
Total increase (decrease)	16,476,599	27,867,337	65,310,732	67,941,623	(4,742,428)	22,749,990
Net assets
Beginning of year	184,199,253	156,331,916	829,279,251	761,337,628	263,163,624	240,413,634
End of year	$200,675,852	$184,199,253	$894,589,983	$829,279,251	$258,421,196	$263,163,624
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of changes in net assets

	Real Estate Securities Fund		Science & Technology Fund		Strategic Equity Allocation Fund
Increase (decrease) in net assets	Year ended 8-31-20	Year ended 8-31-19	Year ended 8-31-20	Year ended 8-31-19	Year ended 8-31-20	Year ended 8-31-19
From operations
Net investment income (loss)	$6,862,686	$9,057,353	$1,168,951	$(908,470)	$127,307,237	$154,713,158
Net realized gain (loss)	(11,883,238)	20,387,808	47,749,983	19,965,025	127,972,793	102,651,681
Change in net unrealized appreciation (depreciation)	(36,773,366)	34,474,373	72,345,467	(10,988,711)	810,620,910	(383,128,086)
Increase (decrease) in net assets resulting from operations	(41,793,918)	63,919,534	121,264,401	8,067,844	1,065,900,940	(125,763,247)
Distributions to shareholders
From earnings
Class 1	(34,226,630)	(16,428,402)	—	—	—	—
Class NAV	—	—	(25,176,071)	(77,599,763)	(243,595,412)	(1,038,737,526)
Total distributions	(34,226,630)	(16,428,402)	(25,176,071)	(77,599,763)	(243,595,412)	(1,038,737,526)
From fund share transactions
From fund share transactions	(53,273,095)	(34,907,359)	(16,965,217)	101,198,431	(569,005,474)	803,092,859
Total increase (decrease)	(129,293,643)	12,583,773	79,123,113	31,666,512	253,300,054	(361,407,914)
Net assets
Beginning of year	433,489,534	420,905,761	284,036,599	252,370,087	7,328,831,333	7,690,239,247
End of year	$304,195,891	$433,489,534	$363,159,712	$284,036,599	$7,582,131,387	$7,328,831,333
	U.S. Sector Rotation Fund
Increase (decrease) in net assets	Year ended 8-31-20	Year ended 8-31-19
From operations
Net investment income	$20,137,853	$25,826,558
Net realized gain	73,990,019	103,791,284
Change in net unrealized appreciation (depreciation)	152,965,549	(134,682,857)
Increase (decrease) in net assets resulting from operations	247,093,421	(5,065,015)
Distributions to shareholders
From earnings
Class NAV	(127,843,285)	(347,530,083)
Total distributions	(127,843,285)	(347,530,083)
From fund share transactions
From fund share transactions	(321,321,113)	135,353,560
Total decrease	(202,070,977)	(217,241,538)
Net assets
Beginning of year	1,496,954,689	1,714,196,227
End of year	$1,294,883,712	$1,496,954,689
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Fund
Class 1
08-31-2020	15.66	(0.04)	9.09	9.05	—	(1.70)	(1.70)	23.01	62.93	0.80	0.79	(0.23)	810	47
08-31-2019	18.80	— [3]	(0.46)	(0.46)	(0.02)	(2.66)	(2.68)	15.66	0.84	0.80	0.79	(0.03)	584	50
08-31-2018	18.56	0.02	4.25	4.27	(0.01)	(4.02)	(4.03)	18.80	26.71	0.79	0.78	0.11	687	39
08-31-2017	16.60	0.01	3.89	3.90	(0.01)	(1.93)	(1.94)	18.56	26.53	0.79	0.78	0.07	582	45
08-31-2016	18.12	0.01	0.83	0.84	— [3]	(2.36)	(2.36)	16.60	4.41	0.79	0.78	0.05	551	32
Class NAV
08-31-2020	15.71	(0.03)	9.12	9.09	— [3]	(1.70)	(1.70)	23.10	63.00	0.75	0.74	(0.18)	1,373	47
08-31-2019	18.85	— [3]	(0.45)	(0.45)	(0.03)	(2.66)	(2.69)	15.71	0.89	0.75	0.74	0.03	1,153	50
08-31-2018	18.60	0.03	4.26	4.29	(0.02)	(4.02)	(4.04)	18.85	26.76	0.74	0.73	0.15	1,128	39
08-31-2017	16.63	0.02	3.90	3.92	(0.02)	(1.93)	(1.95)	18.60	26.62	0.74	0.73	0.11	1,222	45
08-31-2016	18.15	0.02	0.83	0.85	(0.01)	(2.36)	(2.37)	16.63	4.45	0.74	0.73	0.10	1,413	32
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Less than $0.005 per share.
Capital Appreciation Value Fund
Class NAV
08-31-2020	11.75	0.14	1.33	1.47	(0.20)	(1.10)	(1.30)	11.92	13.38	0.87	0.83	1.20	1,442	79
08-31-2019	12.27	0.19	0.76	0.95	(0.33)	(1.14)	(1.47)	11.75	10.07	0.85	0.81	1.66	1,607	63
08-31-2018	12.26	0.27	1.06	1.33	(0.18)	(1.14)	(1.32)	12.27	11.61	0.85	0.81	2.28	1,785	78
08-31-2017	11.62	0.18	1.06	1.24	(0.20)	(0.40)	(0.60)	12.26	11.26	0.85	0.81	1.51	1,880	61
08-31-2016	11.86	0.16	1.03	1.19	(0.18)	(1.25)	(1.43)	11.62	10.94	0.85	0.81	1.39	2,101	64
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Health Sciences Fund
Class NAV
08-31-2020	4.53	(0.01)	1.27	1.26	—	(0.19)	(0.19)	5.60	28.39	1.11	1.05	(0.28)	428	47
08-31-2019	5.10	(0.01)	(0.28)	(0.29)	—	(0.28)	(0.28)	4.53	(4.87)	1.11	1.05	(0.17)	272	42
08-31-2018	5.01	(0.01)	0.95	0.94	—	(0.85)	(0.85)	5.10	22.04	1.10	1.04	(0.30)	309	46
08-31-2017	5.59	(0.01)	0.74	0.73	—	(1.31)	(1.31)	5.01	18.48	1.14	1.07	(0.27)	320	131
08-31-2016	18.69	(0.03)	(0.64)	(0.67)	(0.02)	(12.41)	(12.43)	5.59	(8.77)	1.10	1.04	(0.32)	216	46
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
International Strategic Equity Allocation Fund
Class NAV
08-31-2020	9.01	0.19	0.62	0.81	(0.27)	—	(0.27)	9.55	8.98	0.69	0.56	2.07	1,714	76
08-31-2019	11.21	0.26	(0.85)	(0.59)	(0.26)	(1.35)	(1.61)	9.01	(3.97)	0.69	0.56	2.74	1,634	57
08-31-2018	11.78	0.25	(0.01)	0.24	(0.29)	(0.52)	(0.81)	11.21	1.81	0.68	0.55	2.15	1,832	94
08-31-2017 [3]	10.00	0.23	1.59	1.82	(0.03)	(0.01)	(0.04)	11.78	18.26 [4]	0.69 [5]	0.56 [5]	2.43 [5]	2,049	112
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 10-17-16 (commencement of operations) to 8-31-17. 4. Not annualized. 5. Annualized.
International Value Fund
Class 1
08-31-2020	14.03	0.23	0.19	0.42	(0.36)	(0.79)	(1.15)	13.30	2.16	0.99	0.99	1.70	94	164 [3]
08-31-2019	16.45	0.35	(2.44)	(2.09)	(0.33)	—	(0.33)	14.03	(12.73)	0.93	0.92	2.32	126	36
08-31-2018	16.82	0.29	(0.27)	0.02	(0.39)	—	(0.39)	16.45	0.06	0.91	0.90	1.72	169	29
08-31-2017	14.80	0.29	2.09	2.38	(0.36)	—	(0.36)	16.82	16.35	0.91	0.90	1.85	206	31
08-31-2016	14.53	0.29	0.25	0.54	(0.27)	—	(0.27)	14.80	3.86	0.90	0.90	2.06	186	24
Class NAV
08-31-2020	13.99	0.24	0.18	0.42	(0.36)	(0.79)	(1.15)	13.26	2.22	0.94	0.94	1.82	127	164 [3]
08-31-2019	16.41	0.17	(2.25)	(2.08)	(0.34)	—	(0.34)	13.99	(12.71)	0.88	0.87	1.11	118	36
08-31-2018	16.77	0.31	(0.27)	0.04	(0.40)	—	(0.40)	16.41	0.17	0.86	0.85	1.81	940	29
08-31-2017	14.76	0.29	2.08	2.37	(0.36)	—	(0.36)	16.77	16.38	0.86	0.85	1.85	987	31
08-31-2016	14.49	0.28	0.27	0.55	(0.28)	—	(0.28)	14.76	3.93	0.85	0.85	2.06	1,347	24
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Cap Stock Fund
Class 1
08-31-2020	22.24	(0.11)	8.38	8.27	—	(2.77)	(2.77)	27.74	41.40	0.92	0.92	(0.51)	547	86
08-31-2019	25.90	(0.12)	0.28	0.16	—	(3.82)	(3.82)	22.24	5.71	0.92	0.92	(0.54)	438	61 [3]
08-31-2018	22.14	(0.10)	6.01	5.91	—	(2.15)	(2.15)	25.90	28.68	0.92	0.91	(0.44)	447	67
08-31-2017	18.86	(0.03)	3.40	3.37	—	(0.09)	(0.09)	22.14	17.86	0.92	0.91	(0.16)	365	89
08-31-2016	20.57	(0.04)	0.61	0.57	—	(2.28)	(2.28)	18.86	3.02	0.92	0.91	(0.23)	340	79
Class NAV
08-31-2020	22.52	(0.10)	8.50	8.40	—	(2.77)	(2.77)	28.15	41.47	0.87	0.87	(0.46)	1,294	86
08-31-2019	26.16	(0.11)	0.29	0.18	—	(3.82)	(3.82)	22.52	5.74	0.87	0.87	(0.49)	1,153	61 [3]
08-31-2018	22.33	(0.09)	6.07	5.98	—	(2.15)	(2.15)	26.16	28.75	0.87	0.86	(0.39)	1,258	67
08-31-2017	19.01	(0.02)	3.43	3.41	—	(0.09)	(0.09)	22.33	17.99	0.87	0.86	(0.12)	1,245	89
08-31-2016	20.71	(0.03)	0.61	0.58	—	(2.28)	(2.28)	19.01	3.06	0.87	0.86	(0.18)	1,147	79
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Excludes merger activity.
Mid Value Fund
Class NAV
08-31-2020	14.27	0.17	0.90	1.07	(0.26)	(0.17)	(0.43)	14.91	7.40	0.99	0.94	1.18	1,322	45
08-31-2019	17.08	0.22	(1.81)	(1.59)	(0.15)	(1.07)	(1.22)	14.27	(8.82)	0.99	0.94	1.48	1,231	42
08-31-2018	16.00	0.12	1.90	2.02	(0.13)	(0.81)	(0.94)	17.08	12.96	0.99	0.94	0.72	1,439	39
08-31-2017	15.88	0.16	1.52	1.68	(0.14)	(1.42)	(1.56)	16.00	10.83	0.99	0.94	0.98	1,224	55
08-31-2016	15.45	0.17	1.94	2.11	(0.20)	(1.48)	(1.68)	15.88	15.18	0.99	0.93	1.17	922	56
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Multi-Index Lifestyle Aggressive Portfolio
Class R6
08-31-2020	11.57	0.16 [3]	1.32	1.48	(0.23)	(0.88)	(1.11)	11.94	13.00	0.26 [4]	0.26 [4]	1.48 [3]	8	21
08-31-2019	13.12	0.19 [3]	(0.50)	(0.31)	(0.20)	(1.04)	(1.24)	11.57	(0.88)	0.25 [4]	0.25 [4]	1.62 [3]	4	14
08-31-2018	12.31	0.12 [3]	1.42	1.54	(0.21)	(0.52)	(0.73)	13.12	12.73	0.26 [4]	0.25 [4]	0.93 [3]	4	15
08-31-2017	10.94	0.18 [3]	1.54	1.72	(0.19)	(0.16)	(0.35)	12.31	16.07	0.27 [4]	0.25 [4]	1.57 [3]	— [5]	13
08-31-2016	10.19	0.16 [3]	0.78	0.94	(0.15)	(0.04)	(0.19)	10.94	9.34	0.32 [4]	0.26 [4]	1.44 [3]	— [5]	14
Class 1
08-31-2020	11.56	0.21 [3]	1.27	1.48	(0.23)	(0.88)	(1.11)	11.93	12.98	0.30 [4]	0.29 [4]	1.90 [3]	379	21
08-31-2019	13.12	0.19 [3]	(0.51)	(0.32)	(0.20)	(1.04)	(1.24)	11.56	(1.01)	0.29 [4]	0.29 [4]	1.61 [3]	336	14
08-31-2018	12.31	0.19 [3]	1.34	1.53	(0.20)	(0.52)	(0.72)	13.12	12.69	0.29 [4]	0.29 [4]	1.52 [3]	324	15
08-31-2017	10.94	0.16 [3]	1.55	1.71	(0.18)	(0.16)	(0.34)	12.31	16.04	0.31 [4]	0.29 [4]	1.37 [3]	245	13
08-31-2016	10.19	0.13 [3]	0.81	0.94	(0.15)	(0.04)	(0.19)	10.94	9.30	0.35 [4]	0.29 [4]	1.42 [3]	105	14
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Less than $500,000.
Multi-Index Lifestyle Balanced Portfolio
Class R6
08-31-2020	11.26	0.25 [3]	0.90	1.15	(0.27)	(0.48)	(0.75)	11.66	10.50	0.37 [4]	0.37 [4]	2.23 [3]	7	42
08-31-2019	11.79	0.26 [3]	0.03	0.29	(0.26)	(0.56)	(0.82)	11.26	3.26	0.36 [4]	0.36 [4]	2.32 [3]	6	21
08-31-2018	11.48	0.21 [3]	0.63	0.84	(0.24)	(0.29)	(0.53)	11.79	7.38	0.36 [4]	0.36 [4]	1.86 [3]	5	17
08-31-2017	10.78	0.23 [3]	0.80	1.03	(0.23)	(0.10)	(0.33)	11.48	9.79	0.36 [4]	0.36 [4]	2.14 [3]	— [5]	22
08-31-2016	10.17	0.26 [3]	0.59	0.85	(0.22)	(0.02)	(0.24)	10.78	8.49	0.37 [4]	0.37 [4]	2.38 [3]	— [5]	11
Class 1
08-31-2020	11.26	0.25 [3]	0.88	1.13	(0.26)	(0.48)	(0.74)	11.65	10.36	0.41 [4]	0.41 [4]	2.26 [3]	931	42
08-31-2019	11.78	0.25 [3]	0.05	0.30	(0.26)	(0.56)	(0.82)	11.26	3.31	0.40 [4]	0.40 [4]	2.30 [3]	891	21
08-31-2018	11.48	0.24 [3]	0.58	0.82	(0.23)	(0.29)	(0.52)	11.78	7.25	0.40 [4]	0.40 [4]	2.06 [3]	865	17
08-31-2017	10.78	0.21 [3]	0.81	1.02	(0.22)	(0.10)	(0.32)	11.48	9.75	0.40 [4]	0.40 [4]	1.90 [3]	719	22
08-31-2016	10.17	0.20 [3]	0.64	0.84	(0.21)	(0.02)	(0.23)	10.78	8.44	0.41 [4]	0.41 [4]	2.09 [3]	350	11
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Less than $500,000.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Multi-Index Lifestyle Conservative Portfolio
Class R6
08-31-2020	10.84	0.21 [3]	0.56	0.77	(0.27)	(0.15)	(0.42)	11.19	7.37	0.54 [4]	0.51 [4]	2.02 [3]	2	57
08-31-2019	10.57	0.24 [3]	0.47	0.71	(0.28)	(0.16)	(0.44)	10.84	7.09	0.51 [4]	0.50 [4]	2.35 [3]	— [5]	21
08-31-2018	10.75	0.28 [3]	(0.11)	0.17	(0.25)	(0.10)	(0.35)	10.57	1.61	0.53 [4]	0.50 [4]	2.62 [3]	— [5]	24
08-31-2017	10.65	0.24 [3]	0.17	0.41	(0.24)	(0.07)	(0.31)	10.75	3.95	0.55 [4]	0.50 [4]	2.32 [3]	— [5]	36
08-31-2016	10.13	0.30 [3]	0.47	0.77	(0.24)	(0.01)	(0.25)	10.65	7.71	0.60 [4]	0.50 [4]	2.72 [3]	— [5]	21
Class 1
08-31-2020	10.83	0.27 [3]	0.50	0.77	(0.27)	(0.15)	(0.42)	11.18	7.33	0.57 [4]	0.54 [4]	2.50 [3]	199	57
08-31-2019	10.56	0.28 [3]	0.43	0.71	(0.28)	(0.16)	(0.44)	10.83	7.05	0.55 [4]	0.54 [4]	2.73 [3]	184	21
08-31-2018	10.74	0.25 [3]	(0.09)	0.16	(0.24)	(0.10)	(0.34)	10.56	1.57	0.57 [4]	0.54 [4]	2.41 [3]	156	24
08-31-2017	10.65	0.23 [3]	0.16	0.39	(0.23)	(0.07)	(0.30)	10.74	3.82	0.59 [4]	0.54 [4]	2.19 [3]	130	36
08-31-2016	10.13	0.22 [3]	0.54	0.76	(0.23)	(0.01)	(0.24)	10.65	7.68	0.63 [4]	0.53 [4]	2.43 [3]	74	21
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Less than $500,000.
Multi-Index Lifestyle Growth Portfolio
Class R6
08-31-2020	11.56	0.23 [3]	1.11	1.34	(0.26)	(0.67)	(0.93)	11.97	11.88	0.31 [4]	0.31 [4]	2.07 [3]	7	32
08-31-2019	12.56	0.23 [3]	(0.21)	0.02	(0.23)	(0.79)	(1.02)	11.56	1.30	0.30 [4]	0.30 [4]	1.99 [3]	6	13
08-31-2018	12.02	0.17 [3]	1.00	1.17	(0.22)	(0.41)	(0.63)	12.56	9.85	0.30 [4]	0.30 [4]	1.44 [3]	5	16
08-31-2017	10.97	0.22 [3]	1.15	1.37	(0.20)	(0.12)	(0.32)	12.02	12.82	0.31 [4]	0.31 [4]	1.90 [3]	1	15
08-31-2016	10.25	0.22 [3]	0.69	0.91	(0.16)	(0.03)	(0.19)	10.97	8.95	0.32 [4]	0.32 [4]	2.01 [3]	1	11
Class 1
08-31-2020	11.54	0.24 [3]	1.10	1.34	(0.26)	(0.67)	(0.93)	11.95	11.86	0.34 [4]	0.34 [4]	2.10 [3]	887	32
08-31-2019	12.54	0.22 [3]	(0.20)	0.02	(0.23)	(0.79)	(1.02)	11.54	1.27	0.34 [4]	0.34 [4]	1.96 [3]	823	13
08-31-2018	12.01	0.22 [3]	0.93	1.15	(0.21)	(0.41)	(0.62)	12.54	9.75	0.34 [4]	0.34 [4]	1.83 [3]	756	16
08-31-2017	10.96	0.19 [3]	1.18	1.37	(0.20)	(0.12)	(0.32)	12.01	12.78	0.34 [4]	0.34 [4]	1.67 [3]	611	15
08-31-2016	10.24	0.16 [3]	0.75	0.91	(0.16)	(0.03)	(0.19)	10.96	8.92	0.36 [4]	0.35 [4]	1.71 [3]	277	11
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Multi-Index Lifestyle Moderate Portfolio
Class R6
08-31-2020	11.08	0.26 [3]	0.66	0.92	(0.28)	(0.32)	(0.60)	11.40	8.58	0.46 [4]	0.44 [4]	2.35 [3]	1	48
08-31-2019	11.15	0.28 [3]	0.28	0.56	(0.29)	(0.34)	(0.63)	11.08	5.58	0.44 [4]	0.44 [4]	2.56 [3]	1	21
08-31-2018	11.08	0.26 [3]	0.21	0.47	(0.24)	(0.16)	(0.40)	11.15	4.37	0.45 [4]	0.44 [4]	2.37 [3]	1	20
08-31-2017	10.67	0.25 [3]	0.45	0.70	(0.23)	(0.06)	(0.29)	11.08	6.75	0.47 [4]	0.44 [4]	2.30 [3]	1	24
08-31-2016	10.12	0.26 [3]	0.55	0.81	(0.24)	(0.02)	(0.26)	10.67	8.17	0.51 [4]	0.44 [4]	2.53 [3]	1	15
Class 1
08-31-2020	11.08	0.26 [3]	0.66	0.92	(0.28)	(0.32)	(0.60)	11.40	8.54	0.49 [4]	0.48 [4]	2.41 [3]	257	48
08-31-2019	11.14	0.27 [3]	0.29	0.56	(0.28)	(0.34)	(0.62)	11.08	5.64	0.48 [4]	0.48 [4]	2.55 [3]	262	21
08-31-2018	11.07	0.25 [3]	0.22	0.47	(0.24)	(0.16)	(0.40)	11.14	4.34	0.49 [4]	0.48 [4]	2.28 [3]	239	20
08-31-2017	10.67	0.23 [3]	0.46	0.69	(0.23)	(0.06)	(0.29)	11.07	6.61	0.50 [4]	0.47 [4]	2.10 [3]	198	24
08-31-2016	10.12	0.22 [3]	0.59	0.81	(0.24)	(0.02)	(0.26)	10.67	8.13	0.55 [4]	0.47 [4]	2.37 [3]	88	15
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Real Estate Securities Fund
Class 1
08-31-2020	14.55	0.24	(1.55)	(1.31)	(0.29)	(0.90)	(1.19)	12.05	(9.75)	0.81	0.80	1.86	304	133
08-31-2019	12.97	0.29	1.82	2.11	(0.26)	(0.27)	(0.53)	14.55	17.35	0.81	0.80	2.25	433	132
08-31-2018	13.12	0.26	0.49	0.75	(0.17)	(0.73)	(0.90)	12.97	6.20	0.81	0.80	2.11	421	158
08-31-2017	14.95	0.28	(0.52)	(0.24)	(0.50)	(1.09)	(1.59)	13.12	(0.86)	0.79	0.79	2.09	502	159
08-31-2016	13.39	0.45 [3]	2.79	3.24	(0.27)	(1.41)	(1.68)	14.95	25.93	0.79	0.78	3.20 [3]	665	141
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.88%, respectively.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Science & Technology Fund
Class NAV
08-31-2020	3.87	0.02 [3]	1.69	1.71	—	(0.36)	(0.36)	5.22	47.55	1.10	1.06	0.40 [3]	363	116
08-31-2019	5.99	(0.01)	(0.32)	(0.33)	—	(1.79)	(1.79)	3.87	3.19	1.10	1.06	(0.36)	284	110
08-31-2018	13.85	(0.03)	2.33	2.30	—	(10.16)	(10.16)	5.99	30.59	1.10	1.05	(0.47)	252	108
08-31-2017	11.75	(0.02)	3.17	3.15	(0.02)	(1.03)	(1.05)	13.85	29.39	1.07	1.03	(0.13)	355	93
08-31-2016	12.56	0.02	2.03	2.05	—	(2.86)	(2.86)	11.75	18.08	1.07	1.02	0.18	766	98
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.04 and 1.00%, respectively.
Strategic Equity Allocation Fund
Class NAV
08-31-2020	11.14	0.20	1.41	1.61	(0.26)	(0.13)	(0.39)	12.36	14.54	0.67	0.54	1.77	7,582	96
08-31-2019	13.46	0.24	(0.75)	(0.51)	(0.23)	(1.58)	(1.81)	11.14	(1.78)	0.67	0.54	2.12	7,329	80
08-31-2018	13.99	0.22	1.42	1.64	(0.26)	(1.91)	(2.17)	13.46	12.48	0.66	0.54	1.64	7,690	115
08-31-2017	13.14	0.24	1.85	2.09	(0.24)	(1.00)	(1.24)	13.99	17.12	0.66	0.53	1.78	7,636	67
08-31-2016	12.88	0.23	0.79	1.02	(0.21)	(0.55)	(0.76)	13.14	8.25	0.67	0.53	1.83	7,139	47
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
U.S. Sector Rotation Fund
Class NAV
08-31-2020	9.86	0.16	1.79	1.95	(0.19)	(0.86)	(1.05)	10.76	20.74	0.67	0.54	1.63	1,295	113
08-31-2019	13.13	0.17	(0.72)	(0.55)	(0.19)	(2.53)	(2.72)	9.86	(0.34)	0.66	0.53	1.66	1,497	92
08-31-2018	11.57	0.15	2.14	2.29	(0.17)	(0.56)	(0.73)	13.13	20.43	0.66	0.53	1.26	1,714	128
08-31-2017 [3]	10.00	0.15	1.46	1.61	(0.04)	—	(0.04)	11.57	16.08 [4]	0.66 [5]	0.53 [5]	1.45 [5]	1,955	119
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 9-26-16 (commencement of operations) to 8-31-17. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Notes to financial statements

1.  Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, sixteen of which are presented in this report (the funds).
Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio and Multi-Index Lifestyle Moderate Portfolio (collectively, the Multi-Index Lifestyle Portfolios) operate as “funds of funds,” investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Multi-Index Lifestyle Portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhinvestments.com. The underlying funds are not covered by this report.
The funds may offer multiple classes of shares. The shares currently offered by a specific fund are detailed in the Statements of assets and liabilities. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Prior to September 20, 2019, U.S. Sector Rotation Fund was known as U.S. Strategic Equity Allocation Fund.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds' Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations typically are valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds' Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds' own assumptions in determining the fair value of investments. Factors used in determining value may include market or

Significant accounting policies, continued

issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds' investments as of August 31, 2020, by major security category or type:
	Total value at 8-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Communication services	$334,196,168	$312,958,246	$21,237,922	—
Consumer discretionary	558,746,490	537,593,880	21,152,610	—
Consumer staples	56,750,656	56,750,656	—	—
Financials	47,332,881	47,332,881	—	—
Health care	168,922,977	168,922,977	—	—
Industrials	50,482,294	50,482,294	—	—
Information technology	965,469,620	922,177,009	43,292,611	—
Real estate	11,708,057	11,708,057	—	—
Short-term investments	49,712,192	49,712,192	—	—
Total investments in securities	$2,243,321,335	$2,157,638,192	$85,683,143	—

Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$69,799,643	$69,799,643	—	—
Consumer discretionary	109,563,472	109,563,472	—	—
Consumer staples	18,528,547	18,528,547	—	—
Financials	124,186,499	124,186,499	—	—
Health care	186,858,096	181,025,367	$5,832,729	—
Industrials	101,698,430	101,698,430	—	—
Information technology	229,019,057	229,019,057	—	—
Materials	8,620,276	8,620,276	—	—
Utilities	125,874,326	125,874,326	—	—
Preferred securities
Financials	3,011,355	3,011,355	—	—
Health care	15,233,651	15,233,651	—	—
Industrials	2,791,817	—	2,791,817	—
Utilities	25,393,224	25,393,224	—	—
Corporate bonds	149,258,764	—	149,258,764	—
Convertible bonds	695,252	—	695,252	—
Term loans	143,139,170	—	143,139,170	—
Short-term investments	149,763,525	149,763,525	—	—
Total investments in securities	$1,463,435,104	$1,161,717,372	$301,717,732	—
Derivatives:
Liabilities
Written options	$(18,161,003)	—	$(18,161,003)	—

Health Sciences Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$415,499	—	—	$415,499
Financials	1,523,587	$1,523,587	—	—
Health care	416,975,934	389,724,379	$26,763,310	488,245
Preferred securities
Consumer discretionary	927,796	—	—	927,796
Health care	2,523,714	—	2,523,714	—

Significant accounting policies, continued

	Total value at 8-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Health Sciences Fund (continued)
Information technology	$1,032,556	—	—	$1,032,556
Rights	352,835	$352,835	—	—
Short-term investments	5,665,559	5,665,559	—	—
Total investments in securities	$429,417,480	$397,266,360	$29,287,024	$2,864,096

International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$109,665,005	—	$109,665,005	—
Austria	2,850,716	—	2,850,716	—
Belgium	18,844,033	—	18,844,033	—
Brazil	16,681,086	$16,681,086	—	—
Canada	32,137,746	32,137,746	—	—
Chile	5,486,538	5,156,978	329,560	—
China	160,671,413	65,887,057	94,784,356	—
Colombia	957,134	957,134	—	—
Czech Republic	553,625	—	553,625	—
Denmark	38,171,341	—	38,171,341	—
Finland	34,644,290	—	34,644,290	—
France	156,432,009	—	156,432,009	—
Germany	147,437,334	—	147,437,334	—
Hong Kong	53,365,068	521,364	52,843,704	—
Hungary	1,324,119	—	1,324,119	—
Indonesia	7,506,153	—	7,506,153	—
Ireland	12,213,125	484,948	11,728,177	—
Isle of Man	360,470	—	360,470	—
Israel	6,057,577	3,144,470	2,913,107	—
Italy	20,977,556	—	20,977,556	—
Japan	173,170,328	—	173,170,328	—
Jordan	318,552	—	318,552	—
Luxembourg	3,507,737	—	3,507,737	—
Macau	1,127,468	—	1,127,468	—
Malaysia	8,535,510	—	8,535,510	—
Mexico	7,854,224	7,854,224	—	—
Netherlands	71,155,796	—	71,155,796	—
New Zealand	10,735,211	—	10,735,211	—
Norway	6,368,409	—	6,368,409	—
Peru	1,706,513	1,706,513	—	—
Philippines	3,964,135	—	3,964,135	—
Poland	4,804,100	—	4,804,100	—
Portugal	1,811,553	—	1,811,553	—
Romania	140,113	—	140,113	—
Singapore	4,545,561	—	4,545,561	—
South Africa	17,193,674	—	17,193,674	—
South Korea	52,035,030	—	52,035,030	—
Spain	38,164,545	—	38,164,545	—
Sweden	58,829,954	—	58,829,954	—
Switzerland	118,182,974	—	118,182,974	—
Taiwan	58,152,436	—	58,152,436	—
Thailand	11,200,864	—	11,200,864	—
Turkey	863,034	—	863,034	—
United Arab Emirates	1,115	—	1,115	—
United Kingdom	113,100,572	1,046,987	112,053,585	—
United States	119,187	119,187	—	—

Significant accounting policies, continued

	Total value at 8-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Strategic Equity Allocation Fund (continued)
Preferred securities
Brazil	$6,028,273	$6,028,273	—	—
Chile	760,930	760,930	—	—
Colombia	362,702	362,702	—	—
Germany	9,449,377	—	$9,449,377	—
South Korea	3,116,855	—	3,116,855	—
Exchange-traded funds	79,172,168	79,172,168	—	—
Rights	6,743	5,816	927	—
Warrants	5,074	5,074	—	—
Short-term investments	84,551,567	77,852,096	6,699,471	—
Total investments in securities	$1,777,378,622	$299,884,753	$1,477,493,869	—
Derivatives:
Assets
Futures	$1,593,171	$1,593,171	—	—

International Value Fund
Investments in securities:
Assets
Common stocks
Australia	$1,201,346	—	$1,201,346	—
Bermuda	2,809,761	$2,809,761	—	—
Canada	8,724,276	8,724,276	—	—
China	3,640,797	—	3,640,797	—
Denmark	2,739,805	—	2,739,805	—
Finland	3,848,043	—	3,848,043	—
France	31,765,251	—	31,765,251	—
Germany	14,364,006	—	14,364,006	—
Greece	1,662,653	—	1,662,653	—
Hong Kong	3,475,437	—	3,475,437	—
Hungary	1,929,940	—	1,929,940	—
India	1,277,597	1,277,597	—	—
Indonesia	1,739,795	—	1,739,795	—
Ireland	2,101,929	—	2,101,929	—
Italy	3,991,685	—	3,991,685	—
Japan	45,215,194	—	45,215,194	—
Macau	1,448,368	—	1,448,368	—
Netherlands	12,905,994	1,461,834	11,444,160	—
Norway	2,180,763	—	2,180,763	—
Singapore	1,127,918	—	1,127,918	—
South Korea	11,041,059	2,063,625	8,977,434	—
Spain	1,950,316	—	1,950,316	—
Sweden	2,053,332	—	2,053,332	—
Switzerland	18,637,429	—	18,637,429	—
Taiwan	1,060,350	—	1,060,350	—
United Kingdom	28,606,672	5,576,589	23,030,083	—
United States	1,878,244	1,878,244	—	—
Short-term investments	6,049,363	6,049,363	—	—
Total investments in securities	$219,427,323	$29,841,289	$189,586,034	—

Significant accounting policies, continued

	Total value at 8-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Cap Stock Fund
Investments in securities:
Assets
Common stocks
Communication services	$138,683,826	$138,683,826	—	—
Consumer discretionary	367,261,738	341,121,568	$24,729,096	$1,411,074
Consumer staples	79,727,062	79,727,062	—	—
Financials	68,348,407	68,348,407	—	—
Health care	421,083,627	399,715,423	21,368,204	—
Industrials	145,551,029	145,551,029	—	—
Information technology	475,550,591	475,550,591	—	—
Preferred securities	43,144,127	—	—	43,144,127
Exchange-traded funds	61,310,643	61,310,643	—	—
Short-term investments	71,860,759	38,560,759	33,300,000	—
Total investments in securities	$1,872,521,809	$1,748,569,308	$79,397,300	$44,555,201

Mid Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$73,948,564	$73,948,564	—	—
Consumer discretionary	36,093,502	30,100,031	$5,993,471	—
Consumer staples	115,271,651	106,676,415	8,595,236	—
Energy	164,768,704	153,912,027	10,856,677	—
Financials	219,114,142	204,086,300	15,027,842	—
Health care	218,445,273	217,077,528	1,367,745	—
Industrials	127,241,792	122,534,400	4,707,392	—
Information technology	37,552,629	37,552,629	—	—
Materials	151,715,565	126,185,785	25,529,780	—
Real estate	95,389,437	95,389,437	—	—
Utilities	61,897,121	61,897,121	—	—
Preferred securities	3,310,655	3,310,655	—	—
Corporate bonds	2,928,570	—	2,928,570	—
Short-term investments	51,488,954	51,488,954	—	—
Total investments in securities	$1,359,166,559	$1,284,159,846	$75,006,713	—

Multi-Index Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$259,553,516	$259,553,516	—	—
Unaffiliated investment companies	127,115,052	127,115,052	—	—
Short-term investments	2,738,624	2,738,624	—	—
Total investments in securities	$389,407,192	$389,407,192	—	—

Multi-Index Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$364,338,030	$364,338,030	—	—
Unaffiliated investment companies	574,243,914	574,243,914	—	—
Short-term investments	38,221,479	38,221,479	—	—
Total investments in securities	$976,803,423	$976,803,423	—	—

Significant accounting policies, continued

	Total value at 8-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$21,689,704	$21,689,704	—	—
Unaffiliated investment companies	178,497,368	178,497,368	—	—
Short-term investments	10,001,863	10,001,863	—	—
Total investments in securities	$210,188,935	$210,188,935	—	—

Multi-Index Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$473,893,226	$473,893,226	—	—
Unaffiliated investment companies	419,567,595	419,567,595	—	—
Short-term investments	30,427,476	30,427,476	—	—
Total investments in securities	$923,888,297	$923,888,297	—	—

Multi-Index Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$65,727,502	$65,727,502	—	—
Unaffiliated investment companies	192,636,232	192,636,232	—	—
Short-term investments	8,372,330	8,372,330	—	—
Total investments in securities	$266,736,064	$266,736,064	—	—

Real Estate Securities Fund
Investments in securities:
Assets
Common stocks	$301,029,417	$301,029,417	—	—
Short-term investments	3,511,002	3,511,002	—	—
Total investments in securities	$304,540,419	$304,540,419	—	—

Science & Technology Fund
Investments in securities:
Assets
Common stocks
Communication services	$62,801,171	$54,830,319	$7,970,852	—
Consumer discretionary	66,453,967	48,677,789	17,776,178	—
Health care	4,688,568	4,688,568	—	—
Industrials	804,195	804,195	—	—
Information technology	206,101,957	194,516,266	11,585,691	—
Real estate	181,649	181,649	—	—
Preferred securities	1,919,532	—	—	$1,919,532
Exchange-traded funds	523,551	523,551	—	—
Term loans	337,600	—	337,600	—
Short-term investments	29,715,846	22,991,846	6,724,000	—
Total investments in securities	$373,528,036	$327,214,183	$44,394,321	$1,919,532

Significant accounting policies, continued

	Total value at 8-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Communication services	$711,752,678	$546,792,195	$164,960,483	—
Consumer discretionary	1,155,783,728	904,901,583	250,882,145	—
Consumer staples	485,000,089	248,146,249	236,853,840	—
Energy	170,314,868	96,322,779	73,992,089	—
Financials	858,029,767	463,036,262	394,992,935	$570
Health care	703,084,395	424,833,020	278,211,644	39,731
Industrials	874,910,030	571,133,079	303,776,951	—
Information technology	1,642,549,474	1,362,532,952	280,016,522	—
Materials	317,972,542	138,807,929	179,164,613	—
Real estate	187,596,497	115,617,356	71,979,141	—
Utilities	175,599,533	83,336,457	92,231,562	31,514
Preferred securities
Communication services	457,172	457,172	—	—
Consumer discretionary	9,254,328	519,088	8,735,240	—
Consumer staples	3,838,168	212,263	3,625,905	—
Energy	2,228,489	2,228,489	—	—
Financials	5,868,016	5,868,016	—	—
Health care	2,834,880	—	2,834,880	—
Information technology	3,949,910	—	3,949,910	—
Materials	2,439,781	1,533,104	906,677	—
Utilities	544,511	544,511	—	—
Exchange-traded funds	125,140,106	125,140,106	—	—
Rights	39,676	38,197	1,479	—
Warrants	70,899	70,899	—	—
Short-term investments	237,796,652	144,125,146	93,671,506	—
Total investments in securities	$7,677,056,189	$5,236,196,852	$2,440,787,522	$71,815
Derivatives:
Assets
Futures	$15,406,058	$15,406,058	—	—
Forward foreign currency contracts	373,454	—	$373,454	—
Liabilities
Forward foreign currency contracts	(1,285,754)	—	(1,285,754)	—

U.S. Sector Rotation Fund
Investments in securities:
Assets
Common stocks
Communication services	$161,347,095	$161,347,095	—	—
Consumer discretionary	222,604,386	222,597,962	$6,424	—
Consumer staples	65,489,052	65,489,052	—	—
Energy	23,046,696	23,046,696	—	—
Financials	104,058,062	104,057,827	—	$235
Health care	99,987,492	99,987,492	—	—
Industrials	138,862,786	138,862,786	—	—
Information technology	389,976,625	389,976,625	—	—
Materials	26,182,522	26,182,522	—	—
Real estate	16,866,618	16,866,618	—	—
Utilities	16,022,678	16,022,678	—	—
Rights	10,464	10,464	—	—
Warrants	20,264	20,264	—	—

Significant accounting policies, continued

	Total value at 8-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. Sector Rotation Fund (continued)
Short-term investments	$27,791,626	$947,987	$26,843,639	—
Total investments in securities	$1,292,266,366	$1,265,416,068	$26,850,063	$235
Derivatives:
Assets
Futures	$2,200,716	$2,200,716	—	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2.
Mid Cap Stock Fund	Common stocks	Preferred securities	Total
Balance as of 8-31-19	$7,241,730	$56,410,566	$63,652,296
Realized gain (loss)	(27,360)	1,289,303	1,261,943
Change in unrealized appreciation (depreciation)	(2,057,262)	(9,959,737)	(12,016,999)
Purchases	—	—	—
Sales	(79,341)	(4,596,005)	(4,675,346)
Transfers into Level 3	—	—	—
Transfers out of Level 3	(3,666,693)	—	(3,666,693)
Balance as of 8-31-20	$1,411,074	$43,144,127	$44,555,201
Change in unrealized at period end[1]	$449,864	$(9,959,737)	$(9,509,873)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statements of operations.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the funds' Level 3 securities are outlined in the table below:
Mid Cap Stock Fund	Fair Value at period end	Valuation technique	Significant unobservable inputs	Input/Range*
Common Stocks	$ 1,411,074	Transactions Indicative of Value	Prior/recent transactions	$24.53
	$ 1,411,074

Preferred Securities	$ 2,730,808	Transactions Indicative of Value and Option Model	Adjusted prior/recent transactions Probability of default OPM - Volatility Discount	$12.52 30% 40% 10%
	$ 22,919,964	Market Comparable	EV to revenue multiple Discount	1.81x - 1.98x (weighted average 1.88x) 17.5%
	$ 3,150,931	Transactions Indicative of Value	Prior/recent transactions	$24.53
	$ 5,724,709	Transactions Indicative of Value	Expected transaction value Discount	11.61 15%
	$ 8,532,953	Market Comparable	EV to revenue multiple Discount OPM - Volatility	3.87x - 6.67x (weighted average 4.89x) 25% 30% - 40% (weighted average 33.6%)
	$ 84,762	Recovery Value	Expected future value Discount	0.355 55%
	$ 43,144,127

Total	$44,555,201
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the funds' Level 3 securities as of August 31, 2020, could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Adjusted prior/recent transactions or prior/recent transactions	Increase	Decrease

Significant accounting policies, continued

Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount	Decrease	Increase
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Expected transaction value or expected future value	Increase	Decrease
Options Pricing Method (OPM) - Volatility	Variable	Variable
Probability of default	Decrease	Increase
Repurchase agreements. The funds may enter into repurchase agreements. When the funds enter into a repurchase agreement, they receive collateral that is held in a segregated account by the funds' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the funds. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Income and capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds will invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at August 31, 2020:
Fund	Market value of securities on loan	Cash collateral received
Capital Appreciation Fund	$39,247,272	$40,050,961
Capital Appreciation Value Fund	67,128	68,520
International Strategic Equity Allocation Fund	74,889,939	77,807,287
International Value Fund	134,915	138,875
Mid Cap Stock Fund	37,675,546	38,445,718
Mid Value Fund	37,908,063	37,744,070
Multi-Index Lifestyle Aggressive Portfolio	2,597,109	2,649,310
Multi-Index Lifestyle Balanced Portfolio	37,481,461	38,325,630
Multi-Index Lifestyle Conservative Portfolio	9,301,188	9,564,750
Multi-Index Lifestyle Growth Portfolio	29,209,048	29,944,047
Multi-Index Lifestyle Moderate Portfolio	7,622,138	7,829,550
Real Estate Securities Fund	1,042,977	1,081,100
Science & Technology Fund	7,227,889	7,378,189

Significant accounting policies, continued

Fund	Market value of securities on loan	Cash collateral received
Strategic Equity Allocation Fund	$146,636,621	$144,000,634
U.S. Sector Rotation Fund	923,097	944,982
In addition, non-cash collateral of approximately $1,014,918, $154,091 and $9,644,994 in the form of U.S. Treasuries was pledged to Mid Value Fund, Multi-Index Lifestyle Balanced Portfolio and Strategic Equity Allocation Fund, respectively. This non-cash collateral is not reflected in the funds' net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds' custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. Effective June 25, 2020, the funds and other affiliated funds, excluding Real Estate Securities Fund, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset based allocations and amortized over 365 days. Prior to June 25, 2020, the funds and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit.
Real Estate Securities Fund and other affiliated funds have entered into a separate unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, Real Estate Securities Fund can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the year ended August 31, 2020, the funds had no borrowings under the line of credit.
Commitment fees for the year ended August 31, 2020 were as follows:
Fund	Commitment fee
Capital Appreciation Fund	$7,761
Capital Appreciation Value Fund	6,690
Health Sciences Fund	3,549
International Strategic Equity Allocation Fund	7,267
International Value Fund	3,218
Mid Cap Stock Fund	7,702
Mid Value Fund	5,978
Multi-Index Lifestyle Aggressive Portfolio	3,569
Multi-Index Lifestyle Balanced Portfolio	5,166
Multi-Index Lifestyle Conservative Portfolio	3,109
Multi-Index Lifestyle Growth Portfolio	4,976
Multi-Index Lifestyle Moderate Portfolio	3,311
Real Estate Securities Fund	7,772
Science & Technology Fund	3,410
Strategic Equity Allocation Fund	23,319
U.S. Sector Rotation Fund	6,127
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Significant accounting policies, continued

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2020, certain funds have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2020:
	No Expiration Date
Fund	Short Term	Long Term
International Strategic Equity Allocation Fund	$62,084,083	$36,686,610
As of August 31, 2020, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on August 31, 2020, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Capital Appreciation Fund	$748,131,687	$1,495,459,444	$(269,796)	$1,495,189,648
Capital Appreciation Value Fund	1,250,472,312	224,156,414	(29,354,625)	194,801,789
Health Sciences Fund	317,088,977	117,654,186	(5,325,683)	112,328,503
International Strategic Equity Allocation Fund	1,679,532,904	205,611,766	(106,172,877)	99,438,889
International Value Fund	213,340,791	19,200,924	(13,114,392)	6,086,532
Mid Cap Stock Fund	1,232,016,183	666,277,358	(25,771,732)	640,505,626
Mid Value Fund	1,211,599,667	234,787,644	(87,220,752)	147,566,892
Multi-Index Lifestyle Aggressive Portfolio	376,738,521	15,551,874	(2,883,203)	12,668,671
Multi-Index Lifestyle Balanced Portfolio	929,078,022	53,951,652	(6,226,251)	47,725,401
Multi-Index Lifestyle Conservative Portfolio	200,880,557	10,260,304	(951,926)	9,308,378
Multi-Index Lifestyle Growth Portfolio	885,448,722	44,633,737	(6,194,162)	38,439,575
Multi-Index Lifestyle Moderate Portfolio	255,515,793	12,788,548	(1,568,277)	11,220,271
Real Estate Securities Fund	255,718,660	51,957,823	(3,136,064)	48,821,759
Science & Technology Fund	270,042,926	104,937,609	(1,452,499)	103,485,110
Strategic Equity Allocation Fund	6,857,518,290	1,098,555,254	(264,523,597)	834,031,657
U.S. Sector Rotation Fund	1,122,862,678	187,397,772	(15,793,368)	171,604,404
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio and Multi-Index Lifestyle Moderate Portfolio generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.
The tax character of distributions for the year ended August 31, 2020 was as follows:
Fund	Ordinary Income	Long Term Capital Gains	Total
Capital Appreciation Fund	$178,388	$174,635,781	$174,814,169
Capital Appreciation Value Fund	25,746,373	138,158,592	163,904,965
Health Sciences Fund	—	10,491,735	10,491,735
International Strategic Equity Allocation Fund	48,976,734	—	48,976,734
International Value Fund	7,190,844	11,678,855	18,869,699
Mid Cap Stock Fund	—	191,109,164	191,109,164
Mid Value Fund	20,551,466	14,266,431	34,817,897
Multi-Index Lifestyle Aggressive Portfolio	6,590,524	25,899,035	32,489,559
Multi-Index Lifestyle Balanced Portfolio	20,671,800	38,666,044	59,337,844
Multi-Index Lifestyle Conservative Portfolio	4,728,563	2,546,873	7,275,436
Multi-Index Lifestyle Growth Portfolio	18,647,355	47,984,752	66,632,107
Multi-Index Lifestyle Moderate Portfolio	6,352,822	7,684,156	14,036,978
Real Estate Securities Fund	18,539,980	15,686,650	34,226,630
Science & Technology Fund	—	25,176,071	25,176,071
Strategic Equity Allocation Fund	162,822,804	80,772,608	243,595,412
U.S. Sector Rotation Fund	23,166,684	104,676,601	127,843,285
The tax character of distributions for the year ended August 31, 2019 was as follows:
Fund	Ordinary Income	Long Term Capital Gains	Total
Capital Appreciation Fund	$11,919,725	$266,399,114	$278,318,839

Significant accounting policies, continued

Fund	Ordinary Income	Long Term Capital Gains	Total
Capital Appreciation Value Fund	$44,516,205	$154,034,999	$198,551,204
Health Sciences Fund	—	16,432,088	16,432,088
International Strategic Equity Allocation Fund	41,415,757	219,377,906	260,793,663
International Value Fund	22,303,785	—	22,303,785
Mid Cap Stock Fund	59,418,099	190,763,127	250,181,226
Mid Value Fund	31,551,690	69,984,197	101,535,887
Multi-Index Lifestyle Aggressive Portfolio	6,082,583	25,662,777	31,745,360
Multi-Index Lifestyle Balanced Portfolio	21,518,874	40,728,656	62,247,530
Multi-Index Lifestyle Conservative Portfolio	4,490,140	2,267,013	6,757,153
Multi-Index Lifestyle Growth Portfolio	16,222,008	47,819,055	64,041,063
Multi-Index Lifestyle Moderate Portfolio	6,532,885	7,149,845	13,682,730
Real Estate Securities Fund	8,152,614	8,275,788	16,428,402
Science & Technology Fund	15,409,629	62,190,134	77,599,763
Strategic Equity Allocation Fund	165,817,425	872,920,101	1,038,737,526
U.S. Sector Rotation Fund	48,217,685	299,312,398	347,530,083
Distributions paid by the funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2020, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Post-October Deferral
Capital Appreciation Fund	$21,756,663	$257,019,222	—
Capital Appreciation Value Fund	31,533,015	188,879,133	—
Health Sciences Fund	350,043	17,146,049	—
International Strategic Equity Allocation Fund	22,503,825	—	—
International Value Fund	2,044,844	5,275,794	—
Mid Cap Stock Fund	144,469,886	167,395,149	—
Mid Value Fund	9,155,563	22,695,971	—
Multi-Index Lifestyle Aggressive Portfolio	451,306	7,926,874	—
Multi-Index Lifestyle Balanced Portfolio	2,337,779	18,718,887	—
Multi-Index Lifestyle Conservative Portfolio	660,501	2,549,455	—
Multi-Index Lifestyle Growth Portfolio	4,203,779	18,013,762	—
Multi-Index Lifestyle Moderate Portfolio	731,545	5,149,860	—
Real Estate Securities Fund	1,961,635	—	$8,395,466
Science & Technology Fund	7,217,236	40,101,082	—
Strategic Equity Allocation Fund	78,231,037	235,322,442	—
U.S. Sector Rotation Fund	12,972,677	75,207,063	—
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds' financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, investments in passive foreign investment companies, wash sale loss deferrals, characterization of distributions, derivative transactions and amortization and accretion on debt securities.
3.  Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

Derivative instruments, continued

As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the funds, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the funds and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the funds, if any, for OTC transactions is held in a segregated account at the funds' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The funds' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a fund is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Portfolio of investments. Subsequent payments, referred to as variation margin, are made or received by a fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the year ended August 31, 2020. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
International Strategic Equity Allocation Fund	To manage against changes in foreign currency exchange rates, manage against change in certain securities markets and gain exposure to certain securities markets.	$20.0 million to $96.5 million
Strategic Equity Allocation Fund	To manage against changes in foreign currency exchange rates, manage against change in certain securities markets and gain exposure to certain securities markets.	$148.0 million to $251.7 million
U.S. Sector Rotation Fund	To gain exposure to certain securities markets and to manage against changes in certain securities markets.	$26.9 million to $41.7 million
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the funds thereby reducing the funds' total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
The following table details how the funds used forward foreign currency contracts during the year ended August 31, 2020. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Strategic Equity Allocation Fund	To manage against anticipated changes in currency exchange rates.	up to $93.6 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the funds' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the funds' exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When a fund purchases an option, the premium paid is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, a fund realizes a loss equal to the cost of the option. If a fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by a fund.

Derivative instruments, continued

The following table details how the funds used written options contracts during the year ended August 31, 2020. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	Market value range
Capital Appreciation Value Fund	To manage against changes in certain securities markets and to generate potential income from options premiums.	$3.3 million to $18.2 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the funds at August 31, 2020 by risk category:
Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Capital Appreciation Value Fund	Equity	Written options, at value	Written options	—	$(18,161,003)
				—	$(18,161,003)
International Strategic Equity Allocation Fund	Currency	Receivable/payable for futures variation margin	Futures [1]	$27,408	—
	Equity	Receivable/payable for futures variation margin	Futures [1]	1,565,763	—
				$1,593,171	—
Strategic Equity Allocation Fund	Currency	Receivable/payable for futures variation margin	Futures [1]	$45,345	—
	Equity	Receivable/payable for futures variation margin	Futures [1]	15,360,713	—
	Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	373,454	$(1,285,754)
				$15,779,512	$(1,285,754)
U.S. Sector Rotation Fund	Equity	Receivable/payable for futures variation margin	Futures [1]	$2,200,716	—
				$2,200,716	—

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in the Portfolio of investments. Only the year end variation margin is separately disclosed on the Statements of assets and liabilities.
For financial reporting purposes, the funds do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2020:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts	Forward foreign currency contracts	Written options	Total
Capital Appreciation Value Fund	Equity	—	—	$5,716,897	$5,716,897
	Total	—	—	$5,716,897	$5,716,897
International Strategic Equity Allocation Fund	Currency	$(557,863)	—	—	$(557,863)
	Equity	7,009,562	—	—	7,009,562
	Total	$6,451,699	—	—	$6,451,699
Strategic Equity Allocation Fund	Currency	—	$(458,974)	—	$(458,974)
	Equity	$1,709,101	—	—	1,709,101
	Total	$1,709,101	$(458,974)	—	$1,250,127
U.S. Sector Rotation Fund	Equity	$1,620,080	—	—	$1,620,080
	Total	$1,620,080	—	—	$1,620,080
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2020:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts	Forward foreign currency contracts	Written options	Total
Capital Appreciation Value Fund	Equity	—	—	$(487,053)	$(487,053)
	Total	—	—	$(487,053)	$(487,053)
International Strategic Equity Allocation Fund	Currency	$28,776	—	—	$28,776
	Equity	1,949,619	—	—	1,949,619
	Total	$1,978,395	—	—	$1,978,395

Derivative instruments, continued

		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts	Forward foreign currency contracts	Written options	Total
Strategic Equity Allocation Fund	Currency	$62,282	$(912,300)	—	$(850,018)
	Equity	18,209,526	—	—	18,209,526
	Total	$18,271,808	$(912,300)	—	$17,359,508
U.S. Sector Rotation Fund	Equity	$3,290,456	—	—	$3,290,456
	Total	$3,290,456	—	—	$3,290,456
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the funds. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The funds have an investment management agreement with the Advisor under which the funds pay a monthly management fee to the Advisor equivalent on an annual basis as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
•  Capital Appreciation Fund — a) 0.800% of the first $500 million of aggregate net assets; b) 0.700% of the next $500 million of aggregate net assets; and c) 0.670% of the excess over $1 billion of aggegate net assets.
•  Capital Appreciation Value Fund — If net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets; and b) 0.850% of the excess over $250 million of aggregate net assets. If net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets; and b) 0.800% of the excess over $1 billion of aggregate net assets. If net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets; and b) 0.800% of the excess over $500 million of aggregate net assets. If net assets equal or exceed $3 billion, then the management fee to be paid is 0.800% of aggregate net assets.
•  Health Sciences Fund — a) 1.050% of the first $500 million of aggregate net assets; and b) 1.000% of the next $250 million of aggregate net assets; and c) 0.950% of excess over $750 million of aggregate net assets. When aggregate net assets exceed $750 million, the management fee is 0.950% of aggregate net assets.
•  International Strategic Equity Allocation Fund, Strategic Equity Allocation Fund and U.S. Sector Rotation Fund — Aggregate net assets include these three funds and JHVIT Strategic Equity Allocation. The management fee paid is as follows: a) 0.675% of the first $2.5 billion of aggregate net assets; and b) 0.650% of the next $5 billion of aggregate net assets; and c) 0.625% of the next $2.5 billion of aggregate net assets; and d) 0.600% of the next $5 billion of aggregate net assets; e) 0.595% of the next $10 billion of aggregate net assets; and f) 0.590% of the excess over $25 billion of aggregate net assets.
•  International Value Fund — Aggregate net assets are the aggregate net assets of the fund, JHVIT Disciplined Value International Trust (formerly JHVIT International Value Trust), Disciplined Value International Fund, a series of John Hancock Investment Trust, and Manulife Global Disciplined Value (Ex-U.S.) Fund, a sub-fund of Manulife Investment Management I, PLC. If aggregate net assets are less than $300 million, then the management fee rate is 0.825% of all aggregate net assets. If aggregate net assets equal or exceed $300 million but are less than $2.5 billion, then the management fee rate is 0.775% of all aggregate net assets. If aggregate net assets exceed $2.5 billion, then the following fee schedule shall apply: a) 0.775% of the first $2.5 billion of aggregate net assets; and b) 0.750% of the next $500 million of aggregate net assets; and c) 0.725% of the excess over $3 billion of aggregate net assets. Prior to February 12, 2020, aggregate net assets were the aggregate net assets of the fund, JHVIT Disciplined Value International Trust, JHVIT Global Trust and JHVIT Mutual Shares Trust. The management fee paid was as follows: a) 0.950% of the first $150 million of aggregate net assets; b) 0.850% of the next $150 million of aggregate net assets; and c) 0.800% of the excess over $300 million of aggregate net assets. When aggregate net assets exceeded $300 million, then the management fee rate was 0.800% of aggregate net assets.
•  Mid Cap Stock Fund — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of the next $300 million of aggregate net assets; and c) 0.825% of the excess over $500 million of aggregate net assets.
•  Mid Value Fund — a) 1.050% of the first $20 million of aggregate net assets; b) 0.950% of the next $30 million of aggregate net assets; and c) 0.950% of the excess over $50 million of aggregate net assets. When aggregate net assets exceed $50 million, then the management fee rate is 0.950% of aggregate net assets.
•  Multi-Index Lifestyle Portfolios — The management fee has two components: (a) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (b) a fee on assets invested in investments other than a fund of JHF II or JHF III (other assets). Aggregate net assets include assets of the portfolios, JHVIT Lifestyle Portfolios and Managed Volatility Portfolios, and JHF II Multimanager Lifestyle Portfolios. The fee on assets invested in a fund of JHF II or JHF III is equivalent to the sum of: a) 0.050% for the first $7.5 billion of aggregate net assets; and b) 0.040% of the excess over $7.5 billion of aggregate net assets. The fee on other assets is equivalent to the sum of: a) 0.500% of the first $7.5 billion of aggregate net assets and b) 0.490% of the excess over $7.5 billion of aggregate net assets.
•  Real Estate Securities Fund — 0.700% of aggregate net assets.

Fees and transactions with affiliates, continued

•   Science & Technology Fund — a) 1.050% of the first $500 million of aggregate net assets; and (b) 1.000% of the excess over $500 million of aggregate net assets.
The organizations described below act as the subadvisors to the Trust and its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following managers:
Fund	Subadvisor(s)
Science & Technology Fund	Allianz Global Investors U.S. LLC; T. Rowe Price Associates, Inc.
International Value Fund	Boston Partners Global Investors, Inc.[1]
Real Estate Securities Fund	DWS Investment Management Americas, Inc. and RREEF America LLC
Capital Appreciation Fund	Jennison Associates LLC
International Strategic Equity Allocation Fund
Multi-Index Lifestyle Aggressive Portfolio
Multi-Index Lifestyle Balanced Portfolio
Multi-Index Lifestyle Conservative Portfolio
Multi-Index Lifestyle Growth Portfolio
Multi-Index Lifestyle Moderate Portfolio
Strategic Equity Allocation Fund
U.S. Sector Rotation Fund	Manulife Investment Management (US) LLC[2]
Capital Appreciation Value Fund Health Sciences Fund Mid Value Fund	T. Rowe Price Associates, Inc.
Mid Cap Stock Fund	Wellington Management Company LLP
1  Effective February 12, 2020, Templeton Investment Counsel, LLC was replaced by Boston Partners Global Investors, Inc. as the portfolio's subadvisor.
2  An affiliate of the Advisor.
The funds are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor has voluntarily agreed to waive a portion of its management fee if certain expenses of the respective funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, management fees, class specific expenses, acquired fund fees and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
Fund	Expense limitation as a percentage of average net assets
Capital Appreciation Fund	0.20%
Capital Appreciation Value Fund	0.20%
Health Sciences Fund	0.20%
International Strategic Equity Allocation Fund	0.25%
International Value Fund	0.25%
Mid Cap Stock Fund	0.20%
Fund	Expense limitation as a percentage of average net assets
Mid Value Fund	0.20%
Real Estate Securities Fund	0.20%
Science & Technology Fund	0.20%
Strategic Equity Allocation Fund	0.20%
U.S. Sector Rotation Fund	0.20%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive its management fee on International Value Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of each Multi-Index Lifestyle Portfolio in an amount equal to the amount by which the expenses of the portfolio exceed 0.05% of the average net assets, excluding taxes, brokerage commissions, interest expense, litigation and indemniﬁcation expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, acquired fund fees, short dividend expense, management fees, and class speciﬁc expenses. This expense limitation shall continue in effect until December 31, 2020, unless renewed by mutual agreement of the portfolios and the Advisor.
The Advisor has voluntarily agreed to waive its management fee on International Strategic Equity Allocation Fund, Strategic Equity Allocation Fund and U.S. Sector Rotation Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the funds’ average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the Trust.
The Advisor has voluntarily agreed to waive a portion of its management fees for the funds subadvised by T. Rowe Price Associates, Inc. which include Capital Appreciation Value Fund, Health Sciences Fund, Mid Value Fund, and Science & Technology Fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary expense reimbursement may terminate at any time.
Effective August 1, 2020, the Advisor has voluntarily agreed to waive its management fee on Science & Technology Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the funds’ average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the Trust.

Fees and transactions with affiliates, continued

The Advisor has voluntarily agreed to waive its advisory fee for each Multi-Index Lifestyle Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments after payment of subadvisory fees does not exceed 0.50% of the funds’ first $7.5 billion of average annual net assets and 0.49% of the funds’ average annual net assets in excess of $7.5 billion. The advisor may terminate this voluntary waiver at any time upon notice to the funds.
For the year ended August 31, 2020, the expense reductions described above amounted to the following:
Expense Reimbursement by Class
Fund	Class R6	Class 1	Class NAV	Total
Capital Appreciation Fund	—	$42,094	$84,244	$126,338
Capital Appreciation Value Fund	—	—	588,165	588,165
Health Sciences Fund	—	—	192,712	192,712
International Strategic Equity Allocation Fund	—	—	2,168,728	2,168,728
International Value Fund	—	7,612	8,747	16,359
Mid Cap Stock Fund	—	31,025	82,467	113,492
Mid Value Fund	—	—	625,681	625,681
Multi-Index Lifestyle Aggressive Portfolio	$259	12,757	—	13,016
Multi-Index Lifestyle Conservative Portfolio	305	56,892	—	57,197
Multi-Index Lifestyle Moderate Portfolio	180	36,648	—	36,828
Real Estate Securities Fund	—	26,416	—	26,416
Science & Technology Fund	—	—	130,478	130,478
Strategic Equity Allocation Fund	—	—	9,528,290	9,528,290
U.S. Sector Rotation Fund	—	—	1,634,950	1,634,950
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2020, were equivalent to a net annual effective rate of the funds' average daily net assets as follows:
Fund	Net Annual Effective Rate
Capital Appreciation Fund	0.70%
Capital Appreciation Value Fund	0.78%
Health Sciences Fund	0.98%
International Strategic Equity Allocation Fund	0.49%
International Value Fund	0.78%
Mid Cap Stock Fund	0.83%
Mid Value Fund	0.90%
Multi-Index Lifestyle Aggressive Portfolio	0.19%
Fund	Net Annual Effective Rate
Multi-Index Lifestyle Balanced Portfolio	0.32%
Multi-Index Lifestyle Conservative Portfolio	0.41%
Multi-Index Lifestyle Growth Portfolio	0.26%
Multi-Index Lifestyle Moderate Portfolio	0.36%
Real Estate Securities Fund	0.69%
Science & Technology Fund	0.98%
Strategic Equity Allocation Fund	0.49%
U.S. Sector Rotation Fund	0.49%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2020, amounted to an annual rate of 0.02% of the funds' average daily net assets.
Distribution and service plans. The funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the funds. The funds may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the funds' shares:
Class	Rule 12b-1 Fee
Class 1	0.05%
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses.Class level expenses for the year ended August 31, 2020 were as follows:
Fund	Class	Distribution and service fees	Transfer agent fees
Capital Appreciation Fund	Class 1	$296,023	—
	Total	$296,023	—
International Value Fund	Class 1	$53,182	—
	Total	$53,182	—

Fees and transactions with affiliates, continued

Fund	Class	Distribution and service fees	Transfer agent fees
Mid Cap Stock Fund	Class 1	$217,926	—
	Total	$217,926	—
Multi-Index Lifestyle Aggressive Portfolio	Class R6	—	$745
	Class 1	$172,076	—
	Total	$172,076	$745
Multi-Index Lifestyle Balanced Portfolio	Class R6	—	$857
	Class 1	$445,814	—
	Total	$445,814	$857
Multi-Index Lifestyle Conservative Portfolio	Class R6	—	$105
	Class 1	$91,787	—
	Total	$91,787	$105
Multi-Index Lifestyle Growth Portfolio	Class R6	—	$884
	Class 1	$416,193	—
	Total	$416,193	$884
Multi-Index Lifestyle Moderate Portfolio	Class R6	—	$160
	Class 1	$127,162	—
	Total	$127,162	$160
Real Estate Securities Fund	Class 1	$184,466	—
	Total	$184,466	—
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The funds' activity in this program during the period for which loans were outstanding was as follows:
Fund	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Capital Appreciation Fund	Borrower	$13,643,817	6	1.300%	$(2,955)
International Strategic Equity Allocation Fund	Borrower	3,100,000	1	1.545%	(133)
Multi-Index Lifestyle Balanced Portfolio	Borrower	10,250,000	2	1.567%	(893)
Multi-Index Lifestyle Growth Portfolio	Borrower	3,150,000	2	1.567%	(274)
Capital Appreciation Fund	Lender	5,483,333	6	1.317%	1,204
Capital Appreciation Value Fund	Lender	21,983,742	8	0.870%	4,249
Health Sciences Fund	Lender	3,025,833	4	1.070%	360
Mid Cap Stock Fund	Lender	22,134,620	4	0.802%	1,972
Mid Value Fund	Lender	4,215,978	8	0.821%	769
Science & Technology Fund	Lender	6,177,711	4	1.029%	706
Strategic Equity Allocation Fund	Lender	7,800,000	2	0.805%	349
6.  Fund share transactions
Transactions in funds' shares for the years ended August 31, 2020 and 2019 were as follows:
Capital Appreciation Fund	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	2,789,335	$50,640,671	659,621	$10,868,208
Distributions reinvested	3,644,168	56,812,578	7,430,664	94,592,357
Repurchased	(8,528,160)	(134,517,859)	(7,372,687)	(113,680,615)
Net increase (decrease)	(2,094,657)	$(27,064,610)	717,598	$(8,220,050)
Class NAV shares
Sold	4,999,054	$80,082,988	19,030,365	$325,951,570
Distributions reinvested	7,540,038	118,001,591	14,387,352	183,726,482
Repurchased	(26,447,455)	(473,357,228)	(19,909,514)	(312,935,068)
Net increase (decrease)	(13,908,363)	$(275,272,649)	13,508,203	$196,742,984
Total net increase (decrease)	(16,003,020)	$(302,337,259)	14,225,801	$188,522,934

Fund share transactions, continued

Capital Appreciation Value Fund	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	2,451,623	$26,674,762	3,528,204	$40,074,942
Distributions reinvested	14,779,528	163,904,965	20,157,483	198,551,204
Repurchased	(33,016,784)	(373,991,287)	(32,434,022)	(370,531,422)
Net decrease	(15,785,633)	$(183,411,560)	(8,748,335)	$(131,905,276)
Total net decrease	(15,785,633)	$(183,411,560)	(8,748,335)	$(131,905,276)
Health Sciences Fund	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	25,414,746	$117,089,257	7,679,171	$34,013,118
Distributions reinvested	2,106,774	10,491,735	4,191,859	16,432,088
Repurchased	(11,107,953)	(54,424,464)	(12,486,593)	(58,547,007)
Net increase (decrease)	16,413,567	$73,156,528	(615,563)	$(8,101,801)
Total net increase (decrease)	16,413,567	$73,156,528	(615,563)	$(8,101,801)
International Strategic Equity Allocation Fund	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	10,655,190	$92,421,757	6,614,176	$63,373,855
Distributions reinvested	5,043,948	48,976,734	31,573,083	260,793,663
Repurchased	(17,456,302)	(163,434,136)	(20,499,255)	(190,900,557)
Net increase (decrease)	(1,757,164)	$(22,035,645)	17,688,004	$133,266,961
Total net increase (decrease)	(1,757,164)	$(22,035,645)	17,688,004	$133,266,961
International Value Fund	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	185,344	$2,418,431	337,642	$5,136,956
Distributions reinvested	611,449	9,006,651	228,757	3,239,198
Repurchased	(2,659,012)	(36,542,567)	(1,879,815)	(28,355,098)
Net decrease	(1,862,219)	$(25,117,485)	(1,313,416)	$(19,978,944)
Class NAV shares
Sold	1,648,143	$20,021,637	1,577,002	$23,694,626
Distributions reinvested	671,870	9,863,048	1,351,140	19,064,587
Repurchased	(1,183,751)	(15,959,510)	(51,781,258)	(797,737,354)
Net increase (decrease)	1,136,262	$13,925,175	(48,853,116)	$(754,978,141)
Total net decrease	(725,957)	$(11,192,310)	(50,166,532)	$(774,957,085)
Mid Cap Stock Fund	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,627,719	$37,366,386	1,590,063	$35,169,709
Distributions reinvested	2,537,043	51,552,722	3,855,829	64,739,364
Repurchased	(4,142,181)	(87,074,848)	(2,970,307)	(63,445,438)
Net increase	22,581	$1,844,260	2,475,585	$36,463,635
Class NAV shares
Sold	4,541,586	$91,200,433	2,064,538	$44,825,098
Issued in reorganization (Note )	—	—	1,098,683	24,403,159
Distributions reinvested	6,771,298	139,556,442	10,914,765	185,441,862
Repurchased	(16,538,736)	(391,437,265)	(11,002,507)	(232,587,884)
Net increase (decrease)	(5,225,852)	$(160,680,390)	3,075,479	$22,082,235
Total net increase (decrease)	(5,203,271)	$(158,836,130)	5,551,064	$58,545,870
Mid Value Fund	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	12,211,063	$151,259,098	5,731,177	$83,364,648
Distributions reinvested	2,274,193	34,817,897	7,628,541	101,535,887
Repurchased	(12,044,058)	(180,875,357)	(11,401,030)	(168,126,474)
Net increase	2,441,198	$5,201,638	1,958,688	$16,774,061
Total net increase	2,441,198	$5,201,638	1,958,688	$16,774,061

Fund share transactions, continued

Multi-Index Lifestyle Aggressive Portfolio	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	378,043	$4,475,585	43,277	$498,740
Distributions reinvested	32,522	380,187	32,448	326,422
Repurchased	(70,663)	(691,740)	(55,542)	(658,450)
Net increase	339,902	$4,164,032	20,183	$166,712
Class 1 shares
Sold	4,728,827	$52,459,355	4,377,332	$50,813,098
Distributions reinvested	2,746,738	32,109,372	3,123,155	31,418,938
Repurchased	(4,767,458)	(53,821,879)	(3,140,442)	(36,503,605)
Net increase	2,708,107	$30,746,848	4,360,045	$45,728,431
Total net increase	3,048,009	$34,910,880	4,380,228	$45,895,143
Multi-Index Lifestyle Balanced Portfolio	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	166,963	$1,875,279	46,205	$516,028
Distributions reinvested	36,411	408,113	34,982	356,263
Repurchased	(100,993)	(1,072,533)	(4,540)	(48,691)
Net increase	102,381	$1,210,859	76,647	$823,600
Class 1 shares
Sold	9,575,689	$104,881,845	10,600,350	$117,247,628
Distributions reinvested	5,253,097	58,929,731	6,086,235	61,891,267
Repurchased	(14,132,815)	(155,674,114)	(10,887,677)	(120,591,223)
Net increase	695,971	$8,137,462	5,798,908	$58,547,672
Total net increase	798,352	$9,348,321	5,875,555	$59,371,272
Multi-Index Lifestyle Conservative Portfolio	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	169,318	$1,828,060	25,147	$259,880
Distributions reinvested	1,396	14,772	172	1,828
Repurchased	(14,685)	(152,469)	(2,983)	(31,908)
Net increase	156,029	$1,690,363	22,336	$229,800
Class 1 shares
Sold	4,450,921	$47,947,739	3,245,428	$33,943,916
Distributions reinvested	678,231	7,258,629	667,118	6,753,201
Repurchased	(4,348,981)	(46,201,191)	(1,729,603)	(17,946,888)
Net increase	780,171	$9,005,177	2,182,943	$22,750,229
Total net increase	936,200	$10,695,540	2,205,279	$22,980,029
Multi-Index Lifestyle Growth Portfolio	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	110,049	$1,267,418	73,347	$842,497
Distributions reinvested	43,385	503,695	43,199	438,039
Repurchased	(37,797)	(419,806)	(16,426)	(184,667)
Net increase	115,637	$1,351,307	100,120	$1,095,869
Class 1 shares
Sold	9,042,830	$101,427,034	10,941,267	$125,625,346
Distributions reinvested	5,705,644	66,128,412	6,284,884	63,603,024
Repurchased	(11,850,974)	(133,584,486)	(6,158,025)	(70,252,558)
Net increase	2,897,500	$33,970,960	11,068,126	$118,975,812
Total net increase	3,013,137	$35,322,267	11,168,246	$120,071,681
Multi-Index Lifestyle Moderate Portfolio	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	18,265	$201,287	11,120	$119,556
Distributions reinvested	5,584	61,085	5,247	53,451
Repurchased	(10,722)	(121,003)	(317)	(3,423)
Net increase	13,127	$141,369	16,050	$169,584

Fund share transactions, continued

Multi-Index Lifestyle Moderate Portfolio , Cont'd	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	3,762,025	$40,994,351	3,959,082	$42,560,307
Distributions reinvested	1,275,548	13,975,893	1,339,142	13,629,279
Repurchased	(6,134,119)	(66,711,513)	(3,132,869)	(33,529,732)
Net increase (decrease)	(1,096,546)	$(11,741,269)	2,165,355	$22,659,854
Total net increase (decrease)	(1,083,419)	$(11,599,900)	2,181,405	$22,829,438
Real Estate Securities Fund	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,617,849	$23,208,581	1,334,399	$17,975,699
Distributions reinvested	2,571,497	34,226,630	1,419,914	16,428,402
Repurchased	(8,749,714)	(110,708,306)	(5,419,890)	(69,311,460)
Net decrease	(4,560,368)	$(53,273,095)	(2,665,577)	$(34,907,359)
Total net decrease	(4,560,368)	$(53,273,095)	(2,665,577)	$(34,907,359)
Science & Technology Fund	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	5,874,600	$23,646,809	21,844,302	$87,505,672
Distributions reinvested	6,590,594	25,176,071	25,953,098	77,599,763
Repurchased	(16,383,638)	(65,788,097)	(16,478,950)	(63,907,004)
Net increase (decrease)	(3,918,444)	$(16,965,217)	31,318,450	$101,198,431
Total net increase (decrease)	(3,918,444)	$(16,965,217)	31,318,450	$101,198,431
Strategic Equity Allocation Fund	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	59,137,203	$614,062,153	44,961,697	$519,426,105
Distributions reinvested	20,435,857	243,595,412	106,756,169	1,038,737,526
Repurchased	(124,168,522)	(1,426,663,039)	(65,156,903)	(755,070,772)
Net increase (decrease)	(44,595,462)	$(569,005,474)	86,560,963	$803,092,859
Total net increase (decrease)	(44,595,462)	$(569,005,474)	86,560,963	$803,092,859
U.S. Sector Rotation Fund	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	6,354,741	$58,504,318	9,756,848	$101,975,614
Distributions reinvested	13,005,421	127,843,285	41,720,298	347,530,083
Repurchased	(50,884,883)	(507,668,716)	(30,176,253)	(314,152,137)
Net increase (decrease)	(31,524,721)	$(321,321,113)	21,300,893	$135,353,560
Total net increase (decrease)	(31,524,721)	$(321,321,113)	21,300,893	$135,353,560
Affiliates of the Trust owned 3% of shares of Class R6 of Multi-Index Lifestyle Conservative Portfolio on August 31, 2020. Affiliates of the Trust also owned 100% of Class 1 and Class NAV, respectively, with the exception of Capital Appreciation Fund and International Value Fund, where affiliates held 77% and 0% of Class NAV, respectively, on August 31, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended August 31, 2020:

Fund	Purchases	Sales
Capital Appreciation Fund	$841,593,582	$1,295,140,977
Capital Appreciation Value Fund	1,043,669,802	1,381,670,335
Health Sciences Fund	210,683,438	150,718,213
International Strategic Equity Allocation Fund	1,212,231,744	1,198,952,244
International Value Fund	356,626,859	368,931,833
Mid Cap Stock Fund	1,350,840,575	1,721,412,658
Mid Value Fund	584,041,894	527,416,429
Multi-Index Lifestyle Aggressive Portfolio	85,888,429	74,459,298
Multi-Index Lifestyle Balanced Portfolio	375,619,075	402,623,685
Multi-Index Lifestyle Conservative Portfolio	113,099,345	105,386,582
Multi-Index Lifestyle Growth Portfolio	272,652,668	282,278,168

Purchase and sale of securities, continued

Fund	Purchases	Sales
Multi-Index Lifestyle Moderate Portfolio	$124,070,648	$142,897,188
Real Estate Securities Fund	489,815,077	569,739,309
Science & Technology Fund	317,665,291	360,474,062
Strategic Equity Allocation Fund	6,692,948,319	7,275,711,218
U.S. Sector Rotation Fund	1,364,418,648	1,783,845,311
8.  Industry or sector risk
Certain funds generally invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
9.  Investment in affiliated underlying funds
John Hancock Multi-Index Lifestyle Portfolios invest in affiliated underlying funds that are managed by the Advisor and its affiliates. The funds do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the funds' investment may represent a significant portion of each underlying funds’ net assets. At August 31, 2020, the following funds held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multi-Index Lifestyle Growth Portfolio	Strategic Equity Allocation Fund	6.3%
Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Fund
John Hancock Collateral Trust*	4,007,723	$25,457,039	$749,449,517	$(734,843,864)	$59,634	$(2,215)	$297,673	—	$40,120,111
Capital Appreciation Value Fund
John Hancock Collateral Trust*	7,524	—	$159,898,698	$(159,830,174)	$6,726	$73	$42,663	—	$75,323
International Strategic Equity Allocation Fund
John Hancock Collateral Trust*	7,776,888	—	$494,095,624	$(416,295,575)	$1,985	$50,062	$629,421	—	$77,852,096
International Value Fund
John Hancock Collateral Trust*	13,872	$937,826	$52,658,631	$(53,462,892)	$5,348	$(44)	$41,681	—	$138,869
Mid Cap Stock Fund
John Hancock Collateral Trust*	3,851,954	$26,551,791	$852,284,248	$(840,388,981)	$59,390	$54,311	$1,488,859	—	$38,560,759
Mid Value Fund
John Hancock Collateral Trust*	3,770,767	$10,825,459	$485,766,685	$(458,866,535)	$(4,097)	$26,504	$272,752	—	$37,748,016
Multi-Index Lifestyle Aggressive Portfolio
John Hancock Collateral Trust*	264,601	—	$249,761,804	$(247,118,183)	$5,273	$(57)	$28,579	—	$2,648,837
Strategic Equity Allocation	20,999,475	$226,266,576	35,900,142	(28,000,858)	(5,113,511)	30,501,167	5,177,603	$2,568,488	259,553,516
					$(5,108,238)	$30,501,110	$5,206,182	$2,568,488	$262,202,353

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index Lifestyle Balanced Portfolio
John Hancock Collateral Trust*	3,817,957	$53,581,782	$888,343,972	$(903,588,707)	$(120,661)	$4,040	$370,107	—	$38,220,426
Strategic Equity Allocation	29,477,187	343,540,970	51,175,062	(70,654,850)	(9,578,393)	49,855,241	7,720,163	$3,829,702	364,338,030
					$(9,699,054)	$49,859,281	$8,090,270	$3,829,702	$402,558,456
Multi-Index Lifestyle Conservative Portfolio
John Hancock Collateral Trust*	955,380	$12,589,826	$246,334,774	$(249,341,946)	$(18,632)	$5	$120,886	—	$9,564,027
Strategic Equity Allocation	1,754,830	20,951,644	8,926,496	(10,717,906)	(1,428,962)	3,958,432	436,120	$216,349	21,689,704
					$(1,447,594)	$3,958,437	$557,006	$216,349	$31,253,731
Multi-Index Lifestyle Growth Portfolio
John Hancock Collateral Trust*	2,991,179	$16,547,429	$703,811,061	$(690,423,554)	$8,865	$(4)	$208,077	—	$29,943,797
Strategic Equity Allocation	38,340,876	434,224,242	53,964,806	(63,387,481)	(10,489,905)	59,581,564	9,856,695	$4,889,677	473,893,226
					$(10,481,040)	$59,581,560	$10,064,772	$4,889,677	$503,837,023
Multi-Index Lifestyle Moderate Portfolio
John Hancock Collateral Trust*	782,081	$12,169,739	$388,933,786	$(393,282,388)	$7,979	$65	$127,969	—	$7,829,181
Strategic Equity Allocation	5,317,759	66,838,092	15,456,632	(24,220,147)	(3,238,480)	10,891,405	1,454,913	$721,748	65,727,502
					$(3,230,501)	$10,891,470	$1,582,882	$721,748	$73,556,683
Real Estate Securities Fund
John Hancock Collateral Trust*	107,994	—	$33,116,266	$(32,035,549)	$383	—	$5,062	—	$1,081,100
Science & Technology Fund
John Hancock Collateral Trust*	737,546	$9,739,733	$104,928,303	$(107,290,601)	$3,537	$2,384	$61,553	—	$7,383,356
Strategic Equity Allocation Fund
John Hancock Collateral Trust*	14,397,110	$80,031,817	$1,323,224,818	(1,259,261,268)	$(17,783)	$147,562	$2,210,812	—	$144,125,146
U.S. Sector Rotation Fund
John Hancock Collateral Trust*	94,697	$4,141,717	$44,900,571	$(48,097,093)	$1,669	$1,123	$53,785	—	$947,987
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
10.  Investment by affiliated funds
Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds' net assets. The following fund(s) had an affiliate ownership of 5% or more of the funds' net assets:
Fund	Affiliated Concentration
Capital Appreciation Fund	48.3%
Capital Appreciation Value Fund	99.0%
Health Sciences Fund	100.0%
International Strategic Equity Allocation Fund	100.0%
Mid Cap Stock Fund	70.3%

Investment by affiliated funds, continued

Fund	Affiliated Concentration
Mid Value Fund	100.0%
Science & Technology Fund	99.9%
Strategic Equity Allocation Fund	100.0%
U.S. Sector Rotation Fund	100.0%
11.  Interfund trading
The funds are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2020, the funds engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:
Fund	Purchases	Sales
Capital Appreciation Value Fund	$2,947,594	$2,877,772
Mid Value Fund	—	1,171,588
12.  Restricted securities
The funds may hold restricted securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at August 31, 2020:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Health Sciences Fund
Acerta Pharma BV, Class B	2-8-16	$146,475	4,892,850	—	—	4,892,850	0.1%	$467,756
Doximity, Inc.	4-10-14	307,268	63,738	—	—	63,738	0.2%	1,032,556
JAND, Inc., Class A	4-23-15	194,538	16,938	—	—	16,938	0.1%	415,499
JAND, Inc., Series D	4-23-15	434,397	37,822	—	—	37,822	0.2%	927,796
								$2,843,607
Mid Cap Stock Fund
Coupang LLC	11-20-14	$4,300,618	2,300,670	—	(919,221)	1,381,449	0.7%	$13,303,354
DraftKings, Inc.	12-4-14	3,025,630	819,041	4,973	(109,697)	714,317	1.3%	24,729,096
Essence Group Holdings Corp.	5-1-14	5,083,384	2,958,957	—	—	2,958,957	0.5%	9,616,610
JAND, Inc., Class A	4-23-15	635,744	57,523	—	—	57,523	0.1%	1,411,074
JAND, Inc., Series D	4-23-15	1,419,614	128,449	—	—	128,449	0.2%	3,150,931
Lookout, Inc., Series F	7-31-14	4,276,874	392,767	—	—	392,767	0.2%	3,110,715
MarkLogic Corp., Series F	4-27-15	6,431,120	580,011	—	—	580,011	0.3%	5,724,709
The Honest Company, Inc., Series C	8-20-14	3,966,620	142,030	—	—	142,030	0.3%	4,904,296
The Honest Company, Inc., Series D	8-3-15	490,560	12,795	—	—	12,795	0.0%*	517,942
The We Company, Inc., Series D1	12-8-14	3,335,927	184,328	—	—	184,328	0.1%	1,454,348
The We Company, Inc., Series D2	12-8-14	3,472,011	161,782	—	—	161,782	0.1%	1,276,460
								$69,199,535
Science & Technology Fund
Airbnb, Inc., Series E	7-14-15	$1,526,562	16,398	—	—	16,398	0.3%	$1,235,097
DiDi Chuxing, Inc.	10-19-15	460,705	16,798	—	—	16,798	0.2%	684,435
								$1,919,532
*	Less than 0.05%.
13.  Reorganization
Fiscal year ended August 31, 2019, fund's mergers:
On August 9, 2019, the shareholders of John Hancock Funds II Small Cap Stock Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Mid Cap Stock Fund (the Acquiring Fund) with a value equal to the net assets transferred.
The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with a fund with a similar objective and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

Reorganization, continued

The reorganization did not qualify as a tax-free reorganization for federal income tax purposes; however, it is not expected to be a taxable event for contract owners. Thus, the investments were transferred to the Acquiring Fund at market value. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on August 23, 2019. The following outlines the reorganization:
Acquiring Fund	Acquired Fund	Net Asset Value of the Acquired Fund	Shares Redeemed by the Acquired Fund	Shares Issued by the Acquiring Fund	Acquiring Fund Net Assets Prior to Combination	Acquiring Fund Total Net Assets After Combination
Mid Cap Stock Fund	Small Cap Stock Fund	$24,403,159	2,727,995	1,098,683	$1,571,513,969	$1,595,917,128
See Note 6 for capital shares issued in connection with the above referenced reorganizations.
14.  LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the funds invest. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
15.  Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
16.  Other matters
Strategic Equity Allocation Fund and other affiliates have been named as defendants in a lawsuit related to The Jones Group, a fashion company. It is alleged that in 2014, The Jones Group consummated a series of transactions that rendered it insolvent, increased debt, significantly decreased its assets, and distributed more than $1 billion to its shareholders, all to the detriment of the company and its creditors. Equivalent lawsuits have been filed in California, New Jersey, Texas, Illinois and Florida. The total amounts at issue for Strategic Equity Allocation Fund is approximately $178,000.
On March 30, 2020, the plaintiffs filed a Motion for Transfer of Actions to the District of Massachusetts. The plaintiffs were seeking to consolidate 13 actions in 6 different federal districts against 188 defendants in a Multidistrict Panel in Massachusetts. $550 million is being sought from these 188 defendants. On April 27, 2020, the shareholder defendants filed their response to plaintiffs’ Motion to Transfer. On June 2, 2020, the United States Judicial Panel on Multidistrict Litigation issued a Transfer Order sending all the cases to the Southern District of New York. Accordingly, the litigation will be governed by Second Circuit precedent.
On June 12, 2020, a Scheduling Order was issued. On June 29, 2020, a global Motion to Dismiss Under the Safe Harbor of Section 546(e) of the Bankruptcy Code was filed by the defendants. On August 27, 2020, the Motion to Dismiss was granted.
At this time, the fund cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the fund or if the fund enters into a settlement agreement with the plaintiffs, depending upon the circumstances, the payment of such judgement or settlement could have an adverse effect on the fund’s net asset value.
17.  Subsequent events
On June 25, 2020, the Board of Trustees approved International Value Fund to merge into Disciplined Value International Fund, a series of John Hancock Investment Trust. The merger took place on October 16, 2020. This was a tax free merger.

John Hancock Funds II

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Capital Appreciation Fund, John Hancock Capital Appreciation Value Fund, John Hancock Health Sciences Fund, John Hancock International Strategic Equity Allocation Fund, John Hancock International Value Fund, John Hancock Mid Cap Stock Fund, John Hancock Mid Value Fund, John Hancock Multi-Index Lifestyle Aggressive Portfolio, John Hancock Multi-Index Lifestyle Balanced Portfolio, John Hancock Multi-Index Lifestyle Conservative Portfolio, John Hancock Multi-Index Lifestyle Growth Portfolio, John Hancock Multi-Index Lifestyle Moderate Portfolio, John Hancock Real Estate Securities Fund, John Hancock Science & Technology Fund, John Hancock Strategic Equity Allocation Fund and John Hancock U.S. Sector Rotation Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of John Hancock Capital Appreciation Fund, John Hancock Capital Appreciation Value Fund, John Hancock Health Sciences Fund, John Hancock International Strategic Equity Allocation Fund, John Hancock International Value Fund, John Hancock Mid Cap Stock Fund, John Hancock Mid Value Fund, John Hancock Multi-Index Lifestyle Aggressive Portfolio, John Hancock Multi-Index Lifestyle Balanced Portfolio, John Hancock Multi-Index Lifestyle Conservative Portfolio, John Hancock Multi-Index Lifestyle Growth Portfolio, John Hancock Multi-Index Lifestyle Moderate Portfolio, John Hancock Real Estate Securities Fund, John Hancock Science & Technology Fund, John Hancock Strategic Equity Allocation Fund and John Hancock U.S. Sector Rotation Fund (sixteen of the funds constituting John Hancock Funds II, hereafter collectively referred to as the "Funds") as of August 31, 2020, the related statements of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodians, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2020
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

John Hancock Funds II
Federal tax information (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the funds, if any, paid during its taxable year ended August 31, 2020.
Dividend Received Deduction The funds report the maximum amount allowable of their net taxable income as eligible for the corporate dividends-received deduction.
Qualified Dividend Income The funds report the maximum amount allowable of their net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Foreign Tax Credit The following table details the income derived from foreign sources and the amounts the funds intend to pass through as foreign tax credits for the year ended August 31, 2020:
Fund	Foreign sourced income	Foreign tax credit
International Strategic Equity Allocation Fund	$45,235,676	$3,917,081
International Value Fund	6,616,998	526,904
Multi-Index Lifestyle Growth Portfolio	1,298,443	104,377
Long Term Capital Gains The funds below paid the following amounts in capital gain dividends.
Fund	Long term capital gains
Capital Appreciation Fund	$174,635,781
Capital Appreciation Value Fund	138,158,592
Health Sciences Fund	10,491,735
International Value Fund	11,678,855
Mid Cap Stock Fund	191,109,164
Mid Value Fund	14,266,431
Multi-Index Lifestyle Aggressive Portfolio	25,899,035
Multi-Index Lifestyle Balanced Portfolio	38,666,044
Multi-Index Lifestyle Conservative Portfolio	2,546,873
Multi-Index Lifestyle Growth Portfolio	47,984,752
Multi-Index Lifestyle Moderate Portfolio	7,684,156
Real Estate Securities Fund	15,686,650
Science & Technology Fund	25,176,071
Strategic Equity Allocation Fund	80,772,608
U.S. Sector Rotation Fund	104,676,601
Eligible shareholders will be mailed a 2020 Form 1099-DIV in early 2021. This will reflect the tax character of all distributions paid in calendar year 2020.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the “Board”) of John Hancock Funds II (the “Trust”) of the Advisory Agreement (the “Advisory Agreement”) with John Hancock Investment Management LLC (the “Advisor” , formerly known as “John Hancock Advisers, LLC”) and each of the Subadvisory Agreements (collectively, the “Subadvisory Agreements”) with respect to each of the portfolios of the Trust included in this report (the “Funds”). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the “Independent Trustees”), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the investment subadvisors (each, “Subadvisor” and collectively, the “Subadvisors”) with respect to each of the Funds identified below in Appendix A.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and prior presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risk assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex (John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)  the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b)  the background, qualifications and skills of the Advisor’s personnel;

[1]
On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order.

Evaluation of advisory and subadvisory agreements by the board of trustees

(c)  the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

(d)  the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the Fund;

(e)  the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;

(f)  the Advisor’s initiative intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and

(g)  the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)  reviewed information prepared by management regarding the Funds’ performance;

(b)  considered the comparative performance of each Fund’s respective benchmark index;

(c)  considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d)  took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund’s respective benchmark and peer group median and also concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and/or each Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed, where appropriate.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board took into account management’s discussion of the Funds’ expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to the unaffiliated Subadvisors. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and each Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

In addition, in the case of the Multi-Index Lifestyle Funds (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds, and concluded that such fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds of the Fund of Funds, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying funds.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a)  reviewed financial information of the Advisor;

(b)  reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;

(c)  received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;

(d)  received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)  considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f)  considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g)  noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;

(h)  noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the Fund;

(i)  noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j)  noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors;

(k)  with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which each Fund of Funds may invest;

Evaluation of advisory and subadvisory agreements by the board of trustees

(l)  considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

(m)  considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)  considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. The Multi-Index Lifestyle Funds benefit from the waiver through their investment, to the extent that they invest in participating portfolios and;

(b)  reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and

(c)  considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund, and comparative fee information, where available, prepared by an independent third party provider of fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, Extent and Quality of Services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of each Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, each Subadvisor’s compliance program and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.

The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from a Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data, to the extent applicable. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to a Subadvisor with respect to the Funds to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Evaluation of advisory and subadvisory agreements by the board of trustees

Subadvisor Performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group median and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreements with respect to each Fund was based on a number of determinations, including the following:

(1)	each Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and/or each Fund’s respective benchmark, with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being monitored and reasonably addressed);

(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreements; and

(4)	the subadvisory fees are paid by the Advisor and not the Funds, and that the fee structure for certain of the Funds contains breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund of Funds and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios. Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreements for a particular Fund is set forth in Appendix A.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements with respect to each Fund for an additional one-year period.

Appendix A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2019	Fees and expenses	Comments

JHF II Capital Appreciation Fund (Jennison Associates LLC)
Benchmark Index — The fund outperformed for the three-year period and underperformed for the one-, five-, and ten-year periods.
Lipper Category — The fund outperformed the median for the one-, three-, five-, and ten-year periods.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to benchmark index for the three-year period and to the peer group median for the one-, three-, five-, and ten-year periods.
The Board took into account management’s discussion of the fund’s expenses.

JHF II Capital Appreciation Value Fund (T. Rowe Price Associates, Inc.)	Benchmark Index — The fund outperformed for the one-, three- and five-year periods. Lipper Category — The fund outperformed the median for the one-, three- and five-year periods.
Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are equal to the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the one-, three- and five-year periods.
The Board took into account management’s discussion of the fund’s expenses.

JHF II Health Sciences Fund (T. Rowe Price Associates, Inc.)
Benchmark Index — The fund outperformed for the one- and five-year periods, and underperformed for the three-year period.
Lipper Category — The fund outperformed the median for the one-, three- and five-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are higher than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one- and five-year periods and to the peer group median for the one-, three- and five-year periods.
The Board took into account management’s discussion of the fund’s expenses.

JHF II International Strategic Equity Allocation Fund (Manulife Investment Management (US))	Benchmark Index — The fund underperformed for the one- and three-year periods. Lipper Category — The fund underperformed the median for the one- and three-year periods.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index and peer group median for the one- and three-year periods including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.

Appendix A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2019	Fees and expenses	Comments

JHF II International Value Fund (Templeton Investment Counsel, LLC)	Benchmark Index — The fund underperformed for the one-, three-, five-, and ten-year periods. Lipper Category — The fund underperformed the median for the one-, three-, five-, and ten-year periods.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index and peer group median for the one-, three-, five-, and ten-year periods including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
The Board noted that the fund’s longer term performance in part reflects that of the previous subadvisor.
The Board took into account management’s discussion of the fund’s expenses.

JHF II Mid Cap Stock Fund (Wellington Management Company, LLP)
Benchmark Index — The fund outperformed for the three- and five-year periods and underperformed for the one- and ten-year periods.
Lipper Category — The fund outperformed the median for the one-, three-, five-, and ten-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark for the three- and five-year periods and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the fund’s expenses.

Appendix A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2019	Fees and expenses	Comments

JHF II Mid Value Fund (T. Rowe Price Associates, Inc.)
Benchmark Index — The fund underperformed for the one-, three-, five- and ten-year periods.
Lipper Category — The fund outperformed the median for the five-year period and underperformed the median for the one-, three- and ten-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are equal to the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to peer group median for the five-year period.
The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index for the one-, three-, five- and ten-year periods and the peer group median for the one-, three-, and ten-year periods including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
The Board took into account management’s discussion of the fund’s expenses.

Multi-Index Lifestyle Aggressive Portfolio (Manulife Investment Management (US))	Benchmark Index — The fund underperformed for the one-, three- and five-year periods. Lipper Category — The fund outperformed the median for the one-, three- and five-year periods.
Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the one-, three- and five-year periods.
The Board took into account management’s discussion of the fund’s expenses.

Multi-Index Lifestyle Balanced Portfolio (Manulife Investment Management (US))
Benchmark Index — The fund underperformed for the one-, three- and five-year periods.
Lipper Category — The fund outperformed the median for the one- and five-year periods and performed in-line with the median for the three-year period.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the one- and five-year periods.
The Board took into account management’s discussion of the fund’s expenses.

Appendix A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2019	Fees and expenses	Comments

Multi-Index Lifestyle Conservative Portfolio (Manulife Investment Management (US))	Benchmark Index — The fund underperformed for the one-, three- and five-year periods. Lipper Category — The fund outperformed the median for the one-, three-, and five-year periods.
Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance including the favorable performance relative to the peer group median for the one-, three- and five-year periods.
The Board took into account management’s discussion of the fund’s expenses.

Multi-Index Lifestyle Growth Portfolio (Manulife Investment Management (US))	Benchmark Index — The fund underperformed for the one-, three- and five-year periods. Lipper Category — The fund outperformed the median for the one-, three- and five-year periods.
Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the one-, three- and five-year periods.
The Board took into account management’s discussion of the fund’s expenses.

Multi-Index Lifestyle Moderate Portfolio (Manulife Investment Management (US))	Benchmark Index — The fund underperformed for the one-, three- and five-year periods. Lipper Category — The fund outperformed the median for the one-, three- and five-year periods.
Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the one-, three- and five-year periods.
The Board took into account management’s discussion of the fund’s expenses.

JHF II Real Estate Securities Fund (Deutsche Investment Management Americas Inc./RREEF America LLC)	Benchmark Index — The fund outperformed for the one-, three-, five-, and ten-year periods. Lipper Category — The fund outperformed the median for the one-, three-, five-, and ten-year periods.
Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the one-, three-, five- and ten-year periods.

Appendix A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2019	Fees and expenses	Comments

JHF II Science & Technology Fund (Allianz Global Investors U.S. LLC) (T. Rowe Price Associates, Inc.)
Benchmark Index — The fund outperformed for the three- and five-year periods and underperformed for the one-year period.
Lipper Category — The fund outperformed the median for the three-year periods and underperformed for the one- and five-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are higher than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the three- and five-year periods and to the peer group median for the three-year period.
The Board took into account management’s discussion of the fund’s expenses.

JHF II U.S. Sector Rotation Fund (formerly known as “U.S. Strategic Equity Allocation Fund”) (Manulife Investment Management (US))	Benchmark Index — The fund underperformed for the one- and three-year periods. Lipper Category — The fund outperformed the median for the one- and three- periods.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the one- and three- year periods.

Statement regarding liquidity risk management

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including Capital Appreciation Fund, Capital Appreciation Value Fund, Health Sciences Fund, International Strategic Equity Allocation Fund, International Value Fund, Mid Cap Stock Fund, Mid Value Fund, Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio, Multi-Index Lifestyle Moderate Portfolio, Real Estate Securities Fund, Science & Technology Fund, Strategic Equity Allocation Fund, and U.S. Sector Rotation Fund (formerly U.S. Strategic Equity Allocation), subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Funds’ subadvisor(s), Jennison Associates LLC, T. Rowe Price Associates, Inc., Manulife Investment Management (US) LLC, Boston Partners Global Investors, Inc., Wellington Management Company, LLP, DWS Investment Management Americas Inc., and Allianz Global Investors U.S., LLC (the Subadvisor), execute the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•	Operation of the Fund’s Redemption-In-Kind Procedures;

•	Highly Liquid Investment Minimum (HLIM) determination;

•	Compliance with the 15% limit on illiquid investments;

•	Reasonably Anticipated Trade Size (RATS) determination;

•	Security-level liquidity classifications; and

•	Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund’s HLIM. This process incorporates the Fund’s investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines “illiquid investment” to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund’s RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

Statement regarding liquidity risk management

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund’s RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund’s liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

Trustees and officers information

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Hassell H. McClellan Born: 1945	Trustee (since 2005) and Chairperson of the Board (since 2017)
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013).
Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis[2] Born: 1941	Trustee (since 2005)	Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).
James R. Boyle Born: 1959	Trustee (since 2015)
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014–2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005–2010).
Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).

Peter S. Burgess[2] Born: 1942	Trustee (since 2005)
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010).
Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham Born: 1944	Trustee (since 2012 and 2005-2006)
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014).
Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey Born: 1946	Trustee (since 2008)
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Trustees and officers information

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Deborah C. Jackson Born: 1952	Trustee (since 2012)
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Massachusetts Women’s Forum (since 2018); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014–2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates[2] Born: 1946	Trustee (since 2005)
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000–2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River Bancorp (1998–2014); Director/Trustee, Virtus Funds (since 1988).
Trustee (since 2004) and Chairperson of the Board (2005–2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky Born: 1944	Trustee and Vice Chairperson of the Board (since 2012)
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2000–2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014–2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).
Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Frances G. Rathke2,* Born: 1960	Trustee (since 2020)
Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003–retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001–2003); Chief Financial Officer and Secretary, Ben & Jerry’s Homemade, Inc. (1989–2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982–1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).

Trustees and officers information

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Gregory A Russo Born: 1949	Trustee (since 2012)
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (2011–2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012–2018), and Finance Committee Chairman (2014–2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee of various trusts within the John Hancock Fund Complex (since 2008).

NON-INDEPENDENT TRUSTEES3

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Andrew G. Arnott Born: 1971	President and Non-Independent Trustee (Since 2017)
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison Born: 1963	Non-Independent Trustee (since 2018)
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017–2019); Member, Board of Directors, Manulife Assurance Canada (2015–2017); Board Member, St. Mary’s General Hospital Foundation (2014–2017); Member, Board of Directors, Manulife Bank of Canada (2013–2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013–2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013).
Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Trustees and officers information

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Name, Year of Birth	Position with the Trust	Principal Occupation(s) and Other Directorships During Past Five Years
Charles A. Rizzo Born: 1957	Chief Financial Officer (since 2007)
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone Born: 1965	Treasurer (2007-2009 and since 2010, including prior positions)
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

Christopher (Kit) Sechler Born: 1973	Chief Legal Officer and Secretary (since 2018)
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

Trevor Swanberg Born: 1979	Chief Compliance Officer (since 2020)
Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2018–2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2016–2018); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016).

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.Mr. Boyle has served as Trustee at various times prior to the date listed in the table.

2	Member of the Audit Committee.

3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

*	Appointed as Independent Trustee effective as of September 15, 2020.

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5010.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 1-800-225-5291.

John Hancock Funds II
For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust’s complete schedule of portfolio holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. N-PORT filings are available on our website and the SEC’s website, sec.gov.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

John Hancock Funds II
Annual report — table of contents

Manager’s commentary and fund performance (See below for each fund’s page #)	3

Shareholder expense example	9

Portfolio of investments (See below for each fund’s page #)	10

Statements of assets and liabilities	48

Statements of operations	50

Statements of changes in net assets	52

Financial highlights	53

Notes to financial statements	54

Report of independent registered public accounting firm	70

Federal tax information	71

Evaluation of advisory and subadvisory agreements by the Board of Trustees	72

Appendix A	76

Statement regarding liquidity risk management	78

Trustees and officers information	80

For more information	84

Fund	Manager’s commentary and fund performance	Portfolio of investments
Asia Pacific Total Return Bond Fund	4	10
Core Bond Fund	5	12
High Yield Fund	6	24
Opportunistic Fixed Income Fund (formerly Global Bond Fund)	7	31
U.S. High Yield Bond Fund	8	41

2

John Hancock Funds II
Manager’s commentary and fund performance

Fund performance

In the following pages we have set forth information regarding the performance of certain funds of John Hancock Funds II (the Trust). There are several ways to evaluate a fund’s historical performance. One can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. With respect to all performance information presented, it is important to understand that past performance does not guarantee future results. Return and principal fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance tables

The performance tables show two types of total return information: cumulative and average annual total returns. A cumulative total return is an expression of a fund’s total change in share value in percentage terms over a set period of time—one, five, and ten years (or since the fund’s inception if less than the applicable period). An average annual total return takes the fund’s cumulative total return for a time period greater than one year and shows what would have happened if the fund had performed at a constant rate each year. The tables show all cumulative and average annual total returns, net of fees and expenses of the Trust, but do not reflect the expenses of any insurance company separate accounts (including a possible contingent deferred sales charge) that may invest in the funds, as applicable. If these were included, performance would be lower.

Graph—Change in value of $10,000 investment and comparative indexes

The performance graph for each fund (or portfolio), shows the change in value of a $10,000 investment over the life or ten-year period of each fund (or portfolio) whichever is shorter. Each fund’s (or portfolio’s) performance is compared with the performance of one or more broad-based securities indexes as a “benchmark.” All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and fund (or portfolio) operating expenses. The benchmarks used for comparison are unmanaged and include reinvestment of dividends and capital gains distributions, if any, but do not reflect any fees or expenses. Funds (or portfolios), that invest in multiple asset classes are compared with a customized benchmark. This benchmark comprises a set percentage allocation from each of the asset classes in which the fund invests.

Portfolio manager’s commentary

Finally, we have provided a commentary by each portfolio manager regarding each fund’s (or portfolio’s) performance during the period ended August 31, 2020. The views expressed are those of the portfolio managers as of August 31, 2020, and are subject to change based on market and other conditions. Information about a fund’s (or portfolio’s) holdings, asset allocation, or country diversification is historical and is no indication of future fund composition, which will vary. Information provided in this report should not be considered a recommendation to purchase or sell securities. The funds (or portfolios) are not insured by the Federal Deposit Insurance Corp., are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including loss of principal amount invested. For a more detailed discussion of the risks associated with the funds (or portfolios), see the funds’ prospectuses.

“Bloomberg Barclays” is a registered trademark of Bloomberg LP. “J.P. Morgan” is a registered trademark of J.P. Morgan Securities LLC (the Investable Index Business). “FTSE” is a trading name of FTSE International Limited. BofA Securities, Inc. and its derivative and related logos are trademarks of Bank of America Corporation.

3

Asia Pacific Total Return Bond Fund
Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Neal Capecci, Endre Pedersen, Jimond Wong, CFA, CPA

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks to maximize total return. The fund seeks to generate capital appreciation and income by investing at least 80% of net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds issued by governments, government agencies, international organizations issuing supranational bonds, and corporate issuers in Asia and the Asian region, including Australia and New Zealand.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Portfolio Composition*	% of Total
Corporate bonds	53.3
Foreign government obligations	43.3
Short-term investments and other	3.4

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2020, the Asia Pacific Total Return Bond Fund Class NAV shares returned 5.94% and a blend of 50% J.P. Morgan Asia Credit Index and 50% J.P. Morgan Emerging Local Markets Plus Asia Index returned 5.22%.

Environment  >  Over the period, market sentiment was mainly driven by COVID-19 developments. In early 2020, global financial markets experienced significant selloffs as the pandemic spread globally. Unprecedented monetary and fiscal stimulus and the gradual lifting of lockdown measures triggered strong rebounds in most global risk assets subsequently.

The Federal Reserve (“Fed”) cut the federal funds rate four times to a target range of 0.0% to 0.25% and launched a new quantitative easing program to purchase Treasuries, mortgage-backed securities and corporate bonds. In late August, Fed Chair Powell announced a major policy shift to “average inflation targeting”, allowing the Fed to run inflation above the 2% target for a sustained period before hiking rates.

In China, Caixin’s manufacturing Purchasing Managers’ Index ended the period at 53.1, the highest level since January 2011. The government set a target of creating nine million new jobs in urban areas and announced the issuance of $14 billion special pandemic bonds to support economic recovery. In July, U.S.-China tensions escalated as each country ordered the other to close its consulates.

Indian government bond yields moved lower amid monetary easing, and the Reserve Bank of India signaled it would keep interest rates steady for some time amid inflation uncertainties.

Indonesian government bond yields trended lower amid monetary easing, and Bank Indonesia indicated it would be on standby to purchase additional government debt until 2021.

Asian credit markets posted positive returns owing to positive carry and lower U.S. Treasury yields. Asian high-yield corporate bonds outperformed Asian investment-grade credit. Most Asian currencies appreciated against the U.S. dollar amid risk-on sentiment in Q2 2020. The Philippine peso was among the better-performing Asian currencies.

The fund’s overweight exposure to Indonesian bonds contributed to performance amid falling local bond yields. Its exposure to U.S.-dollar-denominated Asian credit also contributed as this segment outperformed the broader Asian bond market.

The fund’s exposure to selective Asian high-yield corporate bonds detracted from performance, particularly in Indonesian and Indian commodity companies.

We increased the fund’s exposure to U.S.-dollar-denominated Asian corporate bonds as credit spreads widened to more attractive levels. We also took profit from some U.S.-dollar-denominated Asian corporate bonds and offshore Chinese bonds amid strong performance.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2020	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Asia Pacific Total Return Bond Fund Class NAV (began 1/16/13)	5.94	5.22	—	2.75	28.95	—	22.97
J.P. Morgan Asia Credit Index[3,4]	5.95	5.61	—	4.72	31.39	—	42.14
J.P. Morgan Emerging Local Markets Plus Asia Index[4,5]	4.39	2.92	—	0.65	15.49	—	5.04
Blended Index[4,6]	5.22	4.29	—	2.69	23.34	—	22.42

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Asia Pacific Total Return Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The J.P. Morgan Asia Credit Index measures the performance of Asia ex Japan U.S.D. denominated bond market.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
5	The J.P. Morgan Emerging Local Markets Plus Asia Index tracks total returns for local-currency-denominated money market instruments in over 20 emerging markets countries.
6	The Blended Index is 50% J.P. Morgan Asia Credit Index and 50% J.P. Morgan Emerging Local Markets Plus Asia Index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares the gross expense is 0.82% and the net expense is 0.81%. Net expense reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expense would apply.

4

Core Bond Fund
Subadvisor: Wells Capital Management, Incorporated
Portfolio Managers: Maulik Bhansali, CFA, Thomas O’Connor, CFA, Jarad Vasquez

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks total return consisting of income and capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment grade debt securities, including U.S. Government obligations, corporate bonds, mortgage-backed and other asset-backed securities, and money market instruments.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
U.S. Government Agency	29.7
Corporate bonds	28.8
U.S. Government	17.5
Asset backed securities	8.3
Collateralized mortgage obligations	7.1
Foreign government obligations	1.2
Municipal bonds	0.4
Short-term investments	7.0

* As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2020, the Core Bond Fund Class NAV shares returned 6.90% and the Bloomberg Barclays U.S. Aggregate Bond Index returned 6.47%.

Environment  >  After years of steady expansion, the U.S. economy received a traumatic shock in 2020 with the arrival of the COVID-19 virus. Public reaction and government-ordered lockdowns resulted in a collapse in economic activity with the second quarter of 2020 recording a nearly 10% drop in GDP. Unemployment swiftly soared to double digits. Most areas of consumption declined precipitously. Travel and leisure services bore the brunt of the disruption. Spurred by a negative demand shock, prices for many goods declined during the March-April period, pushing most inflation indicators substantially lower.

The Federal Reserve responded to the pandemic with a dramatic easing of monetary policy, setting overnight rate targets to near zero, as well as purchasing bonds for its own account. A host of credit support measures were put in place to improve the functioning of teetering financial markets. In their actions and rhetoric the monetary authorities made it clear that an aggressive posture to support the economic and financial markets would be in place as long as needed. Fiscal policy also responded swiftly to the pandemic in the form of relief payments to the general public as well as extended unemployment benefits. These measures more than offset the loss of income associated with unemployment increases and other wage losses for many people.

Economic activity probably bottomed in late April, and by the end of May both consumption and employment were turning around. Substantial job gains occurred while claims for unemployment insurance began to subside. Prices generally stabilized, with oil rallying from distressed levels and core inflation measures rebounding from their crisis lows. Stock indices hit new all-time highs over the course of the summer, while Treasury yields remained extremely low. Finally, credit spreads, which widened sharply in the March-April period, narrowed substantially in the ensuing few months.

Security selection in credit led excess returns during the 12-month period, particularly within the communications, utilities, healthcare and consumer subsectors but with good contributions across almost all subsectors. Security selection and positioning within agency pass-through securities was a significant contributor, with higher-coupon, call-protected specified pools leading the contributions. Sector overweights to credit, mortgage-backed securities (MBS) and asset-backed securities (ABS) were also additive, as spreads tightened significantly toward the end of this 12-month period.

Security selection in ABS was a detractor, driven by our exposure to student loan and rental car ABS which did not keep pace with the high quality fixed-rate auto and cards ABS that’s within the ABS index. Security selection in commercial mortgage-backed securities (CMBS) was a small detractor, although this was offset entirely by the sector effect. While credit selection overall was positive, we had several significant detractors in the energy and pipelines subsectors. Security selection in collateralized mortgage obligations (CMOs) was also very small detractor.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2020	1-year	5-year	10-year	5-year	10-year
Core Bond Fund Class 1	6.76	4.08	3.77	22.14	44.77
Core Bond Fund Class NAV	6.90	4.14	3.82	22.49	45.46
Bloomberg Barclays U.S. Aggregate Bond Index[3,4]	6.47	4.33	3.65	23.60	43.14

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Core Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and Class NAV shares the gross expenses are 0.66% and 0.61%, respectively, and the net expenses are 0.65% and 0.60%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

5

High Yield Fund
Subadvisor: Western Asset Management Company Limited
Portfolio Managers: Michael C. Buchanan, CFA, Walter E. Kilcullen, S. Kenneth Leech

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
Corporate bonds	84.9
Term loans	6.4
Asset backed securities	4.2
Convertible bonds	1.1
Foreign government obligations	1.0
Preferred securities	0.7
Common stocks	0.7
Short-term investments and other	1.0

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2020, the High Yield Fund Class 1 shares returned 4.01% and the Bloomberg Barclays U.S. High Yield 2% Issuer Capped Index returned 4.65%.

Environment  >  High yield was trading at relatively historical tight spreads at the beginning of the period before widening substantially in the 1st quarter of 2020 due to the COVID-19 pandemic. The high-yield market, however, has roared back from the depths of late March following the announcements from the Fed that it would buy bonds downgraded due to the COVID-19 pandemic (“fallen angels”) and high-yield ETFs as well as a reopening of many parts of the US economy.

High-yield market technicals were also very supportive during the rally in Q2 and Q3. As mentioned, the Fed committed to buying high-yield ETFs and then pivoted to purchasing separate securities. Mutual fund inflows have been significant, with August marking the fifth consecutive month of inflows. Issuance has more than kept up with demand, with $101 billion in net new issuance and $150 billion in fallen angel volume having entered the market so far this year. High-yield companies are doing everything they can to bolster liquidity, which has included drawing $117 billion on their revolving lines of credit.

Asset class allocation detracted from relative performance given opportunistic exposure to bank loans and collateralized loan obligations (CLOs), which underperformed high-yield. Industry allocation also detracted from relative performance due in large part to underweights to the outperforming technology and consumer non-cyclical sectors. An overweight to outperforming banking sector and positioning in the underperforming REITs helped to offset some of the drag from technology and consumer non-cyclicals.

Issue selection was the largest contributor to relative returns largely due to issuer tilts within the communications, capital goods, and REITs sectors. Rating positioning also aided relative performance given the strategy’s underweight to CCCs, as higher quality outperformed during the period. Duration positioning aided relative performance given an overweight stance as rates fell significantly over the period, particularly in Q1.

The fund’s investment in U.S. Treasury futures and options and credit default swaps marginally aided performance on a standalone basis. Options used to manage the fund’s overall corporate bond exposure were a detractor for returns over the period.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2020	1-year	5-year	10-year	5-year	10-year
High Yield Fund Class 1	4.01	5.40	6.01	30.08	79.18
Bloomberg Barclays U.S. High Yield 2% Issuer Capped Index[3,4]	4.65	6.45	6.88	36.67	94.57

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the High Yield Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The Bloomberg Barclays U.S. High Yield 2% Issuer Capped Index measures the performance of high yield corporate bonds, with a maximum allocation of 2% to any one issuer.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 shares the gross expense is 0.82% and the net expense is 0.81%. Net expense reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expense would apply.

6

Opportunistic Fixed Income Fund (formerly Global Bond Fund)
Subadvisor: Wellington Management Company LLP. Prior to February 28, 2020, Pacific Investment Management Company LLC served as the fund’s subadvisor.
Portfolio Managers: Brian M. Garvey, Brij S. Khurana

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments. Fixed Income instruments include, but are not limited to the following securities, which may be denominated in U.S. dollars or foreign currencies: sovereign debt, inflation-linked bonds, corporate and high yield credit (also known as “junk bonds”), securitized debt, bank loans and floating rate loans and emerging markets debt, convertible and hybrid securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Portfolio Composition*	% of Total
Foreign government obligations	47.2
Collateralized mortgage obligations	9.5
Term loans	8.2
Corporate bonds	6.7
Exchange-traded funds	5.9
U.S. Government	4.8
Asset backed securities	4.8
U.S. Government Agency	3.5
Municipal bonds	2.7
Convertible bonds	0.5
Short-term investments and other	6.2

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2020, the Opportunistic Fixed Income Fund Class 1 shares returned 9.15% and the Bloomberg Barclays Global Aggregate USD Hedged Index returned 3.28%. On February 28, 2020, Wellington Management Company LLP replaced Pacific Investment Management Company LLC as the fund’s subadvisor.

Environment  >  Positive developments in the U.S.-China trade discussions continued to support risk sentiment and capped a year of strong risk asset returns. At the end of 2019, U.S. equities closed at new highs, credit spreads tightened, developed market yields broadly rose, curves steepened, and the dollar weakened. While global economic data largely remained mixed, there were some tentative signs of stabilization and central banks broadly held policy steady (and were still accommodative). Meanwhile, geopolitical developments — including a potential Brexit draft deal, as well as a slew of political protests across a number of countries continued to persist in various regions across the world.

Fresh economic risks in January, particularly heightened US-Iran tensions and the coronavirus outbreak, sparked an uptick in market volatility. “Safe haven” assets rallied — developed market yields fell across the board and curves flattened, while credit spreads widened and the dollar strengthened.

In March 2020, extreme risk aversion and impaired liquidity conditions led to investors exiting all other fixed income sectors seeking the safety of US Treasuries resulting in significant declines in US Treasury yields and significant appreciation for the US dollar. Later in the period, positive economic data, accommodative global monetary policies, and healthy demand for credit supported most spread sectors as countries began to gradually emerge from economic lockdowns.

Pacific Investment Management Company LLC (period from September 1, 2019 through February 27, 2020)

Overall, interest rate strategies, which were partially facilitated through the use of futures, interest rate swaps, and options, were negative for returns over the period under review. Underweight exposure to Germany and France contributed to performance as rates rose. However, these gains were tempered by losses in other positions in European core and peripheral interest rates. Spread strategies contributed to overall performance. Overweight exposure to high yield corporate credit contributed as high yield corporate spreads tightened. Furthermore, overweight positions in both agency and non-agency mortgage-backed securities (MBS) added to performance. Overall, currency positions, which were partially implemented through the use of currency forwards, contributed to performance. Losses from overweight exposure to the Japanese yen relative to the U.S. dollar were more than offset by gains from overweight positioning to the British Pound and a basket of emerging market currencies.

Wellington Management Company LLP (period from February 28, 2020 through August 31, 2020)

Developed market inflation-linked bonds within the fund’s Activist Governments theme contributed as aggressive fiscal and monetary stimulus by many of the world’s central banks increased inflation expectations. As the spread of COVID-19 negatively impacted credit markets the Targeted Asset-Backed Securities Loan Facility (TALF) was established, increasing liquidity for the purchase of AAA rated asset-backed securities (ABS). We expected the TALF program would offer opportunities in other areas of the structured credit market and additions of non-TALF eligible assets to the fund paid off. Market Neutral and Tactical strategies also contributed positively. Following the prior liquidity squeeze, we took advantage of new issue concessions across the investment grade (IG) market as well as opportunities in the US Agency MBS space as markets re-opened. Emerging market sovereign exposure within the Emerging Market Opportunities theme was a detractor amongst the strategic themes. From a sector perspective, nominal government, MBS, and inflation-linked bonds were the largest contributors to performance during the period under review; exposures within high yield detracted.

Use of derivatives in the form of credit-default swaps, bond futures, and currency forwards contributed to performance during the period under review.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2020	1-year	5-year	10-year	5-year	10-year
Opportunistic Fixed Income Fund Class 1	9.15	4.97	3.53	27.45	41.54
Bloomberg Barclays Global Aggregate USD Hedged Index[3,4,5]	3.28	4.37	3.86	23.84	45.98
Bloomberg Barclays Global Aggregate Index[5,6]	5.54	4.10	2.63	22.28	29.67

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Global Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	Effective February 28, 2020, the fund’s benchmark changed from the Bloomberg Barclays Global Aggregate Index to the Bloomberg Barclays Global Aggregate USD Hedged Index to better reflect the universe of investment opportunities based on the fund’s revised principal investment strategies.
4	The Bloomberg Barclays Global Aggregate USD Hedged Index measures global investment grade debt from twentyfour local currency markets.
5	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
6	The Bloomberg Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade debt securities.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 shares the gross expense is 1.20 % and the net expense is 1.19%. Net expense reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expense would apply.

7

U.S. High Yield Bond Fund
Subadvisor: Wells Capital Management, Incorporated
Portfolio Managers: Chris Lee, CFA, Mike Schueller, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks total return with a high level of current income. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities that are below-investment-grade (sometimes referred to as “junk bonds” or high yield securities).

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
Corporate bonds	94.7
Term loans	2.9
Convertible bonds	0.4
Rights	0.1
Short-term investments and other	1.9

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2020, the U.S. High Yield Bond Fund Class NAV shares returned 4.67% and the ICE Bank of America U.S. High Yield Index returned 3.71%.

Environment  >  After years of steady expansion, the U.S. economy received a traumatic shock in 2020 with the arrival of the COVID-19 virus. Public reaction and government-ordered lockdowns resulted in a collapse in economic activity with the second quarter of 2020 recording a nearly 10% drop in GDP. Unemployment swiftly soared to double digits. Most areas of consumption declined precipitously. Travel and leisure services bore the brunt of the disruption. Spurred by a negative demand shock, prices for many goods declined during the March-April period, pushing most inflation indicators substantially lower.

The Federal Reserve responded to the pandemic with a dramatic easing of monetary policy, setting overnight rate targets to near zero, as well as purchasing bonds for its own account. A host of credit support measures were put in place to improve the functioning of teetering financial markets. In their actions and rhetoric the monetary authorities made it clear that an aggressive posture to support the economic and financial markets would be in place as long as needed. Fiscal policy also responded swiftly to the pandemic in the form of relief payments to the general public as well as extended unemployment benefits. These measures more than offset the loss of income associated with unemployment increases and other wage losses for many people.

Economic activity probably bottomed in late April, and by the end of May both consumption and employment were turning around. Substantial job gains occurred while claims for unemployment insurance began to subside. Prices generally stabilized, with oil rallying from distressed levels and core inflation measures rebounding from their crisis lows. Stock indices hit new all-time highs over the course of the summer, while Treasury yields remained extremely low. Finally, credit spreads, which widened sharply in the March-April period, narrowed substantially in the ensuing few months.

Security selection was the primary driver of outperformance. Strong selection within energy, in particular midstream and oil field services sectors contributed to relative performance. In particular, “fallen angels” Occidental Petroleum Corp. and Western Midstream Operating LP were important outperformers. Underweights to and strong selection within aerospace and leisure were also notably positive. Sector allocation was a net detractor from relative performance. While an overweight to energy was negative, strong selection within the sector more than offset the impact from allocation. Maturity allocation was slightly negative: an underweight the 7-10 year bucket was detractive. The net impact from ratings allocation was also modestly negative after adjusting for unrated issues, due largely to an underweight higher quality double-B credits, though that impact was also pared by strong selection.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2020	1-year	5-year	10-year	5-year	10-year
U.S. High Yield Bond Fund Class 1	4.67	5.75	6.02	32.23	79.43
U.S. High Yield Bond Fund Class NAV	4.73	5.79	6.06	32.48	80.12
ICE BofA U.S. High Yield Index[3,4]	3.71	6.28	6.70	35.57	91.26

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the U.S. High Yield Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The ICE BofA U.S. High Yield Index (formerly known as ICE BofA Merrill Lynch U.S. High Yield Master II Index) is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and Class NAV shares the gross expenses are 0.87% and 0.82%, respectively, and the net expenses are 0.86% and 0.81%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

8

John Hancock Funds II
Shareholder expense example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (March 1, 2020 through August 31, 2020).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 3-1-2020	Ending value on 8-31-2020	Expenses paid during period ended 8-31-2020[1]	Annualized expense ratio
Asia Pacific Total Return Bond Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,023.40	$4.32	0.85%
	Hypothetical example	1,000.00	1,020.90	4.32	0.85%
Core Bond Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,035.80	$3.33	0.65%
	Hypothetical example	1,000.00	1,021.90	3.30	0.65%
Class NAV	Actual expenses/actual returns	1,000.00	1,036.10	3.07	0.60%
	Hypothetical example	1,000.00	1,022.10	3.05	0.60%
High Yield Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,017.20	$4.26	0.84%
	Hypothetical example	1,000.00	1,020.90	4.27	0.84%
Opportunistic Fixed Income Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,057.50	$4.40	0.85%
	Hypothetical example	1,000.00	1,020.90	4.32	0.85%
U.S. High Yield Bond Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,035.60	$4.45	0.87%
	Hypothetical example	1,000.00	1,020.80	4.42	0.87%
Class NAV	Actual expenses/actual returns	1,000.00	1,035.90	4.20	0.82%
	Hypothetical example	1,000.00	1,021.00	4.17	0.82%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
9

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 43.3%
India - 1.2%
Republic of India 7.590%, 01/11/2026	INR	150,000,000	$2,196,458
Indonesia - 16.1%
Republic of Indonesia
3.700%, 10/30/2049		$1,500,000	1,624,830
3.850%, 10/15/2030		2,513,000	2,879,622
4.750%, 02/11/2029		2,000,000	2,395,520
6.500%, 06/15/2025	IDR	38,000,000,000	2,717,364
6.625%, 05/15/2033		71,945,000,000	4,705,410
7.000%, 05/15/2027 to 09/15/2030		74,000,000,000	5,172,127
8.250%, 05/15/2029		35,000,000,000	2,627,193
8.375%, 03/15/2024 to 04/15/2039		88,000,000,000	6,539,721
			28,661,787
Malaysia - 7.5%
Government of Malaysia
3.757%, 04/20/2023	MYR	26,000,000	6,548,909
4.181%, 07/15/2024		18,000,000	4,657,362
4.392%, 04/15/2026		8,000,000	2,143,473
			13,349,744
Philippines - 2.1%
Republic of the Philippines
3.625%, 09/09/2025	PHP	42,233,286	910,890
3.900%, 11/26/2022		131,000,000	2,746,147
			3,657,037
Singapore - 1.3%
Republic of Singapore 2.750%, 07/01/2023	SGD	3,000,000	2,352,201
South Korea - 12.1%
Export-Import Bank of Korea 6.200%, 08/07/2021	INR	137,000,000	1,872,756
Republic of Korea
1.375%, 06/10/2030	KRW	3,000,000,000	2,492,590
1.875%, 06/10/2029		7,000,000,000	6,062,249
2.000%, 09/10/2022		4,800,000,000	4,131,859
2.375%, 03/10/2023		8,000,000,000	6,974,416
			21,533,870
Thailand - 3.0%
Kingdom of Thailand
1.200%, 07/14/2021	THB	129,055,200	4,130,361
1.585%, 12/17/2035		40,491,000	1,289,869
			5,420,230
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $77,044,909)			$77,171,327
CORPORATE BONDS - 53.3%
Australia - 0.9%
National Australia Bank, Ltd. 2.332%, 08/21/2030 (A)		$1,555,000	1,552,877
China - 12.3%
21Vianet Group, Inc. 7.875%, 10/15/2021		2,000,000	2,040,054
China Aoyuan Group, Ltd. 7.950%, 09/07/2021		2,500,000	2,553,183
China Hongqiao Group, Ltd. 7.125%, 07/22/2022		1,700,000	1,636,250
China SCE Group Holdings, Ltd. 7.375%, 04/09/2024		1,500,000	1,533,906
Country Garden Holdings Company, Ltd. 6.150%, 09/17/2025		1,500,000	1,639,174
Franshion Brilliant, Ltd. (4.000% to 1-3-23, then 5 Year CMT + 5.238%) 01/03/2023 (B)		2,000,000	2,017,844
Asia Pacific Total Return Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
China (continued)
Logan Group Company, Ltd. 5.750%, 01/14/2025	$1,500,000	$1,526,669
Longfor Group Holdings, Ltd. 3.950%, 09/16/2029	2,400,000	2,550,079
New Metro Global, Ltd. 6.500%, 04/23/2021	1,600,000	1,617,210
Redsun Properties Group, Ltd. 9.700%, 04/16/2023	1,276,000	1,308,147
Yuzhou Properties Company, Ltd. 8.300%, 05/27/2025	1,300,000	1,349,137
Zhenro Properties Group, Ltd. 8.650%, 01/21/2023	2,000,000	2,077,854
		21,849,507
Hong Kong - 14.0%
AIA Group, Ltd. 4.875%, 03/11/2044	1,488,000	1,944,727
Bangkok Bank PCL (3.733% to 9-25-29, then 5 Year CMT + 1.900%) 09/25/2034 (A)	1,053,000	1,058,410
Chong Hing Bank, Ltd. (3.876% to 7-26-22, then 5 Year CMT + 2.030%) 07/26/2027	1,800,000	1,799,820
CMB Wing Lung Bank, Ltd. (3.750% to 11-22-22, then 5 Year CMT + 1.750%) 11/22/2027	1,500,000	1,532,650
CNAC HK Finbridge Company, Ltd. 3.875%, 06/19/2029	1,000,000	1,101,886
Coastal Emerald, Ltd. (4.300% to 8-1-24, then 5 Year CMT + 7.445%) 08/01/2024 (B)	2,000,000	2,061,000
Concord New Energy Group, Ltd. 7.900%, 01/23/2021	2,000,000	1,974,493
Dah Sing Bank Ltd. (5.000% to 1-15-24, then 5 Year CMT + 2.550%) 01/15/2029	1,000,000	1,072,720
Far East Horizon, Ltd. (3 month LIBOR + 2.000%) 2.298%, 07/03/2021 (C)	2,300,000	2,283,900
GET International Investment Holdings, Ltd. 3.750%, 07/18/2022	1,151,000	1,177,044
Kasikornbank PCL (3.343% to 10-2-26, then 5 Year CMT + 1.700%) 10/02/2031	1,700,000	1,699,348
Shanghai Commercial Bank, Ltd. (3.750% to 11-29-22, then 5 Year CMT + 1.705%) 11/29/2027	900,000	924,750
Weichai International Hong Kong Energy Group Company, Ltd. (3.750% to 9-14-22, then 5 Year CMT + 6.084%) 09/14/2022 (B)	2,730,000	2,761,508
Yingde Gases Investment, Ltd. 6.250%, 01/19/2023 (A)	2,000,000	2,072,645
Zoomlion HK SPV Company, Ltd. 6.125%, 12/20/2022	1,500,000	1,561,875
		25,026,776
India - 2.5%
Greenko Investment Company 4.875%, 08/16/2023	1,000,000	1,000,161
Indian Railway Finance Corp., Ltd.
3.950%, 02/13/2050 (A)	1,000,000	967,820
3.950%, 02/13/2050	1,500,000	1,451,730

The accompanying notes are an integral part of the financial statements.	10

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
India (continued)
ReNew Power Synthetic 6.670%, 03/12/2024		$1,000,000	$1,045,138
			4,464,849
Indonesia - 5.8%
Adaro Indonesia PT 4.250%, 10/31/2024 (A)		2,217,000	2,183,745
Bayan Resources Tbk PT 6.125%, 01/24/2023 (A)		2,157,000	2,100,622
Chandra Asri Petrochemical Tbk PT 4.950%, 11/08/2024		2,000,000	1,932,586
Jasa Marga Persero Tbk PT 7.500%, 12/11/2020 (A)	IDR	11,300,000,000	756,891
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 6.150%, 05/21/2048		$2,500,000	3,281,250
			10,255,094
Isle of Man - 1.4%
Gohl Capital, Ltd. 4.250%, 01/24/2027		2,500,000	2,510,647
Malaysia - 2.5%
Press Metal Labuan, Ltd. 4.800%, 10/30/2022		2,800,000	2,710,618
SD International Sukuk, Ltd. 6.300%, 05/09/2022		2,000,000	1,721,046
			4,431,664
Mauritius - 1.1%
UPL Corp., Ltd. 4.500%, 03/08/2028		2,000,000	2,045,448
Singapore - 5.6%
Indika Energy Capital III Pte, Ltd.
5.875%, 11/09/2024 (A)		1,200,000	1,131,336
5.875%, 11/09/2024		1,800,000	1,697,004
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/2026 (A)		1,500,000	1,521,508
Singapore Post, Ltd. (4.250% to 3-2-22, then 10 Year Singapore Swap Offered Rate + 3.692%) 03/02/2022 (B)	SGD	5,000,000	3,787,305
TBLA International Pte, Ltd. 7.000%, 01/24/2023		$2,000,000	1,871,183
			10,008,336
South Korea - 2.0%
The Korea Development Bank 7.000%, 11/30/2022 (A)	IDR	52,000,000,000	3,612,415
Asia Pacific Total Return Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Supranational - 2.8%
Asian Development Bank 6.450%, 08/08/2021	INR	360,000,000	$4,961,721
United States - 2.4%
Incitec Pivot Finance LLC 3.950%, 08/03/2027		$2,225,000	2,350,063
Resorts World Las Vegas LLC
4.625%, 04/16/2029 (A)		1,500,000	1,416,660
4.625%, 04/16/2029		600,000	566,664
			4,333,387
TOTAL CORPORATE BONDS (Cost $93,985,835)			$95,052,721
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
Federated Government Obligations Fund, Institutional Class, 0.0186% (D)		1,256,006	1,256,006
TOTAL SHORT-TERM INVESTMENTS (Cost $1,256,006)			$1,256,006
Total Investments (Asia Pacific Total Return Bond Fund) (Cost $172,286,750) - 97.3%			$173,480,054
Other assets and liabilities, net - 2.7%			4,822,986
TOTAL NET ASSETS - 100.0%			$178,303,040
Currency Abbreviations
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Bhat
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $18,374,929 or 10.3% of the fund's net assets as of 8-31-20.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 8-31-20.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	180	Short	Dec 2020	$(24,960,560)	$(25,048,125)	$(87,565)
						$(87,565)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	11

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Core Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 53.9%
U.S. Government – 20.0%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$50,848,000	$49,855,842
1.250%, 05/15/2050	11,923,000	11,244,879
1.375%, 08/15/2050	12,298,000	11,975,178
2.500%, 02/15/2045	19,551,000	23,889,642
2.750%, 11/15/2042	40,285,000	51,217,027
2.875%, 05/15/2043	33,130,000	42,947,351
3.125%, 08/15/2044	11,528,000	15,582,163
U.S. Treasury Notes
0.125%, 05/31/2022 to 08/15/2023	143,807,000	143,714,869
0.250%, 06/15/2023 to 07/31/2025	35,526,000	35,530,228
0.375%, 07/31/2027	15,760,000	15,639,338
0.625%, 08/15/2030	17,223,000	17,080,372
1.375%, 01/31/2021 to 05/31/2021	91,017,000	91,670,868
2.125%, 05/15/2022	626,000	647,054
2.250%, 04/30/2021	12,711,000	12,887,266
2.375%, 03/15/2022	6,494,000	6,715,963
3.125%, 05/15/2021	11,840,000	12,085,125
		542,683,165
U.S. Government Agency – 33.9%
Federal Home Loan Mortgage Corp.
3.000%, 02/01/2050	500,488	533,081
3.500%, 02/01/2048 to 11/01/2049	14,493,254	15,573,212
4.000%, 01/01/2035 to 11/01/2049	47,000,629	51,507,367
4.500%, 06/01/2039 to 08/01/2049	16,046,318	17,939,173
5.000%, 05/01/2048 to 03/01/2049	13,400,511	15,110,850
Federal National Mortgage Association
1.500%, TBA (A)	21,900,000	22,378,513
2.000%, TBA (A)	133,000,000	137,211,008
2.500%, TBA (A)	91,000,000	95,429,551
2.678%, (12 month LIBOR + 1.586%), 01/01/2046 (B)	7,145,207	7,422,990
2.767%, (12 month LIBOR + 1.579%), 06/01/2045 (B)	2,001,446	2,074,962
3.000%, 01/01/2043 to 02/01/2050	3,912,889	4,199,084
3.500%, 09/01/2032 to 11/01/2049	14,774,333	15,737,934
4.000%, 09/01/2033 to 12/01/2049	98,994,768	109,494,440
4.500%, 05/01/2034 to 01/01/2059	85,753,760	96,244,323
5.000%, 07/01/2044 to 11/01/2049	87,218,785	98,781,382
5.500%, 12/01/2048 to 06/01/2049	10,577,332	12,021,983
Government National Mortgage Association
2.000%, TBA (A)	56,900,000	58,673,289
2.500%, TBA (A)	33,300,000	35,027,234
3.000%, 02/20/2050 to 03/20/2050	12,486,545	13,354,345
3.500%, 01/20/2048 to 08/20/2049	6,566,615	7,218,485
4.000%, 06/20/2047 to 07/20/2049	48,691,889	52,713,839
4.500%, 08/15/2047 to 05/20/2049	14,039,583	15,476,095
5.000%, 12/20/2039 to 03/20/2049	31,682,532	34,741,625
		918,864,765
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,443,505,217)		$1,461,547,930
FOREIGN GOVERNMENT OBLIGATIONS – 1.3%
Bermuda – 0.0%
Government of Bermuda 3.375%, 08/20/2050 (C)	994,000	1,040,221
Colombia – 0.1%
Republic of Colombia 3.125%, 04/15/2031	2,208,000	2,294,134
Indonesia – 0.1%
Republic of Indonesia 4.450%, 04/15/2070	1,323,000	1,622,699
Core Bond Fund (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel – 0.1%
State of Israel
3.375%, 01/15/2050	$818,000	$900,863
4.500%, 12/31/2099	913,000	1,253,624
		2,154,487
Japan – 0.1%
Japan Bank for International Cooperation 1.750%, 10/17/2024	2,264,000	2,377,092
Mexico – 0.4%
Government of Mexico
3.250%, 04/16/2030	1,669,000	1,723,243
3.900%, 04/27/2025	2,219,000	2,440,900
4.500%, 04/22/2029	3,790,000	4,265,645
4.600%, 02/10/2048	946,000	1,038,472
4.750%, 03/08/2044	1,124,000	1,258,318
5.000%, 04/27/2051	1,087,000	1,251,952
		11,978,530
Paraguay – 0.1%
Republic of Paraguay
4.950%, 04/28/2031 (C)	1,390,000	1,605,450
5.400%, 03/30/2050 (C)	1,740,000	2,190,677
		3,796,127
Peru – 0.1%
Republic of Peru
2.392%, 01/23/2026	1,415,000	1,487,165
2.783%, 01/23/2031	425,000	462,188
		1,949,353
Qatar – 0.1%
State of Qatar 3.400%, 04/16/2025 (C)	3,436,000	3,767,677
United Arab Emirates – 0.2%
Government of Abu Dhabi 2.500%, 04/16/2025 (C)	4,838,000	5,128,038
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $32,911,028)		$36,108,358
CORPORATE BONDS – 32.8%
Communication services – 3.0%
Activision Blizzard, Inc.
1.350%, 09/15/2030	900,000	877,565
2.500%, 09/15/2050	1,038,000	973,773
Alphabet, Inc.
1.900%, 08/15/2040	602,000	585,334
2.250%, 08/15/2060	1,204,000	1,143,566
AT&T, Inc.
1.650%, 02/01/2028	1,346,000	1,364,181
2.250%, 02/01/2032	1,790,000	1,814,323
2.300%, 06/01/2027	2,717,000	2,881,249
2.750%, 06/01/2031	2,717,000	2,878,390
3.000%, 06/30/2022	2,085,000	2,176,392
3.100%, 02/01/2043	430,000	426,742
3.300%, 02/01/2052	1,660,000	1,643,539
3.500%, 06/01/2041	905,000	958,184
3.650%, 06/01/2051	424,000	442,696
3.850%, 06/01/2060	905,000	959,672
4.500%, 03/09/2048	1,586,000	1,857,618
4.850%, 03/01/2039	824,000	996,132
5.150%, 02/15/2050	788,000	1,007,300
5.250%, 03/01/2037	486,000	612,003
5.350%, 12/15/2043	408,000	510,087
5.375%, 10/15/2041	654,000	815,236
Charter Communications Operating LLC
4.464%, 07/23/2022	807,000	859,931
4.800%, 03/01/2050	2,549,000	2,898,604

The accompanying notes are an integral part of the financial statements.	12

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Comcast Corp.
1.950%, 01/15/2031	$2,318,000	$2,385,191
2.450%, 08/15/2052	896,000	852,767
2.650%, 08/15/2062	987,000	946,580
2.800%, 01/15/2051	961,000	967,222
3.100%, 04/01/2025	1,729,000	1,916,815
3.700%, 04/15/2024	1,637,000	1,817,542
3.750%, 04/01/2040	2,065,000	2,435,462
3.950%, 10/15/2025	1,480,000	1,706,213
4.150%, 10/15/2028	2,122,000	2,570,509
4.600%, 10/15/2038	2,073,000	2,657,076
The Walt Disney Company
3.500%, 05/13/2040	1,034,000	1,162,131
3.600%, 01/13/2051	928,000	1,049,189
3.800%, 05/13/2060	644,000	748,294
Time Warner Cable LLC 6.550%, 05/01/2037	583,000	777,880
T-Mobile USA, Inc.
1.500%, 02/15/2026 (C)	2,260,000	2,292,612
2.050%, 02/15/2028 (C)	2,975,000	3,047,263
2.550%, 02/15/2031 (C)	2,047,000	2,140,425
3.500%, 04/15/2025 (C)	3,678,000	4,063,454
3.750%, 04/15/2027 (C)	2,795,000	3,160,893
Verizon Communications, Inc.
3.000%, 03/22/2027	850,000	948,876
3.500%, 11/01/2024	1,975,000	2,195,868
4.016%, 12/03/2029	1,019,000	1,222,785
4.272%, 01/15/2036	362,000	442,618
4.400%, 11/01/2034	1,774,000	2,213,661
4.522%, 09/15/2048	1,103,000	1,443,013
ViacomCBS, Inc.
4.200%, 05/19/2032	2,664,000	3,023,453
4.375%, 03/15/2043	246,000	262,140
4.600%, 01/15/2045	158,000	171,553
4.750%, 05/15/2025	1,403,000	1,619,572
4.950%, 05/19/2050	31,000	35,983
5.850%, 09/01/2043	593,000	738,509
Vodafone Group PLC 4.250%, 09/17/2050	1,606,000	1,864,349
		81,562,415
Consumer discretionary – 2.8%
Advance Auto Parts, Inc. 3.900%, 04/15/2030	4,442,000	4,889,107
Amazon.com, Inc.
1.500%, 06/03/2030	3,604,000	3,678,739
2.500%, 06/03/2050	991,000	996,829
2.700%, 06/03/2060	901,000	919,797
AutoNation, Inc. 4.750%, 06/01/2030	917,000	1,074,269
AutoZone, Inc. 1.650%, 01/15/2031	1,804,000	1,780,640
Best Buy Company, Inc. 4.450%, 10/01/2028	860,000	1,016,606
BorgWarner, Inc. 2.650%, 07/01/2027	1,886,000	1,999,760
Daimler Finance North America LLC 2.125%, 03/10/2025 (C)	2,381,000	2,468,216
Dollar General Corp. 3.500%, 04/03/2030	1,021,000	1,171,348
General Motors Company 5.400%, 04/01/2048	1,260,000	1,381,257
General Motors Financial Company, Inc.
1.700%, 08/18/2023	2,783,000	2,799,486
2.700%, 08/20/2027	2,797,000	2,792,695
2.750%, 06/20/2025	4,782,000	4,937,962
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
General Motors Financial Company, Inc. (continued)
2.900%, 02/26/2025	$2,147,000	$2,230,860
4.350%, 04/09/2025	491,000	536,866
5.200%, 03/20/2023	2,805,000	3,059,655
Harley-Davidson Financial Services, Inc. 3.350%, 06/08/2025 (C)	1,735,000	1,841,202
Lowe's Companies, Inc.
3.650%, 04/05/2029	595,000	688,575
4.000%, 04/15/2025	917,000	1,046,558
5.000%, 04/15/2040	1,034,000	1,368,263
Marriott International, Inc.
4.625%, 06/15/2030	1,203,000	1,316,866
5.750%, 05/01/2025	1,120,000	1,257,375
McDonald's Corp.
1.450%, 09/01/2025	657,000	678,138
2.125%, 03/01/2030	241,000	250,408
3.700%, 01/30/2026	1,295,000	1,478,694
NIKE, Inc.
2.400%, 03/27/2025	1,250,000	1,346,566
2.750%, 03/27/2027	834,000	925,200
2.850%, 03/27/2030	822,000	918,964
3.375%, 03/27/2050	1,019,000	1,166,230
O'Reilly Automotive, Inc. 4.200%, 04/01/2030	881,000	1,059,429
Ralph Lauren Corp.
1.700%, 06/15/2022	1,468,000	1,497,026
2.950%, 06/15/2030	2,405,000	2,486,372
Starbucks Corp.
1.300%, 05/07/2022	1,076,000	1,092,901
3.350%, 03/12/2050	423,000	431,038
3.500%, 11/15/2050	645,000	683,374
The Home Depot, Inc.
2.500%, 04/15/2027	1,046,000	1,144,699
2.700%, 04/15/2030	1,052,000	1,164,839
2.950%, 06/15/2029	480,000	541,161
3.125%, 12/15/2049	2,406,000	2,634,142
3.350%, 04/15/2050	1,728,000	1,965,966
The Leland Stanford Junior University 1.289%, 06/01/2027	347,000	353,688
The Trustees of the University of Pennsylvania 3.610%, 02/15/2119	954,000	1,087,006
Toyota Motor Credit Corp.
1.150%, 08/13/2027	1,718,000	1,720,106
1.350%, 08/25/2023	1,637,000	1,679,513
Yale University
0.873%, 04/15/2025	1,511,000	1,528,382
1.482%, 04/15/2030	1,295,000	1,316,493
		74,403,266
Consumer staples – 1.5%
Alimentation Couche-Tard, Inc. 3.800%, 01/25/2050 (C)	452,000	486,211
Altria Group, Inc.
2.350%, 05/06/2025	369,000	392,486
3.400%, 05/06/2030	1,113,000	1,225,990
3.875%, 09/16/2046	742,000	770,005
4.450%, 05/06/2050	1,405,000	1,605,178
Anheuser-Busch Companies LLC
4.700%, 02/01/2036	1,535,000	1,830,740
4.900%, 02/01/2046	247,000	303,759
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 01/23/2025	1,782,000	2,027,461
4.600%, 04/15/2048	1,131,000	1,345,292

The accompanying notes are an integral part of the financial statements.	13

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Bacardi, Ltd.
4.700%, 05/15/2028 (C)	$1,537,000	$1,789,683
5.300%, 05/15/2048 (C)	1,097,000	1,412,867
BAT Capital Corp.
3.557%, 08/15/2027	1,690,000	1,847,302
4.700%, 04/02/2027	1,810,000	2,096,790
4.906%, 04/02/2030	924,000	1,098,704
Bunge, Ltd. Finance Corp.
1.630%, 08/17/2025	2,234,000	2,246,412
3.750%, 09/25/2027	1,277,000	1,386,176
Constellation Brands, Inc.
3.200%, 02/15/2023	414,000	438,838
3.700%, 12/06/2026	695,000	800,164
3.750%, 05/01/2050	1,360,000	1,493,849
4.400%, 11/15/2025	124,000	144,648
Costco Wholesale Corp.
1.600%, 04/20/2030	5,105,000	5,225,785
1.750%, 04/20/2032	1,315,000	1,353,980
Dollar General Corp. 4.125%, 04/03/2050	194,000	232,414
General Mills, Inc. 2.875%, 04/15/2030	604,000	664,130
Hormel Foods Corp. 1.800%, 06/11/2030	1,892,000	1,960,238
Ingredion, Inc. 3.900%, 06/01/2050	817,000	932,218
Keurig Dr Pepper, Inc. 3.800%, 05/01/2050	883,000	1,019,633
Mars, Inc.
1.625%, 07/16/2032 (C)	2,185,000	2,168,000
2.450%, 07/16/2050 (C)	546,000	521,692
Sysco Corp.
2.400%, 02/15/2030	882,000	878,898
6.600%, 04/01/2050	445,000	613,855
Walmart, Inc.
3.050%, 07/08/2026	795,000	896,599
4.050%, 06/29/2048	22,000	28,379
		41,238,376
Energy – 2.3%
BP Capital Markets America, Inc.
1.749%, 08/10/2030	1,719,000	1,704,681
2.772%, 11/10/2050	2,064,000	1,946,206
3.194%, 04/06/2025	2,104,000	2,317,655
3.543%, 04/06/2027	2,120,000	2,388,430
Concho Resources, Inc. 2.400%, 02/15/2031	1,075,000	1,052,012
Devon Energy Corp.
5.000%, 06/15/2045	447,000	444,749
5.600%, 07/15/2041	683,000	713,988
Diamondback Energy, Inc. 3.250%, 12/01/2026	1,674,000	1,716,979
Ecopetrol SA
5.875%, 05/28/2045	901,000	1,022,455
6.875%, 04/29/2030	429,000	516,409
Enbridge, Inc.
2.500%, 01/15/2025	4,006,000	4,223,951
3.125%, 11/15/2029	1,833,000	1,973,506
Energy Transfer Operating LP
6.050%, 06/01/2041	394,000	397,664
6.125%, 12/15/2045	331,000	336,043
Enterprise Products Operating LLC
2.800%, 01/31/2030	718,000	766,303
3.200%, 02/15/2052	1,347,000	1,275,878
3.700%, 01/31/2051	791,000	801,616
3.950%, 01/31/2060	875,000	885,531
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enterprise Products Operating LLC (continued)
4.200%, 01/31/2050	$320,000	$348,136
Equinor ASA
1.750%, 01/22/2026	1,297,000	1,358,597
3.250%, 11/18/2049	622,000	666,765
Magellan Midstream Partners LP 3.250%, 06/01/2030	1,731,000	1,870,513
Marathon Oil Corp. 4.400%, 07/15/2027	1,661,000	1,703,126
Marathon Petroleum Corp.
3.625%, 09/15/2024	2,230,000	2,404,151
4.500%, 04/01/2048	216,000	230,468
4.700%, 05/01/2025	1,582,000	1,805,876
4.750%, 12/15/2023	677,000	750,218
MPLX LP
1.750%, 03/01/2026	1,344,000	1,343,593
2.650%, 08/15/2030	1,805,000	1,787,821
Noble Energy, Inc.
3.850%, 01/15/2028	399,000	452,591
3.900%, 11/15/2024	922,000	1,022,706
4.200%, 10/15/2049	756,000	915,615
4.950%, 08/15/2047	624,000	817,191
Oleoducto Central SA 4.000%, 07/14/2027 (C)	553,000	576,226
ONEOK, Inc. 3.400%, 09/01/2029	173,000	170,067
Petroleos Mexicanos
2.378%, 04/15/2025	437,500	453,806
2.460%, 12/15/2025	1,870,550	1,946,829
Pioneer Natural Resources Company 1.900%, 08/15/2030	2,254,000	2,179,663
Plains All American Pipeline LP
3.550%, 12/15/2029	1,710,000	1,701,964
4.900%, 02/15/2045	366,000	349,585
Schlumberger Finance Canada, Ltd. 2.650%, 11/20/2022 (C)	854,000	886,265
Suncor Energy, Inc.
2.800%, 05/15/2023	2,232,000	2,352,300
3.100%, 05/15/2025	1,796,000	1,966,910
Sunoco Logistics Partners Operations LP 5.300%, 04/01/2044	569,000	538,495
Tengizchevroil Finance Company International, Ltd. 2.625%, 08/15/2025 (C)	1,406,000	1,428,935
The Williams Companies, Inc.
3.900%, 01/15/2025	599,000	659,488
5.400%, 03/04/2044	848,000	989,215
Total Capital International SA
2.986%, 06/29/2041	703,000	732,118
3.127%, 05/29/2050	1,323,000	1,385,281
Transcontinental Gas Pipe Line Company LLC
3.250%, 05/15/2030 (C)	895,000	976,533
3.950%, 05/15/2050 (C)	1,433,000	1,553,974
		62,809,077
Financials – 9.2%
Affiliated Managers Group, Inc. 3.300%, 06/15/2030	2,703,000	2,893,923
American Financial Group, Inc. 5.250%, 04/02/2030	2,179,000	2,656,523
American International Group, Inc.
3.400%, 06/30/2030	1,908,000	2,112,634
4.200%, 04/01/2028	1,270,000	1,481,474
4.500%, 07/16/2044	1,131,000	1,326,693

The accompanying notes are an integral part of the financial statements.	14

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc. (continued)
4.750%, 04/01/2048	$1,755,000	$2,137,418
Arch Capital Group, Ltd. 3.635%, 06/30/2050	1,123,000	1,197,961
Ares Capital Corp. 3.875%, 01/15/2026	2,696,000	2,735,854
Asian Development Bank 0.625%, 04/07/2022	3,258,000	3,278,195
Athene Holding, Ltd. 6.150%, 04/03/2030	2,656,000	3,210,189
Banco Santander SA
2.746%, 05/28/2025	1,600,000	1,700,670
3.490%, 05/28/2030	800,000	876,645
Bank of America Corp.
4.125%, 01/22/2024	282,000	315,350
4.183%, 11/25/2027	2,395,000	2,761,108
Bank of America Corp. (1.898% to 7-23-30, then SOFR + 1.530%) 07/23/2031	2,146,000	2,165,096
Bank of America Corp. (2.456% to 10-22-24, then 3 month LIBOR + 0.870%) 10/22/2025	2,341,000	2,480,262
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	879,000	935,338
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	4,489,000	4,730,889
Bank of America Corp. (3.093% to 10-1-24, then 3 month LIBOR + 1.090%) 10/01/2025	3,211,000	3,487,129
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	5,783,000	6,462,494
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%) 07/23/2029	4,261,000	5,034,050
Barclays PLC (2.645% to 6-24-30, then 1 Year CMT + 1.900%) 06/24/2031	1,213,000	1,231,591
Barclays PLC (5.088% to 6-20-29, then 3 month LIBOR + 3.054%) 06/20/2030	3,021,000	3,507,419
BNP Paribas SA (2.219% to 6-9-25, then SOFR + 2.070%) 06/09/2026 (C)	2,695,000	2,810,367
BNP Paribas SA (2.819% to 11-19-24, then 3 month LIBOR + 1.111%) 11/19/2025 (C)	4,984,000	5,307,862
BNP Paribas SA (3.052% to 1-13-30, then SOFR + 1.507%) 01/13/2031 (C)	977,000	1,054,696
Brighthouse Financial, Inc. 4.700%, 06/22/2047	948,000	910,360
Brookfield Finance, Inc.
3.900%, 01/25/2028	1,725,000	1,951,802
4.350%, 04/15/2030	2,216,000	2,574,624
Citigroup, Inc. 3.200%, 10/21/2026	1,682,000	1,872,589
Citigroup, Inc. (2.572% to 6-3-30, then SOFR + 2.107%) 06/03/2031	3,470,000	3,666,777
Citigroup, Inc. (2.976% to 11-5-29, then SOFR + 1.422%) 11/05/2030	2,414,000	2,621,168
Citigroup, Inc. (3.106% to 4-8-25, then SOFR + 2.750%) 04/08/2026	9,718,000	10,543,576
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.910%) 03/31/2031	5,419,000	6,581,308
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse Group AG 3.574%, 01/09/2023 (C)	$2,651,000	$2,752,534
Credit Suisse Group AG (2.193% to 6-5-25, then SOFR + 2.044%) 06/05/2026 (C)	3,289,000	3,400,266
Credit Suisse Group AG (2.593% to 9-11-24, then SOFR + 1.560%) 09/11/2025 (C)	608,000	636,449
Credit Suisse Group AG (2.997% to 12-14-22, then 3 month LIBOR + 1.200%) 12/14/2023 (C)	1,471,000	1,536,562
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 06/09/2023	1,326,000	1,432,149
Danske Bank A/S 5.000%, 01/12/2022 (C)	2,133,000	2,248,527
Danske Bank A/S (3.001% to 9-20-21, then 3 month LIBOR + 1.249%) 09/20/2022 (C)	4,164,000	4,251,652
Danske Bank A/S (3.244% to 12-20-24, then 3 month LIBOR + 1.591%) 12/20/2025 (C)	3,884,000	4,167,362
Element Fleet Management Corp. 3.850%, 06/15/2025 (C)	1,735,000	1,831,098
Fidelity National Financial, Inc. 3.400%, 06/15/2030	1,406,000	1,515,855
GE Capital Funding LLC
3.450%, 05/15/2025 (C)	3,629,000	3,849,771
4.400%, 05/15/2030 (C)	742,000	782,093
GE Capital International Funding Company 4.418%, 11/15/2035	2,983,000	3,079,884
HSBC Holdings PLC (1.645% to 4-18-25, then SOFR + 1.538%) 04/18/2026	3,855,000	3,885,364
HSBC Holdings PLC (2.357% to 8-18-30, then SOFR + 1.947%) 08/18/2031	1,299,000	1,313,375
Inter-American Development Bank 0.875%, 04/03/2025	3,341,000	3,410,561
Intercontinental Exchange, Inc.
1.850%, 09/15/2032	1,803,000	1,825,471
2.650%, 09/15/2040	631,000	638,696
JPMorgan Chase & Co. 2.950%, 10/01/2026	250,000	276,915
JPMorgan Chase & Co. (1.514% to 6-1-23, then SOFR + 1.455%) 06/01/2024	8,646,000	8,841,792
JPMorgan Chase & Co. (2.182% to 6-1-27, then SOFR + 1.890%) 06/01/2028	2,593,000	2,711,557
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031	3,592,000	3,856,358
JPMorgan Chase & Co. (3.207% to 4-1-22, then 3 month LIBOR + 0.695%) 04/01/2023	2,760,000	2,878,362
JPMorgan Chase & Co. (4.493% to 3-24-30, then SOFR + 3.790%) 03/24/2031	1,029,000	1,265,561
Landwirtschaftliche Rentenbank 0.500%, 05/27/2025	5,186,000	5,207,750
Lloyds Banking Group PLC (1.326% to 6-15-22, then 1 Year CMT + 1.100%) 06/15/2023	1,762,000	1,778,897

The accompanying notes are an integral part of the financial statements.	15

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Lloyds Banking Group PLC (3.870% to 7-9-24, then 1 Year CMT + 3.500%) 07/09/2025	$4,678,000	$5,143,642
MDGH - GMTN BV 2.875%, 11/07/2029 (C)	1,474,000	1,586,640
National Australia Bank, Ltd. 2.332%, 08/21/2030 (C)	2,428,000	2,424,684
Nationwide Building Society (4.363% to 8-1-23, then 3 month LIBOR + 1.392%) 08/01/2024 (C)	1,634,000	1,788,861
Nationwide Financial Services, Inc. 3.900%, 11/30/2049 (C)	2,035,000	2,082,420
Nationwide Mutual Insurance Company 4.350%, 04/30/2050 (C)	1,155,000	1,265,721
Natwest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%) 11/01/2029	1,384,000	1,460,424
Nomura Holdings, Inc.
2.648%, 01/16/2025	1,545,000	1,628,568
2.679%, 07/16/2030	1,281,000	1,329,620
3.103%, 01/16/2030	4,147,000	4,439,398
S&P Global, Inc.
1.250%, 08/15/2030	864,000	852,948
2.300%, 08/15/2060	1,031,000	950,215
Santander Holdings USA, Inc.
3.244%, 10/05/2026	1,933,000	2,055,709
3.400%, 01/18/2023	622,000	652,569
3.450%, 06/02/2025	3,640,000	3,922,447
4.400%, 07/13/2027	865,000	964,742
4.500%, 07/17/2025	191,000	211,224
Santander UK Group Holdings PLC (1.532% to 8-21-25, then 1 Year CMT + 1.250%) 08/21/2026	5,593,000	5,593,533
Scentre Group Trust 1 3.625%, 01/28/2026 (C)	1,339,000	1,430,480
Societe Generale SA 2.625%, 10/16/2024 to 01/22/2025 (C)	4,385,000	4,586,667
Societe Generale SA (3.653% to 7-8-30, then 5 Year CMT + 3.000%) 07/08/2035 (C)	1,136,000	1,166,527
SVB Financial Group 3.125%, 06/05/2030	692,000	768,623
Swedish Export Credit 0.750%, 04/06/2023	4,416,000	4,462,275
The Andrew W. Mellon Foundation 0.947%, 08/01/2027	1,032,000	1,035,266
The Goldman Sachs Group, Inc.
3.500%, 04/01/2025 to 11/16/2026	9,492,000	10,541,837
3.850%, 01/26/2027	1,405,000	1,599,842
4.000%, 03/03/2024	364,000	403,278
6.750%, 10/01/2037	1,437,000	2,099,403
The Goldman Sachs Group, Inc. (3.272% to 9-29-24, then 3 month LIBOR + 1.201%) 09/29/2025	414,000	450,944
The Royal Bank of Scotland Group PLC (2.359% to 5-22-23, then 1 Year CMT + 2.150%) 05/22/2024	695,000	719,514
The Royal Bank of Scotland Group PLC (3.073% to 5-22-27, then 1 Year CMT + 2.550%) 05/22/2028	1,258,000	1,346,079
The Royal Bank of Scotland Group PLC (4.445% to 5-8-29, then 3 month LIBOR + 1.871%) 05/08/2030	1,280,000	1,503,755
Trust Fibra Uno
4.869%, 01/15/2030 (C)	1,186,000	1,203,790
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Trust Fibra Uno (continued)
6.390%, 01/15/2050 (C)	$721,000	$744,072
UBS Group AG (1.364% to 1-30-26, then 1 Year CMT + 1.080%) 01/30/2027 (C)	2,699,000	2,723,203
UBS Group AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) 08/15/2023 (C)	4,185,000	4,353,958
US Bancorp 1.375%, 07/22/2030	648,000	641,577
		248,123,350
Health care – 4.0%
Abbott Laboratories 3.750%, 11/30/2026	1,066,000	1,247,045
AbbVie, Inc.
2.300%, 11/21/2022 (C)	4,936,000	5,129,379
2.600%, 11/21/2024 (C)	2,106,000	2,257,023
2.900%, 11/06/2022	2,726,000	2,868,079
2.950%, 11/21/2026 (C)	846,000	930,456
3.200%, 11/21/2029 (C)	3,569,000	3,950,067
3.750%, 11/14/2023	228,000	249,823
3.800%, 03/15/2025 (C)	3,519,000	3,933,942
4.050%, 11/21/2039 (C)	983,000	1,146,519
4.250%, 11/14/2028	635,000	755,910
4.250%, 11/21/2049 (C)	2,230,000	2,684,069
4.450%, 05/14/2046	623,000	750,979
Aetna, Inc. 3.875%, 08/15/2047	671,000	778,987
Amgen, Inc.
2.300%, 02/25/2031	1,357,000	1,424,645
3.150%, 02/21/2040	928,000	979,829
Anthem, Inc.
2.250%, 05/15/2030	2,242,000	2,324,720
3.125%, 05/15/2050	901,000	945,328
3.650%, 12/01/2027	1,160,000	1,331,822
AstraZeneca PLC 0.700%, 04/08/2026	2,592,000	2,568,862
Biogen, Inc. 3.150%, 05/01/2050	829,000	838,935
Bristol-Myers Squibb Company
3.200%, 06/15/2026	1,710,000	1,944,181
3.400%, 07/26/2029	1,113,000	1,298,850
3.450%, 11/15/2027	1,221,000	1,402,570
3.875%, 08/15/2025	942,000	1,084,410
3.900%, 02/20/2028	1,309,000	1,526,531
4.250%, 10/26/2049	689,000	914,589
4.350%, 11/15/2047	406,000	541,255
Cigna Corp.
3.400%, 09/17/2021 to 03/01/2027	3,924,000	4,227,463
3.875%, 10/15/2047	1,796,000	2,019,306
4.375%, 10/15/2028	425,000	508,610
CVS Health Corp.
1.300%, 08/21/2027	2,253,000	2,238,823
2.700%, 08/21/2040	628,000	611,530
3.000%, 08/15/2026	913,000	1,001,716
3.700%, 03/09/2023	974,000	1,048,427
4.780%, 03/25/2038	652,000	798,657
Danaher Corp. 3.350%, 09/15/2025	848,000	948,396
DH Europe Finance II Sarl
2.050%, 11/15/2022	1,352,000	1,398,146
2.200%, 11/15/2024	2,316,000	2,454,813
2.600%, 11/15/2029	2,911,000	3,166,541
3.400%, 11/15/2049	705,000	821,085

The accompanying notes are an integral part of the financial statements.	16

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Eli Lilly & Company
2.250%, 05/15/2050	$1,282,000	$1,214,985
2.500%, 09/15/2060	1,288,000	1,221,888
HCA, Inc. 5.250%, 06/15/2049	451,000	563,310
Johnson & Johnson
1.300%, 09/01/2030	863,000	872,245
2.100%, 09/01/2040	302,000	301,041
2.450%, 09/01/2060	430,000	419,663
Merck & Company, Inc.
1.450%, 06/24/2030	1,780,000	1,805,427
2.350%, 06/24/2040	619,000	628,945
2.450%, 06/24/2050	619,000	617,394
3.700%, 02/10/2045	589,000	715,350
Perrigo Finance Unlimited Company 4.900%, 12/15/2044	737,000	795,371
Pfizer, Inc.
2.550%, 05/28/2040	1,289,000	1,345,685
2.700%, 05/28/2050	396,000	410,932
2.800%, 03/11/2022	813,000	844,004
Regeneron Pharmaceuticals, Inc.
1.750%, 09/15/2030	3,438,000	3,352,579
2.800%, 09/15/2050	1,289,000	1,225,606
Royalty Pharma PLC
0.750%, 09/02/2023 (C)	1,295,000	1,294,290
1.200%, 09/02/2025 (C)	1,295,000	1,291,311
3.550%, 09/02/2050 (C)	604,000	578,859
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	1,759,000	1,873,005
Stryker Corp.
1.150%, 06/15/2025	1,812,000	1,840,747
1.950%, 06/15/2030	1,649,000	1,691,304
2.900%, 06/15/2050	1,270,000	1,319,163
Takeda Pharmaceutical Company, Ltd.
2.050%, 03/31/2030	2,164,000	2,196,763
3.175%, 07/09/2050	1,428,000	1,450,945
3.375%, 07/09/2060	588,000	607,314
4.400%, 11/26/2023	1,642,000	1,834,902
Thermo Fisher Scientific, Inc. 4.497%, 03/25/2030	3,156,000	3,924,782
UnitedHealth Group, Inc.
2.000%, 05/15/2030	483,000	505,658
2.750%, 05/15/2040	1,078,000	1,136,973
3.125%, 05/15/2060	448,000	487,627
3.500%, 08/15/2039	289,000	334,876
3.700%, 12/15/2025	913,000	1,049,752
3.750%, 10/15/2047	728,000	868,986
3.875%, 08/15/2059	463,000	576,091
Upjohn, Inc. 4.000%, 06/22/2050 (C)	863,000	939,681
		109,189,772
Industrials – 2.1%
Adani Ports & Special Economic Zone, Ltd. 4.200%, 08/04/2027 (C)	1,556,000	1,594,376
AerCap Ireland Capital DAC
3.500%, 05/26/2022	828,000	832,510
3.950%, 02/01/2022	458,000	463,780
4.450%, 04/03/2026	526,000	530,173
4.625%, 07/01/2022	389,000	398,608
4.875%, 01/16/2024	899,000	926,788
6.500%, 07/15/2025	1,747,000	1,900,054
Aviation Capital Group LLC 5.500%, 12/15/2024 (C)	2,256,000	2,320,040
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Burlington Northern Santa Fe LLC 3.050%, 02/15/2051	$605,000	$665,377
Crowley Conro LLC 4.181%, 08/15/2043	840,187	1,053,441
CSX Corp.
4.300%, 03/01/2048	108,000	136,129
4.750%, 11/15/2048	587,000	787,777
Deere & Company
2.750%, 04/15/2025	1,765,000	1,931,333
3.750%, 04/15/2050	777,000	953,334
General Dynamics Corp. 4.250%, 04/01/2040	352,000	441,473
General Electric Company
3.100%, 01/09/2023	296,000	312,037
3.450%, 05/01/2027	2,518,000	2,673,293
3.625%, 05/01/2030	1,292,000	1,330,082
5.875%, 01/14/2038	141,000	162,828
Highwoods Realty LP 2.600%, 02/01/2031	989,000	982,617
Hutama Karya Persero PT 3.750%, 05/11/2030 (C)	933,000	1,020,702
International Lease Finance Corp. 5.875%, 08/15/2022	646,000	699,831
John Deere Capital Corp.
0.550%, 07/05/2022	2,589,000	2,602,125
1.200%, 04/06/2023	1,994,000	2,037,897
1.750%, 03/09/2027	1,195,000	1,249,815
Northrop Grumman Corp.
2.550%, 10/15/2022	2,677,000	2,800,349
2.930%, 01/15/2025	120,000	130,931
3.250%, 08/01/2023 to 01/15/2028	3,994,000	4,397,912
4.030%, 10/15/2047	879,000	1,070,474
5.150%, 05/01/2040	1,319,000	1,783,073
Raytheon Technologies Corp.
3.650%, 08/16/2023	173,000	188,347
3.950%, 08/16/2025	1,219,000	1,394,419
4.450%, 11/16/2038	1,135,000	1,399,682
Southwest Airlines Company
4.750%, 05/04/2023	1,809,000	1,930,061
5.125%, 06/15/2027	2,714,000	2,959,931
The Boeing Company
2.700%, 02/01/2027	990,000	960,610
2.950%, 02/01/2030	897,000	874,370
3.750%, 02/01/2050	962,000	860,495
5.150%, 05/01/2030	437,000	489,294
Union Pacific Corp.
2.150%, 02/05/2027	1,339,000	1,425,965
2.400%, 02/05/2030	1,657,000	1,790,286
2.950%, 03/01/2022	1,500,000	1,558,074
3.150%, 03/01/2024	718,000	777,304
3.250%, 02/05/2050	2,128,000	2,331,403
3.750%, 02/05/2070	269,000	303,241
4.300%, 03/01/2049	222,000	285,484
		57,718,125
Information technology – 2.8%
Adobe, Inc. 2.300%, 02/01/2030	1,294,000	1,397,848
Apple, Inc.
2.050%, 09/11/2026	2,715,000	2,918,805
2.550%, 08/20/2060	1,978,000	1,931,873
2.650%, 05/11/2050	1,641,000	1,685,778
3.200%, 05/13/2025	622,000	697,357
4.250%, 02/09/2047	740,000	972,287
Broadcom Corp. 3.875%, 01/15/2027	2,051,000	2,272,781

The accompanying notes are an integral part of the financial statements.	17

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Broadcom, Inc.
3.150%, 11/15/2025	$4,738,000	$5,129,070
4.150%, 11/15/2030	2,688,000	3,023,154
4.250%, 04/15/2026	1,451,000	1,645,188
4.700%, 04/15/2025	2,132,000	2,436,424
Dell International LLC
4.900%, 10/01/2026 (C)	431,000	487,651
5.300%, 10/01/2029 (C)	869,000	991,100
6.100%, 07/15/2027 (C)	863,000	1,015,647
Fiserv, Inc.
3.200%, 07/01/2026	1,451,000	1,626,478
3.500%, 07/01/2029	1,553,000	1,766,310
4.200%, 10/01/2028	144,000	171,240
Flex, Ltd. 4.875%, 05/12/2030	2,254,000	2,565,470
HP, Inc. 2.200%, 06/17/2025	2,731,000	2,885,495
IBM Corp.
3.300%, 05/15/2026	457,000	518,774
4.150%, 05/15/2039	655,000	802,861
Intel Corp. 4.600%, 03/25/2040	860,000	1,139,395
KLA Corp. 3.300%, 03/01/2050	1,152,000	1,221,602
Micron Technology, Inc. 2.497%, 04/24/2023	2,673,000	2,791,221
Microsoft Corp.
2.525%, 06/01/2050	691,000	722,915
2.675%, 06/01/2060	1,094,000	1,149,592
2.875%, 02/06/2024	516,000	556,853
4.100%, 02/06/2037	857,000	1,103,069
NVIDIA Corp.
2.850%, 04/01/2030	1,341,000	1,494,730
3.500%, 04/01/2050	3,043,000	3,439,792
NXP BV
2.700%, 05/01/2025 (C)	858,000	914,718
3.150%, 05/01/2027 (C)	1,460,000	1,595,208
3.400%, 05/01/2030 (C)	987,000	1,092,721
3.875%, 06/18/2026 (C)	3,001,000	3,385,279
4.300%, 06/18/2029 (C)	1,133,000	1,318,560
Oracle Corp.
2.625%, 02/15/2023	1,121,000	1,178,886
2.800%, 04/01/2027	2,585,000	2,835,628
2.950%, 11/15/2024	599,000	653,883
3.800%, 11/15/2037	612,000	708,581
3.850%, 04/01/2060	1,427,000	1,646,377
4.000%, 11/15/2047	1,303,000	1,531,991
PayPal Holdings, Inc.
1.350%, 06/01/2023	2,336,000	2,390,251
1.650%, 06/01/2025	3,270,000	3,394,627
ServiceNow, Inc. 1.400%, 09/01/2030	1,802,000	1,769,687
Texas Instruments, Inc. 1.375%, 03/12/2025	1,072,000	1,111,494
		76,088,651
Materials – 0.9%
Barrick North America Finance LLC
5.700%, 05/30/2041	1,034,000	1,457,560
5.750%, 05/01/2043	392,000	570,254
DuPont de Nemours, Inc. 4.205%, 11/15/2023	139,000	153,569
Georgia-Pacific LLC
1.750%, 09/30/2025 (C)	2,856,000	2,985,295
2.100%, 04/30/2027 (C)	1,378,000	1,451,161
2.300%, 04/30/2030 (C)	1,453,000	1,541,710
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
International Paper Company 4.400%, 08/15/2047	$850,000	$1,020,757
Newmont Corp. 2.250%, 10/01/2030	1,354,000	1,413,580
Nucor Corp.
2.000%, 06/01/2025	903,000	947,205
2.700%, 06/01/2030	903,000	971,248
Nutrien, Ltd.
2.950%, 05/13/2030	1,160,000	1,262,281
5.000%, 04/01/2049	1,309,000	1,705,493
Reliance Steel & Aluminum Company
1.300%, 08/15/2025	713,000	714,510
2.150%, 08/15/2030	1,855,000	1,836,381
Steel Dynamics, Inc.
2.400%, 06/15/2025	655,000	689,523
3.250%, 01/15/2031	655,000	703,254
Teck Resources, Ltd. 3.900%, 07/15/2030 (C)	969,000	992,930
The Dow Chemical Company
2.100%, 11/15/2030	2,590,000	2,556,653
3.600%, 11/15/2050	914,000	936,182
		23,909,546
Real estate – 1.2%
Agree LP 2.900%, 10/01/2030	628,000	644,201
Crown Castle International Corp.
3.300%, 07/01/2030	2,430,000	2,696,797
4.000%, 03/01/2027	422,000	484,844
Equinix, Inc.
2.625%, 11/18/2024	1,142,000	1,222,111
2.900%, 11/18/2026	2,383,000	2,601,187
Federal Realty Investment Trust 3.950%, 01/15/2024	1,343,000	1,456,014
GLP Capital LP
4.000%, 01/15/2030	701,000	727,358
5.300%, 01/15/2029	856,000	946,719
Healthpeak Properties, Inc. 2.875%, 01/15/2031	850,000	906,801
Kilroy Realty LP 2.500%, 11/15/2032	1,076,000	1,053,224
Kimco Realty Corp. 1.900%, 03/01/2028	896,000	881,317
Mid-America Apartments LP
1.700%, 02/15/2031	795,000	781,395
3.600%, 06/01/2027	126,000	141,435
3.750%, 06/15/2024	1,984,000	2,157,170
3.950%, 03/15/2029	852,000	988,074
4.000%, 11/15/2025	1,038,000	1,179,260
4.300%, 10/15/2023	868,000	948,927
Realty Income Corp. 3.250%, 01/15/2031	1,935,000	2,150,209
Regency Centers LP 2.950%, 09/15/2029	1,843,000	1,899,063
Spirit Realty LP
3.200%, 02/15/2031	1,999,000	1,952,250
3.400%, 01/15/2030	1,021,000	1,016,284
4.000%, 07/15/2029	491,000	514,234
4.450%, 09/15/2026	97,000	104,938
STORE Capital Corp.
4.500%, 03/15/2028	3,190,000	3,370,276
4.625%, 03/15/2029	1,080,000	1,151,451
VEREIT Operating Partnership LP 3.400%, 01/15/2028	905,000	936,603
		32,912,142

The accompanying notes are an integral part of the financial statements.	18

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities – 3.0%
Alabama Power Company 3.450%, 10/01/2049	$1,178,000	$1,347,077
Ameren Corp. 3.500%, 01/15/2031	404,000	463,079
Arizona Public Service Company 3.150%, 05/15/2025	1,718,000	1,894,785
Black Hills Corp.
3.050%, 10/15/2029	1,452,000	1,581,272
3.875%, 10/15/2049	762,000	870,733
CenterPoint Energy Houston Electric LLC 2.900%, 07/01/2050	585,000	624,002
CenterPoint Energy Resources Corp. 4.100%, 09/01/2047	828,000	950,003
CenterPoint Energy, Inc.
2.500%, 09/01/2022 to 09/01/2024	2,018,000	2,142,635
2.950%, 03/01/2030	719,000	790,507
Consumers Energy Company 2.500%, 05/01/2060	718,000	694,764
Dominion Energy, Inc.
2.000%, 08/15/2021	1,193,000	1,209,095
2.850%, 08/15/2026	1,099,000	1,213,530
DTE Electric Company 2.950%, 03/01/2050	1,873,000	1,984,218
DTE Energy Company
1.050%, 06/01/2025	1,720,000	1,728,579
2.529%, 10/01/2024	227,000	241,783
2.950%, 03/01/2030	1,135,000	1,226,953
3.800%, 03/15/2027	1,708,000	1,922,053
Duke Energy Corp.
1.800%, 09/01/2021	1,786,000	1,810,135
2.450%, 06/01/2030	1,394,000	1,470,312
2.650%, 09/01/2026	1,107,000	1,208,364
Duke Energy Ohio, Inc. 2.125%, 06/01/2030	1,297,000	1,370,976
Duke Energy Progress LLC 2.500%, 08/15/2050	1,031,000	1,013,101
Evergy Kansas Central, Inc. 3.450%, 04/15/2050	2,293,000	2,625,651
Evergy Metro, Inc. 2.250%, 06/01/2030	1,729,000	1,842,120
Evergy, Inc.
2.450%, 09/15/2024	1,584,000	1,680,754
2.900%, 09/15/2029	1,125,000	1,216,641
Exelon Corp. 4.700%, 04/15/2050	1,566,000	2,010,679
FirstEnergy Corp.
1.600%, 01/15/2026	10,000	9,907
3.900%, 07/15/2027	1,584,000	1,736,715
4.250%, 03/15/2023	1,723,000	1,827,499
Interstate Power & Light Company 3.500%, 09/30/2049	650,000	731,326
ITC Holdings Corp. 2.700%, 11/15/2022	1,706,000	1,781,497
Metropolitan Edison Company 4.300%, 01/15/2029 (C)	1,339,000	1,576,493
MidAmerican Energy Company 3.650%, 08/01/2048	901,000	1,090,022
Mississippi Power Company
3.950%, 03/30/2028	2,081,000	2,380,420
4.250%, 03/15/2042	1,250,000	1,475,881
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	2,701,000	2,829,211
2.750%, 05/01/2025	1,449,000	1,575,799
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NiSource, Inc. 0.950%, 08/15/2025	$2,253,000	$2,258,644
Oncor Electric Delivery Company LLC 3.700%, 11/15/2028	1,295,000	1,524,304
Pacific Gas & Electric Company
2.100%, 08/01/2027	1,697,000	1,656,185
2.500%, 02/01/2031	2,324,000	2,258,177
3.300%, 12/01/2027 (D)	1,300,000	1,336,976
3.300%, 08/01/2040	571,000	539,063
3.950%, 12/01/2047 (D)	598,000	561,969
4.500%, 07/01/2040	430,000	451,039
4.550%, 07/01/2030	1,889,000	2,086,915
Pennsylvania Electric Company 3.250%, 03/15/2028 (C)	718,000	779,422
PPL Capital Funding, Inc.
3.100%, 05/15/2026	2,059,000	2,289,744
3.400%, 06/01/2023	244,000	260,083
4.125%, 04/15/2030	2,202,000	2,601,407
5.000%, 03/15/2044	1,135,000	1,446,767
Public Service Electric & Gas Company
2.050%, 08/01/2050	344,000	313,995
2.700%, 05/01/2050	1,882,000	1,951,937
Southern California Edison Company
2.850%, 08/01/2029	862,000	916,337
4.125%, 03/01/2048	1,382,000	1,527,554
4.650%, 10/01/2043	406,000	470,175
Southern Company Gas Capital Corp. 1.750%, 01/15/2031	1,726,000	1,709,023
Trans-Allegheny Interstate Line Company 3.850%, 06/01/2025 (C)	595,000	653,625
		81,741,912
TOTAL CORPORATE BONDS (Cost $837,011,780)		$889,696,632
MUNICIPAL BONDS – 0.4%
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	1,115,000	1,827,184
Los Angeles Community College District (California) 6.750%, 08/01/2049	925,000	1,698,938
North Texas Tollway Authority 6.718%, 01/01/2049	1,390,000	2,499,262
Port Authority of New York & New Jersey 4.458%, 10/01/2062	3,060,000	3,996,911
The Ohio State University 4.800%, 06/01/2111	600,000	891,336
University of Texas 2.439%, 08/15/2049	765,000	789,442
TOTAL MUNICIPAL BONDS (Cost $9,401,268)		$11,703,073
COLLATERALIZED MORTGAGE OBLIGATIONS – 8.1%
Commercial and residential – 4.0%
Angel Oak Mortgage Trust Series 2020-2, Class A1A 2.531%, 01/26/2065 (C)(E)	1,970,960	2,005,194
Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1 3.628%, 03/25/2049 (C)(E)	1,047,491	1,068,635
Angel Oak Mortgage Trust LLC Series 2020-5, Class A1 1.373%, 05/25/2065 (C)(E)	1,117,000	1,116,999

The accompanying notes are an integral part of the financial statements.	19

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Benchmark Mortgage Trust
Series 2018-B1, Class ASB, 3.602%, 01/15/2051 (E)	$532,000	$593,818
Series 2020-B18, Class A5, 1.925%, 07/15/2053	1,330,000	1,365,898
Bunker Hill Loan Depositary Trust
Series 2019-1, Class A1, 3.613%, 10/26/2048 (C)	1,352,584	1,388,337
Series 2019-2, Class A1, 2.879%, 07/25/2049 (C)	2,408,440	2,458,705
CD Mortgage Trust
Series 2016-CD1, Class A1, 1.443%, 08/10/2049	132,772	132,873
Series 2017-CD4, Class A4, 3.514%, 05/10/2050 (E)	4,839,000	5,455,267
Series 2017-CD4, Class ASB, 3.317%, 05/10/2050	702,000	765,391
Series 2017-CD6, Class ASB, 3.332%, 11/13/2050	1,764,000	1,940,983
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A1, 1.793%, 01/10/2048	99,417	99,489
Series 2017-C8, Class A1, 1.965%, 06/15/2050	86,050	86,058
Series 2017-C8, Class ASB, 3.367%, 06/15/2050	733,000	797,103
Citigroup Commercial Mortgage Trust Series 2016-P5, Class A1 1.410%, 10/10/2049	779,593	779,984
COLT Mortgage Loan Trust
Series 2019-1, Class A1, 3.705%, 03/25/2049 (C)(E)	486,446	492,420
Series 2019-2, Class A1, 3.337%, 05/25/2049 (C)(E)	1,656,804	1,673,077
Series 2019-4, Class A1, 2.579%, 11/25/2049 (C)(E)	2,023,917	2,036,482
Series 2020-2, Class A1, 1.853%, 03/25/2065 (C)(E)	2,017,909	2,025,560
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR6, Class A4, 3.101%, 03/10/2046	3,716,000	3,847,671
Series 2015-LC21, Class A4, 3.708%, 07/10/2048	753,000	830,768
Series 2015-LC23, Class A4, 3.774%, 10/10/2048	1,507,000	1,687,764
Series 2016-COR1, Class ASB, 2.972%, 10/10/2049	562,000	599,817
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.504%, 06/15/2057	6,737,176	7,337,698
Series 2015-C4, Class A4, 3.808%, 11/15/2048	898,000	999,662
Series 2016-C5, Class ASB, 3.533%, 11/15/2048	279,000	296,793
DBJPM Mortgage Trust
Series 2017-C6, Class ASB, 3.121%, 06/10/2050	416,000	451,097
Series 2020-C9, Class A5, 1.926%, 09/15/2053	1,773,000	1,823,615
GCAT Trust Series 2019-NQM1, Class A1 2.985%, 02/25/2059 (C)	891,833	902,302
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust
Series 2014-GC18, Class A3, 3.801%, 01/10/2047	$565,161	$602,788
Series 2014-GC18, Class A4, 4.074%, 01/10/2047	2,580,000	2,796,755
Series 2015-GC28, Class A5, 3.396%, 02/10/2048	1,593,000	1,733,650
Series 2015-GC34, Class A4, 3.506%, 10/10/2048	1,606,000	1,774,973
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (C)	3,077,241	3,297,096
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A4, 3.670%, 09/15/2047	793,000	852,015
Series 2014-C26, Class A4, 3.494%, 01/15/2048	1,460,000	1,591,108
Series 2015-C28, Class A3, 2.912%, 10/15/2048	2,889,381	3,061,537
Series 2015-C29, Class A4, 3.611%, 05/15/2048	1,130,000	1,244,150
Series 2015-C33, Class A4, 3.770%, 12/15/2048	437,000	488,890
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class ASB 3.283%, 07/15/2050	781,000	850,880
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class ASB, 3.492%, 03/15/2050	281,000	307,492
Series 2018-C8, Class ASB, 4.145%, 06/15/2051	841,000	967,266
Series 2020-COR7, Class A5, 2.180%, 05/13/2053	888,000	927,476
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4, 4.218%, 07/15/2046 (E)	260,000	278,055
Series 2015-C20, Class A4, 3.249%, 02/15/2048	231,000	249,514
Series 2015-C25, Class ASB, 3.383%, 10/15/2048	842,000	889,520
Series 2015-C27, Class A4, 3.753%, 12/15/2047	226,000	249,889
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A1, 1.445%, 08/15/2049	178,236	178,234
Series 2016-UB11, Class ASB, 2.606%, 08/15/2049	646,000	678,761
Series 2020-HR8, Class A4, 2.041%, 07/15/2053	1,331,000	1,366,145
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, 3.600%, 04/25/2049 (C)(E)	1,130,390	1,152,549
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(E)	1,894,409	1,930,065
SG Residential Mortgage Trust Series 2019-3, Class A1 2.703%, 09/25/2059 (C)(E)	1,879,345	1,894,983

The accompanying notes are an integral part of the financial statements.	20

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, 2.610%, 09/27/2049 (C)(E)	$2,071,100	$2,095,588
Series 2020-1, Class A1, 2.275%, 02/25/2050 (C)(E)	3,693,509	3,753,367
Series 2020-3, Class A1, 1.486%, 04/25/2065 (C)(E)	2,838,811	2,837,230
Verus Securitization Trust
Series 2019-1, Class A1, 3.836%, 02/25/2059 (C)(E)	1,168,177	1,190,033
Series 2019-2, Class A1, 3.211%, 05/25/2059 (C)(E)	3,264,567	3,329,100
Series 2019-3, Class A1, 2.784%, 07/25/2059 (C)	3,979,305	4,043,033
Series 2019-4, Class A1, 2.642%, 11/25/2059 (C)	5,550,021	5,671,841
Series 2019-INV1, Class A1, 3.402%, 12/25/2059 (C)(E)	1,125,255	1,151,294
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (C)(E)	2,145,473	2,186,565
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (C)(E)	2,580,574	2,613,261
Series 2020-1, Class A1, 2.417%, 01/25/2060 (C)(E)	1,271,706	1,297,515
Series 2020-2, Class A1, 2.226%, 05/25/2060 (C)(E)	3,257,606	3,276,328
Visio Trust Series 2019-1, Class A1 3.572%, 06/25/2054 (C)(E)	1,166,487	1,182,287
		109,050,693
U.S. Government Agency – 4.1%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	4,135,768	4,459,122
Series 343, Class F4 (1 month LIBOR + 0.350%), 2.852%, 10/15/2037 (B)	2,467,606	2,456,082
Series 4205, Class PA, 1.750%, 05/15/2043	1,662,622	1,717,653
Series 4426, Class QC, 1.750%, 07/15/2037	2,740,816	2,836,670
Series 4705, Class A, 4.500%, 09/15/2042	1,109,201	1,150,761
Series 4742, Class PA, 3.000%, 10/15/2047	4,106,158	4,347,299
Series 4763, Class CA, 3.000%, 09/15/2038	493,639	534,127
Series 4767, Class KA, 3.000%, 03/15/2048	785,752	854,389
Series 4786, Class DP, 4.500%, 07/15/2042	452,085	456,324
Series 4846, Class PF (1 month LIBOR + 0.350%), 0.512%, 12/15/2048 (B)	729,883	731,145
Series 4880, Class DA, 3.000%, 05/15/2050	3,569,175	3,844,413
Series 4988, Class AF (1 month LIBOR + 0.350%), 0.521%, 10/15/2037 (B)	8,185,342	8,183,397
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	201,970	229,843
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2012-151, Class NX, 1.500%, 01/25/2043	$2,139,298	$2,213,222
Series 2013-11, Class AP, 1.500%, 01/25/2043	5,307,926	5,436,698
Series 2013-30, Class CA, 1.500%, 04/25/2043	488,975	500,510
Series 2013-43, Class BP, 1.750%, 05/25/2043	2,376,114	2,474,870
Series 2014-73, Class MA, 2.500%, 11/25/2044	1,464,180	1,563,906
Series 2015-84, Class PA, 1.700%, 08/25/2033	6,829,531	7,070,758
Series 2016-48, Class MA, 2.000%, 06/25/2038	8,891,858	9,227,678
Series 2016-57, Class PC, 1.750%, 06/25/2046	13,190,394	13,657,750
Series 2017-13, Class PA, 3.000%, 08/25/2046	1,562,671	1,674,012
Series 2017-42, Class H, 3.000%, 11/25/2043	1,738,673	1,800,905
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (E)	633,000	699,046
Series 2018-14, Class KC, 3.000%, 03/25/2048	2,232,945	2,415,252
Series 2018-15, Class AB, 3.000%, 03/25/2048	647,609	699,757
Series 2018-8, Class KL, 2.500%, 03/25/2047	2,076,655	2,181,641
Series 2019-25, Class PA, 3.000%, 05/25/2048	4,177,202	4,488,602
Series 2019-35, Class MB, 3.000%, 07/25/2049	2,995,962	3,232,585
Series 2019-8, Class GA, 3.000%, 03/25/2049	7,089,562	7,454,260
Series 414, Class A35, 3.500%, 10/25/2042	2,024,334	2,171,563
Government National Mortgage Association
Series 2012-141, Class WA, 4.539%, 11/16/2041 (E)	450,128	497,559
Series 2017-167, Class BQ, 2.500%, 08/20/2044	1,877,228	1,947,206
Series 2019-132, Class NA, 3.500%, 09/20/2049	4,669,911	4,863,084
Series 2019-31, Class JC, 3.500%, 03/20/2049	2,422,078	2,558,571
		110,630,660
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $211,359,188)		$219,681,353
ASSET BACKED SECURITIES – 9.5%
Americredit Automobile Receivables Trust
Series 2020-1, Class A2A 1.100%, 03/20/2023	567,000	569,019
Series 2020-2, Class A2A 0.600%, 12/18/2023	4,325,000	4,329,047
Avis Budget Rental Car Funding AESOP LLC
Series 2017-1A, Class A 3.070%, 09/20/2023 (C)	939,000	959,507

The accompanying notes are an integral part of the financial statements.	21

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC (continued)
Series 2019-3A, Class A 2.360%, 03/20/2026 (C)	$1,615,000	$1,648,927
Series 2020-2A, Class A 2.020%, 02/20/2027 (C)	5,849,000	5,862,623
Capital One Multi-Asset Execution Trust
Series 2016-A2, Class A2 (1 month LIBOR + 0.630%) 0.792%, 02/15/2024 (B)	3,814,000	3,828,010
Series 2016-A7, Class A7 (1 month LIBOR + 0.510%) 0.672%, 09/16/2024 (B)	2,272,000	2,282,359
CNH Equipment Trust
Series 2020-A, Class A3 1.160%, 06/16/2025	1,960,000	1,987,026
Series 2020-A, Class A4 1.510%, 04/15/2027	551,000	567,181
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 1.825%, 11/26/2046 (B)(C)	943,465	938,484
Series 2018-A, Class A2 4.130%, 12/26/2047 (C)	1,071,563	1,166,711
Series 2019-A, Class A2 3.280%, 12/28/2048 (C)	1,079,168	1,139,110
Ford Credit Auto Lease Trust Series 2020-B, Class A3 0.620%, 08/15/2023	4,941,000	4,960,533
Ford Credit Auto Owner Trust
Series 2018-1, Class A 3.190%, 07/15/2031 (C)	7,349,000	8,111,997
Series 2018-2, Class A 3.470%, 01/15/2030 (C)	4,408,000	4,770,376
Series 2019-1, Class A 3.520%, 07/15/2030 (C)	3,514,000	3,852,902
Series 2020-1, Class A 2.040%, 08/15/2031 (C)	7,009,000	7,398,976
Series 2020-A, Class A3 1.040%, 08/15/2024	2,036,000	2,061,570
Series 2020-B, Class A4 0.790%, 11/15/2025	1,756,000	1,775,350
GM Financial Automobile Leasing Trust Series 2020-2, Class A4 1.010%, 07/22/2024	512,000	518,735
GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A3 1.490%, 12/16/2024	389,000	397,895
Mercedes-Benz Auto Receivables Trust
Series 2020-1, Class A3 0.550%, 02/18/2025	3,411,000	3,427,664
Series 2020-1, Class A4 0.770%, 10/15/2026	898,000	906,977
Navient Private Education Loan Trust
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 2.312%, 12/15/2045 (B)(C)	677,854	688,819
Series 2018-BA, Class A2A 3.610%, 12/15/2059 (C)	1,307,546	1,356,573
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (C)	6,751,719	6,887,057
Series 2018-CA, Class A2 3.520%, 06/16/2042 (C)	748,492	769,464
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust (continued)
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (C)	$3,186,000	$3,365,458
Series 2019-CA, Class A2 3.130%, 02/15/2068 (C)	3,693,000	3,822,567
Series 2019-D, Class A2A 3.010%, 12/15/2059 (C)	5,091,000	5,347,904
Series 2019-D, Class A2B (1 month LIBOR + 1.050%) 1.212%, 12/15/2059 (B)(C)	2,053,000	2,053,085
Series 2019-FA, Class A2 2.600%, 08/15/2068 (C)	5,329,000	5,504,202
Series 2019-GA, Class A 2.400%, 10/15/2068 (C)	4,663,831	4,774,260
Series 2020-A, Class A2A 2.460%, 11/15/2068 (C)	3,338,000	3,465,125
Series 2020-A, Class A2B (1 month LIBOR + 0.900%) 1.062%, 11/15/2068 (B)(C)	2,393,000	2,379,262
Series 2020-BA, Class A2 2.120%, 01/15/2069 (C)	2,124,000	2,155,364
Series 2020-CA, Class A2A 2.150%, 11/15/2068 (C)	2,018,000	2,048,724
Series 2020-DA, Class A 1.690%, 05/15/2069 (C)	2,113,009	2,136,415
Series 2020-EA, Class A 1.690%, 05/15/2069 (C)	1,176,916	1,190,282
Series 2020-FA, Class A 1.220%, 07/15/2069 (C)	1,245,000	1,246,792
Navient Student Loan Trust
Series 2016-3A, Class A2 (1 month LIBOR + 0.850%) 1.025%, 06/25/2065 (B)(C)	112,724	112,741
Series 2018-EA, Class A2 4.000%, 12/15/2059 (C)	1,964,000	2,041,826
Series 2019-BA, Class A2A 3.390%, 12/15/2059 (C)	3,938,000	4,138,809
Series 2020-1A, Class A1B (1 month LIBOR + 1.050%) 1.199%, 06/25/2069 (B)(C)	5,534,000	5,582,729
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 1.171%, 10/27/2036 (B)	602,855	590,756
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 0.405%, 01/25/2037 (B)	1,849,442	1,786,556
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 0.355%, 10/25/2033 (B)	7,116,119	6,818,836
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 0.406%, 03/23/2037 (B)	9,263,305	8,888,995
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 0.426%, 12/24/2035 (B)	5,800,315	5,599,839
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 0.486%, 03/22/2032 (B)	621,419	582,504
Series 2012-2A, Class A (1 month LIBOR + 0.800%) 0.975%, 12/26/2033 (B)(C)	4,064,146	4,017,847
Series 2014-1A, Class A (1 month LIBOR + 0.570%) 0.745%, 09/25/2041 (B)(C)	563,456	546,822

The accompanying notes are an integral part of the financial statements.	22

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust
Series 2020-1, Class A3 2.030%, 02/15/2024	$1,025,000	$1,045,953
Series 2020-2, Class A2A 0.620%, 05/15/2023	4,990,000	4,993,739
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (C)	6,020,000	6,415,910
SLC Student Loan Trust Series 2008-1, Class A4A (3 month LIBOR + 1.600%) 1.913%, 12/15/2032 (B)	1,590,814	1,584,906
SLM Student Loan Trust
Series 2003-1, Class A5C (3 month LIBOR + 0.750%) 1.063%, 12/15/2032 (B)(C)	889,290	824,624
Series 2007-2, Class A4 (3 month LIBOR + 0.060%) 0.305%, 07/25/2022 (B)	2,231,336	2,088,224
Series 2010-1, Class A (1 month LIBOR + 0.400%) 0.575%, 03/25/2025 (B)	347,572	330,810
Series 2012-1, Class A3 (1 month LIBOR + 0.950%) 1.125%, 09/25/2028 (B)	3,217,373	3,068,175
Series 2012-2, Class A (1 month LIBOR + 0.700%) 0.875%, 01/25/2029 (B)	2,967,818	2,789,752
Series 2012-6, Class A3 (1 month LIBOR + 0.750%) 0.925%, 05/26/2026 (B)	577,481	554,519
Series 2013-4, Class A (1 month LIBOR + 0.550%) 0.725%, 06/25/2043 (B)	4,521,672	4,414,768
SMB Private Education Loan Trust
Series 2015-A, Class A2B (1 month LIBOR + 1.000%) 1.162%, 06/15/2027 (B)(C)	719,025	720,181
Series 2015-C, Class A2B (1 month LIBOR + 1.400%) 1.562%, 07/15/2027 (B)(C)	278,457	279,370
Series 2016-A, Class A2A 2.700%, 05/15/2031 (C)	1,871,988	1,913,819
Series 2016-B, Class A2A 2.430%, 02/17/2032 (C)	308,076	314,324
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) 1.262%, 09/15/2034 (B)(C)	950,364	949,430
Series 2018-C, Class A2A 3.630%, 11/15/2035 (C)	1,826,415	1,921,367
Series 2019-A, Class A2A 3.440%, 07/15/2036 (C)	5,194,000	5,457,681
Series 2020-BA, Class A1A 1.290%, 07/15/2053 (C)	5,366,000	5,359,286
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (C)	11,177,000	11,252,236
SoFi Professional Loan Program LLC
Series 2016-A, Class A2 2.760%, 12/26/2036 (C)	793,909	801,662
Series 2016-D, Class A1 (1 month LIBOR + 0.950%) 1.125%, 01/25/2039 (B)(C)	76,311	76,271
Series 2016-E, Class A1 (1 month LIBOR + 0.850%) 1.025%, 07/25/2039 (B)(C)	166,897	166,447
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC (continued)
Series 2017-A, Class A1 (1 month LIBOR + 0.700%) 0.875%, 03/26/2040 (B)(C)	$294,211	$293,892
Series 2017-C, Class A1 (1 month LIBOR + 0.600%) 0.775%, 07/25/2040 (B)(C)	421,673	420,130
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (C)	934,662	957,608
Series 2017-E, Class A1 (1 month LIBOR + 0.500%) 0.675%, 11/26/2040 (B)(C)	118,286	118,067
Series 2017-E, Class A2B 2.720%, 11/26/2040 (C)	3,091,987	3,142,236
Series 2018-A, Class A2B 2.950%, 02/25/2042 (C)	1,487,000	1,537,381
Series 2020-A, Class A2FX 2.540%, 05/15/2046 (C)	4,799,000	4,988,678
Series 2020-C, Class AFX 1.950%, 02/15/2046 (C)	3,885,924	3,963,819
SoFi Professional Loan Program Trust Series 2018-B, Class A2FX 3.340%, 08/25/2047 (C)	11,367,000	11,736,661
Triton Container Finance VIII LLC Series 2020-1A, Class A 2.110%, 09/20/2045 (C)	2,095,000	2,094,728
Verizon Owner Trust
Series 2019-C, Class A1A 1.940%, 04/22/2024	2,176,000	2,231,383
Series 2020-A, Class A1A 1.850%, 07/22/2024	5,078,000	5,215,875
Series 2020-B, Class A 0.470%, 02/20/2025	7,126,000	7,123,378
Volkswagen Auto Loan Enhanced Trust
Series 2020-1, Class A3 0.980%, 11/20/2024	2,639,000	2,670,581
Series 2020-1, Class A4 1.260%, 08/20/2026	925,000	947,594
TOTAL ASSET BACKED SECURITIES (Cost $253,690,108)		$258,126,057
SHORT-TERM INVESTMENTS – 8.0%
Short-term funds – 8.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0399% (F)	217,020,553	217,020,553
TOTAL SHORT-TERM INVESTMENTS (Cost $217,020,553)		$217,020,553
Total Investments (Core Bond Fund) (Cost $3,004,899,142) – 114.0%		$3,093,883,956
Other assets and liabilities, net – (14.0%)		(380,273,464)
TOTAL NET ASSETS – 100.0%		$2,713,610,492
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.

The accompanying notes are an integral part of the financial statements.	23

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Core Bond Fund (continued)
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $379,642,404 or 14.0% of the fund's net assets as of 8-31-20.
(D)	Non-income producing - Issuer is in default.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 8-31-20.
High Yield Fund
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 1.0%
Argentina – 0.5%
Provincia de Buenos Aires 7.875%, 06/15/2027 (A)		$870,000	$408,909
Republic of Argentina
5.625%, 01/26/2022 (A)		470,000	223,250
6.875%, 01/26/2027 (A)		430,000	190,709
7.500%, 04/22/2026 (A)		330,000	150,153
			973,021
Brazil – 0.5%
Federative Republic of Brazil 10.000%, 01/01/2021 to 01/01/2027	BRL	4,205,000	875,466
Indonesia – 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	543,000,000	40,461
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,428,169)			$1,888,948
CORPORATE BONDS – 84.9%
Communication services – 13.8%
Allen Media LLC 10.500%, 02/15/2028 (B)		$950,000	940,795
Altice France Holding SA 10.500%, 05/15/2027 (B)		290,000	332,413
Altice France SA 7.375%, 05/01/2026 (B)		2,530,000	2,685,955
CCO Holdings LLC
4.250%, 02/01/2031 (B)		100,000	104,472
4.500%, 05/01/2032 (B)		260,000	275,571
5.125%, 05/01/2027 (B)		1,270,000	1,352,575
5.750%, 02/15/2026 (B)		215,000	225,333
CenturyLink, Inc. 4.000%, 02/15/2027 (B)		370,000	375,968
Charter Communications Operating LLC 6.484%, 10/23/2045		250,000	333,955
Clear Channel International BV 6.625%, 08/01/2025 (B)		380,000	393,300
Cogent Communications Group, Inc. 5.375%, 03/01/2022 (B)		430,000	442,900
CSC Holdings LLC 6.500%, 02/01/2029 (B)		1,370,000	1,543,819
DISH DBS Corp. 7.750%, 07/01/2026		2,150,000	2,461,750
iHeartCommunications, Inc.
4.750%, 01/15/2028 (B)		280,000	268,128
5.250%, 08/15/2027 (B)		780,000	778,050
Intelsat Jackson Holdings SA 8.000%, 02/15/2024 (A)(B)		330,000	336,600
Lions Gate Capital Holdings LLC 5.875%, 11/01/2024 (B)		1,000,000	1,007,500
Match Group Holdings II LLC
4.625%, 06/01/2028 (B)		660,000	694,987
5.000%, 12/15/2027 (B)		400,000	426,500
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Netflix, Inc.
4.875%, 06/15/2030 (B)	$500,000	$579,375
5.375%, 11/15/2029 (B)	770,000	925,925
6.375%, 05/15/2029	490,000	621,075
Sprint Capital Corp. 8.750%, 03/15/2032	1,260,000	1,903,151
Sprint Communications, Inc. 11.500%, 11/15/2021	841,000	936,748
Sprint Corp.
7.625%, 02/15/2025	40,000	47,900
7.875%, 09/15/2023	1,470,000	1,709,794
Telecom Italia SpA 5.303%, 05/30/2024 (B)	600,000	662,376
Time Warner Cable LLC 7.300%, 07/01/2038	680,000	965,731
Twitter, Inc. 3.875%, 12/15/2027 (B)	480,000	506,496
Univision Communications, Inc.
5.125%, 02/15/2025 (B)	430,000	432,688
9.500%, 05/01/2025 (B)	650,000	711,750
UPC Holding BV 5.500%, 01/15/2028 (B)	370,000	386,221
Virgin Media Secured Finance PLC 5.500%, 08/15/2026 to 05/15/2029 (B)	1,940,000	2,058,301
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/2028 (B)	510,000	528,590
		27,956,692
Consumer discretionary – 15.0%
American Axle & Manufacturing, Inc. 6.500%, 04/01/2027	670,000	688,425
American News Company LLC (8.500% Cash or 10.000% PIK) 8.500%, 09/01/2026 (B)	1,054,618	1,154,807
Boyne USA, Inc. 7.250%, 05/01/2025 (B)	1,130,000	1,197,800
Brinker International, Inc. 5.000%, 10/01/2024 (B)	420,000	417,900
Carriage Services, Inc. 6.625%, 06/01/2026 (B)	730,000	771,975
Century Communities, Inc. 5.875%, 07/15/2025	1,040,000	1,081,600
Colt Merger Sub, Inc. 6.250%, 07/01/2025 (B)	390,000	412,796
ESH Hospitality, Inc. 4.625%, 10/01/2027 (B)	420,000	419,992
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(B)	2,983,778	298
Ford Motor Company
8.500%, 04/21/2023	20,000	22,108
9.000%, 04/22/2025	1,060,000	1,240,481
Ford Motor Credit Company LLC
3.087%, 01/09/2023	1,250,000	1,242,375
3.096%, 05/04/2023	790,000	784,075
5.125%, 06/16/2025	500,000	525,365
Golden Nugget, Inc. 8.750%, 10/01/2025 (B)	660,000	491,700
Hanesbrands, Inc.
4.875%, 05/15/2026 (B)	550,000	598,802
5.375%, 05/15/2025 (B)	190,000	202,635
Hilton Domestic Operating Company, Inc.
5.375%, 05/01/2025 (B)	410,000	429,803
5.750%, 05/01/2028 (B)	290,000	306,675

The accompanying notes are an integral part of the financial statements.	24

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Hilton Worldwide Finance LLC 4.625%, 04/01/2025		$240,000	$242,400
Installed Building Products, Inc. 5.750%, 02/01/2028 (B)		500,000	527,500
International Game Technology PLC 5.250%, 01/15/2029 (B)		720,000	738,000
IRB Holding Corp. 7.000%, 06/15/2025 (B)		370,000	394,975
L Brands, Inc.
5.250%, 02/01/2028		1,080,000	1,036,800
6.875%, 07/01/2025 (B)		290,000	313,774
9.375%, 07/01/2025 (B)		370,000	430,976
Lennar Corp.
4.750%, 11/29/2027		150,000	171,000
5.875%, 11/15/2024		640,000	715,200
Levi Strauss & Company 5.000%, 05/01/2025		160,000	163,600
Marston's Issuer PLC (3 month GBP LIBOR + 2.550%) 2.632%, 07/15/2035 (C)	GBP	380,000	388,950
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (B)		$340,000	348,160
MGM Growth Properties Operating Partnership LP 4.500%, 09/01/2026		310,000	325,500
Michaels Stores, Inc. 8.000%, 07/15/2027 (B)(D)		360,000	363,600
Mohegan Gaming & Entertainment 7.875%, 10/15/2024 (B)		1,060,000	1,003,025
NCL Corp., Ltd.
3.625%, 12/15/2024 (B)		450,000	308,813
10.250%, 02/01/2026 (B)		720,000	723,600
12.250%, 05/15/2024 (B)		800,000	891,000
Party City Holdings, Inc. (Greater of 6 month LIBOR + 5.000% or 5.750%) 5.750%, 07/15/2025 (B)(C)		145,825	91,141
PetSmart, Inc. 8.875%, 06/01/2025 (B)		320,000	332,160
Sands China, Ltd. 5.400%, 08/08/2028		200,000	226,600
Scientific Games International, Inc. 7.000%, 05/15/2028 (B)		860,000	842,989
Service Corp. International 3.375%, 08/15/2030		220,000	224,125
Silversea Cruise Finance, Ltd. 7.250%, 02/01/2025 (B)		632,000	634,632
Speedway Motorsports LLC 4.875%, 11/01/2027 (B)		280,000	266,000
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (B)		380,000	368,600
The ServiceMaster Company LLC 5.125%, 11/15/2024 (B)		400,000	408,000
The William Carter Company
5.500%, 05/15/2025 (B)		250,000	266,560
5.625%, 03/15/2027 (B)		390,000	414,328
TopBuild Corp. 5.625%, 05/01/2026 (B)		560,000	582,943
Viking Cruises, Ltd.
5.875%, 09/15/2027 (B)		570,000	404,700
13.000%, 05/15/2025 (B)		1,000,000	1,110,000
VOC Escrow, Ltd. 5.000%, 02/15/2028 (B)		990,000	821,700
WW International, Inc. 8.625%, 12/01/2025 (B)		900,000	947,250
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (B)	$330,000	$332,541
Wynn Macau, Ltd. 5.125%, 12/15/2029 (B)	300,000	294,750
Wynn Resorts Finance LLC 7.750%, 04/15/2025 (B)	600,000	630,000
		30,275,504
Consumer staples – 3.1%
Altria Group, Inc. 5.950%, 02/14/2049	410,000	554,066
Cott Holdings, Inc. 5.500%, 04/01/2025 (B)	530,000	547,888
Kraft Heinz Foods Company
3.875%, 05/15/2027 (B)	30,000	32,078
4.250%, 03/01/2031 (B)	170,000	187,830
5.200%, 07/15/2045	510,000	577,922
5.500%, 06/01/2050 (B)	520,000	612,163
Lamb Weston Holdings, Inc. 4.875%, 11/01/2026 to 05/15/2028 (B)	470,000	497,743
Sally Holdings LLC 5.625%, 12/01/2025	780,000	791,700
Simmons Foods, Inc. 5.750%, 11/01/2024 (B)	940,000	963,218
SunOpta Foods, Inc. 9.500%, 10/09/2022 (B)	920,000	939,550
TreeHouse Foods, Inc. 4.000%, 09/01/2028 (E)	470,000	478,314
		6,182,472
Energy – 11.4%
Antero Midstream Partners LP 5.375%, 09/15/2024	250,000	230,625
Apache Corp.
4.875%, 11/15/2027	310,000	316,770
5.100%, 09/01/2040	610,000	593,341
Berry Petroleum Company LLC 7.000%, 02/15/2026 (B)	390,000	319,800
Blue Racer Midstream LLC 6.625%, 07/15/2026 (B)	1,190,000	1,047,200
Cenovus Energy, Inc.
3.000%, 08/15/2022	520,000	528,394
5.375%, 07/15/2025	290,000	295,088
5.400%, 06/15/2047	60,000	53,606
6.750%, 11/15/2039	140,000	145,045
CNX Midstream Partners LP 6.500%, 03/15/2026 (B)	310,000	310,459
Comstock Resources, Inc.
7.500%, 05/15/2025 (B)	280,000	277,861
9.750%, 08/15/2026	600,000	641,760
Continental Resources, Inc.
3.800%, 06/01/2024	230,000	226,771
4.375%, 01/15/2028	270,000	259,200
DCP Midstream Operating LP
6.450%, 11/03/2036 (B)	310,000	310,000
6.750%, 09/15/2037 (B)	700,000	700,000
Endeavor Energy Resources LP
5.500%, 01/30/2026 (B)	270,000	269,781
5.750%, 01/30/2028 (B)	50,000	51,125
6.625%, 07/15/2025 (B)	350,000	365,096
EQM Midstream Partners LP
5.500%, 07/15/2028	620,000	642,419
6.000%, 07/01/2025 (B)	260,000	275,925
6.500%, 07/01/2027 (B)	240,000	262,800
6.500%, 07/15/2048	250,000	252,350
EQT Corp. 7.875%, 02/01/2025	710,000	815,030

The accompanying notes are an integral part of the financial statements.	25

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
MEG Energy Corp.
7.000%, 03/31/2024 (B)		$259,000	$257,058
7.125%, 02/01/2027 (B)		1,300,000	1,243,801
Montage Resources Corp. 8.875%, 07/15/2023		500,000	511,250
NGPL PipeCo LLC
4.375%, 08/15/2022 (B)		460,000	476,885
4.875%, 08/15/2027 (B)		300,000	328,444
Oasis Petroleum, Inc. 6.875%, 03/15/2022 to 01/15/2023		1,411,000	271,961
Occidental Petroleum Corp.
2.700%, 02/15/2023		420,000	403,931
2.900%, 08/15/2024		860,000	791,200
8.875%, 07/15/2030		510,000	576,300
Occidental Petroleum Corp. (3 month LIBOR + 1.450%) 1.730%, 08/15/2022 (C)		110,000	103,997
Pattern Energy Operations LP 4.500%, 08/15/2028 (B)		80,000	84,200
Petrobras Global Finance BV
5.750%, 02/01/2029		40,000	43,960
6.850%, 06/05/2115		580,000	637,783
Precision Drilling Corp. 7.125%, 01/15/2026 (B)		870,000	591,600
Range Resources Corp.
5.000%, 03/15/2023		350,000	348,681
9.250%, 02/01/2026 (B)		520,000	547,560
Shelf Drilling Holdings, Ltd. 8.250%, 02/15/2025 (B)		910,000	318,500
Targa Resources Partners LP 4.875%, 02/01/2031 (B)		610,000	614,606
The Williams Companies, Inc. 7.500%, 01/15/2031		650,000	865,474
Vesta Energy Corp. 8.125%, 07/24/2023 (B)	CAD	920,000	352,666
Viper Energy Partners LP 5.375%, 11/01/2027 (B)		$260,000	267,800
Western Midstream Operating LP
3.950%, 06/01/2025		80,000	79,775
4.000%, 07/01/2022		260,000	264,550
4.100%, 02/01/2025		1,230,000	1,227,073
5.500%, 08/15/2048		610,000	545,950
WPX Energy, Inc.
5.250%, 10/15/2027		410,000	407,827
5.875%, 06/15/2028		610,000	619,150
8.250%, 08/01/2023		1,040,000	1,168,856
			23,141,284
Financials – 8.7%
Allied Universal Holdco LLC 6.625%, 07/15/2026 (B)		1,170,000	1,254,825
Ally Financial, Inc. 8.000%, 11/01/2031		350,000	475,468
Barclays PLC (5.088% to 6-20-29, then 3 month LIBOR + 3.054%) 06/20/2030		1,470,000	1,706,689
Barclays PLC (8.000% to 12-15-20, then 5 Year Euro Swap Rate + 6.750%) 12/15/2020 (F)	EUR	540,000	656,395
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) 06/15/2024 (F)		$600,000	656,353
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025 (B)(F)		350,000	398,790
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
CIT Group, Inc. 5.250%, 03/07/2025	$170,000	$185,300
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (B)(F)	600,000	711,151
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (B)(F)	840,000	913,500
DAE Funding LLC 5.750%, 11/15/2023 (B)	1,030,000	1,024,850
Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024	680,000	707,200
FirstCash, Inc. 4.625%, 09/01/2028 (B)	710,000	729,660
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) 03/30/2025 (F)	200,000	212,600
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) 03/23/2028 (F)	720,000	775,800
Intesa Sanpaolo SpA 5.017%, 06/26/2024 (B)	200,000	215,637
Ladder Capital Finance Holdings LLLP 4.250%, 02/01/2027 (B)	530,000	486,275
MGIC Investment Corp. 5.250%, 08/15/2028	300,000	314,691
Natwest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021 (F)	670,000	704,284
NatWest Markets NV 7.750%, 05/15/2023	520,000	590,370
Navient Corp. 5.000%, 03/15/2027	330,000	318,734
NMI Holdings, Inc. 7.375%, 06/01/2025 (B)	720,000	777,319
Quicken Loans LLC 5.250%, 01/15/2028 (B)	890,000	948,967
StoneX Group, Inc. 8.625%, 06/15/2025 (B)	300,000	324,750
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (B)(F)	810,000	877,838
UniCredit SpA (5.459% to 6-30-30, then 5 Year ICE Swap Rate + 4.750%) 06/30/2035 (B)	790,000	817,070
UniCredit SpA (7.296% to 4-2-29, then 5 Year ICE Swap Rate + 4.914%) 04/02/2034 (B)	690,000	808,928
		17,593,444
Health care – 7.7%
AdaptHealth LLC 6.125%, 08/01/2028 (B)	500,000	523,750
Air Methods Corp. 8.000%, 05/15/2025 (B)	860,000	724,550
Bausch Health Americas, Inc. 9.250%, 04/01/2026 (B)	471,000	522,212
Bausch Health Companies, Inc.
6.250%, 02/15/2029 (B)	1,990,000	2,080,247
9.000%, 12/15/2025 (B)	1,080,000	1,182,276
Centene Corp.
3.375%, 02/15/2030	250,000	260,000
5.375%, 06/01/2026 to 08/15/2026 (B)	960,000	1,015,688
Community Health Systems, Inc.
6.625%, 02/15/2025 (B)	940,000	958,800
8.000%, 03/15/2026 (B)	400,000	414,500

The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
HCA, Inc. 5.625%, 09/01/2028	$1,000,000	$1,189,315
HLF Financing Sarl LLC 7.250%, 08/15/2026 (B)	610,000	637,450
LifePoint Health, Inc. 4.375%, 02/15/2027 (B)	530,000	527,350
MPH Acquisition Holdings LLC 7.125%, 06/01/2024 (B)	620,000	629,486
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (B)	710,000	757,925
Radiology Partners, Inc. 9.250%, 02/01/2028 (B)	490,000	520,625
RegionalCare Hospital Partners Holdings, Inc. 9.750%, 12/01/2026 (B)	480,000	520,171
Tenet Healthcare Corp.
4.625%, 06/15/2028 (B)	790,000	819,625
6.750%, 06/15/2023	550,000	585,750
7.500%, 04/01/2025 (B)	650,000	713,180
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	250,000	260,000
US Renal Care, Inc. 10.625%, 07/15/2027 (B)	750,000	810,000
		15,652,900
Industrials – 8.2%
Ahern Rentals, Inc. 7.375%, 05/15/2023 (B)	530,000	219,950
Anagram International, Inc. (5.000% Cash and 5.000% PIK) 10.000%, 08/15/2026 (B)	78,825	66,213
Builders FirstSource, Inc. 5.000%, 03/01/2030 (B)	230,000	245,525
BWX Technologies, Inc. 5.375%, 07/15/2026 (B)	560,000	586,600
CD&R Smokey Buyer, Inc. 6.750%, 07/15/2025 (B)	220,000	235,400
Clark Equipment Company 5.875%, 06/01/2025 (B)	280,000	294,350
Continental Airlines 2000-1 Class B Pass Through Trust 8.388%, 11/01/2020	143	137
Delta Air Lines, Inc. 7.375%, 01/15/2026	620,000	645,122
FXI Holdings, Inc. 7.875%, 11/01/2024 (B)	767,000	743,990
GFL Environmental, Inc.
3.750%, 08/01/2025 (B)	370,000	372,294
5.125%, 12/15/2026 (B)	160,000	168,934
8.500%, 05/01/2027 (B)	818,000	889,878
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) 6.500%, 09/15/2024 (B)	2,570,000	1,515,144
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (B)	550,000	573,375
Park-Ohio Industries, Inc. 6.625%, 04/15/2027	100,000	90,538
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (B)	1,280,000	1,414,400
6.250%, 01/15/2028 (B)	1,060,000	1,113,000
Sensata Technologies, Inc. 4.375%, 02/15/2030 (B)	420,000	443,100
Signature Aviation US Holdings, Inc. 5.375%, 05/01/2026 (B)	790,000	813,700
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Standard Industries, Inc. 4.750%, 01/15/2028 (B)	$320,000	$336,800
Surgery Center Holdings, Inc. 10.000%, 04/15/2027 (B)	110,000	119,108
The Boeing Company 5.150%, 05/01/2030	430,000	481,456
TransDigm, Inc.
6.250%, 03/15/2026 (B)	630,000	664,782
8.000%, 12/15/2025 (B)	370,000	402,375
United Rentals North America, Inc.
5.250%, 01/15/2030	850,000	944,006
5.500%, 05/15/2027	490,000	524,227
Vertical US Newco, Inc. 5.250%, 07/15/2027 (B)	790,000	822,588
Waste Pro USA, Inc. 5.500%, 02/15/2026 (B)	580,000	595,788
XPO CNW, Inc. 6.700%, 05/01/2034	620,000	659,060
XPO Logistics, Inc. 6.250%, 05/01/2025 (B)	540,000	576,450
		16,558,290
Information technology – 4.4%
Alliance Data Systems Corp. 4.750%, 12/15/2024 (B)	600,000	573,000
Amkor Technology, Inc. 6.625%, 09/15/2027 (B)	780,000	848,250
Black Knight InfoServ LLC 3.625%, 09/01/2028 (B)	540,000	546,923
BY Crown Parent LLC 4.250%, 01/31/2026 (B)	230,000	234,865
CDK Global, Inc.
5.250%, 05/15/2029 (B)	20,000	21,818
5.875%, 06/15/2026	270,000	283,600
CDW LLC
3.250%, 02/15/2029	520,000	531,118
4.250%, 04/01/2028	440,000	459,800
CommScope Technologies LLC 5.000%, 03/15/2027 (B)	250,000	248,125
CommScope, Inc. 8.250%, 03/01/2027 (B)	1,370,000	1,483,011
Entegris, Inc. 4.375%, 04/15/2028 (B)	470,000	489,975
Fair Isaac Corp. 4.000%, 06/15/2028 (B)	420,000	434,700
j2 Cloud Services LLC 6.000%, 07/15/2025 (B)	760,000	791,350
Level 3 Financing, Inc. 5.250%, 03/15/2026	430,000	448,318
Microchip Technology, Inc. 4.250%, 09/01/2025 (B)	350,000	364,448
NCR Corp. 5.250%, 10/01/2030 (B)	240,000	243,122
ON Semiconductor Corp. 3.875%, 09/01/2028 (B)	500,000	521,740
Open Text Holdings, Inc. 4.125%, 02/15/2030 (B)	400,000	414,708
		8,938,871
Materials – 6.9%
Alcoa Nederland Holding BV 7.000%, 09/30/2026 (B)	280,000	299,600
ARD Finance SA (6.500% Cash or 7.250% PIK) 6.500%, 06/30/2027 (B)	540,000	553,500
Ardagh Packaging Finance PLC
5.250%, 08/15/2027 (B)	520,000	540,998
6.000%, 02/15/2025 (B)	800,000	834,500

The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Ball Corp. 2.875%, 08/15/2030	$1,050,000	$1,047,690
BHP Billiton Finance USA, Ltd. (6.750% to 10-20-25, then 5 Year U.S. Swap Rate + 5.093%) 10/19/2075 (B)	460,000	549,631
Cascades, Inc.
5.125%, 01/15/2026 (B)	10,000	10,520
5.375%, 01/15/2028 (B)	610,000	649,681
First Quantum Minerals, Ltd.
6.500%, 03/01/2024 (B)	200,000	199,000
7.250%, 04/01/2023 (B)	644,000	654,465
7.500%, 04/01/2025 (B)	246,000	250,927
Flex Acquisition Company, Inc. 7.875%, 07/15/2026 (B)	460,000	482,627
Freeport-McMoRan, Inc.
4.625%, 08/01/2030	280,000	299,247
5.450%, 03/15/2043	1,620,000	1,821,755
Greif, Inc. 6.500%, 03/01/2027 (B)	1,009,000	1,074,585
Hudbay Minerals, Inc. 7.625%, 01/15/2025 (B)	390,000	404,625
Mercer International, Inc. 7.375%, 01/15/2025	220,000	226,050
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/2018 (A)(B)	1,953,148	2,539
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(B)	1,140,000	18,240
Olin Corp. 5.000%, 02/01/2030	560,000	540,400
Pactiv LLC 7.950%, 12/15/2025	1,200,000	1,326,000
Summit Materials LLC 5.250%, 01/15/2029 (B)	890,000	932,346
Teck Resources, Ltd. 5.200%, 03/01/2042	970,000	962,812
U.S. Concrete, Inc. 6.375%, 06/01/2024	260,000	268,424
		13,950,162
Real estate – 5.0%
CoreCivic, Inc.
4.625%, 05/01/2023	120,000	114,000
5.000%, 10/15/2022	370,000	364,450
Diversified Healthcare Trust 9.750%, 06/15/2025	680,000	759,900
Five Point Operating Company LP 7.875%, 11/15/2025 (B)	1,240,000	1,246,200
Forestar Group, Inc.
5.000%, 03/01/2028 (B)	700,000	707,266
8.000%, 04/15/2024 (B)	660,000	700,425
Iron Mountain, Inc. 5.000%, 07/15/2028 (B)	520,000	539,500
MPT Operating Partnership LP
4.625%, 08/01/2029	380,000	405,635
5.000%, 10/15/2027	720,000	761,400
Realogy Group LLC 7.625%, 06/15/2025 (B)	670,000	704,753
The GEO Group, Inc.
5.875%, 10/15/2024	850,000	667,250
6.000%, 04/15/2026	1,500,000	1,150,268
The Howard Hughes Corp. 5.375%, 08/01/2028 (B)	410,000	416,175
VICI Properties LP 4.125%, 08/15/2030 (B)	1,080,000	1,082,376
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
XHR LP 6.375%, 08/15/2025 (B)	$370,000	$379,713
		9,999,311
Utilities – 0.7%
Calpine Corp. 5.000%, 02/01/2031 (B)	600,000	627,132
Talen Energy Supply LLC
6.625%, 01/15/2028 (B)	510,000	511,232
10.500%, 01/15/2026 (B)	400,000	321,000
		1,459,364
TOTAL CORPORATE BONDS (Cost $171,302,339)		$171,708,294
CONVERTIBLE BONDS – 1.1%
Communication services – 0.5%
DISH Network Corp.
2.375%, 03/15/2024	830,000	780,669
3.375%, 08/15/2026	220,000	216,980
Live Nation Entertainment, Inc. 2.000%, 02/15/2025 (B)	170,000	152,150
		1,149,799
Energy – 0.1%
Cheniere Energy, Inc. 4.250%, 03/15/2045	360,000	240,516
Financials – 0.2%
Apollo Commercial Real Estate Finance, Inc. 4.750%, 08/23/2022	450,000	413,688
Information technology – 0.3%
Alteryx, Inc. 1.000%, 08/01/2026	100,000	101,343
Vishay Intertechnology, Inc. 2.250%, 06/15/2025	460,000	448,580
		549,923
TOTAL CONVERTIBLE BONDS (Cost $2,443,184)		$2,353,926
TERM LOANS (G) – 6.4%
Communication services – 0.5%
Allen Media LLC, 2020 Term Loan B (3 month LIBOR + 5.500%) 5.808%, 02/10/2027	609,203	585,596
iHeartCommunications, Inc., 2020 Term Loan (1 month LIBOR + 3.000%) 3.156%, 05/01/2026	443,624	420,174
		1,005,770
Consumer discretionary – 1.3%
Clarios Global LP, USD Term Loan B (1 month LIBOR + 3.500%) 3.658%, 04/30/2026	575,650	563,596
Equinox Holdings, Inc., 2020 Term Loan B2 (3 month LIBOR + 9.000%) 10.000%, 03/08/2024	420,000	413,700
Michaels Stores, Inc., 2018 Term Loan B (1 and 3 month LIBOR + 2.500%) 3.534%, 01/30/2023	268,460	257,386
Mohegan Gaming & Entertainment, 2016 Term Loan B (1 and 3 month LIBOR + 4.375%) 5.375%, 10/13/2023	696,295	628,016
Spencer Spirit IH LLC, Term Loan B (3 month LIBOR + 6.000%) 6.245%, 06/19/2026	789,871	696,406
		2,559,104

The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Energy – 0.2%
Chesapeake Energy Corp., 2019 Last Out Term Loan 0.000%, 06/24/2024 (A)	$630,000	$411,075
Permian Production Partners LLC, Term Loan 0.000%, 05/20/2024 (A)	807,500	40,375
		451,450
Financials – 0.8%
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%) 3.656%, 02/15/2027	538,650	515,870
Amerilife Holdings LLC, 2020 Delayed Draw Term Loan (3 month LIBOR + 4.000%) 4.158%, 03/18/2027	10,909	10,718
Amerilife Holdings LLC, 2020 Term Loan (1 month LIBOR + 4.000%) 4.156%, 03/18/2027	159,545	156,753
Duff + Phelps Corp., 2020 2nd Lien Term Loan (1 month LIBOR + 8.000%) 9.000%, 04/07/2028	620,000	613,800
Jane Street Group LLC, 2020 Term Loan (1 month LIBOR + 3.000%) 3.156%, 01/31/2025	415,795	409,558
		1,706,699
Health care – 1.5%
Eyecare Partners LLC, 2020 2nd Lien Term Loan (3 month LIBOR + 8.250%) 8.558%, 02/18/2028	430,000	365,500
Eyecare Partners LLC, 2020 Term Loan (3 month LIBOR + 3.750%) 4.822%, 02/18/2027	469,095	435,747
McAfee LLC, 2018 USD Term Loan B (1 month LIBOR + 3.750%) 3.906%, 09/30/2024	821,637	813,117
Option Care Health, Inc., Term Loan B (1 month LIBOR + 4.500%) 4.656%, 08/06/2026	766,150	762,955
US Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 5.156%, 06/26/2026	621,534	605,735
		2,983,054
Industrials – 1.5%
Cornerstone Building Brands, Inc., 2018 Term Loan (1 month LIBOR + 3.750%) 3.918%, 04/12/2025	661,276	648,051
Delta Air Lines, Inc., 2020 Term Loan B (3 month LIBOR + 4.750%) 5.750%, 04/29/2023	1,310,000	1,304,616
JetBlue Airways Corp., Term Loan (3 month LIBOR + 5.250%) 6.250%, 06/17/2024	640,000	637,280
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/25/2027	480,000	485,102
		3,075,049
Information technology – 0.4%
Global Tel*Link Corp., 2018 1st Lien Term Loan (1 month LIBOR + 4.250%) 4.406%, 11/29/2025	811,240	703,977
High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Real estate – 0.2%
CoreCivic, Inc., 2019 Term Loan (1 month LIBOR + 4.500%) 5.500%, 12/18/2024	$507,000	$498,548
TOTAL TERM LOANS (Cost $14,305,305)		$12,983,651
ASSET BACKED SECURITIES – 4.2%
Benefit Street Partners CLO XI, Ltd. Series 2017-12A, Class C (3 month LIBOR + 3.050%) 3.325%, 10/15/2030 (B)(C)	250,000	221,802
BlueMountain CLO, Ltd.
Series 2012-2A, Class ER2 (3 month LIBOR + 5.750%) 6.003%, 11/20/2028 (B)(C)	500,000	394,786
Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 8.043%, 08/20/2032 (B)(C)	375,000	323,367
Bowman Park CLO, Ltd. Series 2014-1A, Class D1R (3 month LIBOR + 3.350%) 3.606%, 11/23/2025 (B)(C)	500,000	500,055
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 5.673%, 04/17/2030 (B)(C)	250,000	215,977
Cumberland Park CLO, Ltd. Series 2015-2A, Class ER (3 month LIBOR + 5.650%) 5.922%, 07/20/2028 (B)(C)	250,000	221,459
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 2.775%, 04/15/2031 (B)(C)	530,000	489,584
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 5.225%, 04/15/2031 (B)(C)	750,000	626,396
Greywolf CLO IV, Ltd. Series 2019-1A, Class C (3 month LIBOR + 3.950%) 4.223%, 04/17/2030 (B)(C)	430,000	422,580
Halsey Point CLO I, Ltd. Series 2019-1A, Class E (3 month LIBOR + 7.700%) 7.972%, 01/20/2033 (B)(C)	600,000	554,153
Jackson Mill CLO, Ltd. Series 2015-1A, Class DR (3 month LIBOR + 2.800%) 3.075%, 04/15/2027 (B)(C)	250,000	223,063
LCM XXII, Ltd. Series 2022-A, Class DR (3 month LIBOR + 5.500%) 5.772%, 10/20/2028 (B)(C)	500,000	402,370
Madison Park Funding XIII, Ltd. Series 2014-13A, Class DR2 (3 month LIBOR + 2.850%) 3.122%, 04/19/2030 (B)(C)	1,000,000	917,174
Oaktree CLO, Ltd. Series 2019-1A, Class D (3 month LIBOR + 3.800%) 4.058%, 04/22/2030 (B)(C)	250,000	218,387
OZLM XI, Ltd. Series 2015-11A, Class CR (3 month LIBOR + 3.600%) 3.868%, 10/30/2030 (B)(C)	1,000,000	939,836

The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Shackleton CLO, Ltd. Series 2013-3A, Class DR (3 month LIBOR + 3.020%) 3.295%, 07/15/2030 (B)(C)	$500,000	$439,138
TCI-Symphony CLO, Ltd. Series 2016-1A, Class DR (3 month LIBOR + 3.000%) 3.266%, 10/13/2029 (B)(C)	540,000	490,947
Thayer Park CLO, Ltd. Series 2017-1A, Class C (3 month LIBOR + 3.700%) 3.972%, 04/20/2029 (B)(C)	250,000	250,014
Voya CLO, Ltd. Series 2017-1A, Class C (3 month LIBOR + 3.330%) 3.603%, 04/17/2030 (B)(C)	500,000	455,249
Zais CLO 16, Ltd. Series 2020-16A, Class D1 (3 month LIBOR + 5.480%) 5.721%, 10/20/2031 (B)(C)	250,000	235,000
TOTAL ASSET BACKED SECURITIES (Cost $9,254,940)		$8,541,337
COMMON STOCKS – 0.7%
Communication services – 0.0%
New Cotai, Inc., Class B (H)(I)(J)	11	0
Consumer discretionary – 0.0%
Party City Holdco, Inc. (J)	14,839	40,659
Energy – 0.7%
Berry Corp.	211,334	832,656
Hercules Offshore, Inc. (I)(J)	120,022	83,343
KCAD Holdings I, Ltd. (H)(I)(J)	752,218,031	752
Montage Resources Corp. (D)(J)	66,492	343,099
MWO Holdings LLC (H)(I)(J)	1,134	65,851
		1,325,701
TOTAL COMMON STOCKS (Cost $22,151,699)		$1,366,360
PREFERRED SECURITIES – 0.7%
Financials – 0.7%
B. Riley Financial, Inc., 6.875% (D)	16,425	408,983
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.065% (C)	43,100	1,057,243
TOTAL PREFERRED SECURITIES (Cost $1,531,225)		$1,466,226
SHORT-TERM INVESTMENTS – 0.1%
Short-term funds – 0.1%
John Hancock Collateral Trust, 0.2611% (K)(L)	27,237	272,666
TOTAL SHORT-TERM INVESTMENTS (Cost $272,661)		$272,666
Total Investments (High Yield Fund) (Cost $224,689,522) – 99.1%		$200,581,408
Other assets and liabilities, net – 0.9%		1,752,746
TOTAL NET ASSETS – 100.0%		$202,334,154
High Yield Fund (continued)
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing - Issuer is in default.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $120,691,342 or 59.6% of the fund's net assets as of 8-31-20.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	All or a portion of this security is on loan as of 8-31-20.
(E)	Security purchased or sold on a when-issued or delayed delivery basis.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 8-31-20.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	156	Long	Dec 2020	$19,636,484	$19,660,875	$24,391
10-Year U.S. Treasury Note Futures	36	Short	Dec 2020	(5,017,729)	(5,013,000)	4,729
						$29,120
The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

High Yield Fund (continued)
FUTURES (continued)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	3,311,221	USD	2,518,914	BNP	10/16/2020	$19,991	—
GBP	587,667	USD	733,537	JPM	10/16/2020	52,246	—
MXN	3,526,523	USD	153,576	JPM	10/16/2020	6,723	—
USD	2,886,532	CAD	3,950,827	BNP	10/16/2020	—	$(142,797)
USD	980,363	EUR	869,743	BNP	10/16/2020	—	(58,552)
						$78,960	$(201,349)
SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Ford Motor Credit Company LLC	2.470%	643,000	USD	$643,000	5.000%	Quarterly	Jun 2023	$(38,122)	$88,278	$50,156
					$643,000				$(38,122)	$88,278	$50,156
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.
Opportunistic Fixed Income Fund
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.3%
U.S. Government - 4.8%
U.S. Treasury Inflation Protected Securities
0.125%, 01/15/2030 (A)		$616,119	$688,513
0.250%, 07/15/2029 to 02/15/2050		704,743	803,819
0.750%, 02/15/2045		32,837	42,071
0.875%, 02/15/2047		202,876	271,648
1.000%, 02/15/2048		125,429	174,312
			1,980,363
U.S. Government Agency - 3.5%
Federal National Mortgage Association
2.000%, TBA (B)		1,258,000	1,296,057
2.500%, TBA (B)		126,000	132,630
			1,428,687
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,281,287)			$3,409,050
FOREIGN GOVERNMENT OBLIGATIONS - 47.2%
Argentina - 0.2%
Republic of Argentina 5.000%, 01/15/2027 (C)	EUR	200,000	102,303
Opportunistic Fixed Income Fund (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Australia - 2.2%
Commonwealth of Australia 3.000%, 03/21/2047	AUD	965,000	$887,930
Brazil - 0.4%
Federative Republic of Brazil 10.000%, 01/01/2025	BRL	745,000	159,374
Canada - 5.9%
Government of Canada
3.000%, 12/01/2036	CAD	399,540	477,019
4.000%, 12/01/2031		240,158	284,668
4.250%, 12/01/2026		1,639,869	1,674,719
			2,436,406
Chile - 0.1%
Republic of Chile 5.000%, 03/01/2035	CLP	30,000,000	49,490
Colombia - 0.3%
Republic of Colombia 6.000%, 04/28/2028	COP	381,300,000	106,803
Czech Republic - 0.2%
Czech Republic 0.250%, 02/10/2027	CZK	1,990,000	86,191

The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Germany - 6.9%
Federal Republic of Germany, Inflation Linked Bond
0.100%, 04/15/2026	EUR	1,164,834	$1,490,481
0.500%, 04/15/2030		976,810	1,371,294
			2,861,775
Greece - 0.7%
Republic of Greece, GDP-Linked Note 4.404%, 10/15/2042 (D)*		73,510,000	280,714
Hungary - 0.2%
Republic of Hungary 2.750%, 12/22/2026	HUF	19,990,000	71,037
Iceland - 1.5%
Republic of Iceland 5.000%, 11/15/2028	ISK	70,880,000	600,717
Indonesia - 4.4%
Republic of Indonesia
8.250%, 05/15/2029	IDR	4,125,000,000	309,633
8.375%, 03/15/2034		18,127,000,000	1,350,703
9.000%, 03/15/2029		2,191,000,000	171,153
			1,831,489
Israel - 1.1%
State of Israel
1.000%, 03/31/2030	ILS	730,000	225,478
3.750%, 03/31/2047		475,000	210,875
			436,353
Japan - 5.6%
Government of Japan 0.400%, 03/20/2050	JPY	14,950,000	133,334
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028		229,130,274	2,172,427
			2,305,761
Malaysia - 0.3%
Government of Malaysia 3.955%, 09/15/2025	MYR	490,000	127,869
Mexico - 2.7%
Government of Mexico
7.500%, 06/03/2027	MXN	3,587,500	181,862
8.000%, 11/07/2047		18,023,600	919,111
			1,100,973
New Zealand - 1.0%
Government of New Zealand 1.500%, 05/15/2031	NZD	560,000	411,770
Peru - 0.2%
Republic of Peru 6.950%, 08/12/2031	PEN	190,000	67,507
Poland - 0.4%
Republic of Poland 2.250%, 10/25/2024	PLN	550,000	159,535
Romania - 0.5%
Republic of Romania
3.875%, 10/29/2035	EUR	110,000	143,288
4.750%, 02/24/2025	RON	240,000	62,118
			205,406
Russia - 4.0%
Government of Russia 7.750%, 09/16/2026	RUB	9,610,000	145,221
Government of Russia, Inflation Linked Bond 2.500%, 02/02/2028		111,377,826	1,496,911
			1,642,132
Opportunistic Fixed Income Fund (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Africa - 0.3%
Republic of South Africa 7.000%, 02/28/2031	ZAR	2,610,000	$126,348
South Korea - 5.8%
Republic of Korea 1.375%, 12/10/2029	KRW	2,557,340,000	2,125,853
Republic of Korea, Inflation Linked Bond 1.750%, 06/10/2028		314,818,644	283,140
			2,408,993
Spain - 0.4%
Kingdom of Spain 2.700%, 10/31/2048 (E)	EUR	115,000	186,496
Thailand - 1.8%
Kingdom of Thailand 2.875%, 12/17/2028	THB	20,410,000	735,943
Turkey - 0.1%
Republic of Turkey 9.000%, 07/24/2024	TRY	400,000	47,024
Uruguay - 0.0%
Republic of Uruguay 8.500%, 03/15/2028	UYU	150,000	3,540
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $19,502,521)			$19,439,879
CORPORATE BONDS - 6.7%
Finland - 0.6%
Nokia OYJ 6.625%, 05/15/2039		$180,000	230,400
Luxembourg - 0.2%
Codere Finance 2 Luxembourg SA 6.750%, 11/01/2021	EUR	110,000	79,275
United States - 5.9%
Altria Group, Inc. 3.125%, 06/15/2031		170,000	228,663
Antero Midstream Partners LP
5.375%, 09/15/2024		$80,000	73,800
5.750%, 03/01/2027 (E)		70,000	62,475
Aramark Services, Inc. 6.375%, 05/01/2025 (E)		40,000	41,900
Booking Holdings, Inc. 4.625%, 04/13/2030		25,000	30,170
Boyd Gaming Corp. 8.625%, 06/01/2025 (E)		65,000	71,663
Broadcom, Inc. 4.300%, 11/15/2032		40,000	46,107
Carnival Corp. 11.500%, 04/01/2023 (E)		44,000	49,084
Centennial Resource Production LLC 5.375%, 01/15/2026 (E)		260,000	109,200
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) 01/30/2025 (F)		79,000	78,605
Diamondback Energy, Inc. 4.750%, 05/31/2025		5,000	5,486
EnLink Midstream Partners LP 4.850%, 07/15/2026		250,000	218,420
Flex, Ltd. 4.875%, 05/12/2030		30,000	34,146
General Motors Company 6.750%, 04/01/2046		110,000	133,413
JetBlue 2020-1 Class A Pass Through Trust 4.000%, 11/15/2032		60,000	61,650

The accompanying notes are an integral part of the financial statements.	32

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) 02/01/2025 (F)	$100,000	$100,375
Lennar Corp. 4.750%, 11/29/2027	35,000	39,900
Matador Resources Company 5.875%, 09/15/2026	120,000	104,400
McKesson Corp. 4.750%, 05/30/2029	35,000	42,706
MSCI, Inc. 3.875%, 02/15/2031 (E)	40,000	42,250
PDC Energy, Inc. 5.750%, 05/15/2026	100,000	102,300
Post Holdings, Inc. 4.625%, 04/15/2030 (E)	40,000	41,750
Presidio Holdings, Inc. 8.250%, 02/01/2028 (E)	40,000	41,800
Reynolds American, Inc. 5.850%, 08/15/2045	130,000	160,597
Sysco Corp. 6.600%, 04/01/2040	30,000	39,955
The Boeing Company 5.040%, 05/01/2027	200,000	220,067
The Dun & Bradstreet Corp. 10.250%, 02/15/2027 (E)	24,000	27,360
TransDigm, Inc. 6.250%, 03/15/2026 (E)	40,000	42,208
Viper Energy Partners LP 5.375%, 11/01/2027 (E)	40,000	41,200
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (F)	51,000	56,292
Westinghouse Air Brake Technologies Corp. 3.200%, 06/15/2025	20,000	21,050
Yum! Brands, Inc. 7.750%, 04/01/2025 (E)	65,000	72,556
		2,441,548
TOTAL CORPORATE BONDS (Cost $2,774,844)		$2,751,223
CONVERTIBLE BONDS - 0.5%
United States - 0.5%
Bandwidth, Inc., 0.250%, 03/01/2026 (E)	5,000	9,058
Etsy, Inc., 0.125%, 10/01/2026 (E)	5,000	7,632
FTI Consulting, Inc., 2.000%, 08/15/2023	5,000	6,446
Health Catalyst, Inc., 2.500%, 04/15/2025 (E)	8,000	9,973
NuVasive, Inc., 0.375%, 03/15/2025 (E)	20,000	18,026
Oasis Petroleum, Inc., 2.625%, 09/15/2023	70,000	12,250
Penn National Gaming, Inc., 2.750%, 05/15/2026	10,000	23,290
Pioneer Natural Resources Company, 0.250%, 05/15/2025 (E)	15,000	18,214
Proofpoint, Inc., 0.250%, 08/15/2024	4,000	4,056
Southwest Airlines Company, 1.250%, 05/01/2025	15,000	19,910
Splunk, Inc., 1.125%, 06/15/2027 (E)	10,000	11,685
Square, Inc., 0.125%, 03/01/2025 (E)	15,000	22,776
The Middleby Corp., 1.000%, 09/01/2025 (E)	10,000	10,347
Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Workday, Inc., 0.250%, 10/01/2022	$10,000	$16,788
		190,451
TOTAL CONVERTIBLE BONDS (Cost $198,914)		$190,451
MUNICIPAL BONDS - 2.7%
United States - 2.7%
Chicago Transit Authority (Illinois) 3.552%, 12/01/2034	95,000	99,976
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	10,000	10,546
Chicago Transit Authority, Series A (Illinois) 6.899%, 12/01/2040	10,000	14,310
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2032	25,000	31,572
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2044	60,000	72,897
City of Tampa (Florida) 3.089%, 09/01/2036 (G)	20,000	12,204
Commonwealth of Massachusetts 2.514%, 07/01/2041	130,000	132,584
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2033	20,000	24,765
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2029	20,000	25,740
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2028	30,000	36,560
Dallas/Fort Worth International Airport (Texas) 3.089%, 11/01/2040	30,000	30,279
District of Columbia 3.432%, 04/01/2042	85,000	91,078
Great Lakes Water Authority Sewage Disposal System Revenue (Michigan) 3.056%, 07/01/2039	10,000	10,985
Greater Orlando Aviation Authority (Florida) 5.000%, 10/01/2028	35,000	41,547
Iowa Finance Authority 3.250%, 07/01/2050	10,000	11,058
Metropolitan Transportation Authority (New York) 5.000%, 11/15/2050	25,000	27,574
Metropolitan Transportation Authority (New York) 5.175%, 11/15/2049	50,000	58,013
New York City Transitional Finance Authority 4.000%, 05/01/2045	20,000	23,137
Orange County Convention Center (Florida) 5.000%, 10/01/2031	15,000	17,208
Port Authority of New York & New Jersey 4.000%, 03/15/2030	50,000	58,006
Port Authority of New York & New Jersey 5.000%, 09/15/2033	30,000	36,563
Port of Seattle (Washington) 5.000%, 04/01/2039	40,000	48,154

The accompanying notes are an integral part of the financial statements.	33

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
Port of Seattle (Washington) 5.000%, 10/01/2031	$30,000	$34,679
San Francisco City & County Airport Commission 5.000%, 05/01/2050	75,000	90,319
San Francisco City & County Airport Commission (California) 4.000%, 05/01/2039	15,000	17,333
San Francisco City & County Airport Commission (California) 2.958%, 05/01/2051	20,000	19,843
Triborough Bridge & Tunnel Authority (New York) 5.000%, 11/15/2054	30,000	37,724
TOTAL MUNICIPAL BONDS (Cost $1,065,732)		$1,114,654
TERM LOANS (H) - 8.2%
Luxembourg - 0.2%
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%), 3.500%, 02/01/2024	100,000	96,813
Netherlands - 0.2%
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month LIBOR + 2.000%), 2.162%, 04/30/2028	100,000	96,125
United States - 7.8%
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%), 3.656%, 02/15/2027	99,750	95,532
AlixPartners LLP, 2017 Term Loan B (1 month LIBOR + 2.500%), 2.656%, 04/04/2024	99,486	97,198
Asurion LLC, 2017 2nd Lien Term Loan (1 month LIBOR + 6.500%), 6.656%, 08/04/2025	93,939	94,080
Asurion LLC, 2017 Term Loan B4 (1 month LIBOR + 3.000%), 3.156%, 08/04/2022	99,364	98,205
Bass Pro Group LLC, Term Loan B (3 month LIBOR + 5.000%), 6.072%, 09/25/2024	99,744	99,339
Berlin Packaging LLC, 2018 1st Lien Term Loan (1 and 3 month LIBOR + 3.000%), 3.162%, 11/07/2025	99,492	96,508
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%), 2.363%, 09/15/2023	99,590	96,626
Caesars Resort Collection LLC, 2020 Term Loan B1 (3 month LIBOR + 4.500%), 4.726%, 07/21/2025	110,000	106,494
Core & Main LP, 2017 Term Loan B (3 and 6 month LIBOR + 2.750%), 3.750%, 08/01/2024	99,489	97,126
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%), 4.156%, 10/16/2026	99,750	98,441
Deerfield Dakota Holding LLC, 2020 USD Term Loan B (1 month LIBOR + 3.750%), 4.750%, 04/09/2027	220,000	219,175
Diamond BC BV, USD Term Loan (1 and 3 month LIBOR + 3.000%), 3.260%, 09/06/2024	99,744	93,947
Elanco Animal Health, Inc., Term Loan B, TBD 08/01/2027 (I)	100,000	97,958
Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (H) (continued)
United States (continued)
Element Solutions, Inc., 2019 Term Loan B1 (1 month LIBOR + 2.000%), 2.156%, 01/31/2026	$99,749	$97,443
Go Daddy Operating Company LLC, 2020 Term Loan B3, TBD 08/10/2027 (I)	100,000	99,075
Gray Television, Inc., 2018 Term Loan C (1 month LIBOR + 2.500%), 2.656%, 01/02/2026	100,000	97,847
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%), 3.263%, 04/25/2025	99,492	96,810
HUB International, Ltd., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%), 5.000%, 04/25/2025	99,749	99,639
ION Media Networks, Inc., 2019 Term Loan B (1 month LIBOR + 3.000%), 3.188%, 12/18/2024	99,499	97,011
Momentive Performance Materials USA LLC, Term Loan B (1 month LIBOR + 3.250%), 3.410%, 05/15/2024	99,748	94,636
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 month LIBOR + 2.750%), 3.750%, 06/07/2023	100,000	98,875
Navistar, Inc., 2017 1st Lien Term Loan B (1 month LIBOR + 3.500%), 3.660%, 11/06/2024	99,490	96,817
NEP Group, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%), 3.406%, 10/20/2025	99,747	83,645
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.500%), 2.656%, 02/01/2027	99,500	96,834
Science Applications International Corp., 2020 Incremental Term Loan B (1 month LIBOR + 2.250%), 2.406%, 03/12/2027	62,250	61,783
SCIH Salt Holdings, Inc., Term Loan B (3 month LIBOR + 4.500%), 5.500%, 03/16/2027	100,000	99,625
Sedgwick Claims Management Services, Inc., 2018 Term Loan B (1 month LIBOR + 3.250%), 3.406%, 12/31/2025	99,495	96,095
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%), 1.906%, 04/16/2025	56,827	55,103
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%), 1.906%, 04/16/2025	39,925	38,714
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.750%), 3.920%, 02/06/2026	99,750	99,451
The Ultimate Software Group, Inc., 2020 Incremental Term Loan B (3 month LIBOR + 4.000%), 4.750%, 05/04/2026	100,000	99,813
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%), 2.406%, 05/30/2025	99,500	94,262

The accompanying notes are an integral part of the financial statements.	34

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (H) (continued)
United States (continued)
WW International, Inc., 2017 Term Loan B (1 month LIBOR + 4.750%), 5.500%, 11/29/2024	$97,006	$96,400
		3,190,507
TOTAL TERM LOANS (Cost $3,278,043)		$3,383,445
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.5%
Commercial and residential - 5.9%
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.763%, 04/25/2048 (E)(J)	76,440	78,481
Series 2019-1, Class A1, 3.805%, 01/25/2049 (E)(J)	76,926	79,034
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613%, 10/26/2048 (E)	76,323	78,341
BX Commercial Mortgage Trust
Series 2018-IND, Class A (1 month LIBOR + 0.750%), 0.912%, 11/15/2035 (E)(K)	42,754	42,594
Series 2019-XL, Class A (1 month LIBOR + 0.920%), 1.082%, 10/15/2036 (E)(K)	94,930	94,816
Series 2019-XL, Class B (1 month LIBOR + 1.080%), 1.242%, 10/15/2036 (E)(K)	94,930	94,514
Series 2019-XL, Class C (1 month LIBOR + 1.250%), 1.412%, 10/15/2036 (E)(K)	94,930	94,340
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A (1 month LIBOR + 1.070%), 1.232%, 12/15/2037 (E)(K)	100,000	99,939
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, 5.931%, 12/15/2047 (E)(J)	100,000	100,443
COLT Mortgage Loan Trust
Series 2019-1, Class A1, 3.705%, 03/25/2049 (E)(J)	41,827	42,341
Series 2019-2, Class A1, 3.337%, 05/25/2049 (E)(J)	67,698	68,363
Series 2019-4, Class A1, 2.579%, 11/25/2049 (E)(J)	65,204	65,608
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR13, Class A4, 4.194%, 11/10/2046 (J)	30,000	32,808
Series 2014-CR16, Class AM, 4.278%, 04/10/2047	45,000	49,170
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 08/15/2048	38,000	41,967
FREMF Mortgage Trust
Series 2015-K45, Class C, 3.713%, 04/25/2048 (E)(J)	25,000	26,048
Series 2015-K49, Class B, 3.848%, 10/25/2048 (E)(J)	75,000	80,752
Series 2016-K60, Class B, 3.657%, 12/25/2049 (E)(J)	11,000	11,891
Series 2017-K63, Class C, 4.004%, 02/25/2050 (E)(J)	35,000	36,539
GS Mortgage Securities Trust
Series 2016-GS4, Class A4, 3.442%, 11/10/2049 (J)	34,000	37,528
Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust (continued)
Series 2020-GC45, Class A1, 2.019%, 02/13/2053	$24,076	$24,638
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class BFX, 3.065%, 01/16/2037 (E)	45,000	45,136
JPMorgan Mortgage Trust, Series 2019-7, Class A11 (1 month LIBOR + 0.900%), 1.075%, 02/25/2050 (E)(K)	57,653	57,364
KKR Industrial Portfolio Trust, Series 2020-AIP, Class A (1 month LIBOR + 1.037%), 1.199%, 03/15/2037 (E)(K)	98,030	97,846
Metlife Securitization Trust, Series 2018-1A, Class A, 3.750%, 03/25/2057 (E)(J)	90,002	96,297
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C8, Class B, 3.694%, 12/15/2048 (J)	45,000	46,253
Series 2013-C8, Class C, 4.191%, 12/15/2048 (J)	65,000	64,762
Morgan Stanley Capital I Trust, Series 2018-SUN, Class B (1 month LIBOR + 1.450%), 1.612%, 07/15/2035 (E)(K)	25,000	24,043
MSCG Trust, Series 2018-SELF, Class A (1 month LIBOR + 0.900%), 1.062%, 10/15/2037 (E)(K)	75,000	74,342
New Residential Mortgage Loan Trust, Series 2020-NPL1, Class A1, 4.335%, 07/25/2060 (E)	97,847	97,799
PRPM LLC, Series 2019-GS1, Class A1, 3.500%, 10/25/2024 (E)(J)	87,381	86,996
Verus Securitization Trust
Series 2019-1, Class A1, 3.836%, 02/25/2059 (E)(J)	49,457	50,382
Series 2020-1, Class A1, 2.417%, 01/25/2060 (E)	86,925	88,689
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.500%, 07/25/2049 (E)(J)	54,795	56,122
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class C, 5.390%, 06/15/2044 (E)(J)	90,000	87,246
Series 2011-C5, Class C, 5.844%, 11/15/2044 (E)(J)	100,000	100,685
Series 2013-C13, Class A4, 3.001%, 05/15/2045	65,000	68,090
		2,422,207
U.S. Government Agency - 3.6%
Federal Home Loan Mortgage Corp.
Series 2017-DNA2, Class M1 (1 month LIBOR + 1.200%), 1.375%, 10/25/2029 (K)	43,287	43,287
Series 2018-DNA1, Class M2 (1 month LIBOR + 1.800%), 1.975%, 07/25/2030 (K)	87,412	84,784
Series 2018-HQA1, Class M2 (1 month LIBOR + 2.300%), 2.475%, 09/25/2030 (K)	27,909	27,349

The accompanying notes are an integral part of the financial statements.	35

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2020-DNA1, Class M1 (1 month LIBOR + 0.700%), 0.875%, 01/25/2050 (E)(K)	$32,501	$32,450
Series 2020-DNA1, Class M2 (1 month LIBOR + 1.700%), 1.875%, 01/25/2050 (E)(K)	50,000	48,747
Series 2020-HQA1, Class M1 (1 month LIBOR + 0.750%), 0.925%, 01/25/2050 (E)(K)	11,150	11,129
Series 2020-HQA2, Class M1 (1 month LIBOR + 1.100%), 1.275%, 03/25/2050 (E)(K)	49,836	49,776
Series 2020-HQA2, Class M2 (1 month LIBOR + 3.100%), 3.275%, 03/25/2050 (E)(K)	75,000	73,967
Series 2020-HQA3, Class B1 (1 month LIBOR + 5.750%), 5.925%, 07/25/2050 (E)(K)	45,000	45,000
Series 2020-HQA3, Class M2 (1 month LIBOR + 3.600%), 3.775%, 07/25/2050 (E)(K)	30,000	30,114
Series K066, Class X1 IO, 0.889%, 06/25/2027	286,355	12,909
Series K103, Class X1 IO, 0.756%, 11/25/2029	224,896	11,767
Series K104, Class X3 IO, 1.896%, 02/25/2047	100,000	14,141
Series K105, Class X1 IO, 1.645%, 01/25/2030	169,955	20,799
Series K113, Class X1 IO, 1.490%, 06/25/2030	100,000	11,506
Series K-1515, Class X1 IO, 1.639%, 02/25/2035	99,988	16,030
Series K737, Class X1 IO, 0.751%, 10/25/2026	113,889	3,896
Federal National Mortgage Association
Series 2015-C04, Class 1M2 (1 month LIBOR + 5.700%), 5.875%, 04/25/2028 (K)	61,737	64,522
Series 2016-C02, Class 1M2 (1 month LIBOR + 6.000%), 6.175%, 09/25/2028 (K)	44,079	46,596
Series 2017-C02, Class 2M2 (1 month LIBOR + 3.650%), 3.825%, 09/25/2029 (K)	81,242	82,464
Series 2017-C03, Class 1M2 (1 month LIBOR + 3.000%), 3.175%, 10/25/2029 (K)	59,130	59,474
Series 2017-C04, Class 2M2 (1 month LIBOR + 2.850%), 3.025%, 11/25/2029 (K)	65,472	65,065
Series 2017-C05, Class 1B1 (1 month LIBOR + 3.600%), 3.775%, 01/25/2030 (K)	25,000	23,147
Series 2017-C05, Class 1M2 (1 month LIBOR + 2.200%), 2.375%, 01/25/2030 (K)	47,056	46,114
Series 2017-C06, Class 2B1 (1 month LIBOR + 4.450%), 4.625%, 02/25/2030 (K)	10,000	9,399
Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2017-C06, Class 2M2 (1 month LIBOR + 2.800%), 2.975%, 02/25/2030 (K)	$62,734	$62,262
Series 2017-C07, Class 1B1 (1 month LIBOR + 4.000%), 4.175%, 05/25/2030 (K)	67,000	63,647
Series 2018-C03, Class 1M2 (1 month LIBOR + 2.150%), 2.325%, 10/25/2030 (K)	61,005	59,707
Series 2018-R07, Class 1B1 (1 month LIBOR + 4.350%), 4.525%, 04/25/2031 (E)(K)	115,000	109,638
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%), 2.325%, 11/25/2039 (E)(K)	47,228	42,485
Series 2019-R04, Class 2M2 (1 month LIBOR + 2.100%), 2.275%, 06/25/2039 (E)(K)	17,963	17,838
Series 2019-R06, Class 2M2 (1 month LIBOR + 2.100%), 2.275%, 09/25/2039 (E)(K)	17,356	17,259
Series 2020-R01, Class 1M1 (1 month LIBOR + 0.800%), 0.975%, 01/25/2040 (E)(K)	66,616	66,280
Series 2020-R01, Class 1M2 (1 month LIBOR + 2.050%), 2.225%, 01/25/2040 (E)(K)	55,000	52,797
Series 2020-R02, Class 2B1 (1 month LIBOR + 3.000%), 3.175%, 01/25/2040 (E)(K)	35,000	24,637
Series 2020-R02, Class 2M2 (1 month LIBOR + 2.000%), 2.175%, 01/25/2040 (E)(K)	20,000	18,998
		1,469,980
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,681,706)		$3,892,187
ASSET BACKED SECURITIES - 4.8%
Ally Auto Receivables Trust
Series 2018-2, Class A3, 2.920%, 11/15/2022	94,574	95,707
Series 2019-4, Class A3, 1.840%, 06/17/2024	120,000	122,329
American Credit Acceptance Receivables Trust, Series 2018-3, Class C, 3.750%, 10/15/2024 (E)	64,890	65,499
American Express Credit Account Master Trust, Series 2017-5, Class B (1 month LIBOR + 0.580%), 0.742%, 02/18/2025 (K)	100,000	99,782
AmeriCredit Automobile Receivables Trust
Series 2016-1, Class D, 3.590%, 02/08/2022	80,471	80,522
Series 2020-2, Class B, 0.970%, 02/18/2026	65,000	65,124
Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class A3, 3.000%, 11/19/2021 (E)	43,213	43,421
CCG Receivables Trust, Series 2018-1, Class A2, 2.500%, 06/16/2025 (E)	51,388	51,589

The accompanying notes are an integral part of the financial statements.	36

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
First Investors Auto Owner Trust, Series 2020-1A, Class A, 1.490%, 01/15/2025 (E)	$118,321	$119,268
Ford Credit Auto Lease Trust, Series 2020-B, Class A4, 0.690%, 10/15/2023	15,000	15,070
Ford Credit Auto Owner Trust
Series 2016-1, Class A, 2.310%, 08/15/2027 (E)	100,000	100,760
Series 2017-A, Class A4, 1.920%, 04/15/2022	32,264	32,348
Series 2017-C, Class A3, 2.010%, 03/15/2022	16,924	16,991
GM Financial Consumer Automobile Receivables Trust
Series 2018-2, Class A3, 2.810%, 12/16/2022	65,550	66,441
Series 2020-2, Class A4, 1.740%, 08/18/2025	10,000	10,412
Hertz Vehicle Financing II LP, Series 2016-4A, Class A, 2.650%, 07/25/2022 (E)	51,055	51,056
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.520%, 06/21/2023	59,000	60,537
Mercedes-Benz Auto Lease Trust, Series 2019-A, Class A3, 3.100%, 11/15/2021	40,422	40,756
Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 08/25/2058 (E)(J)	73,058	77,580
Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.380%, 12/16/2024	15,000	15,307
Santander Drive Auto Receivables Trust
Series 2018-5, Class C, 3.810%, 12/16/2024	50,000	50,821
Series 2020-1, Class A3, 2.030%, 02/15/2024	5,000	5,102
Series 2020-2, Class B, 0.960%, 11/15/2024	15,000	15,036
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.318%, 11/25/2048 (E)	98,250	100,472
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.750%, 10/25/2057 (E)(J)	60,831	63,190
Toyota Auto Receivables Owner Trust
Series 2016-D, Class A4, 1.420%, 01/15/2022	10,603	10,609
Series 2019-C, Class A2A, 2.000%, 04/15/2022	27,836	27,989
Series 2020-C, Class A4, 0.570%, 10/15/2025	95,000	95,175
Vericrest Opportunity Loan Trust, Series 2020-NPL6, Class A1A, 3.967%, 04/25/2050 (E)	85,250	85,477
Westlake Automobile Receivables Trust
Series 2020-1A, Class A2, 1.440%, 09/15/2023 (E)	150,000	150,851
Series 2019-A1, Class D, 3.670%, 03/15/2024 (E)	50,000	51,641
World Omni Auto Receivables Trust, Series 2019-A, Class A3, 3.040%, 05/15/2024	90,000	92,393
TOTAL ASSET BACKED SECURITIES (Cost $1,954,679)		$1,979,255
Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES - 0.0%
United States - 0.0%
Becton, Dickinson and Company, 6.000%	160	$8,549
TOTAL PREFERRED SECURITIES (Cost $8,288)		$8,549
EXCHANGE-TRADED FUNDS - 5.9%
iShares JP Morgan USD Emerging Markets Bond ETF	15,700	1,783,206
SPDR Blackstone/GSO Senior Loan ETF	5,000	224,100
SPDR Bloomberg Barclays Convertible Securities ETF	5,700	403,674
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,366,017)		$2,410,980
SHORT-TERM INVESTMENTS - 10.2%
U.S. Government - 0.6%
U.S. Treasury Bill 0.056%, 09/08/2020 *	$250,000	249,996
Short-term funds - 9.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0399% (L)	3,961,453	3,961,453
TOTAL SHORT-TERM INVESTMENTS (Cost $4,211,450)		$4,211,449
Total Investments (Opportunistic Fixed Income Fund) (Cost $42,323,481) - 104.0%		$42,791,122
Other assets and liabilities, net - (4.0%)		(1,631,484)
TOTAL NET ASSETS - 100.0%		$41,159,638
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CPI	Consumer Price Index
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.

The accompanying notes are an integral part of the financial statements.	37

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Non-income producing - Issuer is in default.
(D)	Non-income producing security.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,596,563 or 11.2% of the fund's net assets as of 8-31-20.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
Opportunistic Fixed Income Fund (continued)
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(L)	The rate shown is the annualized seven-day yield as of 8-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	3	Long	Sep 2020	$325,751	$326,296	$545
10-Year Canada Government Bond Futures	1	Long	Dec 2020	116,465	115,720	(745)
Ultra U.S. Treasury Bond Futures	3	Long	Dec 2020	670,154	662,719	(7,435)
10-Year Mini Japan Government Bond Futures	1	Short	Sep 2020	(143,477)	(143,058)	419
10-Year U.S. Treasury Note Futures	2	Short	Dec 2020	(277,933)	(278,500)	(567)
2-Year U.S. Treasury Note Futures	3	Short	Dec 2020	(662,596)	(662,836)	(240)
5-Year U.S. Treasury Note Futures	4	Short	Dec 2020	(503,370)	(504,125)	(755)
German Euro BUND Futures	12	Short	Sep 2020	(2,496,977)	(2,514,520)	(17,543)
U.K. Long Gilt Bond Futures	3	Short	Dec 2020	(542,409)	(541,424)	985
						$(25,336)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	40,000	USD	29,456	CITI	9/30/2020	$49	—
AUD	396,000	USD	286,575	GSI	9/30/2020	5,525	—
BRL	824,000	USD	147,869	CITI	9/2/2020	2,537	—
BRL	1,329,000	USD	236,692	CITI	9/30/2020	5,677	—
CAD	905,000	USD	688,692	JPM	9/30/2020	5,202	—
CLP	202,219,000	USD	260,015	GSI	9/30/2020	59	—
CNY	2,663,000	USD	386,010	BARC	9/30/2020	1,989	—
COP	780,500,000	USD	201,103	CITI	9/30/2020	7,141	—
CZK	12,303,000	USD	556,891	BARC	9/30/2020	2,137	—
EUR	452,406	USD	534,981	JPM	9/30/2020	5,240	—
GBP	161,000	USD	214,524	GSI	9/30/2020	737	—
GBP	271,000	USD	355,339	JPM	9/30/2020	6,995	—
INR	24,007,000	USD	320,008	JPM	9/30/2020	6,474	—
JPY	146,928,000	USD	1,384,149	MSI	9/30/2020	3,610	—
KRW	252,000,000	USD	212,363	MSI	9/29/2020	—	$(172)
NOK	4,855,000	USD	541,562	MSI	9/30/2020	14,322	—
NZD	373,000	USD	245,923	MSI	9/30/2020	5,320	—
PHP	24,365,000	USD	501,183	CITI	9/30/2020	800	—
PLN	1,999,000	USD	539,236	BARC	9/30/2020	3,627	—
RUB	21,638,000	USD	291,611	BOA	9/30/2020	—	(1,212)
RUB	4,410,000	USD	59,050	BARC	9/30/2020	136	—
RUB	44,210,000	USD	591,680	GSI	9/30/2020	1,654	—
SEK	4,827,000	USD	550,233	MSI	9/30/2020	8,002	—
SGD	1,271,000	USD	928,320	JPM	9/30/2020	5,872	—
TRY	2,240,000	USD	302,253	BOA	9/30/2020	74	—
USD	1,884,447	AUD	2,604,000	GSI	9/30/2020	—	(36,328)
USD	147,077	BRL	824,000	CITI	9/2/2020	—	(3,329)
The accompanying notes are an integral part of the financial statements.	38

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	295,707	BRL	1,628,000	CITI	10/2/2020	—	$(1,171)
USD	2,429,826	CAD	3,193,000	JPM	9/30/2020	—	(18,355)
USD	544,933	CHF	496,000	JPM	9/30/2020	—	(4,234)
USD	503,598	CLP	395,702,000	MSI	9/30/2020	—	(5,315)
USD	524,072	COP	2,033,974,000	CITI	9/30/2020	—	(18,609)
USD	32,238	CZK	708,000	CITI	9/30/2020	$68	—
USD	4,448,652	EUR	3,762,000	JPM	9/30/2020	—	(43,570)
USD	435,323	GBP	332,000	JPM	9/30/2020	—	(8,570)
USD	529,439	HUF	159,465,000	BOA	9/30/2020	—	(5,727)
USD	1,752,999	IDR	25,648,135,000	BARC	9/30/2020	—	(2,014)
USD	35,957	IDR	525,280,000	MSI	9/30/2020	14	—
USD	1,211,488	ILS	4,119,000	CITI	9/30/2020	—	(16,855)
USD	2,840,865	JPY	301,559,000	MSI	9/30/2020	—	(7,409)
USD	2,925,055	KRW	3,471,016,000	MSI	9/29/2020	2,373	—
USD	1,164,404	MXN	25,612,000	CITI	9/30/2020	—	(2,056)
USD	38,250	NOK	335,000	BOA	9/30/2020	—	(106)
USD	120,471	NOK	1,080,000	MSI	9/30/2020	—	(3,186)
USD	390,971	NZD	593,000	MSI	9/30/2020	—	(8,457)
USD	1,891,795	RUB	141,354,000	GSI	9/30/2020	—	(5,289)
USD	756,618	SGD	1,029,000	JPM	9/30/2020	297	—
USD	581,665	THB	18,337,000	JPM	9/30/2020	—	(7,455)
USD	244,613	TRY	1,839,000	GSI	9/30/2020	—	(3,593)
USD	42,291	ZAR	709,000	BOA	9/30/2020	597	—
ZAR	3,682,000	USD	217,289	MSI	9/30/2020	—	(763)
						$96,528	$(203,775)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	5,770,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	$(1,057)	$(15,084)	$(16,141)
CITI	6,440,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.390%	Quarterly	Quarterly	Jun 2025	—	(18,787)	(18,787)
CITI	906,430,000	COP	Fixed 4.330%	COP IBR Compounded OIS	Quarterly	Quarterly	Sep 2030	—	3,389	3,389
GSI	169,660,000	CLP	Fixed 2.160%	CLP CLICP Bloomberg	Semi-Annual	Semi-Annual	Sep 2030	319	693	1,012
								$(738)	$(29,789)	$(30,527)
Centrally cleared	1,580,000	PLN	Fixed 0.880%	PLN WIBOR WIBO	Annual	Semi-Annual	Sep 2030	292	10,368	10,660
								$292	$10,368	$10,660
								$(446)	$(19,421)	$(19,867)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
CITI	Government of Malaysia	80,000	USD	$80,000	1.000%	Quarterly	Jun 2025	$(1,358)	$(851)	$(2,209)
CITI	People's Republic of China	65,000	USD	65,000	1.000%	Quarterly	Jun 2025	(1,667)	(498)	(2,165)
GSI	People's Republic of China	850,000	USD	850,000	1.000%	Quarterly	Dec 2024	(20,695)	(6,801)	(27,496)
GSI	Government of Russia	410,000	USD	410,000	1.000%	Quarterly	Jun 2025	12,643	(13,513)	(870)
GSI	Government of Russia	10,000	USD	10,000	1.000%	Quarterly	Jun 2025	(10)	(9)	(19)
GSI	CMBX.NA.AAA.10	600,000	USD	600,000	0.500%	Monthly	Nov 2059	(7,034)	(584)	(7,618)
JPM	Republic of Korea	2,110,000	USD	2,110,000	1.000%	Quarterly	Dec 2024	(62,288)	(14,592)	(76,880)
MSI	Government of Japan	2,090,000	USD	2,090,000	1.000%	Quarterly	Dec 2024	(65,715)	(14,833)	(80,548)
MSI	Federative Republic of Brazil	5,000	USD	5,000	1.000%	Quarterly	Jun 2025	298	(45)	253
MSI	Republic of Indonesia	50,000	USD	50,000	1.000%	Quarterly	Jun 2025	461	(699)	(238)
MSI	CMBX.NA.BBB-.7	440,000	USD	440,000	3.000%	Monthly	Jan 2047	10,000	90,324	100,324
MSI	CMBX.NA.AAA.11	600,000	USD	600,000	0.500%	Monthly	Nov 2054	(5,093)	(1,052)	(6,145)
MSI	CMBX.NA.BBB-.8	460,000	USD	460,000	3.000%	Monthly	Oct 2057	22,083	82,083	104,166
The accompanying notes are an integral part of the financial statements.	39

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
MSI	CMBX.NA.AAA.12	610,000	USD	$610,000	0.500%	Monthly	Aug 2061	$(473)	$(1,954)	$(2,427)
MSI	CMBX.NA.AAA.13	610,000	USD	610,000	0.500%	Monthly	Dec 2072	4,331	(1,533)	2,798
				$8,990,000				$(114,517)	$115,443	$926
Centrally cleared	CDX.NA.HY.34	61,380	USD	61,380	5.000%	Quarterly	Jun 2025	335	(4,470)	(4,135)
Centrally cleared	iTraxx Europe Crossover Series 33 Version 1	110,000	EUR	123,997	5.000%	Quarterly	Jun 2025	(7,191)	(4,221)	(11,412)
				$185,377				$(6,856)	$(8,691)	$(15,547)
				$9,175,377				$(121,373)	$106,752	$(14,621)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CDX.NA.HY.34	4.538%	799,800	USD	$799,800	5.000%	Quarterly	Jun 2023	$(17,518)	$54,352	$36,834
GSI	CDX.NA.HY.34	4.538%	404,550	USD	404,550	5.000%	Quarterly	Jun 2023	(8,869)	27,500	18,631
GSI	CDX.NA.HY.34	4.538%	399,900	USD	399,900	5.000%	Quarterly	Jun 2023	(13,258)	31,564	18,306
GSI	CMBX.NA.BBB-.11	5.810%	50,000	USD	50,000	3.000%	Monthly	Nov 2054	(8,703)	942	(7,761)
GSI	CMBX.NA.BBB-.10	6.250%	25,000	USD	25,000	3.000%	Monthly	Nov 2059	(4,826)	352	(4,474)
					$1,679,250				$(53,174)	$114,710	$61,536
Centrally cleared	CDX.NA.HY.33	4.280%	1,885,500	USD	1,885,500	5.000%	Quarterly	Dec 2024	(20,798)	145,761	124,963
Centrally cleared	CDX.NA.HY.34	4.340%	186,000	USD	186,000	5.000%	Quarterly	Jun 2025	316	12,213	12,529
Centrally cleared	CDX.NA.IG.34	0.695%	85,000	USD	85,000	1.000%	Quarterly	Jun 2025	1,115	455	1,570
Centrally cleared	iTraxx Europe Series 33 Version 1	0.610%	315,000	EUR	355,084	1.000%	Quarterly	Jun 2025	6,412	2,611	9,023
					$2,511,584				$(12,955)	$161,040	$148,085
					$4,190,834				$(66,129)	$275,750	$209,621
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	770,000	Mar 2021	GSI	$46	$(15,038)	$(14,992)
Pay	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	1,220,000	Mar 2021	MSI	445	26,381	26,826
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	370,000	Mar 2021	BARC	(135)	4,720	4,585
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	290,000	Mar 2021	BARC	(113)	3,499	3,386
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	770,000	Mar 2021	JPM	(46)	28,540	28,494
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	1,200,000	Mar 2021	JPM	(414)	21,435	21,021
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	465,000	Mar 2021	MSI	(169)	5,863	5,694
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	95,000	Mar 2021	MSI	(35)	1,198	1,163
								$(421)	$76,598	$76,177
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
The accompanying notes are an integral part of the financial statements.	40

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CLICP	Sinacofi Chile Interbank Rate Average
CNREPOFIX	China Fixing Repo Rate
GSI	Goldman Sachs International
IBR	Colombia Overnight Interbank Rate
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
WIBOR	Warsaw Interbank Offered Rate

See Notes to financial statements regarding investment transactions and other derivatives information.
U.S. High Yield Bond Fund
	Shares or Principal Amount	Value
CORPORATE BONDS – 94.7%
Communication services – 15.7%
Block Communications, Inc. 4.875%, 03/01/2028 (A)	$125,000	$127,500
CCO Holdings LLC
4.000%, 03/01/2023 (A)	50,000	50,688
4.500%, 08/15/2030 to 05/01/2032 (A)	800,000	848,626
5.000%, 02/01/2028 (A)	125,000	132,188
5.125%, 05/01/2027 (A)	250,000	266,255
5.375%, 05/01/2025 (A)	2,150,000	2,211,813
5.750%, 02/15/2026 (A)	2,700,000	2,829,762
Cinemark USA, Inc.
5.125%, 12/15/2022	600,000	562,500
8.750%, 05/01/2025 (A)	75,000	80,438
CSC Holdings LLC
4.125%, 12/01/2030 (A)	275,000	285,450
4.625%, 12/01/2030 (A)	750,000	767,033
5.375%, 02/01/2028 (A)	375,000	399,928
5.500%, 05/15/2026 (A)	1,125,000	1,180,080
6.500%, 02/01/2029 (A)	350,000	394,406
7.500%, 04/01/2028 (A)	550,000	617,375
Diamond Sports Group LLC
5.375%, 08/15/2026 (A)	125,000	97,500
6.625%, 08/15/2027 (A)(B)	725,000	407,813
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Gray Television, Inc.
5.125%, 10/15/2024 (A)	$975,000	$996,733
5.875%, 07/15/2026 (A)	2,000,000	2,075,000
7.000%, 05/15/2027 (A)	200,000	217,000
Intelsat Connect Finance SA 9.500%, 02/15/2023 (A)(C)	275,000	93,500
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (B)(C)	3,375,000	2,244,375
8.500%, 10/15/2024 (A)(C)	1,100,000	748,000
Intelsat Luxembourg SA 8.125%, 06/01/2023 (C)	650,000	27,625
Lamar Media Corp.
3.750%, 02/15/2028 (A)	700,000	699,125
4.000%, 02/15/2030 (A)	700,000	714,875
5.750%, 02/01/2026	50,000	52,140
Level 3 Financing, Inc. 5.375%, 01/15/2024	425,000	429,781
Live Nation Entertainment, Inc. 6.500%, 05/15/2027 (A)	150,000	163,871
Match Group Holdings II LLC 4.125%, 08/01/2030 (A)	125,000	130,938
Nexstar Broadcasting, Inc. 5.625%, 07/15/2027 (A)	2,095,000	2,210,225

The accompanying notes are an integral part of the financial statements.	41

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Nielsen Finance LLC 5.000%, 04/15/2022 (A)	$2,825,000	$2,827,684
Outfront Media Capital LLC
4.625%, 03/15/2030 (A)	1,225,000	1,185,188
5.000%, 08/15/2027 (A)	25,000	24,555
5.625%, 02/15/2024	375,000	380,625
Salem Media Group, Inc. 6.750%, 06/01/2024 (A)(B)	2,100,000	1,806,000
Scripps Escrow, Inc. 5.875%, 07/15/2027 (A)	125,000	125,000
Sprint Capital Corp.
6.875%, 11/15/2028	140,000	179,094
8.750%, 03/15/2032	820,000	1,238,559
The EW Scripps Company 5.125%, 05/15/2025 (A)	2,050,000	2,029,500
The Nielsen Company Luxembourg SARL 5.000%, 02/01/2025 (A)(B)	400,000	407,000
T-Mobile USA, Inc.
4.500%, 02/01/2026	75,000	77,423
4.750%, 02/01/2028	325,000	350,188
5.125%, 04/15/2025	250,000	256,281
5.375%, 04/15/2027	875,000	942,813
6.375%, 03/01/2025	1,550,000	1,582,938
Virgin Media Finance PLC 5.000%, 07/15/2030 (A)	475,000	489,108
Windstream Escrow LLC 7.750%, 08/15/2028 (A)	535,000	535,112
		36,499,611
Consumer discretionary – 12.3%
Asbury Automotive Group, Inc.
4.500%, 03/01/2028 (A)	360,000	368,100
4.750%, 03/01/2030 (A)	347,000	359,617
Carriage Services, Inc. 6.625%, 06/01/2026 (A)	1,750,000	1,850,625
CCM Merger, Inc. 6.000%, 03/15/2022 (A)	3,050,000	3,034,750
Clarios Global LP
6.250%, 05/15/2026 (A)	100,000	106,063
6.750%, 05/15/2025 (A)	75,000	80,360
Connect Finco SARL 6.750%, 10/01/2026 (A)	450,000	464,625
Cooper Tire & Rubber Company 7.625%, 03/15/2027	2,410,000	2,724,626
Ford Motor Company
4.750%, 01/15/2043	1,375,000	1,273,594
9.000%, 04/22/2025	150,000	175,540
9.625%, 04/22/2030	150,000	196,616
Ford Motor Credit Company LLC
4.389%, 01/08/2026	1,450,000	1,475,114
5.113%, 05/03/2029	2,000,000	2,112,500
5.125%, 06/16/2025	300,000	315,219
Group 1 Automotive, Inc.
4.000%, 08/15/2028 (A)	525,000	523,803
5.000%, 06/01/2022	925,000	925,000
Hilton Domestic Operating Company, Inc. 4.875%, 01/15/2030	125,000	128,750
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, 06/01/2024 (A)	650,000	670,657
5.250%, 06/01/2026 (A)	650,000	674,375
Levi Strauss & Company 5.000%, 05/01/2025	175,000	178,938
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Lithia Motors, Inc.
4.625%, 12/15/2027 (A)	$200,000	$211,000
5.250%, 08/01/2025 (A)	1,025,000	1,062,264
Penske Automotive Group, Inc.
3.500%, 09/01/2025	85,000	85,614
5.375%, 12/01/2024	1,125,000	1,146,218
5.750%, 10/01/2022	1,000,000	1,000,700
Service Corp. International
4.625%, 12/15/2027	425,000	457,938
5.125%, 06/01/2029	1,175,000	1,301,747
7.500%, 04/01/2027	450,000	544,500
8.000%, 11/15/2021	2,145,000	2,295,150
Sonic Automotive, Inc. 6.125%, 03/15/2027	350,000	366,188
Telesat Canada 6.500%, 10/15/2027 (A)	350,000	359,520
The William Carter Company
5.500%, 05/15/2025 (A)	150,000	159,936
5.625%, 03/15/2027 (A)	375,000	398,393
Wyndham Hotels & Resorts, Inc. 5.375%, 04/15/2026 (A)	1,270,000	1,317,625
Yum! Brands, Inc.
4.750%, 01/15/2030 (A)	150,000	165,375
7.750%, 04/01/2025 (A)	150,000	167,438
		28,678,478
Consumer staples – 1.5%
Albertsons Companies, Inc.
4.625%, 01/15/2027 (A)	150,000	158,496
4.875%, 02/15/2030 (A)	150,000	161,250
Cott Holdings, Inc. 5.500%, 04/01/2025 (A)	375,000	387,656
Darling Ingredients, Inc. 5.250%, 04/15/2027 (A)	500,000	530,625
Pilgrim's Pride Corp.
5.750%, 03/15/2025 (A)	940,000	965,850
5.875%, 09/30/2027 (A)	125,000	132,813
Prestige Brands, Inc.
5.125%, 01/15/2028 (A)	125,000	131,110
6.375%, 03/01/2024 (A)	725,000	748,410
Spectrum Brands, Inc. 5.750%, 07/15/2025	275,000	283,938
		3,500,148
Energy – 18.5%
Antero Midstream Partners LP 5.750%, 01/15/2028 (A)	1,875,000	1,657,406
Apache Corp.
4.250%, 01/15/2030	50,000	48,652
4.750%, 04/15/2043	750,000	706,463
4.875%, 11/15/2027	75,000	76,638
Archrock Partners LP
6.250%, 04/01/2028 (A)	200,000	200,960
6.875%, 04/01/2027 (A)	450,000	463,500
Baytex Energy Corp.
5.625%, 06/01/2024 (A)	1,400,000	829,500
8.750%, 04/01/2027 (A)	2,100,000	1,029,000
Bristow Group, Inc. 7.750%, 12/15/2022 (B)	1,600,000	1,504,000
Buckeye Partners LP 5.850%, 11/15/2043	825,000	800,729
Callon Petroleum Company
6.125%, 10/01/2024	732,000	239,044
8.250%, 07/15/2025 (B)	1,038,000	311,400
Cenovus Energy, Inc. 5.375%, 07/15/2025	80,000	81,403

The accompanying notes are an integral part of the financial statements.	42

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/2027	$75,000	$84,490
Cheniere Energy Partners LP
4.500%, 10/01/2029	350,000	363,850
5.250%, 10/01/2025	3,175,000	3,248,787
5.625%, 10/01/2026	400,000	419,276
Denbury Resources, Inc.
7.750%, 02/15/2024 (A)(C)	743,000	371,500
9.000%, 05/15/2021 (A)(C)	1,300,000	650,000
9.250%, 03/31/2022 (A)(B)(C)	451,000	225,500
Diamond Offshore Drilling, Inc. 4.875%, 11/01/2043 (C)	993,000	99,300
EnLink Midstream LLC 5.375%, 06/01/2029	1,725,000	1,520,708
EnLink Midstream Partners LP
4.150%, 06/01/2025	25,000	22,281
4.400%, 04/01/2024	300,000	277,500
5.050%, 04/01/2045 (B)	1,175,000	763,750
5.450%, 06/01/2047	1,175,000	768,215
5.600%, 04/01/2044	750,000	495,000
Enviva Partners LP 6.500%, 01/15/2026 (A)	1,675,000	1,783,523
EQM Midstream Partners LP
6.000%, 07/01/2025 (A)	75,000	79,594
6.500%, 07/01/2027 (A)	150,000	164,250
6.500%, 07/15/2048	325,000	329,063
Harvest Midstream I LP 7.500%, 09/01/2028 (A)	345,000	357,123
Hilcorp Energy I LP
5.000%, 12/01/2024 (A)	1,250,000	1,184,375
5.750%, 10/01/2025 (A)	1,325,000	1,245,500
6.250%, 11/01/2028 (A)	225,000	211,500
Indigo Natural Resources LLC 6.875%, 02/15/2026 (A)	575,000	587,938
Murphy Oil Corp.
5.750%, 08/15/2025	125,000	119,844
5.875%, 12/01/2027	125,000	120,078
Murphy Oil USA, Inc. 4.750%, 09/15/2029	75,000	81,081
New Fortress Energy, Inc. 6.750%, 09/15/2025 (A)	290,000	293,680
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)	225,000	233,259
7.768%, 12/15/2037 (A)	275,000	335,734
Occidental Petroleum Corp.
4.625%, 06/15/2045	1,575,000	1,244,250
6.200%, 03/15/2040	500,000	475,000
6.450%, 09/15/2036	3,825,000	3,750,918
6.600%, 03/15/2046	375,000	372,409
Oceaneering International, Inc. 6.000%, 02/01/2028	1,350,000	854,577
Pattern Energy Operations LP 4.500%, 08/15/2028 (A)	2,300,000	2,420,750
Rockies Express Pipeline LLC
4.800%, 05/15/2030 (A)	725,000	714,125
6.875%, 04/15/2040 (A)	1,506,000	1,551,180
7.500%, 07/15/2038 (A)	201,000	213,060
Southwestern Energy Company
6.450%, 01/23/2025	15,000	15,068
7.500%, 04/01/2026	250,000	251,250
7.750%, 10/01/2027 (B)	850,000	869,210
8.375%, 09/15/2028	545,000	564,075
Tallgrass Energy Partners LP 5.500%, 09/15/2024 (A)	2,500,000	2,450,000
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Ultra Resources, Inc. 7.125%, 04/15/2025 (A)(C)	$2,675,000	$6,688
USA Compression Partners LP 6.875%, 04/01/2026 to 09/01/2027	1,150,000	1,186,250
Western Midstream Operating LP
5.050%, 02/01/2030	650,000	666,380
5.300%, 03/01/2048	1,100,000	982,113
6.250%, 02/01/2050	50,000	50,071
		43,022,768
Financials – 4.8%
AmWINS Group, Inc. 7.750%, 07/01/2026 (A)	1,175,000	1,266,063
CIT Group, Inc.
4.125%, 03/09/2021	40,000	40,350
6.125%, 03/09/2028	50,000	58,938
FirstCash, Inc.
4.625%, 09/01/2028 (A)	420,000	431,630
5.375%, 06/01/2024 (A)	1,175,000	1,206,655
Genworth Mortgage Holdings, Inc. 6.500%, 08/15/2025 (A)	110,000	115,689
HUB International, Ltd. 7.000%, 05/01/2026 (A)	500,000	518,750
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	200,000	183,500
5.250%, 03/15/2022 to 10/01/2025 (A)	1,500,000	1,434,000
LPL Holdings, Inc.
4.625%, 11/15/2027 (A)	250,000	260,000
5.750%, 09/15/2025 (A)	2,425,000	2,522,000
OneMain Finance Corp.
5.375%, 11/15/2029	625,000	664,844
6.125%, 03/15/2024	400,000	433,708
6.625%, 01/15/2028	400,000	456,604
7.125%, 03/15/2026	600,000	688,497
8.250%, 10/01/2023	225,000	253,125
USI, Inc. 6.875%, 05/01/2025 (A)	475,000	486,875
		11,021,228
Health care – 10.2%
Bausch Health Americas, Inc. 8.500%, 01/31/2027 (A)	300,000	330,000
Bausch Health Companies, Inc.
5.000%, 01/30/2028 (A)	250,000	246,250
5.250%, 01/30/2030 (A)	250,000	248,498
5.500%, 03/01/2023 to 11/01/2025 (A)	1,032,000	1,040,745
5.750%, 08/15/2027 (A)	100,000	107,404
5.875%, 05/15/2023 (A)	138,000	138,000
6.125%, 04/15/2025 (A)	1,265,000	1,301,369
6.250%, 02/15/2029 (A)	1,000,000	1,045,350
7.000%, 03/15/2024 to 01/15/2028 (A)	425,000	444,162
7.250%, 05/30/2029 (A)	50,000	54,875
Centene Corp. 5.375%, 08/15/2026 (A)	100,000	105,875
Change Healthcare Holdings LLC 5.750%, 03/01/2025 (A)	2,250,000	2,295,000
Charles River Laboratories International, Inc.
4.250%, 05/01/2028 (A)	75,000	78,938
5.500%, 04/01/2026 (A)	250,000	263,125
Community Health Systems, Inc.
6.250%, 03/31/2023	200,000	200,500
6.625%, 02/15/2025 (A)	1,500,000	1,530,000
DaVita, Inc.
3.750%, 02/15/2031 (A)	325,000	320,782
4.625%, 06/01/2030 (A)	575,000	604,469

The accompanying notes are an integral part of the financial statements.	43

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Encompass Health Corp.
4.500%, 02/01/2028	$225,000	$230,708
4.750%, 02/01/2030	250,000	260,828
5.125%, 03/15/2023	245,000	246,838
5.750%, 11/01/2024 to 09/15/2025	65,000	66,790
Hill-Rom Holdings, Inc.
4.375%, 09/15/2027 (A)	650,000	679,617
5.000%, 02/15/2025 (A)	50,000	51,633
Hologic, Inc.
4.375%, 10/15/2025 (A)	1,300,000	1,326,845
4.625%, 02/01/2028 (A)	150,000	159,258
IQVIA, Inc. 5.000%, 10/15/2026 to 05/15/2027 (A)	700,000	735,245
MEDNAX, Inc. 5.250%, 12/01/2023 (A)	150,000	152,625
MPH Acquisition Holdings LLC 7.125%, 06/01/2024 (A)	2,225,000	2,259,043
Ortho-Clinical Diagnostics, Inc. 7.250%, 02/01/2028 (A)	150,000	155,250
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) 8.500%, 12/01/2022 (A)(B)	400,000	406,500
Select Medical Corp. 6.250%, 08/15/2026 (A)	850,000	913,130
Surgery Center Holdings, Inc. 6.750%, 07/01/2025 (A)(B)	325,000	320,125
Tenet Healthcare Corp.
4.625%, 07/15/2024	775,000	792,825
4.625%, 06/15/2028 (A)	150,000	155,625
4.875%, 01/01/2026 (A)	400,000	416,000
5.125%, 11/01/2027 (A)	100,000	105,500
7.000%, 08/01/2025 (B)	350,000	361,375
7.500%, 04/01/2025 (A)	175,000	192,010
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/2046	500,000	427,500
6.750%, 03/01/2028 (B)	1,600,000	1,744,000
Vizient, Inc. 6.250%, 05/15/2027 (A)	1,125,000	1,195,313
		23,709,925
Industrials – 12.7%
ACCO Brands Corp. 5.250%, 12/15/2024 (A)	25,000	25,568
Advanced Disposal Services, Inc. 5.625%, 11/15/2024 (A)	1,925,000	1,989,969
Air Canada 7.750%, 04/15/2021 (A)	550,000	550,000
Allison Transmission, Inc.
4.750%, 10/01/2027 (A)	750,000	783,750
5.000%, 10/01/2024 (A)	2,625,000	2,651,329
5.875%, 06/01/2029 (A)	350,000	383,250
Covanta Holding Corp.
5.000%, 09/01/2030	80,000	82,024
5.875%, 07/01/2025	500,000	521,670
6.000%, 01/01/2027	475,000	497,031
Fortress Transportation and Infrastructure Investors LLC
6.500%, 10/01/2025 (A)	1,625,000	1,576,250
9.750%, 08/01/2027 (A)	135,000	143,946
IAA, Inc. 5.500%, 06/15/2027 (A)	2,300,000	2,423,579
KAR Auction Services, Inc. 5.125%, 06/01/2025 (A)	3,425,000	3,450,688
Pike Corp. 5.500%, 09/01/2028 (A)	145,000	145,725
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Prime Security Services Borrower LLC 3.375%, 08/31/2027 (A)	$1,195,000	$1,190,710
RBS Global, Inc. 4.875%, 12/15/2025 (A)	1,825,000	1,868,344
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025 (A)	2,525,000	2,607,063
Sensata Technologies BV 5.625%, 11/01/2024 (A)	1,600,000	1,744,000
Sensata Technologies UK Financing Company PLC 6.250%, 02/15/2026 (A)	250,000	261,895
Sensata Technologies, Inc. 3.750%, 02/15/2031 (A)	230,000	229,425
Signature Aviation US Holdings, Inc.
4.000%, 03/01/2028 (A)	525,000	513,287
5.375%, 05/01/2026 (A)	1,375,000	1,416,250
Stevens Holding Company, Inc. 6.125%, 10/01/2026 (A)	1,250,000	1,346,875
Tempo Acquisition LLC 5.750%, 06/01/2025 (A)	75,000	78,563
TriMas Corp. 4.875%, 10/15/2025 (A)	1,325,000	1,346,531
Vertical Holdco GmbH 7.625%, 07/15/2028 (A)	250,000	263,750
Vertical US Newco, Inc. 5.250%, 07/15/2027 (A)	1,400,000	1,457,750
		29,549,222
Information technology – 5.8%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (A)	80,000	81,026
Cardtronics, Inc. 5.500%, 05/01/2025 (A)(B)	2,350,000	2,373,500
CDK Global, Inc. 5.250%, 05/15/2029 (A)	100,000	109,092
CommScope Technologies LLC 6.000%, 06/15/2025 (A)	490,000	502,353
CommScope, Inc. 8.250%, 03/01/2027 (A)(B)	450,000	487,121
Dell International LLC
5.875%, 06/15/2021 (A)	1,207,000	1,208,883
7.125%, 06/15/2024 (A)	2,275,000	2,362,110
Fair Isaac Corp.
4.000%, 06/15/2028 (A)	100,000	103,500
5.250%, 05/15/2026 (A)	1,425,000	1,636,328
Gartner, Inc. 5.125%, 04/01/2025 (A)	615,000	639,416
Level 3 Financing, Inc.
3.625%, 01/15/2029 (A)	830,000	832,158
4.250%, 07/01/2028 (A)	425,000	437,431
Logan Merger Sub, Inc. 5.500%, 09/01/2027 (A)	150,000	154,313
NCR Corp.
5.000%, 07/15/2022	510,000	509,118
5.000%, 10/01/2028 (A)	80,000	80,600
5.250%, 10/01/2030 (A)	610,000	617,936
5.750%, 09/01/2027 (A)	50,000	52,500
8.125%, 04/15/2025 (A)	150,000	167,807
NortonLifeLock, Inc. 5.000%, 04/15/2025 (A)	125,000	127,500
ON Semiconductor Corp. 3.875%, 09/01/2028 (A)	25,000	26,087
Qorvo, Inc. 4.375%, 10/15/2029	200,000	214,500

The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
SS&C Technologies, Inc. 5.500%, 09/30/2027 (A)	$700,000	$749,770
		13,473,049
Materials – 4.9%
Ardagh Packaging Finance PLC
4.125%, 08/15/2026 (A)	600,000	625,920
5.250%, 04/30/2025 (A)	125,000	132,644
Ball Corp.
4.875%, 03/15/2026	250,000	280,000
5.000%, 03/15/2022	175,000	185,754
5.250%, 07/01/2025	75,000	84,995
Berry Global, Inc.
4.875%, 07/15/2026 (A)	350,000	371,875
5.125%, 07/15/2023	214,000	216,675
5.625%, 07/15/2027 (A)	100,000	105,750
6.000%, 10/15/2022	320,000	320,400
Clearwater Paper Corp.
4.750%, 08/15/2028 (A)	70,000	70,700
5.375%, 02/01/2025 (A)(B)	300,000	315,132
Crown Americas LLC
4.250%, 09/30/2026	775,000	823,918
4.750%, 02/01/2026	800,000	833,960
Flex Acquisition Company, Inc.
6.875%, 01/15/2025 (A)	800,000	815,440
7.875%, 07/15/2026 (A)	350,000	367,217
Kaiser Aluminum Corp.
4.625%, 03/01/2028 (A)	275,000	272,008
6.500%, 05/01/2025 (A)	175,000	184,960
Novelis Corp. 5.875%, 09/30/2026 (A)	250,000	261,200
OI European Group BV 4.000%, 03/15/2023 (A)	350,000	353,574
Owens-Brockway Glass Container, Inc. 5.875%, 08/15/2023 (A)	600,000	638,250
Plastipak Holdings, Inc. 6.250%, 10/15/2025 (A)(B)	550,000	557,535
QVC, Inc. 4.750%, 02/15/2027	600,000	638,442
Reynolds Group Issuer, Inc. 5.125%, 07/15/2023 (A)	450,000	456,615
Sealed Air Corp. 5.125%, 12/01/2024 (A)	1,165,000	1,281,500
Silgan Holdings, Inc.
4.125%, 02/01/2028	650,000	673,563
4.750%, 03/15/2025	100,000	102,000
Valvoline, Inc.
4.250%, 02/15/2030 (A)	325,000	344,906
4.375%, 08/15/2025	125,000	129,713
		11,444,646
Real estate – 4.3%
CoreCivic, Inc.
4.625%, 05/01/2023	300,000	285,000
5.000%, 10/15/2022	800,000	788,000
GLP Capital LP 5.375%, 11/01/2023	625,000	669,656
MPT Operating Partnership LP
4.625%, 08/01/2029	275,000	293,552
5.000%, 10/15/2027	725,000	766,688
5.250%, 08/01/2026	800,000	840,000
5.500%, 05/01/2024	715,000	725,725
6.375%, 03/01/2024	60,000	61,950
SBA Communications Corp.
3.875%, 02/15/2027 (A)	300,000	311,385
4.000%, 10/01/2022	525,000	528,528
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Service Properties Trust
3.950%, 01/15/2028	$420,000	$361,326
4.375%, 02/15/2030	500,000	432,500
4.750%, 10/01/2026	225,000	207,000
4.950%, 02/15/2027	925,000	848,688
5.250%, 02/15/2026	375,000	354,375
7.500%, 09/15/2025	85,000	92,449
The GEO Group, Inc.
5.125%, 04/01/2023	210,000	173,250
5.875%, 01/15/2022 to 10/15/2024	1,665,000	1,511,400
6.000%, 04/15/2026	975,000	747,674
		9,999,146
Utilities – 4.0%
NextEra Energy Operating Partners LP
4.250%, 07/15/2024 to 09/15/2024 (A)	825,000	880,205
4.500%, 09/15/2027 (A)	725,000	792,063
NSG Holdings LLC 7.750%, 12/15/2025 (A)	2,196,881	2,317,710
Pacific Gas & Electric Company
2.500%, 02/01/2031	300,000	291,503
3.500%, 08/01/2050	300,000	279,986
PG&E Corp.
5.000%, 07/01/2028	150,000	149,625
5.250%, 07/01/2030	150,000	149,616
TerraForm Power Operating LLC
4.250%, 01/31/2023 (A)	2,250,000	2,329,200
4.750%, 01/15/2030 (A)	400,000	428,000
5.000%, 01/31/2028 (A)	1,525,000	1,694,481
		9,312,389
TOTAL CORPORATE BONDS (Cost $216,654,233)		$220,210,610
CONVERTIBLE BONDS – 0.4%
Communication services – 0.2%
DISH Network Corp. 3.375%, 08/15/2026	575,000	567,108
Energy – 0.2%
Denbury Resources, Inc. 6.375%, 12/31/2024 (A)(C)	531,000	82,305
Whiting Petroleum Corp. 1.250%, 04/01/2020 (C)	1,345,000	309,350
		391,655
TOTAL CONVERTIBLE BONDS (Cost $2,297,615)		$958,763
TERM LOANS (D) – 2.9%
Communication services – 1.2%
Ancestry.com Operations, Inc., 2019 Extended Term Loan B (1 month LIBOR + 4.250%) 4.410%, 08/27/2026	2,364,167	2,359,439
Montreign Operating Company LLC, Bridge Term Loan (1 month LIBOR + 2.250%) 2.406%, 03/22/2021	420,089	401,710
		2,761,149
Consumer discretionary – 0.1%
CCM Merger, Inc., New Term Loan B (1 month LIBOR + 2.250%) 3.000%, 08/08/2021	280,065	276,004
Energy – 0.2%
EPIC Crude Services LP, Term Loan B (3 month LIBOR + 5.000%) 5.260%, 03/02/2026	600,000	474,000

The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (D) (continued)
Financials – 1.4%
Emerald TopCo, Inc., Term Loan (1 and 3 month LIBOR + 3.500%) 3.760%, 07/24/2026	$669,938	$650,677
HUB International, Ltd., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%) 5.000%, 04/25/2025	447,750	447,253
Nexus Buyer LLC, Term Loan B (1 month LIBOR + 3.750%) 3.912%, 11/09/2026	472,625	469,553
USI, Inc., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%) 4.308%, 12/02/2026	149,250	146,793
VFH Parent LLC, 2019 Term Loan B (1 month LIBOR + 3.000%) 3.164%, 03/01/2026	232,189	229,214
Victory Capital Holdings, Inc., 2020 Term Loan B1 (3 month LIBOR + 2.500%) 2.799%, 07/01/2026	1,281,298	1,260,477
		3,203,967
Materials – 0.0%
Clearwater Paper Corp., Term Loan B (3 month LIBOR + 3.250%) 4.250%, 07/26/2026	109,625	109,351
TOTAL TERM LOANS (Cost $6,959,692)		$6,824,471
RIGHTS – 0.1%
Texas Competitive Electric Holdings Company LLC (E)(F)	215,025	225,776
TOTAL RIGHTS (Cost $1,079,996)		$225,776
ESCROW CERTIFICATES – 0.0%
Texas Competitive Electric Holdings Company LLC 11.500%, 10/01/2020 (E)(G)	$13,200,000	19,800
TOTAL ESCROW CERTIFICATES (Cost $6,477)		$19,800
SHORT-TERM INVESTMENTS – 4.3%
Short-term funds – 4.3%
John Hancock Collateral Trust, 0.2611% (H)(I)	943,564	9,445,733
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0399% (H)	547,388	547,388
TOTAL SHORT-TERM INVESTMENTS (Cost $9,985,128)		$9,993,121
Total Investments (U.S. High Yield Bond Fund) (Cost $236,983,141) – 102.4%		$238,232,541
Other assets and liabilities, net – (2.4%)		(5,649,831)
TOTAL NET ASSETS – 100.0%		$232,582,710
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $147,617,876 or 63.5% of the fund's net assets as of 8-31-20.
(B)	All or a portion of this security is on loan as of 8-31-20.
(C)	Non-income producing - Issuer is in default.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
U.S. High Yield Bond Fund (continued)
(E)	Non-income producing security.
(F)	Strike price and/or expiration date not available.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(H)	The rate shown is the annualized seven-day yield as of 8-31-20.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II
Portfolio of Investments — August 31, 2020 (showing percentage of total net assets)

The following fund had the following country composition as a percentage of net assets on 8-31-20:
High Yield Fund
United States	78.4%
Cayman Islands	5.0%
Canada	4.1%
United Kingdom	3.5%
France	1.9%
Italy	1.2%
Other countries	5.9%
TOTAL	100.0%
The accompanying notes are an integral part of the financial statements.
47

John Hancock Funds II
Statements of assets and liabilities — August 31, 2020

Assets	Asia Pacific Total Return Bond Fund	Core Bond Fund	High Yield Fund	Opportunistic Fixed Income Fund
Unaffiliated investments, at value (including securities loaned)	$173,480,054	$3,093,883,956	$200,308,742	$42,791,122
Affiliated investments, at value	—	—	272,666	—
Total investments, at value	173,480,054	3,093,883,956	200,581,408	42,791,122
Swap contracts, at value	—	—	—	376,882
Receivable for centrally cleared swaps	—	—	497,492	—
Unrealized appreciation on forward foreign currency contracts	—	—	78,960	96,528
Receivable for futures variation margin	—	—	80,482	6,920
Cash	54,200	23,729	—	—
Foreign currency, at value	497,671	—	321,308	24,432
Collateral held at broker for futures contracts	550,000	—	116,138	—
Cash collateral at broker for sale commitments	—	964,000	—	—
Collateral segregated at custodian for OTC derivative contracts	—	—	170,000	—
Dividends and interest receivable	2,265,180	11,832,535	2,807,648	241,808
Receivable for fund shares sold	—	3,390,552	—	49,566
Receivable for investments sold	1,624,000	7,305,558	256,637	60,431
Receivable for delayed delivery securities sold	—	665,229,236	—	646,848
Receivable for securities lending income	—	—	573	—
Receivable from affiliates	—	—	—	5,565
Other assets	7,836	31,622	6,750	9,909
Total assets	178,478,941	3,782,661,188	204,917,396	44,310,011
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	—	201,349	203,775
Swap contracts, at value	—	—	—	268,770
Payable for centrally cleared swaps	—	—	—	8,622
Payable for futures variation margin	65,450	—	—	—
Due to custodian	—	—	161,116	—
Payable for collateral on OTC derivatives	—	—	—	150,000
Payable for collateral on sale commitments	—	3,110,000	—	—
Payable for investments purchased	—	63,955,867	1,206,288	306,752
Payable for delayed delivery securities purchased	—	1,001,012,309	470,000	2,078,039
Payable for fund shares repurchased	9	622,563	165,123	—
Payable upon return of securities loaned	—	—	272,697	—
Payable to affiliates
Accounting and legal services fees	11,482	161,524	12,131	2,423
Trustees' fees	96	1,480	111	22
Other liabilities and accrued expenses	98,864	186,953	94,427	131,970
Total liabilities	175,901	1,069,050,696	2,583,242	3,150,373
Net assets	$178,303,040	$2,713,610,492	$202,334,154	$41,159,638
Net assets consist of
Paid-in capital	$186,678,033	$2,507,337,353	$311,763,230	$45,179,239
Total distributable earnings (loss)	(8,374,993)	206,273,139	(109,429,076)	(4,019,601)
Net assets	$178,303,040	$2,713,610,492	$202,334,154	$41,159,638
Unaffiliated investments, including repurchase agreements, at cost	$172,286,750	$3,004,899,142	$224,416,861	$42,323,481
Affiliated investments, at cost	—	—	$272,661	—
Foreign currency, at cost	$477,205	—	$310,205	$25,700
Net unamortized upfront payment on OTC swaps	—	—	—	$(168,850)
Securities loaned, at value	—	—	$266,369	—
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	—	$207,002,140	$202,334,154	$41,159,638
Shares outstanding	—	14,823,298	25,734,544	2,944,195
Net asset value, offering price and redemption price per share	—	$13.96	$7.86	$13.98
Class NAV
Net assets	$178,303,040	$2,506,608,352	—	—
Shares outstanding	17,744,698	179,780,994	—	—
Net asset value, offering price and redemption price per share	$10.05	$13.94	—	—
The accompanying notes are an integral part of the financial statements.
48

John Hancock Funds II
Statements of assets and liabilities — August 31, 2020

Assets	U.S. High Yield Bond Fund
Unaffiliated investments, at value (including securities loaned)	$228,786,808
Affiliated investments, at value	9,445,733
Total investments, at value	238,232,541
Dividends and interest receivable	3,712,100
Receivable for fund shares sold	89,335
Receivable for investments sold	864,534
Receivable for securities lending income	8,436
Other assets	5,070
Total assets	242,912,016
Liabilities
Payable for investments purchased	798,498
Payable upon return of securities loaned	9,444,760
Payable to affiliates
Accounting and legal services fees	13,779
Trustees' fees	125
Other liabilities and accrued expenses	72,144
Total liabilities	10,329,306
Net assets	$232,582,710
Net assets consist of
Paid-in capital	$251,583,872
Total distributable earnings (loss)	(19,001,162)
Net assets	$232,582,710
Unaffiliated investments, including repurchase agreements, at cost	$227,545,401
Affiliated investments, at cost	$9,437,740
Securities loaned, at value	$9,241,230
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$61,509,176
Shares outstanding	5,553,632
Net asset value, offering price and redemption price per share	$11.08
Class NAV
Net assets	$171,073,534
Shares outstanding	15,463,443
Net asset value, offering price and redemption price per share	$11.06
The accompanying notes are an integral part of the financial statements.
49

John Hancock Funds II
Statements of operations — For the year ended August 31, 2020

Investment income	Asia Pacific Total Return Bond Fund	Core Bond Fund	High Yield Fund	Opportunistic Fixed Income Fund
Interest	$12,018,019	$66,757,960	$13,790,528	$1,090,167
Dividends	—	—	187,213	67,411
Securities lending	—	4,540	18,986	—
Less foreign taxes withheld	(419,613)	—	(328)	(24,179)
Total investment income	11,598,406	66,762,500	13,996,399	1,133,399
Expenses
Investment management fees	1,798,388	15,758,519	1,536,790	279,596
Distribution and service fees	—	92,994	109,771	20,703
Interest expense	—	—	—	37,578
Accounting and legal services fees	42,477	495,170	36,423	5,023
Trustees' fees	4,794	48,108	3,765	584
Custodian fees	127,922	336,589	47,235	103,303
Printing and postage	12,930	12,485	12,485	15,561
Professional fees	83,423	129,207	86,360	212,012
Other	19,981	94,588	27,105	11,014
Total expenses	2,089,915	16,967,660	1,859,934	685,374
Less expense reductions	(17,779)	(196,927)	(15,646)	(285,935)
Net expenses	2,072,136	16,770,733	1,844,288	399,439
Net investment income	9,526,270	49,991,767	12,152,111	733,960
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(895,997)	141,019,515	(4,887,818)	3,193,833
Affiliated investments	—	(857)	(5,363)	—
Securities sold short	—	—	—	(14,950)
Futures contracts	(1,222,128)	—	230,607	117,959
Forward foreign currency contracts	—	—	32,622	(267,344)
Written options	—	—	(1,146,848)	113,156
Swap contracts	—	—	219,660	(147,113)
	(2,118,125)	141,018,658	(5,557,140)	2,995,541
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	4,601,671	(13,324,591)	(162,805)	(605,506)
Affiliated investments	—	(30)	53	—
Securities sold short	—	—	—	(1,163)
Futures contracts	(83,637)	—	4,637	(89,876)
Forward foreign currency contracts	—	—	(131,534)	87,486
Written options	—	—	—	(22,273)
Swap contracts	—	—	88,278	332,670
	4,518,034	(13,324,621)	(201,371)	(298,662)
Net realized and unrealized gain (loss)	2,399,909	127,694,037	(5,758,511)	2,696,879
Increase in net assets from operations	$11,926,179	$177,685,804	$6,393,600	$3,430,839
The accompanying notes are an integral part of the financial statements.
50

John Hancock Funds II
Statements of operations — For the year ended August 31, 2020

Investment income	U.S. High Yield Bond Fund
Interest	$13,749,908
Securities lending	114,659
Total investment income	13,864,567
Expenses
Investment management fees	1,760,562
Distribution and service fees	33,311
Accounting and legal services fees	40,651
Trustees' fees	4,115
Custodian fees	47,742
Printing and postage	12,485
Professional fees	(37,637) [1]
Other	20,479
Total expenses	1,881,708
Less expense reductions	(16,792)
Net expenses	1,864,916
Net investment income	11,999,651
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,593,002)
Affiliated investments	(7,211)
(1,600,213)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(1,030,127)
Affiliated investments	6,000
(1,024,127)
Net realized and unrealized gain (loss)	(2,624,340)
Increase in net assets from operations	$9,375,311

[1]	During the year ended August 31, 2020, U.S High Yield Bond Fund received a reimbursement of legal fees. See Note 15 to the Financial statements. As a result of this reimbursement, the portfolio reflects negative professional fees in the current reporting period. Professional fees incurred by the fund for the year ended August 31, 2020 prior to these reimbursements were $69,792.
The accompanying notes are an integral part of the financial statements.
51

John Hancock Funds II
Statements of changes in net assets

	Asia Pacific Total Return Bond Fund		Core Bond Fund		High Yield Fund
Increase (decrease) in net assets	Year ended 8-31-20	Year ended 8-31-19	Year ended 8-31-20	Year ended 8-31-19	Year ended 8-31-20	Year ended 8-31-19
From operations
Net investment income	$9,526,270	$12,615,853	$49,991,767	$58,157,740	$12,152,111	$18,833,797
Net realized gain (loss)	(2,118,125)	(5,799,107)	141,018,658	56,391,733	(5,557,140)	(3,955,082)
Change in net unrealized appreciation (depreciation)	4,518,034	14,826,404	(13,324,621)	119,059,741	(201,371)	(2,204,231)
Increase in net assets resulting from operations	11,926,179	21,643,150	177,685,804	233,609,214	6,393,600	12,674,484
Distributions to shareholders
From earnings
Class 1	—	—	(5,663,456)	(4,342,494)	(13,263,417)	(15,929,257)
Class NAV	(11,534,899)	(9,927,876)	(84,643,885)	(52,735,636)	—	(4,816,452) [1]
Total distributions	(11,534,899)	(9,927,876)	(90,307,341)	(57,078,130)	(13,263,417)	(20,745,709)
From fund share transactions
From fund share transactions	(123,796,208)	(61,348,396)	(241,509,188)	981,800,705	(41,216,177)	(159,645,877)
Total increase (decrease)	(123,404,928)	(49,633,122)	(154,130,725)	1,158,331,789	(48,085,994)	(167,717,102)
Net assets
Beginning of year	301,707,968	351,341,090	2,867,741,217	1,709,409,428	250,420,148	418,137,250
End of year	$178,303,040	$301,707,968	$2,713,610,492	$2,867,741,217	$202,334,154	$250,420,148

[1]	Class NAV shares were fully redeemed on 3-28-19.
	Opportunistic Fixed Income Fund		U.S. High Yield Bond Fund
Increase (decrease) in net assets	Year ended 8-31-20	Year ended 8-31-19	Year ended 8-31-20	Year ended 8-31-19
From operations
Net investment income	$733,960	$3,243,762	$11,999,651	$13,484,264
Net realized gain (loss)	2,995,541	(140,160)	(1,600,213)	(2,068,507)
Change in net unrealized appreciation (depreciation)	(298,662)	1,017,544	(1,024,127)	2,038,468
Increase in net assets resulting from operations	3,430,839	4,121,146	9,375,311	13,454,225
Distributions to shareholders
From earnings
Class 1	(1,410,083)	(648,896)	(3,705,811)	(4,094,406)
Class NAV	—	(2,845,170) [2]	(9,390,983)	(10,019,828)
Total distributions	(1,410,083)	(3,494,066)	(13,096,794)	(14,114,234)
From fund share transactions
From fund share transactions	(8,155,522)	(230,201,605)	(11,103,932)	(23,515,780)
Total increase (decrease)	(6,134,766)	(229,574,525)	(14,825,415)	(24,175,789)
Net assets
Beginning of year	47,294,404	276,868,929	247,408,125	271,583,914
End of year	$41,159,638	$47,294,404	$232,582,710	$247,408,125

[2]	Class NAV shares were fully redeemed on 4-17-19.
The accompanying notes are an integral part of the financial statements.
52

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Asia Pacific Total Return Bond Fund
Class NAV
08-31-2020	9.86	0.37	0.20	0.57	(0.38)	—	(0.38)	10.05	5.94	0.84	0.83	3.83	178	48
08-31-2019	9.49	0.38	0.29	0.67	(0.30)	—	(0.30)	9.86	7.31	0.83	0.82	3.97	302	60
08-31-2018	9.80	0.34	(0.44)	(0.10)	(0.21)	—	(0.21)	9.49	(1.05)	0.80	0.79	3.48	351	70
08-31-2017	9.64	0.32	(0.01)	0.31	(0.15)	—	(0.15)	9.80	3.30	0.80	0.79	3.32	382	53
08-31-2016	8.94	0.32	0.64	0.96	(0.26)	—	(0.26)	9.64	10.96	0.81	0.80	3.44	412	54
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Core Bond Fund
Class 1
08-31-2020	13.50	0.23	0.66	0.89	(0.31)	(0.12)	(0.43)	13.96	6.76	0.66	0.65	1.73	207	347
08-31-2019	12.66	0.33	0.86	1.19	(0.35)	—	(0.35)	13.50	9.59	0.66	0.65	2.60	175	447
08-31-2018	13.15	0.27	(0.48)	(0.21)	(0.28)	—	(0.28)	12.66	(1.58)	0.67	0.66	2.08	161	277
08-31-2017	13.49	0.22	(0.17)	0.05	(0.24)	(0.15)	(0.39)	13.15	0.46	0.67	0.66	1.70	190	363
08-31-2016	13.01	0.21	0.51	0.72	(0.24)	—	(0.24)	13.49	5.59	0.67	0.66	1.59	220	471
Class NAV
08-31-2020	13.47	0.24	0.66	0.90	(0.31)	(0.12)	(0.43)	13.94	6.90	0.61	0.60	1.81	2,507	347
08-31-2019	12.64	0.34	0.84	1.18	(0.35)	—	(0.35)	13.47	9.58	0.61	0.60	2.63	2,693	447
08-31-2018	13.13	0.27	(0.47)	(0.20)	(0.29)	—	(0.29)	12.64	(1.54)	0.62	0.61	2.14	1,548	277
08-31-2017	13.47	0.23	(0.17)	0.06	(0.25)	(0.15)	(0.40)	13.13	0.51	0.62	0.61	1.77	1,615	363
08-31-2016	12.99	0.22	0.50	0.72	(0.24)	—	(0.24)	13.47	5.65	0.62	0.61	1.64	1,226	471
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
High Yield Fund
Class 1
08-31-2020	8.04	0.43	(0.14)	0.29	(0.47)	—	(0.47)	7.86	4.01	0.85	0.84	5.54	202	81
08-31-2019	8.17	0.46	(0.10)	0.36	(0.49)	—	(0.49)	8.04	4.32	0.82	0.81	5.77	250	51
08-31-2018	8.30	0.47	(0.12)	0.35	(0.48)	—	(0.48)	8.17	4.81	0.79	0.79	5.69	282	60
08-31-2017	8.17	0.49	0.17	0.66	(0.53)	—	(0.53)	8.30	8.31	0.79	0.78	5.89	339	56
08-31-2016	8.33	0.55	(0.14)	0.41	(0.57)	—	(0.57)	8.17	5.60	0.79	0.78	7.10	343	58
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Opportunistic Fixed Income Fund
Class 1
08-31-2020	13.27	0.23	0.94	1.17	(0.46)	—	(0.46)	13.98	9.15	1.66 [3]	0.96 [3]	1.77	41	224 [4]
08-31-2019	12.72	0.24	0.48	0.72	(0.17)	—	(0.17)	13.27	5.75	1.20 [3]	1.16 [3]	2.05	47	53
08-31-2018	12.84	0.26	(0.38)	(0.12)	—	—	—	12.72	(0.93)	0.86	0.85	2.04	51	31
08-31-2017	13.09	0.18	(0.08)	0.10	(0.31)	(0.04)	(0.35)	12.84	1.05	0.83	0.82	1.48	59	56
08-31-2016	11.87	0.19	1.03	1.22	— [5]	—	— [5]	13.09	10.30	0.82	0.81	1.55	66	71
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Includes interest expense of 0.09% and 0.26% for the year ended August 31, 2020 and the year ended August 31, 2019, respectively. 4. Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees. 5. Less than $0.005 per share.
U.S. High Yield Bond Fund
Class 1
08-31-2020	11.20	0.55	(0.07)	0.48	(0.60)	—	(0.60)	11.08	4.67	0.83 [3]	0.83 [3]	5.05	62	82
08-31-2019	11.21	0.58	0.02	0.60	(0.61)	—	(0.61)	11.20	5.58	0.87	0.86	5.25	73	41
08-31-2018	11.41	0.58	(0.19)	0.39	(0.59)	—	(0.59)	11.21	3.52	0.86	0.86	5.14	75	51
08-31-2017	11.15	0.61	0.31	0.92	(0.66)	—	(0.66)	11.41	8.53	0.88	0.87	5.42	84	68
08-31-2016	11.20	0.64	0.02	0.66	(0.71)	—	(0.71)	11.15	6.50	0.85	0.84	6.01	80	59
Class NAV
08-31-2020	11.18	0.55	(0.06)	0.49	(0.61)	—	(0.61)	11.06	4.73	0.78 [3]	0.78 [3]	5.09	171	82
08-31-2019	11.20	0.58	0.01	0.59	(0.61)	—	(0.61)	11.18	5.55	0.82	0.81	5.30	174	41
08-31-2018	11.40	0.59	(0.19)	0.40	(0.60)	—	(0.60)	11.20	3.58	0.81	0.81	5.20	196	51
08-31-2017	11.14	0.62	0.30	0.92	(0.66)	—	(0.66)	11.40	8.59	0.83	0.82	5.52	212	68
08-31-2016	11.19	0.64	0.03	0.67	(0.72)	—	(0.72)	11.14	6.56	0.80	0.80	6.03	281	59
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Includes reimbursement of legal fees of 0.05%. See Note 15 to the Financial statements.
The accompanying notes are an integral part of the financial statements.
53

John Hancock Funds II
Notes to financial statements

1.  Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (the funds).
The funds may offer multiple classes of shares. The shares currently offered by a specific fund are detailed in the Statements of assets and liabilities. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Prior to February 28, 2020, Opportunistic Fixed Income Fund was known as Global Bond Fund.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds' Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Debt obligations typically are valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds' Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
54

Significant accounting policies, continued

The following is a summary of the values by input classification of the funds' investments as of August 31, 2020, by major security category or type:
	Total value at 8-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Asia Pacific Total Return Bond Fund
Investments in securities:
Assets
Foreign government obligations	$77,171,327	—	$77,171,327	—
Corporate bonds	95,052,721	—	95,052,721	—
Short-term investments	1,256,006	$1,256,006	—	—
Total investments in securities	$173,480,054	$1,256,006	$172,224,048	—
Derivatives:
Liabilities
Futures	$(87,565)	$(87,565)	—	—

Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,461,547,930	—	$1,461,547,930	—
Foreign government obligations	36,108,358	—	36,108,358	—
Corporate bonds	889,696,632	—	889,696,632	—
Municipal bonds	11,703,073	—	11,703,073	—
Collateralized mortgage obligations	219,681,353	—	219,681,353	—
Asset backed securities	258,126,057	—	258,126,057	—
Short-term investments	217,020,553	$217,020,553	—	—
Total investments in securities	$3,093,883,956	$217,020,553	$2,876,863,403	—

High Yield Fund
Investments in securities:
Assets
Foreign government obligations	$1,888,948	—	$1,888,948	—
Corporate bonds	171,708,294	—	171,708,294	—
Convertible bonds	2,353,926	—	2,353,926	—
Term loans	12,983,651	—	12,983,651	—
Asset backed securities	8,541,337	—	8,541,337	—
Common stocks	1,366,360	$1,216,414	—	$149,946
Preferred securities	1,466,226	1,466,226	—	—
Short-term investments	272,666	272,666	—	—
Total investments in securities	$200,581,408	$2,955,306	$197,476,156	$149,946
Derivatives:
Assets
Futures	$29,120	$29,120	—	—
Forward foreign currency contracts	78,960	—	$78,960	—
Swap contracts	50,156	—	50,156	—
Liabilities
Forward foreign currency contracts	(201,349)	—	(201,349)	—

Opportunistic Fixed Income Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$3,409,050	—	$3,409,050	—
Foreign government obligations	19,439,879	—	19,439,879	—
Corporate bonds	2,751,223	—	2,751,223	—
Convertible bonds	190,451	—	190,451	—
Municipal bonds	1,114,654	—	1,114,654	—
Term loans	3,383,445	—	3,383,445	—
Collateralized mortgage obligations	3,892,187	—	3,892,187	—
55

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	Total value at 8-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Opportunistic Fixed Income Fund (continued)
Asset backed securities	$1,979,255	—	$1,979,255	—
Preferred securities	8,549	$8,549	—	—
Exchange-traded funds	2,410,980	2,410,980	—	—
Short-term investments	4,211,449	3,961,453	249,996	—
Total investments in securities	$42,791,122	$6,380,982	$36,410,140	—
Derivatives:
Assets
Futures	$1,949	$1,949	—	—
Forward foreign currency contracts	96,528	—	$96,528	—
Swap contracts	535,627	—	535,627	—
Liabilities
Futures	(27,285)	(27,285)	—	—
Forward foreign currency contracts	(203,775)	—	(203,775)	—
Swap contracts	(284,317)	—	(284,317)	—

U.S. High Yield Bond Fund
Investments in securities:
Assets
Corporate bonds	$220,210,610	—	$220,210,610	—
Convertible bonds	958,763	—	958,763	—
Term loans	6,824,471	—	6,824,471	—
Rights	225,776	—	225,776	—
Escrow certificates	19,800	—	—	$19,800
Short-term investments	9,993,121	$9,993,121	—	—
Total investments in securities	$238,232,541	$9,993,121	$228,219,620	$19,800
Repurchase agreements. The funds may enter into repurchase agreements. When the funds enter into a repurchase agreement, they receive collateral that is held in a segregated account by the funds' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the funds. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
In a reverse repurchase agreement, the funds deliver a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The funds are entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. There were no open reverse repurchase agreement contracts at August 31, 2020.
The average borrowings by the fund and the weighted average interest rate for the period the fund entered into reverse repurchase agreements were as follows:
Fund	Average Borrowings	Weighted average annual interest rate
Opportunistic Fixed Income Fund	$5,789,110	(0.47%)
When-issued/delayed-delivery securities. The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.
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Significant accounting policies, continued

As a result, the funds have received the following amount of cash collateral from certain counterparties to these transactions which is recorded as a Payable for collateral on sale commitments:
Fund	Counterparty	Collateral Paid/ (Received)
Core Bond Fund	Morgan Stanley & Co. LLC.	$(1,400,000)
	Citigroup, Inc.	(1,380,000)
	JP Morgan	(260,000)
	Goldman Sachs	(70,000)
	Total	$(3,110,000)
Securities sold short. The funds may make short sales of securities or maintain a short position, provided that at all times when a short position is open a fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale “against-the-box”).
In addition, the funds may also sell a security they do not own in anticipation of a decline in the market value of that security (a short sale “not against-the-box”). To complete such a transaction, a fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.
Until a fund replaces a borrowed security, it will maintain cash or other liquid assets at such a level that will equal the current value of the security sold short; and will not be less than the market value of the security at the time it was sold short. A fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaced the borrowed security. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.
Interest or short dividend expense relates to a funds' liability with respect to short sale transactions by the funds. Interest or short dividend expense is recorded as incurred.
Sale-Buybacks. Certain funds may enter into financing transactions referred to as sale-buybacks, which are governed by the terms of the MRA. A sale-buyback transaction consists of a sale of a security by a portfolio to counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon repurchase value of the securities to be repurchased by the fund are reflected as a liability on the Statements of Assets and Liabilities. The fund will recognize income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of the foregone interest and inflationary income adjustments, if any, the fund would have otherwise received had the security not been sold along with negotiated financing terms. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by the fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, the fund may receive a fee for use of the security by the counterparty, which may result in income to the fund. The average borrowings by the fund and the weighted average interest rate for the period the fund entered into sale-buybacks were as follows:
Fund	Average Borrowing	Weighted average interest rate
Opportunistic Fixed Income Fund	$233,232	(1.89%)
Term loans (Floating rate loans). The funds may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The funds' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The funds' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the funds' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the funds and, if the funds' exposure to such investments is substantial, it could impair the funds' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the funds may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At August 31, 2020, High Yield Fund had $111,308 in unfunded loan commitments outstanding.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Mortgage and asset backed securities. The funds may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more
57

Significant accounting policies, continued

likely to refinance or prepay their debt before its stated maturity. This may result in the funds having to reinvest the proceeds in lower yielding securities, effectively reducing the funds' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the funds' cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The funds are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds will invest their cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at August 31, 2020:
Fund	Market value of securities on loan	Cash collateral received
High Yield Fund	$266,369	$272,697
U.S. High Yield Bond Fund	9,241,230	9,444,760
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds' custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
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Significant accounting policies, continued

Line of credit. Effective June 25, 2020, the funds and other affiliated funds, excluding Core Bond Fund and U.S. High Yield Bond Fund, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset based allocations and amortized over 365 days. Prior to June 25, 2020, the funds and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit.
Core Bond Fund, U.S. High Yield Bond Fund, and other affiliated funds have entered into a separate unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, Core Bond Fund and U.S. High Yield Bond Fund can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the year ended August 31, 2020, the funds had no borrowings under the line of credit.
Commitment fees for the year ended August 31, 2020 were as follows:
Fund	Commitment fee
Asia Pacific Total Return Bond Fund	$3,298
Core Bond Fund	22,015
High Yield Fund	3,198
Opportunistic Fixed Income Fund	2,697
U.S. High Yield Bond Fund	6,885
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the funds.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2020, certain funds have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2020:
	No Expiration Date
Fund	Short Term	Long Term
Asia Pacific Total Return Bond Fund	$ —	$8,985,158
High Yield Fund	3,129,351	83,696,916
Opportunistic Fixed Income Fund	298,646	5,489,575
U.S. High Yield Bond Fund	—	21,369,339
As of August 31, 2020, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on August 31, 2020, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Asia Pacific Total Return Bond Fund	$172,830,730	$5,683,536	$(5,121,777)	$561,759
Core Bond Fund	3,010,112,104	90,515,191	(6,743,339)	83,771,852
High Yield Fund	225,436,788	11,860,458	(36,758,951)	(24,898,493)
Opportunistic Fixed Income Fund	42,436,192	1,408,285	(934,628)	473,657
U.S. High Yield Bond Fund	238,159,689	12,347,904	(12,275,052)	72,852
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Core Bond Fund, High Yield Fund and U.S. High Yield Bond Fund generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.
The tax character of distributions for the year ended August 31, 2020 was as follows:
59

Significant accounting policies, continued

Fund	Ordinary Income	Long Term Capital Gains	Total
Asia Pacific Total Return Bond Fund	$11,534,899	—	$11,534,899
Core Bond Fund	86,689,645	$3,617,696	90,307,341
High Yield Fund	13,263,417	—	13,263,417
Opportunistic Fixed Income Fund	1,410,083	—	1,410,083
U.S. High Yield Bond Fund	13,096,794	—	13,096,794
The tax character of distributions for the year ended August 31, 2019 was as follows:
Fund	Ordinary Income
Asia Pacific Total Return Bond Fund	$9,927,876
Core Bond Fund	57,078,130
High Yield Fund	20,745,709
Opportunistic Fixed Income Fund	3,494,066
U.S. High Yield Bond Fund	14,114,234
Distributions paid by the funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2020, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Asia Pacific Total Return Bond Fund	$13,739	—
Core Bond Fund	112,620,802	$9,880,485
High Yield Fund	2,284,035	—
Opportunistic Fixed Income Fund	1,509,369	—
U.S. High Yield Bond Fund	2,295,325	—
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds' financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, derivative transactions, amortization and accretion on debt securities and foreign capital gain tax.
3.  Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the funds, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the funds and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the funds, if any, for OTC transactions is held in a segregated account at the funds' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The funds' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared
60

Derivative instruments, continued

derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statements of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the funds for centrally-cleared transactions, if any, are identified in the Portfolio of investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a fund is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Portfolio of investments. Subsequent payments, referred to as variation margin, are made or received by a fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the year ended August 31, 2020. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Asia Pacific Total Return Bond Fund	To manage against anticipated interest rate changes and manage duration.	$25.0 million to $45.9 million
High Yield Fund	To manage duration of the portfolio.	$23.6 million to $33.6 million
Opportunistic Fixed Income Fund	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the fund.	Up to $28.5 million
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the funds thereby reducing the funds' total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
The following table details how the funds used forward foreign currency contracts during the year ended August 31, 2020. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
High Yield Fund	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	$2.5 million to $7.3 million
Opportunistic Fixed Income Fund	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	Up to $63.5 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the funds' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the funds' exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When a fund purchases an option, the premium paid is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, a fund realizes a loss equal to the cost of the option. If a fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by a fund.
The following table details how the funds used purchased options contracts during the year ended August 31, 2020. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	Market value range
High Yield Fund	To manage against anticipated changes in currency exchange rates and to gain exposure to foreign currencies. At August 31, 2020, there were no open written options contacts.	Up to $31,000
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Derivative instruments, continued

Fund	Reason	Market value range
Opportunistic Fixed Income Fund	To gain exposure to the bond market and foreign currency, manage against anticipated currency exchange rates and interest rate changes and manage duration of the fund. At August 31, 2020, there were no open purchased options contacts.	Up to $51,000
The following table details how the funds used written options contracts during the year ended August 31, 2020. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	Market value range
High Yield Fund	To gain exposure to certain securities markets, to manage against changes in certain securities markets and to generate potential income from options premiums. At August 31, 2020, there were no open written options contacts.	Up to $119,000
Opportunistic Fixed Income Fund	To gain exposure to the bond market and foreign currency, manage against anticipated currency exchange rates and interest rate changes and manage duration of the fund. At August 31, 2020, there were no open written options contacts.	Up to $67,000
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the funds, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the funds is recorded as realized gain or loss, as well as the net periodic payments received or paid by the funds.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The funds may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The funds settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
The following table details how the funds used interest rate swaps contracts during the year ended August 31, 2020. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Opportunistic Fixed Income Fund	To manage against changes in interest rates and to manage duration of the fund.	Up to $138.1 million
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The funds may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the funds may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
The following table details how the funds used credit default swap contracts as a buyer during the year ended August 31, 2020. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
High Yield Fund	To manage against potential credit events. At August 31, 2020, there were no open credit default swap buy contacts.	Up to $744,000
Opportunistic Fixed Income Fund	To manage against potential credit events.	Up to $10.9 million
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
The following table details how the funds used credit default swap contracts as a seller during the year ended August 31, 2020. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
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Derivative instruments, continued

Fund	Reason	USD Notional range
High Yield Fund	To gain credit exposure to an issuer or index.	Up to $643,000
Opportunistic Fixed Income Fund	To gain credit exposure to an issuer or index.	Up to $9.9 million
Currency swaps. A currency swap is an agreement between the fund and a counterparty to exchange cash flows based on the notional difference among two or more currencies.
The following table details how the funds used currency swap contracts during the year ended August 31, 2020. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Opportunistic Fixed Income Fund	To manage against anticipated currency exchange rate changes. At August 31, 2020, there were no open currency swaps contacts.	Up to $1.0 million
Total Return Swaps. The funds may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
The following table details how the funds used total return swaps during the year ended August 31, 2020. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Opportunistic Fixed Income Fund	To gain exposure to a security or market without investing directly in such security or market.	Up to $5.2 milion
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the funds at August 31, 2020 by risk category:
Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Asia Pacific Total Return Bond Fund	Interest rate	Receivable/payable for futures variation margin	Futures [1]	—	$(87,565)
				—	$(87,565)
High Yield Fund	Interest rate	Receivable/payable for futures variation margin	Futures [1]	$29,120	—
	Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	78,960	$(201,349)
	Credit	Swap contracts, at value	Credit default swaps[2]	50,156	—
				$158,236	$(201,349)
Opportunistic Fixed Income Fund	Interest rate	Receivable/payable for futures variation margin	Futures [1]	$1,949	$(27,285)
	Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	96,528	(203,775)
	Credit	Swap contracts, at value	Credit default swaps[2]	429,397	(234,397)
	Interest rate	Swap contracts, at value	Total return swaps[2]	91,169	(14,992)
	Interest rate	Swap contracts, at value	Interest rate swaps[2]	15,061	(34,928)
				$634,104	$(515,377)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in the Portfolio of investments. Only the year end variation margin is separately disclosed on the Statements of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statements of assets and liabilities.
For financial reporting purposes, the funds do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The tables below reflect the funds' exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Opportunistic Fixed Income Fund
Forward foreign currency contracts	$96,528	$(203,775)
Swap contracts	376,882	(268,770)
Totals	$473,410	$(472,545)
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Derivative instruments, continued

Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty	Collateral Posted by Fund	Net Exposure
Opportunistic Fixed Income Fund
Bank of America, N.A.	$(22,515)	—	—	$(22,515)
Barclays Bank PLC	13,846	$10,000	—	3,846
Citibank, N.A.	(45,520)	—	—	(45,520)
Goldman Sachs International	(25,682)	—	—	(25,682)
JPMorgan Chase Bank, N.A.	(79,469)	—	$79,469	—
Morgan Stanley & Co. International PLC	160,205	140,000	—	20,205
Totals	$865	$150,000	$79,469	$(69,666)
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2020:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Asia Pacific Total Return Bond Fund	Interest rate	—	$(1,222,128)	—	—	—	$(1,222,128)
	Total	—	$(1,222,128)	—	—	—	$(1,222,128)
High Yield Fund	Interest rate	$(51,822)	$230,607	—	$(1,146,848)	—	$(968,063)
	Currency	—	—	$32,622	—	—	32,622
	Credit	—	—	—	—	$219,660	219,660
	Equity	(33,683)	—	—	—	—	(33,683)
	Total	$(85,505)	$230,607	$32,622	$(1,146,848)	$219,660	$(749,464)
Opportunistic Fixed Income Fund	Interest rate	$(3,253)	$117,959	—	$89,830	$139,857	$344,393
	Currency	(7,018)	—	$(267,344)	20,729	(41,058)	(294,691)
	Credit	—	—	—	2,597	(245,912)	(243,315)
	Total	$(10,271)	$117,959	$(267,344)	$113,156	$(147,113)	$(193,613)

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statements of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2020:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Asia Pacific Total Return Bond Fund	Interest rate	—	$(83,637)	—	—	—	$(83,637)
	Total	—	$(83,637)	—	—	—	$(83,637)
High Yield Fund	Interest rate	—	$4,637	—	—	—	$4,637
	Currency	—	—	$(131,534)	—	—	(131,534)
	Credit	—	—	—	—	$88,278	88,278
	Equity	$5,682	—	—	—	—	5,682
	Total	$5,682	$4,637	$(131,534)	—	$88,278	$(32,937)
Opportunistic Fixed Income Fund	Interest rate	$7,088	$(89,876)	—	$(21,416)	$(91,157)	$(195,361)
	Currency	7,398	—	$87,486	2,510	16,344	113,738
	Credit	—	—	—	(3,367)	407,483	404,116
	Total	$14,486	$(89,876)	$87,486	$(22,273)	$332,670	$322,493

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statements of operations.
64

4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the funds. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The funds have an investment management agreement with the Advisor under which the funds pay a monthly management fee to the Advisor equivalent on an annual basis as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
•  Asia Pacific Total Return Bond Fund — a) 0.725% of the first $250 million of average net assets; b) 0.700% of the next $250 million of average net assets and c) 0.600% of the excess over $500 million of average net assets.
•  Core Bond Fund — a) 0.690% of the first $200 million of aggregate net assets; b) 0.640% of the next $200 million of aggregate net assets; c) 0.570% of the next $600 million of aggregate net assets.; d) 0.560% of the next $1 billion of aggregate net assets; and e) 0.550% of the excess over $2 billion of aggregate net assets.
•  High Yield Fund — a) 0.700% of the first $500 million of aggregate net assets and b) 0.650% of the excess over $500 million of aggregate net assets.
•  Opportunistic Fixed Income Fund — a) 0.650% of the first $1 billion of aggregate net assets and b) 0.625% of the excess over $1 billion of aggregate net assets. Prior to July 1, 2020, management fee was 0.650% on aggregate net assets. Prior to February 28, 2020, management fee was a) 0.700% of the first $1 billion of aggregate net assets and b) 0.650% of the excess over $1 billion of aggregate net assets.
•  U.S. High Yield Bond Fund — a) 0.750% of the first $200 million of average net assets and b) 0.720% of the excess over $200 million of average net assets.
The organizations described below act as the subadvisors to the Trust and its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following managers:
Fund	Subadvisor(s)
Asia Pacific Total Return Bond Fund	Manulife Investment Management (US) LLC [1]
Opportunistic Fixed Income Fund	Wellington Management Company LLP[2]
Core Bond Fund U.S. High Yield Bond Fund	Wells Capital Management, Incorporated
High Yield Fund	Western Asset Management Company
1  An affiliate of the Advisor.
2  Effective February 28, 2020, Wellington Management Company LLP replaced Pacific Investment Management Company LLC as subadvisor.
The funds are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor has voluntarily agreed to waive a portion of its management fee if certain expenses of the respective funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, management fees, class specific expenses, acquired fund fees and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
Fund	Expense limitation as a percentage of average net assets
Asia Pacific Total Return Bond Fund	0.15%
Core Bond Fund	0.15%
High Yield Fund	0.15%
Fund	Expense limitation as a percentage of average net assets
Opportunistic Fixed Income Fund	0.15%
U.S. High Yield Bond Fund	0.15%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Effective March 19, 2020, the Advisor contractually agreed to waive its management fee on Opportunistic Fixed Income Fund so that the annual operating expenses do not exceed 0.80% of average net assets for the fund. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, Rule 12b-1 fees, transfer agent fees and service fees, shareholder servicing fees, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly and short dividend expenses. This agreement expires on December 31, 2021, unless renewed by mutual agreement of the advisor and the portfolio based upon a determination that this is appropriate under the circumstances at that time.
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Fees and transactions with affiliates, continued

For the year ended August 31, 2020, the expense reductions described above amounted to the following:
Expense Reimbursement by Class
Fund	Class 1	Class NAV	Total
Asia Pacific Total Return Bond Fund	—	$17,779	$17,779
Core Bond Fund	$13,130	183,797	196,927
High Yield Fund	15,646	—	15,646
Opportunistic Fixed Income Fund	285,935	—	285,935
U.S. High Yield Bond Fund	4,744	12,048	16,792
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2020, were equivalent to a net annual effective rate of the funds' average daily net assets as follows:
Fund	Net Annual Effective Rate
Asia Pacific Total Return Bond Fund	0.72%
Core Bond Fund	0.56%
High Yield Fund	0.69%
Fund	Net Annual Effective Rate
Opportunistic Fixed Income Fund	0.00%
U.S. High Yield Bond Fund	0.74%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2020, amounted to an annual rate of 0.02% of the funds' average daily net assets.
Distribution and service plans. The funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the funds. The funds may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the funds' shares:
Class	Rule 12b-1 Fee
Class 1	0.05%
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The funds' activity in this program during the period for which loans were outstanding was as follows:
Fund	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Asia Pacific Total Return Bond Fund	Borrower	$5,208,333	12	0.575%	$(999)
Opportunistic Fixed Income Fund	Lender	2,100,000	1	1.070%	62
6.  Fund share transactions
Transactions in funds' shares for the years ended August 31, 2020 and 2019 were as follows:
Asia Pacific Total Return Bond Fund	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	622,470	$6,052,445	2,357,811	$22,559,494
Distributions reinvested	1,187,940	11,534,899	1,069,814	9,927,876
Repurchased	(14,664,101)	(141,383,552)	(9,834,752)	(93,835,766)
Net decrease	(12,853,691)	$(123,796,208)	(6,407,127)	$(61,348,396)
Total net decrease	(12,853,691)	$(123,796,208)	(6,407,127)	$(61,348,396)
Core Bond Fund	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	4,100,406	$55,671,502	2,476,833	$31,829,228
Distributions reinvested	427,345	5,663,456	342,715	4,342,494
Repurchased	(2,636,573)	(35,391,823)	(2,600,640)	(33,029,680)
Net increase	1,891,178	$25,943,135	218,908	$3,142,042
66

Fund share transactions, continued

Core Bond Fund , Cont'd	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	20,516,036	$275,267,732	122,829,292	$1,565,914,512
Distributions reinvested	6,402,984	84,643,885	4,144,403	52,735,636
Repurchased	(47,015,195)	(627,363,940)	(49,605,775)	(639,991,485)
Net increase (decrease)	(20,096,175)	$(267,452,323)	77,367,920	$978,658,663
Total net increase (decrease)	(18,204,997)	$(241,509,188)	77,586,828	$981,800,705
High Yield Fund	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,929,866	$15,076,870	1,520,532	$12,191,321
Distributions reinvested	1,769,163	13,263,417	2,030,292	15,929,257
Repurchased	(9,101,936)	(69,556,464)	(6,940,528)	(54,913,514)
Net decrease	(5,402,907)	$(41,216,177)	(3,389,704)	$(26,792,936)
Class NAV shares[1]
Sold	—	—	61,648	$480,103
Distributions reinvested	—	—	626,974	4,816,452
Repurchased	—	—	(17,556,929)	(138,149,496)
Net decrease	—	—	(16,868,307)	$(132,852,941)
Total net decrease	(5,402,907)	$(41,216,177)	(20,258,011)	$(159,645,877)

[1]	Class NAV shares were fully redeemed on 3-28-19.
Opportunistic Fixed Income Fund	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	848,596	$11,202,825	520,704	$6,606,636
Distributions reinvested	110,682	1,410,083	52,415	648,896
Repurchased	(1,579,659)	(20,768,430)	(979,631)	(12,432,894)
Net decrease	(620,381)	$(8,155,522)	(406,512)	$(5,177,362)
Class NAV shares[1]
Sold	—	—	48,422	$604,726
Distributions reinvested	—	—	230,192	2,845,170
Repurchased	—	—	(18,087,028)	(228,474,139)
Net decrease	—	—	(17,808,414)	$(225,024,243)
Total net decrease	(620,381)	$(8,155,522)	(18,214,926)	$(230,201,605)

[1]	Class NAV shares were fully redeemed on 4-17-19.
U.S. High Yield Bond Fund	Year Ended 8-31-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	872,995	$9,628,379	1,118,013	$12,311,473
Distributions reinvested	350,006	3,705,811	375,923	4,094,406
Repurchased	(2,202,611)	(23,388,569)	(1,673,286)	(18,424,154)
Net decrease	(979,610)	$(10,054,379)	(179,350)	$(2,018,275)
Class NAV shares
Sold	1,252,532	$13,333,966	1,009,198	$11,090,690
Distributions reinvested	889,876	9,390,983	920,914	10,019,828
Repurchased	(2,259,973)	(23,774,502)	(3,875,556)	(42,608,023)
Net decrease	(117,565)	$(1,049,553)	(1,945,444)	$(21,497,505)
Total net decrease	(1,097,175)	$(11,103,932)	(2,124,794)	$(23,515,780)
Affiliates of the Trust owned 100% of shares of Class 1 and Class NAV, with the exception of Core Bond Fund where affiliates owned 76.8% of shares of Class NAV on August 31, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended August 31, 2020:
	Purchases		Sales
Fund	U.S. Government	Other issuers	U.S. Government	Other issuers
Asia Pacific Total Return Bond Fund	$14,183,898	$98,472,232	$23,904,547	$213,503,859
67

Purchase and sale of securities, continued

	Purchases		Sales
Fund	U.S. Government	Other issuers	U.S. Government	Other issuers
Core Bond Fund	$6,584,817,955	$3,490,081,054	$7,024,853,076	$3,612,825,711
High Yield Fund	—	173,669,186	—	209,630,848
Opportunistic Fixed Income Fund	43,710,736	65,835,088	49,264,573	74,755,224
U.S. High Yield Bond Fund	—	187,198,561	—	200,040,995
8.  Industry or sector risk
Certain funds generally invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
9.  Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Core Bond Fund
John Hancock Collateral Trust*	—	$1,019,314	$14,055,885	$(15,074,312)	$(857)	$(30)	$4,540	—	—
High Yield Fund
John Hancock Collateral Trust*	27,237	$877,204	$22,727,505	$(23,326,733)	$(5,363)	$53	$18,986	—	$272,666
U.S. High Yield Bond Fund
John Hancock Collateral Trust*	943,564	$12,857,869	$80,330,738	$(83,741,663)	$(7,211)	$6,000	$114,659	—	$9,445,733
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
10.  Investment by affiliated funds
Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds' net assets. The following fund(s) had an affiliate ownership of 5% or more of the funds' net assets:
Fund	Affiliated Concentration
Asia Pacific Total Return Bond Fund	100.0%
Core Bond Fund	70.9%
U.S. High Yield Bond Fund	73.5%
11.  Interfund trading
The funds are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2020, the funds engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:
Fund	Purchases	Sales
Opportunistic Fixed Income Fund	$325,632	$10,489,027
U.S. High Yield Bond Fund	$1,250,547	$735,537
12.  Restricted securities
The funds may hold restricted securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at August 31, 2020:
68

Restricted securities, continued

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Fund
KCAD Holdings I, Ltd.	3-21-11	$6,150,520	752,218,031	—	—	752,218,031	0.0%*	$752
MWO Holdings LLC	8-30-16	1,116,559	1,134	—	—	1,134	0.0%*	65,851
New Cotai, Inc., Class B	4-12-13	—	11	—	—	11	0.0%	—
								$66,603
*	Less than 0.05%.
13.  Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
14.  LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the funds invest. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
15.  Other matters
In or around May 2015, certain John Hancock Funds, including U.S. High Yield Bond Fund, were served with a complaint brought by the Motors Liquidation Avoidance Action Trust (the “Motors Trust”). The complaint sought disgorgement of certain amounts paid to the Term Loan Lenders as holders of indebtedness issued by General Motors pursuant to a $1.5 billion term loan, dated as of November 29, 2006 (as amended, the “Term Loan”). The litigation has now been settled resulting in no payments by the fund. As part of the settlement, the fund received payment of $107,429 representing reimbursement of approximately 73% of the legal fees incurred.
69

John Hancock Funds II

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Asia Pacific Total Return Bond Fund, John Hancock Core Bond Fund, John Hancock High Yield Fund, John Hancock Opportunistic Fixed Income Fund and John Hancock U.S. High Yield Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of John Hancock Asia Pacific Total Return Bond Fund, John Hancock Core Bond Fund, John Hancock High Yield Fund, John Hancock Opportunistic Fixed Income Fund and John Hancock U.S. High Yield Bond Fund (five of the funds constituting John Hancock Funds II, hereafter collectively referred to as the "Funds") as of August 31, 2020, the related statements of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2020 and each of the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodians, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2020
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
70

John Hancock Funds II
Federal tax information (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the funds, if any, paid during its taxable year ended August 31, 2020.
Dividend Received Deduction The funds report the maximum amount allowable of their net taxable income as eligible for the corporate dividends-received deduction.
Qualified Dividend Income The funds report the maximum amount allowable of their net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Foreign Tax Credit The income derived from foreign sources and the amount the fund intends to pass through as foreign tax credits for Asia Pacific Total Return Bond Fund amounted to $12,140,048 and $947,006, respectively, for the year ended August 31, 2020.
Long Term Capital Gains Core Bond Fund paid $3,617,696 in long term capital gain dividends.
Eligible shareholders will be mailed a 2020 Form 1099-DIV in early 2021. This will reflect the tax character of all distributions paid in calendar year 2020.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
71

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the “Board”) of John Hancock Funds II (the “Trust”) of the Advisory Agreement (the “Advisory Agreement”) with John Hancock Investment Management LLC (the “Advisor”, formerly known as “John Hancock Advisers, LLC”) and each of the Subadvisory Agreements (collectively, the “Subadvisory Agreements”) with respect to each of the portfolios of the Trust included in this report (the “Funds”). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the investment subadvisors (each, a “Subadvisor” and collectively, the “Subadvisors”) with respect to each of the Funds identified below in Appendix A.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and prior presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risk assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)  the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b)  the background, qualifications and skills of the Advisor’s personnel;

[1]
On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order.

72

Evaluation of advisory and subadvisory agreements by the board of trustees

(c)  the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

(d)  the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;

(e)  the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;

(f)  the Advisor’s initiative intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and

(g)  the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)  reviewed information prepared by management regarding the Funds’ performance;

(b)  considered the comparative performance of each Fund’s respective benchmark index;

(c)  considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d)  took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Funds’ respective benchmark and peer group median and also concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and/or each Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed, where appropriate.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to the unaffiliated Subadvisors. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and each Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a)  reviewed financial information of the Advisor;

(b)  reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;

(c)  received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;

(d)  received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)  considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f)  considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g)  noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;

(h)  noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(i)  noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j)  noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors;

(k)  with respect to each Fund of the Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which each Fund of Funds may invest;

(l)  considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

(m)  considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

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Evaluation of advisory and subadvisory agreements by the board of trustees

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)  considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each Fund;

(b)  reviewed the Fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Fund to benefit from economies of scale if the Fund grows. The Board also took into account management’s discussion of the Fund’s advisory fee structure; and

(c)  considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund, and comparative fee information, where available, prepared by an independent third party provider of fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, Extent and Quality of Services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of each Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, each Subadvisor’s compliance program and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.

The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from a Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data, to the extent applicable. The Board also took into account the subadvisory fees paid by the Advisor to a Subadvisor with respect to the Funds to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group median and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

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Evaluation of advisory and subadvisory agreements by the board of trustees

The Board’s decision to approve the Subadvisory Agreements with respect to each Fund was based on a number of determinations, including the following:

(1)	each Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and/or each Fund’s respective benchmark, with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being monitored and reasonably addressed);

(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreements; and

(4)	the subadvisory fees are paid by the Advisor and not the Funds, and that the fee structure for certain of the Funds contains breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements with respect to each Fund for an additional one-year period.

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Appendix A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2019	Fees and expenses	Comments

Asia Pacific Total Return Bond Fund (Manulife Investment Management (US))	Benchmark Index — The fund outperformed for the one-, three- and five-year periods. Lipper Category — The fund outperformed the median for the one-, three- and five-year periods.
Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are higher than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and the peer group median for the one-, three- and five-year periods.
The Board took into account management’s discussion of the fund’s expenses.

Core Bond Fund (Wells Capital Management, Inc.)
Benchmark Index — The fund underperformed for the one-, three- and five-year periods and outperformed for the ten-year period.
Lipper Category — The fund outperformed the median for the ten-year period and underperformed the median for the one-, three- and five-year periods.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the ten-year period. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index and peer group median for the one-, three- and five-year periods including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
The Board took into account management’s discussion of the fund’s expenses.

Opportunistic Fixed Income Fund (formerly known as “Global Bond Fund”) (Wellington Management Company LLP)
Benchmark Index — The fund underperformed for the one-year period and outperformed for the three-, five- and ten-year periods.
Lipper category — The fund underperformed the median for the one-year period and outperformed the median for the, three-, five- and ten-year periods.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are equal to the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the three-, five- and ten-year periods. The Board noted that the fund’s longer term performance in part reflects that of the previous subadvisor.
The Board took into account management’s discussion of the fund’s expenses.
The Board also took into account management’s discussion of the fund’s peer group.

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Appendix A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2019	Fees and expenses	Comments

High Yield Fund (Western Asset Management)
Benchmark Index — The fund outperformed for the one-year period and underperformed for the three-, five-, and ten-year periods.
Lipper Category — The fund outperformed the median for the one-, three-, five-, and ten-year periods.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-year period and to the peer group median for the one-, three-, five-, and ten-year periods.
The Board took into account management’s discussion of the fund’s expenses.

U.S. High Yield Bond Fund (Wells Capital Management, Inc.)
Benchmark Index — The fund underperformed for the one-, three-, five- and ten-year periods.
Lipper Category — The fund outperformed the median for the three-, five- and ten-year periods and underperformed for the one-year period.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the three, five-, and ten-year periods.
The Board took into account management’s discussion of the fund’s expenses.

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Statement regarding liquidity risk management

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including Asia Pacific Total Return Bond Fund, Core Bond Fund, High Yield Fund, Opportunistic Fixed Income Fund (formerly Global Bond Fund), and U.S. High Yield Bond Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Funds’ subadvisor(s), Manulife Investment Management (US) LLC, Wells Capital Management, Incorporated, Western Asset Management Company, LLC, and Wellington Management Company LLP (the Subadvisor), execute the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•	Operation of the Fund’s Redemption-In-Kind Procedures;

•	Highly Liquid Investment Minimum (HLIM) determination;

•	Compliance with the 15% limit on illiquid investments;

•	Reasonably Anticipated Trade Size (RATS) determination;

•	Security-level liquidity classifications; and

•	Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund’s HLIM. This process incorporates the Fund’s investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines “illiquid investment” to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund’s RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund’s RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value

78

Statement regarding liquidity risk management

impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund’s liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

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Trustees and officers information

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Hassell H. McClellan Born: 1945	Trustee (since 2005) and Chairperson of the Board (since 2017)
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013).
Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis[2] Born: 1941	Trustee (since 2005)	Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).
James R. Boyle Born: 1959	Trustee (since 2015)
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014–2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005–2010).
Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).

Peter S. Burgess[2] Born: 1942	Trustee (since 2005)
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010).
Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham Born: 1944	Trustee (since 2012 and 2005-2006)
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014).
Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey Born: 1946	Trustee (since 2008)
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee of various trusts within the John Hancock Fund Complex (since 2008).

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Trustees and officers information

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Deborah C. Jackson Born: 1952	Trustee (since 2012)
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Massachusetts Women’s Forum (since 2018); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014–2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates[2] Born: 1946	Trustee (since 2005)
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000–2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River Bancorp (1998–2014); Director/Trustee, Virtus Funds (since 1988).
Trustee (since 2004) and Chairperson of the Board (2005–2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky Born: 1944	Trustee and Vice Chairperson of the Board (since 2012)
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2000–2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014–2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).
Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Frances G. Rathke2,* Born: 1960	Trustee (since 2020)
Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001-2003); Chief Financial Officer and Secretary, Ben & Jerry’s Homemade, Inc. (1989-2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982-1989).

Trustee of various trusts within the John Hancock Fund Complex (since 2020).

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Trustees and officers information

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Gregory A Russo Born: 1949	Trustee (since 2012)
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (2011–2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012–2018), and Finance Committee Chairman (2014–2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee of various trusts within the John Hancock Fund Complex (since 2008).

NON-INDEPENDENT TRUSTEES3

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Andrew G. Arnott Born: 1971	President and Non-Independent Trustee (Since 2017)
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison Born: 1963	Non-Independent Trustee (since 2018)
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017–2019); Member, Board of Directors, Manulife Assurance Canada (2015–2017); Board Member, St. Mary’s General Hospital Foundation (2014–2017); Member, Board of Directors, Manulife Bank of Canada (2013–2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013–2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013).
Trustee of various trusts within the John Hancock Fund Complex (since 2018).

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Trustees and officers information

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Name, Year of Birth	Position with the Trust	Principal Occupation(s) and Other Directorships During Past Five Years
Charles A. Rizzo Born: 1957	Chief Financial Officer (since 2007)
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone Born: 1965	Treasurer (2007-2009 and since 2010, including prior positions)
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

Christopher (Kit) Sechler Born: 1973	Chief Legal Officer and Secretary (since 2018)
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009 -2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

Trevor Swanberg Born: 1979	Chief Compliance Officer (since 2020)
Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2018–2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2016–2018); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016).

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.Mr. Boyle has served as Trustee at various times prior to the date listed in the table.

2	Member of the Audit Committee.

3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

*	Appointed as Independent Trustee effective as of September 15, 2020.

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5010.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 1-800-225-5291.

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John Hancock Funds II
For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust’s complete schedule of portfolio holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. N-PORT filings are available on our website and the SEC’s website, sec.gov.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

84

ITEM 2. CODE OF ETHICS.

(a)	As of the end of the fiscal year August 31, 2020 the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b)	Not applicable

(c)	Not applicable

(d)	Not applicable

(e) Not applicable

(f)(1) A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(f)(2) Not applicable.

(f)(3) The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request by calling the following toll free number (800) 344-1029.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that at least one member of its audit committee is an “audit committee financial expert”. Peter S. Burgess is an audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	AUDIT FEES:
	2020:	$1,062,343
	2019:	$1,305,869

These fees represent aggregate fees billed for the last two fiscal years (the “Reporting Periods”) for professional services rendered by the principal accountant for the audits of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filing or engagements for such Reporting Periods.

(b)	AUDIT RELATED FEES:
	2020:	$69,964
	2019:	$47,563

These fees represent the aggregate fees billed for the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item. Such fees relate to professional services rendered by the principal accountant for separate audit reports in connection with security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940 and service provider internal controls reviews. Additionally, amounts billed to control affiliates for service provider internal controls reviews were $216,467 and $113,000 for the fiscal years ended August 31, 2020 and 2019, respectively.

(c)	TAX FEES:
	2020:	$4,000
	2019:	$0

These fees represent aggregate fees billed for the Reporting Periods for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. The tax fees for the year ended August 31, 2019 were $0 as tax services for the reporting period were provided by a service provider other than the principal accountant.

(d)	ALL OTHER FEES:
	2020:	$2,312
	2019:	$2,688

These fees represent all other fees billed to the Registrant for products and services provided by the principal accountant. Such fees relate primarily to procedures performed in connection with year end reporting for retail shareholders. These fees were billed to the Registrant and were approved by the Registrant’s audit committee.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(2) Amount approved by the Audit Committee pursuant paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X: None.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant and rendered to the registrant’s control affiliates for each of the last two fiscal years of the registrant were $1,297,806 and $912,042 for the fiscal years ended August 31, 2020 and August 31, 2019, respectively.

(h)

The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were non pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Peter S. Burgess – Chairman
Charles L. Bardelis
James M. Oates

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

(a)	The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds -Nominating and Governance Committee Charter"

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott
Andrew Arnott
President
Date: October 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President
Date: October 22, 2020

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: October 22, 2020